      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2012



                                          REGISTRATION STATEMENT NOS. 333-152256
                                                                       811-21262

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                             POST-EFFECTIVE AMENDMENT NO. 4                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 148                                     [X]



                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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This registration statement incorporates by reference the five prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 2/Amendment No. 124 to the registration statement on Form N-4 (File Nos. 333-152256/811-21262) filed on April 8, 2010.



This registration statement also incorporates by reference the five Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 3/Amendment No. 136 to the registration statement on Form N-4 (File Nos. 333-152256/811-21262) filed on April 7, 2011.

                         VINTAGE 3(SM) ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for

GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge...............................................    1.70%(5)
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.85%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    2.05%
Optional GMWB I Charge (maximum upon reset).....................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset)....................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.30%



(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.50%      1.34%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES  -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I..................     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I..................     0.75%          --        0.12%            --            0.87%         0.00%         0.87%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth Portfolio
     -- Class B..................     0.68%        0.25%       0.14%            --            1.07%         0.02%         1.05%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class E.......     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class E.......     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------



We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.





If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------



The following information has been added to the "TERMINATION" section:



In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for

10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.078          1.153                 --
                                                          2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.034          1.085                 --
                                                          2005      0.997          1.034            384,723
                                                          2004      0.960          0.997            564,277
                                                          2003      0.782          0.960            580,634
                                                          2002      1.142          0.782            338,997

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01)....................................  2008      1.213          1.156                 --
                                                          2007      1.056          1.213            108,804
                                                          2006      1.046          1.056            144,044
                                                          2005      0.987          1.046            347,156
                                                          2004      0.940          0.987            428,209
                                                          2003      0.752          0.940            419,469
                                                          2002      1.134          0.752            245,637

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.143          1.194                 --
                                                          2005      1.113          1.143          1,568,513
                                                          2004      1.019          1.113          1,394,502
                                                          2003      0.786          1.019          1,315,337
                                                          2002      1.000          0.786            512,682

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.166          1.138                 --
                                                          2005      1.034          1.166            340,220
                                                          2004      0.973          1.034            534,327
                                                          2003      0.803          0.973            523,556
                                                          2002      1.183          0.803            444,753

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)...............................................  2011      2.037          1.822          1,051,730
                                                          2010      1.857          2.037          1,330,000
                                                          2009      1.329          1.857          1,654,944
                                                          2008      2.198          1.329          2,379,174
                                                          2007      1.950          2.198          3,019,485
                                                          2006      1.649          1.950          3,272,923
                                                          2005      1.473          1.649          3,306,916
                                                          2004      1.322          1.473          2,655,233
                                                          2003      0.995          1.322          1,916,041
                                                          2002      1.188          0.995            687,483

  American Funds Growth Subaccount (Class 2) (10/01)....  2011      1.625          1.528          3,717,045
                                                          2010      1.395          1.625          5,177,280
                                                          2009      1.019          1.395          6,568,679
                                                          2008      1.854          1.019          7,523,472
                                                          2007      1.681          1.854          9,443,710
                                                          2006      1.553          1.681         11,381,502
                                                          2005      1.362          1.553         12,017,148
                                                          2004      1.233          1.362         10,520,778
                                                          2003      0.918          1.233          8,199,450
                                                          2002      1.238          0.918          3,191,614

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)...............................................  2011      1.345          1.296          4,013,778
                                                          2010      1.229          1.345          5,343,946
                                                          2009      0.954          1.229          6,416,233
                                                          2008      1.564          0.954          7,779,967
                                                          2007      1.517          1.564          9,042,382
                                                          2006      1.341          1.517         11,151,752
                                                          2005      1.291          1.341         12,001,784
                                                          2004      1.191          1.291         11,617,894
                                                          2003      0.916          1.191          9,428,215
                                                          2002      1.143          0.916          4,343,254

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.297          1.282                 --
                                                          2005      1.117          1.297            270,405
                                                          2004      0.952          1.117            284,837
                                                          2003      0.777          0.952            281,928
                                                          2002      1.000          0.777            229,435

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.703          2.217                 --
                                                          2005      1.618          1.703            843,861
                                                          2004      1.255          1.618            816,644
                                                          2003      0.953          1.255            682,096
                                                          2002      1.000          0.953            279,702

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.302          1.415                 --
                                                          2005      1.204          1.302            290,919
                                                          2004      1.074          1.204             79,948
                                                          2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.299          1.447                 --
                                                          2005      1.202          1.299            490,676
                                                          2004      1.067          1.202             99,662
                                                          2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (10/01)...............................................  2011      1.774          1.696          1,435,464
                                                          2010      1.544          1.774          1,761,133
                                                          2009      1.159          1.544          2,365,915
                                                          2008      2.057          1.159          2,531,696
                                                          2007      1.784          2.057          2,825,080
                                                          2006      1.628          1.784          3,353,989
                                                          2005      1.419          1.628          3,163,742
                                                          2004      1.254          1.419          2,238,271
                                                          2003      0.995          1.254          1,588,254
                                                          2002      1.119          0.995            651,538

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      2.107          1.844            972,451
                                                          2010      1.670          2.107          1,238,022
                                                          2009      1.217          1.670          1,681,269
                                                          2008      2.053          1.217          2,066,887
                                                          2007      1.813          2.053          2,716,635
                                                          2006      1.643          1.813          3,237,766
                                                          2005      1.418          1.643          3,764,767
                                                          2004      1.159          1.418          3,531,167
                                                          2003      0.854          1.159          2,724,412
                                                          2002      1.000          0.854            848,122

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.241          1.247          1,160,916
                                                          2010      1.122          1.241          1,231,885
                                                          2009      0.843          1.122          1,286,672
                                                          2008      1.220          0.843          1,350,249
                                                          2007      1.198          1.220          1,897,822
                                                          2006      1.032          1.198          1,429,876
                                                          2005      1.000          1.032            517,437

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01)..........................  2011      1.514          1.414            501,325
                                                          2010      1.208          1.514            609,814
                                                          2009      0.857          1.208            755,412
                                                          2008      1.519          0.857            955,266
                                                          2007      1.391          1.519          1,256,157
                                                          2006      1.303          1.391          1,357,708
                                                          2005      1.267          1.303          1,511,860
                                                          2004      1.158          1.267          1,612,869
                                                          2003      0.859          1.158          1,155,163
                                                          2002      1.228          0.859            552,933

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.242          1.443                 --
                                                          2005      1.144          1.242          3,654,757
                                                          2004      1.035          1.144          2,910,893
                                                          2003      0.842          1.035          2,090,772
                                                          2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.515          3.195                 --
                                                          2007      2.780          3.515          1,157,087
                                                          2006      2.211          2.780          1,274,566
                                                          2005      1.767          2.211          1,292,213
                                                          2004      1.444          1.767            612,528
                                                          2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/01)............................................  2011      1.677          1.471          1,184,591
                                                          2010      1.576          1.677          1,655,204
                                                          2009      1.171          1.576          2,113,721
                                                          2008      2.001          1.171          2,480,408
                                                          2007      1.766          2.001          3,105,587
                                                          2006      1.481          1.766          3,387,056
                                                          2005      1.369          1.481          3,582,390
                                                          2004      1.177          1.369          2,636,109
                                                          2003      0.907          1.177          1,547,572
                                                          2002      1.134          0.907            725,922

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.246          1.490                 --
                                                          2005      1.166          1.246          1,139,324
                                                          2004      1.024          1.166            867,313
                                                          2003      0.789          1.024            411,565
                                                          2002      1.000          0.789            189,113

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)...............................................  2011      1.800          1.738             43,747
                                                          2010      1.461          1.800             77,573
                                                          2009      1.030          1.461            113,646
                                                          2008      1.869          1.030            107,740
                                                          2007      1.564          1.869            107,333
                                                          2006      1.406          1.564             90,153
                                                          2005      1.279          1.406            213,535
                                                          2004      1.081          1.279            289,742
                                                          2003      0.817          1.081            291,470
                                                          2002      1.158          0.817            169,129

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.534          1.717                 --
                                                          2005      1.502          1.534            624,032
                                                          2004      1.332          1.502            359,563
                                                          2003      1.000          1.332            181,680

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)...............................................  2007      1.260          1.341                 --
                                                          2006      1.196          1.260            669,472
                                                          2005      1.146          1.196            819,050
                                                          2004      1.135          1.146            865,998
                                                          2003      0.861          1.135            856,282
                                                          2002      1.198          0.861            561,340

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.249          1.321                 --
                                                          2009      1.053          1.249          1,336,578
                                                          2008      1.827          1.053          1,512,269
                                                          2007      1.774          1.827          2,166,539
                                                          2006      1.569          1.774          3,019,733
                                                          2005      1.500          1.569          3,590,883
                                                          2004      1.386          1.500          2,810,205
                                                          2003      1.073          1.386            568,294
                                                          2002      1.000          1.073            102,496

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01)..........................  2011      1.264          1.272          2,642,871
                                                          2010      1.030          1.264          3,367,807
                                                          2009      0.780          1.030          4,137,806
                                                          2008      1.333          0.780          5,049,565
                                                          2007      1.338          1.333          6,557,656
                                                          2006      1.253          1.338          7,261,375
                                                          2005      1.143          1.253          8,661,852
                                                          2004      1.059          1.143          9,608,986
                                                          2003      0.802          1.059          8,246,936
                                                          2002      1.213          0.802          4,485,731

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01).....................................  2011      1.357          1.367          1,594,807
                                                          2010      1.228          1.357          2,103,886
                                                          2009      1.024          1.228          2,783,815
                                                          2008      1.476          1.024          2,662,566
                                                          2007      1.387          1.476          3,337,982
                                                          2006      1.231          1.387          4,263,914
                                                          2005      1.202          1.231          5,363,734
                                                          2004      1.125          1.202          5,731,444
                                                          2003      0.920          1.125          5,441,951
                                                          2002      1.137          0.920          2,369,461

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      1.133          1.108                 --
                                                          2008      1.635          1.133            684,646
                                                          2007      1.639          1.635            974,517

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      1.427          1.507                 --
                                                          2010      1.290          1.427          2,983,632
                                                          2009      0.937          1.290          3,333,299
                                                          2008      1.650          0.937          3,758,963
                                                          2007      1.651          1.650          5,750,234
                                                          2006      1.480          1.651          6,718,987
                                                          2005      1.432          1.480          8,538,130
                                                          2004      1.368          1.432          8,424,198
                                                          2003      1.060          1.368          6,312,914
                                                          2002      1.000          1.060          1,192,523

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01)....................................  2011      1.103          1.197                 --
                                                          2010      1.004          1.103            193,207
                                                          2009      0.838          1.004            233,069
                                                          2008      1.195          0.838            284,831
                                                          2007      1.144          1.195            410,850
                                                          2006      0.988          1.144            460,356
                                                          2005      1.008          0.988            549,657
                                                          2004      0.993          1.008            411,403
                                                          2003      0.819          0.993            297,884
                                                          2002      1.128          0.819             42,767

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.193          1.171            169,105

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      1.243          1.314          2,832,275
                                                          2010      1.129          1.243          4,535,919
                                                          2009      0.938          1.129          5,133,313
                                                          2008      1.469          0.938          6,701,002
                                                          2007      1.421          1.469          8,745,660
                                                          2006      1.310          1.421         10,337,342
                                                          2005      1.280          1.310         13,239,685
                                                          2004      1.242          1.280         10,945,191
                                                          2003      1.037          1.242          7,746,731
                                                          2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (10/01)..........................  2011      1.390          1.280          2,076,780
                                                          2010      1.214          1.390          2,803,202
                                                          2009      0.956          1.214          3,421,700
                                                          2008      1.536          0.956          4,209,432
                                                          2007      1.545          1.536          6,335,447
                                                          2006      1.347          1.545          5,104,700
                                                          2005      1.310          1.347          6,459,399
                                                          2004      1.233          1.310          7,460,248
                                                          2003      0.906          1.233          6,544,522
                                                          2002      1.173          0.906          3,685,513

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01)..........................  2011      1.266          1.235            773,695
                                                          2010      1.175          1.266            974,827
                                                          2009      0.840          1.175          1,237,382
                                                          2008      1.365          0.840          1,608,272
                                                          2007      1.321          1.365          1,984,106
                                                          2006      1.286          1.321          2,360,634
                                                          2005      1.245          1.286          2,985,448
                                                          2004      1.264          1.245          3,178,555
                                                          2003      0.872          1.264          3,256,345
                                                          2002      1.181          0.872          1,343,803

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2011      1.239          1.276            765,771
                                                          2010      1.153          1.239            996,080
                                                          2009      0.943          1.153          1,306,183
                                                          2008      1.493          0.943          1,488,498
                                                          2007      1.463          1.493          1,963,508
                                                          2006      1.261          1.463          1,457,483
                                                          2005      1.205          1.261          2,187,413
                                                          2004      1.112          1.205          2,449,937
                                                          2003      0.856          1.112          1,736,582
                                                          2002      1.134          0.856          1,123,187

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01).....................................  2011      1.738          1.640            410,640
                                                          2010      1.445          1.738            466,535
                                                          2009      1.083          1.445            555,617
                                                          2008      1.704          1.083            695,294
                                                          2007      1.620          1.704          1,084,440
                                                          2006      1.437          1.620          1,363,179
                                                          2005      1.352          1.437          1,761,537
                                                          2004      1.247          1.352          2,082,371
                                                          2003      0.979          1.247          1,985,524
                                                          2002      1.233          0.979          1,007,229

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2011      1.640          1.632            376,370
                                                          2010      1.335          1.640            458,914
                                                          2009      0.952          1.335            610,895
                                                          2008      1.636          0.952            751,633
                                                          2007      1.515          1.636          1,112,460
                                                          2006      1.369          1.515            874,133
                                                          2005      1.329          1.369          1,450,361
                                                          2004      1.176          1.329          1,512,977
                                                          2003      0.805          1.176          1,362,566
                                                          2002      1.255          0.805            374,199

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.863          0.839                 --
                                                          2008      1.406          0.863          2,029,831
                                                          2007      1.365          1.406          2,219,452
                                                          2006      1.208          1.365          2,630,281
                                                          2005      1.180          1.208          3,241,340
                                                          2004      1.091          1.180          3,694,895
                                                          2003      0.870          1.091          3,104,267
                                                          2002      1.141          0.870          1,112,239

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/01)........................  2011      1.247          1.341                 --
                                                          2010      1.225          1.247             23,270
                                                          2009      0.970          1.225             23,608
                                                          2008      1.746          0.970             29,352
                                                          2007      1.673          1.746             75,615
                                                          2006      1.354          1.673            290,615
                                                          2005      1.234          1.354            439,395
                                                          2004      1.067          1.234            340,841
                                                          2003      0.853          1.067            359,537
                                                          2002      1.169          0.853          2,351,514

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.588          1.614                 --
                                                          2006      1.441          1.588          1,080,594
                                                          2005      1.417          1.441          1,383,219
                                                          2004      1.353          1.417          1,087,983
                                                          2003      1.068          1.353            677,570
                                                          2002      1.000          1.068             98,290

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.968          0.956                 --
                                                          2010      0.903          0.968            322,322
                                                          2009      0.784          0.903            299,074
                                                          2008      1.013          0.784            345,215
                                                          2007      1.018          1.013            548,010
                                                          2006      0.996          1.018            638,708
                                                          2005      0.991          0.996            790,687
                                                          2004      0.998          0.991            520,781
                                                          2003      1.000          0.998            112,210

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01).............................  2011      1.357          1.383                 --
                                                          2010      1.240          1.357            841,318
                                                          2009      1.058          1.240            911,320
                                                          2008      1.248          1.058          1,262,829
                                                          2007      1.247          1.248          1,783,763
                                                          2006      1.205          1.247          2,167,036
                                                          2005      1.197          1.205          3,111,900
                                                          2004      1.142          1.197          3,438,219
                                                          2003      1.041          1.142          2,476,299
                                                          2002      1.012          1.041            806,368

  LMPVIT Western Asset Variable High Income Subaccount
  (10/01)...............................................  2011      1.786          1.795          1,003,155
                                                          2010      1.560          1.786          1,229,453
                                                          2009      0.993          1.560          1,417,000
                                                          2008      1.445          0.993          1,670,642
                                                          2007      1.468          1.445          2,463,237
                                                          2006      1.347          1.468          3,316,182
                                                          2005      1.337          1.347          3,764,331
                                                          2004      1.234          1.337          4,280,141
                                                          2003      0.985          1.234          3,543,720
                                                          2002      1.037          0.985          1,009,257

  LMPVIT Western Asset Variable Money Market Subaccount
  (10/01)...............................................  2010      1.030          1.024                 --
                                                          2009      1.047          1.030          3,001,298
                                                          2008      1.039          1.047          3,983,489
                                                          2007      1.009          1.039          3,917,178
                                                          2006      0.982          1.009          3,539,717
                                                          2005      0.973          0.982          5,853,181
                                                          2004      0.983          0.973          6,201,418
                                                          2003      0.995          0.983         10,307,290
                                                          2002      1.000          0.995         10,414,856

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01).....................................  2007      1.601          1.707                 --
                                                          2006      1.445          1.601            554,760
                                                          2005      1.403          1.445            971,926
                                                          2004      1.236          1.403          1,145,519
                                                          2003      0.887          1.236            938,913
                                                          2002      1.215          0.887            227,917

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.426          1.494                 --
                                                          2006      1.229          1.426          3,034,285
                                                          2005      1.204          1.229          4,123,387
                                                          2004      1.132          1.204          4,776,424
                                                          2003      0.829          1.132          4,044,047
                                                          2002      1.127          0.829          2,454,452

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)...........  2007      1.331          1.398                 --
                                                          2006      1.147          1.331          1,007,512
                                                          2005      1.097          1.147          1,163,792
                                                          2004      1.010          1.097          1,567,539
                                                          2003      0.806          1.010          1,544,295
                                                          2002      1.101          0.806          1,272,473

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.601          1.663                 --
                                                          2006      1.391          1.601            826,360
                                                          2005      1.372          1.391            912,109
                                                          2004      1.241          1.372            814,490
                                                          2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.790          1.971                 --
                                                          2006      1.625          1.790          1,328,761
                                                          2005      1.529          1.625          1,853,134
                                                          2004      1.256          1.529          1,047,903
                                                          2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.412          1.480                 --
                                                          2006      1.336          1.412            432,930

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.175          1.156            233,058
                                                          2010      1.063          1.175            260,063
                                                          2009      0.908          1.063            185,744
                                                          2008      1.476          0.908            234,239
                                                          2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.885          0.823            474,994
                                                          2010      0.775          0.885            641,160
                                                          2009      0.584          0.775            816,265
                                                          2008      1.019          0.584            855,425
                                                          2007      1.218          1.019          1,163,744
                                                          2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.435          1.266             87,923
                                                          2010      1.223          1.435            128,168
                                                          2009      0.965          1.223            144,548
                                                          2008      1.315          0.965            137,581
                                                          2007      1.353          1.315            116,308
                                                          2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.625          1.372            641,477
                                                          2010      1.419          1.625            747,582
                                                          2009      0.930          1.419            802,152
                                                          2008      1.597          0.930            856,150
                                                          2007      1.641          1.597          1,056,563
                                                          2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.368          1.332             15,725
                                                          2010      1.102          1.368             18,452
                                                          2009      0.836          1.102             60,851
                                                          2008      1.388          0.836             59,738
                                                          2007      1.269          1.388             48,553
                                                          2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.452          1.321            236,066
                                                          2010      1.348          1.452            305,878
                                                          2009      0.959          1.348            321,892
                                                          2008      1.680          0.959            251,583
                                                          2007      1.312          1.680             84,653
                                                          2006      1.282          1.312            171,370

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.085          1.009             69,579
                                                          2010      0.900          1.085            118,496
                                                          2009      0.670          0.900             80,073
                                                          2008      1.063          0.670             98,949
                                                          2008      1.107          1.063            108,451
                                                          2007      1.251          1.107             11,588

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.972          0.919          1,047,413
                                                          2010      0.789          0.972          1,445,895
                                                          2009      0.635          0.789          1,704,558
                                                          2008      1.057          0.635          2,003,655
                                                          2007      1.070          1.057          2,160,726
                                                          2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.829          0.787                 --
                                                          2008      1.472          0.829            337,188
                                                          2007      1.340          1.472            506,785
                                                          2006      1.359          1.340            537,554

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      1.385          1.266            556,906
                                                          2010      1.326          1.385          1,217,811

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.993          0.848             35,637

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.946          2.351            527,315
                                                          2010      2.427          2.946            915,318
                                                          2009      1.463          2.427          1,016,774
                                                          2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.648          1.444            311,839
                                                          2010      1.507          1.648            330,280
                                                          2009      1.167          1.507            310,313
                                                          2008      2.062          1.167            359,515
                                                          2007      1.967          2.062            561,962

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.486          1.358             29,291
                                                          2010      1.146          1.486             30,429
                                                          2009      0.742          1.146             30,114
                                                          2008      1.340          0.742             39,523

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.352          1.480          1,898,630
                                                          2010      1.275          1.352          1,949,954
                                                          2009      1.097          1.275          2,502,184
                                                          2008      1.197          1.097          2,786,262
                                                          2007      1.133          1.197          3,537,567

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.569          1.590          6,096,907
                                                          2010      1.478          1.569          7,176,841
                                                          2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.478          1.385            158,623
                                                          2010      1.295          1.478            169,087
                                                          2009      1.065          1.295            343,781
                                                          2008      1.615          1.065            117,736
                                                          2007      1.567          1.615            131,153
                                                          2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.147          1.265                 --
                                                          2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.531          1.558            470,107
                                                          2010      1.390          1.531            656,923
                                                          2009      1.064          1.390          1,208,409
                                                          2008      1.214          1.064          1,274,191
                                                          2007      1.160          1.214          1,385,294
                                                          2006      1.122          1.160          2,208,049

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.912          0.860          2,138,303
                                                          2010      0.794          0.912          2,855,035
                                                          2009      0.683          0.794          3,767,046
                                                          2008      1.093          0.683          4,187,119
                                                          2007      1.074          1.093          5,352,699
                                                          2006      1.001          1.074          5,040,214

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.984          0.879          1,261,776
                                                          2010      0.836          0.984          1,735,051
                                                          2009      0.674          0.836          2,214,711
                                                          2008      0.978          0.674          2,622,643
                                                          2007      1.027          0.978          3,365,676
                                                          2006      1.003          1.027          1,958,877

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.899          0.855            302,463
                                                          2010      0.795          0.899            359,813
                                                          2009      0.543          0.795            581,592
                                                          2008      1.019          0.543            681,325
                                                          2007      0.862          1.019            980,232
                                                          2006      0.885          0.862          1,150,626

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.212          1.266          1,770,450
                                                          2010      1.142          1.212          2,149,875
                                                          2009      1.064          1.142          2,773,459
                                                          2008      1.124          1.064          3,064,087
                                                          2007      1.079          1.124          3,916,582
                                                          2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.074          0.960            652,745
                                                          2010      0.913          1.074            720,036
                                                          2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.011          0.993          2,238,271
                                                          2010      1.024          1.011          2,222,008

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.675          0.667                 --
                                                          2008      1.150          0.675            321,611
                                                          2007      1.173          1.150            414,912
                                                          2006      1.143          1.173            456,315

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.503          1.327          1,948,744

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.678          0.707                 --
                                                          2008      1.252          0.678            945,305
                                                          2007      1.227          1.252          1,217,980
                                                          2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.201          1.105          1,168,932
                                                          2010      1.069          1.201          1,508,357
                                                          2009      0.894          1.069          1,903,920
                                                          2008      1.494          0.894          2,250,263
                                                          2007      1.462          1.494          2,732,435
                                                          2006      1.428          1.462          3,423,841

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.156          1.140             57,359
                                                          2010      1.055          1.156             57,431
                                                          2009      0.767          1.055             61,108
                                                          2008      1.159          0.767             78,234

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.920          0.996                 --
                                                          2010      0.810          0.920             43,726
                                                          2009      0.627          0.810          1,077,965
                                                          2008      1.073          0.627            101,904
                                                          2007      1.059          1.073             77,136
                                                          2006      1.002          1.059             82,046

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.159          1.175            977,009
                                                          2010      1.073          1.159          1,133,326
                                                          2009      0.907          1.073          1,311,540
                                                          2008      1.079          0.907          2,469,357
                                                          2007      1.041          1.079            694,072
                                                          2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.103          1.094            856,186
                                                          2010      1.007          1.103            516,813
                                                          2009      0.829          1.007            682,868
                                                          2008      1.078          0.829            461,557
                                                          2007      1.047          1.078            138,575
                                                          2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.042          1.009            600,708
                                                          2010      0.938          1.042            609,621
                                                          2009      0.755          0.938            689,973
                                                          2008      1.078          0.755            355,115
                                                          2007      1.053          1.078            365,282
                                                          2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.980          0.926            578,356
                                                          2010      0.870          0.980            587,548
                                                          2009      0.687          0.870            319,169
                                                          2008      1.078          0.687            354,568
                                                          2007      1.058          1.078          3,790,478
                                                          2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.198          1.195          1,484,612
                                                          2010      1.066          1.198          1,648,777
                                                          2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.368          1.372          3,574,565
                                                          2010      1.268          1.368          4,554,104
                                                          2009      1.091          1.268          5,570,751
                                                          2008      1.431          1.091          6,623,364
                                                          2007      1.399          1.431          8,475,997
                                                          2006      1.311          1.399         10,776,451

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.264          1.252            408,089
                                                          2010      1.156          1.264            479,929
                                                          2009      0.975          1.156            579,426
                                                          2008      1.472          0.975            741,138
                                                          2007      1.393          1.472            811,778
                                                          2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2011      0.998          0.897            979,522
                                                          2010      0.877          0.998          1,209,322
                                                          2009      0.639          0.877          1,666,362
                                                          2008      1.095          0.639          1,838,210
                                                          2007      1.049          1.095          2,240,779
                                                          2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.047          1.014            109,972
                                                          2010      0.914          1.047            129,295
                                                          2009      0.651          0.914            166,401
                                                          2008      1.143          0.651            192,308
                                                          2007      1.067          1.143            294,582
                                                          2006      0.998          1.067            375,374

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.384          1.401            589,217

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.107          1.128                 --
                                                          2006      1.119          1.107          4,427,645
                                                          2005      1.117          1.119          4,051,146
                                                          2004      1.045          1.117          3,205,754
                                                          2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.283          1.325                 --
                                                          2008      1.248          1.283         10,331,159
                                                          2007      1.169          1.248         13,620,913
                                                          2006      1.146          1.169         17,239,178
                                                          2005      1.140          1.146         22,862,275
                                                          2004      1.107          1.140         25,251,835
                                                          2003      1.074          1.107         24,931,634
                                                          2002      1.003          1.074         12,110,005

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.450          1.345                 --
                                                          2007      1.339          1.450             80,724
                                                          2006      1.228          1.339             85,573
                                                          2005      1.167          1.228            118,293
                                                          2004      1.105          1.167            276,444
                                                          2003      0.853          1.105            288,042
                                                          2002      1.233          0.853            166,521

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.828          1.977                 --
                                                          2006      1.458          1.828            638,928
                                                          2005      1.323          1.458            563,447
                                                          2004      1.160          1.323            708,372
                                                          2003      0.919          1.160            789,803
                                                          2002      1.138          0.919            348,979

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      2.157          2.302                 --
                                                          2006      1.874          2.157            987,227
                                                          2005      1.783          1.874          1,262,872
                                                          2004      1.439          1.783          1,531,094
                                                          2003      0.980          1.439          1,457,951
                                                          2002      1.221          0.980            894,693

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.277          1.359                 --
                                                          2005      1.196          1.277            625,300
                                                          2004      1.144          1.196            971,172
                                                          2003      0.901          1.144            604,655
                                                          2002      1.206          0.901            171,916

  Travelers Equity Income Subaccount (11/01)............  2006      1.360          1.428                 --
                                                          2005      1.326          1.360          4,685,823
                                                          2004      1.229          1.326          4,664,493
                                                          2003      0.955          1.229          3,466,972
                                                          2002      1.130          0.955            851,610

  Travelers Large Cap Subaccount (10/01)................  2006      1.177          1.212                 --
                                                          2005      1.103          1.177          1,408,457
                                                          2004      1.055          1.103          1,502,752
                                                          2003      0.862          1.055          1,320,336
                                                          2002      1.138          0.862            297,305

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.108          1.177                 --
                                                          2005      1.000          1.108              4,537

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.019          1.022                 --
                                                          2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.053          1.090                 --
                                                          2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.086          1.132                 --
                                                          2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.049                 --
                                                          2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (10/01)...........  2006      1.052          1.041                 --
                                                          2005      1.057          1.052          5,931,326
                                                          2004      1.047          1.057          6,706,064
                                                          2003      0.984          1.047          6,231,466
                                                          2002      0.981          0.984          2,680,937

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.259          1.336                 --
                                                          2005      1.145          1.259            577,073
                                                          2004      1.006          1.145            802,307
                                                          2003      0.846          1.006            611,226
                                                          2002      1.151          0.846            186,632

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                          2005      0.827          0.837          1,379,504
                                                          2004      0.738          0.827            965,769
                                                          2003      0.549          0.738            863,409
                                                          2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.271          1.311                 --
                                                          2005      1.258          1.271         14,835,633
                                                          2004      1.150          1.258         15,096,154
                                                          2003      1.005          1.150         12,779,445
                                                          2002      1.081          1.005          4,612,845

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                          2005      1.119          1.169            534,003
                                                          2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.300          1.492                 --
                                                          2005      1.209          1.300            900,979
                                                          2004      1.064          1.209            782,542
                                                          2003      0.843          1.064            306,180
                                                          2002      1.000          0.843             43,855

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.377          1.460                 --
                                                          2005      1.324          1.377            135,007
                                                          2004      1.213          1.324             98,404
                                                          2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.038          1.092                 --
                                                          2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.122                 --
                                                          2005      1.092          1.112          2,085,055
                                                          2004      1.000          1.092            835,408

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.056          1.101                 --
                                                          2005      1.054          1.056            968,595
                                                          2004      0.974          1.054          1,033,754
                                                          2003      0.749          0.974          1,013,488
                                                          2002      1.148          0.749            737,863

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.113          1.281                 --
                                                          2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.271                 --
                                                          2005      1.000          1.109             15,029

  Travelers Van Kampen Enterprise Subaccount (1/00).....  2006      1.102          1.143                 --
                                                          2005      1.041          1.102            475,059
                                                          2004      1.021          1.041            341,310
                                                          2003      0.828          1.021            144,333
                                                          2002      1.194          0.828             50,164





                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.073          1.145               --
                                                          2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.080          1.131               --
                                                          2005      1.049          1.080               --
                                                          2004      1.000          1.049               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01)....................................  2008      1.272          1.210               --
                                                          2007      1.116          1.272               --
                                                          2006      1.113          1.116               --
                                                          2005      1.058          1.113               --
                                                          2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.101          1.147               --
                                                          2005      1.080          1.101           20,275
                                                          2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.184          1.146               --
                                                          2005      1.057          1.184               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)...............................................  2011      1.475          1.310            3,568
                                                          2010      1.354          1.475           29,282
                                                          2009      0.976          1.354           11,334
                                                          2008      1.625          0.976           14,388
                                                          2007      1.452          1.625           14,393
                                                          2006      1.237          1.452           28,294
                                                          2005      1.112          1.237           13,476
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (10/01)....  2011      1.241          1.158          296,823
                                                          2010      1.073          1.241          367,567
                                                          2009      0.790          1.073          455,407
                                                          2008      1.446          0.790          472,309
                                                          2007      1.320          1.446          520,965
                                                          2006      1.229          1.320          499,533
                                                          2005      1.085          1.229          411,119
                                                          2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)...............................................  2011      1.062          1.017          380,055
                                                          2010      0.978          1.062          384,691
                                                          2009      0.765          0.978          385,454
                                                          2008      1.262          0.765          429,948
                                                          2007      1.233          1.262          460,412
                                                          2006      1.097          1.233          431,176
                                                          2005      1.064          1.097          345,177
                                                          2004      1.000          1.064              766

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.346          1.328               --
                                                          2005      1.168          1.346               --
                                                          2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.344          1.738               --
                                                          2005      1.286          1.344           13,433
                                                          2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.198          1.299               --
                                                          2005      1.116          1.198            1,287
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.200          1.334               --
                                                          2005      1.118          1.200           97,012
                                                          2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (10/01)...............................................  2011      1.326          1.259           89,752
                                                          2010      1.162          1.326          139,659
                                                          2009      0.878          1.162          139,659
                                                          2008      1.570          0.878          139,659
                                                          2007      1.371          1.570          139,659
                                                          2006      1.260          1.371          120,320
                                                          2005      1.106          1.260           37,790
                                                          2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      1.746          1.518          109,459
                                                          2010      1.393          1.746          110,499
                                                          2009      1.023          1.393          120,817
                                                          2008      1.737          1.023          144,604
                                                          2007      1.546          1.737          136,963
                                                          2006      1.410          1.546          145,334
                                                          2005      1.226          1.410          163,704
                                                          2004      1.000          1.226           19,636

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.192          1.190           20,722
                                                          2010      1.086          1.192           20,722
                                                          2009      0.821          1.086           20,722
                                                          2008      1.198          0.821           20,736
                                                          2007      1.184          1.198           20,736
                                                          2006      1.027          1.184           16,826
                                                          2005      1.000          1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01)..........................  2011      1.242          1.152           15,909
                                                          2010      0.998          1.242           18,196
                                                          2009      0.713          0.998           42,102
                                                          2008      1.272          0.713           46,376
                                                          2007      1.173          1.272           19,438
                                                          2006      1.107          1.173           20,456
                                                          2005      1.084          1.107           20,338
                                                          2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.184          1.367               --
                                                          2005      1.099          1.184           62,704
                                                          2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.454          2.226               --
                                                          2007      1.955          2.454           20,553
                                                          2006      1.566          1.955            9,036
                                                          2005      1.260          1.566           10,108
                                                          2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/01)............................................  2011      1.356          1.181           15,256
                                                          2010      1.283          1.356           15,023
                                                          2009      0.960          1.283           55,818
                                                          2008      1.653          0.960           63,067
                                                          2007      1.468          1.653           61,363
                                                          2006      1.240          1.468          141,961
                                                          2005      1.155          1.240          136,574
                                                          2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.187          1.409               --
                                                          2005      1.118          1.187          142,910
                                                          2004      1.000          1.118               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)...............................................  2011      1.523          1.460               --
                                                          2010      1.245          1.523               --
                                                          2009      0.884          1.245               --
                                                          2008      1.616          0.884               --
                                                          2007      1.362          1.616               --
                                                          2006      1.233          1.362               --
                                                          2005      1.129          1.233               --
                                                          2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.140          1.269               --
                                                          2005      1.125          1.140           89,672
                                                          2004      1.000          1.125           64,090

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)...............................................  2007      1.112          1.180               --
                                                          2006      1.062          1.112               --
                                                          2005      1.025          1.062               --
                                                          2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.856          0.904               --
                                                          2009      0.727          0.856          351,797
                                                          2008      1.271          0.727          357,400
                                                          2007      1.243          1.271          397,902
                                                          2006      1.107          1.243          464,735
                                                          2005      1.065          1.107          406,369
                                                          2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01)..........................  2011      1.129          1.128           27,444
                                                          2010      0.927          1.129           33,724
                                                          2009      0.707          0.927           40,121
                                                          2008      1.216          0.707           39,332
                                                          2007      1.229          1.216           38,527
                                                          2006      1.159          1.229            9,883
                                                          2005      1.065          1.159            9,552
                                                          2004      1.000          1.065               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01).....................................  2011      1.143          1.143            1,321
                                                          2010      1.041          1.143            2,087
                                                          2009      0.875          1.041           25,809
                                                          2008      1.269          0.875            8,784
                                                          2007      1.201          1.269           49,687
                                                          2006      1.073          1.201           49,720
                                                          2005      1.055          1.073           49,206
                                                          2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.802          0.782               --
                                                          2008      1.166          0.802           20,960
                                                          2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      0.991          1.044               --
                                                          2010      0.903          0.991          474,059
                                                          2009      0.660          0.903          466,526
                                                          2008      1.171          0.660          526,150
                                                          2007      1.179          1.171          480,799
                                                          2006      1.065          1.179          548,567
                                                          2005      1.038          1.065          478,793
                                                          2004      1.000          1.038           26,690

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01)....................................  2011      1.065          1.153               --
                                                          2010      0.976          1.065               --
                                                          2009      0.820          0.976               --
                                                          2008      1.178          0.820               --
                                                          2007      1.135          1.178               --
                                                          2006      0.987          1.135               --
                                                          2005      1.015          0.987               --
                                                          2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.149          1.123               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      0.959          1.007           46,387
                                                          2010      0.878          0.959           50,314
                                                          2009      0.734          0.878           50,412
                                                          2008      1.158          0.734           48,510
                                                          2007      1.128          1.158           50,751
                                                          2006      1.047          1.128           52,797
                                                          2005      1.030          1.047           52,916
                                                          2004      1.000          1.030               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (10/01)..........................  2011      1.075          0.983              452
                                                          2010      0.946          1.075              714
                                                          2009      0.750          0.946              717
                                                          2008      1.213          0.750              720
                                                          2007      1.229          1.213              723
                                                          2006      1.079          1.229              725
                                                          2005      1.057          1.079              728
                                                          2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01)..........................  2011      0.964          0.934               --
                                                          2010      0.901          0.964               --
                                                          2009      0.649          0.901            5,454
                                                          2008      1.062          0.649           12,988
                                                          2007      1.034          1.062           12,920
                                                          2006      1.014          1.034           12,949
                                                          2005      0.989          1.014           12,501
                                                          2004      1.000          0.989               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2011      1.063          1.087           10,785
                                                          2010      0.996          1.063           11,644
                                                          2009      0.820          0.996           11,654
                                                          2008      1.308          0.820           15,002
                                                          2007      1.291          1.308           15,002
                                                          2006      1.120          1.291           15,002
                                                          2005      1.078          1.120           15,002
                                                          2004      1.000          1.078               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01).....................................  2011      1.348          1.263               --
                                                          2010      1.128          1.348            7,208
                                                          2009      0.851          1.128           29,725
                                                          2008      1.349          0.851           30,416
                                                          2007      1.292          1.349           28,787
                                                          2006      1.154          1.292           18,302
                                                          2005      1.093          1.154           19,256
                                                          2004      1.000          1.093            9,888

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2011      1.378          1.362               --
                                                          2010      1.129          1.378               --
                                                          2009      0.811          1.129               --
                                                          2008      1.404          0.811            2,859
                                                          2007      1.309          1.404            2,877
                                                          2006      1.191          1.309               --
                                                          2005      1.165          1.191               --
                                                          2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.759          0.737               --
                                                          2008      1.247          0.759               --
                                                          2007      1.219          1.247               --
                                                          2006      1.086          1.219               --
                                                          2005      1.069          1.086               --
                                                          2004      1.000          1.069               --

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/01)........................  2011      1.118          1.199               --
                                                          2010      1.106          1.118               --
                                                          2009      0.882          1.106               --
                                                          2008      1.599          0.882               --
                                                          2007      1.542          1.599               --
                                                          2006      1.257          1.542               --
                                                          2005      1.154          1.257               --
                                                          2004      1.000          1.154               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.140          1.152               --
                                                          2006      1.041          1.140           20,815
                                                          2005      1.032          1.041           20,662
                                                          2004      1.000          1.032           10,329

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.933          0.920               --
                                                          2010      0.877          0.933              717
                                                          2009      0.766          0.877              720
                                                          2008      0.997          0.766              723
                                                          2007      1.009          0.997              726
                                                          2006      0.995          1.009              728
                                                          2005      0.997          0.995              731
                                                          2004      1.000          0.997               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01).............................  2011      1.163          1.182               --
                                                          2010      1.069          1.163               --
                                                          2009      0.919          1.069               --
                                                          2008      1.092          0.919               --
                                                          2007      1.098          1.092               --
                                                          2006      1.069          1.098               --
                                                          2005      1.069          1.069               --
                                                          2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income Subaccount
  (10/01)...............................................  2011      1.387          1.384            4,688
                                                          2010      1.220          1.387           27,068
                                                          2009      0.782          1.220           32,543
                                                          2008      1.146          0.782           45,575
                                                          2007      1.172          1.146           47,385
                                                          2006      1.084          1.172           13,287
                                                          2005      1.083          1.084           12,550
                                                          2004      1.000          1.083               --

  LMPVIT Western Asset Variable Money Market Subaccount
  (10/01)...............................................  2010      1.014          1.005               --
                                                          2009      1.038          1.014              723
                                                          2008      1.038          1.038              726
                                                          2007      1.014          1.038              729
                                                          2006      0.995          1.014              732
                                                          2005      0.992          0.995              734
                                                          2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01).....................................  2007      1.314          1.398               --
                                                          2006      1.194          1.314            2,986
                                                          2005      1.168          1.194            2,962
                                                          2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.233          1.290               --
                                                          2006      1.071          1.233               --
                                                          2005      1.056          1.071               --
                                                          2004      1.000          1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)...........  2007      1.293          1.355               --
                                                          2006      1.121          1.293               --
                                                          2005      1.080          1.121               --
                                                          2004      1.000          1.080               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.264          1.310               --
                                                          2006      1.106          1.264           21,522
                                                          2005      1.098          1.106           28,907
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.338          1.470               --
                                                          2006      1.223          1.338          165,277
                                                          2005      1.159          1.223          161,706
                                                          2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.366          1.428               --
                                                          2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.105          1.079           10,332
                                                          2010      1.007          1.105           10,636
                                                          2009      0.866          1.007           65,902
                                                          2008      1.418          0.866           67,223
                                                          2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.856          0.791            7,959
                                                          2010      0.755          0.856            8,089
                                                          2009      0.574          0.755           10,251
                                                          2008      1.007          0.574           12,570
                                                          2007      1.212          1.007           23,926
                                                          2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.380          1.209           18,453
                                                          2010      1.184          1.380           26,024
                                                          2009      0.941          1.184           11,792
                                                          2008      1.291          0.941           11,795
                                                          2007      1.337          1.291           11,798
                                                          2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.474          1.236               --
                                                          2010      1.296          1.474               --
                                                          2009      0.855          1.296               --
                                                          2008      1.480          0.855               --
                                                          2007      1.531          1.480           31,902
                                                          2006      1.398          1.531               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.315          1.271               --
                                                          2010      1.067          1.315               --
                                                          2009      0.815          1.067               --
                                                          2008      1.363          0.815               --
                                                          2007      1.255          1.363               --
                                                          2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.455          1.315           17,970
                                                          2010      1.361          1.455           28,613
                                                          2009      0.975          1.361           17,970
                                                          2008      1.720          0.975           17,970
                                                          2007      1.353          1.720           17,970
                                                          2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.044          0.964           11,672
                                                          2010      0.871          1.044           12,204
                                                          2009      0.654          0.871           12,212
                                                          2008      1.042          0.654           11,114
                                                          2008      1.087          1.042           10,956
                                                          2007      1.234          1.087               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.941          0.883          119,359
                                                          2010      0.769          0.941          124,970
                                                          2009      0.623          0.769          127,539
                                                          2008      1.044          0.623          128,510
                                                          2007      1.065          1.044          146,333
                                                          2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.710          0.672               --
                                                          2008      1.269          0.710               --
                                                          2007      1.164          1.269               --
                                                          2006      1.185          1.164               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.943          0.856          159,217
                                                          2010      0.907          0.943          326,975

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.958          0.815           31,658

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.014          1.596           13,853
                                                          2010      1.671          2.014           21,773
                                                          2009      1.014          1.671           20,553
                                                          2008      2.229          1.014           20,553

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.382          1.203           38,396
                                                          2010      1.273          1.382           38,700
                                                          2009      0.992          1.273           39,314
                                                          2008      1.766          0.992           39,314
                                                          2007      1.693          1.766           39,769

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.302          1.181               --
                                                          2010      1.011          1.302               --
                                                          2009      0.659          1.011               --
                                                          2008      1.196          0.659               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.238          1.345          273,402
                                                          2010      1.175          1.238          250,841
                                                          2009      1.019          1.175          257,201
                                                          2008      1.119          1.019          257,385
                                                          2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.377          1.385          281,216
                                                          2010      1.306          1.377          322,528
                                                          2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.169          1.088               --
                                                          2010      1.032          1.169           16,414
                                                          2009      0.854          1.032           23,018
                                                          2008      1.305          0.854           23,018
                                                          2007      1.275          1.305           23,018
                                                          2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.134          1.248               --
                                                          2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.482          1.497          171,286
                                                          2010      1.355          1.482          275,496
                                                          2009      1.044          1.355          237,652
                                                          2008      1.200          1.044          259,366
                                                          2007      1.155          1.200          276,798
                                                          2006      1.122          1.155          255,887

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.883          0.826            9,108
                                                          2010      0.774          0.883            9,108
                                                          2009      0.671          0.774            9,108
                                                          2008      1.081          0.671           22,259
                                                          2007      1.069          1.081           21,937
                                                          2006      1.001          1.069           65,545

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.952          0.845          161,943
                                                          2010      0.815          0.952          233,306
                                                          2009      0.661          0.815          306,398
                                                          2008      0.966          0.661          317,703
                                                          2007      1.022          0.966          322,152
                                                          2006      1.003          1.022          355,273

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.118          1.055               --
                                                          2010      0.995          1.118               --
                                                          2009      0.684          0.995               --
                                                          2008      1.294          0.684               --
                                                          2007      1.102          1.294               --
                                                          2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.130          1.172              442
                                                          2010      1.072          1.130              698
                                                          2009      1.006          1.072           63,505
                                                          2008      1.070          1.006           63,511
                                                          2007      1.034          1.070           63,516
                                                          2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.977          0.868               --
                                                          2010      0.837          0.977               --
                                                          2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      0.988          0.964              881
                                                          2010      1.005          0.988              720

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.653          0.643               --
                                                          2008      1.120          0.653               --
                                                          2007      1.150          1.120               --
                                                          2006      1.126          1.150               --

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.042          0.916          207,310

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.626          0.651               --
                                                          2008      1.163          0.626            3,340
                                                          2007      1.148          1.163            3,342
                                                          2006      1.140          1.148            3,342

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.956          0.874               (0)
                                                          2010      0.857          0.956               (0)
                                                          2009      0.722          0.857               (0)
                                                          2008      1.215          0.722            5,620
                                                          2007      1.197          1.215            5,624
                                                          2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.187          1.163               --
                                                          2010      1.091          1.187               --
                                                          2009      0.799          1.091               --
                                                          2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.890          0.961               --
                                                          2010      0.789          0.890           32,336
                                                          2009      0.616          0.789           32,271
                                                          2008      1.060          0.616           30,912
                                                          2007      1.054          1.060           29,813
                                                          2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.121          1.129               --
                                                          2010      1.045          1.121               --
                                                          2009      0.890          1.045               --
                                                          2008      1.066          0.890               --
                                                          2007      1.036          1.066               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.067          1.051               --
                                                          2010      0.981          1.067               --
                                                          2009      0.814          0.981               --
                                                          2008      1.065          0.814               --
                                                          2007      1.043          1.065               --
                                                          2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.009          0.970               --
                                                          2010      0.914          1.009               --
                                                          2009      0.741          0.914               --
                                                          2008      1.066          0.741               --
                                                          2007      1.048          1.066               --
                                                          2006      1.002          1.048          286,616

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.948          0.890          223,429
                                                          2010      0.848          0.948          222,561
                                                          2009      0.674          0.848          222,677
                                                          2008      1.065          0.674          224,467
                                                          2007      1.053          1.065          225,359
                                                          2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.040          1.030               --
                                                          2010      0.932          1.040               --
                                                          2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.141          1.137          204,337
                                                          2010      1.065          1.141          204,634
                                                          2009      0.923          1.065          199,998
                                                          2008      1.219          0.923          205,532
                                                          2007      1.201          1.219          247,851
                                                          2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.219          1.199           19,610
                                                          2010      1.122          1.219           46,844
                                                          2009      0.953          1.122          108,178
                                                          2008      1.449          0.953          116,387
                                                          2007      1.381          1.449          115,891
                                                          2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.965          0.862           97,668
                                                          2010      0.854          0.965          123,094
                                                          2009      0.627          0.854          169,272
                                                          2008      1.082          0.627          171,373
                                                          2007      1.044          1.082          180,313
                                                          2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.014          0.975               --
                                                          2010      0.891          1.014               --
                                                          2009      0.639          0.891               --
                                                          2008      1.130          0.639               --
                                                          2007      1.062          1.130               --
                                                          2006      0.998          1.062               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.183          1.191               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.042          1.059               --
                                                          2006      1.061          1.042          354,078
                                                          2005      1.066          1.061          298,845
                                                          2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.142          1.176               --
                                                          2008      1.118          1.142          338,553
                                                          2007      1.055          1.118          384,569
                                                          2006      1.042          1.055          374,764
                                                          2005      1.043          1.042          357,897
                                                          2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.297          1.200               --
                                                          2007      1.206          1.297               --
                                                          2006      1.114          1.206               --
                                                          2005      1.066          1.114               --
                                                          2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.577          1.702               --
                                                          2006      1.266          1.577               --
                                                          2005      1.158          1.266               --
                                                          2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      1.422          1.514               --
                                                          2006      1.243          1.422           15,345
                                                          2005      1.192          1.243           19,791
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.117          1.185               --
                                                          2005      1.053          1.117               --
                                                          2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/01)............  2006      1.121          1.174               --
                                                          2005      1.101          1.121           18,454
                                                          2004      1.000          1.101               --

  Travelers Large Cap Subaccount (10/01)................  2006      1.110          1.140               --
                                                          2005      1.047          1.110               --
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.103          1.169               --
                                                          2005      1.000          1.103           26,398

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.015          1.015               --
                                                          2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.049          1.083               --
                                                          2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.081          1.124               --
                                                          2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.026          1.043               --
                                                          2005      1.000          1.026               --

  Travelers Managed Income Subaccount (10/01)...........  2006      1.016          1.003               --
                                                          2005      1.028          1.016            4,104
                                                          2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.227          1.298               --
                                                          2005      1.123          1.227           79,209
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.077          1.136               --
                                                          2005      1.072          1.077               --
                                                          2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.099          1.131               --
                                                          2005      1.095          1.099          268,929
                                                          2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                          2005      1.125          1.168           27,601
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.221          1.398               --
                                                          2005      1.144          1.221               --
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.128          1.193               --
                                                          2005      1.092          1.128               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.034          1.085               --
                                                          2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.122               --
                                                          2005      1.103          1.114          159,981
                                                          2004      1.000          1.103               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.091          1.135               --
                                                          2005      1.097          1.091            2,635
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.109          1.272               --
                                                          2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.104          1.263               --
                                                          2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount (1/00).....  2006      1.088          1.126               --
                                                          2005      1.035          1.088               --
                                                          2004      1.000          1.035               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.




Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                 PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect 3 Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       PIMCO Inflation Protected Bond
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Total Return Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      Pioneer Fund Portfolio -- Class A
  Contrafund(R) Portfolio                          Pioneer Strategic Income Portfolio -- Class
  Mid Cap Portfolio                                   A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     RCM Technology Portfolio -- Class B
  TRUST -- CLASS 2                                 T. Rowe Price Large Cap Value
  Templeton Foreign Securities Fund                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable                METROPOLITAN SERIES FUND
     Appreciation Portfolio -- Class I             BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class D
     All Cap                                       BlackRock Bond Income Portfolio -- Class A
  Value Portfolio -- Class I                       BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Money Market Portfolio -- Class A
     Value Portfolio -- Class I                    Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Conservative Allocation
  Legg Mason Investment Counsel Variable              Portfolio -- Class B
     Social                                        MetLife Conservative to Moderate Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Stock Index Portfolio -- Class B
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
  Harris Oakmark International                     Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      T. Rowe Price Small Cap Growth
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Western Asset Management U.S. Government
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class A
  Lord Abbett Bond Debenture
     Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for

GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge...............................................    1.70%(5)
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.85%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    2.05%
Optional GMWB I Charge(maximum upon reset)......................................    1.00%(6)
Optional GMWB II Charge(maximum upon reset).....................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.30%



(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid-Cap Growth Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.20%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS  -- SERVICE SHARES
  Oppenheimer Main Street
     Fund(R)/VA++................     0.66%        0.25%       0.12%            --            1.03%         0.00%         1.03%



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- SERVICE SHARES
Oppenheimer Main Street             Seeks high total return.             OppenheimerFunds, Inc.
  Fund(R)/VA++



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




                                    TRANSFERS

--------------------------------------------------------------------------------





We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual

Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.





If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

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The following information has been added to the "TERMINATION" section:



In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution

          Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.078          1.153                 --
                                                          2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.034          1.085                 --
                                                          2005      0.997          1.034            384,723
                                                          2004      0.960          0.997            564,277
                                                          2003      0.782          0.960            580,634
                                                          2002      1.142          0.782            338,997

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.166          1.138                 --
                                                          2005      1.034          1.166            340,220
                                                          2004      0.973          1.034            534,327
                                                          2003      0.803          0.973            523,556
                                                          2002      1.183          0.803            444,753

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      2.037          1.822          1,051,730
                                                          2010      1.857          2.037          1,330,000
                                                          2009      1.329          1.857          1,654,944
                                                          2008      2.198          1.329          2,379,174
                                                          2007      1.950          2.198          3,019,485
                                                          2006      1.649          1.950          3,272,923
                                                          2005      1.473          1.649          3,306,916
                                                          2004      1.322          1.473          2,655,233
                                                          2003      0.995          1.322          1,916,041
                                                          2002      1.188          0.995            687,483

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.625          1.528          3,717,045
                                                          2010      1.395          1.625          5,177,280
                                                          2009      1.019          1.395          6,568,679
                                                          2008      1.854          1.019          7,523,472
                                                          2007      1.681          1.854          9,443,710
                                                          2006      1.553          1.681         11,381,502
                                                          2005      1.362          1.553         12,017,148
                                                          2004      1.233          1.362         10,520,778
                                                          2003      0.918          1.233          8,199,450
                                                          2002      1.238          0.918          3,191,614

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.345          1.296          4,013,778
                                                          2010      1.229          1.345          5,343,946
                                                          2009      0.954          1.229          6,416,233
                                                          2008      1.564          0.954          7,779,967
                                                          2007      1.517          1.564          9,042,382
                                                          2006      1.341          1.517         11,151,752
                                                          2005      1.291          1.341         12,001,784
                                                          2004      1.191          1.291         11,617,894
                                                          2003      0.916          1.191          9,428,215
                                                          2002      1.143          0.916          4,343,254

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.297          1.282                 --
                                                          2005      1.117          1.297            270,405
                                                          2004      0.952          1.117            284,837
                                                          2003      0.777          0.952            281,928
                                                          2002      1.000          0.777            229,435

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)................................................  2007      2.251          2.356                 --
                                                          2006      1.730          2.251             47,667
                                                          2005      1.377          1.730             59,209
                                                          2004      1.123          1.377            113,351
                                                          2003      0.801          1.123            117,060
                                                          2002      1.000          0.801             51,280

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.703          2.217                 --
                                                          2005      1.618          1.703            843,861
                                                          2004      1.255          1.618            816,644
                                                          2003      0.953          1.255            682,096
                                                          2002      1.000          0.953            279,702

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.208          1.155                 --
                                                          2007      1.149          1.208            161,972
                                                          2006      1.005          1.149            183,032
                                                          2005      0.981          1.005            249,538
                                                          2004      0.951          0.981            270,405
                                                          2003      0.799          0.951            376,973
                                                          2002      1.000          0.799            163,994

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.982          0.926                 --
                                                          2007      1.124          0.982            453,336
                                                          2006      1.104          1.124            539,602
                                                          2005      1.063          1.104            683,335
                                                          2004      0.972          1.063            879,917
                                                          2003      0.752          0.972            842,382
                                                          2002      1.000          0.752            443,238

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.302          1.415                 --
                                                          2005      1.204          1.302            290,919
                                                          2004      1.074          1.204             79,948
                                                          2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.299          1.447                 --
                                                          2005      1.202          1.299            490,676
                                                          2004      1.067          1.202             99,662
                                                          2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2011      1.528          1.458            343,381
                                                          2010      1.331          1.528            382,127
                                                          2009      1.001          1.331            455,233
                                                          2008      1.779          1.001            522,821
                                                          2007      1.545          1.779            725,933
                                                          2006      1.412          1.545            813,613
                                                          2005      1.233          1.412          1,044,869
                                                          2004      1.091          1.233          1,209,098
                                                          2003      0.867          1.091            858,644
                                                          2002      1.000          0.867            392,286

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2011      1.298          1.239            140,047
                                                          2010      1.120          1.298            159,184
                                                          2009      0.840          1.120            166,988
                                                          2008      1.460          0.840            172,383
                                                          2007      1.393          1.460            188,195
                                                          2006      1.247          1.393            190,901
                                                          2005      1.053          1.247            199,781
                                                          2004      1.059          1.053            220,343
                                                          2003      0.863          1.059            203,174
                                                          2002      1.000          0.863            164,295

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      2.107          1.844            972,451
                                                          2010      1.670          2.107          1,238,022
                                                          2009      1.217          1.670          1,681,269
                                                          2008      2.053          1.217          2,066,887
                                                          2007      1.813          2.053          2,716,635
                                                          2006      1.643          1.813          3,237,766
                                                          2005      1.418          1.643          3,764,767
                                                          2004      1.159          1.418          3,531,167
                                                          2003      0.854          1.159          2,724,412
                                                          2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.242          1.443                 --
                                                          2005      1.144          1.242          3,654,757
                                                          2004      1.035          1.144          2,910,893
                                                          2003      0.842          1.035          2,090,772
                                                          2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.515          3.195                 --
                                                          2007      2.780          3.515          1,157,087
                                                          2006      2.211          2.780          1,274,566
                                                          2005      1.767          2.211          1,292,213
                                                          2004      1.444          1.767            612,528
                                                          2003      1.000          1.444             79,468

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.677          1.471          1,184,591
                                                          2010      1.576          1.677          1,655,204
                                                          2009      1.171          1.576          2,113,721
                                                          2008      2.001          1.171          2,480,408
                                                          2007      1.766          2.001          3,105,587
                                                          2006      1.481          1.766          3,387,056
                                                          2005      1.369          1.481          3,582,390
                                                          2004      1.177          1.369          2,636,109
                                                          2003      0.907          1.177          1,547,572
                                                          2002      1.134          0.907            725,922

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (7/02).............................................  2006      1.246          1.490                 --
                                                          2005      1.166          1.246          1,139,324
                                                          2004      1.024          1.166            867,313
                                                          2003      0.789          1.024            411,565
                                                          2002      1.000          0.789            189,113

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.061          1.084                 --
                                                          2005      1.067          1.061             55,885
                                                          2004      1.000          1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.144          1.181                 --
                                                          2005      1.082          1.144          1,010,201
                                                          2004      1.018          1.082          1,275,401
                                                          2003      0.912          1.018          1,163,663
                                                          2002      1.000          0.912            268,558

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.206          1.221                 --
                                                          2009      0.978          1.206             20,421
                                                          2008      1.403          0.978             21,460
                                                          2007      1.174          1.403             19,937
                                                          2006      1.125          1.174             19,742
                                                          2005      1.020          1.125             25,381
                                                          2004      0.910          1.020             25,882
                                                          2003      0.734          0.910             23,785
                                                          2002      1.000          0.734              4,308

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2011      1.268          1.356                 --
                                                          2010      1.039          1.268             17,198
                                                          2009      0.674          1.039             26,085
                                                          2008      1.226          0.674             50,844
                                                          2007      1.026          1.226             47,513
                                                          2006      0.970          1.026             53,457
                                                          2005      0.885          0.970             52,265
                                                          2004      0.897          0.885            134,295
                                                          2003      0.624          0.897            185,307
                                                          2002      1.000          0.624             83,475

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.186          1.117                 --
                                                          2007      1.105          1.186             17,001
                                                          2006      0.955          1.105             45,973
                                                          2005      0.921          0.955             68,205
                                                          2004      0.898          0.921            103,757
                                                          2003      0.739          0.898             83,879
                                                          2002      1.000          0.739            105,057

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.534          1.717                 --
                                                          2005      1.502          1.534            624,032
                                                          2004      1.332          1.502            359,563
                                                          2003      1.000          1.332            181,680

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.264          1.272          2,642,871
                                                          2010      1.030          1.264          3,367,807
                                                          2009      0.780          1.030          4,137,806
                                                          2008      1.333          0.780          5,049,565
                                                          2007      1.385          1.333          6,557,656

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.357          1.367          1,594,807
                                                          2010      1.228          1.357          2,103,886
                                                          2009      1.024          1.228          2,783,815
                                                          2008      1.476          1.024          2,662,566
                                                          2007      1.428          1.476          3,337,982

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.390          1.280          2,076,780
                                                          2010      1.214          1.390          2,803,202
                                                          2009      0.956          1.214          3,421,700
                                                          2008      1.536          0.956          4,209,432
                                                          2007      1.606          1.536          6,335,447

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      1.266          1.235            773,695
                                                          2010      1.175          1.266            974,827
                                                          2009      0.840          1.175          1,237,382
                                                          2008      1.365          0.840          1,608,272
                                                          2007      1.366          1.365          1,984,106

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2011      1.239          1.276            765,771
                                                          2010      1.153          1.239            996,080
                                                          2009      0.943          1.153          1,306,183
                                                          2008      1.493          0.943          1,488,498
                                                          2007      1.463          1.493          1,963,508
                                                          2006      1.261          1.463          1,457,483
                                                          2005      1.205          1.261          2,187,413
                                                          2004      1.112          1.205          2,449,937
                                                          2003      0.856          1.112          1,736,582
                                                          2002      1.134          0.856          1,123,187

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2011      1.640          1.632            376,370
                                                          2010      1.335          1.640            458,914
                                                          2009      0.952          1.335            610,895
                                                          2008      1.636          0.952            751,633
                                                          2007      1.515          1.636          1,112,460
                                                          2006      1.369          1.515            874,133
                                                          2005      1.329          1.369          1,450,361
                                                          2004      1.176          1.329          1,512,977
                                                          2003      0.805          1.176          1,362,566
                                                          2002      1.255          0.805            374,199

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.863          0.839                 --
                                                          2008      1.406          0.863          2,029,831
                                                          2007      1.365          1.406          2,219,452
                                                          2006      1.208          1.365          2,630,281
                                                          2005      1.180          1.208          3,241,340
                                                          2004      1.091          1.180          3,694,895
                                                          2003      0.870          1.091          3,104,267
                                                          2002      1.141          0.870          1,112,239

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.242          1.219                 --
                                                          2010      1.128          1.242                 --
                                                          2009      0.935          1.128                 --
                                                          2008      1.274          0.935                 --
                                                          2007      1.170          1.274                 --
                                                          2006      1.107          1.170                 --
                                                          2005      1.080          1.107                 --
                                                          2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.968          0.956                 --
                                                          2010      0.903          0.968            322,322
                                                          2009      0.784          0.903            299,074
                                                          2008      1.013          0.784            345,215
                                                          2007      1.018          1.013            548,010
                                                          2006      0.996          1.018            638,708
                                                          2005      0.991          0.996            790,687
                                                          2004      0.998          0.991            520,781
                                                          2003      1.000          0.998            112,210

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.426          1.494                 --
                                                          2006      1.229          1.426          3,034,285
                                                          2005      1.204          1.229          4,123,387
                                                          2004      1.132          1.204          4,776,424
                                                          2003      0.829          1.132          4,044,047
                                                          2002      1.127          0.829          2,454,452

  LMPVPI Large Cap Growth Subaccount (Class I) (8/02)...  2007      1.180          1.229                 --
                                                          2006      1.154          1.180            116,227
                                                          2005      1.117          1.154            192,032
                                                          2004      1.132          1.117            332,627
                                                          2003      0.798          1.132            121,429
                                                          2002      1.000          0.798             30,008

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)................................................  2007      1.309          1.354                 --
                                                          2006      1.200          1.309             67,603
                                                          2005      1.113          1.200             68,803
                                                          2004      1.039          1.113             77,808
                                                          2003      0.755          1.039             57,784
                                                          2002      1.000          0.755              2,659

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)................................................  2007      1.218          1.271                 --
                                                          2006      1.103          1.218             42,273
                                                          2005      1.085          1.103            127,638
                                                          2004      1.019          1.085            134,914
                                                          2003      0.798          1.019            150,416
                                                          2002      1.000          0.798             16,195

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.601          1.663                 --
                                                          2006      1.391          1.601            826,360
                                                          2005      1.372          1.391            912,109
                                                          2004      1.241          1.372            814,490
                                                          2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.790          1.971                 --
                                                          2006      1.625          1.790          1,328,761
                                                          2005      1.529          1.625          1,853,134
                                                          2004      1.256          1.529          1,047,903
                                                          2003      1.000          1.256            487,664

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.096          1.130                 --
                                                          2005      1.075          1.096                 --
                                                          2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.419          1.367                 --
                                                          2007      1.363          1.419            261,262
                                                          2006      1.434          1.363            351,310

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.738          1.751            124,795
                                                          2010      1.523          1.738            127,025
                                                          2009      1.053          1.523            143,499
                                                          2008      1.413          1.053            158,575
                                                          2007      1.401          1.413            299,564
                                                          2006      1.331          1.401            340,237

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.412          1.480                 --
                                                          2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.175          1.156            233,058
                                                          2010      1.063          1.175            260,063
                                                          2009      0.908          1.063            185,744
                                                          2008      1.476          0.908            234,239
                                                          2007      1.467          1.476            270,281

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.885          0.823            474,994
                                                          2010      0.775          0.885            641,160
                                                          2009      0.584          0.775            816,265
                                                          2008      1.019          0.584            855,425
                                                          2007      1.218          1.019          1,163,744
                                                          2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.435          1.266             87,923
                                                          2010      1.223          1.435            128,168
                                                          2009      0.965          1.223            144,548
                                                          2008      1.315          0.965            137,581
                                                          2007      1.353          1.315            116,308
                                                          2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.625          1.372            641,477
                                                          2010      1.419          1.625            747,582
                                                          2009      0.930          1.419            802,152
                                                          2008      1.597          0.930            856,150
                                                          2007      1.641          1.597          1,056,563
                                                          2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.368          1.332             15,725
                                                          2010      1.102          1.368             18,452
                                                          2009      0.836          1.102             60,851
                                                          2008      1.388          0.836             59,738
                                                          2007      1.269          1.388             48,553
                                                          2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.452          1.321            236,066
                                                          2010      1.348          1.452            305,878
                                                          2009      0.959          1.348            321,892
                                                          2008      1.680          0.959            251,583
                                                          2007      1.312          1.680             84,653
                                                          2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.085          1.009             69,579
                                                          2010      0.900          1.085            118,496
                                                          2009      0.670          0.900             80,073
                                                          2008      1.107          0.670             98,949
                                                          2007      1.251          1.107             11,588

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.913          0.902                 --
                                                          2008      1.244          0.913                 --
                                                          2007      1.192          1.244                 --
                                                          2006      1.130          1.192                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.670          1.718            146,258
                                                          2010      1.503          1.670            198,592
                                                          2009      1.117          1.503            249,155
                                                          2008      1.394          1.117            202,705
                                                          2007      1.329          1.394            342,408
                                                          2006      1.270          1.329            574,161

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.972          0.919          1,047,413
                                                          2010      0.789          0.972          1,445,895
                                                          2009      0.635          0.789          1,704,558
                                                          2008      1.057          0.635          2,003,655
                                                          2007      1.070          1.057          2,160,726
                                                          2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.829          0.787                 --
                                                          2008      1.472          0.829            337,188
                                                          2007      1.340          1.472            506,785
                                                          2006      1.359          1.340            537,554

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.993          0.848             35,637

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      2.608          2.088             22,814
                                                          2010      2.142          2.608             26,813
                                                          2009      1.290          2.142             34,742
                                                          2008      2.945          1.290             13,320
                                                          2007      2.341          2.945             34,618

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.463          2.427          1,016,774
                                                          2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.648          1.444            311,839
                                                          2010      1.507          1.648            330,280
                                                          2009      1.167          1.507            310,313
                                                          2008      2.062          1.167            359,515
                                                          2007      1.967          2.062            561,962

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.486          1.358             29,291
                                                          2010      1.146          1.486             30,429
                                                          2009      0.742          1.146             30,114
                                                          2008      1.340          0.742             39,523

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.352          1.480          1,898,630
                                                          2010      1.275          1.352          1,949,954
                                                          2009      1.097          1.275          2,502,184
                                                          2008      1.197          1.097          2,786,262
                                                          2007      1.133          1.197          3,537,567

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.569          1.590          6,096,907
                                                          2010      1.478          1.569          7,176,841
                                                          2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.478          1.385            158,623
                                                          2010      1.295          1.478            169,087
                                                          2009      1.065          1.295            343,781
                                                          2008      1.615          1.065            117,736
                                                          2007      1.567          1.615            131,153
                                                          2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.147          1.265                 --
                                                          2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.531          1.558            470,107
                                                          2010      1.390          1.531            656,923
                                                          2009      1.064          1.390          1,208,409
                                                          2008      1.214          1.064          1,274,191
                                                          2007      1.160          1.214          1,385,294
                                                          2006      1.122          1.160          2,208,049

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.351          1.090             15,726

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.917          0.864            631,619
                                                          2010      0.798          0.917            673,978
                                                          2009      0.687          0.798            749,610
                                                          2008      1.098          0.687            786,202
                                                          2007      1.076          1.098          1,045,180
                                                          2006      1.001          1.076          1,093,247

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.984          0.879          1,261,776
                                                          2010      0.836          0.984          1,735,051
                                                          2009      0.674          0.836          2,214,711
                                                          2008      0.978          0.674          2,622,643
                                                          2007      1.027          0.978          3,365,676
                                                          2006      1.003          1.027          1,958,877

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.122          1.085            298,421
                                                          2010      0.995          1.122            379,198
                                                          2009      0.799          0.995            418,573

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.899          0.855            302,463
                                                          2010      0.795          0.899            359,813
                                                          2009      0.543          0.795            581,592
                                                          2008      1.019          0.543            681,325
                                                          2007      0.862          1.019            980,232
                                                          2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.301          1.362            234,570
                                                          2010      1.224          1.301            292,811
                                                          2009      1.139          1.224            316,965
                                                          2008      1.201          1.139            333,953
                                                          2007      1.151          1.201            522,148
                                                          2006      1.110          1.151            186,368

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.142          1.164                 --
                                                          2010      1.061          1.142                 --
                                                          2009      0.916          1.061                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.074          0.960            652,745
                                                          2010      0.913          1.074            720,036
                                                          2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.024          1.005          1,035,035
                                                          2010      1.043          1.024          1,214,239
                                                          2009      1.058          1.043          1,727,401
                                                          2008      1.047          1.058          1,346,251
                                                          2007      1.016          1.047            920,417
                                                          2006      0.995          1.016            814,212

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.675          0.667                 --
                                                          2008      1.150          0.675            321,611
                                                          2007      1.217          1.150            414,912

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.010          0.952             94,906
                                                          2010      0.919          1.010            111,797
                                                          2009      0.709          0.919            113,066
                                                          2008      1.151          0.709            136,012

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.678          0.707                 --
                                                          2008      1.252          0.678            945,305
                                                          2007      1.227          1.252          1,217,980
                                                          2006      1.212          1.227          1,534,327

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.201          1.105          1,168,932
                                                          2010      1.069          1.201          1,508,357
                                                          2009      0.894          1.069          1,903,920
                                                          2008      1.494          0.894          2,250,263
                                                          2007      1.462          1.494          2,732,435
                                                          2006      1.428          1.462          3,423,841

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.920          0.996                 --
                                                          2010      0.810          0.920             43,726
                                                          2009      0.627          0.810          1,077,965
                                                          2008      1.073          0.627            101,904
                                                          2007      1.059          1.073             77,136
                                                          2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.159          1.175            977,009
                                                          2010      1.073          1.159          1,133,326
                                                          2009      0.907          1.073          1,311,540
                                                          2008      1.079          0.907          2,469,357
                                                          2007      1.041          1.079            694,072
                                                          2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.103          1.094            856,186
                                                          2010      1.007          1.103            516,813
                                                          2009      0.829          1.007            682,868
                                                          2008      1.078          0.829            461,557
                                                          2007      1.047          1.078            138,575
                                                          2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.042          1.009            600,708
                                                          2010      0.938          1.042            609,621
                                                          2009      0.755          0.938            689,973
                                                          2008      1.078          0.755            355,115
                                                          2007      1.053          1.078            365,282
                                                          2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.980          0.926            578,356
                                                          2010      0.870          0.980            587,548
                                                          2009      0.687          0.870            319,169
                                                          2008      1.078          0.687            354,568
                                                          2007      1.058          1.078          3,790,478
                                                          2006      1.002          1.058          3,867,318

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.198          1.195          1,484,612
                                                          2010      1.066          1.198          1,648,777
                                                          2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.368          1.372          3,574,565
                                                          2010      1.268          1.368          4,554,104
                                                          2009      1.091          1.268          5,570,751
                                                          2008      1.431          1.091          6,623,364
                                                          2007      1.399          1.431          8,475,997
                                                          2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.264          1.252            408,089
                                                          2010      1.156          1.264            479,929
                                                          2009      0.975          1.156            579,426
                                                          2008      1.472          0.975            741,138
                                                          2007      1.393          1.472            811,778
                                                          2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2011      0.998          0.897            979,522
                                                          2010      0.877          0.998          1,209,322
                                                          2009      0.639          0.877          1,666,362
                                                          2008      1.095          0.639          1,838,210
                                                          2007      1.049          1.095          2,240,779
                                                          2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.047          1.014            109,972
                                                          2010      0.914          1.047            129,295
                                                          2009      0.651          0.914            166,401
                                                          2008      1.143          0.651            192,308
                                                          2007      1.067          1.143            294,582
                                                          2006      0.998          1.067            375,374

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.095          1.091            279,661
                                                          2010      0.829          1.095            309,244
                                                          2009      0.609          0.829            310,798
                                                          2008      0.928          0.609            349,280

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.150          1.192                 --
                                                          2006      1.084          1.150             55,924

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.147          1.190                  0
                                                          2010      1.102          1.147                  0
                                                          2009      1.075          1.102              4,767
                                                          2008      1.097          1.075              3,806
                                                          2007      1.069          1.097              5,256
                                                          2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.987          0.995                 --
                                                          2005      0.977          0.987            848,137
                                                          2004      0.986          0.977          1,483,340
                                                          2003      0.996          0.986          1,002,392
                                                          2002      1.000          0.996          1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.111          1.329                 --
                                                          2005      1.071          1.111              4,459
                                                          2004      1.000          1.071              4,344

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.107          1.128                 --
                                                          2006      1.119          1.107          4,427,645
                                                          2005      1.117          1.119          4,051,146
                                                          2004      1.045          1.117          3,205,754
                                                          2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.283          1.325                 --
                                                          2008      1.248          1.283         10,331,159
                                                          2007      1.169          1.248         13,620,913
                                                          2006      1.146          1.169         17,239,178
                                                          2005      1.140          1.146         22,862,275
                                                          2004      1.107          1.140         25,251,835
                                                          2003      1.074          1.107         24,931,634
                                                          2002      1.003          1.074         12,110,005

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.450          1.345                 --
                                                          2007      1.339          1.450             80,724
                                                          2006      1.228          1.339             85,573
                                                          2005      1.167          1.228            118,293
                                                          2004      1.105          1.167            276,444
                                                          2003      0.853          1.105            288,042
                                                          2002      1.233          0.853            166,521

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.828          1.977                 --
                                                          2006      1.458          1.828            638,928
                                                          2005      1.323          1.458            563,447
                                                          2004      1.160          1.323            708,372
                                                          2003      0.919          1.160            789,803
                                                          2002      1.138          0.919            348,979

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      2.157          2.302                 --
                                                          2006      1.874          2.157            987,227
                                                          2005      1.783          1.874          1,262,872
                                                          2004      1.439          1.783          1,531,094
                                                          2003      0.980          1.439          1,457,951
                                                          2002      1.221          0.980            894,693

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.277          1.359                 --
                                                          2005      1.196          1.277            625,300
                                                          2004      1.144          1.196            971,172
                                                          2003      0.901          1.144            604,655
                                                          2002      1.206          0.901            171,916

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.193          1.270                 --
                                                          2005      1.211          1.193          1,185,709
                                                          2004      1.160          1.211          4,274,583
                                                          2003      0.936          1.160          2,146,338
                                                          2002      1.000          0.936            241,752

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.314          1.434                 --
                                                          2005      1.191          1.314            402,107
                                                          2004      1.042          1.191            420,924
                                                          2003      0.793          1.042            398,425
                                                          2002      1.000          0.793             70,673

  Travelers Equity Income Subaccount (11/01)............  2006      1.360          1.428                 --
                                                          2005      1.326          1.360          4,685,823
                                                          2004      1.229          1.326          4,664,493
                                                          2003      0.955          1.229          3,466,972
                                                          2002      1.130          0.955            851,610

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.300          1.331                 --
                                                          2005      1.291          1.300            889,535
                                                          2004      1.191          1.291          1,140,165
                                                          2003      0.991          1.191          1,078,686
                                                          2002      1.000          0.991            129,210

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.100          1.138                 --
                                                          2005      1.064          1.100            221,079
                                                          2004      0.980          1.064            266,163
                                                          2003      0.782          0.980            244,153
                                                          2002      1.000          0.782             56,793

  Travelers Large Cap Subaccount (10/01)................  2006      1.177          1.212                 --
                                                          2005      1.103          1.177          1,408,457
                                                          2004      1.055          1.103          1,502,752
                                                          2003      0.862          1.055          1,320,336
                                                          2002      1.138          0.862            297,305

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.108          1.177                 --
                                                          2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.019          1.022                 --
                                                          2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.053          1.090                 --
                                                          2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.086          1.132                 --
                                                          2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.049                 --
                                                          2005      1.000          1.030              4,434

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.259          1.336                 --
                                                          2005      1.145          1.259            577,073
                                                          2004      1.006          1.145            802,307
                                                          2003      0.846          1.006            611,226
                                                          2002      1.151          0.846            186,632

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                          2005      0.827          0.837          1,379,504
                                                          2004      0.738          0.827            965,769
                                                          2003      0.549          0.738            863,409
                                                          2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.271          1.311                 --
                                                          2005      1.258          1.271         14,835,633
                                                          2004      1.150          1.258         15,096,154
                                                          2003      1.005          1.150         12,779,445
                                                          2002      1.081          1.005          4,612,845

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                          2005      1.119          1.169            534,003
                                                          2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.300          1.492                 --
                                                          2005      1.209          1.300            900,979
                                                          2004      1.064          1.209            782,542
                                                          2003      0.843          1.064            306,180
                                                          2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.377          1.460                 --
                                                          2005      1.324          1.377            135,007
                                                          2004      1.213          1.324             98,404
                                                          2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.038          1.092                 --
                                                          2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.122                 --
                                                          2005      1.092          1.112          2,085,055
                                                          2004      1.000          1.092            835,408

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.121          1.110                 --
                                                          2005      1.124          1.121          1,128,780
                                                          2004      1.108          1.124          1,759,387
                                                          2003      1.055          1.108          1,843,904
                                                          2002      1.000          1.055            702,120

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.056          1.101                 --
                                                          2005      1.054          1.056            968,595
                                                          2004      0.974          1.054          1,033,754
                                                          2003      0.749          0.974          1,013,488
                                                          2002      1.148          0.749            737,863

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.113          1.281                 --
                                                          2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.271                 --
                                                          2005      1.000          1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.075          1.035                 --
                                                          2005      1.049          1.075              4,894
                                                          2004      1.000          1.049                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.797          0.772                 --
                                                          2008      1.265          0.797            537,009
                                                          2007      1.319          1.265            766,683
                                                          2006      1.158          1.319            906,464
                                                          2005      1.133          1.158          1,240,004
                                                          2004      0.983          1.133          1,468,543
                                                          2003      0.766          0.983          1,566,559
                                                          2002      1.000          0.766            848,211

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.623          0.638                 --
                                                          2008      1.114          0.623             16,681
                                                          2007      1.010          1.114             53,456
                                                          2006      0.963          1.010             53,468
                                                          2005      0.909          0.963             66,019
                                                          2004      0.893          0.909             68,034
                                                          2003      0.723          0.893             73,388
                                                          2002      1.000          0.723             80,186




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.073          1.145               --
                                                          2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.080          1.131               --
                                                          2005      1.049          1.080               --
                                                          2004      1.000          1.049               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.184          1.146               --
                                                          2005      1.057          1.184               --
                                                          2004      1.000          1.057               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.475          1.310            3,568
                                                          2010      1.354          1.475           29,282
                                                          2009      0.976          1.354           11,334
                                                          2008      1.625          0.976           14,388
                                                          2007      1.452          1.625           14,393
                                                          2006      1.237          1.452           28,294
                                                          2005      1.112          1.237           13,476
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.241          1.158          296,823
                                                          2010      1.073          1.241          367,567
                                                          2009      0.790          1.073          455,407
                                                          2008      1.446          0.790          472,309
                                                          2007      1.320          1.446          520,965
                                                          2006      1.229          1.320          499,533
                                                          2005      1.085          1.229          411,119
                                                          2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.062          1.017          380,055
                                                          2010      0.978          1.062          384,691
                                                          2009      0.765          0.978          385,454
                                                          2008      1.262          0.765          429,948
                                                          2007      1.233          1.262          460,412
                                                          2006      1.097          1.233          431,176
                                                          2005      1.064          1.097          345,177
                                                          2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.346          1.328               --
                                                          2005      1.168          1.346               --
                                                          2004      1.000          1.168               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)................................................  2007      2.071          2.163               --
                                                          2006      1.603          2.071               --
                                                          2005      1.285          1.603               --
                                                          2004      1.000          1.285               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.344          1.738               --
                                                          2005      1.286          1.344           13,433
                                                          2004      1.000          1.286               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.232          1.176               --
                                                          2007      1.180          1.232               --
                                                          2006      1.039          1.180               --
                                                          2005      1.021          1.039               --
                                                          2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.988          0.930               --
                                                          2007      1.140          0.988           12,899
                                                          2006      1.127          1.140           10,895
                                                          2005      1.092          1.127            6,832
                                                          2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.198          1.299               --
                                                          2005      1.116          1.198            1,287
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.200          1.334               --
                                                          2005      1.118          1.200           97,012
                                                          2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2011      1.313          1.245           85,220
                                                          2010      1.152          1.313           85,573
                                                          2009      0.873          1.152           85,744
                                                          2008      1.562          0.873           89,902
                                                          2007      1.366          1.562          133,277
                                                          2006      1.258          1.366           97,234
                                                          2005      1.106          1.258          140,081
                                                          2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2011      1.228          1.164               --
                                                          2010      1.068          1.228               --
                                                          2009      0.806          1.068               --
                                                          2008      1.411          0.806               --
                                                          2007      1.356          1.411               --
                                                          2006      1.222          1.356               --
                                                          2005      1.039          1.222               --
                                                          2004      1.000          1.039               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      1.746          1.518          109,459
                                                          2010      1.393          1.746          110,499
                                                          2009      1.023          1.393          120,817
                                                          2008      1.737          1.023          144,604
                                                          2007      1.546          1.737          136,963
                                                          2006      1.410          1.546          145,334
                                                          2005      1.226          1.410          163,704
                                                          2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.184          1.367               --
                                                          2005      1.099          1.184           62,704
                                                          2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.454          2.226               --
                                                          2007      1.955          2.454           20,553
                                                          2006      1.566          1.955            9,036
                                                          2005      1.260          1.566           10,108
                                                          2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.356          1.181           15,256
                                                          2010      1.283          1.356           15,023
                                                          2009      0.960          1.283           55,818
                                                          2008      1.653          0.960           63,067
                                                          2007      1.468          1.653           61,363
                                                          2006      1.240          1.468          141,961
                                                          2005      1.155          1.240          136,574
                                                          2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (7/02).............................................  2006      1.187          1.409               --
                                                          2005      1.118          1.187          142,910
                                                          2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.061          1.082               --
                                                          2005      1.075          1.061            7,363
                                                          2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.120          1.153               --
                                                          2005      1.067          1.120               --
                                                          2004      1.000          1.067               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.184          1.197               --
                                                          2009      0.967          1.184               --
                                                          2008      1.397          0.967               --
                                                          2007      1.178          1.397               --
                                                          2006      1.136          1.178               --
                                                          2005      1.038          1.136               --
                                                          2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2011      1.444          1.541               --
                                                          2010      1.191          1.444               --
                                                          2009      0.779          1.191               --
                                                          2008      1.426          0.779               --
                                                          2007      1.202          1.426               --
                                                          2006      1.143          1.202               --
                                                          2005      1.051          1.143               --
                                                          2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.370          1.286               --
                                                          2007      1.285          1.370               --
                                                          2006      1.117          1.285               --
                                                          2005      1.086          1.117               --
                                                          2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.140          1.269               --
                                                          2005      1.125          1.140           89,672
                                                          2004      1.000          1.125           64,090

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.129          1.128           27,444
                                                          2010      0.927          1.129           33,724
                                                          2009      0.707          0.927           40,121
                                                          2008      1.216          0.707           39,332
                                                          2007      1.269          1.216           38,527

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.143          1.143            1,321
                                                          2010      1.041          1.143            2,087
                                                          2009      0.875          1.041           25,809
                                                          2008      1.269          0.875            8,784
                                                          2007      1.234          1.269           49,687

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.075          0.983              452
                                                          2010      0.946          1.075              714
                                                          2009      0.750          0.946              717
                                                          2008      1.213          0.750              720
                                                          2007      1.275          1.213              723

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.964          0.934               --
                                                          2010      0.901          0.964               --
                                                          2009      0.649          0.901            5,454
                                                          2008      1.062          0.649           12,988
                                                          2007      1.067          1.062           12,920

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2011      1.063          1.087           10,785
                                                          2010      0.996          1.063           11,644
                                                          2009      0.820          0.996           11,654
                                                          2008      1.308          0.820           15,002
                                                          2007      1.291          1.308           15,002
                                                          2006      1.120          1.291           15,002
                                                          2005      1.078          1.120           15,002
                                                          2004      1.000          1.078               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2011      1.378          1.362               --
                                                          2010      1.129          1.378               --
                                                          2009      0.811          1.129               --
                                                          2008      1.404          0.811            2,859
                                                          2007      1.309          1.404            2,877
                                                          2006      1.191          1.309               --
                                                          2005      1.165          1.191               --
                                                          2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.759          0.737               --
                                                          2008      1.247          0.759               --
                                                          2007      1.219          1.247               --
                                                          2006      1.086          1.219               --
                                                          2005      1.069          1.086               --
                                                          2004      1.000          1.069               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.184          1.154               --
                                                          2010      1.083          1.184               --
                                                          2009      0.905          1.083               --
                                                          2008      1.241          0.905               --
                                                          2007      1.148          1.241               --
                                                          2006      1.093          1.148               --
                                                          2005      1.074          1.093               --
                                                          2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.933          0.920               --
                                                          2010      0.877          0.933              717
                                                          2009      0.766          0.877              720
                                                          2008      0.997          0.766              723
                                                          2007      1.009          0.997              726
                                                          2006      0.995          1.009              728
                                                          2005      0.997          0.995              731
                                                          2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.233          1.290               --
                                                          2006      1.071          1.233               --
                                                          2005      1.056          1.071               --
                                                          2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I) (8/02)...  2007      1.031          1.071               --
                                                          2006      1.015          1.031               --
                                                          2005      0.990          1.015               --
                                                          2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)................................................  2007      1.222          1.261               --
                                                          2006      1.128          1.222           28,805
                                                          2005      1.053          1.128           29,935
                                                          2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)................................................  2007      1.178          1.227               --
                                                          2006      1.075          1.178               --
                                                          2005      1.064          1.075               --
                                                          2004      1.000          1.064               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.264          1.310               --
                                                          2006      1.106          1.264           21,522
                                                          2005      1.098          1.106           28,907
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.338          1.470               --
                                                          2006      1.223          1.338          165,277
                                                          2005      1.159          1.223          161,706
                                                          2004      1.000          1.159           63,332

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.084          1.115               --
                                                          2005      1.070          1.084               --
                                                          2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.305          1.254               --
                                                          2007      1.262          1.305               --
                                                          2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.390          1.391            5,835
                                                          2010      1.227          1.390            5,890
                                                          2009      0.854          1.227            6,066
                                                          2008      1.155          0.854            7,463
                                                          2007      1.153          1.155            7,733
                                                          2006      1.101          1.153               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.366          1.428               --
                                                          2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.105          1.079           10,332
                                                          2010      1.007          1.105           10,636
                                                          2009      0.866          1.007           65,902
                                                          2008      1.418          0.866           67,223
                                                          2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.856          0.791            7,959
                                                          2010      0.755          0.856            8,089
                                                          2009      0.574          0.755           10,251
                                                          2008      1.007          0.574           12,570
                                                          2007      1.212          1.007           23,926
                                                          2006      1.003          1.212           15,382

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.380          1.209           18,453
                                                          2010      1.184          1.380           26,024
                                                          2009      0.941          1.184           11,792
                                                          2008      1.291          0.941           11,795
                                                          2007      1.337          1.291           11,798
                                                          2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.474          1.236               --
                                                          2010      1.296          1.474               --
                                                          2009      0.855          1.296               --
                                                          2008      1.480          0.855               --
                                                          2007      1.531          1.480           31,902
                                                          2006      1.398          1.531               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.315          1.271               --
                                                          2010      1.067          1.315               --
                                                          2009      0.815          1.067               --
                                                          2008      1.363          0.815               --
                                                          2007      1.255          1.363               --
                                                          2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.455          1.315           17,970
                                                          2010      1.361          1.455           28,613
                                                          2009      0.975          1.361           17,970
                                                          2008      1.720          0.975           17,970
                                                          2007      1.353          1.720           17,970
                                                          2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.044          0.964           11,672
                                                          2010      0.871          1.044           12,204
                                                          2009      0.654          0.871           12,212
                                                          2008      1.087          0.654           11,114
                                                          2007      1.234          1.087               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.884          0.872               --
                                                          2008      1.213          0.884               --
                                                          2007      1.171          1.213               --
                                                          2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.377          1.407               --
                                                          2010      1.248          1.377               --
                                                          2009      0.934          1.248               --
                                                          2008      1.174          0.934               --
                                                          2007      1.127          1.174               --
                                                          2006      1.082          1.127               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.941          0.883          119,359
                                                          2010      0.769          0.941          124,970
                                                          2009      0.623          0.769          127,539
                                                          2008      1.044          0.623          128,510
                                                          2007      1.065          1.044          146,333
                                                          2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.710          0.672               --
                                                          2008      1.269          0.710               --
                                                          2007      1.164          1.269               --
                                                          2006      1.185          1.164               --

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.958          0.815           31,658

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      2.333          1.855               --
                                                          2010      1.930          2.333               --
                                                          2009      1.170          1.930               --
                                                          2008      2.691          1.170               --
                                                          2007      2.149          2.691               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.014          1.671           20,553
                                                          2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.382          1.203           38,396
                                                          2010      1.273          1.382           38,700
                                                          2009      0.992          1.273           39,314
                                                          2008      1.766          0.992           39,314
                                                          2007      1.693          1.766           39,769

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.302          1.181               --
                                                          2010      1.011          1.302               --
                                                          2009      0.659          1.011               --
                                                          2008      1.196          0.659               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.238          1.345          273,402
                                                          2010      1.175          1.238          250,841
                                                          2009      1.019          1.175          257,201
                                                          2008      1.119          1.019          257,385
                                                          2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.377          1.385          281,216
                                                          2010      1.306          1.377          322,528
                                                          2009      1.179          1.306          333,892

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.169          1.088               --
                                                          2010      1.032          1.169           16,414
                                                          2009      0.854          1.032           23,018
                                                          2008      1.305          0.854           23,018
                                                          2007      1.275          1.305           23,018
                                                          2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.134          1.248               --
                                                          2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.482          1.497          171,286
                                                          2010      1.355          1.482          275,496
                                                          2009      1.044          1.355          237,652
                                                          2008      1.200          1.044          259,366
                                                          2007      1.155          1.200          276,798
                                                          2006      1.122          1.155          255,887

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.535          1.233               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.888          0.831           62,041
                                                          2010      0.778          0.888           61,511
                                                          2009      0.674          0.778           62,264
                                                          2008      1.085          0.674           64,252
                                                          2007      1.071          1.085           69,200
                                                          2006      1.001          1.071           44,716

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.952          0.845          161,943
                                                          2010      0.815          0.952          233,306
                                                          2009      0.661          0.815          306,398
                                                          2008      0.966          0.661          317,703
                                                          2007      1.022          0.966          322,152
                                                          2006      1.003          1.022          355,273

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.073          1.030           10,817
                                                          2010      0.958          1.073           10,932
                                                          2009      0.772          0.958           84,561

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.118          1.055               --
                                                          2010      0.995          1.118               --
                                                          2009      0.684          0.995               --
                                                          2008      1.294          0.684               --
                                                          2007      1.102          1.294               --
                                                          2006      1.136          1.102               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.144          1.189               --
                                                          2010      1.084          1.144               --
                                                          2009      1.015          1.084               --
                                                          2008      1.079          1.015               --
                                                          2007      1.041          1.079               --
                                                          2006      1.009          1.041               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.091          1.104               --
                                                          2010      1.021          1.091               --
                                                          2009      0.885          1.021               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.977          0.868               --
                                                          2010      0.837          0.977               --
                                                          2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      0.997          0.972           59,312
                                                          2010      1.023          0.997          129,181
                                                          2009      1.045          1.023          313,968
                                                          2008      1.042          1.045          275,101
                                                          2007      1.018          1.042          142,532
                                                          2006      1.002          1.018          251,652

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.653          0.643               --
                                                          2008      1.120          0.653               --
                                                          2007      1.191          1.120               --

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.009          0.944               --
                                                          2010      0.924          1.009               --
                                                          2009      0.718          0.924               --
                                                          2008      1.171          0.718               --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.626          0.651               --
                                                          2008      1.163          0.626            3,340
                                                          2007      1.148          1.163            3,342
                                                          2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.956          0.874               (0)
                                                          2010      0.857          0.956               (0)
                                                          2009      0.722          0.857               (0)
                                                          2008      1.215          0.722            5,620
                                                          2007      1.197          1.215            5,624
                                                          2006      1.174          1.197            5,624

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.890          0.961               --
                                                          2010      0.789          0.890           32,336
                                                          2009      0.616          0.789           32,271
                                                          2008      1.060          0.616           30,912
                                                          2007      1.054          1.060           29,813
                                                          2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.121          1.129               --
                                                          2010      1.045          1.121               --
                                                          2009      0.890          1.045               --
                                                          2008      1.066          0.890               --
                                                          2007      1.036          1.066               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.067          1.051               --
                                                          2010      0.981          1.067               --
                                                          2009      0.814          0.981               --
                                                          2008      1.065          0.814               --
                                                          2007      1.043          1.065               --
                                                          2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.009          0.970               --
                                                          2010      0.914          1.009               --
                                                          2009      0.741          0.914               --
                                                          2008      1.066          0.741               --
                                                          2007      1.048          1.066               --
                                                          2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.948          0.890          223,429
                                                          2010      0.848          0.948          222,561
                                                          2009      0.674          0.848          222,677
                                                          2008      1.065          0.674          224,467
                                                          2007      1.053          1.065          225,359
                                                          2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.040          1.030               --
                                                          2010      0.932          1.040               --
                                                          2009      0.762          0.932               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.141          1.137          204,337
                                                          2010      1.065          1.141          204,634
                                                          2009      0.923          1.065          199,998
                                                          2008      1.219          0.923          205,532
                                                          2007      1.201          1.219          247,851
                                                          2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.219          1.199           19,610
                                                          2010      1.122          1.219           46,844
                                                          2009      0.953          1.122          108,178
                                                          2008      1.449          0.953          116,387
                                                          2007      1.381          1.449          115,891
                                                          2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.965          0.862           97,668
                                                          2010      0.854          0.965          123,094
                                                          2009      0.627          0.854          169,272
                                                          2008      1.082          0.627          171,373
                                                          2007      1.044          1.082          180,313
                                                          2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.014          0.975               --
                                                          2010      0.891          1.014               --
                                                          2009      0.639          0.891               --
                                                          2008      1.130          0.639               --
                                                          2007      1.062          1.130               --
                                                          2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.080          1.068           10,224
                                                          2010      0.822          1.080           10,821
                                                          2009      0.609          0.822           12,570
                                                          2008      0.932          0.609           13,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.142          1.182               --
                                                          2006      1.082          1.142            8,023

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.123          1.157              265
                                                          2010      1.087          1.123              259
                                                          2009      1.067          1.087              245
                                                          2008      1.097          1.067              198
                                                          2007      1.077          1.097              304
                                                          2006      1.047          1.077              282

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.996          1.002               --
                                                          2005      0.993          0.996           39,858
                                                          2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.094          1.302               --
                                                          2005      1.062          1.094               --
                                                          2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.042          1.059               --
                                                          2006      1.061          1.042          354,078
                                                          2005      1.066          1.061          298,845
                                                          2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.142          1.176               --
                                                          2008      1.118          1.142          338,553
                                                          2007      1.055          1.118          384,569
                                                          2006      1.042          1.055          374,764
                                                          2005      1.043          1.042          357,897
                                                          2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.297          1.200               --
                                                          2007      1.206          1.297               --
                                                          2006      1.114          1.206               --
                                                          2005      1.066          1.114               --
                                                          2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.577          1.702               --
                                                          2006      1.266          1.577               --
                                                          2005      1.158          1.266               --
                                                          2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      1.422          1.514               --
                                                          2006      1.243          1.422           15,345
                                                          2005      1.192          1.243           19,791
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.117          1.185               --
                                                          2005      1.053          1.117               --
                                                          2004      1.000          1.053               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.019          1.082               --
                                                          2005      1.041          1.019               --
                                                          2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.225          1.334               --
                                                          2005      1.118          1.225               --
                                                          2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/01)............  2006      1.121          1.174               --
                                                          2005      1.101          1.121           18,454
                                                          2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.077          1.101               --
                                                          2005      1.077          1.077               --
                                                          2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.107          1.143               --
                                                          2005      1.078          1.107               --
                                                          2004      1.000          1.078               --

  Travelers Large Cap Subaccount (10/01)................  2006      1.110          1.140               --
                                                          2005      1.047          1.110               --
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.103          1.169               --
                                                          2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.015          1.015               --
                                                          2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.049          1.083               --
                                                          2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.081          1.124               --
                                                          2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.026          1.043               --
                                                          2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.227          1.298               --
                                                          2005      1.123          1.227           79,209
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.077          1.136               --
                                                          2005      1.072          1.077               --
                                                          2004      1.000          1.072               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.099          1.131               --
                                                          2005      1.095          1.099          268,929
                                                          2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                          2005      1.125          1.168           27,601
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.221          1.398               --
                                                          2005      1.144          1.221               --
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.128          1.193               --
                                                          2005      1.092          1.128               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.034          1.085               --
                                                          2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.122               --
                                                          2005      1.103          1.114          159,981
                                                          2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.021          1.009               --
                                                          2005      1.031          1.021               --
                                                          2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.091          1.135               --
                                                          2005      1.097          1.091            2,635
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.109          1.272               --
                                                          2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.104          1.263               --
                                                          2005      1.000          1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.090          1.047               --
                                                          2005      1.071          1.090              252
                                                          2004      1.000          1.071              242

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.773          0.747               --
                                                          2008      1.235          0.773           84,250
                                                          2007      1.297          1.235           84,309
                                                          2006      1.147          1.297           83,915
                                                          2005      1.130          1.147           80,902
                                                          2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.690          0.705               --
                                                          2008      1.244          0.690               --
                                                          2007      1.135          1.244               --
                                                          2006      1.090          1.135               --
                                                          2005      1.036          1.090               --
                                                          2004      1.000          1.036               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.




Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                 PORTFOLIO ARCHITECT L VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       MFS(R) Emerging Markets Equity
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Inflation Protected Bond
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          PIMCO Total Return Portfolio -- Class B
  Mid Cap Portfolio                                Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Strategic Income Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                RCM Technology Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental    METROPOLITAN SERIES FUND
     All Cap                                       BlackRock Aggressive Growth
  Value Portfolio -- Class I                          Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Value Portfolio -- Class I                       Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Investment Counsel Variable           FI Value Leaders Portfolio -- Class D
     Social                                        MetLife Conservative Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 T. Rowe Price Small Cap Growth
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       Western Asset Management U.S. Government
     Portfolio -- Class A                             Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of

1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                             DEFERRED ANNUAL
                                                              STEP UP DEATH     ANNUAL STEP
                                                                 BENEFIT          UP DEATH     ROLL-UP DEATH
                                                                'STANDARD'        BENEFIT         BENEFIT
                                                             ---------------    -----------    -------------
Mortality and Expense Risk Charge........................         1.60%(5)         1.70%(5)        1.90%(5)
Administrative Expense Charge............................         0.15%            0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED......................................         1.75%            1.85%           2.05%
Optional E.S.P. Charge...................................         0.20%            0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED...............................................         1.95%            2.05%           2.25%
Optional GMAB Charge.....................................         0.50%            0.50%           0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED...............................................         2.25%            2.35%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(6).......................................         2.45%            2.55%           2.75%
Optional GMWB I Charge (maximum upon reset)..............         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB II Charge (maximum upon reset).............         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB III Charge.................................         0.25%            0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED...............................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED...............................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED...............................................         2.00%            2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED........................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.......................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED......................................         2.20%            2.30%           2.50%



(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.34%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.


                                    TRANSFERS

--------------------------------------------------------------------------------




We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.





If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------



The following information has been added to the "TERMINATION" section:



In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      0.876          0.855                --
                                                          2005      0.776          0.876             2,359
                                                          2004      0.729          0.776             2,370
                                                          2003      0.601          0.729             2,374
                                                          2002      0.885          0.601                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.545          1.383           121,783
                                                          2010      1.407          1.545           214,211
                                                          2009      1.006          1.407           252,891
                                                          2008      1.662          1.006           342,120
                                                          2007      1.472          1.662           459,329
                                                          2006      1.244          1.472           499,813
                                                          2005      1.110          1.244           452,099
                                                          2004      0.995          1.110           280,265
                                                          2003      0.749          0.995            44,490
                                                          2002      0.893          0.749            28,091

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.154          1.086           341,935
                                                          2010      0.990          1.154           522,266
                                                          2009      0.722          0.990           654,443
                                                          2008      1.312          0.722           804,791
                                                          2007      1.189          1.312         1,051,335
                                                          2006      1.097          1.189         1,105,439
                                                          2005      0.961          1.097           967,515
                                                          2004      0.869          0.961           715,936
                                                          2003      0.647          0.869           283,205
                                                          2002      0.871          0.647           273,031

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.136          1.096           362,288
                                                          2010      1.037          1.136           549,449
                                                          2009      0.804          1.037           697,927
                                                          2008      1.317          0.804           875,143
                                                          2007      1.276          1.317         1,071,424
                                                          2006      1.127          1.276         1,146,120
                                                          2005      1.084          1.127         1,113,722
                                                          2004      0.999          1.084         1,064,059
                                                          2003      0.768          0.999           346,058
                                                          2002      0.957          0.768           234,659

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.302          1.287                --
                                                          2005      1.121          1.302            94,259
                                                          2004      0.954          1.121            66,716
                                                          2003      0.777          0.954            14,371
                                                          2002      1.000          0.777                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.709          2.227                --
                                                          2005      1.623          1.709           169,958
                                                          2004      1.257          1.623            84,520
                                                          2003      0.954          1.257            21,110
                                                          2002      1.000          0.954                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.215          1.162                --
                                                          2007      1.154          1.215            61,149
                                                          2006      1.009          1.154            84,673
                                                          2005      0.983          1.009            83,215
                                                          2004      0.953          0.983            73,390
                                                          2003      0.800          0.953             9,791
                                                          2002      1.000          0.800                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.987          0.932                --
                                                          2007      1.130          0.987           228,303
                                                          2006      1.108          1.130           245,828
                                                          2005      1.066          1.108           240,373
                                                          2004      0.974          1.066           183,507
                                                          2003      0.753          0.974                --
                                                          2002      1.000          0.753                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.305          1.419                --
                                                          2005      1.205          1.305            26,564
                                                          2004      1.074          1.205               692
                                                          2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.302          1.451                --
                                                          2005      1.203          1.302            10,580
                                                          2004      1.067          1.203             5,851
                                                          2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2011      1.541          1.472            97,783
                                                          2010      1.341          1.541           221,594
                                                          2009      1.007          1.341           259,339
                                                          2008      1.789          1.007           294,834
                                                          2007      1.552          1.789           419,739
                                                          2006      1.418          1.552           429,800
                                                          2005      1.237          1.418           249,603
                                                          2004      1.093          1.237           185,381
                                                          2003      0.867          1.093                --
                                                          2002      1.000          0.867                --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2011      1.309          1.251                --
                                                          2010      1.129          1.309                --
                                                          2009      0.846          1.129                --
                                                          2008      1.468          0.846                --
                                                          2007      1.400          1.468            27,620
                                                          2006      1.252          1.400            27,620
                                                          2005      1.055          1.252                --
                                                          2004      1.061          1.055                --
                                                          2003      0.864          1.061                --
                                                          2002      1.000          0.864                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      2.126          1.862            93,246
                                                          2010      1.683          2.126            97,485
                                                          2009      1.225          1.683           174,150
                                                          2008      2.065          1.225           205,270
                                                          2007      1.822          2.065           247,260
                                                          2006      1.650          1.822           239,450
                                                          2005      1.422          1.650           260,406
                                                          2004      1.161          1.422           182,894
                                                          2003      0.855          1.161            30,317
                                                          2002      1.000          0.855             4,541

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.246          1.450                --
                                                          2005      1.147          1.246           176,908
                                                          2004      1.036          1.147           111,131
                                                          2003      0.843          1.036                --
                                                          2002      1.000          0.843                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.531          3.211                --
                                                          2007      2.791          3.531            78,059
                                                          2006      2.217          2.791            90,305
                                                          2005      1.770          2.217            86,871
                                                          2004      1.444          1.770            14,266
                                                          2003      1.000          1.444             1,599

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.333          1.171            69,679
                                                          2010      1.252          1.333            72,719
                                                          2009      0.929          1.252            95,747
                                                          2008      1.586          0.929            78,151
                                                          2007      1.398          1.586           209,692
                                                          2006      1.172          1.398           131,264
                                                          2005      1.082          1.172            79,049
                                                          2004      0.929          1.082            77,269
                                                          2003      0.715          0.929            77,269
                                                          2002      0.894          0.715            77,269

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.251          1.497                --
                                                          2005      1.169          1.251           376,686
                                                          2004      1.026          1.169           251,177
                                                          2003      0.790          1.026            34,635
                                                          2002      1.000          0.790                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.063          1.086                --
                                                          2005      1.067          1.063            34,026
                                                          2004      1.000          1.067            13,400

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.148          1.186                --
                                                          2005      1.085          1.148             2,461
                                                          2004      1.020          1.085             2,464
                                                          2003      0.913          1.020                --
                                                          2002      1.000          0.913                --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.215          1.231                --
                                                          2009      0.984          1.215                --
                                                          2008      1.411          0.984                --
                                                          2007      1.180          1.411                --
                                                          2006      1.129          1.180                --
                                                          2005      1.023          1.129                --
                                                          2004      0.911          1.023                --
                                                          2003      0.735          0.911                --
                                                          2002      1.000          0.735                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2011      1.279          1.369                --
                                                          2010      1.047          1.279                --
                                                          2009      0.679          1.047                --
                                                          2008      1.233          0.679                --
                                                          2007      1.031          1.233             9,525
                                                          2006      0.973          1.031                --
                                                          2005      0.888          0.973                --
                                                          2004      0.898          0.888                --
                                                          2003      0.624          0.898                --
                                                          2002      1.000          0.624                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.193          1.124                --
                                                          2007      1.110          1.193            38,169
                                                          2006      0.958          1.110            38,894
                                                          2005      0.924          0.958            39,609
                                                          2004      0.899          0.924            26,988
                                                          2003      0.740          0.899            15,086
                                                          2002      1.000          0.740                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.538          1.723                --
                                                          2005      1.505          1.538            51,576
                                                          2004      1.333          1.505            37,399
                                                          2003      1.000          1.333             4,014

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      0.959          0.966            76,455
                                                          2010      0.781          0.959           229,068
                                                          2009      0.591          0.781           261,827
                                                          2008      1.009          0.591           271,179
                                                          2007      1.047          1.009           325,483

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.130          1.139           129,121
                                                          2010      1.021          1.130           134,169
                                                          2009      0.851          1.021           346,562
                                                          2008      1.224          0.851           346,083
                                                          2007      1.184          1.224           402,738

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.094          1.009           253,967
                                                          2010      0.955          1.094           307,800
                                                          2009      0.751          0.955           487,542
                                                          2008      1.206          0.751           508,259
                                                          2007      1.260          1.206           602,641

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.998          0.974           187,471
                                                          2010      0.924          0.998           245,023
                                                          2009      0.661          0.924           253,987
                                                          2008      1.072          0.661           253,994
                                                          2007      1.072          1.072           341,659

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.025          1.057           190,098
                                                          2010      0.953          1.025           305,358
                                                          2009      0.779          0.953           348,368
                                                          2008      1.231          0.779           359,088
                                                          2007      1.206          1.231           398,122
                                                          2006      1.038          1.206           254,576
                                                          2005      0.991          1.038           276,329
                                                          2004      0.914          0.991           260,914
                                                          2003      0.703          0.914           178,682
                                                          2002      0.929          0.703           180,225

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.229          1.225            27,970
                                                          2010      0.999          1.229            63,844
                                                          2009      0.712          0.999            74,674
                                                          2008      1.223          0.712           142,298
                                                          2007      1.131          1.223           156,957
                                                          2006      1.021          1.131           198,333
                                                          2005      0.990          1.021           171,939
                                                          2004      0.875          0.990           137,676
                                                          2003      0.598          0.875            87,445
                                                          2002      0.933          0.598            15,870

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.694          0.675                --
                                                          2008      1.130          0.694           174,018
                                                          2007      1.096          1.130           239,256
                                                          2006      0.969          1.096           372,435
                                                          2005      0.946          0.969           368,565
                                                          2004      0.873          0.946           239,442
                                                          2003      0.695          0.873            46,366
                                                          2002      0.912          0.695                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.250          1.228                --
                                                          2010      1.134          1.250                --
                                                          2009      0.940          1.134                --
                                                          2008      1.278          0.940                --
                                                          2007      1.173          1.278            19,018
                                                          2006      1.109          1.173                --
                                                          2005      1.081          1.109                --
                                                          2004      1.000          1.081             3,000

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.975          0.963                --
                                                          2010      0.909          0.975            16,919
                                                          2009      0.788          0.909           104,296
                                                          2008      1.017          0.788           105,841
                                                          2007      1.021          1.017           114,039
                                                          2006      0.998          1.021           145,244
                                                          2005      0.992          0.998           145,004
                                                          2004      0.998          0.992           152,003
                                                          2003      1.000          0.998                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.194          1.252                --
                                                          2006      1.029          1.194           221,359
                                                          2005      1.006          1.029           236,352
                                                          2004      0.946          1.006           242,854
                                                          2003      0.692          0.946            97,374
                                                          2002      0.940          0.692            99,440

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.186          1.235                --
                                                          2006      1.158          1.186            33,023
                                                          2005      1.120          1.158           102,401
                                                          2004      1.134          1.120            73,347
                                                          2003      0.799          1.134            19,756
                                                          2002      1.000          0.799                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.315          1.361                --
                                                          2006      1.205          1.315           112,039
                                                          2005      1.116          1.205           125,781
                                                          2004      1.041          1.116           112,114
                                                          2003      0.756          1.041                --
                                                          2002      1.000          0.756                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.223          1.277                --
                                                          2006      1.107          1.223             6,353
                                                          2005      1.087          1.107             6,345
                                                          2004      1.021          1.087             6,486
                                                          2003      0.798          1.021             1,109
                                                          2002      1.000          0.798                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.607          1.669                --
                                                          2006      1.394          1.607            70,265
                                                          2005      1.374          1.394            73,186
                                                          2004      1.242          1.374            51,610
                                                          2003      1.000          1.242             5,319

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.797          1.979                --
                                                          2006      1.629          1.797           182,534
                                                          2005      1.532          1.629           134,534
                                                          2004      1.257          1.532           107,707
                                                          2003      1.000          1.257             5,215

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.098          1.132                --
                                                          2005      1.076          1.098            24,100
                                                          2004      1.000          1.076            14,156

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.428          1.375                --
                                                          2007      1.370          1.428           166,118
                                                          2006      1.440          1.370           183,905

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.753          1.768            29,708
                                                          2010      1.535          1.753            66,166
                                                          2009      1.060          1.535            76,153
                                                          2008      1.422          1.060           161,716
                                                          2007      1.408          1.422           201,057
                                                          2006      1.337          1.408           183,994

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.064          1.115                --
                                                          2006      1.006          1.064            21,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.889          0.875             1,412
                                                          2010      0.803          0.889             1,441
                                                          2009      0.686          0.803             1,411
                                                          2008      1.113          0.686             1,344
                                                          2007      1.106          1.113            14,107

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.889          0.828           143,394
                                                          2010      0.778          0.889           198,435
                                                          2009      0.586          0.778           242,161
                                                          2008      1.020          0.586           267,023
                                                          2007      1.219          1.020           286,058
                                                          2006      1.003          1.219           347,976

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.443          1.275             5,225
                                                          2010      1.229          1.443             5,251
                                                          2009      0.969          1.229             5,044
                                                          2008      1.318          0.969             6,290
                                                          2007      1.355          1.318             5,673
                                                          2006      1.272          1.355             5,990

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.639          1.385            11,775
                                                          2010      1.430          1.639            16,115
                                                          2009      0.936          1.430            24,315
                                                          2008      1.607          0.936            24,383
                                                          2007      1.649          1.607            38,651
                                                          2006      1.498          1.649            59,974

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.376          1.340             3,698
                                                          2010      1.107          1.376             3,977
                                                          2009      0.839          1.107             2,920
                                                          2008      1.391          0.839             3,002
                                                          2007      1.271          1.391             3,004
                                                          2006      1.282          1.271             2,995

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.465          1.334            46,341
                                                          2010      1.359          1.465            51,835
                                                          2009      0.966          1.359            66,770
                                                          2008      1.690          0.966            69,502
                                                          2007      1.318          1.690            87,981
                                                          2006      1.287          1.318           103,482

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.091          1.016               532
                                                          2010      0.904          1.091               601
                                                          2009      0.673          0.904                --
                                                          2008      1.066          0.673                --
                                                          2008      1.109          1.066                --
                                                          2007      1.253          1.109                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.918          0.907                --
                                                          2008      1.249          0.918             8,035
                                                          2007      1.195          1.249           127,146
                                                          2006      1.132          1.195           138,370

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.685          1.735             4,379
                                                          2010      1.515          1.685             4,380
                                                          2009      1.124          1.515           101,868
                                                          2008      1.402          1.124           117,743
                                                          2007      1.335          1.402           254,409
                                                          2006      1.275          1.335           234,741

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.977          0.924            80,042
                                                          2010      0.792          0.977           156,318
                                                          2009      0.637          0.792           178,539
                                                          2008      1.058          0.637           211,511
                                                          2007      1.071          1.058           248,076
                                                          2006      1.002          1.071                --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.610          0.580                --
                                                          2008      1.083          0.610             6,194
                                                          2007      0.985          1.083            18,229
                                                          2006      0.998          0.985            21,117

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.998          0.852                --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.969          2.371            23,562
                                                          2010      2.443          2.969            21,675
                                                          2009      1.472          2.443            45,846
                                                          2008      3.216          1.472            58,815

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.310          1.150            16,745
                                                          2010      1.197          1.310            97,804
                                                          2009      0.926          1.197            97,804
                                                          2008      1.635          0.926            97,804
                                                          2007      1.558          1.635            97,804

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.362          1.493            63,431
                                                          2010      1.284          1.362            71,582
                                                          2009      1.104          1.284            77,695
                                                          2008      1.203          1.104           124,237
                                                          2007      1.137          1.203           267,525

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.644          1.666           235,949
                                                          2010      1.546          1.644           343,200
                                                          2009      1.389          1.546           517,755

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.489          1.397                (0)
                                                          2010      1.304          1.489                (0)
                                                          2009      1.071          1.304                (0)
                                                          2008      1.623          1.071             7,418
                                                          2007      1.573          1.623            11,229
                                                          2006      1.464          1.573            40,080

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.149          1.268                --
                                                          2006      1.093          1.149             3,492

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.541          1.569            16,878
                                                          2010      1.398          1.541            11,894
                                                          2009      1.069          1.398            41,377
                                                          2008      1.219          1.069            30,050
                                                          2007      1.163          1.219            57,114
                                                          2006      1.124          1.163            64,529

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.363          1.101                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.921          0.869           106,421
                                                          2010      0.801          0.921            88,539
                                                          2009      0.689          0.801           100,706
                                                          2008      1.100          0.689           223,122
                                                          2007      1.077          1.100           330,560
                                                          2006      1.001          1.077           234,217

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.989          0.884           120,617
                                                          2010      0.839          0.989           179,664
                                                          2009      0.675          0.839           331,361
                                                          2008      0.979          0.675           322,476
                                                          2007      1.028          0.979           315,283
                                                          2006      1.003          1.028           150,826

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.132          1.096            34,346
                                                          2010      1.003          1.132            34,346
                                                          2009      0.804          1.003            43,923

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.907          0.863             2,888
                                                          2010      0.801          0.907             3,383
                                                          2009      0.546          0.801            13,581
                                                          2008      1.025          0.546            16,209
                                                          2007      0.866          1.025            42,023
                                                          2006      0.888          0.866           102,647

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.313          1.375            65,320
                                                          2010      1.233          1.313           113,164
                                                          2009      1.146          1.233           157,474
                                                          2008      1.208          1.146           153,288
                                                          2007      1.157          1.208           371,471
                                                          2006      1.115          1.157           192,781

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.150          1.173             4,624
                                                          2010      1.067          1.150             5,649
                                                          2009      0.921          1.067             6,760

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.838          0.750            62,120
                                                          2010      0.712          0.838            62,890
                                                          2009      0.566          0.712            61,167

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.033          1.015           131,683
                                                          2010      1.051          1.033           113,858
                                                          2009      1.065          1.051           376,462
                                                          2008      1.054          1.065           663,482
                                                          2007      1.020          1.054           115,358
                                                          2006      0.999          1.020            52,647

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.019          0.961            31,394
                                                          2010      0.926          1.019            30,574
                                                          2009      0.714          0.926            35,804
                                                          2008      1.158          0.714            56,084

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.528          0.551                --
                                                          2008      0.974          0.528            60,885
                                                          2007      0.954          0.974           100,008
                                                          2006      0.942          0.954           173,985

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.004          0.925            18,355
                                                          2010      0.893          1.004            21,935
                                                          2009      0.747          0.893            39,068
                                                          2008      1.246          0.747            41,522
                                                          2007      1.218          1.246           145,266
                                                          2006      1.188          1.218           186,862

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.924          1.001                --
                                                          2010      0.813          0.924                --
                                                          2009      0.629          0.813                --
                                                          2008      1.075          0.629                --
                                                          2007      1.059          1.075                --
                                                          2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.164          1.181            16,044
                                                          2010      1.077          1.164                --
                                                          2009      0.909          1.077                --
                                                          2008      1.080          0.909                --
                                                          2007      1.042          1.080                --
                                                          2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.108          1.100             7,067
                                                          2010      1.011          1.108             7,094
                                                          2009      0.832          1.011             7,123
                                                          2008      1.079          0.832             7,155
                                                          2007      1.048          1.079           284,428
                                                          2006      1.002          1.048            92,679

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.047          1.015            92,327
                                                          2010      0.942          1.047             5,654
                                                          2009      0.757          0.942             5,686
                                                          2008      1.080          0.757            28,846
                                                          2007      1.053          1.080           166,845
                                                          2006      1.002          1.053           157,570

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.984          0.931            76,116
                                                          2010      0.873          0.984           130,572
                                                          2009      0.689          0.873           170,936
                                                          2008      1.080          0.689           170,973
                                                          2007      1.058          1.080           171,005
                                                          2006      1.002          1.058           171,005

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.965          0.964            81,917
                                                          2010      0.858          0.965            81,928
                                                          2009      0.698          0.858            81,940

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.243          1.249           134,166
                                                          2010      1.151          1.243           133,436
                                                          2009      0.990          1.151           202,747
                                                          2008      1.297          0.990           252,857
                                                          2007      1.267          1.297           556,949
                                                          2006      1.186          1.267           625,757

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.273          1.262            53,916
                                                          2010      1.163          1.273            65,840
                                                          2009      0.979          1.163           106,715
                                                          2008      1.477          0.979           106,710
                                                          2007      1.396          1.477            89,459
                                                          2006      1.265          1.396            87,894

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.002          0.902           192,243
                                                          2010      0.880          1.002           285,776
                                                          2009      0.640          0.880           314,554
                                                          2008      1.096          0.640           364,602
                                                          2007      1.050          1.096           510,471
                                                          2006      0.996          1.050           580,284

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.052          1.020                --
                                                          2010      0.917          1.052                --
                                                          2009      0.653          0.917             2,020
                                                          2008      1.145          0.653             2,031
                                                          2007      1.068          1.145             2,041
                                                          2006      0.998          1.068             2,049

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.105          1.102            55,516
                                                          2010      0.835          1.105            91,919
                                                          2009      0.613          0.835           106,405
                                                          2008      0.934          0.613           158,600

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.153          1.196                --
                                                          2006      1.086          1.153            30,704

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.154          1.199             7,958
                                                          2010      1.109          1.154             7,977
                                                          2009      1.080          1.109             7,998
                                                          2008      1.101          1.080             6,212
                                                          2007      1.072          1.101             9,733
                                                          2006      1.037          1.072            11,531

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.991          0.999                --
                                                          2005      0.980          0.991            52,937
                                                          2004      0.987          0.980            54,444
                                                          2003      0.997          0.987                --
                                                          2002      1.000          0.997                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.113          1.333                --
                                                          2005      1.071          1.113            54,246
                                                          2004      1.000          1.071             2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.111          1.132                --
                                                          2006      1.122          1.111           281,697
                                                          2005      1.119          1.122           344,182
                                                          2004      1.045          1.119           284,471
                                                          2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.341          1.385                --
                                                          2008      1.303          1.341           498,785
                                                          2007      1.219          1.303           714,373
                                                          2006      1.195          1.219           834,763
                                                          2005      1.187          1.195           667,645
                                                          2004      1.151          1.187           543,076
                                                          2003      1.115          1.151           311,064
                                                          2002      1.041          1.115           172,708

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.448          1.566                --
                                                          2006      1.153          1.448           153,053
                                                          2005      1.046          1.153           153,053
                                                          2004      0.916          1.046           140,081
                                                          2003      0.725          0.916            97,804
                                                          2002      0.897          0.725           102,304

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.827          1.950                --
                                                          2006      1.585          1.827           116,911
                                                          2005      1.507          1.585           119,187
                                                          2004      1.215          1.507            58,592
                                                          2003      0.826          1.215            16,949
                                                          2002      1.029          0.826             3,058

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      0.938          0.998                --
                                                          2005      0.877          0.938            26,656
                                                          2004      0.838          0.877            19,836
                                                          2003      0.660          0.838             7,409
                                                          2002      0.882          0.660             2,329

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.197          1.275                --
                                                          2005      1.214          1.197           348,320
                                                          2004      1.162          1.214           506,571
                                                          2003      0.937          1.162               960
                                                          2002      1.000          0.937                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.319          1.440                --
                                                          2005      1.194          1.319           192,667
                                                          2004      1.043          1.194           149,237
                                                          2003      0.794          1.043                --
                                                          2002      1.000          0.794                --

  Travelers Equity Income Subaccount (11/99)............  2006      1.132          1.188                --
                                                          2005      1.102          1.132           240,681
                                                          2004      1.021          1.102           347,592
                                                          2003      0.792          1.021            32,029
                                                          2002      0.936          0.792            14,899

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.304          1.337                --
                                                          2005      1.294          1.304           143,782
                                                          2004      1.193          1.294            91,887
                                                          2003      0.992          1.193                --
                                                          2002      1.000          0.992                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.104          1.142                --
                                                          2005      1.066          1.104             6,096
                                                          2004      0.982          1.066           136,774
                                                          2003      0.783          0.982                --
                                                          2002      1.000          0.783                --

  Travelers Large Cap Subaccount (11/99)................  2006      0.914          0.942                --
                                                          2005      0.856          0.914           110,093
                                                          2004      0.818          0.856            91,653
                                                          2003      0.668          0.818            29,629
                                                          2002      0.880          0.668                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.109          1.178                --
                                                          2005      1.000          1.109                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.020          1.023                --
                                                          2005      1.000          1.020                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.054          1.091                --
                                                          2005      1.000          1.054            24,396

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.087          1.133                --
                                                          2005      1.000          1.087           115,455

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.050                --
                                                          2005      1.000          1.030             6,911

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      0.948          1.006                --
                                                          2005      0.861          0.948            25,238
                                                          2004      0.756          0.861             6,034
                                                          2003      0.635          0.756                --
                                                          2002      0.863          0.635                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.840          0.888                --
                                                          2005      0.829          0.840           104,129
                                                          2004      0.740          0.829            76,840
                                                          2003      0.549          0.740             1,104
                                                          2002      1.000          0.549                --

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.150          1.186                --
                                                          2005      1.137          1.150           679,511
                                                          2004      1.038          1.137           772,719
                                                          2003      0.906          1.038            35,558
                                                          2002      0.973          0.906            23,468

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.171          1.265                --
                                                          2005      1.120          1.171            62,455
                                                          2004      1.000          1.120            50,595

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.305          1.498                --
                                                          2005      1.212          1.305            64,107
                                                          2004      1.066          1.212            37,016
                                                          2003      0.843          1.066                --
                                                          2002      1.000          0.843                --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.381          1.464                --
                                                          2005      1.326          1.381            40,574
                                                          2004      1.214          1.326            34,509
                                                          2003      1.000          1.214                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.039          1.093                --
                                                          2005      1.000          1.039             3,410

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.124                --
                                                          2005      1.093          1.114            41,709
                                                          2004      1.000          1.093             2,053

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.126          1.115                --
                                                          2005      1.127          1.126           483,338
                                                          2004      1.110          1.127           456,867
                                                          2003      1.056          1.110            56,643
                                                          2002      1.000          1.056                --

  Travelers Strategic Equity Subaccount (11/99).........  2006      0.784          0.818                --
                                                          2005      0.782          0.784            39,104
                                                          2004      0.722          0.782            71,647
                                                          2003      0.554          0.722            53,375
                                                          2002      0.849          0.554            51,790

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.114          1.282                --
                                                          2005      1.000          1.114             2,967

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.110          1.272                --
                                                          2005      1.000          1.110             5,889

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.076          1.037                --
                                                          2005      1.050          1.076            15,216
                                                          2004      1.000          1.050             6,241

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.803          0.778                --
                                                          2008      1.272          0.803            61,533
                                                          2007      1.326          1.272            72,024
                                                          2006      1.162          1.326            97,545
                                                          2005      1.136          1.162           111,661
                                                          2004      0.985          1.136            66,980
                                                          2003      0.766          0.985                --
                                                          2002      1.000          0.766                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.627          0.642                --
                                                          2008      1.121          0.627                --
                                                          2007      1.014          1.121                --
                                                          2006      0.967          1.014                --
                                                          2005      0.912          0.967                --
                                                          2004      0.894          0.912                --
                                                          2003      0.724          0.894                --
                                                          2002      1.000          0.724                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.180          1.141               --
                                                          2005      1.056          1.180               --
                                                          2004      1.000          1.056               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.456          1.290               --
                                                          2010      1.339          1.456               --
                                                          2009      0.967          1.339               --
                                                          2008      1.614          0.967               --
                                                          2007      1.444          1.614               --
                                                          2006      1.233          1.444               --
                                                          2005      1.111          1.233               --
                                                          2004      1.000          1.111               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.225          1.141               --
                                                          2010      1.061          1.225               --
                                                          2009      0.782          1.061               --
                                                          2008      1.435          0.782               --
                                                          2007      1.313          1.435               --
                                                          2006      1.225          1.313               --
                                                          2005      1.083          1.225               --
                                                          2004      1.000          1.083               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.049          1.002            3,646
                                                          2010      0.967          1.049            3,652
                                                          2009      0.758          0.967            3,657
                                                          2008      1.253          0.758            3,663
                                                          2007      1.226          1.253            3,668
                                                          2006      1.094          1.226            3,613
                                                          2005      1.063          1.094            3,617
                                                          2004      1.000          1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.342          1.323               --
                                                          2005      1.167          1.342           21,166
                                                          2004      1.000          1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.340          1.729               --
                                                          2005      1.285          1.340           10,634
                                                          2004      1.000          1.285               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.224          1.167               --
                                                          2007      1.174          1.224           10,171
                                                          2006      1.036          1.174           10,171
                                                          2005      1.020          1.036           10,171
                                                          2004      1.000          1.020               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.981          0.596               --
                                                          2007      1.134          0.981               --
                                                          2006      1.123          1.134               --
                                                          2005      1.091          1.123               --
                                                          2004      1.000          1.091               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.195          1.294               --
                                                          2005      1.114          1.195            3,401
                                                          2004      1.000          1.114               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.197          1.329               --
                                                          2005      1.117          1.197               --
                                                          2004      1.000          1.117               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2011      1.296          1.226               --
                                                          2010      1.139          1.296               --
                                                          2009      0.865          1.139               --
                                                          2008      1.551          0.865               --
                                                          2007      1.359          1.551               --
                                                          2006      1.254          1.359               --
                                                          2005      1.105          1.254               --
                                                          2004      1.000          1.105               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2011      1.212          1.146               --
                                                          2010      1.056          1.212               --
                                                          2009      0.799          1.056               --
                                                          2008      1.401          0.799               --
                                                          2007      1.349          1.401               --
                                                          2006      1.218          1.349               --
                                                          2005      1.038          1.218               --
                                                          2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      1.724          1.495               --
                                                          2010      1.378          1.724               --
                                                          2009      1.014          1.378               --
                                                          2008      1.725          1.014               --
                                                          2007      1.538          1.725               --
                                                          2006      1.406          1.538               --
                                                          2005      1.224          1.406               --
                                                          2004      1.000          1.224               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.181          1.360               --
                                                          2005      1.098          1.181               --
                                                          2004      1.000          1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.437          2.209               --
                                                          2007      1.945          2.437            7,876
                                                          2006      1.561          1.945            7,876
                                                          2005      1.259          1.561            7,876
                                                          2004      1.000          1.259               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.338          1.164               --
                                                          2010      1.269          1.338               --
                                                          2009      0.952          1.269            9,241
                                                          2008      1.641          0.952            9,241
                                                          2007      1.461          1.641            9,241
                                                          2006      1.236          1.461            9,241
                                                          2005      1.154          1.236            9,241
                                                          2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.183          1.402               --
                                                          2005      1.117          1.183               --
                                                          2004      1.000          1.117               --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.058          1.078               --
                                                          2005      1.073          1.058               --
                                                          2004      1.000          1.073               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.117          1.149               --
                                                          2005      1.066          1.117               --
                                                          2004      1.000          1.066               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.171          1.183               --
                                                          2009      0.958          1.171               --
                                                          2008      1.387          0.958               --
                                                          2007      1.172          1.387               --
                                                          2006      1.133          1.172               --
                                                          2005      1.036          1.133               --
                                                          2004      1.000          1.036               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2011      1.425          1.520               --
                                                          2010      1.178          1.425               --
                                                          2009      0.772          1.178               --
                                                          2008      1.416          0.772               --
                                                          2007      1.196          1.416               --
                                                          2006      1.140          1.196               --
                                                          2005      1.050          1.140               --
                                                          2004      1.000          1.050               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.360          1.276               --
                                                          2007      1.278          1.360               --
                                                          2006      1.114          1.278               --
                                                          2005      1.085          1.114               --
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.137          1.263               --
                                                          2005      1.123          1.137               --
                                                          2004      1.000          1.123               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.115          1.111               --
                                                          2010      0.917          1.115               --
                                                          2009      0.700          0.917               --
                                                          2008      1.208          0.700               --
                                                          2007      1.262          1.208               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.128          1.126               --
                                                          2010      1.030          1.128               --
                                                          2009      0.867          1.030               --
                                                          2008      1.260          0.867               --
                                                          2007      1.227          1.260               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.061          0.968              945
                                                          2010      0.935          1.061              947
                                                          2009      0.743          0.935              948
                                                          2008      1.205          0.743            1,705
                                                          2007      1.268          1.205            1,705

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.952          0.920               --
                                                          2010      0.891          0.952               --
                                                          2009      0.643          0.891               --
                                                          2008      1.054          0.643               --
                                                          2007      1.061          1.054               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.049          1.071               --
                                                          2010      0.985          1.049               --
                                                          2009      0.813          0.985               --
                                                          2008      1.298          0.813               --
                                                          2007      1.285          1.298               --
                                                          2006      1.116          1.285               --
                                                          2005      1.077          1.116               --
                                                          2004      1.000          1.077               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.360          1.342               --
                                                          2010      1.117          1.360               --
                                                          2009      0.804          1.117            8,856
                                                          2008      1.394          0.804            8,856
                                                          2007      1.303          1.394            8,856
                                                          2006      1.187          1.303            8,856
                                                          2005      1.163          1.187            8,856
                                                          2004      1.000          1.163               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.753          0.730               --
                                                          2008      1.238          0.753               --
                                                          2007      1.213          1.238               --
                                                          2006      1.083          1.213               --
                                                          2005      1.067          1.083               --
                                                          2004      1.000          1.067               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.169          1.137               --
                                                          2010      1.071          1.169               --
                                                          2009      0.896          1.071               --
                                                          2008      1.232          0.896               --
                                                          2007      1.142          1.232               --
                                                          2006      1.090          1.142               --
                                                          2005      1.073          1.090               --
                                                          2004      1.000          1.073               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.921          0.907               --
                                                          2010      0.867          0.921               --
                                                          2009      0.759          0.867               --
                                                          2008      0.990          0.759               --
                                                          2007      1.004          0.990               --
                                                          2006      0.992          1.004               --
                                                          2005      0.996          0.992               --
                                                          2004      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.227          1.283               --
                                                          2006      1.068          1.227               --
                                                          2005      1.055          1.068               --
                                                          2004      1.000          1.055               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.026          1.065               --
                                                          2006      1.012          1.026               --
                                                          2005      0.988          1.012               --
                                                          2004      1.000          0.988               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.215          1.254               --
                                                          2006      1.125          1.215               --
                                                          2005      1.052          1.125               --
                                                          2004      1.000          1.052               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.172          1.220               --
                                                          2006      1.072          1.172               --
                                                          2005      1.063          1.072               --
                                                          2004      1.000          1.063               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.258          1.302               --
                                                          2006      1.102          1.258               --
                                                          2005      1.097          1.102               --
                                                          2004      1.000          1.097               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.332          1.462               --
                                                          2006      1.219          1.332            3,255
                                                          2005      1.158          1.219            3,259
                                                          2004      1.000          1.158               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.080          1.110               --
                                                          2005      1.069          1.080               --
                                                          2004      1.000          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.295          1.244               --
                                                          2007      1.256          1.295               --
                                                          2006      1.329          1.256               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.372          1.370               --
                                                          2010      1.214          1.372               --
                                                          2009      0.846          1.214               --
                                                          2008      1.147          0.846               --
                                                          2007      1.147          1.147            3,336
                                                          2006      1.097          1.147               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.359          1.420               --
                                                          2006      1.293          1.359               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.090          1.063            3,138
                                                          2010      0.996          1.090            3,142
                                                          2009      0.859          0.996            3,147
                                                          2008      1.408          0.859            3,152
                                                          2007      1.408          1.408               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.848          0.782               --
                                                          2010      0.750          0.848               --
                                                          2009      0.571          0.750           11,110
                                                          2008      1.003          0.571           11,110
                                                          2007      1.211          1.003           11,110
                                                          2006      1.003          1.211           15,298

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.364          1.193               --
                                                          2010      1.173          1.364               --
                                                          2009      0.934          1.173               --
                                                          2008      1.284          0.934               --
                                                          2007      1.333          1.284               --
                                                          2006      1.260          1.333               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.455          1.217               --
                                                          2010      1.282          1.455               --
                                                          2009      0.847          1.282               --
                                                          2008      1.469          0.847               --
                                                          2007      1.523          1.469               --
                                                          2006      1.393          1.523               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.301          1.255               --
                                                          2010      1.057          1.301               --
                                                          2009      0.810          1.057               --
                                                          2008      1.355          0.810               --
                                                          2007      1.251          1.355               --
                                                          2006      1.270          1.251               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.436          1.295                0
                                                          2010      1.346          1.436                0
                                                          2009      0.966          1.346           21,166
                                                          2008      1.708          0.966           21,166
                                                          2007      1.346          1.708           21,166
                                                          2006      1.323          1.346           21,166

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.032          0.951               --
                                                          2010      0.863          1.032               --
                                                          2009      0.649          0.863               --
                                                          2008      1.035          0.649               --
                                                          2008      1.081          1.035               --
                                                          2007      1.230          1.081               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.876          0.863               --
                                                          2008      1.205          0.876               --
                                                          2007      1.165          1.205               --
                                                          2006      1.110          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.359          1.386               --
                                                          2010      1.234          1.359               --
                                                          2009      0.925          1.234               --
                                                          2008      1.166          0.925               --
                                                          2007      1.121          1.166               --
                                                          2006      1.078          1.121               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.932          0.873               --
                                                          2010      0.763          0.932               --
                                                          2009      0.620          0.763               --
                                                          2008      1.041          0.620               --
                                                          2007      1.064          1.041            4,074
                                                          2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.703          0.666               --
                                                          2008      1.260          0.703           25,212
                                                          2007      1.158          1.260           25,212
                                                          2006      1.181          1.158           25,212

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.949          0.805               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      1.988          1.572               --
                                                          2010      1.652          1.988               --
                                                          2009      1.005          1.652            7,876
                                                          2008      2.212          1.005            7,876

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.364          1.185               --
                                                          2010      1.259          1.364               --
                                                          2009      0.983          1.259               --
                                                          2008      1.754          0.983               --
                                                          2007      1.683          1.754               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.221          1.325           11,861
                                                          2010      1.163          1.221           11,884
                                                          2009      1.009          1.163           11,909
                                                          2008      1.111          1.009               --
                                                          2007      1.058          1.111               --

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.359          1.365            4,321
                                                          2010      1.292          1.359               --
                                                          2009      1.168          1.292               --

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.154          1.072               --
                                                          2010      1.020          1.154               --
                                                          2009      0.847          1.020               --
                                                          2008      1.296          0.847               --
                                                          2007      1.269          1.296               --
                                                          2006      1.189          1.269               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.131          1.244               --
                                                          2006      1.083          1.131               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.463          1.475               --
                                                          2010      1.340          1.463               --
                                                          2009      1.035          1.340               --
                                                          2008      1.192          1.035               --
                                                          2007      1.149          1.192               --
                                                          2006      1.118          1.149               --

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.514          1.214               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.879          0.821               --
                                                          2010      0.772          0.879               --
                                                          2009      0.671          0.772               --
                                                          2008      1.082          0.671               --
                                                          2007      1.069          1.082               --
                                                          2006      1.001          1.069               --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.943          0.835               --
                                                          2010      0.809          0.943               --
                                                          2009      0.657          0.809               --
                                                          2008      0.963          0.657               --
                                                          2007      1.021          0.963               --
                                                          2006      1.003          1.021               --

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.059          1.015            3,465
                                                          2010      0.947          1.059            3,470
                                                          2009      0.765          0.947            3,476

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.103          1.039               --
                                                          2010      0.984          1.103               --
                                                          2009      0.678          0.984               --
                                                          2008      1.285          0.678               --
                                                          2007      1.097          1.285               --
                                                          2006      1.132          1.097               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.129          1.171            2,512
                                                          2010      1.072          1.129            2,515
                                                          2009      1.006          1.072            2,519
                                                          2008      1.071          1.006            2,523
                                                          2007      1.036          1.071               --
                                                          2006      1.005          1.036               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.077          1.087               --
                                                          2010      1.009          1.077               --
                                                          2009      0.877          1.009               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.965          0.855               --
                                                          2010      0.827          0.965               --
                                                          2009      0.662          0.827           26,044

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      0.984          0.958            7,674
                                                          2010      1.012          0.984            7,683
                                                          2009      1.036          1.012            7,693
                                                          2008      1.035          1.036           18,119
                                                          2007      1.013          1.035           18,148
                                                          2006      0.998          1.013           18,177

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      0.996          0.930               --
                                                          2010      0.914          0.996               --
                                                          2009      0.712          0.914           10,171
                                                          2008      1.162          0.712           10,171

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.620          0.645               --
                                                          2008      1.155          0.620               --
                                                          2007      1.142          1.155               --
                                                          2006      1.136          1.142               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.943          0.861               --
                                                          2010      0.847          0.943               --
                                                          2009      0.716          0.847               --
                                                          2008      1.206          0.716               --
                                                          2007      1.191          1.206               --
                                                          2006      1.170          1.191               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.882          0.952               --
                                                          2010      0.783          0.882               --
                                                          2009      0.612          0.783               --
                                                          2008      1.057          0.612               --
                                                          2007      1.052          1.057               --
                                                          2006      1.002          1.052               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.111          1.116               --
                                                          2010      1.038          1.111               --
                                                          2009      0.885          1.038               --
                                                          2008      1.063          0.885               --
                                                          2007      1.035          1.063               --
                                                          2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.057          1.039               --
                                                          2010      0.974          1.057               --
                                                          2009      0.810          0.974               --
                                                          2008      1.061          0.810               --
                                                          2007      1.041          1.061               --
                                                          2006      1.002          1.041               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.999          0.959            3,583
                                                          2010      0.908          0.999            3,588
                                                          2009      0.737          0.908            3,593
                                                          2008      1.062          0.737            3,599
                                                          2007      1.046          1.062               --
                                                          2006      1.002          1.046               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.939          0.879               --
                                                          2010      0.842          0.939               --
                                                          2009      0.670          0.842               --
                                                          2008      1.062          0.670               --
                                                          2007      1.051          1.062               --
                                                          2006      1.002          1.051               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.026          1.015               --
                                                          2010      0.921          1.026               --
                                                          2009      0.755          0.921               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.126          1.120            3,675
                                                          2010      1.054          1.126            3,681
                                                          2009      0.915          1.054            3,686
                                                          2008      1.211          0.915            3,692
                                                          2007      1.195          1.211            3,697
                                                          2006      1.126          1.195               --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.203          1.181               --
                                                          2010      1.110          1.203               --
                                                          2009      0.944          1.110               --
                                                          2008      1.439          0.944               --
                                                          2007      1.374          1.439               --
                                                          2006      1.253          1.374               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.956          0.852               --
                                                          2010      0.848          0.956               --
                                                          2009      0.623          0.848               --
                                                          2008      1.078          0.623               --
                                                          2007      1.043          1.078            4,345
                                                          2006      0.996          1.043            4,413

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.004          0.964               --
                                                          2010      0.884          1.004               --
                                                          2009      0.635          0.884               --
                                                          2008      1.126          0.635               --
                                                          2007      1.061          1.126               --
                                                          2006      0.998          1.061               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.066          1.052               --
                                                          2010      0.813          1.066               --
                                                          2009      0.603          0.813               --
                                                          2008      0.925          0.603               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.136          1.175               --
                                                          2006      1.078          1.136               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.108          1.139               --
                                                          2010      1.075          1.108               --
                                                          2009      1.057          1.075               --
                                                          2008      1.089          1.057               --
                                                          2007      1.071          1.089               --
                                                          2006      1.043          1.071               --

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.993          0.998               --
                                                          2005      0.992          0.993           18,207
                                                          2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.091          1.296               --
                                                          2005      1.060          1.091               --
                                                          2004      1.000          1.060               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.036          1.053               --
                                                          2006      1.058          1.036            3,156
                                                          2005      1.065          1.058            3,160
                                                          2004      1.000          1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.132          1.165               --
                                                          2008      1.110          1.132               --
                                                          2007      1.049          1.110               --
                                                          2006      1.039          1.049               --
                                                          2005      1.042          1.039               --
                                                          2004      1.000          1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.569          1.692               --
                                                          2006      1.263          1.569               --
                                                          2005      1.157          1.263               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.415          1.505               --
                                                          2006      1.240          1.415               --
                                                          2005      1.190          1.240               --
                                                          2004      1.000          1.190               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.113          1.181               --
                                                          2005      1.052          1.113           25,212
                                                          2004      1.000          1.052               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.016          1.078               --
                                                          2005      1.040          1.016               --
                                                          2004      1.000          1.040               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.221          1.329               --
                                                          2005      1.116          1.221               --
                                                          2004      1.000          1.116               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.118          1.170               --
                                                          2005      1.100          1.118               --
                                                          2004      1.000          1.100               --

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.074          1.097               --
                                                          2005      1.076          1.074               --
                                                          2004      1.000          1.076               --

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.104          1.138               --
                                                          2005      1.077          1.104               --
                                                          2004      1.000          1.077               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.106          1.136               --
                                                          2005      1.046          1.106               --
                                                          2004      1.000          1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.102          1.167               --
                                                          2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.014          1.013               --
                                                          2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.047          1.081               --
                                                          2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.080          1.122               --
                                                          2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.025          1.041               --
                                                          2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.223          1.293               --
                                                          2005      1.122          1.223               --
                                                          2004      1.000          1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.074          1.132               --
                                                          2005      1.071          1.074               --
                                                          2004      1.000          1.071               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.095          1.126               --
                                                          2005      1.093          1.095               --
                                                          2004      1.000          1.093               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.164          1.253               --
                                                          2005      1.124          1.164               --
                                                          2004      1.000          1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.217          1.393               --
                                                          2005      1.143          1.217               --
                                                          2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.125          1.189               --
                                                          2005      1.091          1.125               --
                                                          2004      1.000          1.091               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.033          1.083               --
                                                          2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.111          1.118               --
                                                          2005      1.101          1.111               --
                                                          2004      1.000          1.101               --

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.018          1.005               --
                                                          2005      1.029          1.018               --
                                                          2004      1.000          1.029               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.087          1.130               --
                                                          2005      1.095          1.087               --
                                                          2004      1.000          1.095               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.107          1.270               --
                                                          2005      1.000          1.107               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.260               --
                                                          2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.086          1.043               --
                                                          2005      1.070          1.086               --
                                                          2004      1.000          1.070               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.766          0.740               --
                                                          2008      1.226          0.766            3,481
                                                          2007      1.291          1.226            3,486
                                                          2006      1.143          1.291            3,422
                                                          2005      1.129          1.143            3,427
                                                          2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.684          0.698               --
                                                          2008      1.235          0.684               --
                                                          2007      1.129          1.235               --
                                                          2006      1.087          1.129               --
                                                          2005      1.035          1.087               --
                                                          2004      1.000          1.035               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                     VINTAGE L(SM) VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage L( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 +years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the

GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                      ANNUAL STEP-UP       ROLL-UP
                                                                       DEATH BENEFIT    DEATH BENEFIT
                                                                      --------------    -------------
Mortality and Expense Risk ("M&E") Charge.........................         1.70%(5)         1.90%(5)
Administrative Expense Charge.....................................         0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED........................................................         1.85%            2.05%
Optional E.S.P. Charge............................................         0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...         2.00%            2.20%
Optional GMAB Charge..............................................         0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED(6)..         2.35%            2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED........................................................         2.50%            2.70%
Optional GMWB I Charge (maximum upon reset).......................         1.00%(7)         1.00%(7)
Optional GMWB II Charge (maximum upon reset)......................         1.00%(7)         1.00%(7)
Optional GMWB III Charge..........................................         0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...         2.85%            3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED..         2.85%            3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED........................................................         2.10%            2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED........................................................         3.00%            3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED........................................................         3.00%            3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED........................................................         2.25%            2.45%



(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.50%      1.34%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES  -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I..................     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I..................     0.75%          --        0.12%            --            0.87%         0.00%         0.87%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth Portfolio
     -- Class B..................     0.68%        0.25%       0.14%            --            1.07%         0.02%         1.05%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class E.......     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class E.......     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company



---------


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.



                                    TRANSFERS

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We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.





If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

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The following information has been added to the "TERMINATION" section:





In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.




                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.213          1.156                 --
                                                          2007      1.056          1.213            108,804
                                                          2006      1.046          1.056            144,044
                                                          2005      0.987          1.046            347,156
                                                          2004      0.940          0.987            428,209
                                                          2003      0.752          0.940            419,469
                                                          2002      1.134          0.752            245,637

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.143          1.194                 --
                                                          2005      1.113          1.143          1,568,513
                                                          2004      1.019          1.113          1,394,502
                                                          2003      0.786          1.019          1,315,337
                                                          2002      1.000          0.786            512,682

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.166          1.138                 --
                                                          2005      1.034          1.166            340,220
                                                          2004      0.973          1.034            534,327
                                                          2003      0.803          0.973            523,556
                                                          2002      1.183          0.803            444,753

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      2.037          1.822          1,051,730
                                                          2010      1.857          2.037          1,330,000
                                                          2009      1.329          1.857          1,654,944
                                                          2008      2.198          1.329          2,379,174
                                                          2007      1.950          2.198          3,019,485
                                                          2006      1.649          1.950          3,272,923
                                                          2005      1.473          1.649          3,306,916
                                                          2004      1.322          1.473          2,655,233
                                                          2003      0.995          1.322          1,916,041
                                                          2002      1.188          0.995            687,483

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.625          1.528          3,717,045
                                                          2010      1.395          1.625          5,177,280
                                                          2009      1.019          1.395          6,568,679
                                                          2008      1.854          1.019          7,523,472
                                                          2007      1.681          1.854          9,443,710
                                                          2006      1.553          1.681         11,381,502
                                                          2005      1.362          1.553         12,017,148
                                                          2004      1.233          1.362         10,520,778
                                                          2003      0.918          1.233          8,199,450
                                                          2002      1.238          0.918          3,191,614

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.345          1.296          4,013,778
                                                          2010      1.229          1.345          5,343,946
                                                          2009      0.954          1.229          6,416,233
                                                          2008      1.564          0.954          7,779,967
                                                          2007      1.517          1.564          9,042,382
                                                          2006      1.341          1.517         11,151,752
                                                          2005      1.291          1.341         12,001,784
                                                          2004      1.191          1.291         11,617,894
                                                          2003      0.916          1.191          9,428,215
                                                          2002      1.143          0.916          4,343,254

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.297          1.282                 --
                                                          2005      1.117          1.297            270,405
                                                          2004      0.952          1.117            284,837
                                                          2003      0.777          0.952            281,928
                                                          2002      1.000          0.777            229,435

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.703          2.217                 --
                                                          2005      1.618          1.703            843,861
                                                          2004      1.255          1.618            816,644
                                                          2003      0.953          1.255            682,096
                                                          2002      1.000          0.953            279,702

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.302          1.415                 --
                                                          2005      1.204          1.302            290,919
                                                          2004      1.074          1.204             79,948
                                                          2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.299          1.447                 --
                                                          2005      1.202          1.299            490,676
                                                          2004      1.067          1.202             99,662
                                                          2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.774          1.696          1,435,464
                                                          2010      1.544          1.774          1,761,133
                                                          2009      1.159          1.544          2,365,915
                                                          2008      2.057          1.159          2,531,696
                                                          2007      1.784          2.057          2,825,080
                                                          2006      1.628          1.784          3,353,989
                                                          2005      1.419          1.628          3,163,742
                                                          2004      1.254          1.419          2,238,271
                                                          2003      0.995          1.254          1,588,254
                                                          2002      1.119          0.995            651,538

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      2.107          1.844            972,451
                                                          2010      1.670          2.107          1,238,022
                                                          2009      1.217          1.670          1,681,269
                                                          2008      2.053          1.217          2,066,887
                                                          2007      1.813          2.053          2,716,635
                                                          2006      1.643          1.813          3,237,766
                                                          2005      1.418          1.643          3,764,767
                                                          2004      1.159          1.418          3,531,167
                                                          2003      0.854          1.159          2,724,412
                                                          2002      1.000          0.854            848,122

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.241          1.247          1,160,916
                                                          2010      1.122          1.241          1,231,885
                                                          2009      0.843          1.122          1,286,672
                                                          2008      1.220          0.843          1,350,249
                                                          2007      1.198          1.220          1,897,822
                                                          2006      1.032          1.198          1,429,876
                                                          2005      1.000          1.032            517,437

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.514          1.414            501,325
                                                          2010      1.208          1.514            609,814
                                                          2009      0.857          1.208            755,412
                                                          2008      1.519          0.857            955,266
                                                          2007      1.391          1.519          1,256,157
                                                          2006      1.303          1.391          1,357,708
                                                          2005      1.267          1.303          1,511,860
                                                          2004      1.158          1.267          1,612,869
                                                          2003      0.859          1.158          1,155,163
                                                          2002      1.228          0.859            552,933

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.242          1.443                 --
                                                          2005      1.144          1.242          3,654,757
                                                          2004      1.035          1.144          2,910,893
                                                          2003      0.842          1.035          2,090,772
                                                          2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.515          3.195                 --
                                                          2007      2.780          3.515          1,157,087
                                                          2006      2.211          2.780          1,274,566
                                                          2005      1.767          2.211          1,292,213
                                                          2004      1.444          1.767            612,528
                                                          2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.677          1.471          1,184,591
                                                          2010      1.576          1.677          1,655,204
                                                          2009      1.171          1.576          2,113,721
                                                          2008      2.001          1.171          2,480,408
                                                          2007      1.766          2.001          3,105,587
                                                          2006      1.481          1.766          3,387,056
                                                          2005      1.369          1.481          3,582,390
                                                          2004      1.177          1.369          2,636,109
                                                          2003      0.907          1.177          1,547,572
                                                          2002      1.134          0.907            725,922

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.246          1.490                 --
                                                          2005      1.166          1.246          1,139,324
                                                          2004      1.024          1.166            867,313
                                                          2003      0.789          1.024            411,565
                                                          2002      1.000          0.789            189,113

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.800          1.738             43,747
                                                          2010      1.461          1.800             77,573
                                                          2009      1.030          1.461            113,646
                                                          2008      1.869          1.030            107,740
                                                          2007      1.564          1.869            107,333
                                                          2006      1.406          1.564             90,153
                                                          2005      1.279          1.406            213,535
                                                          2004      1.081          1.279            289,742
                                                          2003      0.817          1.081            291,470
                                                          2002      1.158          0.817            169,129

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.534          1.717                 --
                                                          2005      1.502          1.534            624,032
                                                          2004      1.332          1.502            359,563
                                                          2003      1.000          1.332            181,680

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.260          1.341                 --
                                                          2006      1.196          1.260            669,472
                                                          2005      1.146          1.196            819,050
                                                          2004      1.135          1.146            865,998
                                                          2003      0.861          1.135            856,282
                                                          2002      1.198          0.861            561,340

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.249          1.321                 --
                                                          2009      1.053          1.249          1,336,578
                                                          2008      1.827          1.053          1,512,269
                                                          2007      1.774          1.827          2,166,539
                                                          2006      1.569          1.774          3,019,733
                                                          2005      1.500          1.569          3,590,883
                                                          2004      1.386          1.500          2,810,205
                                                          2003      1.073          1.386            568,294
                                                          2002      1.000          1.073            102,496

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.264          1.272          2,642,871
                                                          2010      1.030          1.264          3,367,807
                                                          2009      0.780          1.030          4,137,806
                                                          2008      1.333          0.780          5,049,565
                                                          2007      1.338          1.333          6,557,656
                                                          2006      1.253          1.338          7,261,375
                                                          2005      1.143          1.253          8,661,852
                                                          2004      1.059          1.143          9,608,986
                                                          2003      0.802          1.059          8,246,936
                                                          2002      1.213          0.802          4,485,731

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.357          1.367          1,594,807
                                                          2010      1.228          1.357          2,103,886
                                                          2009      1.024          1.228          2,783,815
                                                          2008      1.476          1.024          2,662,566
                                                          2007      1.387          1.476          3,337,982
                                                          2006      1.231          1.387          4,263,914
                                                          2005      1.202          1.231          5,363,734
                                                          2004      1.125          1.202          5,731,444
                                                          2003      0.920          1.125          5,441,951
                                                          2002      1.137          0.920          2,369,461

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      1.133          1.108                 --
                                                          2008      1.635          1.133            684,646
                                                          2007      1.639          1.635            974,517

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      1.427          1.507                 --
                                                          2010      1.290          1.427          2,983,632
                                                          2009      0.937          1.290          3,333,299
                                                          2008      1.650          0.937          3,758,963
                                                          2007      1.651          1.650          5,750,234
                                                          2006      1.480          1.651          6,718,987
                                                          2005      1.432          1.480          8,538,130
                                                          2004      1.368          1.432          8,424,198
                                                          2003      1.060          1.368          6,312,914
                                                          2002      1.000          1.060          1,192,523

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      1.103          1.197                 --
                                                          2010      1.004          1.103            193,207
                                                          2009      0.838          1.004            233,069
                                                          2008      1.195          0.838            284,831
                                                          2007      1.144          1.195            410,850
                                                          2006      0.988          1.144            460,356
                                                          2005      1.008          0.988            549,657
                                                          2004      0.993          1.008            411,403
                                                          2003      0.819          0.993            297,884
                                                          2002      1.128          0.819             42,767

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.193          1.171            169,105

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      1.243          1.314          2,832,275
                                                          2010      1.129          1.243          4,535,919
                                                          2009      0.938          1.129          5,133,313
                                                          2008      1.469          0.938          6,701,002
                                                          2007      1.421          1.469          8,745,660
                                                          2006      1.310          1.421         10,337,342
                                                          2005      1.280          1.310         13,239,685
                                                          2004      1.242          1.280         10,945,191
                                                          2003      1.037          1.242          7,746,731
                                                          2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (12/99)..........................  2011      1.390          1.280          2,076,780
                                                          2010      1.214          1.390          2,803,202
                                                          2009      0.956          1.214          3,421,700
                                                          2008      1.536          0.956          4,209,432
                                                          2007      1.545          1.536          6,335,447
                                                          2006      1.347          1.545          5,104,700
                                                          2005      1.310          1.347          6,459,399
                                                          2004      1.233          1.310          7,460,248
                                                          2003      0.906          1.233          6,544,522
                                                          2002      1.173          0.906          3,685,513

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.266          1.235            773,695
                                                          2010      1.175          1.266            974,827
                                                          2009      0.840          1.175          1,237,382
                                                          2008      1.365          0.840          1,608,272
                                                          2007      1.321          1.365          1,984,106
                                                          2006      1.286          1.321          2,360,634
                                                          2005      1.245          1.286          2,985,448
                                                          2004      1.264          1.245          3,178,555
                                                          2003      0.872          1.264          3,256,345
                                                          2002      1.181          0.872          1,343,803

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.239          1.276            765,771
                                                          2010      1.153          1.239            996,080
                                                          2009      0.943          1.153          1,306,183
                                                          2008      1.493          0.943          1,488,498
                                                          2007      1.463          1.493          1,963,508
                                                          2006      1.261          1.463          1,457,483
                                                          2005      1.205          1.261          2,187,413
                                                          2004      1.112          1.205          2,449,937
                                                          2003      0.856          1.112          1,736,582
                                                          2002      1.134          0.856          1,123,187

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.738          1.640            410,640
                                                          2010      1.445          1.738            466,535
                                                          2009      1.083          1.445            555,617
                                                          2008      1.704          1.083            695,294
                                                          2007      1.620          1.704          1,084,440
                                                          2006      1.437          1.620          1,363,179
                                                          2005      1.352          1.437          1,761,537
                                                          2004      1.247          1.352          2,082,371
                                                          2003      0.979          1.247          1,985,524
                                                          2002      1.233          0.979          1,007,229

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.640          1.632            376,370
                                                          2010      1.335          1.640            458,914
                                                          2009      0.952          1.335            610,895
                                                          2008      1.636          0.952            751,633
                                                          2007      1.515          1.636          1,112,460
                                                          2006      1.369          1.515            874,133
                                                          2005      1.329          1.369          1,450,361
                                                          2004      1.176          1.329          1,512,977
                                                          2003      0.805          1.176          1,362,566
                                                          2002      1.255          0.805            374,199

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.863          0.839                 --
                                                          2008      1.406          0.863          2,029,831
                                                          2007      1.365          1.406          2,219,452
                                                          2006      1.208          1.365          2,630,281
                                                          2005      1.180          1.208          3,241,340
                                                          2004      1.091          1.180          3,694,895
                                                          2003      0.870          1.091          3,104,267
                                                          2002      1.141          0.870          1,112,239

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.588          1.614                 --
                                                          2006      1.441          1.588          1,080,594
                                                          2005      1.417          1.441          1,383,219
                                                          2004      1.353          1.417          1,087,983
                                                          2003      1.068          1.353            677,570
                                                          2002      1.000          1.068             98,290

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.968          0.956                 --
                                                          2010      0.903          0.968            322,322
                                                          2009      0.784          0.903            299,074
                                                          2008      1.013          0.784            345,215
                                                          2007      1.018          1.013            548,010
                                                          2006      0.996          1.018            638,708
                                                          2005      0.991          0.996            790,687
                                                          2004      0.998          0.991            520,781
                                                          2003      1.000          0.998            112,210

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.357          1.383                 --
                                                          2010      1.240          1.357            841,318
                                                          2009      1.058          1.240            911,320
                                                          2008      1.248          1.058          1,262,829
                                                          2007      1.247          1.248          1,783,763
                                                          2006      1.205          1.247          2,167,036
                                                          2005      1.197          1.205          3,111,900
                                                          2004      1.142          1.197          3,438,219
                                                          2003      1.041          1.142          2,476,299
                                                          2002      1.012          1.041            806,368

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.786          1.795          1,003,155
                                                          2010      1.560          1.786          1,229,453
                                                          2009      0.993          1.560          1,417,000
                                                          2008      1.445          0.993          1,670,642
                                                          2007      1.468          1.445          2,463,237
                                                          2006      1.347          1.468          3,316,182
                                                          2005      1.337          1.347          3,764,331
                                                          2004      1.234          1.337          4,280,141
                                                          2003      0.985          1.234          3,543,720
                                                          2002      1.037          0.985          1,009,257

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.030          1.024                 --
                                                          2009      1.047          1.030          3,001,298
                                                          2008      1.039          1.047          3,983,489
                                                          2007      1.009          1.039          3,917,178
                                                          2006      0.982          1.009          3,539,717
                                                          2005      0.973          0.982          5,853,181
                                                          2004      0.983          0.973          6,201,418
                                                          2003      0.995          0.983         10,307,290
                                                          2002      1.000          0.995         10,414,856

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.601          1.707                 --
                                                          2006      1.445          1.601            554,760
                                                          2005      1.403          1.445            971,926
                                                          2004      1.236          1.403          1,145,519
                                                          2003      0.887          1.236            938,913
                                                          2002      1.215          0.887            227,917

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.426          1.494                 --
                                                          2006      1.229          1.426          3,034,285
                                                          2005      1.204          1.229          4,123,387
                                                          2004      1.132          1.204          4,776,424
                                                          2003      0.829          1.132          4,044,047
                                                          2002      1.127          0.829          2,454,452

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.601          1.663                 --
                                                          2006      1.391          1.601            826,360
                                                          2005      1.372          1.391            912,109
                                                          2004      1.241          1.372            814,490
                                                          2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.790          1.971                 --
                                                          2006      1.625          1.790          1,328,761
                                                          2005      1.529          1.625          1,853,134
                                                          2004      1.256          1.529          1,047,903
                                                          2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.412          1.480                 --
                                                          2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.175          1.156            233,058
                                                          2010      1.063          1.175            260,063
                                                          2009      0.908          1.063            185,744
                                                          2008      1.476          0.908            234,239
                                                          2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.885          0.823            474,994
                                                          2010      0.775          0.885            641,160
                                                          2009      0.584          0.775            816,265
                                                          2008      1.019          0.584            855,425
                                                          2007      1.218          1.019          1,163,744
                                                          2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.435          1.266             87,923
                                                          2010      1.223          1.435            128,168
                                                          2009      0.965          1.223            144,548
                                                          2008      1.315          0.965            137,581
                                                          2007      1.353          1.315            116,308
                                                          2006      1.271          1.353             63,505

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.625          1.372            641,477
                                                          2010      1.419          1.625            747,582
                                                          2009      0.930          1.419            802,152
                                                          2008      1.597          0.930            856,150
                                                          2007      1.641          1.597          1,056,563
                                                          2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.368          1.332             15,725
                                                          2010      1.102          1.368             18,452
                                                          2009      0.836          1.102             60,851
                                                          2008      1.388          0.836             59,738
                                                          2007      1.269          1.388             48,553
                                                          2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.452          1.321            236,066
                                                          2010      1.348          1.452            305,878
                                                          2009      0.959          1.348            321,892
                                                          2008      1.680          0.959            251,583
                                                          2007      1.312          1.680             84,653
                                                          2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.085          1.009             69,579
                                                          2010      0.900          1.085            118,496
                                                          2009      0.670          0.900             80,073
                                                          2008      1.063          0.670             98,949
                                                          2008      1.107          1.063            108,451
                                                          2007      1.251          1.107             11,588

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.972          0.919          1,047,413
                                                          2010      0.789          0.972          1,445,895
                                                          2009      0.635          0.789          1,704,558
                                                          2008      1.057          0.635          2,003,655
                                                          2007      1.070          1.057          2,160,726
                                                          2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.829          0.787                 --
                                                          2008      1.472          0.829            337,188
                                                          2007      1.340          1.472            506,785
                                                          2006      1.359          1.340            537,554

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      1.385          1.266            556,906
                                                          2010      1.326          1.385          1,217,811

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.993          0.848             35,637

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.946          2.351            527,315
                                                          2010      2.427          2.946            915,318
                                                          2009      1.463          2.427          1,016,774
                                                          2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.648          1.444            311,839
                                                          2010      1.507          1.648            330,280
                                                          2009      1.167          1.507            310,313
                                                          2008      2.062          1.167            359,515
                                                          2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.352          1.480          1,898,630
                                                          2010      1.275          1.352          1,949,954
                                                          2009      1.097          1.275          2,502,184
                                                          2008      1.197          1.097          2,786,262
                                                          2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.569          1.590          6,096,907
                                                          2010      1.478          1.569          7,176,841
                                                          2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.478          1.385            158,623
                                                          2010      1.295          1.478            169,087
                                                          2009      1.065          1.295            343,781
                                                          2008      1.615          1.065            117,736
                                                          2007      1.567          1.615            131,153
                                                          2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.147          1.265                 --
                                                          2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.531          1.558            470,107
                                                          2010      1.390          1.531            656,923
                                                          2009      1.064          1.390          1,208,409
                                                          2008      1.214          1.064          1,274,191
                                                          2007      1.160          1.214          1,385,294
                                                          2006      1.122          1.160          2,208,049

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.912          0.860          2,138,303
                                                          2010      0.794          0.912          2,855,035
                                                          2009      0.683          0.794          3,767,046
                                                          2008      1.093          0.683          4,187,119
                                                          2007      1.074          1.093          5,352,699
                                                          2006      1.001          1.074          5,040,214

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.984          0.879          1,261,776
                                                          2010      0.836          0.984          1,735,051
                                                          2009      0.674          0.836          2,214,711
                                                          2008      0.978          0.674          2,622,643
                                                          2007      1.027          0.978          3,365,676
                                                          2006      1.003          1.027          1,958,877

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.899          0.855            302,463
                                                          2010      0.795          0.899            359,813
                                                          2009      0.543          0.795            581,592
                                                          2008      1.019          0.543            681,325
                                                          2007      0.862          1.019            980,232
                                                          2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.212          1.266          1,770,450
                                                          2010      1.142          1.212          2,149,875
                                                          2009      1.064          1.142          2,773,459
                                                          2008      1.124          1.064          3,064,087
                                                          2007      1.079          1.124          3,916,582
                                                          2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.074          0.960            652,745
                                                          2010      0.913          1.074            720,036
                                                          2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.011          0.993          2,238,271
                                                          2010      1.024          1.011          2,222,008

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.675          0.667                 --
                                                          2008      1.150          0.675            321,611
                                                          2007      1.173          1.150            414,912
                                                          2006      1.143          1.173            456,315

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.503          1.327          1,948,744

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.678          0.707                 --
                                                          2008      1.252          0.678            945,305
                                                          2007      1.227          1.252          1,217,980
                                                          2006      1.212          1.227          1,534,327

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.201          1.105          1,168,932
                                                          2010      1.069          1.201          1,508,357
                                                          2009      0.894          1.069          1,903,920
                                                          2008      1.494          0.894          2,250,263
                                                          2007      1.462          1.494          2,732,435
                                                          2006      1.428          1.462          3,423,841

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.156          1.140             57,359
                                                          2010      1.055          1.156             57,431
                                                          2009      0.767          1.055             61,108
                                                          2008      1.159          0.767             78,234

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.920          0.996                 --
                                                          2010      0.810          0.920             43,726
                                                          2009      0.627          0.810          1,077,965
                                                          2008      1.073          0.627            101,904
                                                          2007      1.059          1.073             77,136
                                                          2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.159          1.175            977,009
                                                          2010      1.073          1.159          1,133,326
                                                          2009      0.907          1.073          1,311,540
                                                          2008      1.079          0.907          2,469,357
                                                          2007      1.041          1.079            694,072
                                                          2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.103          1.094            856,186
                                                          2010      1.007          1.103            516,813
                                                          2009      0.829          1.007            682,868
                                                          2008      1.078          0.829            461,557
                                                          2007      1.047          1.078            138,575
                                                          2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.042          1.009            600,708
                                                          2010      0.938          1.042            609,621
                                                          2009      0.755          0.938            689,973
                                                          2008      1.078          0.755            355,115
                                                          2007      1.053          1.078            365,282
                                                          2006      1.002          1.053            138,612

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.980          0.926            578,356
                                                          2010      0.870          0.980            587,548
                                                          2009      0.687          0.870            319,169
                                                          2008      1.078          0.687            354,568
                                                          2007      1.058          1.078          3,790,478
                                                          2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.198          1.195          1,484,612
                                                          2010      1.066          1.198          1,648,777
                                                          2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.368          1.372          3,574,565
                                                          2010      1.268          1.368          4,554,104
                                                          2009      1.091          1.268          5,570,751
                                                          2008      1.431          1.091          6,623,364
                                                          2007      1.399          1.431          8,475,997
                                                          2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.264          1.252            408,089
                                                          2010      1.156          1.264            479,929
                                                          2009      0.975          1.156            579,426
                                                          2008      1.472          0.975            741,138
                                                          2007      1.393          1.472            811,778
                                                          2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2011      0.998          0.897            979,522
                                                          2010      0.877          0.998          1,209,322
                                                          2009      0.639          0.877          1,666,362
                                                          2008      1.095          0.639          1,838,210
                                                          2007      1.049          1.095          2,240,779
                                                          2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.047          1.014            109,972
                                                          2010      0.914          1.047            129,295
                                                          2009      0.651          0.914            166,401
                                                          2008      1.143          0.651            192,308
                                                          2007      1.067          1.143            294,582
                                                          2006      0.998          1.067            375,374

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.384          1.401            589,217

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.107          1.128                 --
                                                          2006      1.119          1.107          4,427,645
                                                          2005      1.117          1.119          4,051,146
                                                          2004      1.045          1.117          3,205,754
                                                          2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.283          1.325                 --
                                                          2008      1.248          1.283         10,331,159
                                                          2007      1.169          1.248         13,620,913
                                                          2006      1.146          1.169         17,239,178
                                                          2005      1.140          1.146         22,862,275
                                                          2004      1.107          1.140         25,251,835
                                                          2003      1.074          1.107         24,931,634
                                                          2002      1.003          1.074         12,110,005

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.828          1.977                 --
                                                          2006      1.458          1.828            638,928
                                                          2005      1.323          1.458            563,447
                                                          2004      1.160          1.323            708,372
                                                          2003      0.919          1.160            789,803
                                                          2002      1.138          0.919            348,979

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      2.157          2.302                 --
                                                          2006      1.874          2.157            987,227
                                                          2005      1.783          1.874          1,262,872
                                                          2004      1.439          1.783          1,531,094
                                                          2003      0.980          1.439          1,457,951
                                                          2002      1.221          0.980            894,693

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.277          1.359                 --
                                                          2005      1.196          1.277            625,300
                                                          2004      1.144          1.196            971,172
                                                          2003      0.901          1.144            604,655
                                                          2002      1.206          0.901            171,916

  Travelers Equity Income Subaccount (11/99)............  2006      1.360          1.428                 --
                                                          2005      1.326          1.360          4,685,823
                                                          2004      1.229          1.326          4,664,493
                                                          2003      0.955          1.229          3,466,972
                                                          2002      1.130          0.955            851,610

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99)................  2006      1.177          1.212                 --
                                                          2005      1.103          1.177          1,408,457
                                                          2004      1.055          1.103          1,502,752
                                                          2003      0.862          1.055          1,320,336
                                                          2002      1.138          0.862            297,305

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.108          1.177                 --
                                                          2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.019          1.022                 --
                                                          2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.053          1.090                 --
                                                          2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.086          1.132                 --
                                                          2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.049                 --
                                                          2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (11/99)...........  2006      1.052          1.041                 --
                                                          2005      1.057          1.052          5,931,326
                                                          2004      1.047          1.057          6,706,064
                                                          2003      0.984          1.047          6,231,466
                                                          2002      0.981          0.984          2,680,937

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.259          1.336                 --
                                                          2005      1.145          1.259            577,073
                                                          2004      1.006          1.145            802,307
                                                          2003      0.846          1.006            611,226
                                                          2002      1.151          0.846            186,632

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                          2005      0.827          0.837          1,379,504
                                                          2004      0.738          0.827            965,769
                                                          2003      0.549          0.738            863,409
                                                          2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.271          1.311                 --
                                                          2005      1.258          1.271         14,835,633
                                                          2004      1.150          1.258         15,096,154
                                                          2003      1.005          1.150         12,779,445
                                                          2002      1.081          1.005          4,612,845

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                          2005      1.119          1.169            534,003
                                                          2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.300          1.492                 --
                                                          2005      1.209          1.300            900,979
                                                          2004      1.064          1.209            782,542
                                                          2003      0.843          1.064            306,180
                                                          2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.377          1.460                 --
                                                          2005      1.324          1.377            135,007
                                                          2004      1.213          1.324             98,404
                                                          2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.038          1.092                 --
                                                          2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.122                 --
                                                          2005      1.092          1.112          2,085,055
                                                          2004      1.000          1.092            835,408

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.056          1.101                 --
                                                          2005      1.054          1.056            968,595
                                                          2004      0.974          1.054          1,033,754
                                                          2003      0.749          0.974          1,013,488
                                                          2002      1.148          0.749            737,863

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.113          1.281                 --
                                                          2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.271                 --
                                                          2005      1.000          1.109             15,029

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.102          1.143                 --
                                                          2005      1.041          1.102            475,059
                                                          2004      1.021          1.041            341,310
                                                          2003      0.828          1.021            144,333
                                                          2002      1.194          0.828             50,164





                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.265          1.203               --
                                                          2007      1.112          1.265               --
                                                          2006      1.110          1.112               --
                                                          2005      1.057          1.110               --
                                                          2004      1.000          1.057               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.099          1.144               --
                                                          2005      1.079          1.099               --
                                                          2004      1.000          1.079               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.181          1.142               --
                                                          2005      1.056          1.181               --
                                                          2004      1.000          1.056               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.461          1.295               --
                                                          2010      1.343          1.461            6,991
                                                          2009      0.969          1.343            7,109
                                                          2008      1.617          0.969            8,024
                                                          2007      1.446          1.617            7,795
                                                          2006      1.234          1.446            8,568
                                                          2005      1.111          1.234            4,830
                                                          2004      1.000          1.111               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.229          1.145               --
                                                          2010      1.064          1.229           25,751
                                                          2009      0.784          1.064           27,013
                                                          2008      1.438          0.784           28,797
                                                          2007      1.315          1.438           25,548
                                                          2006      1.226          1.315           30,391
                                                          2005      1.084          1.226           17,061
                                                          2004      1.000          1.084               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.052          1.005           14,669
                                                          2010      0.970          1.052           24,000
                                                          2009      0.759          0.970           27,355
                                                          2008      1.255          0.759           35,702
                                                          2007      1.228          1.255           34,425
                                                          2006      1.095          1.228           37,277
                                                          2005      1.063          1.095           30,911
                                                          2004      1.000          1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.343          1.324               --
                                                          2005      1.167          1.343               --
                                                          2004      1.000          1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.341          1.731               --
                                                          2005      1.285          1.341               --
                                                          2004      1.000          1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.196          1.296               --
                                                          2005      1.115          1.196            4,422
                                                          2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.197          1.330               --
                                                          2005      1.117          1.197           28,051
                                                          2004      1.000          1.117               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2011      1.313          1.245               --
                                                          2010      1.152          1.313            7,033
                                                          2009      0.872          1.152            6,873
                                                          2008      1.562          0.872            6,640
                                                          2007      1.366          1.562            5,189
                                                          2006      1.257          1.366            5,742
                                                          2005      1.105          1.257               --
                                                          2004      1.000          1.105               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      1.729          1.501               --
                                                          2010      1.382          1.729            9,166
                                                          2009      1.016          1.382           10,174
                                                          2008      1.728          1.016           11,000
                                                          2007      1.540          1.728            9,421
                                                          2006      1.407          1.540           10,348
                                                          2005      1.225          1.407            2,809
                                                          2004      1.000          1.225               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2011      1.182          1.178               --
                                                          2010      1.078          1.182            7,585
                                                          2009      0.817          1.078            7,339
                                                          2008      1.193          0.817            7,413
                                                          2007      1.181          1.193            6,787
                                                          2006      1.026          1.181            6,694
                                                          2005      1.000          1.026               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.229          1.139               --
                                                          2010      0.990          1.229               --
                                                          2009      0.708          0.990               --
                                                          2008      1.265          0.708               --
                                                          2007      1.169          1.265               --
                                                          2006      1.105          1.169               --
                                                          2005      1.083          1.105               --
                                                          2004      1.000          1.083               --

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.182          1.362               --
                                                          2005      1.098          1.182            2,646
                                                          2004      1.000          1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.441          2.213               --
                                                          2007      1.948          2.441            2,475
                                                          2006      1.562          1.948            4,444
                                                          2005      1.259          1.562            3,011
                                                          2004      1.000          1.259               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.343          1.168               --
                                                          2010      1.272          1.343            7,480
                                                          2009      0.954          1.272            7,318
                                                          2008      1.644          0.954            8,325
                                                          2007      1.463          1.644            7,824
                                                          2006      1.237          1.463            8,544
                                                          2005      1.154          1.237            4,762
                                                          2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.184          1.404               --
                                                          2005      1.117          1.184               --
                                                          2004      1.000          1.117               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.508          1.444               --
                                                          2010      1.235          1.508               --
                                                          2009      0.878          1.235               --
                                                          2008      1.607          0.878               --
                                                          2007      1.356          1.607               --
                                                          2006      1.230          1.356               --
                                                          2005      1.128          1.230               --
                                                          2004      1.000          1.128               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.138          1.265               --
                                                          2005      1.124          1.138               --
                                                          2004      1.000          1.124               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.107          1.175               --
                                                          2006      1.060          1.107               --
                                                          2005      1.024          1.060               --
                                                          2004      1.000          1.024               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.849          0.896               --
                                                          2009      0.722          0.849               --
                                                          2008      1.264          0.722               --
                                                          2007      1.238          1.264               --
                                                          2006      1.104          1.238               --
                                                          2005      1.065          1.104               --
                                                          2004      1.000          1.065               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2011      1.118          1.116               --
                                                          2010      0.919          1.118           59,464
                                                          2009      0.702          0.919           59,464
                                                          2008      1.210          0.702           64,934
                                                          2007      1.225          1.210           64,934
                                                          2006      1.156          1.225           64,934
                                                          2005      1.064          1.156           71,280
                                                          2004      1.000          1.064               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2011      1.132          1.130           14,785
                                                          2010      1.032          1.132           15,414
                                                          2009      0.869          1.032           19,351
                                                          2008      1.262          0.869           31,215
                                                          2007      1.196          1.262           31,236
                                                          2006      1.071          1.196           31,256
                                                          2005      1.055          1.071           31,278
                                                          2004      1.000          1.055               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.796          0.777               --
                                                          2008      1.159          0.796               --
                                                          2007      1.163          1.159               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2011      0.982          1.034               --
                                                          2010      0.895          0.982           41,559
                                                          2009      0.656          0.895           41,596
                                                          2008      1.164          0.656           41,632
                                                          2007      1.175          1.164           41,632
                                                          2006      1.062          1.175           41,632
                                                          2005      1.037          1.062           41,632
                                                          2004      1.000          1.037               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      1.054          1.141               --
                                                          2010      0.968          1.054               --
                                                          2009      0.814          0.968               --
                                                          2008      1.172          0.814               --
                                                          2007      1.131          1.172               --
                                                          2006      0.985          1.131               --
                                                          2005      1.014          0.985               --
                                                          2004      1.000          1.014               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.137          1.110               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2011      0.950          0.996          152,722
                                                          2010      0.870          0.950          290,885
                                                          2009      0.729          0.870          294,707
                                                          2008      1.152          0.729          298,666
                                                          2007      1.123          1.152          130,657
                                                          2006      1.044          1.123          130,572
                                                          2005      1.029          1.044          191,764
                                                          2004      1.000          1.029               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (12/99)..........................  2011      1.065          0.972               --
                                                          2010      0.938          1.065               --
                                                          2009      0.745          0.938               --
                                                          2008      1.207          0.745            5,857
                                                          2007      1.224          1.207            5,857
                                                          2006      1.077          1.224            5,857
                                                          2005      1.056          1.077            5,857
                                                          2004      1.000          1.056               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      0.955          0.924               --
                                                          2010      0.893          0.955               --
                                                          2009      0.645          0.893               --
                                                          2008      1.056          0.645               --
                                                          2007      1.031          1.056               --
                                                          2006      1.012          1.031               --
                                                          2005      0.988          1.012               --
                                                          2004      1.000          0.988               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.052          1.075               --
                                                          2010      0.988          1.052               --
                                                          2009      0.815          0.988               --
                                                          2008      1.301          0.815               --
                                                          2007      1.286          1.301               --
                                                          2006      1.117          1.286               --
                                                          2005      1.077          1.117               --
                                                          2004      1.000          1.077               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2011      1.335          1.248            6,678
                                                          2010      1.119          1.335            6,687
                                                          2009      0.846          1.119            8,644
                                                          2008      1.342          0.846            8,655
                                                          2007      1.287          1.342            8,666
                                                          2006      1.152          1.287            8,675
                                                          2005      1.092          1.152            8,686
                                                          2004      1.000          1.092               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.365          1.347               --
                                                          2010      1.120          1.365               --
                                                          2009      0.806          1.120               --
                                                          2008      1.397          0.806               --
                                                          2007      1.304          1.397               --
                                                          2006      1.188          1.304               --
                                                          2005      1.164          1.188               --
                                                          2004      1.000          1.164               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.754          0.732               --
                                                          2008      1.240          0.754               --
                                                          2007      1.214          1.240               --
                                                          2006      1.084          1.214               --
                                                          2005      1.068          1.084               --
                                                          2004      1.000          1.068               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.136          1.146               --
                                                          2006      1.039          1.136               --
                                                          2005      1.031          1.039               --
                                                          2004      1.000          1.031               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.924          0.910               --
                                                          2010      0.870          0.924            6,294
                                                          2009      0.761          0.870            6,300
                                                          2008      0.992          0.761            6,306
                                                          2007      1.006          0.992            6,312
                                                          2006      0.992          1.006            6,317
                                                          2005      0.996          0.992            6,323
                                                          2004      1.000          0.996               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2011      1.151          1.170               --
                                                          2010      1.060          1.151               --
                                                          2009      0.913          1.060               --
                                                          2008      1.086          0.913               --
                                                          2007      1.094          1.086               --
                                                          2006      1.066          1.094               --
                                                          2005      1.068          1.066               --
                                                          2004      1.000          1.068               --

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2011      1.373          1.369               --
                                                          2010      1.210          1.373            6,411
                                                          2009      0.777          1.210            6,538
                                                          2008      1.140          0.777            7,684
                                                          2007      1.168          1.140            7,104
                                                          2006      1.081          1.168            6,766
                                                          2005      1.083          1.081               --
                                                          2004      1.000          1.083               --

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.005          0.997               --
                                                          2009      1.031          1.005           16,744
                                                          2008      1.032          1.031           23,097
                                                          2007      1.011          1.032           23,116
                                                          2006      0.992          1.011           23,134
                                                          2005      0.992          0.992           23,155
                                                          2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.309          1.392               --
                                                          2006      1.192          1.309               --
                                                          2005      1.167          1.192               --
                                                          2004      1.000          1.167               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.229          1.284               --
                                                          2006      1.069          1.229               --
                                                          2005      1.055          1.069               --
                                                          2004      1.000          1.055               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.259          1.304               --
                                                          2006      1.103          1.259               --
                                                          2005      1.098          1.103               --
                                                          2004      1.000          1.098               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.333          1.464               --
                                                          2006      1.220          1.333           18,745
                                                          2005      1.158          1.220           14,438
                                                          2004      1.000          1.158               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.361          1.422               --
                                                          2006      1.295          1.361               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.094          1.067               --
                                                          2010      0.998          1.094               --
                                                          2009      0.860          0.998               --
                                                          2008      1.410          0.860               --
                                                          2007      1.410          1.410               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.850          0.784               --
                                                          2010      0.751          0.850               --
                                                          2009      0.571          0.751               --
                                                          2008      1.004          0.571               --
                                                          2007      1.211          1.004               --
                                                          2006      1.003          1.211               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.368          1.197               --
                                                          2010      1.176          1.368               --
                                                          2009      0.936          1.176               --
                                                          2008      1.286          0.936               --
                                                          2007      1.334          1.286               --
                                                          2006      1.261          1.334               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.459          1.222               --
                                                          2010      1.285          1.459            6,325
                                                          2009      0.849          1.285            6,138
                                                          2008      1.472          0.849            7,043
                                                          2007      1.525          1.472            5,318
                                                          2006      1.395          1.525            5,306

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.304          1.259               --
                                                          2010      1.059          1.304               --
                                                          2009      0.811          1.059               --
                                                          2008      1.357          0.811               --
                                                          2007      1.252          1.357               --
                                                          2006      1.271          1.252               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.441          1.300               --
                                                          2010      1.350          1.441               --
                                                          2009      0.968          1.350               --
                                                          2008      1.711          0.968               --
                                                          2007      1.347          1.711               --
                                                          2006      1.324          1.347               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.035          0.954               --
                                                          2010      0.865          1.035               --
                                                          2009      0.650          0.865               --
                                                          2008      1.037          0.650               --
                                                          2008      1.083          1.037               --
                                                          2007      1.231          1.083               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.934          0.876           12,753
                                                          2010      0.765          0.934           34,524
                                                          2009      0.621          0.765           36,589
                                                          2008      1.042          0.621           35,735
                                                          2007      1.064          1.042           29,704
                                                          2006      1.002          1.064            7,446

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.705          0.667               --
                                                          2008      1.263          0.705           61,850
                                                          2007      1.159          1.263           61,850
                                                          2006      1.182          1.159           61,850

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.934          0.847               --
                                                          2010      0.899          0.934               --

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.951          0.808               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      1.994          1.578               --
                                                          2010      1.657          1.994            2,592
                                                          2009      1.008          1.657            2,876
                                                          2008      2.216          1.008            3,878

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.369          1.190               --
                                                          2010      1.262          1.369               --
                                                          2009      0.986          1.262               --
                                                          2008      1.757          0.986               --
                                                          2007      1.685          1.757               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.226          1.330               (0)
                                                          2010      1.166          1.226           14,262
                                                          2009      1.012          1.166           15,119
                                                          2008      1.113          1.012           15,013
                                                          2007      1.059          1.113           21,118

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.364          1.370            4,050
                                                          2010      1.295          1.364           17,706
                                                          2009      1.171          1.295           18,698

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.158          1.076               --
                                                          2010      1.023          1.158               --
                                                          2009      0.849          1.023               --
                                                          2008      1.298          0.849               --
                                                          2007      1.270          1.298               --
                                                          2006      1.190          1.270               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.132          1.245               --
                                                          2006      1.083          1.132               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.467          1.480            3,723
                                                          2010      1.344          1.467           13,235
                                                          2009      1.037          1.344           13,211
                                                          2008      1.194          1.037           13,587
                                                          2007      1.150          1.194           16,785
                                                          2006      1.119          1.150           16,724

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.877          0.819               --
                                                          2010      0.770          0.877               --
                                                          2009      0.668          0.770               --
                                                          2008      1.078          0.668               --
                                                          2007      1.068          1.078               --
                                                          2006      1.001          1.068            3,325

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.946          0.838            9,274
                                                          2010      0.810          0.946           48,452
                                                          2009      0.658          0.810           51,555
                                                          2008      0.964          0.658           62,758
                                                          2007      1.021          0.964           63,879
                                                          2006      1.003          1.021           53,969

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.107          1.043            4,710
                                                          2010      0.987          1.107            4,716
                                                          2009      0.680          0.987            4,722
                                                          2008      1.287          0.680            4,728
                                                          2007      1.098          1.287            4,733
                                                          2006      1.133          1.098            5,891

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.119          1.159           10,392
                                                          2010      1.063          1.119          138,351
                                                          2009      0.999          1.063          140,325
                                                          2008      1.064          0.999          149,544
                                                          2007      1.030          1.064          149,557
                                                          2006      1.000          1.030          149,570

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.968          0.858               --
                                                          2010      0.830          0.968           63,889
                                                          2009      0.664          0.830           63,889

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      0.979          0.953           15,636
                                                          2010      0.996          0.979           10,665

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.648          0.638               --
                                                          2008      1.114          0.648               --
                                                          2007      1.146          1.114               --
                                                          2006      1.123          1.146               --

  MSF Davis Venture Value Subaccount (Class B) (5/11)...  2011      1.031          0.905               --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.622          0.646               --
                                                          2008      1.157          0.622               --
                                                          2007      1.144          1.157               --
                                                          2006      1.137          1.144               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.947          0.864               --
                                                          2010      0.850          0.947               --
                                                          2009      0.717          0.850               --
                                                          2008      1.208          0.717               --
                                                          2007      1.193          1.208               --
                                                          2006      1.171          1.193               --

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2011      1.176          1.150               --
                                                          2010      1.082          1.176               --
                                                          2009      0.794          1.082               --
                                                          2008      1.206          0.794               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.884          0.954               --
                                                          2010      0.785          0.884               --
                                                          2009      0.613          0.785               --
                                                          2008      1.058          0.613               --
                                                          2007      1.052          1.058               --
                                                          2006      1.002          1.052               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.114          1.119           14,337
                                                          2010      1.040          1.114           20,621
                                                          2009      0.886          1.040           28,232
                                                          2008      1.063          0.886           38,764
                                                          2007      1.035          1.063               --
                                                          2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.059          1.042               --
                                                          2010      0.976          1.059               --
                                                          2009      0.811          0.976               --
                                                          2008      1.062          0.811               --
                                                          2007      1.042          1.062               --
                                                          2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.002          0.962               --
                                                          2010      0.909          1.002               --
                                                          2009      0.738          0.909               --
                                                          2008      1.063          0.738               --
                                                          2007      1.047          1.063           47,279
                                                          2006      1.002          1.047           94,815

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.942          0.882               --
                                                          2010      0.843          0.942               --
                                                          2009      0.671          0.843               --
                                                          2008      1.063          0.671               --
                                                          2007      1.052          1.063               --
                                                          2006      1.002          1.052               --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.030          1.019               --
                                                          2010      0.924          1.030               --
                                                          2009      0.756          0.924               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.130          1.124           24,537
                                                          2010      1.057          1.130          145,965
                                                          2009      0.917          1.057          145,325
                                                          2008      1.213          0.917          144,407
                                                          2007      1.196          1.213          144,976
                                                          2006      1.127          1.196          144,761

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.207          1.185                0
                                                          2010      1.113          1.207           38,457
                                                          2009      0.947          1.113           38,785
                                                          2008      1.441          0.947           37,264
                                                          2007      1.376          1.441           39,100
                                                          2006      1.254          1.376           40,201

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2011      0.959          0.855            6,174
                                                          2010      0.850          0.959            5,938
                                                          2009      0.624          0.850            5,962
                                                          2008      1.079          0.624            6,701
                                                          2007      1.043          1.079            5,230
                                                          2006      0.996          1.043            5,495

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.006          0.967               --
                                                          2010      0.886          1.006               --
                                                          2009      0.636          0.886               --
                                                          2008      1.127          0.636               --
                                                          2007      1.061          1.127               --
                                                          2006      0.998          1.061               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11).............  2011      1.170          1.178               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.038          1.055               --
                                                          2006      1.059          1.038           20,676
                                                          2005      1.065          1.059           12,485
                                                          2004      1.000          1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.134          1.168               --
                                                          2008      1.112          1.134           19,123
                                                          2007      1.051          1.112           28,552
                                                          2006      1.039          1.051           29,986
                                                          2005      1.042          1.039           25,063
                                                          2004      1.000          1.042               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.571          1.695               --
                                                          2006      1.264          1.571               --
                                                          2005      1.157          1.264               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.417          1.507               --
                                                          2006      1.241          1.417            5,626
                                                          2005      1.191          1.241               --
                                                          2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.114          1.182               --
                                                          2005      1.053          1.114           68,471
                                                          2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.119          1.171               --
                                                          2005      1.100          1.119               --
                                                          2004      1.000          1.100               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.107          1.137               --
                                                          2005      1.046          1.107               --
                                                          2004      1.000          1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.102          1.168               --
                                                          2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.014          1.014               --
                                                          2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.048          1.081               --
                                                          2005      1.000          1.048          117,297

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.080          1.123               --
                                                          2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.025          1.041               --
                                                          2005      1.000          1.025               --

  Travelers Managed Income Subaccount (11/99)...........  2006      1.013          1.000               --
                                                          2005      1.027          1.013          163,216
                                                          2004      1.000          1.027               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.224          1.295               --
                                                          2005      1.122          1.224               --
                                                          2004      1.000          1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.075          1.133               --
                                                          2005      1.071          1.075            5,899
                                                          2004      1.000          1.071               --

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.096          1.127               --
                                                          2005      1.094          1.096          157,897
                                                          2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.165          1.254               --
                                                          2005      1.124          1.165           22,336
                                                          2004      1.000          1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.218          1.395               --
                                                          2005      1.143          1.218               --
                                                          2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.126          1.190               --
                                                          2005      1.091          1.126               --
                                                          2004      1.000          1.091               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.033          1.083               --
                                                          2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.119               --
                                                          2005      1.102          1.112           16,285
                                                          2004      1.000          1.102               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.088          1.131               --
                                                          2005      1.096          1.088               --
                                                          2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.108          1.271               --
                                                          2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.261               --
                                                          2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.086          1.123               --
                                                          2005      1.034          1.086               --
                                                          2004      1.000          1.034               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.




Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

              PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010



This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar Flex( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:




FRANKLIN TEMPLETON VARIABLE INSURANCE            METROPOLITAN SERIES FUND
  PRODUCTS TRUST -- CLASS 2                        BlackRock Legacy Large Cap Growth
  Franklin Rising Dividends Securities Fund           Portfolio -- Class E
  Franklin Small-Mid Cap Growth Securities         BlackRock Money Market Portfolio -- Class A
     Fund                                          Jennison Growth Portfolio -- Class B
  Templeton Foreign Securities Fund                MFS(R) Total Return Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
  Growth Portfolio -- Class II                   PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Legg Mason ClearBridge Variable Equity           Pioneer Cullen Value VCT Portfolio
     Income                                        Pioneer Emerging Markets VCT Portfolio
  Builder Portfolio -- Class II                    Pioneer Equity Income VCT Portfolio
  Legg Mason ClearBridge Variable Fundamental      Pioneer Ibbotson Growth Allocation VCT
  All Cap Value Portfolio -- Class I                  Portfolio
MET INVESTORS SERIES TRUST                         Pioneer Ibbotson Moderate Allocation VCT
  BlackRock High Yield Portfolio -- Class B           Portfolio
  Lazard Mid Cap Portfolio -- Class B              Pioneer Mid Cap Value VCT Portfolio
  MFS(R) Research International                    Pioneer Real Estate Shares VCT Portfolio
     Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class
     E




Current Variable Funding Options have been subject to a merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix D "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.



CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)




The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.



CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30 (4)



---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:



    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 years+                                     0%




(2)   We do not currently assess the transfer charge.


(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:



   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 years+                                     0%




(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                                         STANDARD      ENHANCED DEATH
                                                                      DEATH BENEFIT        BENEFIT
                                                                      -------------    --------------
Mortality and Expense Risk Charge*................................        1.70%             1.90%
Administrative Expense Charge.....................................        0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED........................................................        1.85%             2.05%
Optional E.S.P. Charge............................................        0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...        2.05%             2.25%
Optional GMAB Charge..............................................        0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED.....        2.35%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED(5).....................................................        2.55%             2.75%
Optional GMWB I Charge (maximum upon reset).......................        1.00%(6)          1.00%(6)
Optional GMWB II Charge (maximum upon reset)......................        1.00%(6)          1.00%(6)
Optional GMWB III Charge..........................................        0.25%             0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon
  reset)..........................................................        1.50%(6)          1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon
  reset)..........................................................        1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...        2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED..        2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED........................................................        2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE
  LIFE OPTION) ONLY SELECTED......................................        3.35%             3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT
  LIFE OPTION) ONLY SELECTED......................................        3.35%             3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED........................................................        3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED........................................................        3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED........................................................        2.30%             2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR
  LIFE (SINGLE LIFE OPTION) SELECTED..............................        3.55%             3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR
  LIFE (JOINT LIFE OPTION) SELECTED...............................        3.55%             3.75%


---------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:

            GMWB RIDER                CURRENT CHARGE
----------------------------------    --------------
              GMWB I                       0.40%
              GMWB II                      0.50%
GMWB for Life (Single Life Option)         0.65%
 GMWB for Life (Joint Life Option)         0.80%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.72%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............     0.62%        0.25%       0.02%          0.01%           0.90%         0.01%         0.89%
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%         0.00%         1.07%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio  -- Class II......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.05%            --            0.90%           --          0.90%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  MFS(R) Research International
     Portfolio  -- Class B.......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio
     -- Class B..................     0.64%        0.25%       0.05%            --            0.94%         0.01%         0.93%
  Pioneer Strategic Income
     Portfolio  -- Class E.......     0.58%        0.15%       0.06%            --            0.79%           --          0.79%
METROPOLITAN SERIES FUND
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     E...........................     0.71%        0.15%       0.02%            --            0.88%         0.01%         0.87%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Jennison Growth Portfolio
      -- Class B.................     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%
  MFS(R) Total Return
     Portfolio -- Class B........     0.54%        0.25%       0.05%            --            0.84%           --          0.84%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
PIONEER VARIABLE CONTRACTS TRUST
  -- CLASS II
  Pioneer Cullen Value VCT
     Portfolio...................     0.70%        0.25%       0.09%            --            1.04%         0.04%         1.00%
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.32%            --            1.72%           --          1.72%
  Pioneer Equity Income VCT
     Portfolio...................     0.65%        0.25%       0.10%            --            1.00%           --          1.00%
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....     0.17%        0.25%       0.07%          0.81%           1.30%         0.01%         1.29%
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....     0.17%        0.25%       0.08%          0.76%           1.26%         0.02%         1.24%
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.07%            --            0.97%           --          0.97%
  Pioneer Real Estate Shares VCT
     Portfolio...................     0.80%        0.25%       0.22%            --            1.27%           --          1.27%






The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the

Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends           Seeks long-term capital              Franklin Advisory Services, LLC
  Securities Fund                   appreciation, with preservation
                                    of capital as an important
                                    consideration.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class II                                                  Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class B              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class B   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
METROPOLITAN SERIES FUND
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class E              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Jennison Associates
                                                                         LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class B              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Cullen Value VCT            Seeks capital appreciation, with     Pioneer Investment Management,
  Portfolio                         current income as a secondary        Inc.
                                    objective.                           Subadviser: Cullen Capital
                                                                         Management LLC
Pioneer Emerging Markets VCT        Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital.                             Inc.
Pioneer Equity Income VCT           Seeks current income and long-       Pioneer Investment Management,
  Portfolio                         term growth of capital from a        Inc.
                                    portfolio consisting primarily of
                                    income producing equity
                                    securities of U.S. corporations.
Pioneer Ibbotson Growth             Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc.
                                                                         Subadviser: Ibbotson Associates
                                                                         Advisors, LLC
Pioneer Ibbotson Moderate           Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc.
                                                                         Subadviser: Ibbotson Associates
                                                                         Advisors, LLC
Pioneer Mid Cap Value VCT           Seeks capital appreciation by        Pioneer Investment Management,
  Portfolio                         investing in a diversified           Inc.
                                    portfolio of securities
                                    consisting primarily of common
                                    stocks.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Pioneer Real Estate Shares VCT      Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital. Current income is a         Inc.
                                    secondary objective.                 Subadviser: AEW Capital
                                                                         Management, L.P.






Current Variable Funding Options have been subject to a merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.





                             CHARGES AND DEDUCTIONS

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The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.


                                    TRANSFERS

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We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.





If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

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The following information has been added to the "TERMINATION" section:



We will not terminate the Contract if it includes a Guaranteed Minimum Withdrawal Benefit for Life rider. In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (11/03)...............................................  2007      1.195          1.273                --
                                                          2006      1.148          1.195           409,656
                                                          2005      1.077          1.148           388,544
                                                          2004      1.032          1.077           231,863
                                                          2003      1.000          1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)...............................................  2008      1.432          1.413                --
                                                          2007      1.335          1.432            82,857
                                                          2006      1.225          1.335            98,969
                                                          2005      1.163          1.225            84,071
                                                          2004      1.043          1.163            66,519
                                                          2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (11/03).....................................  2011      1.225          1.275           444,296
                                                          2010      1.035          1.225           389,815
                                                          2009      0.898          1.035           494,886
                                                          2008      1.255          0.898           616,666
                                                          2007      1.314          1.255           709,375
                                                          2006      1.143          1.314           735,985
                                                          2005      1.125          1.143           713,991
                                                          2004      1.033          1.125           330,019
                                                          2003      1.000          1.033                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.514          1.414           501,325
                                                          2010      1.208          1.514           609,814
                                                          2009      0.857          1.208           755,412
                                                          2008      1.519          0.857           955,266
                                                          2007      1.391          1.519         1,256,157
                                                          2006      1.303          1.391         1,357,708
                                                          2005      1.267          1.303         1,511,860
                                                          2004      1.158          1.267         1,612,869
                                                          2003      1.000          1.158         1,155,163

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.677          1.471         1,184,591
                                                          2010      1.576          1.677         1,655,204
                                                          2009      1.171          1.576         2,113,721
                                                          2008      2.001          1.171         2,480,408
                                                          2007      1.766          2.001         3,105,587
                                                          2006      1.481          1.766         3,387,056
                                                          2005      1.369          1.481         3,582,390
                                                          2004      1.177          1.369         2,636,109
                                                          2003      1.000          1.177         1,547,572

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2011      1.224          1.227           220,900
                                                          2010      1.000          1.224           247,040
                                                          2009      0.759          1.000           318,983
                                                          2008      1.301          0.759           357,554
                                                          2007      1.353          1.301           456,260

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2011      1.243          1.314         2,832,275
                                                          2010      1.129          1.243         4,535,919
                                                          2009      0.938          1.129         5,133,313
                                                          2008      1.469          0.938         6,701,002
                                                          2007      1.467          1.469         8,745,660

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.390          1.280         2,076,780
                                                          2010      1.214          1.390         2,803,202
                                                          2009      0.956          1.214         3,421,700
                                                          2008      1.536          0.956         4,209,432
                                                          2007      1.606          1.536         6,335,447

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)...........  2007      1.235          1.293                --
                                                          2006      1.067          1.235             1,635
                                                          2005      1.000          1.067               587

  LMPVPI Total Return Subaccount (Class II) (11/03).....  2007      1.232          1.266                --
                                                          2006      1.118          1.232           225,591
                                                          2005      1.106          1.118           149,353
                                                          2004      1.038          1.106            69,461
                                                          2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)...............................................  2007      1.320          1.365                --
                                                          2006      1.215          1.320           484,033
                                                          2005      1.128          1.215           432,115
                                                          2004      1.057          1.128           268,754
                                                          2003      1.000          1.057                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10)................................................  2011      1.338          1.345           240,302
                                                          2010      1.269          1.338           312,075

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2011      1.085          1.009            69,579
                                                          2010      0.900          1.085           118,496
                                                          2009      0.670          0.900            80,073
                                                          2008      1.063          0.670            98,949

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.737          0.699                --
                                                          2008      1.310          0.737           361,567
                                                          2007      1.257          1.310           398,936

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.648          1.444           311,839
                                                          2010      1.507          1.648           330,280
                                                          2009      1.167          1.507           310,313
                                                          2008      2.062          1.167           359,515
                                                          2007      1.967          2.062           561,962

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)......................................  2011      0.908          0.879           188,034
                                                          2010      0.845          0.908           337,467
                                                          2009      0.599          0.845           578,081
                                                          2008      1.129          0.599           627,761
                                                          2007      1.006          1.129           650,842
                                                          2006      1.000          1.006           693,208

  MIST PIMCO Total Return Subaccount (Class B) (5/11)...  2011      1.600          1.590         6,096,907

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class B) (5/11).........  2011      1.341          1.178            55,106

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2011      1.491          1.515           587,392
                                                          2010      1.356          1.491           691,724
                                                          2009      1.111          1.356           456,879

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2011      1.059          0.946           280,380
                                                          2010      0.902          1.059           320,454
                                                          2009      0.719          0.902           331,392

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)................................................  2011      1.024          1.005         1,035,035
                                                          2010      1.043          1.024         1,214,239
                                                          2009      1.058          1.043         1,727,401
                                                          2008      1.047          1.058         1,346,251
                                                          2007      1.016          1.047           920,417
                                                          2006      0.995          1.016           814,212

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2011      0.933          0.935           184,086
                                                          2010      0.865          0.933           225,570
                                                          2009      0.745          0.865           205,977
                                                          2008      0.978          0.745           213,322
                                                          2007      0.996          0.978            28,248

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *..............................................  2011      0.999          0.898           435,364
                                                          2010      0.877          0.999           512,525
                                                          2009      0.639          0.877           685,240
                                                          2008      1.096          0.639           852,084
                                                          2007      1.050          1.096           983,194
                                                          2006      0.996          1.050         1,005,027

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.987          0.995                --
                                                          2005      0.977          0.987           848,137
                                                          2004      0.986          0.977         1,483,340
                                                          2003      0.996          0.986         1,002,392
                                                          2002      1.000          0.996         1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)..............................  2006      1.134          1.184                --
                                                          2005      1.101          1.134           490,350
                                                          2004      1.052          1.101           345,372
                                                          2003      1.000          1.052                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (11/03).......................................  2006      1.412          1.536                --
                                                          2005      1.261          1.412           580,710
                                                          2004      1.080          1.261           289,872
                                                          2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)...............................................  2007      1.026          1.062                --
                                                          2006      1.013          1.026           716,446
                                                          2005      1.014          1.013           581,308
                                                          2004      1.002          1.014           443,805
                                                          2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)................................................  2006      0.993          1.114                --
                                                          2005      0.999          0.993               462
                                                          2004      1.000          0.999                --

  Pioneer Balanced VCT Subaccount (Class II) (11/03)....  2006      1.080          1.146                --
                                                          2005      1.061          1.080           245,843
                                                          2004      1.033          1.061           135,804
                                                          2003      1.000          1.033                --

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2011      1.307          1.335                --
                                                          2010      1.222          1.307           453,305
                                                          2009      1.062          1.222           533,107
                                                          2008      1.091          1.062           590,465
                                                          2007      1.079          1.091           705,519

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2011      1.065          1.007           144,958
                                                          2010      0.993          1.065           245,778
                                                          2009      0.874          0.993           201,443
                                                          2008      1.320          0.874           213,573
                                                          2007      1.264          1.320           253,373
                                                          2006      1.099          1.264           227,914
                                                          2005      1.000          1.099            95,526

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)...............................................  2011      2.614          1.960            52,319
                                                          2010      2.303          2.614            44,300
                                                          2009      1.348          2.303            40,957
                                                          2008      3.294          1.348            59,359
                                                          2007      2.356          3.294            76,347
                                                          2006      1.771          2.356            68,928
                                                          2005      1.311          1.771            35,224
                                                          2004      1.125          1.311             7,428
                                                          2003      1.000          1.125                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)...............................................  2011      1.326          1.377           402,707
                                                          2010      1.133          1.326           463,924
                                                          2009      1.014          1.133           545,903
                                                          2008      1.485          1.014           616,023
                                                          2007      1.505          1.485           656,105
                                                          2006      1.255          1.505           573,418
                                                          2005      1.212          1.255           569,191
                                                          2004      1.064          1.212           259,754
                                                          2003      1.000          1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (8/05)................................................  2007      1.170          1.285                --
                                                          2006      0.999          1.170            23,906
                                                          2005      1.000          0.999             1,630

  Pioneer Europe VCT Subaccount (Class II) (11/03)......  2006      1.344          1.703                --
                                                          2005      1.270          1.344            34,455
                                                          2004      1.094          1.270            21,535
                                                          2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03)........  2011      1.258          1.344                --
                                                          2010      1.107          1.258           107,797
                                                          2009      0.903          1.107           127,983
                                                          2008      1.401          0.903           128,924
                                                          2007      1.362          1.401           230,700
                                                          2006      1.193          1.362           158,650
                                                          2005      1.147          1.193           102,950
                                                          2004      1.053          1.147            94,451
                                                          2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05)................................................  2009      0.743          0.740                --
                                                          2008      1.152          0.743           343,283
                                                          2007      1.149          1.152           377,085
                                                          2006      1.045          1.149           267,487
                                                          2005      1.000          1.045           237,990

  Pioneer High Yield VCT Subaccount (Class II) (11/03)..  2010      1.183          1.267                --
                                                          2009      0.753          1.183           570,105
                                                          2008      1.192          0.753           672,769
                                                          2007      1.150          1.192           854,297
                                                          2006      1.082          1.150         1,048,985
                                                          2005      1.084          1.082         1,035,469
                                                          2004      1.025          1.084           665,796
                                                          2003      1.000          1.025                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (5/05).....................................  2009      0.744          0.712                --
                                                          2008      1.260          0.744           285,929
                                                          2007      1.220          1.260           285,956
                                                          2006      1.086          1.220           271,527
                                                          2005      1.000          1.086            16,812

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05).....................................  2011      1.149          1.091           488,493
                                                          2010      1.020          1.149           606,451
                                                          2009      0.783          1.020           748,600
                                                          2008      1.229          0.783           662,028
                                                          2007      1.184          1.229           713,460
                                                          2006      1.070          1.184           161,306
                                                          2005      1.000          1.070                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05).....................................  2011      1.153          1.109           609,562
                                                          2010      1.031          1.153           741,437
                                                          2009      0.799          1.031         1,119,095
                                                          2008      1.182          0.799         1,017,757
                                                          2007      1.139          1.182         1,319,969
                                                          2006      1.049          1.139           768,565
                                                          2005      1.000          1.049            50,495

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.615          0.647                --
                                                          2008      1.229          0.615            21,797
                                                          2007      1.166          1.229            47,536
                                                          2006      1.089          1.166            63,647
                                                          2005      1.075          1.089            26,122
                                                          2004      1.030          1.075            26,797
                                                          2003      1.000          1.030                --

  Pioneer International Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      1.035          0.945                --
                                                          2008      1.922          1.035           174,330
                                                          2007      1.729          1.922           220,734
                                                          2006      1.437          1.729           226,364
                                                          2005      1.270          1.437           148,345
                                                          2004      1.093          1.270           121,874
                                                          2003      1.000          1.093                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2011      1.401          1.295           291,019
                                                          2010      1.210          1.401           324,715
                                                          2009      0.984          1.210           489,571
                                                          2008      1.514          0.984           532,724
                                                          2007      1.464          1.514           639,949
                                                          2006      1.328          1.464           588,966
                                                          2005      1.257          1.328           487,513
                                                          2004      1.051          1.257           214,143
                                                          2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04).....................................  2009      0.752          0.774                --
                                                          2008      1.243          0.752           249,449
                                                          2007      1.171          1.243           293,762
                                                          2006      1.161          1.171           314,252
                                                          2005      1.093          1.161           280,080
                                                          2004      1.000          1.093            28,345

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (11/03)...............................................  2011      1.642          1.769            73,959
                                                          2010      1.301          1.642           102,303
                                                          2009      1.008          1.301           134,849
                                                          2008      1.665          1.008           137,953
                                                          2007      2.097          1.665           160,500
                                                          2006      1.565          2.097           191,973
                                                          2005      1.388          1.565           160,395
                                                          2004      1.044          1.388            76,272
                                                          2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (3/04)............................................  2007      1.164          1.373                --
                                                          2006      1.100          1.164           102,484
                                                          2005      1.071          1.100            58,913
                                                          2004      1.000          1.071            11,558

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.846          0.806                --
                                                          2008      1.392          0.846           104,369
                                                          2007      1.528          1.392           172,401
                                                          2006      1.363          1.528           155,547
                                                          2005      1.250          1.363           165,261
                                                          2004      1.062          1.250            13,257
                                                          2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)...............................................  2006      1.152          1.222                --
                                                          2005      1.154          1.152            39,302
                                                          2004      1.038          1.154            14,378
                                                          2003      1.000          1.038                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)...............................................  2009      1.047          1.107                --
                                                          2008      1.208          1.047           543,569
                                                          2007      1.159          1.208           858,207
                                                          2006      1.112          1.159         1,022,593
                                                          2005      1.105          1.112           888,249
                                                          2004      1.024          1.105           300,348
                                                          2003      1.000          1.024                --

  Pioneer Value VCT Subaccount (Class II) (11/03).......  2007      1.347          1.346                --
                                                          2006      1.193          1.347           127,004
                                                          2005      1.161          1.193           127,419
                                                          2004      1.062          1.161           112,280
                                                          2003      1.000          1.062                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (11/03)...............................................  2007      0.984          1.044             --
                                                          2006      1.000          0.984             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)...............................................  2008      1.096          1.078             --
                                                          2007      1.034          1.096             --
                                                          2006      1.000          1.034             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (11/03).....................................  2011      0.982          1.010             --
                                                          2010      0.839          0.982             --
                                                          2009      0.737          0.839             --
                                                          2008      1.043          0.737             --
                                                          2007      1.105          1.043             --
                                                          2006      1.000          1.105             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2011      1.029          0.950             --
                                                          2010      0.831          1.029             --
                                                          2009      0.597          0.831             --
                                                          2008      1.070          0.597             --
                                                          2007      0.992          1.070             --
                                                          2006      1.000          0.992             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.024          0.888             --
                                                          2010      0.974          1.024             --
                                                          2009      0.733          0.974             --
                                                          2008      1.267          0.733             --
                                                          2007      1.132          1.267             --
                                                          2006      1.000          1.132             --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2011      0.903          0.895             --
                                                          2010      0.747          0.903             --
                                                          2009      0.574          0.747             --
                                                          2008      0.995          0.574             --
                                                          2007      1.044          0.995             --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2011      0.878          0.917             --
                                                          2010      0.807          0.878             --
                                                          2009      0.679          0.807             --
                                                          2008      1.076          0.679             --
                                                          2007      1.082          1.076             --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      0.937          0.853             --
                                                          2010      0.829          0.937             --
                                                          2009      0.660          0.829             --
                                                          2008      1.073          0.660             --
                                                          2007      1.132          1.073             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)...........  2007      1.100          1.148             --
                                                          2006      1.000          1.100             --

  LMPVPI Total Return Subaccount (Class II) (11/03).....  2007      1.066          1.091             --
                                                          2006      1.000          1.066             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)...............................................  2007      1.023          1.053             --
                                                          2006      1.000          1.023             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10)................................................  2011      1.156          1.147             --
                                                          2010      1.104          1.156             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2011      0.960          0.882             --
                                                          2010      0.806          0.960             --
                                                          2009      0.608          0.806             --
                                                          2008      0.971          0.608             --

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.592          0.560             --
                                                          2008      1.065          0.592             --
                                                          2007      1.031          1.065             --

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.011          0.875             --
                                                          2010      0.935          1.011             --
                                                          2009      0.733          0.935             --
                                                          2008      1.311          0.733             --
                                                          2007      1.261          1.311             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)......................................  2011      0.858          0.821             --
                                                          2010      0.808          0.858             --
                                                          2009      0.580          0.808             --
                                                          2008      1.106          0.580             --
                                                          2007      0.998          1.106             --
                                                          2006      1.000          0.998             --

  MIST PIMCO Total Return Subaccount (Class B) (5/11)...  2011      1.280          1.262             --

  MIST Pioneer Fund Subaccount (Class B) (5/11).........  2011      1.026          0.894             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2011      1.258          1.263             --
                                                          2010      1.158          1.258             --
                                                          2009      0.956          1.158             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2011      0.831          0.733             --
                                                          2010      0.716          0.831             --
                                                          2009      0.575          0.716             --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)................................................  2011      0.976          0.946             --
                                                          2010      1.006          0.976             --
                                                          2009      1.033          1.006             --
                                                          2008      1.035          1.033             --
                                                          2007      1.016          1.035             --
                                                          2006      1.003          1.016             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2011      0.892          0.884             --
                                                          2010      0.838          0.892             --
                                                          2009      0.730          0.838             --
                                                          2008      0.970          0.730             --
                                                          2007      0.996          0.970             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *..............................................  2011      0.944          0.839             --
                                                          2010      0.839          0.944             --
                                                          2009      0.619          0.839             --
                                                          2008      1.074          0.619             --
                                                          2007      1.041          1.074             --
                                                          2006      0.996          1.041             --

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      1.000          1.003             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)..............................  2006      1.000          1.004             --

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (11/03).......................................  2006      1.000          1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)...............................................  2007      1.003          1.028             --
                                                          2006      1.000          1.003             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)................................................  2006      1.000          1.082             --

  Pioneer Balanced VCT Subaccount (Class II) (11/03)....  2006      1.000          1.029             --

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2011      1.259          1.280             --
                                                          2010      1.191          1.259             --
                                                          2009      1.047          1.191             --
                                                          2008      1.089          1.047             --
                                                          2007      1.079          1.089             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2011      0.882          0.824             --
                                                          2010      0.832          0.882             --
                                                          2009      0.742          0.832             --
                                                          2008      1.133          0.742             --
                                                          2007      1.098          1.133             --
                                                          2006      1.000          1.098             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)...............................................  2011      1.246          0.923             --
                                                          2010      1.111          1.246             --
                                                          2009      0.658          1.111             --
                                                          2008      1.628          0.658             --
                                                          2007      1.179          1.628             --
                                                          2006      1.000          1.179             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)...............................................  2011      0.965          0.990             --
                                                          2010      0.834          0.965             --
                                                          2009      0.755          0.834             --
                                                          2008      1.120          0.755             --
                                                          2007      1.148          1.120             --
                                                          2006      1.000          1.148             --

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (8/05)................................................  2007      1.105          1.200             --
                                                          2006      1.000          1.105             --

  Pioneer Europe VCT Subaccount (Class II) (11/03)......  2006      1.000          1.188             --

  Pioneer Fund VCT Subaccount (Class II) (11/03)........  2011      0.966          1.028             --
                                                          2010      0.860          0.966             --
                                                          2009      0.710          0.860             --
                                                          2008      1.116          0.710             --
                                                          2007      1.098          1.116             --
                                                          2006      1.000          1.098             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05)................................................  2009      0.677          0.672             --
                                                          2008      1.062          0.677             --
                                                          2007      1.072          1.062             --
                                                          2006      1.000          1.072             --

  Pioneer High Yield VCT Subaccount (Class II) (11/03)..  2010      1.034          1.103             --
                                                          2009      0.666          1.034             --
                                                          2008      1.067          0.666             --
                                                          2007      1.042          1.067             --
                                                          2006      1.000          1.042             --

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (5/05).....................................  2009      0.636          0.606             --
                                                          2008      1.090          0.636             --
                                                          2007      1.068          1.090             --
                                                          2006      1.000          1.068             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05).....................................  2011      0.979          0.918             --
                                                          2010      0.879          0.979             --
                                                          2009      0.683          0.879             --
                                                          2008      1.085          0.683             --
                                                          2007      1.058          1.085             --
                                                          2006      1.000          1.058             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05).....................................  2011      1.010          0.960             --
                                                          2010      0.914          1.010             --
                                                          2009      0.717          0.914             --
                                                          2008      1.073          0.717             --
                                                          2007      1.047          1.073             --
                                                          2006      1.000          1.047             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.542          0.568             --
                                                          2008      1.096          0.542             --
                                                          2007      1.052          1.096             --
                                                          2006      1.000          1.052             --

  Pioneer International Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.654          0.595             --
                                                          2008      1.230          0.654             --
                                                          2007      1.120          1.230             --
                                                          2006      1.000          1.120             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2011      0.969          0.885             --
                                                          2010      0.847          0.969             --
                                                          2009      0.697          0.847             --
                                                          2008      1.085          0.697             --
                                                          2007      1.062          1.085             --
                                                          2006      1.000          1.062             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04).....................................  2009      0.615          0.630             --
                                                          2008      1.028          0.615             --
                                                          2007      0.981          1.028             --
                                                          2006      1.000          0.981             --

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (11/03)...............................................  2011      0.928          0.988             --
                                                          2010      0.744          0.928             --
                                                          2009      0.583          0.744             --
                                                          2008      0.975          0.583             --
                                                          2007      1.243          0.975             --
                                                          2006      1.000          1.243             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (3/04)............................................  2007      1.002          1.170             --
                                                          2006      1.000          1.002             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.558          0.530             --
                                                          2008      0.930          0.558             --
                                                          2007      1.034          0.930             --
                                                          2006      1.000          1.034             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)...............................................  2006      1.000          0.985             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.905          0.953             --
                                                          2008      1.057          0.905             --
                                                          2007      1.027          1.057             --
                                                          2006      1.000          1.027             --

  Pioneer Value VCT Subaccount (Class II) (11/03).......  2007      1.079          1.066             --
                                                          2006      1.000          1.079             --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio -- Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio -- Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


The following Underlying Fund was subject to a merger. The chart below identifies the former name and new name of each Underlying Fund, and the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND MERGER



         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND
  Oppenheimer Capital Appreciation                Jennison Growth Portfolio -- Class B
     Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L

                             PIONEER ANNUISTAR FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 30, 2012


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                                         MIC-Book-04-08-81-82-83

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     3

FEDERAL TAX CONSIDERATIONS..............................................     4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     7

CONDENSED FINANCIAL INFORMATION -- Vintage 3............................     9

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect 3................   124

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect L................   239

CONDENSED FINANCIAL INFORMATION -- Vintage L............................   490

CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Flex...............   702

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2011............................             $39.198,439                           $0

2010............................             $41.407,559                           $0

2009............................             $29,632,358                           $0



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2012, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $50,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2012 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2012 is $50,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $17,000 in 2012. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($17,000 in 2012).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by

Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.198          1.141                --
                                                       2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2011      2.000          1.785           365,372
                                                       2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.596          1.496           857,397
                                                       2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2011      1.320          1.269           967,941
                                                       2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2011      1.742          1.662           163,461
                                                       2010      1.518          1.742           208,968
                                                       2009      1.142          1.518           226,352
                                                       2008      2.032          1.142           204,716
                                                       2007      1.765          2.032           274,092
                                                       2006      1.614          1.765           334,170
                                                       2005      1.410          1.614           343,333
                                                       2004      1.248          1.410           370,976
                                                       2003      0.992          1.248           300,821
                                                       2002      1.118          0.992           223,681

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.071          1.809           187,933
                                                       2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.227          1.230           230,411
                                                       2010      1.111          1.227           212,091
                                                       2009      0.836          1.111           209,880
                                                       2008      1.214          0.836           277,536
                                                       2007      1.194          1.214           131,920
                                                       2006      1.031          1.194            79,379
                                                       2005      1.000          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2011      1.486          1.386            31,053
                                                       2010      1.188          1.486            44,417
                                                       2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2011      1.646          1.441           145,563
                                                       2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2011      1.767          1.703             8,560
                                                       2010      1.437          1.767             8,567
                                                       2009      1.015          1.437             4,537
                                                       2008      1.846          1.015             5,932
                                                       2007      1.548          1.846             5,940
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.231          1.302                --
                                                       2009      1.039          1.231           190,147
                                                       2008      1.808          1.039           190,195
                                                       2007      1.759          1.808           190,306
                                                       2006      1.559          1.759           443,829
                                                       2005      1.493          1.559           450,103
                                                       2004      1.382          1.493           443,467
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2011      1.241          1.246           646,832
                                                       2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.324          1.317         1,574,995
                                                       2006      1.242          1.324         2,005,877
                                                       2005      1.136          1.242         2,435,820
                                                       2004      1.054          1.136         2,883,285
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2011      1.333          1.340           531,080
                                                       2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.372          1.458           952,825
                                                       2006      1.220          1.372         1,264,599
                                                       2005      1.194          1.220         1,428,707
                                                       2004      1.120          1.194         1,686,191
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.119          1.093                --
                                                       2008      1.618          1.119           144,847
                                                       2007      1.622          1.618           177,401

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.404          1.481                --
                                                       2010      1.272          1.404           316,419
                                                       2009      0.926          1.272           437,151
                                                       2008      1.633          0.926           607,147
                                                       2007      1.637          1.633           871,180
                                                       2006      1.470          1.637         1,058,218
                                                       2005      1.426          1.470         1,528,706
                                                       2004      1.365          1.426         1,528,994
                                                       2003      1.060          1.365         1,566,924
                                                       2002      1.000          1.060           156,519

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2011      1.083          1.174                --
                                                       2010      0.987          1.083            18,412
                                                       2009      0.826          0.987            18,412
                                                       2008      1.180          0.826            18,412
                                                       2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.171          1.147            16,072

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.223          1.290           505,296
                                                       2010      1.113          1.223           569,393
                                                       2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.409          1.454         1,246,258
                                                       2006      1.301          1.409         1,505,223
                                                       2005      1.274          1.301         1,756,267
                                                       2004      1.238          1.274         1,780,748
                                                       2003      1.037          1.238         1,256,933
                                                       2002      1.000          1.037           220,092

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2011      1.364          1.254           690,899
                                                       2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.529          1.517         1,139,248
                                                       2006      1.336          1.529           951,440
                                                       2005      1.301          1.336         1,396,128
                                                       2004      1.227          1.301         1,767,500
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2011      1.243          1.210           363,761
                                                       2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.307          1.348           587,902
                                                       2006      1.275          1.307           627,954
                                                       2005      1.237          1.275           735,016
                                                       2004      1.258          1.237           826,881
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.216          1.250           252,331
                                                       2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2011      1.706          1.606           110,000
                                                       2010      1.421          1.706           153,614
                                                       2009      1.067          1.421           153,848
                                                       2008      1.682          1.067           209,698
                                                       2007      1.603          1.682           222,523
                                                       2006      1.425          1.603           310,542
                                                       2005      1.343          1.425           403,704
                                                       2004      1.241          1.343           518,762
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.610          1.599            88,702
                                                       2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2011      1.224          1.316                --
                                                       2010      1.205          1.224                --
                                                       2009      0.956          1.205                --
                                                       2008      1.724          0.956                --
                                                       2007      1.655          1.724                --
                                                       2006      1.342          1.655             7,360
                                                       2005      1.226          1.342             3,856
                                                       2004      1.062          1.226             3,856
                                                       2003      0.850          1.062            12,092
                                                       2002      1.168          0.850             6,583

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           192,880
                                                       2005      1.411          1.432           212,838
                                                       2004      1.349          1.411           127,087
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.954          0.941                --
                                                       2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2011      1.332          1.357                --
                                                       2010      1.219          1.332           133,803
                                                       2009      1.043          1.219           150,239
                                                       2008      1.232          1.043           165,544
                                                       2007      1.234          1.232           214,402
                                                       2006      1.195          1.234           359,004
                                                       2005      1.189          1.195           658,183
                                                       2004      1.137          1.189           718,963
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2011      1.753          1.758           149,311
                                                       2010      1.534          1.753           185,504
                                                       2009      0.979          1.534           253,023
                                                       2008      1.427          0.979           266,982
                                                       2007      1.452          1.427           328,399
                                                       2006      1.336          1.452           469,487
                                                       2005      1.329          1.336           532,888
                                                       2004      1.228          1.329           827,859
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.013          1.006                --
                                                       2009      1.032          1.013           717,485
                                                       2008      1.026          1.032         1,424,947
                                                       2007      0.998          1.026           637,345
                                                       2006      0.974          0.998           228,585
                                                       2005      0.967          0.974           336,949
                                                       2004      0.978          0.967           531,662
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            51,993
                                                       2005      1.394          1.432            61,578
                                                       2004      1.231          1.394            93,839
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.317          1.383                --
                                                       2006      1.137          1.317           160,971
                                                       2005      1.090          1.137           265,411
                                                       2004      1.005          1.090           291,380
                                                       2003      0.804          1.005           357,237
                                                       2002      1.101          0.804           435,549

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.153          1.132           123,696
                                                       2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814            74,644
                                                       2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.419          1.250            29,730
                                                       2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.597          1.346           350,067
                                                       2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.353          1.314            25,880
                                                       2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.427          1.295            67,702
                                                       2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.073          0.996             3,327
                                                       2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909           325,661
                                                       2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.362          1.243           133,656
                                                       2010      1.306          1.362           205,364

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.901          2.311            91,797
                                                       2010      2.395          2.901            76,777
                                                       2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.415           124,348
                                                       2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.459          1.331                --
                                                       2010      1.127          1.459             8,375
                                                       2009      0.732          1.127             8,375
                                                       2008      1.323          0.732             8,375

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.331          1.454           447,841
                                                       2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.541          1.557         1,709,735
                                                       2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.455          1.361            16,643
                                                       2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.511          1.534            83,967
                                                       2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.904          0.850           326,683
                                                       2010      0.788          0.904           384,173
                                                       2009      0.680          0.788         1,403,629
                                                       2008      1.090          0.680         1,521,824
                                                       2007      1.073          1.090         1,670,126
                                                       2006      1.001          1.073           613,061

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869           483,571
                                                       2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.883          0.838           162,951
                                                       2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.190          1.241           369,694
                                                       2010      1.123          1.190           395,752
                                                       2009      1.049          1.123           408,183
                                                       2008      1.110          1.049           405,274
                                                       2007      1.068          1.110           487,330
                                                       2006      1.032          1.068           635,802

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.054          0.940           160,782
                                                       2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.992          0.972           166,249
                                                       2010      1.006          0.992           496,781

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.478          1.303           415,434

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.179          1.083           188,138
                                                       2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.135          1.117            38,826
                                                       2010      1.037          1.135            48,586
                                                       2009      0.756          1.037            52,558
                                                       2008      1.144          0.756            53,083

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                --
                                                       2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161                --
                                                       2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081            57,498
                                                       2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998           210,568
                                                       2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915                --
                                                       2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.176          1.171            53,822
                                                       2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.343          1.344           846,527
                                                       2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.248          1.233            33,660
                                                       2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887            84,437
                                                       2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003           189,274
                                                       2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.358          1.372           124,737

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.432          1.327                --
                                                       2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           798,327
                                                       2004      1.042          1.050         1,115,635
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151                --
                                                       2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.425          1.358                --
                                                       2007      1.244          1.425             3,859
                                                       2006      1.236          1.244             3,855
                                                       2005      1.169          1.236             3,267
                                                       2004      1.115          1.169             3,336
                                                       2003      1.000          1.115             2,893

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304                --
                                                       2005      1.220          1.249            29,615
                                                       2004      1.120          1.220             4,812
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.798          1.604            71,588
                                                       2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.488          1.395           357,974
                                                       2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2011      1.272          1.223           141,856
                                                       2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2011      1.587          1.513           165,969
                                                       2010      1.384          1.587           237,309
                                                       2009      1.042          1.384           386,286
                                                       2008      1.854          1.042           414,250
                                                       2007      1.611          1.854           539,566
                                                       2006      1.474          1.611           537,902
                                                       2005      1.288          1.474           226,388
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.140          1.868            82,243
                                                       2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.223          1.226           154,489
                                                       2010      1.109          1.223           208,790
                                                       2009      0.835          1.109           449,288
                                                       2008      1.212          0.835           475,499
                                                       2007      1.193          1.212           605,725
                                                       2006      1.031          1.193           595,396
                                                       2005      1.000          1.031           211,695

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2011      1.532          1.428               636
                                                       2010      1.226          1.532               637
                                                       2009      0.872          1.226            45,868
                                                       2008      1.548          0.872           141,504
                                                       2007      1.422          1.548           143,793
                                                       2006      1.336          1.422           143,990
                                                       2005      1.302          1.336           116,970
                                                       2004      1.192          1.302            94,927
                                                       2003      1.000          1.192            72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2011      1.646          1.440            79,869
                                                       2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2011      1.868          1.799             5,297
                                                       2010      1.519          1.868             5,504
                                                       2009      1.074          1.519            28,855
                                                       2008      1.954          1.074            34,443
                                                       2007      1.639          1.954            34,743
                                                       2006      1.478          1.639            35,308
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.269          1.349                --
                                                       2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.012          1.070                --
                                                       2009      0.855          1.012            41,593
                                                       2008      1.488          0.855            52,394
                                                       2007      1.449          1.488            62,409
                                                       2006      1.284          1.449           106,317
                                                       2005      1.231          1.284           133,019
                                                       2004      1.140          1.231           121,998
                                                       2003      1.000          1.140                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2011      1.332          1.337            96,718
                                                       2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.424          1.415           271,599
                                                       2006      1.337          1.424           260,345
                                                       2005      1.223          1.337           165,349
                                                       2004      1.136          1.223            67,772
                                                       2003      1.000          1.136                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2011      1.327          1.333            40,599
                                                       2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.369          1.453           124,725
                                                       2006      1.218          1.369           123,708
                                                       2005      1.192          1.218            52,018
                                                       2004      1.119          1.192            26,682
                                                       2003      1.000          1.119                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.907                --
                                                       2008      1.343          0.928            90,653
                                                       2007      1.347          1.343           101,562

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.157          1.220                --
                                                       2010      1.049          1.157           395,954
                                                       2009      0.764          1.049           620,974
                                                       2008      1.348          0.764           672,883
                                                       2007      1.352          1.348           782,567
                                                       2006      1.215          1.352           903,680
                                                       2005      1.179          1.215         1,116,130
                                                       2004      1.129          1.179         1,079,685
                                                       2003      1.000          1.129           120,387

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2011      1.201          1.303                --
                                                       2010      1.096          1.201            18,585
                                                       2009      0.917          1.096            19,904
                                                       2008      1.312          0.917            21,607
                                                       2007      1.258          1.312            20,726
                                                       2006      1.090          1.258            21,440
                                                       2005      1.115          1.090            21,979
                                                       2004      1.101          1.115            57,419
                                                       2003      1.000          1.101                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.299          1.273             7,406

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.071          1.130           526,086
                                                       2010      0.976          1.071           575,776
                                                       2009      0.813          0.976           675,141
                                                       2008      1.276          0.813           709,391
                                                       2007      1.237          1.276           742,354
                                                       2006      1.143          1.237           771,021
                                                       2005      1.120          1.143           514,612
                                                       2004      1.089          1.120           289,306
                                                       2003      1.000          1.089             1,107

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2011      1.294          1.189            81,563
                                                       2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.453          1.441           233,632
                                                       2006      1.271          1.453           194,665
                                                       2005      1.238          1.271            60,849
                                                       2004      1.169          1.238            25,340
                                                       2003      1.000          1.169             2,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2011      1.151          1.119            35,918
                                                       2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.212          1.250            48,526
                                                       2006      1.183          1.212            48,629
                                                       2005      1.148          1.183            19,378
                                                       2004      1.169          1.148            46,877
                                                       2003      1.000          1.169                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.255          1.290            56,344
                                                       2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2011      1.587          1.493            26,031
                                                       2010      1.322          1.587            26,531
                                                       2009      0.993          1.322            27,754
                                                       2008      1.567          0.993            27,987
                                                       2007      1.494          1.567            27,537
                                                       2006      1.328          1.494            29,210
                                                       2005      1.252          1.328            27,263
                                                       2004      1.158          1.252            23,009
                                                       2003      1.000          1.158                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.694          1.682             5,158
                                                       2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2011      1.348          1.448                --
                                                       2010      1.327          1.348                --
                                                       2009      1.054          1.327                --
                                                       2008      1.902          1.054                --
                                                       2007      1.826          1.902                --
                                                       2006      1.482          1.826                --
                                                       2005      1.354          1.482                --
                                                       2004      1.173          1.354                --
                                                       2003      1.000          1.173                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327                --
                                                       2006      1.189          1.308           121,267
                                                       2005      1.173          1.189           123,127
                                                       2004      1.122          1.173           216,831
                                                       2003      1.000          1.122                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.938                --
                                                       2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2011      1.235          1.257                --
                                                       2010      1.131          1.235            35,274
                                                       2009      0.968          1.131            36,444
                                                       2008      1.144          0.968            37,673
                                                       2007      1.145          1.144            37,673
                                                       2006      1.110          1.145            37,673
                                                       2005      1.105          1.110            37,673
                                                       2004      1.057          1.105            55,100
                                                       2003      1.000          1.057                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2011      1.566          1.571           115,148
                                                       2010      1.371          1.566           164,742
                                                       2009      0.876          1.371           179,563
                                                       2008      1.277          0.876           227,671
                                                       2007      1.301          1.277           262,834
                                                       2006      1.197          1.301           267,209
                                                       2005      1.191          1.197           186,636
                                                       2004      1.101          1.191           102,072
                                                       2003      1.000          1.101             2,546

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.026          1.019                --
                                                       2009      1.045          1.026           518,350
                                                       2008      1.040          1.045           492,543
                                                       2007      1.013          1.040            68,075
                                                       2006      0.989          1.013            72,872
                                                       2005      0.982          0.989            78,034
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.587          1.691                --
                                                       2006      1.436          1.587             7,708
                                                       2005      1.397          1.436             4,371
                                                       2004      1.234          1.397             1,478
                                                       2003      1.000          1.234             1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.501          1.575                --
                                                       2006      1.296          1.501                --
                                                       2005      1.242          1.296                --
                                                       2004      1.147          1.242                --
                                                       2003      1.000          1.147                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.250          1.226                --
                                                       2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811                --
                                                       2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.415          1.246            25,618
                                                       2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.464            59,472
                                                       2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.349          1.310             1,239
                                                       2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.715          1.556             4,779
                                                       2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.070          0.993                --
                                                       2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906            73,888
                                                       2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.119          1.021            41,472
                                                       2010      1.073          1.119            41,531

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.532          2.016            30,337
                                                       2010      2.091          2.532            43,089
                                                       2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440               693
                                                       2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.488          1.357                --
                                                       2010      1.151          1.488                --
                                                       2009      0.747          1.151                --
                                                       2008      1.351          0.747                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.330          1.452           113,403
                                                       2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.427          1.442           470,845
                                                       2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.349          1.261                --
                                                       2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.506          1.528           179,410
                                                       2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.902          0.848           226,757
                                                       2010      0.787          0.902           268,178
                                                       2009      0.679          0.787           539,189
                                                       2008      1.089          0.679           660,398
                                                       2007      1.072          1.089           795,549
                                                       2006      1.001          1.072           655,788

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867            85,078
                                                       2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.354          1.284             3,453
                                                       2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.171          1.220           111,939
                                                       2010      1.105          1.171           117,495
                                                       2009      1.033          1.105           134,730
                                                       2008      1.093          1.033           135,379
                                                       2007      1.052          1.093            43,107
                                                       2006      1.017          1.052            43,115

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.123          1.002             7,923
                                                       2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.005          0.984           483,457
                                                       2010      1.019          1.005           473,136

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.287          1.259                --
                                                       2006      1.256          1.287                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.218          1.073           336,664

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.087          0.998            29,651
                                                       2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.348          1.327                --
                                                       2010      1.233          1.348             4,137
                                                       2009      0.900          1.233             4,104
                                                       2008      1.361          0.900             4,088

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983                --
                                                       2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158                --
                                                       2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078                --
                                                       2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995                --
                                                       2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913                --
                                                       2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.219          1.213             5,328
                                                       2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.261          1.262           131,684
                                                       2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.244          1.228             6,452
                                                       2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884           178,683
                                                       2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000                --
                                                       2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.258          1.271            24,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.463          1.356                --
                                                       2007      1.355          1.463                --
                                                       2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            34,785
                                                       2004      1.029          1.036            26,629
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.212          1.256                --
                                                       2005      1.148          1.212            20,157
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             34,807
                                                       2004      1.178          1.218             41,326
                                                       2003      0.963          1.178             36,438
                                                       2002      1.000          0.963                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.517          1.445                 --
                                                       2007      1.327          1.517            487,221
                                                       2006      1.319          1.327            614,293
                                                       2005      1.250          1.319            656,379
                                                       2004      1.195          1.250            610,988
                                                       2003      0.959          1.195            511,435
                                                       2002      1.000          0.959                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          2,207,542
                                                       2004      1.241          1.349          1,908,078
                                                       2003      0.960          1.241          1,179,327
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.951          1.738          3,623,489
                                                       2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.647          1.541         10,103,779
                                                       2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2011      1.380          1.325         11,105,881
                                                       2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2011      1.713          1.630          2,712,161
                                                       2010      1.496          1.713          3,270,258
                                                       2009      1.128          1.496          4,834,284
                                                       2008      2.010          1.128          6,046,378
                                                       2007      1.749          2.010          7,693,955
                                                       2006      1.603          1.749          9,020,390
                                                       2005      1.403          1.603          9,170,674
                                                       2004      1.244          1.403          5,398,363
                                                       2003      0.991          1.244          2,658,742
                                                       2002      1.000          0.991                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.357          2.054          2,481,940
                                                       2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.213          1.214          2,051,423
                                                       2010      1.101          1.213          2,333,646
                                                       2009      0.830          1.101          2,671,387
                                                       2008      1.207          0.830          3,281,125
                                                       2007      1.190          1.207          3,749,596
                                                       2006      1.030          1.190          2,737,922
                                                       2005      1.000          1.030          1,009,443

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2011      1.652          1.538            930,887
                                                       2010      1.324          1.652          1,350,625
                                                       2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      0.969          1.300          2,343,085
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2011      1.771          1.547          2,765,424
                                                       2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2011      2.096          2.016            122,550
                                                       2010      1.708          2.096            188,323
                                                       2009      1.209          1.708            252,749
                                                       2008      2.203          1.209            328,215
                                                       2007      1.851          2.203            343,923
                                                       2006      1.671          1.851            328,486
                                                       2005      1.525          1.671            397,701
                                                       2004      1.295          1.525            319,453
                                                       2003      0.983          1.295            219,841
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            563,380
                                                       2005      1.268          1.318            480,171
                                                       2004      1.260          1.268            448,712
                                                       2003      0.960          1.260            359,025
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.089          1.151                 --
                                                       2009      0.922          1.089          5,348,496
                                                       2008      1.606          0.922          6,163,610
                                                       2007      1.566          1.606          8,736,918
                                                       2006      1.390          1.566         10,546,462
                                                       2005      1.335          1.390         11,577,357
                                                       2004      1.238          1.335          8,533,561
                                                       2003      0.962          1.238          2,738,011
                                                       2002      1.000          0.962                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2011      1.452          1.454          4,914,155
                                                       2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.561          1.549         16,790,158
                                                       2006      1.467          1.561         21,236,684
                                                       2005      1.344          1.467         25,412,629
                                                       2004      1.250          1.344         22,751,474
                                                       2003      0.951          1.250         11,494,472
                                                       2002      1.000          0.951                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2011      1.395          1.400          4,165,951
                                                       2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.448          1.535          7,070,990
                                                       2006      1.290          1.448          8,820,264
                                                       2005      1.265          1.290         10,510,932
                                                       2004      1.190          1.265          9,600,984
                                                       2003      0.977          1.190          5,322,604
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.995          0.972                 --
                                                       2008      1.443          0.995          2,930,315
                                                       2007      1.447          1.443          4,439,814

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.264          1.332                 --
                                                       2010      1.147          1.264         19,437,907
                                                       2009      0.836          1.147         23,651,308
                                                       2008      1.479          0.836         27,785,327
                                                       2007      1.485          1.479         41,111,069
                                                       2006      1.337          1.485         51,864,816
                                                       2005      1.299          1.337         65,845,300
                                                       2004      1.245          1.299         61,022,190
                                                       2003      0.969          1.245         30,761,271
                                                       2002      1.000          0.969                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2011      1.255          1.361                 --
                                                       2010      1.147          1.255            623,038
                                                       2009      0.961          1.147            772,262
                                                       2008      1.376          0.961            897,124
                                                       2007      1.323          1.376          1,242,260
                                                       2006      1.147          1.323          1,416,387
                                                       2005      1.175          1.147          1,622,405
                                                       2004      1.163          1.175          1,589,909
                                                       2003      0.963          1.163            975,740
                                                       2002      1.000          0.963                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.356          1.328            439,179

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.137          1.197         13,558,339
                                                       2010      1.037          1.137         16,066,754
                                                       2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.320          1.360         31,555,909
                                                       2006      1.222          1.320         40,017,095
                                                       2005      1.199          1.222         53,081,546
                                                       2004      1.168          1.199         49,565,817
                                                       2003      0.979          1.168         24,217,295
                                                       2002      1.000          0.979                 --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2011      1.435          1.316          4,586,735
                                                       2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.621          1.605         14,736,423
                                                       2006      1.419          1.621         14,682,258
                                                       2005      1.385          1.419         17,117,375
                                                       2004      1.309          1.385         16,184,891
                                                       2003      0.966          1.309          7,989,991
                                                       2002      1.000          0.966                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2011      1.330          1.292          1,735,140
                                                       2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.409          1.451          5,938,566
                                                       2006      1.378          1.409          7,587,073
                                                       2005      1.339          1.378          9,104,409
                                                       2004      1.365          1.339          9,771,190
                                                       2003      0.946          1.365          7,010,022
                                                       2002      1.000          0.946                 --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.343          1.378            757,147
                                                       2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2011      1.680          1.578            868,705
                                                       2010      1.402          1.680          1,008,027
                                                       2009      1.054          1.402          1,385,852
                                                       2008      1.666          1.054          1,545,985
                                                       2007      1.591          1.666          2,889,218
                                                       2006      1.417          1.591          3,774,438
                                                       2005      1.338          1.417          4,280,078
                                                       2004      1.239          1.338          4,060,031
                                                       2003      0.977          1.239          2,093,102
                                                       2002      1.000          0.977                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.914          1.898            646,866
                                                       2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2011      1.396          1.499                 --
                                                       2010      1.377          1.396             20,025
                                                       2009      1.095          1.377             20,302
                                                       2008      1.978          1.095             21,030
                                                       2007      1.903          1.978             81,086
                                                       2006      1.546          1.903            123,516
                                                       2005      1.416          1.546            173,982
                                                       2004      1.228          1.416            156,528
                                                       2003      0.986          1.228            110,964
                                                       2002      1.000          0.986                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          5,710,696
                                                       2005      1.266          1.282          7,098,282
                                                       2004      1.213          1.266          5,749,368
                                                       2003      0.961          1.213          2,581,176
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.940          0.927              8,092
                                                       2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2011      1.275          1.298                 --
                                                       2010      1.169          1.275          1,728,498
                                                       2009      1.002          1.169          2,068,882
                                                       2008      1.187          1.002          2,786,947
                                                       2007      1.190          1.187          4,089,523
                                                       2006      1.155          1.190          4,885,021
                                                       2005      1.152          1.155          6,531,392
                                                       2004      1.103          1.152          6,205,290
                                                       2003      1.010          1.103          3,210,667
                                                       2002      1.000          1.010                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2011      1.768          1.770          2,121,384
                                                       2010      1.550          1.768          2,766,254
                                                       2009      0.991          1.550          3,429,824
                                                       2008      1.448          0.991          4,401,834
                                                       2007      1.476          1.448          6,593,186
                                                       2006      1.361          1.476          8,814,668
                                                       2005      1.356          1.361         11,436,070
                                                       2004      1.256          1.356         11,781,817
                                                       2003      1.007          1.256          8,240,112
                                                       2002      1.000          1.007                 --

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.006          0.999                 --
                                                       2009      1.027          1.006          5,645,192
                                                       2008      1.023          1.027         11,010,605
                                                       2007      0.998          1.023         10,346,986
                                                       2006      0.975          0.998          7,327,426
                                                       2005      0.970          0.975          7,484,727
                                                       2004      0.984          0.970          6,463,205
                                                       2003      0.999          0.984          2,711,497
                                                       2002      1.000          0.999                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731          1,107,608
                                                       2005      1.529          1.568          2,374,979
                                                       2004      1.353          1.529          1,792,455
                                                       2003      0.974          1.353          2,095,200
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.575          1.652                 --
                                                       2006      1.362          1.575            103,770
                                                       2005      1.308          1.362            232,726
                                                       2004      1.209          1.308            249,423
                                                       2003      0.969          1.209            227,476
                                                       2002      1.000          0.969                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.309          1.282            195,760
                                                       2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.869          0.804          1,058,335
                                                       2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.403          1.233            272,080
                                                       2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.869          1.572          1,238,865
                                                       2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.338          1.297             87,293
                                                       2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.753          1.589            508,715
                                                       2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.061          0.983            226,710
                                                       2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.954          0.898          2,718,048
                                                       2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.203          1.095          3,171,350
                                                       2010      1.155          1.203          4,449,073

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.973          0.829            140,448

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.857          2.271          1,039,074
                                                       2010      2.363          2.857          1,472,884
                                                       2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.725          1.506            384,445
                                                       2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.618          1.472              6,701
                                                       2010      1.252          1.618              7,048
                                                       2009      0.815          1.252              7,350
                                                       2008      1.474          0.815              7,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.311          1.429          3,162,840
                                                       2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.432          1.445         10,320,334
                                                       2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.433          1.338            350,564
                                                       2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.491          1.511          1,247,275
                                                       2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.896          0.841          5,377,850
                                                       2010      0.783          0.896          6,978,777
                                                       2009      0.676          0.783          9,621,977
                                                       2008      1.086          0.676         11,726,875
                                                       2007      1.071          1.086         16,684,897
                                                       2006      1.001          1.071         14,753,011

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.966          0.860          2,770,009
                                                       2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.545          1.463            448,847
                                                       2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.210          1.259          2,424,865
                                                       2010      1.144          1.210          3,075,440
                                                       2009      1.071          1.144          3,922,320
                                                       2008      1.136          1.071          4,616,814
                                                       2007      1.095          1.136          6,672,228
                                                       2006      1.059          1.095          7,917,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.166          1.038          1,097,516
                                                       2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.984          0.962          4,198,936
                                                       2010      0.999          0.984          4,094,266

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.347          1.315            207,446
                                                       2006      1.316          1.347            242,061

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.329          1.170         14,594,875

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.167          1.070          1,651,404
                                                       2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.429          1.404            229,296
                                                       2010      1.309          1.429            278,494
                                                       2009      0.956          1.309            288,838
                                                       2008      1.448          0.956            305,227

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.902          0.976                 --
                                                       2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.137          1.148          1,290,673
                                                       2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.082          1.069            607,283
                                                       2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.023          0.987          3,019,882
                                                       2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.962          0.905            537,056
                                                       2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.289          1.281          1,855,823
                                                       2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.299          1.298          7,077,571
                                                       2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.231          1.214            568,837
                                                       2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.979          0.877          2,019,294
                                                       2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.028          0.992            255,882
                                                       2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.298          1.311          1,442,366

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.598          1.479                 --
                                                       2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Managed Income Subaccount (10/01)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          9,094,874
                                                       2004      1.075          1.081          8,818,009
                                                       2003      1.014          1.075          4,434,743
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            357,834
                                                       2004      1.186          1.205            224,885
                                                       2003      0.966          1.186            258,633
                                                       2002      1.000          0.966                 --

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.233          1.174               --
                                                       2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.348          1.200               --
                                                       2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.169          1.094           11,675
                                                       2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2011      1.018          0.977               --
                                                       2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2011      1.206          1.147               --
                                                       2010      1.054          1.206               --
                                                       2009      0.795          1.054               --
                                                       2008      1.417          0.795               --
                                                       2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.426          1.243               --
                                                       2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.209          1.210           12,572
                                                       2010      1.098          1.209           12,572
                                                       2009      0.829          1.098           12,572
                                                       2008      1.206          0.829           12,572
                                                       2007      1.189          1.206           12,572
                                                       2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2011      1.193          1.110               --
                                                       2010      0.957          1.193               --
                                                       2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2011      1.185          1.035               --
                                                       2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2011      1.380          1.326               --
                                                       2010      1.125          1.380               --
                                                       2009      0.797          1.125               --
                                                       2008      1.453          0.797               --
                                                       2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.823          0.869               --
                                                       2009      0.697          0.823          303,869
                                                       2008      1.215          0.697          303,869
                                                       2007      1.185          1.215          303,869
                                                       2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2011      1.092          1.094               --
                                                       2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2011      1.092          1.095               --
                                                       2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.789          0.770               --
                                                       2008      1.144          0.789               --
                                                       2007      1.147          1.144               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      0.983          1.036               --
                                                       2010      0.893          0.983               --
                                                       2009      0.651          0.893               --
                                                       2008      1.152          0.651               --
                                                       2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2011      1.068          1.158               --
                                                       2010      0.976          1.068               --
                                                       2009      0.819          0.976               --
                                                       2008      1.173          0.819               --
                                                       2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.154          1.129               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.954          1.004          459,689
                                                       2010      0.871          0.954          459,689
                                                       2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.110          1.143          459,689
                                                       2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2011      1.047          0.960               --
                                                       2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2011      1.015          0.985               --
                                                       2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.004          1.030               --
                                                       2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2011      1.263          1.186               --
                                                       2010      1.055          1.263               --
                                                       2009      0.794          1.055               --
                                                       2008      1.255          0.794               --
                                                       2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.258          1.247               --
                                                       2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2011      0.978          1.050               --
                                                       2010      0.965          0.978               --
                                                       2009      0.767          0.965               --
                                                       2008      1.388          0.767               --
                                                       2007      1.336          1.388               --
                                                       2006      1.086          1.336               --
                                                       2005      1.000          1.086               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.937               --
                                                       2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2011      1.095          1.114               --
                                                       2010      1.005          1.095               --
                                                       2009      0.862          1.005               --
                                                       2008      1.021          0.862               --
                                                       2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2011      1.291          1.292               --
                                                       2010      1.133          1.291               --
                                                       2009      0.725          1.133               --
                                                       2008      1.059          0.725               --
                                                       2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.035          1.027               --
                                                       2009      1.057          1.035               --
                                                       2008      1.054          1.057          155,624
                                                       2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.208          1.267               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.993          0.972               --
                                                       2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.866          0.802               --
                                                       2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.399          1.229               --
                                                       2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.304          1.096               --
                                                       2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.334          1.293               --
                                                       2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.276          1.155               --
                                                       2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.058          0.980               --
                                                       2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.952          0.896               --
                                                       2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.908          0.827          303,869
                                                       2010      0.872          0.908          303,869

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.970          0.826               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      1.573          1.249               --
                                                       2010      1.301          1.573               --
                                                       2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.210          1.056               --
                                                       2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.261          1.147               --
                                                       2010      0.977          1.261               --
                                                       2009      0.636          0.977               --
                                                       2008      1.151          0.636               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.168          1.273               --
                                                       2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.335          1.347           25,949
                                                       2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.094          1.021               --
                                                       2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.354          1.371               --
                                                       2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.893          0.838           14,114
                                                       2010      0.781          0.893           14,114
                                                       2009      0.675          0.781           14,114
                                                       2008      1.085          0.675           14,114
                                                       2007      1.071          1.085           28,212
                                                       2006      1.001          1.071           28,212

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.964          0.857               --
                                                       2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.097          1.039               --
                                                       2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.112          1.157               --
                                                       2010      1.052          1.112               --
                                                       2009      0.985          1.052               --
                                                       2008      1.045          0.985               --
                                                       2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.958          0.852               --
                                                       2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.012          0.989               --
                                                       2010      1.027          1.012               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.033          0.910               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.887          0.813               --
                                                       2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.159          1.139               --
                                                       2010      1.062          1.159               --
                                                       2009      0.777          1.062               --
                                                       2008      1.177          0.777               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.900          0.973               --
                                                       2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.135          1.145               --
                                                       2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.080          1.066               --
                                                       2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.021          0.984               --
                                                       2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.959          0.902               --
                                                       2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.994          0.987               --
                                                       2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.060          1.059               --
                                                       2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.093          1.078               --
                                                       2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.977          0.874               --
                                                       2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.026          0.989               --
                                                       2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.115          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.248          1.155               --
                                                       2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (10/01)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148                --
                                                       2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.410          1.342                --
                                                       2007      1.234          1.410             3,613
                                                       2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295                --
                                                       2005      1.215          1.242           127,117
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.765          1.571         1,033,379
                                                       2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.461          1.366         2,762,004
                                                       2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2011      1.248          1.197         2,852,395
                                                       2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2011      1.558          1.482         1,504,319
                                                       2010      1.362          1.558         2,157,808
                                                       2009      1.028          1.362         2,700,830
                                                       2008      1.834          1.028         3,192,632
                                                       2007      1.598          1.834         3,322,160
                                                       2006      1.466          1.598         3,427,431
                                                       2005      1.284          1.466         1,869,913
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.101          1.830           682,793
                                                       2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.206          1.206         1,470,614
                                                       2010      1.096          1.206         2,593,052
                                                       2009      0.827          1.096         3,073,781
                                                       2008      1.204          0.827         3,196,568
                                                       2007      1.188          1.204         3,626,465
                                                       2006      1.029          1.188         3,148,283
                                                       2005      1.000          1.029         1,585,229

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2011      1.504          1.398            58,001
                                                       2010      1.206          1.504            86,546
                                                       2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2011      1.615          1.410           811,387
                                                       2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2011      1.833          1.761            27,009
                                                       2010      1.495          1.833            27,009
                                                       2009      1.060          1.495            27,009
                                                       2008      1.933          1.060            29,840
                                                       2007      1.626          1.933           225,164
                                                       2006      1.469          1.626            21,008
                                                       2005      1.342          1.469            18,602
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.258          1.336                --
                                                       2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.996          1.052                --
                                                       2009      0.844          0.996         1,427,167
                                                       2008      1.472          0.844         2,085,103
                                                       2007      1.436          1.472         2,808,938
                                                       2006      1.276          1.436         2,957,662
                                                       2005      1.226          1.276         1,546,258
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2011      1.308          1.309           752,119
                                                       2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.412          1.400         2,144,900
                                                       2006      1.329          1.412         2,177,509
                                                       2005      1.219          1.329         1,495,208
                                                       2004      1.135          1.219           135,046
                                                       2003      1.000          1.135                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2011      1.302          1.305           652,893
                                                       2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.358          1.438         1,055,670
                                                       2006      1.211          1.358         1,117,601
                                                       2005      1.188          1.211         1,040,580
                                                       2004      1.118          1.188           109,070
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.916          0.894                --
                                                       2008      1.329          0.916           319,764
                                                       2007      1.333          1.329           545,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.136          1.197                --
                                                       2010      1.032          1.136         1,816,628
                                                       2009      0.753          1.032         2,392,519
                                                       2008      1.333          0.753         2,666,555
                                                       2007      1.340          1.333         3,529,037
                                                       2006      1.208          1.340         3,639,218
                                                       2005      1.174          1.208         2,609,873
                                                       2004      1.128          1.174            66,010
                                                       2003      1.000          1.128                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2011      1.179          1.278                --
                                                       2010      1.079          1.179             9,167
                                                       2009      0.905          1.079            11,666
                                                       2008      1.297          0.905            22,550
                                                       2007      1.248          1.297            74,726
                                                       2006      1.083          1.248            75,667
                                                       2005      1.111          1.083            93,532
                                                       2004      1.100          1.111            18,420
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.274          1.246               785

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.052          1.107         1,543,254
                                                       2010      0.960          1.052         3,186,476
                                                       2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.227          1.262         5,904,017
                                                       2006      1.136          1.227         6,911,210
                                                       2005      1.116          1.136         4,861,747
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2011      1.271          1.164           357,667
                                                       2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.441          1.425           918,544
                                                       2006      1.263          1.441           840,698
                                                       2005      1.234          1.263           687,139
                                                       2004      1.167          1.234            78,545
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2011      1.129          1.096           145,486
                                                       2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.202          1.236           482,503
                                                       2006      1.176          1.202           540,044
                                                       2005      1.144          1.176           474,812
                                                       2004      1.167          1.144            17,873
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.232          1.263           159,419
                                                       2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2011      1.558          1.462           184,538
                                                       2010      1.301          1.558           242,497
                                                       2009      0.980          1.301           416,392
                                                       2008      1.550          0.980           539,165
                                                       2007      1.481          1.550           587,815
                                                       2006      1.321          1.481           622,298
                                                       2005      1.248          1.321           716,785
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.663          1.647            50,434
                                                       2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2011      1.323          1.421                --
                                                       2010      1.306          1.323                --
                                                       2009      1.040          1.306                --
                                                       2008      1.881          1.040                --
                                                       2007      1.811          1.881                --
                                                       2006      1.473          1.811                --
                                                       2005      1.350          1.473                --
                                                       2004      1.172          1.350                --
                                                       2003      1.000          1.172                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313                --
                                                       2006      1.182          1.297           623,134
                                                       2005      1.169          1.182           551,799
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.934          0.920                --
                                                       2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2011      1.212          1.233                --
                                                       2010      1.113          1.212            34,356
                                                       2009      0.955          1.113            45,072
                                                       2008      1.131          0.955            53,607
                                                       2007      1.136          1.131            69,170
                                                       2006      1.103          1.136            69,487
                                                       2005      1.101          1.103            96,787
                                                       2004      1.056          1.101            22,686
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2011      1.538          1.538           623,093
                                                       2010      1.350          1.538           837,410
                                                       2009      0.864          1.350         1,027,347
                                                       2008      1.263          0.864         1,407,255
                                                       2007      1.290          1.263         1,501,251
                                                       2006      1.190          1.290         1,597,304
                                                       2005      1.187          1.190         1,059,905
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.010          1.002                --
                                                       2009      1.031          1.010         1,223,655
                                                       2008      1.029          1.031         2,560,810
                                                       2007      1.004          1.029         1,322,232
                                                       2006      0.983          1.004           845,554
                                                       2005      0.978          0.983            62,290
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.574          1.675                --
                                                       2006      1.427          1.574           117,303
                                                       2005      1.393          1.427           103,410
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.488          1.560                --
                                                       2006      1.288          1.488                --
                                                       2005      1.238          1.288                --
                                                       2004      1.146          1.238                --
                                                       2003      1.000          1.146                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.227          1.201             8,306
                                                       2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.864          0.800           355,554
                                                       2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.395          1.225           100,424
                                                       2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.706          1.434            62,893
                                                       2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.330          1.288            21,903
                                                       2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.683          1.524           214,115
                                                       2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.055          0.977           116,844
                                                       2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.950          0.893           700,021
                                                       2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.099          1.000           773,227
                                                       2010      1.056          1.099         1,022,002

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.968          0.824            60,759

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.486          1.974           708,083
                                                       2010      2.058          2.486           958,219
                                                       2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.410             6,381
                                                       2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.461          1.329                --
                                                       2010      1.133          1.461                --
                                                       2009      0.737          1.133                --
                                                       2008      1.335          0.737                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.305          1.422           792,067
                                                       2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.401          1.412         2,054,992
                                                       2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.324          1.235           127,106
                                                       2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.481          1.499           764,885
                                                       2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.891          0.836         1,548,514
                                                       2010      0.780          0.891         1,990,849
                                                       2009      0.674          0.780         2,495,892
                                                       2008      1.084          0.674         2,929,009
                                                       2007      1.070          1.084         3,309,548
                                                       2006      1.001          1.070         2,861,770

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.961          0.855           854,404
                                                       2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.329          1.258            22,955
                                                       2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.149          1.195           512,902
                                                       2010      1.088          1.149           621,993
                                                       2009      1.019          1.088           671,588
                                                       2008      1.082          1.019           788,769
                                                       2007      1.043          1.082           931,682
                                                       2006      1.010          1.043           934,982

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.103          0.981           143,263
                                                       2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.986          0.963         2,375,329
                                                       2010      1.002          0.986           823,308

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.276          1.245            19,718
                                                       2006      1.247          1.276            19,469

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.194          1.051         1,536,354

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.067          0.977           320,199
                                                       2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.323          1.299                --
                                                       2010      1.214          1.323                --
                                                       2009      0.888          1.214             3,898
                                                       2008      1.345          0.888             3,344

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.898          0.971                --
                                                       2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.132          1.142           188,948
                                                       2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.077          1.063           266,890
                                                       2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.018          0.981           444,428
                                                       2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.957          0.900           182,075
                                                       2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.197          1.188           415,799
                                                       2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.238          1.236           932,779
                                                       2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.223          1.205           173,426
                                                       2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.974          0.872           904,811
                                                       2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.023          0.986             9,648
                                                       2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.234          1.244            24,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.447          1.340                --
                                                       2007      1.343          1.447                --
                                                       2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Managed Income Subaccount (10/01)........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           772,350
                                                       2004      1.028          1.033            77,717
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,358
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.502          1.430                --
                                                       2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           112,648
                                                       2004      1.238          1.344           118,266
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.920          1.707           485,533
                                                       2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2011      1.621          1.514         1,302,719
                                                       2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2011      1.358          1.301         1,350,622
                                                       2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2011      1.685          1.601           211,660
                                                       2010      1.475          1.685           233,101
                                                       2009      1.114          1.475           268,736
                                                       2008      1.990          1.114           282,289
                                                       2007      1.735          1.990           401,485
                                                       2006      1.594          1.735           475,024
                                                       2005      1.397          1.594           478,999
                                                       2004      1.242          1.397           409,292
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.319          2.018           197,378
                                                       2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.199          1.198            61,888
                                                       2010      1.091          1.199            61,888
                                                       2009      0.824          1.091            64,143
                                                       2008      1.201          0.824            57,684
                                                       2007      1.186          1.201           146,278
                                                       2006      1.028          1.186            81,467
                                                       2005      1.000          1.028            20,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2011      1.626          1.510           180,546
                                                       2010      1.306          1.626           208,112
                                                       2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      0.968          1.297           332,319
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2011      1.742          1.520           226,364
                                                       2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2011      2.063          1.980            10,290
                                                       2010      1.684          2.063            10,685
                                                       2009      1.195          1.684            11,132
                                                       2008      2.181          1.195            16,900
                                                       2007      1.837          2.181            14,917
                                                       2006      1.661          1.837            69,354
                                                       2005      1.519          1.661            86,844
                                                       2004      1.292          1.519            79,984
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.074          1.134                --
                                                       2009      0.911          1.074           193,155
                                                       2008      1.590          0.911           244,341
                                                       2007      1.554          1.590           250,335
                                                       2006      1.382          1.554           324,000
                                                       2005      1.329          1.382           593,024
                                                       2004      1.235          1.329           258,857
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2011      1.428          1.428           271,637
                                                       2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.549          1.534           650,353
                                                       2006      1.459          1.549           681,642
                                                       2005      1.339          1.459           923,195
                                                       2004      1.248          1.339           955,288
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2011      1.373          1.375           509,293
                                                       2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.437          1.520           600,774
                                                       2006      1.283          1.437           646,613
                                                       2005      1.260          1.283           809,539
                                                       2004      1.187          1.260           738,429
                                                       2003      0.977          1.187           505,815
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.983          0.960                --
                                                       2008      1.428          0.983           167,769
                                                       2007      1.433          1.428           215,001

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.243          1.310                --
                                                       2010      1.131          1.243         1,026,387
                                                       2009      0.826          1.131         1,179,401
                                                       2008      1.464          0.826         1,308,236
                                                       2007      1.473          1.464         2,148,712
                                                       2006      1.328          1.473         3,132,860
                                                       2005      1.293          1.328         4,097,406
                                                       2004      1.243          1.293         3,938,967
                                                       2003      0.969          1.243         2,089,352
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2011      1.235          1.338                --
                                                       2010      1.131          1.235             5,817
                                                       2009      0.950          1.131             7,771
                                                       2008      1.363          0.950            19,256
                                                       2007      1.312          1.363            23,142
                                                       2006      1.140          1.312            36,585
                                                       2005      1.170          1.140            52,423
                                                       2004      1.160          1.170            54,112
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.334          1.304             4,514

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.119          1.176           489,073
                                                       2010      1.022          1.119           676,664
                                                       2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.310          1.346         1,536,804
                                                       2006      1.215          1.310         1,997,656
                                                       2005      1.194          1.215         2,926,511
                                                       2004      1.165          1.194         3,143,512
                                                       2003      0.979          1.165         1,606,291
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2011      1.412          1.292           251,853
                                                       2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.608          1.588           712,487
                                                       2006      1.410          1.608           785,346
                                                       2005      1.379          1.410           997,095
                                                       2004      1.306          1.379         1,049,017
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2011      1.309          1.269            61,746
                                                       2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.398          1.436           163,477
                                                       2006      1.370          1.398           317,185
                                                       2005      1.334          1.370           463,770
                                                       2004      1.362          1.334           598,131
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.321          1.353           124,413
                                                       2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2011      1.653          1.550            79,254
                                                       2010      1.382          1.653            86,116
                                                       2009      1.042          1.382            85,317
                                                       2008      1.649          1.042           152,075
                                                       2007      1.578          1.649           231,336
                                                       2006      1.408          1.578           326,064
                                                       2005      1.332          1.408           385,744
                                                       2004      1.236          1.332           561,478
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.884          1.864            36,782
                                                       2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2011      1.374          1.474                --
                                                       2010      1.357          1.374             3,739
                                                       2009      1.082          1.357             3,739
                                                       2008      1.959          1.082             3,739
                                                       2007      1.888          1.959             3,739
                                                       2006      1.537          1.888             4,097
                                                       2005      1.410          1.537            16,587
                                                       2004      1.226          1.410            17,488
                                                       2003      0.985          1.226            14,449
                                                       2002      1.000          0.985                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           277,264
                                                       2005      1.261          1.274           315,343
                                                       2004      1.210          1.261           215,652
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.927          0.913                --
                                                       2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2011      1.255          1.276                --
                                                       2010      1.153          1.255            78,198
                                                       2009      0.990          1.153            78,626
                                                       2008      1.175          0.990            79,002
                                                       2007      1.181          1.175           110,929
                                                       2006      1.148          1.181           176,146
                                                       2005      1.147          1.148           406,310
                                                       2004      1.101          1.147           379,768
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2011      1.739          1.738           144,650
                                                       2010      1.528          1.739           176,029
                                                       2009      0.979          1.528           251,608
                                                       2008      1.433          0.979           266,650
                                                       2007      1.465          1.433           352,052
                                                       2006      1.352          1.465           414,956
                                                       2005      1.351          1.352           623,810
                                                       2004      1.253          1.351           618,112
                                                       2003      1.007          1.253           598,011
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      0.992          0.984                --
                                                       2009      1.014          0.992           234,494
                                                       2008      1.013          1.014           605,509
                                                       2007      0.990          1.013           420,574
                                                       2006      0.969          0.990           159,970
                                                       2005      0.966          0.969           496,424
                                                       2004      0.982          0.966           589,082
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            62,178
                                                       2005      1.523          1.559            64,424
                                                       2004      1.350          1.523            69,737
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.562          1.638                --
                                                       2006      1.354          1.562            10,808
                                                       2005      1.302          1.354            10,808
                                                       2004      1.206          1.302            10,808
                                                       2003      0.969          1.206            10,808
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.288          1.259            17,873
                                                       2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.860          0.795            91,338
                                                       2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.387          1.217            25,501
                                                       2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.839          1.544            79,099
                                                       2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.323          1.280            15,015
                                                       2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.725          1.560            78,171
                                                       2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.050          0.970            16,973
                                                       2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.945          0.888           359,357
                                                       2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.183          1.076           147,063
                                                       2010      1.138          1.183           193,121

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.963          0.819           284,042

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.813          2.232            58,560
                                                       2010      2.332          2.813            66,673
                                                       2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.698          1.479            37,990
                                                       2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.592          1.446                --
                                                       2010      1.235          1.592                --
                                                       2009      0.805          1.235                --
                                                       2008      1.459          0.805                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.291          1.405           256,710
                                                       2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.410          1.419           968,441
                                                       2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.411          1.315             4,624
                                                       2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.471          1.488           147,391
                                                       2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.887          0.831           672,157
                                                       2010      0.777          0.887           787,223
                                                       2009      0.673          0.777           871,811
                                                       2008      1.083          0.673           840,429
                                                       2007      1.070          1.083         1,118,420
                                                       2006      1.001          1.070         1,080,842

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.957          0.850           180,700
                                                       2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.521          1.437            35,931
                                                       2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.191          1.237           211,322
                                                       2010      1.128          1.191           527,944
                                                       2009      1.058          1.128           526,265
                                                       2008      1.124          1.058           533,678
                                                       2007      1.086          1.124           674,523
                                                       2006      1.052          1.086           906,848

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.147          1.019            58,059
                                                       2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.968          0.945           124,834
                                                       2010      0.984          0.968           342,009

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.307          1.149           820,706

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.149          1.051           146,972
                                                       2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.406          1.379           106,038
                                                       2010      1.291          1.406           110,085
                                                       2009      0.945          1.291           110,805
                                                       2008      1.433          0.945           111,150

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.894          0.966                --
                                                       2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.127          1.135                --
                                                       2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.072          1.057           123,846
                                                       2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.014          0.975           417,038
                                                       2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.953          0.895           138,179
                                                       2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.269          1.258            20,037
                                                       2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.278          1.275           496,556
                                                       2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.215          1.196            49,055
                                                       2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.970          0.867           348,086
                                                       2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.018          0.980                --
                                                       2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.277          1.287            32,632

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.582          1.463                --
                                                       2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           996,352
                                                       2004      1.073          1.077         1,002,647
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      2.000          1.785           365,372
                                                       2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.596          1.496           857,397
                                                       2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.320          1.269           967,941
                                                       2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.230          2.332                --
                                                       2006      1.717          2.230             3,768
                                                       2005      1.370          1.717             3,768
                                                       2004      1.119          1.370             3,768
                                                       2003      0.799          1.119             3,768
                                                       2002      1.000          0.799             3,768

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.194          1.141                --
                                                       2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.970          0.915                --
                                                       2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.501          1.430            25,300
                                                       2010      1.310          1.501            29,667
                                                       2009      0.987          1.310            41,555
                                                       2008      1.758          0.987            50,351
                                                       2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.275          1.215                --
                                                       2010      1.103          1.275                --
                                                       2009      0.829          1.103                --
                                                       2008      1.443          0.829                --
                                                       2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.071          1.809           187,933
                                                       2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.441           145,563
                                                       2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.187          1.202                --
                                                       2009      0.964          1.187                --
                                                       2008      1.387          0.964             4,621
                                                       2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.246          1.332                --
                                                       2010      1.023          1.246            17,291
                                                       2009      0.665          1.023            17,308
                                                       2008      1.212          0.665            23,725
                                                       2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.173          1.103                --
                                                       2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.241          1.246           646,832
                                                       2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.370          1.317         1,574,995

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.333          1.340           531,080
                                                       2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.412          1.458           952,825

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.364          1.254           690,899
                                                       2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.243          1.210           363,761
                                                       2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.351          1.348           587,902

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.216          1.250           252,331
                                                       2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.610          1.599            88,702
                                                       2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.225          1.200                --
                                                       2010      1.115          1.225                --
                                                       2009      0.927          1.115                --
                                                       2008      1.264          0.927                --
                                                       2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.954          0.941                --
                                                       2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.403          1.350                --
                                                       2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.708          1.717            27,308
                                                       2010      1.500          1.708            40,978
                                                       2009      1.039          1.500            55,012
                                                       2008      1.397          1.039            67,549
                                                       2007      1.388          1.397           131,342
                                                       2006      1.321          1.388           211,798

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.153          1.132           123,696
                                                       2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814            74,644
                                                       2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.419          1.250            29,730
                                                       2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.597          1.346           350,067
                                                       2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.353          1.314            25,880
                                                       2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.427          1.295            67,702
                                                       2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.073          0.996             3,327
                                                       2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.101          0.665             4,006
                                                       2007      1.246          1.101             1,179

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                --
                                                       2008      1.235          0.905                --
                                                       2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.641          1.685            18,592
                                                       2010      1.480          1.641            29,133
                                                       2009      1.102          1.480            87,779
                                                       2008      1.378          1.102            96,720
                                                       2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909           325,661
                                                       2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.562          2.048                (0)
                                                       2010      2.109          2.562             3,889
                                                       2009      1.273          2.109            15,857
                                                       2008      2.912          1.273             7,352
                                                       2007      2.318          2.912             3,768

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.415           124,348
                                                       2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.459          1.331                --
                                                       2010      1.127          1.459             8,375
                                                       2009      0.732          1.127             8,375
                                                       2008      1.323          0.732             8,375

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.331          1.454           447,841
                                                       2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.541          1.557         1,709,735
                                                       2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.455          1.361            16,643
                                                       2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.511          1.534            83,967
                                                       2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.327          1.069             9,314

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.909          0.855            85,615
                                                       2010      0.793          0.909           121,728
                                                       2009      0.683          0.793           170,212
                                                       2008      1.094          0.683           168,060
                                                       2007      1.074          1.094           224,390
                                                       2006      1.001          1.074           224,507

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869           483,571
                                                       2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.103          1.064            55,946
                                                       2010      0.980          1.103            87,047
                                                       2009      0.787          0.980           166,996

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.883          0.838           162,951
                                                       2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.279          1.335             2,125
                                                       2010      1.205          1.279             2,306
                                                       2009      1.123          1.205             2,329
                                                       2008      1.187          1.123             3,620
                                                       2007      1.140          1.187            30,422
                                                       2006      1.101          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.127          1.147                --
                                                       2010      1.049          1.127                --
                                                       2009      0.907          1.049                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.054          0.940           160,782
                                                       2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.006          0.985            68,772
                                                       2010      1.027          1.006           267,069
                                                       2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.203          1.136            48,315

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      0.993          0.934            15,773
                                                       2010      0.905          0.993            15,780
                                                       2009      0.700          0.905            15,787
                                                       2008      1.137          0.700            15,795

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.179          1.083           188,138
                                                       2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                --
                                                       2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161                --
                                                       2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081            57,498
                                                       2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998           210,568
                                                       2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915                --
                                                       2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.176          1.171            53,822
                                                       2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.343          1.344           846,527
                                                       2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.248          1.233            33,660
                                                       2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887            84,437
                                                       2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003           189,274
                                                       2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.076          1.070             1,497
                                                       2010      0.816          1.076             1,499
                                                       2009      0.601          0.816            42,612
                                                       2008      0.917          0.601            44,019

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.132          1.172             2,205
                                                       2010      1.090          1.132             2,364
                                                       2009      1.065          1.090             2,195
                                                       2008      1.089          1.065            16,951
                                                       2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.432          1.327                --
                                                       2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           250,936
                                                       2004      1.187          1.284           225,563
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      1.000          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.786          0.762                --
                                                       2008      1.250          0.786           187,248
                                                       2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.614          0.629                --
                                                       2008      1.102          0.614             1,983
                                                       2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151                --
                                                       2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.798          1.604            71,588
                                                       2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.488          1.395           357,974
                                                       2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.272          1.223           141,856
                                                       2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.433          2.545                --
                                                       2006      1.875          2.433                --
                                                       2005      1.496          1.875                --
                                                       2004      1.223          1.496                --
                                                       2003      1.000          1.223                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.399          1.337                --
                                                       2007      1.334          1.399                --
                                                       2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.148          1.082                --
                                                       2007      1.318          1.148                --
                                                       2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.570          1.494                --
                                                       2010      1.371          1.570                --
                                                       2009      1.033          1.371                --
                                                       2008      1.842          1.033                --
                                                       2007      1.603          1.842                --
                                                       2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.331          1.267                --
                                                       2010      1.152          1.331                --
                                                       2009      0.867          1.152                --
                                                       2008      1.509          0.867                --
                                                       2007      1.444          1.509                --
                                                       2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.140          1.868            82,243
                                                       2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.440            79,869
                                                       2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.458          1.476                --
                                                       2009      1.185          1.458                --
                                                       2008      1.705          1.185                --
                                                       2007      1.431          1.705                --
                                                       2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.666          1.781                --
                                                       2010      1.368          1.666                --
                                                       2009      0.890          1.368                --
                                                       2008      1.623          0.890                --
                                                       2007      1.362          1.623                --
                                                       2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.494          1.405                --
                                                       2007      1.395          1.494                --
                                                       2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.332          1.337            96,718
                                                       2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.473          1.415           271,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.327          1.333            40,599
                                                       2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.409          1.453           124,725

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.294          1.189            81,563
                                                       2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.510          1.441           233,632

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.151          1.119            35,918
                                                       2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.252          1.250            48,526

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.255          1.290            56,344
                                                       2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.694          1.682             5,158
                                                       2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.221          1.196                --
                                                       2010      1.112          1.221                --
                                                       2009      0.924          1.112                --
                                                       2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.938                --
                                                       2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.203          1.251                --
                                                       2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.432          1.480                --
                                                       2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.334          1.391                --
                                                       2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522                --
                                                       2007      1.523          1.581                --
                                                       2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.563          1.571                --
                                                       2010      1.374          1.563                --
                                                       2009      0.952          1.374                --
                                                       2008      1.281          0.952                --
                                                       2007      1.273          1.281                --
                                                       2006      1.212          1.273                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.250          1.226                --
                                                       2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811                --
                                                       2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.415          1.246            25,618
                                                       2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.464            59,472
                                                       2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.349          1.310             1,239
                                                       2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.715          1.556             4,779
                                                       2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.070          0.993                --
                                                       2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.100          0.664                --
                                                       2007      1.245          1.100                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891                --
                                                       2008      1.233          0.903                --
                                                       2007      1.184          1.233                --
                                                       2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.560          1.602                --
                                                       2010      1.408          1.560                --
                                                       2009      1.048          1.408                --
                                                       2008      1.312          1.048                --
                                                       2007      1.254          1.312                --
                                                       2006      1.201          1.254                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906            73,888
                                                       2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.791          2.229                --
                                                       2010      2.298          2.791                --
                                                       2009      1.387          2.298                --
                                                       2008      3.176          1.387                --
                                                       2007      2.529          3.176                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440               693
                                                       2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.488          1.357                --
                                                       2010      1.151          1.488                --
                                                       2009      0.747          1.151                --
                                                       2008      1.351          0.747                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.330          1.452           113,403
                                                       2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.427          1.442           470,845
                                                       2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.349          1.261                --
                                                       2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.506          1.528           179,410
                                                       2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.774          1.429                --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.906          0.852                --
                                                       2010      0.791          0.906                --
                                                       2009      0.682          0.791                --
                                                       2008      1.093          0.682                --
                                                       2007      1.074          1.093                --
                                                       2006      1.001          1.074                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867            85,078
                                                       2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.274          1.230                --
                                                       2010      1.133          1.274                --
                                                       2009      0.911          1.133                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.354          1.284             3,453
                                                       2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.182          1.233                --
                                                       2010      1.114          1.182                --
                                                       2009      1.039          1.114                --
                                                       2008      1.099          1.039                --
                                                       2007      1.056          1.099                --
                                                       2006      1.020          1.056                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.124          1.142                --
                                                       2010      1.046          1.124                --
                                                       2009      0.905          1.046                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.123          1.002             7,923
                                                       2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.015          0.994           106,531
                                                       2010      1.036          1.015           121,065
                                                       2009      1.054          1.036           151,660
                                                       2008      1.046          1.054            54,462
                                                       2007      1.017          1.046             9,494
                                                       2006      0.998          1.017                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.334          1.259                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.161          1.091                --
                                                       2010      1.059          1.161                --
                                                       2009      0.819          1.059                --
                                                       2008      1.331          0.819                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.087          0.998            29,651
                                                       2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983                --
                                                       2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158                --
                                                       2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078                --
                                                       2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995                --
                                                       2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913                --
                                                       2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.219          1.213             5,328
                                                       2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.261          1.262           131,684
                                                       2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.244          1.228             6,452
                                                       2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884           178,683
                                                       2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000                --
                                                       2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.271          1.263                --
                                                       2010      0.964          1.271                --
                                                       2009      0.710          0.964                --
                                                       2008      1.084          0.710                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.128          1.167                --
                                                       2010      1.087          1.128                --
                                                       2009      1.062          1.087                --
                                                       2008      1.087          1.062                --
                                                       2007      1.062          1.087                --
                                                       2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.463          1.356                --
                                                       2007      1.355          1.463                --
                                                       2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.910          0.881                --
                                                       2008      1.447          0.910                --
                                                       2007      1.513          1.447                --
                                                       2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.780          0.798                --
                                                       2008      1.400          0.780                --
                                                       2007      1.271          1.400                --
                                                       2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             34,807
                                                       2004      1.178          1.218             41,326
                                                       2003      0.963          1.178             36,438
                                                       2002      1.000          0.963                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.951          1.738          3,623,489
                                                       2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.647          1.541         10,103,779
                                                       2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.380          1.325         11,105,881
                                                       2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.716          2.840                 --
                                                       2006      2.096          2.716                 --
                                                       2005      1.676          2.096                 --
                                                       2004      1.372          1.676                 --
                                                       2003      0.982          1.372                 --
                                                       2002      1.000          0.982                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.438          1.374                 --
                                                       2007      1.373          1.438            298,656
                                                       2006      1.206          1.373            397,978
                                                       2005      1.181          1.206            391,653
                                                       2004      1.150          1.181            322,804
                                                       2003      0.971          1.150            188,469
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.249          1.177                 --
                                                       2007      1.437          1.249            268,359
                                                       2006      1.416          1.437            313,175
                                                       2005      1.369          1.416            377,046
                                                       2004      1.257          1.369            311,733
                                                       2003      0.976          1.257            231,835
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.691          1.608            450,337
                                                       2010      1.479          1.691            711,084
                                                       2009      1.117          1.479            835,808
                                                       2008      1.993          1.117            879,496
                                                       2007      1.738          1.993          1,772,730
                                                       2006      1.595          1.738          2,182,747
                                                       2005      1.398          1.595          2,061,509
                                                       2004      1.242          1.398          1,531,588
                                                       2003      0.991          1.242            910,082
                                                       2002      1.000          0.991                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.388          1.319              3,797
                                                       2010      1.203          1.388              3,808
                                                       2009      0.906          1.203              3,821
                                                       2008      1.580          0.906             11,037
                                                       2007      1.514          1.580             39,535
                                                       2006      1.361          1.514             74,317
                                                       2005      1.153          1.361            130,669
                                                       2004      1.164          1.153            116,084
                                                       2003      0.953          1.164             85,921
                                                       2002      1.000          0.953                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.357          2.054          2,481,940
                                                       2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.771          1.547          2,765,424
                                                       2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            144,872
                                                       2004      1.000          1.064             31,644

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232          1,000,058
                                                       2004      1.105          1.170          1,007,817
                                                       2003      0.994          1.105            761,916
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.578          1.596                 --
                                                       2009      1.284          1.578              7,976
                                                       2008      1.850          1.284              8,431
                                                       2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.860          1.986                 --
                                                       2010      1.529          1.860             23,191
                                                       2009      0.997          1.529             26,563
                                                       2008      1.819          0.997             37,835
                                                       2007      1.529          1.819             41,665
                                                       2006      1.450          1.529             51,633
                                                       2005      1.330          1.450             70,170
                                                       2004      1.352          1.330             54,392
                                                       2003      0.944          1.352             41,727
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.541          1.449                 --
                                                       2007      1.441          1.541             65,551
                                                       2006      1.250          1.441             89,928
                                                       2005      1.211          1.250            138,407
                                                       2004      1.185          1.211            135,271
                                                       2003      0.980          1.185            198,223
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.452          1.454          4,914,155
                                                       2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.614          1.549         16,790,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.395          1.400          4,165,951
                                                       2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.490          1.535          7,070,990

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.435          1.316          4,586,735
                                                       2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.330          1.292          1,735,140
                                                       2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.455          1.451          5,938,566

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.343          1.378            757,147
                                                       2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.914          1.898            646,866
                                                       2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.209          1.182             61,224
                                                       2010      1.102          1.209             61,224
                                                       2009      0.918          1.102             61,224
                                                       2008      1.255          0.918             61,224
                                                       2007      1.158          1.255             61,224
                                                       2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.940          0.927              8,092
                                                       2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399            221,919
                                                       2005      1.334          1.373            240,936
                                                       2004      1.358          1.334            236,815
                                                       2003      0.961          1.358            179,718
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            410,208
                                                       2005      1.387          1.491            570,991
                                                       2004      1.300          1.387            576,176
                                                       2003      0.949          1.300            503,329
                                                       2002      1.000          0.949                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             68,458
                                                       2005      1.304          1.322             76,362
                                                       2004      1.231          1.304             80,237
                                                       2003      0.967          1.231             66,312
                                                       2002      1.000          0.967                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089            139,374
                                                       2004      1.000          1.072             15,056

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.713          1.648                 --
                                                       2007      1.652          1.713            180,514
                                                       2006      1.743          1.652            228,846

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.703          1.709            365,532
                                                       2010      1.499          1.703            453,313
                                                       2009      1.040          1.499            523,878
                                                       2008      1.402          1.040            629,813
                                                       2007      1.395          1.402            858,402
                                                       2006      1.330          1.395            881,687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.309          1.282            195,760
                                                       2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.869          0.804          1,058,335
                                                       2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.403          1.233            272,080
                                                       2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.869          1.572          1,238,865
                                                       2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.338          1.297             87,293
                                                       2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.753          1.589            508,715
                                                       2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.061          0.983            226,710
                                                       2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.095          0.661            255,652
                                                       2007      1.242          1.095            123,065

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.226          0.896            106,858
                                                       2007      1.179          1.226            101,276
                                                       2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.720          1.763            731,987
                                                       2010      1.554          1.720            923,603
                                                       2009      1.159          1.554          1,036,281
                                                       2008      1.453          1.159          1,205,645
                                                       2007      1.391          1.453          1,770,880
                                                       2006      1.333          1.391          2,140,686

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.954          0.898          2,718,048
                                                       2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.973          0.829            140,448

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.097          2.470             15,002
                                                       2010      2.554          3.097             18,745
                                                       2009      1.544          2.554             33,958
                                                       2008      3.540          1.544              3,447
                                                       2007      2.822          3.540                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.725          1.506            384,445
                                                       2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.618          1.472              6,701
                                                       2010      1.252          1.618              7,048
                                                       2009      0.815          1.252              7,350
                                                       2008      1.474          0.815              7,618

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.311          1.429          3,162,840
                                                       2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.432          1.445         10,320,334
                                                       2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.433          1.338            350,564
                                                       2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.491          1.511          1,247,275
                                                       2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.978          1.592             23,152

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.900          0.845          1,348,026
                                                       2010      0.787          0.900          1,727,893
                                                       2009      0.680          0.787          2,114,384
                                                       2008      1.091          0.680          2,607,065
                                                       2007      1.073          1.091          3,491,053
                                                       2006      1.001          1.073          2,072,174

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.966          0.860          2,770,009
                                                       2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.383          1.332            530,635
                                                       2010      1.231          1.383            652,706
                                                       2009      0.991          1.231            741,888

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.545          1.463            448,847
                                                       2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.211          1.262            462,311
                                                       2010      1.143          1.211            599,358
                                                       2009      1.068          1.143            726,040
                                                       2008      1.131          1.068            768,685
                                                       2007      1.089          1.131          1,228,697
                                                       2006      1.052          1.089            378,941

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.112          1.129             55,710
                                                       2010      1.038          1.112             71,441
                                                       2009      0.898          1.038             85,678

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.166          1.038          1,097,516
                                                       2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.995          0.973          1,541,278
                                                       2010      1.017          0.995          1,155,191
                                                       2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.396          1.315            207,446

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.188          1.115            219,866
                                                       2010      1.085          1.188            243,801
                                                       2009      0.841          1.085            258,420
                                                       2008      1.368          0.841            294,964

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.167          1.070          1,651,404
                                                       2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.902          0.976                 --
                                                       2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.137          1.148          1,290,673
                                                       2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.082          1.069            607,283
                                                       2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.023          0.987          3,019,882
                                                       2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.962          0.905            537,056
                                                       2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.289          1.281          1,855,823
                                                       2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.299          1.298          7,077,571
                                                       2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.231          1.214            568,837
                                                       2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.979          0.877          2,019,294
                                                       2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.028          0.992            255,882
                                                       2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.377          1.366            111,744
                                                       2010      1.046          1.377            130,908
                                                       2009      0.772          1.046            177,556
                                                       2008      1.179          0.772            216,413

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137            187,465

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.117          1.154             58,200
                                                       2010      1.078          1.117             45,355
                                                       2009      1.055          1.078            164,292
                                                       2008      1.081          1.055             75,812
                                                       2007      1.058          1.081             49,091
                                                       2006      1.027          1.058             57,884

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.598          1.479                 --
                                                       2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          2,470,437
                                                       2004      1.229          1.277          2,374,115
                                                       2003      0.995          1.229            596,150
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            259,579
                                                       2004      1.278          1.455            254,423
                                                       2003      0.977          1.278            209,822
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300          1,087,695
                                                       2004      1.201          1.296            919,724
                                                       2003      1.003          1.201            516,662
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            165,941
                                                       2004      1.220          1.318            158,630
                                                       2003      0.978          1.220            112,426
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064          1,139,958
                                                       2004      1.061          1.071          1,065,664
                                                       2003      1.014          1.061            543,097
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             53,294
                                                       2004      1.000          1.046             16,481

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.990          0.958                 --
                                                       2008      1.578          0.990          1,007,476
                                                       2007      1.652          1.578          1,442,269
                                                       2006      1.456          1.652          1,904,003
                                                       2005      1.431          1.456          2,281,096
                                                       2004      1.246          1.431          2,030,623
                                                       2003      0.974          1.246          1,003,439
                                                       2002      1.000          0.974                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.812          0.830                 --
                                                       2008      1.459          0.812             17,242
                                                       2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.348          1.200               --
                                                       2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.169          1.094           11,675
                                                       2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.018          0.977               --
                                                       2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      1.578          1.649               --
                                                       2006      1.218          1.578               --
                                                       2005      1.000          1.218               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.199          1.145               --
                                                       2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.932          0.878               --
                                                       2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.195          1.135               --
                                                       2010      1.046          1.195               --
                                                       2009      0.790          1.046               --
                                                       2008      1.411          0.790               --
                                                       2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.197          1.137               --
                                                       2010      1.038          1.197               --
                                                       2009      0.782          1.038               --
                                                       2008      1.364          0.782               --
                                                       2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.426          1.243               --
                                                       2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.185          1.035               --
                                                       2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.189          1.203               --
                                                       2009      0.968          1.189               --
                                                       2008      1.396          0.968               --
                                                       2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.435          1.532               --
                                                       2010      1.180          1.435               --
                                                       2009      0.770          1.180               --
                                                       2008      1.406          0.770               --
                                                       2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.280          1.203               --
                                                       2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.092          1.094               --
                                                       2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.216          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.092          1.095               --
                                                       2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.168          1.204               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.047          0.960               --
                                                       2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.015          0.985               --
                                                       2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.113          1.109               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.004          1.030               --
                                                       2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.258          1.247               --
                                                       2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.144          1.118               --
                                                       2010      1.044          1.144               --
                                                       2009      0.869          1.044               --
                                                       2008      1.189          0.869               --
                                                       2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.937               --
                                                       2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.169          1.125               --
                                                       2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.303          1.307               --
                                                       2010      1.148          1.303               --
                                                       2009      0.797          1.148               --
                                                       2008      1.075          0.797               --
                                                       2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.993          0.972               --
                                                       2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.866          0.802               --
                                                       2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.399          1.229               --
                                                       2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.304          1.096               --
                                                       2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.334          1.293               --
                                                       2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.276          1.155               --
                                                       2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.058          0.980               --
                                                       2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.094          0.660               --
                                                       2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.836          0.825               --
                                                       2008      1.144          0.836               --
                                                       2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.364          1.397               --
                                                       2010      1.233          1.364               --
                                                       2009      0.920          1.233               --
                                                       2008      1.154          0.920               --
                                                       2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.952          0.896               --
                                                       2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.970          0.826               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      1.795          1.431               --
                                                       2010      1.481          1.795               --
                                                       2009      0.896          1.481               --
                                                       2008      2.055          0.896               --
                                                       2007      1.638          2.055               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.210          1.056               --
                                                       2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.261          1.147               --
                                                       2010      0.977          1.261               --
                                                       2009      0.636          0.977               --
                                                       2008      1.151          0.636               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.168          1.273               --
                                                       2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.335          1.347           25,949
                                                       2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.094          1.021               --
                                                       2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.354          1.371               --
                                                       2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.526          1.228               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.898          0.842               --
                                                       2010      0.785          0.898               --
                                                       2009      0.679          0.785               --
                                                       2008      1.090          0.679               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.964          0.857               --
                                                       2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      0.974          0.938               --
                                                       2010      0.867          0.974               --
                                                       2009      0.698          0.867               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.097          1.039               --
                                                       2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.122          1.169               --
                                                       2010      1.060          1.122               --
                                                       2009      0.991          1.060               --
                                                       2008      1.050          0.991               --
                                                       2007      1.011          1.050               --
                                                       2006      0.978          1.011               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.036          1.051               --
                                                       2010      0.967          1.036               --
                                                       2009      0.837          0.967               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.958          0.852               --
                                                       2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.020          0.997           20,162
                                                       2010      1.043          1.020           25,797
                                                       2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.175          1.107               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      0.989          0.928               --
                                                       2010      0.904          0.989               --
                                                       2009      0.701          0.904               --
                                                       2008      1.140          0.701               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.887          0.813               --
                                                       2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.900          0.973               --
                                                       2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.135          1.145               --
                                                       2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.080          1.066               --
                                                       2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.021          0.984               --
                                                       2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.959          0.902               --
                                                       2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.994          0.987               --
                                                       2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.060          1.059               --
                                                       2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.093          1.078               --
                                                       2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.977          0.874               --
                                                       2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.026          0.989               --
                                                       2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.026          1.017               --
                                                       2010      0.779          1.026               --
                                                       2009      0.575          0.779               --
                                                       2008      0.880          0.575               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.040          1.074               --
                                                       2010      1.004          1.040               --
                                                       2009      0.983          1.004               --
                                                       2008      1.008          0.983               --
                                                       2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.248          1.155               --
                                                       2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.698          0.675               --
                                                       2008      1.113          0.698               --
                                                       2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.683          0.698               --
                                                       2008      1.228          0.683               --
                                                       2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148                --
                                                       2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.765          1.571         1,033,379
                                                       2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.461          1.366         2,762,004
                                                       2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.248          1.197         2,852,395
                                                       2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.413          2.521                --
                                                       2006      1.864          2.413                --
                                                       2005      1.491          1.864                --
                                                       2004      1.222          1.491                --
                                                       2003      1.000          1.222                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.384          1.321                --
                                                       2007      1.322          1.384                --
                                                       2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.135          1.069                --
                                                       2007      1.307          1.135             7,959
                                                       2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.541          1.463            51,406
                                                       2010      1.349          1.541            58,995
                                                       2009      1.020          1.349           133,879
                                                       2008      1.821          1.020           141,149
                                                       2007      1.590          1.821           114,282
                                                       2006      1.461          1.590           120,861
                                                       2005      1.282          1.461            70,187
                                                       2004      1.140          1.282             8,029
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.307          1.241                --
                                                       2010      1.134          1.307                --
                                                       2009      0.855          1.134                --
                                                       2008      1.492          0.855                --
                                                       2007      1.432          1.492                --
                                                       2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.101          1.830           682,793
                                                       2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.615          1.410           811,387
                                                       2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            20,924
                                                       2004      1.000          1.063                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.435          1.451                --
                                                       2009      1.169          1.435                --
                                                       2008      1.686          1.169                --
                                                       2007      1.419          1.686                --
                                                       2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.636          1.747                --
                                                       2010      1.346          1.636                --
                                                       2009      0.878          1.346                --
                                                       2008      1.605          0.878                --
                                                       2007      1.351          1.605                --
                                                       2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.477          1.388                --
                                                       2007      1.383          1.477                --
                                                       2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.308          1.309           752,119
                                                       2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.459          1.400         2,144,900

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.302          1.305           652,893
                                                       2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.396          1.438         1,055,670

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.271          1.164           357,667
                                                       2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.129          1.096           145,486
                                                       2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.241          1.236           482,503

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.232          1.263           159,419
                                                       2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.663          1.647            50,434
                                                       2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.201          1.173                --
                                                       2010      1.096          1.201                --
                                                       2009      0.914          1.096                --
                                                       2008      1.251          0.914                --
                                                       2007      1.155          1.251                --
                                                       2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.934          0.920                --
                                                       2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.193          1.240                --
                                                       2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.419          1.466                --
                                                       2006      1.308          1.419            12,949
                                                       2005      1.219          1.308            13,099
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.322          1.378                --
                                                       2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.564          1.504                --
                                                       2007      1.510          1.564             4,367
                                                       2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.535          1.538             3,980
                                                       2010      1.352          1.535             4,056
                                                       2009      0.939          1.352            23,716
                                                       2008      1.267          0.939            28,750
                                                       2007      1.262          1.267            29,999
                                                       2006      1.204          1.262            17,174

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.227          1.201             8,306
                                                       2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.864          0.800           355,554
                                                       2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.395          1.225           100,424
                                                       2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.706          1.434            62,893
                                                       2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.330          1.288            21,903
                                                       2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.683          1.524           214,115
                                                       2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.055          0.977           116,844
                                                       2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.092          0.658           109,150
                                                       2007      1.239          1.092            47,641

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.892          0.880                --
                                                       2008      1.222          0.892                --
                                                       2007      1.176          1.222                --
                                                       2006      1.119          1.176                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.532          1.568                --
                                                       2010      1.385          1.532                --
                                                       2009      1.034          1.385                --
                                                       2008      1.298          1.034                --
                                                       2007      1.244          1.298             1,331
                                                       2006      1.193          1.244             1,329

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.950          0.893           700,021
                                                       2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.968          0.824            60,759

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.740          2.183                --
                                                       2010      2.262          2.740                --
                                                       2009      1.369          2.262                --
                                                       2008      3.141          1.369                --
                                                       2007      2.505          3.141                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.410             6,381
                                                       2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.461          1.329                --
                                                       2010      1.133          1.461                --
                                                       2009      0.737          1.133                --
                                                       2008      1.335          0.737                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.305          1.422           792,067
                                                       2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.401          1.412         2,054,992
                                                       2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.324          1.235           127,106
                                                       2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.481          1.499           764,885
                                                       2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.740          1.399                --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.896          0.840            83,446
                                                       2010      0.784          0.896            86,536
                                                       2009      0.678          0.784           118,953
                                                       2008      1.089          0.678           117,003
                                                       2007      1.072          1.089           153,982
                                                       2006      1.001          1.072            31,253

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.961          0.855           854,404
                                                       2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.251          1.204            33,503
                                                       2010      1.115          1.251            39,108
                                                       2009      0.898          1.115            40,332

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.329          1.258            22,955
                                                       2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.160          1.208             1,069
                                                       2010      1.096          1.160             1,072
                                                       2009      1.025          1.096             1,076
                                                       2008      1.087          1.025             1,080
                                                       2007      1.047          1.087             5,840
                                                       2006      1.013          1.047             1,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.105          1.120                --
                                                       2010      1.032          1.105                --
                                                       2009      0.894          1.032                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.103          0.981           143,263
                                                       2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.996          0.973           535,905
                                                       2010      1.020          0.996           470,911
                                                       2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.322          1.245            19,718

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.140          1.068                --
                                                       2010      1.042          1.140                --
                                                       2009      0.808          1.042                --
                                                       2008      1.316          0.808                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.067          0.977           320,199
                                                       2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.898          0.971                --
                                                       2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.132          1.142           188,948
                                                       2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.077          1.063           266,890
                                                       2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.018          0.981           444,428
                                                       2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.957          0.900           182,075
                                                       2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.197          1.188           415,799
                                                       2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.238          1.236           932,779
                                                       2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.223          1.205           173,426
                                                       2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.974          0.872           904,811
                                                       2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.023          0.986             9,648
                                                       2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.248          1.236                --
                                                       2010      0.949          1.248             4,302
                                                       2009      0.701          0.949             4,722
                                                       2008      1.071          0.701             4,901

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175                --
                                                       2006      1.073          1.134            13,772

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.109          1.145                 0
                                                       2010      1.072          1.109                 0
                                                       2009      1.050          1.072             6,048
                                                       2008      1.077          1.050             5,328
                                                       2007      1.055          1.077            15,176
                                                       2006      1.025          1.055            15,673

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.447          1.340                --
                                                       2007      1.343          1.447                --
                                                       2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122             1,385
                                                       2004      1.102          1.144               225
                                                       2003      1.000          1.102                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            16,918
                                                       2004      1.090          1.175               219
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            21,132
                                                       2004      1.023          1.032               743
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.898          0.868                --
                                                       2008      1.431          0.898            49,461
                                                       2007      1.501          1.431            45,353
                                                       2006      1.324          1.501            46,303
                                                       2005      1.302          1.324            57,756
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.770          0.787                --
                                                       2008      1.385          0.770                --
                                                       2007      1.261          1.385                --
                                                       2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.920          1.707           485,533
                                                       2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.621          1.514         1,302,719
                                                       2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.358          1.301         1,350,622
                                                       2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.695          2.815                --
                                                       2006      2.084          2.695             2,061
                                                       2005      1.669          2.084             2,063
                                                       2004      1.369          1.669             2,065
                                                       2003      0.982          1.369             2,067
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.424          1.359                --
                                                       2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.237          1.164                --
                                                       2007      1.425          1.237            29,587
                                                       2006      1.407          1.425            28,456
                                                       2005      1.363          1.407            29,338
                                                       2004      1.254          1.363            17,501
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.664          1.579            44,190
                                                       2010      1.459          1.664            36,800
                                                       2009      1.103          1.459            62,481
                                                       2008      1.973          1.103            64,381
                                                       2007      1.724          1.973            88,720
                                                       2006      1.585          1.724            80,377
                                                       2005      1.393          1.585           101,217
                                                       2004      1.239          1.393            69,583
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.366          1.296             8,502
                                                       2010      1.186          1.366             8,502
                                                       2009      0.895          1.186             8,502
                                                       2008      1.564          0.895             8,502
                                                       2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.319          2.018           197,378
                                                       2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.742          1.520           226,364
                                                       2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050             4,730
                                                       2004      1.000          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.556          1.573                --
                                                       2009      1.269          1.556             1,896
                                                       2008      1.832          1.269             1,898
                                                       2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.830          1.953                --
                                                       2010      1.508          1.830                --
                                                       2009      0.985          1.508                --
                                                       2008      1.801          0.985                --
                                                       2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.526          1.433                --
                                                       2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.428          1.428           271,637
                                                       2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.600          1.534           650,353

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.373          1.375           509,293
                                                       2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.477          1.520           600,774

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.412          1.292           251,853
                                                       2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.309          1.269            61,746
                                                       2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.443          1.436           163,477

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2011      1.321          1.353           124,413
                                                       2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2011      1.884          1.864            36,782
                                                       2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.193          1.164                --
                                                       2010      1.090          1.193                --
                                                       2009      0.909          1.090                --
                                                       2008      1.246          0.909                --
                                                       2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.927          0.913                --
                                                       2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.696          1.630                --
                                                       2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.676          1.678            23,820
                                                       2010      1.478          1.676            29,733
                                                       2009      1.028          1.478            34,280
                                                       2008      1.388          1.028            56,433
                                                       2007      1.384          1.388            61,525
                                                       2006      1.321          1.384            57,810

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.288          1.259            17,873
                                                       2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.860          0.795            91,338
                                                       2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.387          1.217            25,501
                                                       2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.839          1.544            79,099
                                                       2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.323          1.280            15,015
                                                       2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.725          1.560            78,171
                                                       2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.050          0.970            16,973
                                                       2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.090          0.656            29,651
                                                       2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.888          0.876                --
                                                       2008      1.217          0.888                --
                                                       2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.692          1.731            21,704
                                                       2010      1.532          1.692            25,697
                                                       2009      1.145          1.532            57,331
                                                       2008      1.438          1.145            70,487
                                                       2007      1.380          1.438            71,215
                                                       2006      1.324          1.380            76,652

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.945          0.888           359,357
                                                       2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.963          0.819           284,042

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.048          2.426                 0
                                                       2010      2.519          3.048             1,340
                                                       2009      1.526          2.519             3,485
                                                       2008      3.505          1.526             2,057
                                                       2007      2.797          3.505             2,059

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.698          1.479            37,990
                                                       2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.592          1.446                --
                                                       2010      1.235          1.592                --
                                                       2009      0.805          1.235                --
                                                       2008      1.459          0.805                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.291          1.405           256,710
                                                       2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.410          1.419           968,441
                                                       2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.411          1.315             4,624
                                                       2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.471          1.488           147,391
                                                       2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.946          1.563                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.892          0.835           216,761
                                                       2010      0.781          0.892           207,026
                                                       2009      0.676          0.781           326,074
                                                       2008      1.087          0.676           408,775
                                                       2007      1.072          1.087           664,258
                                                       2006      1.001          1.072           243,560

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.957          0.850           180,700
                                                       2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.361          1.309            66,537
                                                       2010      1.214          1.361            67,873
                                                       2009      0.978          1.214            69,341

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.521          1.437            35,931
                                                       2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.192          1.239            25,170
                                                       2010      1.127          1.192            25,176
                                                       2009      1.055          1.127            25,181
                                                       2008      1.120          1.055            31,758
                                                       2007      1.080          1.120           135,085
                                                       2006      1.045          1.080            57,422

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.098          1.112                --
                                                       2010      1.026          1.098                --
                                                       2009      0.889          1.026                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.147          1.019            58,059
                                                       2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.979          0.955           134,289
                                                       2010      1.003          0.979            63,279
                                                       2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.383          1.302                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.169          1.095            12,356
                                                       2010      1.070          1.169            12,966
                                                       2009      0.831          1.070            14,757
                                                       2008      1.354          0.831            14,042

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.149          1.051           146,972
                                                       2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.894          0.966                --
                                                       2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.127          1.135                --
                                                       2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.072          1.057           123,846
                                                       2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.014          0.975           417,038
                                                       2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.953          0.895           138,179
                                                       2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.269          1.258            20,037
                                                       2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.278          1.275           496,556
                                                       2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.215          1.196            49,055
                                                       2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.970          0.867           348,086
                                                       2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.018          0.980                --
                                                       2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.355          1.341             3,801
                                                       2010      1.031          1.355             6,037
                                                       2009      0.762          1.031            20,865
                                                       2008      1.167          0.762            23,574

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131             4,730

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.102          1.136            18,114
                                                       2010      1.066          1.102            21,218
                                                       2009      1.045          1.066            24,909
                                                       2008      1.073          1.045            38,731
                                                       2007      1.053          1.073            86,594
                                                       2006      1.023          1.053            86,283

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100            12,321
                                                       2004      1.000          1.066             6,275

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.582          1.463                --
                                                       2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           179,647
                                                       2004      1.226          1.272           167,807
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            87,127
                                                       2004      1.198          1.291            80,330
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             6,807
                                                       2004      1.217          1.313             5,376
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058           135,960
                                                       2004      1.058          1.067           109,346
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            85,624
                                                       2004      1.000          1.045            43,929

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.978          0.946                --
                                                       2008      1.562          0.978            71,131
                                                       2007      1.639          1.562            73,228
                                                       2006      1.447          1.639           104,710
                                                       2005      1.425          1.447           204,245
                                                       2004      1.243          1.425           211,909
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.802          0.820                --
                                                       2008      1.444          0.802                --
                                                       2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            340,220
                                                       2004      0.973          1.034            534,327
                                                       2003      0.803          0.973            523,556
                                                       2002      1.183          0.803            444,753

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      2.037          1.822          1,051,730
                                                       2010      1.857          2.037          1,330,000
                                                       2009      1.329          1.857          1,654,944
                                                       2008      2.198          1.329          2,379,174
                                                       2007      1.950          2.198          3,019,485
                                                       2006      1.649          1.950          3,272,923
                                                       2005      1.473          1.649          3,306,916
                                                       2004      1.322          1.473          2,655,233
                                                       2003      0.995          1.322          1,916,041
                                                       2002      1.188          0.995            687,483

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.625          1.528          3,717,045
                                                       2010      1.395          1.625          5,177,280
                                                       2009      1.019          1.395          6,568,679
                                                       2008      1.854          1.019          7,523,472
                                                       2007      1.681          1.854          9,443,710
                                                       2006      1.553          1.681         11,381,502
                                                       2005      1.362          1.553         12,017,148
                                                       2004      1.233          1.362         10,520,778
                                                       2003      0.918          1.233          8,199,450
                                                       2002      1.238          0.918          3,191,614

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.345          1.296          4,013,778
                                                       2010      1.229          1.345          5,343,946
                                                       2009      0.954          1.229          6,416,233
                                                       2008      1.564          0.954          7,779,967
                                                       2007      1.517          1.564          9,042,382
                                                       2006      1.341          1.517         11,151,752
                                                       2005      1.291          1.341         12,001,784
                                                       2004      1.191          1.291         11,617,894
                                                       2003      0.916          1.191          9,428,215
                                                       2002      1.143          0.916          4,343,254

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            270,405
                                                       2004      0.952          1.117            284,837
                                                       2003      0.777          0.952            281,928
                                                       2002      1.000          0.777            229,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            843,861
                                                       2004      1.255          1.618            816,644
                                                       2003      0.953          1.255            682,096
                                                       2002      1.000          0.953            279,702

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.208          1.155                 --
                                                       2007      1.149          1.208            161,972
                                                       2006      1.005          1.149            183,032
                                                       2005      0.981          1.005            249,538
                                                       2004      0.951          0.981            270,405
                                                       2003      0.799          0.951            376,973
                                                       2002      1.000          0.799            163,994

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.982          0.926                 --
                                                       2007      1.124          0.982            453,336
                                                       2006      1.104          1.124            539,602
                                                       2005      1.063          1.104            683,335
                                                       2004      0.972          1.063            879,917
                                                       2003      0.752          0.972            842,382
                                                       2002      1.000          0.752            443,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            290,919
                                                       2004      1.074          1.204             79,948
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            490,676
                                                       2004      1.067          1.202             99,662
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.528          1.458            343,381
                                                       2010      1.331          1.528            382,127
                                                       2009      1.001          1.331            455,233
                                                       2008      1.779          1.001            522,821
                                                       2007      1.545          1.779            725,933
                                                       2006      1.412          1.545            813,613
                                                       2005      1.233          1.412          1,044,869
                                                       2004      1.091          1.233          1,209,098
                                                       2003      0.867          1.091            858,644
                                                       2002      1.000          0.867            392,286

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.298          1.239            140,047
                                                       2010      1.120          1.298            159,184
                                                       2009      0.840          1.120            166,988
                                                       2008      1.460          0.840            172,383
                                                       2007      1.393          1.460            188,195
                                                       2006      1.247          1.393            190,901
                                                       2005      1.053          1.247            199,781
                                                       2004      1.059          1.053            220,343
                                                       2003      0.863          1.059            203,174
                                                       2002      1.000          0.863            164,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.107          1.844            972,451
                                                       2010      1.670          2.107          1,238,022
                                                       2009      1.217          1.670          1,681,269
                                                       2008      2.053          1.217          2,066,887
                                                       2007      1.813          2.053          2,716,635
                                                       2006      1.643          1.813          3,237,766
                                                       2005      1.418          1.643          3,764,767
                                                       2004      1.159          1.418          3,531,167
                                                       2003      0.854          1.159          2,724,412
                                                       2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,654,757
                                                       2004      1.035          1.144          2,910,893
                                                       2003      0.842          1.035          2,090,772
                                                       2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.515          3.195                 --
                                                       2007      2.780          3.515          1,157,087
                                                       2006      2.211          2.780          1,274,566
                                                       2005      1.767          2.211          1,292,213
                                                       2004      1.444          1.767            612,528
                                                       2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.677          1.471          1,184,591
                                                       2010      1.576          1.677          1,655,204
                                                       2009      1.171          1.576          2,113,721
                                                       2008      2.001          1.171          2,480,408
                                                       2007      1.766          2.001          3,105,587
                                                       2006      1.481          1.766          3,387,056
                                                       2005      1.369          1.481          3,582,390
                                                       2004      1.177          1.369          2,636,109
                                                       2003      0.907          1.177          1,547,572
                                                       2002      1.134          0.907            725,922

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246          1,139,324
                                                       2004      1.024          1.166            867,313
                                                       2003      0.789          1.024            411,565
                                                       2002      1.000          0.789            189,113

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                 --
                                                       2005      1.067          1.061             55,885
                                                       2004      1.000          1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.144          1.181                 --
                                                       2005      1.082          1.144          1,010,201
                                                       2004      1.018          1.082          1,275,401
                                                       2003      0.912          1.018          1,163,663
                                                       2002      1.000          0.912            268,558

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.206          1.221                 --
                                                       2009      0.978          1.206             20,421
                                                       2008      1.403          0.978             21,460
                                                       2007      1.174          1.403             19,937
                                                       2006      1.125          1.174             19,742
                                                       2005      1.020          1.125             25,381
                                                       2004      0.910          1.020             25,882
                                                       2003      0.734          0.910             23,785
                                                       2002      1.000          0.734              4,308

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.268          1.356                 --
                                                       2010      1.039          1.268             17,198
                                                       2009      0.674          1.039             26,085
                                                       2008      1.226          0.674             50,844
                                                       2007      1.026          1.226             47,513
                                                       2006      0.970          1.026             53,457
                                                       2005      0.885          0.970             52,265
                                                       2004      0.897          0.885            134,295
                                                       2003      0.624          0.897            185,307
                                                       2002      1.000          0.624             83,475

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.186          1.117                 --
                                                       2007      1.105          1.186             17,001
                                                       2006      0.955          1.105             45,973
                                                       2005      0.921          0.955             68,205
                                                       2004      0.898          0.921            103,757
                                                       2003      0.739          0.898             83,879
                                                       2002      1.000          0.739            105,057

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            624,032
                                                       2004      1.332          1.502            359,563
                                                       2003      1.000          1.332            181,680

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.264          1.272          2,642,871
                                                       2010      1.030          1.264          3,367,807
                                                       2009      0.780          1.030          4,137,806
                                                       2008      1.333          0.780          5,049,565
                                                       2007      1.385          1.333          6,557,656

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.357          1.367          1,594,807
                                                       2010      1.228          1.357          2,103,886
                                                       2009      1.024          1.228          2,783,815
                                                       2008      1.476          1.024          2,662,566
                                                       2007      1.428          1.476          3,337,982

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.390          1.280          2,076,780
                                                       2010      1.214          1.390          2,803,202
                                                       2009      0.956          1.214          3,421,700
                                                       2008      1.536          0.956          4,209,432
                                                       2007      1.606          1.536          6,335,447

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.266          1.235            773,695
                                                       2010      1.175          1.266            974,827
                                                       2009      0.840          1.175          1,237,382
                                                       2008      1.365          0.840          1,608,272
                                                       2007      1.366          1.365          1,984,106

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.239          1.276            765,771
                                                       2010      1.153          1.239            996,080
                                                       2009      0.943          1.153          1,306,183
                                                       2008      1.493          0.943          1,488,498
                                                       2007      1.463          1.493          1,963,508
                                                       2006      1.261          1.463          1,457,483
                                                       2005      1.205          1.261          2,187,413
                                                       2004      1.112          1.205          2,449,937
                                                       2003      0.856          1.112          1,736,582
                                                       2002      1.134          0.856          1,123,187

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.640          1.632            376,370
                                                       2010      1.335          1.640            458,914
                                                       2009      0.952          1.335            610,895
                                                       2008      1.636          0.952            751,633
                                                       2007      1.515          1.636          1,112,460
                                                       2006      1.369          1.515            874,133
                                                       2005      1.329          1.369          1,450,361
                                                       2004      1.176          1.329          1,512,977
                                                       2003      0.805          1.176          1,362,566
                                                       2002      1.255          0.805            374,199

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.863          0.839                 --
                                                       2008      1.406          0.863          2,029,831
                                                       2007      1.365          1.406          2,219,452
                                                       2006      1.208          1.365          2,630,281
                                                       2005      1.180          1.208          3,241,340
                                                       2004      1.091          1.180          3,694,895
                                                       2003      0.870          1.091          3,104,267
                                                       2002      1.141          0.870          1,112,239

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.242          1.219                 --
                                                       2010      1.128          1.242                 --
                                                       2009      0.935          1.128                 --
                                                       2008      1.274          0.935                 --
                                                       2007      1.170          1.274                 --
                                                       2006      1.107          1.170                 --
                                                       2005      1.080          1.107                 --
                                                       2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.968          0.956                 --
                                                       2010      0.903          0.968            322,322
                                                       2009      0.784          0.903            299,074
                                                       2008      1.013          0.784            345,215
                                                       2007      1.018          1.013            548,010
                                                       2006      0.996          1.018            638,708
                                                       2005      0.991          0.996            790,687
                                                       2004      0.998          0.991            520,781
                                                       2003      1.000          0.998            112,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          3,034,285
                                                       2005      1.204          1.229          4,123,387
                                                       2004      1.132          1.204          4,776,424
                                                       2003      0.829          1.132          4,044,047
                                                       2002      1.127          0.829          2,454,452

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.180          1.229                 --
                                                       2006      1.154          1.180            116,227
                                                       2005      1.117          1.154            192,032
                                                       2004      1.132          1.117            332,627
                                                       2003      0.798          1.132            121,429
                                                       2002      1.000          0.798             30,008

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.309          1.354                 --
                                                       2006      1.200          1.309             67,603
                                                       2005      1.113          1.200             68,803
                                                       2004      1.039          1.113             77,808
                                                       2003      0.755          1.039             57,784
                                                       2002      1.000          0.755              2,659

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.218          1.271                 --
                                                       2006      1.103          1.218             42,273
                                                       2005      1.085          1.103            127,638
                                                       2004      1.019          1.085            134,914
                                                       2003      0.798          1.019            150,416
                                                       2002      1.000          0.798             16,195

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            826,360
                                                       2005      1.372          1.391            912,109
                                                       2004      1.241          1.372            814,490
                                                       2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          1,328,761
                                                       2005      1.529          1.625          1,853,134
                                                       2004      1.256          1.529          1,047,903
                                                       2003      1.000          1.256            487,664

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.096          1.130                 --
                                                       2005      1.075          1.096                 --
                                                       2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.419          1.367                 --
                                                       2007      1.363          1.419            261,262
                                                       2006      1.434          1.363            351,310

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.738          1.751            124,795
                                                       2010      1.523          1.738            127,025
                                                       2009      1.053          1.523            143,499
                                                       2008      1.413          1.053            158,575
                                                       2007      1.401          1.413            299,564
                                                       2006      1.331          1.401            340,237

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.175          1.156            233,058
                                                       2010      1.063          1.175            260,063
                                                       2009      0.908          1.063            185,744
                                                       2008      1.476          0.908            234,239
                                                       2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.885          0.823            474,994
                                                       2010      0.775          0.885            641,160
                                                       2009      0.584          0.775            816,265
                                                       2008      1.019          0.584            855,425
                                                       2007      1.218          1.019          1,163,744
                                                       2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.435          1.266             87,923
                                                       2010      1.223          1.435            128,168
                                                       2009      0.965          1.223            144,548
                                                       2008      1.315          0.965            137,581
                                                       2007      1.353          1.315            116,308
                                                       2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.625          1.372            641,477
                                                       2010      1.419          1.625            747,582
                                                       2009      0.930          1.419            802,152
                                                       2008      1.597          0.930            856,150
                                                       2007      1.641          1.597          1,056,563
                                                       2006      1.492          1.641            931,468

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.368          1.332             15,725
                                                       2010      1.102          1.368             18,452
                                                       2009      0.836          1.102             60,851
                                                       2008      1.388          0.836             59,738
                                                       2007      1.269          1.388             48,553
                                                       2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.452          1.321            236,066
                                                       2010      1.348          1.452            305,878
                                                       2009      0.959          1.348            321,892
                                                       2008      1.680          0.959            251,583
                                                       2007      1.312          1.680             84,653
                                                       2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.085          1.009             69,579
                                                       2010      0.900          1.085            118,496
                                                       2009      0.670          0.900             80,073
                                                       2008      1.063          0.670             98,949
                                                       2008      1.107          1.063            108,451
                                                       2007      1.251          1.107             11,588

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.913          0.902                 --
                                                       2008      1.244          0.913                 --
                                                       2007      1.192          1.244                 --
                                                       2006      1.130          1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.670          1.718            146,258
                                                       2010      1.503          1.670            198,592
                                                       2009      1.117          1.503            249,155
                                                       2008      1.394          1.117            202,705
                                                       2007      1.329          1.394            342,408
                                                       2006      1.270          1.329            574,161

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.972          0.919          1,047,413
                                                       2010      0.789          0.972          1,445,895
                                                       2009      0.635          0.789          1,704,558
                                                       2008      1.057          0.635          2,003,655
                                                       2007      1.070          1.057          2,160,726
                                                       2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787                 --
                                                       2008      1.472          0.829            337,188
                                                       2007      1.340          1.472            506,785
                                                       2006      1.359          1.340            537,554

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.993          0.848             35,637

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.946          2.351            527,315
                                                       2010      2.427          2.946            915,318
                                                       2009      1.463          2.427          1,016,774
                                                       2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.648          1.444            311,839
                                                       2010      1.507          1.648            330,280
                                                       2009      1.167          1.507            310,313
                                                       2008      2.062          1.167            359,515
                                                       2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.352          1.480          1,898,630
                                                       2010      1.275          1.352          1,949,954
                                                       2009      1.097          1.275          2,502,184
                                                       2008      1.197          1.097          2,786,262
                                                       2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.569          1.590          6,096,907
                                                       2010      1.478          1.569          7,176,841
                                                       2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.478          1.385            158,623
                                                       2010      1.295          1.478            169,087
                                                       2009      1.065          1.295            343,781
                                                       2008      1.615          1.065            117,736
                                                       2007      1.567          1.615            131,153
                                                       2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.531          1.558            470,107
                                                       2010      1.390          1.531            656,923
                                                       2009      1.064          1.390          1,208,409
                                                       2008      1.214          1.064          1,274,191
                                                       2007      1.160          1.214          1,385,294
                                                       2006      1.122          1.160          2,208,049

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.351          1.090             15,726

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.917          0.864            631,619
                                                       2010      0.798          0.917            673,978
                                                       2009      0.687          0.798            749,610
                                                       2008      1.098          0.687            786,202
                                                       2007      1.076          1.098          1,045,180
                                                       2006      1.001          1.076          1,093,247

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.984          0.879          1,261,776
                                                       2010      0.836          0.984          1,735,051
                                                       2009      0.674          0.836          2,214,711
                                                       2008      0.978          0.674          2,622,643
                                                       2007      1.027          0.978          3,365,676
                                                       2006      1.003          1.027          1,958,877

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.122          1.085            298,421
                                                       2010      0.995          1.122            379,198
                                                       2009      0.799          0.995            418,573

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.899          0.855            302,463
                                                       2010      0.795          0.899            359,813
                                                       2009      0.543          0.795            581,592
                                                       2008      1.019          0.543            681,325
                                                       2007      0.862          1.019            980,232
                                                       2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.301          1.362            234,570
                                                       2010      1.224          1.301            292,811
                                                       2009      1.139          1.224            316,965
                                                       2008      1.201          1.139            333,953
                                                       2007      1.151          1.201            522,148
                                                       2006      1.110          1.151            186,368

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.142          1.164                 --
                                                       2010      1.061          1.142                 --
                                                       2009      0.916          1.061                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.074          0.960            652,745
                                                       2010      0.913          1.074            720,036
                                                       2009      0.726          0.913          1,048,488

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.024          1.005          1,035,035
                                                       2010      1.043          1.024          1,214,239
                                                       2009      1.058          1.043          1,727,401
                                                       2008      1.047          1.058          1,346,251
                                                       2007      1.016          1.047            920,417
                                                       2006      0.995          1.016            814,212

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.010          0.952             94,906
                                                       2010      0.919          1.010            111,797
                                                       2009      0.709          0.919            113,066
                                                       2008      1.151          0.709            136,012

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.678          0.707                 --
                                                       2008      1.252          0.678            945,305
                                                       2007      1.227          1.252          1,217,980
                                                       2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.201          1.105          1,168,932
                                                       2010      1.069          1.201          1,508,357
                                                       2009      0.894          1.069          1,903,920
                                                       2008      1.494          0.894          2,250,263
                                                       2007      1.462          1.494          2,732,435
                                                       2006      1.428          1.462          3,423,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.920          0.996                 --
                                                       2010      0.810          0.920             43,726
                                                       2009      0.627          0.810          1,077,965
                                                       2008      1.073          0.627            101,904
                                                       2007      1.059          1.073             77,136
                                                       2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.159          1.175            977,009
                                                       2010      1.073          1.159          1,133,326
                                                       2009      0.907          1.073          1,311,540
                                                       2008      1.079          0.907          2,469,357
                                                       2007      1.041          1.079            694,072
                                                       2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.103          1.094            856,186
                                                       2010      1.007          1.103            516,813
                                                       2009      0.829          1.007            682,868
                                                       2008      1.078          0.829            461,557
                                                       2007      1.047          1.078            138,575
                                                       2006      1.002          1.047             96,735

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.042          1.009            600,708
                                                       2010      0.938          1.042            609,621
                                                       2009      0.755          0.938            689,973
                                                       2008      1.078          0.755            355,115
                                                       2007      1.053          1.078            365,282
                                                       2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.980          0.926            578,356
                                                       2010      0.870          0.980            587,548
                                                       2009      0.687          0.870            319,169
                                                       2008      1.078          0.687            354,568
                                                       2007      1.058          1.078          3,790,478
                                                       2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.198          1.195          1,484,612
                                                       2010      1.066          1.198          1,648,777
                                                       2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.368          1.372          3,574,565
                                                       2010      1.268          1.368          4,554,104
                                                       2009      1.091          1.268          5,570,751
                                                       2008      1.431          1.091          6,623,364
                                                       2007      1.399          1.431          8,475,997
                                                       2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.264          1.252            408,089
                                                       2010      1.156          1.264            479,929
                                                       2009      0.975          1.156            579,426
                                                       2008      1.472          0.975            741,138
                                                       2007      1.393          1.472            811,778
                                                       2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2011      0.998          0.897            979,522
                                                       2010      0.877          0.998          1,209,322
                                                       2009      0.639          0.877          1,666,362
                                                       2008      1.095          0.639          1,838,210
                                                       2007      1.049          1.095          2,240,779
                                                       2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.047          1.014            109,972
                                                       2010      0.914          1.047            129,295
                                                       2009      0.651          0.914            166,401
                                                       2008      1.143          0.651            192,308
                                                       2007      1.067          1.143            294,582
                                                       2006      0.998          1.067            375,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.095          1.091            279,661
                                                       2010      0.829          1.095            309,244
                                                       2009      0.609          0.829            310,798
                                                       2008      0.928          0.609            349,280

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                 --
                                                       2006      1.084          1.150             55,924

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.147          1.190                  0
                                                       2010      1.102          1.147                  0
                                                       2009      1.075          1.102              4,767
                                                       2008      1.097          1.075              3,806
                                                       2007      1.069          1.097              5,256
                                                       2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995                 --
                                                       2005      0.977          0.987            848,137
                                                       2004      0.986          0.977          1,483,340
                                                       2003      0.996          0.986          1,002,392
                                                       2002      1.000          0.996          1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.111          1.329                 --
                                                       2005      1.071          1.111              4,459
                                                       2004      1.000          1.071              4,344

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          4,427,645
                                                       2005      1.117          1.119          4,051,146
                                                       2004      1.045          1.117          3,205,754
                                                       2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.283          1.325                 --
                                                       2008      1.248          1.283         10,331,159
                                                       2007      1.169          1.248         13,620,913
                                                       2006      1.146          1.169         17,239,178
                                                       2005      1.140          1.146         22,862,275
                                                       2004      1.107          1.140         25,251,835
                                                       2003      1.074          1.107         24,931,634
                                                       2002      1.003          1.074         12,110,005

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            638,928
                                                       2005      1.323          1.458            563,447
                                                       2004      1.160          1.323            708,372
                                                       2003      0.919          1.160            789,803
                                                       2002      1.138          0.919            348,979

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            987,227
                                                       2005      1.783          1.874          1,262,872
                                                       2004      1.439          1.783          1,531,094
                                                       2003      0.980          1.439          1,457,951
                                                       2002      1.221          0.980            894,693

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            625,300
                                                       2004      1.144          1.196            971,172
                                                       2003      0.901          1.144            604,655
                                                       2002      1.206          0.901            171,916

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.193          1.270                 --
                                                       2005      1.211          1.193          1,185,709
                                                       2004      1.160          1.211          4,274,583
                                                       2003      0.936          1.160          2,146,338
                                                       2002      1.000          0.936            241,752

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.314          1.434                 --
                                                       2005      1.191          1.314            402,107
                                                       2004      1.042          1.191            420,924
                                                       2003      0.793          1.042            398,425
                                                       2002      1.000          0.793             70,673

  Travelers Equity Income Subaccount (11/99).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          4,685,823
                                                       2004      1.229          1.326          4,664,493
                                                       2003      0.955          1.229          3,466,972
                                                       2002      1.130          0.955            851,610

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.331                 --
                                                       2005      1.291          1.300            889,535
                                                       2004      1.191          1.291          1,140,165
                                                       2003      0.991          1.191          1,078,686
                                                       2002      1.000          0.991            129,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)........  2006      1.100          1.138                 --
                                                       2005      1.064          1.100            221,079
                                                       2004      0.980          1.064            266,163
                                                       2003      0.782          0.980            244,153
                                                       2002      1.000          0.782             56,793

  Travelers Large Cap Subaccount (11/99).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,408,457
                                                       2004      1.055          1.103          1,502,752
                                                       2003      0.862          1.055          1,320,336
                                                       2002      1.138          0.862            297,305

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            577,073
                                                       2004      1.006          1.145            802,307
                                                       2003      0.846          1.006            611,226
                                                       2002      1.151          0.846            186,632

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,379,504
                                                       2004      0.738          0.827            965,769
                                                       2003      0.549          0.738            863,409
                                                       2002      1.000          0.549            228,485

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271         14,835,633
                                                       2004      1.150          1.258         15,096,154
                                                       2003      1.005          1.150         12,779,445
                                                       2002      1.081          1.005          4,612,845

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            534,003
                                                       2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            900,979
                                                       2004      1.064          1.209            782,542
                                                       2003      0.843          1.064            306,180
                                                       2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            135,007
                                                       2004      1.213          1.324             98,404
                                                       2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          2,085,055
                                                       2004      1.000          1.092            835,408

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.121          1.110                 --
                                                       2005      1.124          1.121          1,128,780
                                                       2004      1.108          1.124          1,759,387
                                                       2003      1.055          1.108          1,843,904
                                                       2002      1.000          1.055            702,120

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            968,595
                                                       2004      0.974          1.054          1,033,754
                                                       2003      0.749          0.974          1,013,488
                                                       2002      1.148          0.749            737,863

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                 --
                                                       2005      1.049          1.075              4,894
                                                       2004      1.000          1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.797          0.772                 --
                                                       2008      1.265          0.797            537,009
                                                       2007      1.319          1.265            766,683
                                                       2006      1.158          1.319            906,464
                                                       2005      1.133          1.158          1,240,004
                                                       2004      0.983          1.133          1,468,543
                                                       2003      0.766          0.983          1,566,559
                                                       2002      1.000          0.766            848,211

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.623          0.638                 --
                                                       2008      1.114          0.623             16,681
                                                       2007      1.010          1.114             53,456
                                                       2006      0.963          1.010             53,468
                                                       2005      0.909          0.963             66,019
                                                       2004      0.893          0.909             68,034
                                                       2003      0.723          0.893             73,388
                                                       2002      1.000          0.723             80,186




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.372          1.337               --
                                                       2005      1.218          1.372            8,961
                                                       2004      1.147          1.218            8,961
                                                       2003      0.948          1.147            4,728
                                                       2002      1.000          0.948               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.999          1.786           16,439
                                                       2010      1.824          1.999           19,281
                                                       2009      1.307          1.824           22,377
                                                       2008      2.163          1.307           35,802
                                                       2007      1.921          2.163           11,841
                                                       2006      1.626          1.921            1,393
                                                       2005      1.454          1.626            1,395
                                                       2004      1.306          1.454            8,292
                                                       2003      0.984          1.306               --
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.687          1.584          125,992
                                                       2010      1.450          1.687          253,145
                                                       2009      1.060          1.450          273,186
                                                       2008      1.930          1.060          289,909
                                                       2007      1.752          1.930          275,894
                                                       2006      1.620          1.752          331,594
                                                       2005      1.422          1.620          320,187
                                                       2004      1.289          1.422          310,343
                                                       2003      0.961          1.289          233,269
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.414          1.361          536,049
                                                       2010      1.294          1.414          538,731
                                                       2009      1.005          1.294          562,754
                                                       2008      1.649          1.005          611,944
                                                       2007      1.601          1.649          621,304
                                                       2006      1.417          1.601          665,666
                                                       2005      1.365          1.417          612,262
                                                       2004      1.261          1.365          612,287
                                                       2003      0.971          1.261          359,401
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.612          1.593               --
                                                       2005      1.391          1.612               --
                                                       2004      1.186          1.391               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.789          2.328               --
                                                       2005      1.702          1.789           24,733
                                                       2004      1.321          1.702               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.460          1.396               --
                                                       2007      1.390          1.460           22,444
                                                       2006      1.217          1.390           23,082
                                                       2005      1.189          1.217           19,911
                                                       2004      1.154          1.189               --
                                                       2003      0.971          1.154               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.268          1.196               --
                                                       2007      1.454          1.268               --
                                                       2006      1.429          1.454               --
                                                       2005      1.377          1.429               --
                                                       2004      1.261          1.377               --
                                                       2003      0.976          1.261               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412               --
                                                       2005      1.203          1.299               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.732          1.652           21,049
                                                       2010      1.511          1.732           20,945
                                                       2009      1.137          1.511           20,548
                                                       2008      2.024          1.137           20,382
                                                       2007      1.759          2.024           21,679
                                                       2006      1.610          1.759           20,986
                                                       2005      1.407          1.610           21,375
                                                       2004      1.246          1.407               --
                                                       2003      0.991          1.246               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.422          1.356               --
                                                       2010      1.229          1.422               --
                                                       2009      0.923          1.229               --
                                                       2008      1.604          0.923               --
                                                       2007      1.533          1.604               --
                                                       2006      1.373          1.533               --
                                                       2005      1.160          1.373               --
                                                       2004      1.168          1.160               --
                                                       2003      0.953          1.168               --
                                                       2002      1.000          0.953               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.414          2.111           49,875
                                                       2010      1.915          2.414           54,192
                                                       2009      1.397          1.915           57,190
                                                       2008      2.359          1.397           60,584
                                                       2007      2.086          2.359           43,873
                                                       2006      1.892          2.086           63,282
                                                       2005      1.635          1.892           60,437
                                                       2004      1.337          1.635           22,724
                                                       2003      0.986          1.337           21,215
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.462          1.697               --
                                                       2005      1.348          1.462           24,185
                                                       2004      1.220          1.348               --
                                                       2003      0.994          1.220           37,934
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.498          3.179               --
                                                       2007      2.770          3.498            4,524
                                                       2006      2.205          2.770           24,671
                                                       2005      1.764          2.205           25,451
                                                       2004      1.443          1.764           14,602
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.814          1.590           54,394
                                                       2010      1.706          1.814           58,651
                                                       2009      1.270          1.706           60,785
                                                       2008      2.171          1.270           61,717
                                                       2007      1.918          2.171           61,720
                                                       2006      1.610          1.918           42,323
                                                       2005      1.490          1.610           42,325
                                                       2004      1.282          1.490           47,231
                                                       2003      0.989          1.282           45,162
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.537          1.837               --
                                                       2005      1.440          1.537           18,752
                                                       2004      1.265          1.440           11,908
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.243          1.283               --
                                                       2005      1.178          1.243               --
                                                       2004      1.109          1.178               --
                                                       2003      0.994          1.109               --
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.611          1.632               --
                                                       2009      1.308          1.611               --
                                                       2008      1.879          1.308               --
                                                       2007      1.574          1.879               --
                                                       2006      1.510          1.574               --
                                                       2005      1.370          1.510               --
                                                       2004      1.223          1.370               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.905          2.037               --
                                                       2010      1.562          1.905               --
                                                       2009      1.015          1.562               --
                                                       2008      1.847          1.015               --
                                                       2007      1.548          1.847               --
                                                       2006      1.464          1.548               --
                                                       2005      1.338          1.464               --
                                                       2004      1.357          1.338               --
                                                       2003      0.944          1.357               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.565          1.472               --
                                                       2007      1.459          1.565               --
                                                       2006      1.261          1.459               --
                                                       2005      1.218          1.261               --
                                                       2004      1.188          1.218               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.529          1.711               --
                                                       2005      1.500          1.529           16,669
                                                       2004      1.331          1.500           24,726
                                                       2003      1.000          1.331           21,288

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.487          1.494           72,412
                                                       2010      1.213          1.487          102,247
                                                       2009      0.919          1.213          115,739
                                                       2008      1.573          0.919          116,108
                                                       2007      1.635          1.573          116,304

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.429          1.438          260,890
                                                       2010      1.294          1.429          362,822
                                                       2009      1.081          1.294          378,076
                                                       2008      1.559          1.081          383,820
                                                       2007      1.509          1.559          390,865

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.470          1.352           47,165
                                                       2010      1.285          1.470           47,299
                                                       2009      1.013          1.285           55,692
                                                       2008      1.629          1.013           55,699
                                                       2007      1.705          1.629           61,204

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.362          1.327           32,520
                                                       2010      1.265          1.362           57,354
                                                       2009      0.906          1.265           58,283
                                                       2008      1.473          0.906           58,789
                                                       2007      1.475          1.473          112,702

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.376          1.416            6,071
                                                       2010      1.281          1.376            6,076
                                                       2009      1.050          1.281            6,082
                                                       2008      1.662          1.050            6,088
                                                       2007      1.632          1.662           77,506
                                                       2006      1.407          1.632            6,098
                                                       2005      1.347          1.407            6,103
                                                       2004      1.244          1.347            6,109
                                                       2003      0.959          1.244            3,053
                                                       2002      1.000          0.959               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.961          1.950           17,901
                                                       2010      1.597          1.961           18,931
                                                       2009      1.141          1.597           18,797
                                                       2008      1.962          1.141           19,603
                                                       2007      1.819          1.962           37,101
                                                       2006      1.645          1.819           12,736
                                                       2005      1.599          1.645           13,402
                                                       2004      1.416          1.599               --
                                                       2003      0.970          1.416               --
                                                       2002      1.000          0.970               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.953          0.927               --
                                                       2008      1.555          0.953           41,330
                                                       2007      1.512          1.555           83,751
                                                       2006      1.339          1.512          109,497
                                                       2005      1.310          1.339          111,342
                                                       2004      1.211          1.310          105,163
                                                       2003      0.967          1.211          105,766
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.233          1.209               --
                                                       2010      1.121          1.233               --
                                                       2009      0.931          1.121               --
                                                       2008      1.269          0.931               --
                                                       2007      1.167          1.269               --
                                                       2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.961          0.949               --
                                                       2010      0.897          0.961               --
                                                       2009      0.779          0.897               --
                                                       2008      1.008          0.779               --
                                                       2007      1.015          1.008               --
                                                       2006      0.994          1.015               --
                                                       2005      0.990          0.994               --
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.643          1.722               --
                                                       2006      1.419          1.643           48,307
                                                       2005      1.390          1.419           39,811
                                                       2004      1.309          1.390           39,816
                                                       2003      0.960          1.309           40,379
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.416          1.473               --
                                                       2006      1.385          1.416               --
                                                       2005      1.342          1.385               --
                                                       2004      1.362          1.342               --
                                                       2003      0.961          1.362               --
                                                       2002      1.000          0.961               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.638          1.694               --
                                                       2006      1.504          1.638               --
                                                       2005      1.396          1.504               --
                                                       2004      1.304          1.396               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.470          1.534               --
                                                       2006      1.334          1.470               --
                                                       2005      1.312          1.334               --
                                                       2004      1.235          1.312               --
                                                       2003      0.967          1.235               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.595          1.656               --
                                                       2006      1.387          1.595               --
                                                       2005      1.370          1.387               --
                                                       2004      1.240          1.370               --
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.784          1.964               --
                                                       2006      1.620          1.784           30,605
                                                       2005      1.527          1.620           29,794
                                                       2004      1.255          1.527           29,800
                                                       2003      1.000          1.255           29,801

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.739          1.675               --
                                                       2007      1.672          1.739               --
                                                       2006      1.761          1.672               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.745          1.756               --
                                                       2010      1.531          1.745               --
                                                       2009      1.059          1.531               --
                                                       2008      1.423          1.059               --
                                                       2007      1.412          1.423               --
                                                       2006      1.343          1.412               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.618          1.695               --
                                                       2006      1.532          1.618               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.341          1.318               --
                                                       2010      1.214          1.341               --
                                                       2009      1.039          1.214               --
                                                       2008      1.689          1.039               --
                                                       2007      1.681          1.689               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.881          0.818           14,339
                                                       2010      0.772          0.881           14,029
                                                       2009      0.583          0.772           19,699
                                                       2008      1.017          0.583           20,217
                                                       2007      1.217          1.017           18,559
                                                       2006      1.003          1.217           47,855

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.427          1.258               --
                                                       2010      1.217          1.427               --
                                                       2009      0.962          1.217               --
                                                       2008      1.311          0.962               --
                                                       2007      1.350          1.311               --
                                                       2006      1.270          1.350               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.915          1.615           75,542
                                                       2010      1.673          1.915           83,885
                                                       2009      1.098          1.673           86,915
                                                       2008      1.888          1.098           88,609
                                                       2007      1.942          1.888           96,904
                                                       2006      1.767          1.942           79,377

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.360          1.323           15,995
                                                       2010      1.097          1.360           15,995
                                                       2009      0.833          1.097           16,576
                                                       2008      1.384          0.833           16,576
                                                       2007      1.267          1.384           16,576
                                                       2006      1.279          1.267               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.796          1.632            7,344
                                                       2010      1.670          1.796            8,728
                                                       2009      1.189          1.670           10,237
                                                       2008      2.085          1.189           12,060
                                                       2007      1.630          2.085               --
                                                       2006      1.593          1.630               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.079          1.003               --
                                                       2010      0.896          1.079               --
                                                       2009      0.668          0.896               --
                                                       2008      1.060          0.668               --
                                                       2008      1.104          1.060               --
                                                       2007      1.249          1.104               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.909          0.898               --
                                                       2008      1.240          0.909               --
                                                       2007      1.189          1.240               --
                                                       2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.762          1.811               (0)
                                                       2010      1.587          1.762               (0)
                                                       2009      1.180          1.587            1,645
                                                       2008      1.475          1.180            2,878
                                                       2007      1.408          1.475            2,879
                                                       2006      1.347          1.408            2,880

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.968          0.914           13,276
                                                       2010      0.786          0.968           17,654
                                                       2009      0.633          0.786           18,915
                                                       2008      1.055          0.633           20,454
                                                       2007      1.069          1.055           51,069
                                                       2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.884          0.839               --
                                                       2008      1.571          0.884               --
                                                       2007      1.432          1.571               --
                                                       2006      1.453          1.432           20,979

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.988          0.843               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.923          2.331            5,012
                                                       2010      2.411          2.923            4,368
                                                       2009      1.455          2.411            4,794
                                                       2008      3.184          1.455            4,037

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.768          1.548           89,477
                                                       2010      1.618          1.768           91,525
                                                       2009      1.254          1.618           95,403
                                                       2008      2.219          1.254           98,100
                                                       2007      2.117          2.219           83,632

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.342          1.467          154,354
                                                       2010      1.267          1.342          154,424
                                                       2009      1.091          1.267           60,065
                                                       2008      1.192          1.091           60,153
                                                       2007      1.128          1.192           60,230

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.467          1.485          151,908
                                                       2010      1.383          1.467          150,476
                                                       2009      1.244          1.383          192,697

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.466          1.373               --
                                                       2010      1.287          1.466               --
                                                       2009      1.059          1.287               --
                                                       2008      1.608          1.059               --
                                                       2007      1.562          1.608            5,914
                                                       2006      1.456          1.562            5,919

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.263               --
                                                       2006      1.091          1.145            5,867

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.521          1.546               --
                                                       2010      1.382          1.521               --
                                                       2009      1.059          1.382               --
                                                       2008      1.210          1.059               --
                                                       2007      1.157          1.210               --
                                                       2006      1.120          1.157               --

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.029          1.636               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.913          0.859           34,909
                                                       2010      0.795          0.913           33,310
                                                       2009      0.685          0.795           36,689
                                                       2008      1.096          0.685           39,921
                                                       2007      1.075          1.096           39,265
                                                       2006      1.001          1.075           38,973

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.979          0.874           39,068
                                                       2010      0.833          0.979           52,882
                                                       2009      0.672          0.833           51,533
                                                       2008      0.976          0.672           53,326
                                                       2007      1.026          0.976           52,541
                                                       2006      1.003          1.026           85,604

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.417          1.369               --
                                                       2010      1.258          1.417               --
                                                       2009      1.010          1.258            4,209

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.583          1.504               (0)
                                                       2010      1.401          1.583               (0)
                                                       2009      0.958          1.401            2,977
                                                       2008      1.800          0.958            5,203
                                                       2007      1.524          1.800            5,205
                                                       2006      1.565          1.524            5,207

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.241          1.297               (0)
                                                       2010      1.168          1.241               (0)
                                                       2009      1.088          1.168               (0)
                                                       2008      1.148          1.088            8,166
                                                       2007      1.102          1.148            8,193
                                                       2006      1.063          1.102               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.135          1.155               --
                                                       2010      1.055          1.135               --
                                                       2009      0.912          1.055               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.194          1.067               --
                                                       2010      1.016          1.194               --
                                                       2009      0.809          1.016            9,022

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.019          0.999           11,495
                                                       2010      1.039          1.019           11,524
                                                       2009      1.055          1.039           11,554
                                                       2008      1.046          1.055           11,582
                                                       2007      1.015          1.046           11,611
                                                       2006      0.995          1.015           11,640

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.217          1.146           24,170
                                                       2010      1.108          1.217           23,160
                                                       2009      0.856          1.108           22,500
                                                       2008      1.390          0.856           21,693

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.756          0.788               --
                                                       2008      1.396          0.756            9,029
                                                       2007      1.370          1.396            9,029
                                                       2006      1.355          1.370            9,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.196          1.100           30,926
                                                       2010      1.065          1.196           49,012
                                                       2009      0.893          1.065           49,785
                                                       2008      1.492          0.893           50,732
                                                       2007      1.462          1.492           77,841
                                                       2006      1.429          1.462           77,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.915          0.991               --
                                                       2010      0.807          0.915               --
                                                       2009      0.626          0.807               --
                                                       2008      1.071          0.626               --
                                                       2007      1.058          1.071               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.153          1.168               --
                                                       2010      1.069          1.153               --
                                                       2009      0.904          1.069               --
                                                       2008      1.077          0.904               --
                                                       2007      1.040          1.077               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.097          1.088               --
                                                       2010      1.003          1.097               --
                                                       2009      0.827          1.003               --
                                                       2008      1.076          0.827               --
                                                       2007      1.047          1.076               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.038          1.004          633,132
                                                       2010      0.935          1.038          637,663
                                                       2009      0.753          0.935          633,132
                                                       2008      1.076          0.753          633,132
                                                       2007      1.052          1.076          608,755
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.975          0.920               --
                                                       2010      0.867          0.975               --
                                                       2009      0.685          0.867               --
                                                       2008      1.076          0.685               --
                                                       2007      1.057          1.076               --
                                                       2006      1.002          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.321          1.317           33,066
                                                       2010      1.176          1.321           33,066
                                                       2009      0.958          1.176           37,753

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.331          1.334           60,973
                                                       2010      1.235          1.331           74,129
                                                       2009      1.064          1.235           94,315
                                                       2008      1.397          1.064          137,359
                                                       2007      1.367          1.397          143,277
                                                       2006      1.282          1.367          134,570

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.256          1.242               --
                                                       2010      1.149          1.256               --
                                                       2009      0.970          1.149               --
                                                       2008      1.466          0.970               --
                                                       2007      1.389          1.466               --
                                                       2006      1.260          1.389               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.993          0.892           32,235
                                                       2010      0.873          0.993           32,089
                                                       2009      0.637          0.873           32,028
                                                       2008      1.093          0.637           32,330
                                                       2007      1.049          1.093           32,071
                                                       2006      0.996          1.049           32,135

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.042          1.009           12,241
                                                       2010      0.911          1.042           12,241
                                                       2009      0.649          0.911           12,241
                                                       2008      1.141          0.649           12,241
                                                       2007      1.066          1.141           12,241
                                                       2006      0.998          1.066           12,241

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.411          1.403               --
                                                       2010      1.068          1.411               --
                                                       2009      0.786          1.068               --
                                                       2008      1.198          0.786               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.189               --
                                                       2006      1.082          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.139          1.181               --
                                                       2010      1.096          1.139               --
                                                       2009      1.070          1.096               --
                                                       2008      1.093          1.070               --
                                                       2007      1.067          1.093               --
                                                       2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995               --
                                                       2005      0.979          0.987           11,670
                                                       2004      0.988          0.979           11,700
                                                       2003      1.000          0.988               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.326               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.103          1.123               --
                                                       2006      1.116          1.103           60,291
                                                       2005      1.115          1.116           60,291
                                                       2004      1.044          1.115           60,291
                                                       2003      1.000          1.044           57,878

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241               --
                                                       2008      1.170          1.202          165,771
                                                       2007      1.097          1.170          171,818
                                                       2006      1.077          1.097          168,805
                                                       2005      1.072          1.077          167,332
                                                       2004      1.042          1.072          179,966
                                                       2003      1.012          1.042          151,979
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.969          2.129               --
                                                       2006      1.572          1.969           66,294
                                                       2005      1.428          1.572           67,482
                                                       2004      1.253          1.428           72,597
                                                       2003      0.994          1.253           72,597
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.143          2.285               --
                                                       2006      1.863          2.143           25,467
                                                       2005      1.774          1.863           25,776
                                                       2004      1.433          1.774            8,360
                                                       2003      0.977          1.433            8,360
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.366          1.453               --
                                                       2005      1.281          1.366           20,979
                                                       2004      1.226          1.281           20,979
                                                       2003      0.967          1.226           20,979
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.265          1.347               --
                                                       2005      1.285          1.265            2,881
                                                       2004      1.233          1.285               --
                                                       2003      0.996          1.233               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.614          1.761               --
                                                       2005      1.464          1.614               --
                                                       2004      1.282          1.464               --
                                                       2003      0.977          1.282               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.361          1.429               --
                                                       2005      1.329          1.361           78,736
                                                       2004      1.233          1.329           79,753
                                                       2003      0.958          1.233           75,794
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.311          1.343               --
                                                       2005      1.304          1.311               --
                                                       2004      1.205          1.304               --
                                                       2003      1.003          1.205               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.370          1.417               --
                                                       2005      1.327          1.370               --
                                                       2004      1.224          1.327               --
                                                       2003      0.978          1.224               --
                                                       2002      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.316          1.355               --
                                                       2005      1.235          1.316               --
                                                       2004      1.182          1.235               --
                                                       2003      0.967          1.182               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.176               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.089               --
                                                       2005      1.000          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.131               --
                                                       2005      1.000          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.444          1.532               --
                                                       2005      1.314          1.444               --
                                                       2004      1.156          1.314               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.481          1.565               --
                                                       2005      1.465          1.481            5,209
                                                       2004      1.309          1.465               --
                                                       2003      0.974          1.309               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.243          1.282               --
                                                       2005      1.231          1.243          137,752
                                                       2004      1.127          1.231          143,268
                                                       2003      0.986          1.127          291,870
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118           22,795

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.540          1.767               --
                                                       2005      1.433          1.540           80,331
                                                       2004      1.263          1.433           70,505
                                                       2003      1.001          1.263           67,375
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.373          1.456               --
                                                       2005      1.321          1.373            5,924
                                                       2004      1.212          1.321            5,930
                                                       2003      1.000          1.212            6,531

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.091               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.074          1.063               --
                                                       2005      1.078          1.074            8,248
                                                       2004      1.064          1.078            8,276
                                                       2003      1.014          1.064               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.363          1.421               --
                                                       2005      1.362          1.363            8,608
                                                       2004      1.260          1.362            8,608
                                                       2003      0.969          1.260            8,608
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.279               --
                                                       2005      1.000          1.113               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      1.008          0.977               --
                                                       2008      1.602          1.008            7,450
                                                       2007      1.673          1.602            7,453
                                                       2006      1.470          1.673            7,456
                                                       2005      1.439          1.470            7,459
                                                       2004      1.250          1.439               --
                                                       2003      0.974          1.250               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.827          0.846               --
                                                       2008      1.481          0.827               --
                                                       2007      1.343          1.481               --
                                                       2006      1.282          1.343               --
                                                       2005      1.212          1.282               --
                                                       2004      1.191          1.212               --
                                                       2003      0.966          1.191               --
                                                       2002      1.000          0.966               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.991          1.778           84,709
                                                       2010      1.818          1.991          114,549
                                                       2009      1.303          1.818          129,042
                                                       2008      2.158          1.303          136,429
                                                       2007      1.917          2.158          165,904
                                                       2006      1.624          1.917          178,010
                                                       2005      1.452          1.624          110,811
                                                       2004      1.305          1.452           42,254
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.680          1.577          294,984
                                                       2010      1.444          1.680          352,085
                                                       2009      1.057          1.444          361,028
                                                       2008      1.925          1.057          383,503
                                                       2007      1.748          1.925          430,026
                                                       2006      1.618          1.748          437,863
                                                       2005      1.420          1.618          340,966
                                                       2004      1.288          1.420          120,679
                                                       2003      0.961          1.288           47,022
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.408          1.355          146,289
                                                       2010      1.289          1.408          237,742
                                                       2009      1.002          1.289          289,134
                                                       2008      1.645          1.002          335,713
                                                       2007      1.598          1.645          412,337
                                                       2006      1.415          1.598          415,257
                                                       2005      1.364          1.415          319,906
                                                       2004      1.261          1.364          155,487
                                                       2003      0.971          1.261           60,641
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787            1,402
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.456          1.392               --
                                                       2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.265          1.193               --
                                                       2007      1.451          1.265            1,265
                                                       2006      1.427          1.451            1,316
                                                       2005      1.375          1.427            1,318
                                                       2004      1.260          1.375               --
                                                       2003      0.976          1.260               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.725          1.644              974
                                                       2010      1.505          1.725            1,024
                                                       2009      1.134          1.505            1,070
                                                       2008      2.018          1.134            1,114
                                                       2007      1.756          2.018            1,175
                                                       2006      1.607          1.756            1,223
                                                       2005      1.406          1.607            1,225
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.416          1.350               --
                                                       2010      1.224          1.416               --
                                                       2009      0.920          1.224               --
                                                       2008      1.600          0.920               --
                                                       2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.405          2.101           65,395
                                                       2010      1.908          2.405           70,427
                                                       2009      1.393          1.908           98,681
                                                       2008      2.353          1.393          100,963
                                                       2007      2.082          2.353          110,828
                                                       2006      1.889          2.082          108,117
                                                       2005      1.633          1.889           93,631
                                                       2004      1.336          1.633           52,848
                                                       2003      0.986          1.336           29,604
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490           37,280
                                                       2006      2.202          2.765           38,825
                                                       2005      1.763          2.202           25,297
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442           10,805

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           58,303
                                                       2010      1.700          1.807           57,454
                                                       2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      0.989          1.281           67,115
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           28,099
                                                       2004      1.265          1.438            4,542
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058           18,869
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.242          1.281               --
                                                       2005      1.176          1.242               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.606          1.626               --
                                                       2009      1.304          1.606               --
                                                       2008      1.874          1.304               --
                                                       2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.897          2.028               --
                                                       2010      1.556          1.897            3,084
                                                       2009      1.012          1.556            3,785
                                                       2008      1.843          1.012            4,319
                                                       2007      1.545          1.843            5,645
                                                       2006      1.462          1.545            6,357
                                                       2005      1.337          1.462            7,625
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.561          1.468               --
                                                       2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           14,774
                                                       2004      1.330          1.498            5,304
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.481          1.488           58,934
                                                       2010      1.209          1.481           67,194
                                                       2009      0.916          1.209           97,227
                                                       2008      1.569          0.916           82,009
                                                       2007      1.631          1.569          114,689

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.424          1.432           15,077
                                                       2010      1.289          1.424           34,900
                                                       2009      1.077          1.289           44,524
                                                       2008      1.555          1.077           65,888
                                                       2007      1.506          1.555          101,995

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.464          1.346           14,446
                                                       2010      1.281          1.464           30,559
                                                       2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.701          1.625           47,305

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.357          1.321           17,138
                                                       2010      1.260          1.357           20,335
                                                       2009      0.903          1.260           20,134
                                                       2008      1.469          0.903           19,973
                                                       2007      1.471          1.469           20,026

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.370          1.410            1,084
                                                       2010      1.277          1.370            1,085
                                                       2009      1.046          1.277            1,086
                                                       2008      1.658          1.046            1,088
                                                       2007      1.628          1.658            1,089
                                                       2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.953          1.941           22,832
                                                       2010      1.592          1.953           22,956
                                                       2009      1.137          1.592           23,192
                                                       2008      1.957          1.137           25,509
                                                       2007      1.815          1.957           25,369
                                                       2006      1.642          1.815            5,625
                                                       2005      1.597          1.642            3,179
                                                       2004      1.415          1.597            1,499
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950            1,309
                                                       2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            4,462
                                                       2005      1.308          1.337            4,470
                                                       2004      1.211          1.308            4,478
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.229          1.205               --
                                                       2010      1.118          1.229               --
                                                       2009      0.929          1.118               --
                                                       2008      1.267          0.929               --
                                                       2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945               --
                                                       2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            8,876
                                                       2005      0.989          0.993            8,879
                                                       2004      0.998          0.989            8,882
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            6,287
                                                       2005      1.394          1.502            7,097
                                                       2004      1.304          1.394               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           37,493
                                                       2005      1.369          1.385           36,659
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           62,613
                                                       2005      1.525          1.618           57,739
                                                       2004      1.255          1.525           19,603
                                                       2003      1.000          1.255              574

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.735          1.670               --
                                                       2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.738          1.748            1,111
                                                       2010      1.525          1.738            7,480
                                                       2009      1.056          1.525            8,221
                                                       2008      1.420          1.056           11,263
                                                       2007      1.410          1.420           28,262
                                                       2006      1.341          1.410           16,220

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.335          1.312            6,314
                                                       2010      1.210          1.335            6,314
                                                       2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816           17,811
                                                       2010      0.771          0.879           17,815
                                                       2009      0.582          0.771            2,666
                                                       2008      1.016          0.582            2,675
                                                       2007      1.217          1.016            2,683
                                                       2006      1.003          1.217            7,846

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.423          1.254               --
                                                       2010      1.215          1.423               --
                                                       2009      0.960          1.215               --
                                                       2008      1.310          0.960            3,355
                                                       2007      1.349          1.310            3,355
                                                       2006      1.269          1.349            3,355

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.907          1.608           13,019
                                                       2010      1.668          1.907           50,748
                                                       2009      1.094          1.668           18,217
                                                       2008      1.884          1.094           18,280
                                                       2007      1.938          1.884           19,288
                                                       2006      1.764          1.938           26,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.357          1.318               --
                                                       2010      1.094          1.357               --
                                                       2009      0.832          1.094               --
                                                       2008      1.382          0.832               --
                                                       2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.789          1.625           67,032
                                                       2010      1.664          1.789           68,708
                                                       2009      1.185          1.664           17,254
                                                       2008      2.080          1.185           17,597
                                                       2007      1.626          2.080           10,814
                                                       2006      1.591          1.626            3,406

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.076          0.999               --
                                                       2010      0.894          1.076               --
                                                       2009      0.667          0.894               --
                                                       2008      1.058          0.667               --
                                                       2008      1.102          1.058               --
                                                       2007      1.247          1.102               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.907          0.896               --
                                                       2008      1.237          0.907               --
                                                       2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.755          1.803               --
                                                       2010      1.582          1.755               --
                                                       2009      1.177          1.582               --
                                                       2008      1.471          1.177               --
                                                       2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.965          0.911           33,100
                                                       2010      0.785          0.965           40,877
                                                       2009      0.633          0.785           73,236
                                                       2008      1.054          0.633           85,284
                                                       2007      1.069          1.054          119,580
                                                       2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.912          2.321           31,878
                                                       2010      2.403          2.912           29,842
                                                       2009      1.451          2.403           36,089
                                                       2008      3.176          1.451           39,871

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.760          1.541               --
                                                       2010      1.612          1.760               --
                                                       2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.337          1.461          102,544
                                                       2010      1.262          1.337           77,187
                                                       2009      1.088          1.262          119,933
                                                       2008      1.189          1.088          123,065
                                                       2007      1.126          1.189          138,068

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.462          1.478          257,831
                                                       2010      1.378          1.462          282,181
                                                       2009      1.240          1.378          243,927

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.461          1.367               --
                                                       2010      1.282          1.461               --
                                                       2009      1.056          1.282               --
                                                       2008      1.604          1.056               --
                                                       2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.516          1.540           56,111
                                                       2010      1.379          1.516           57,729
                                                       2009      1.057          1.379           45,868
                                                       2008      1.208          1.057           57,339
                                                       2007      1.156          1.208           96,041
                                                       2006      1.119          1.156          100,478

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.020          1.628               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.911          0.857            2,427
                                                       2010      0.794          0.911            2,552
                                                       2009      0.684          0.794            2,667
                                                       2008      1.095          0.684            2,777
                                                       2007      1.075          1.095            2,929
                                                       2006      1.001          1.075            3,047

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.977          0.872          110,292
                                                       2010      0.831          0.977          127,384
                                                       2009      0.671          0.831          134,305
                                                       2008      0.975          0.671          146,739
                                                       2007      1.026          0.975          178,099
                                                       2006      1.003          1.026           75,289

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.411          1.363               --
                                                       2010      1.253          1.411               --
                                                       2009      1.007          1.253               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.577          1.497            6,549
                                                       2010      1.396          1.577           10,056
                                                       2009      0.955          1.396           10,753
                                                       2008      1.795          0.955           11,055
                                                       2007      1.521          1.795           11,926
                                                       2006      1.562          1.521           19,806

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.236          1.291           37,505
                                                       2010      1.164          1.236           49,107
                                                       2009      1.084          1.164           52,184
                                                       2008      1.146          1.084           55,792
                                                       2007      1.100          1.146           35,083
                                                       2006      1.061          1.100           18,196

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.131          1.151               --
                                                       2010      1.052          1.131               --
                                                       2009      0.909          1.052               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.190          1.062           26,517
                                                       2010      1.013          1.190           26,522
                                                       2009      0.806          1.013           27,245

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.015          0.995               --
                                                       2010      1.035          1.015               --
                                                       2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.213          1.141               --
                                                       2010      1.104          1.213               --
                                                       2009      0.854          1.104               --
                                                       2008      1.387          0.854               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753           27,250
                                                       2007      1.367          1.393           27,254
                                                       2006      1.352          1.367           27,257

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.191          1.095           44,175
                                                       2010      1.062          1.191           44,181
                                                       2009      0.890          1.062           64,613
                                                       2008      1.489          0.890           64,624
                                                       2007      1.459          1.489           64,633
                                                       2006      1.426          1.459           64,641

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.913          0.988               --
                                                       2010      0.805          0.913               --
                                                       2009      0.625          0.805               --
                                                       2008      1.070          0.625           27,656
                                                       2007      1.057          1.070           27,688
                                                       2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.151          1.165               --
                                                       2010      1.067          1.151               --
                                                       2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.095          1.084               --
                                                       2010      1.001          1.095               --
                                                       2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.035          1.001           89,321
                                                       2010      0.933          1.035           92,599
                                                       2009      0.752          0.933           38,802
                                                       2008      1.076          0.752           38,828
                                                       2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.973          0.918          250,054
                                                       2010      0.865          0.973          259,722
                                                       2009      0.684          0.865          270,766
                                                       2008      1.075          0.684          285,703
                                                       2007      1.057          1.075          294,393
                                                       2006      1.002          1.057          273,532

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.315          1.311            1,294
                                                       2010      1.172          1.315            1,299
                                                       2009      0.955          1.172            1,304

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.326          1.328           98,056
                                                       2010      1.231          1.326          107,144
                                                       2009      1.061          1.231          130,012
                                                       2008      1.393          1.061          140,304
                                                       2007      1.365          1.393          164,171
                                                       2006      1.280          1.365          168,730

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.252          1.238           24,223
                                                       2010      1.146          1.252           37,381
                                                       2009      0.968          1.146           38,669
                                                       2008      1.464          0.968           43,369
                                                       2007      1.387          1.464           53,875
                                                       2006      1.259          1.387           51,954

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889           43,310
                                                       2010      0.872          0.991           75,482
                                                       2009      0.636          0.872          119,471
                                                       2008      1.092          0.636          125,771
                                                       2007      1.048          1.092          153,162
                                                       2006      0.996          1.048          141,496

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.040          1.006               --
                                                       2010      0.909          1.040               --
                                                       2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.405          1.397            1,048
                                                       2010      1.064          1.405            1,102
                                                       2009      0.783          1.064            1,151
                                                       2008      1.195          0.783            1,199

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145           18,491

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.135          1.176               --
                                                       2010      1.093          1.135               --
                                                       2009      1.067          1.093               --
                                                       2008      1.091          1.067               --
                                                       2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.325               --
                                                       2005      1.070          1.109               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101          123,795
                                                       2005      1.114          1.115          157,960
                                                       2004      1.044          1.114           67,168
                                                       2003      1.000          1.044           34,812

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199          194,527
                                                       2007      1.095          1.167          241,997
                                                       2006      1.076          1.095          225,507
                                                       2005      1.071          1.076          217,671
                                                       2004      1.042          1.071           49,211
                                                       2003      1.012          1.042           91,451
                                                       2002      1.000          1.012               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           46,357
                                                       2005      1.773          1.860           43,405
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           64,649
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309           16,141
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           43,756

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478           10,746
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242          145,919
                                                       2004      1.126          1.230           83,145
                                                       2003      0.986          1.126           43,414
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           44,123
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           27,884
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073           18,568
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      1.000          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      1.005          0.974               --
                                                       2008      1.598          1.005               --
                                                       2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.824          0.843               --
                                                       2008      1.477          0.824               --
                                                       2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      2.000          1.785           365,372
                                                       2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.596          1.496           857,397
                                                       2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.320          1.269           967,941
                                                       2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.194          1.141                --
                                                       2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.970          0.915                --
                                                       2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.501          1.430            25,300
                                                       2010      1.310          1.501            29,667
                                                       2009      0.987          1.310            41,555
                                                       2008      1.758          0.987            50,351
                                                       2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.275          1.215                --
                                                       2010      1.103          1.275                --
                                                       2009      0.829          1.103                --
                                                       2008      1.443          0.829                --
                                                       2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.071          1.809           187,933
                                                       2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.441           145,563
                                                       2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.187          1.202                --
                                                       2009      0.964          1.187                --
                                                       2008      1.387          0.964             4,621
                                                       2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.246          1.332                --
                                                       2010      1.023          1.246            17,291
                                                       2009      0.665          1.023            17,308
                                                       2008      1.212          0.665            23,725
                                                       2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.173          1.103                --
                                                       2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.241          1.246           646,832
                                                       2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.370          1.317         1,574,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.333          1.340           531,080
                                                       2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.412          1.458           952,825

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.364          1.254           690,899
                                                       2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.243          1.210           363,761
                                                       2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.351          1.348           587,902

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.216          1.250           252,331
                                                       2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.610          1.599            88,702
                                                       2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.225          1.200                --
                                                       2010      1.115          1.225                --
                                                       2009      0.927          1.115                --
                                                       2008      1.264          0.927                --
                                                       2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.954          0.941                --
                                                       2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.403          1.350                --
                                                       2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.708          1.717            27,308
                                                       2010      1.500          1.708            40,978
                                                       2009      1.039          1.500            55,012
                                                       2008      1.397          1.039            67,549
                                                       2007      1.388          1.397           131,342
                                                       2006      1.321          1.388           211,798

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.153          1.132           123,696
                                                       2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814            74,644
                                                       2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.419          1.250            29,730
                                                       2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.597          1.346           350,067
                                                       2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.353          1.314            25,880
                                                       2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.427          1.295            67,702
                                                       2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.073          0.996             3,327
                                                       2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                --
                                                       2008      1.235          0.905                --
                                                       2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.641          1.685            18,592
                                                       2010      1.480          1.641            29,133
                                                       2009      1.102          1.480            87,779
                                                       2008      1.378          1.102            96,720
                                                       2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909           325,661
                                                       2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.901          2.311            91,797
                                                       2010      2.395          2.901            76,777
                                                       2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.415           124,348
                                                       2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.331          1.454           447,841
                                                       2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.541          1.557         1,709,735
                                                       2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.455          1.361            16,643
                                                       2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.511          1.534            83,967
                                                       2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.327          1.069             9,314

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.909          0.855            85,615
                                                       2010      0.793          0.909           121,728
                                                       2009      0.683          0.793           170,212
                                                       2008      1.094          0.683           168,060
                                                       2007      1.074          1.094           224,390
                                                       2006      1.001          1.074           224,507

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869           483,571
                                                       2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.103          1.064            55,946
                                                       2010      0.980          1.103            87,047
                                                       2009      0.787          0.980           166,996

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.883          0.838           162,951
                                                       2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.279          1.335             2,125
                                                       2010      1.205          1.279             2,306
                                                       2009      1.123          1.205             2,329
                                                       2008      1.187          1.123             3,620
                                                       2007      1.140          1.187            30,422
                                                       2006      1.101          1.140                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.127          1.147                --
                                                       2010      1.049          1.127                --
                                                       2009      0.907          1.049                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.054          0.940           160,782
                                                       2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.006          0.985            68,772
                                                       2010      1.027          1.006           267,069
                                                       2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      0.993          0.934            15,773
                                                       2010      0.905          0.993            15,780
                                                       2009      0.700          0.905            15,787
                                                       2008      1.137          0.700            15,795

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.179          1.083           188,138
                                                       2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                --
                                                       2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161                --
                                                       2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081            57,498
                                                       2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998           210,568
                                                       2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915                --
                                                       2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.176          1.171            53,822
                                                       2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.343          1.344           846,527
                                                       2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.248          1.233            33,660
                                                       2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887            84,437
                                                       2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003           189,274
                                                       2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.076          1.070             1,497
                                                       2010      0.816          1.076             1,499
                                                       2009      0.601          0.816            42,612
                                                       2008      0.917          0.601            44,019

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.132          1.172             2,205
                                                       2010      1.090          1.132             2,364
                                                       2009      1.065          1.090             2,195
                                                       2008      1.089          1.065            16,951
                                                       2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           250,936
                                                       2004      1.187          1.284           225,563
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      1.000          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.786          0.762                --
                                                       2008      1.250          0.786           187,248
                                                       2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.614          0.629                --
                                                       2008      1.102          0.614             1,983
                                                       2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.798          1.604            71,588
                                                       2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.488          1.395           357,974
                                                       2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.272          1.223           141,856
                                                       2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.399          1.337                --
                                                       2007      1.334          1.399                --
                                                       2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.148          1.082                --
                                                       2007      1.318          1.148                --
                                                       2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.570          1.494                --
                                                       2010      1.371          1.570                --
                                                       2009      1.033          1.371                --
                                                       2008      1.842          1.033                --
                                                       2007      1.603          1.842                --
                                                       2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.331          1.267                --
                                                       2010      1.152          1.331                --
                                                       2009      0.867          1.152                --
                                                       2008      1.509          0.867                --
                                                       2007      1.444          1.509                --
                                                       2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.140          1.868            82,243
                                                       2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.440            79,869
                                                       2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.458          1.476                --
                                                       2009      1.185          1.458                --
                                                       2008      1.705          1.185                --
                                                       2007      1.431          1.705                --
                                                       2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.666          1.781                --
                                                       2010      1.368          1.666                --
                                                       2009      0.890          1.368                --
                                                       2008      1.623          0.890                --
                                                       2007      1.362          1.623                --
                                                       2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.494          1.405                --
                                                       2007      1.395          1.494                --
                                                       2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.332          1.337            96,718
                                                       2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.473          1.415           271,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.327          1.333            40,599
                                                       2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.409          1.453           124,725

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.294          1.189            81,563
                                                       2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.510          1.441           233,632

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.151          1.119            35,918
                                                       2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.252          1.250            48,526

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.255          1.290            56,344
                                                       2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.694          1.682             5,158
                                                       2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.221          1.196                --
                                                       2010      1.112          1.221                --
                                                       2009      0.924          1.112                --
                                                       2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.938                --
                                                       2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.203          1.251                --
                                                       2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.432          1.480                --
                                                       2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.334          1.391                --
                                                       2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522                --
                                                       2007      1.523          1.581                --
                                                       2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.563          1.571                --
                                                       2010      1.374          1.563                --
                                                       2009      0.952          1.374                --
                                                       2008      1.281          0.952                --
                                                       2007      1.273          1.281                --
                                                       2006      1.212          1.273                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.250          1.226                --
                                                       2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811                --
                                                       2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.415          1.246            25,618
                                                       2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.464            59,472
                                                       2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.349          1.310             1,239
                                                       2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.715          1.556             4,779
                                                       2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.070          0.993                --
                                                       2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891                --
                                                       2008      1.233          0.903                --
                                                       2007      1.184          1.233                --
                                                       2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.560          1.602                --
                                                       2010      1.408          1.560                --
                                                       2009      1.048          1.408                --
                                                       2008      1.312          1.048                --
                                                       2007      1.254          1.312                --
                                                       2006      1.201          1.254                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906            73,888
                                                       2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.532          2.016            30,337
                                                       2010      2.091          2.532            43,089
                                                       2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440               693
                                                       2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.330          1.452           113,403
                                                       2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.427          1.442           470,845
                                                       2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.349          1.261                --
                                                       2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.506          1.528           179,410
                                                       2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.774          1.429                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.906          0.852                --
                                                       2010      0.791          0.906                --
                                                       2009      0.682          0.791                --
                                                       2008      1.093          0.682                --
                                                       2007      1.074          1.093                --
                                                       2006      1.001          1.074                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867            85,078
                                                       2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.274          1.230                --
                                                       2010      1.133          1.274                --
                                                       2009      0.911          1.133                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.354          1.284             3,453
                                                       2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.182          1.233                --
                                                       2010      1.114          1.182                --
                                                       2009      1.039          1.114                --
                                                       2008      1.099          1.039                --
                                                       2007      1.056          1.099                --
                                                       2006      1.020          1.056                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.124          1.142                --
                                                       2010      1.046          1.124                --
                                                       2009      0.905          1.046                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.123          1.002             7,923
                                                       2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.015          0.994           106,531
                                                       2010      1.036          1.015           121,065
                                                       2009      1.054          1.036           151,660
                                                       2008      1.046          1.054            54,462
                                                       2007      1.017          1.046             9,494
                                                       2006      0.998          1.017                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.161          1.091                --
                                                       2010      1.059          1.161                --
                                                       2009      0.819          1.059                --
                                                       2008      1.331          0.819                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.087          0.998            29,651
                                                       2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983                --
                                                       2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158                --
                                                       2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078                --
                                                       2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995                --
                                                       2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913                --
                                                       2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.219          1.213             5,328
                                                       2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.261          1.262           131,684
                                                       2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.244          1.228             6,452
                                                       2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884           178,683
                                                       2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000                --
                                                       2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.271          1.263                --
                                                       2010      0.964          1.271                --
                                                       2009      0.710          0.964                --
                                                       2008      1.084          0.710                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.128          1.167                --
                                                       2010      1.087          1.128                --
                                                       2009      1.062          1.087                --
                                                       2008      1.087          1.062                --
                                                       2007      1.062          1.087                --
                                                       2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.910          0.881                --
                                                       2008      1.447          0.910                --
                                                       2007      1.513          1.447                --
                                                       2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.780          0.798                --
                                                       2008      1.400          0.780                --
                                                       2007      1.271          1.400                --
                                                       2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.364          1.326                --
                                                       2005      1.213          1.364           162,251
                                                       2004      1.144          1.213           149,299
                                                       2003      0.948          1.144             1,664
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.967          1.754           389,359
                                                       2010      1.798          1.967           467,725
                                                       2009      1.291          1.798           667,050
                                                       2008      2.142          1.291           807,737
                                                       2007      1.905          2.142         1,004,732
                                                       2006      1.616          1.905         1,114,790
                                                       2005      1.448          1.616         1,124,175
                                                       2004      1.303          1.448           898,634
                                                       2003      0.984          1.303            91,690
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.660          1.555         1,081,581
                                                       2010      1.429          1.660         1,343,605
                                                       2009      1.047          1.429         1,799,363
                                                       2008      1.910          1.047         2,132,885
                                                       2007      1.737          1.910         2,575,192
                                                       2006      1.611          1.737         2,907,300
                                                       2005      1.416          1.611         2,977,854
                                                       2004      1.286          1.416         2,427,929
                                                       2003      0.960          1.286           170,165
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.391          1.337           784,385
                                                       2010      1.276          1.391           966,366
                                                       2009      0.993          1.276         1,352,963
                                                       2008      1.633          0.993         1,744,913
                                                       2007      1.588          1.633         2,466,987
                                                       2006      1.409          1.588         2,699,756
                                                       2005      1.360          1.409         2,772,030
                                                       2004      1.259          1.360         2,235,097
                                                       2003      0.971          1.259           211,761
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.602          1.583                --
                                                       2005      1.385          1.602           112,562
                                                       2004      1.184          1.385            33,944
                                                       2003      0.968          1.184                --
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.779          2.309                --
                                                       2005      1.696          1.779           360,501
                                                       2004      1.319          1.696           318,291
                                                       2003      1.005          1.319            42,691
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.446          1.381                --
                                                       2007      1.379          1.446            68,132
                                                       2006      1.209          1.379            64,906
                                                       2005      1.184          1.209            65,260
                                                       2004      1.151          1.184            39,749
                                                       2003      0.971          1.151             1,366
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.255          1.183                --
                                                       2007      1.442          1.255           121,928
                                                       2006      1.420          1.442           120,708
                                                       2005      1.371          1.420           161,026
                                                       2004      1.258          1.371           114,385
                                                       2003      0.976          1.258            21,265
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405                --
                                                       2005      1.200          1.294           509,102
                                                       2004      1.073          1.200           434,445
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437                --
                                                       2005      1.198          1.291           534,756
                                                       2004      1.067          1.198           404,010
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.705          1.622           216,463
                                                       2010      1.490          1.705           266,667
                                                       2009      1.124          1.490           338,531
                                                       2008      2.003          1.124           427,449
                                                       2007      1.745          2.003           629,004
                                                       2006      1.600          1.745           700,546
                                                       2005      1.401          1.600           707,001
                                                       2004      1.243          1.401           475,352
                                                       2003      0.991          1.243            36,351
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.399          1.331             5,076
                                                       2010      1.211          1.399             5,153
                                                       2009      0.912          1.211            18,848
                                                       2008      1.588          0.912            27,404
                                                       2007      1.520          1.588            39,158
                                                       2006      1.365          1.520            41,166
                                                       2005      1.155          1.365            41,623
                                                       2004      1.166          1.155            51,343
                                                       2003      0.953          1.166                --
                                                       2002      1.000          0.953                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.376          2.073           284,005
                                                       2010      1.888          2.376           336,293
                                                       2009      1.380          1.888           462,226
                                                       2008      2.335          1.380           656,069
                                                       2007      2.069          2.335           907,113
                                                       2006      1.881          2.069           966,406
                                                       2005      1.628          1.881           921,710
                                                       2004      1.334          1.628           736,858
                                                       2003      0.986          1.334            43,499
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.453          1.683                --
                                                       2005      1.342          1.453           480,845
                                                       2004      1.218          1.342           341,109
                                                       2003      0.994          1.218            66,842
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.466          3.148                --
                                                       2007      2.750          3.466           266,910
                                                       2006      2.193          2.750           301,415
                                                       2005      1.759          2.193           298,025
                                                       2004      1.441          1.759           206,913
                                                       2003      1.000          1.441            62,270

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.785          1.561           169,292
                                                       2010      1.682          1.785           194,907
                                                       2009      1.254          1.682           250,919
                                                       2008      2.150          1.254           240,039
                                                       2007      1.903          2.150           274,770
                                                       2006      1.601          1.903           253,240
                                                       2005      1.484          1.601           228,682
                                                       2004      1.279          1.484           188,826
                                                       2003      0.989          1.279            18,112
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.528          1.822                --
                                                       2005      1.434          1.528           709,630
                                                       2004      1.263          1.434           617,524
                                                       2003      0.976          1.263           166,521
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077                --
                                                       2005      1.065          1.056           189,600
                                                       2004      1.000          1.065            67,343

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.236          1.274                --
                                                       2005      1.173          1.236            19,615
                                                       2004      1.106          1.173            19,624
                                                       2003      0.994          1.106             5,328
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.589          1.608                --
                                                       2009      1.292          1.589                --
                                                       2008      1.860          1.292                --
                                                       2007      1.562          1.860                --
                                                       2006      1.500          1.562                --
                                                       2005      1.365          1.500                --
                                                       2004      1.221          1.365                --
                                                       2003      0.988          1.221                --
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.875          2.003                --
                                                       2010      1.540          1.875            20,948
                                                       2009      1.003          1.540            20,979
                                                       2008      1.829          1.003            14,227
                                                       2007      1.536          1.829            27,896
                                                       2006      1.455          1.536            44,875
                                                       2005      1.332          1.455            46,971
                                                       2004      1.354          1.332            42,662
                                                       2003      0.944          1.354            29,485
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.549          1.457                --
                                                       2007      1.447          1.549             8,023
                                                       2006      1.254          1.447             8,023
                                                       2005      1.213          1.254             8,023
                                                       2004      1.186          1.213             8,023
                                                       2003      0.980          1.186                --
                                                       2002      1.000          0.980                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.521          1.699                --
                                                       2005      1.495          1.521           330,331
                                                       2004      1.329          1.495           295,348
                                                       2003      1.000          1.329            13,380

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.463          1.468           241,475
                                                       2010      1.196          1.463           274,899
                                                       2009      0.908          1.196           315,660
                                                       2008      1.557          0.908           366,536
                                                       2007      1.621          1.557           399,942

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.406          1.412            82,464
                                                       2010      1.276          1.406            85,358
                                                       2009      1.068          1.276            92,487
                                                       2008      1.543          1.068            41,593
                                                       2007      1.496          1.543            48,045

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.446          1.328           178,866
                                                       2010      1.267          1.446           221,528
                                                       2009      1.001          1.267           257,137
                                                       2008      1.613          1.001           280,129
                                                       2007      1.690          1.613           368,776

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.341          1.304            41,877
                                                       2010      1.247          1.341            41,998
                                                       2009      0.895          1.247            48,426
                                                       2008      1.458          0.895            77,489
                                                       2007      1.462          1.458           124,871

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.354          1.391            38,891
                                                       2010      1.263          1.354            49,399
                                                       2009      1.037          1.263           126,146
                                                       2008      1.646          1.037           132,865
                                                       2007      1.619          1.646           199,346
                                                       2006      1.398          1.619           265,093
                                                       2005      1.341          1.398           275,119
                                                       2004      1.241          1.341           185,782
                                                       2003      0.958          1.241             2,898
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.930          1.915            89,270
                                                       2010      1.575          1.930           129,019
                                                       2009      1.127          1.575           167,094
                                                       2008      1.943          1.127           181,287
                                                       2007      1.804          1.943           228,468
                                                       2006      1.635          1.804           250,590
                                                       2005      1.592          1.635           237,831
                                                       2004      1.413          1.592           234,884
                                                       2003      0.970          1.413            24,400
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.942          0.915                --
                                                       2008      1.540          0.942           491,107
                                                       2007      1.499          1.540           597,863
                                                       2006      1.331          1.499           717,839
                                                       2005      1.304          1.331           775,963
                                                       2004      1.209          1.304           805,051
                                                       2003      0.967          1.209           192,134
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.217          1.191                --
                                                       2010      1.109          1.217                --
                                                       2009      0.922          1.109                --
                                                       2008      1.260          0.922                --
                                                       2007      1.161          1.260             2,933
                                                       2006      1.101          1.161             5,104
                                                       2005      1.078          1.101                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.947          0.934                --
                                                       2010      0.886          0.947           214,324
                                                       2009      0.771          0.886           234,333
                                                       2008      1.000          0.771           234,749
                                                       2007      1.008          1.000           480,246
                                                       2006      0.989          1.008           509,516
                                                       2005      0.987          0.989           537,016
                                                       2004      0.997          0.987           430,649
                                                       2003      1.000          0.997            18,897

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.630          1.707                --
                                                       2006      1.410          1.630           376,900
                                                       2005      1.385          1.410           341,534
                                                       2004      1.306          1.385           340,204
                                                       2003      0.960          1.306            61,870
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.405          1.461                --
                                                       2006      1.377          1.405           147,482
                                                       2005      1.337          1.377           161,654
                                                       2004      1.359          1.337           123,908
                                                       2003      0.961          1.359             3,996
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.625          1.680                --
                                                       2006      1.495          1.625           389,361
                                                       2005      1.390          1.495           410,185
                                                       2004      1.302          1.390           309,088
                                                       2003      0.949          1.302            37,229
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.459          1.521                --
                                                       2006      1.326          1.459            21,787
                                                       2005      1.307          1.326            21,425
                                                       2004      1.232          1.307            14,500
                                                       2003      0.967          1.232                --
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.584          1.643                --
                                                       2006      1.380          1.584           555,965
                                                       2005      1.365          1.380           538,683
                                                       2004      1.238          1.365           413,218
                                                       2003      1.000          1.238            24,805

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.771          1.948                --
                                                       2006      1.612          1.771           656,153
                                                       2005      1.522          1.612           818,793
                                                       2004      1.253          1.522           673,192
                                                       2003      1.000          1.253            30,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123                --
                                                       2005      1.073          1.090            31,949
                                                       2004      1.000          1.073            29,686

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.722          1.657                --
                                                       2007      1.659          1.722           260,906
                                                       2006      1.749          1.659           325,531

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.717          1.725           120,077
                                                       2010      1.509          1.717           134,929
                                                       2009      1.046          1.509           190,924
                                                       2008      1.409          1.046           238,976
                                                       2007      1.401          1.409           399,415
                                                       2006      1.334          1.401           317,372

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.605          1.680                --
                                                       2006      1.521          1.605           233,191

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.319          1.294            57,758
                                                       2010      1.197          1.319           112,246
                                                       2009      1.026          1.197           150,094
                                                       2008      1.672          1.026           182,224
                                                       2007      1.666          1.672           224,516

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.873          0.809           352,539
                                                       2010      0.767          0.873           369,741
                                                       2009      0.580          0.767           476,857
                                                       2008      1.014          0.580           530,671
                                                       2007      1.216          1.014           618,920
                                                       2006      1.003          1.216           674,985

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.411          1.241            17,164
                                                       2010      1.206          1.411            19,243
                                                       2009      0.955          1.206            17,197
                                                       2008      1.304          0.955            13,838
                                                       2007      1.346          1.304            21,953
                                                       2006      1.267          1.346            13,947

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.884          1.586           145,562
                                                       2010      1.650          1.884           167,810
                                                       2009      1.084          1.650           290,317
                                                       2008      1.869          1.084           351,542
                                                       2007      1.926          1.869           301,204
                                                       2006      1.755          1.926           365,013

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.345          1.305             7,307
                                                       2010      1.087          1.345            20,494
                                                       2009      0.827          1.087            21,878
                                                       2008      1.377          0.827            23,838
                                                       2007      1.263          1.377            31,704
                                                       2006      1.277          1.263            15,782

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.767          1.603            31,259
                                                       2010      1.646          1.767            34,340
                                                       2009      1.175          1.646           103,546
                                                       2008      2.064          1.175            98,521
                                                       2007      1.617          2.064           111,010
                                                       2006      1.583          1.617           128,957

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.067          0.989             3,199
                                                       2010      0.888          1.067             3,199
                                                       2009      0.663          0.888                 0
                                                       2008      1.054          0.663             1,849
                                                       2008      1.098          1.054             4,846
                                                       2007      1.244          1.098             4,846

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.901          0.889                --
                                                       2008      1.231          0.901            31,045
                                                       2007      1.183          1.231            32,551
                                                       2006      1.123          1.183            32,782

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.734          1.779           169,789
                                                       2010      1.565          1.734           164,788
                                                       2009      1.166          1.565           279,581
                                                       2008      1.460          1.166           294,613
                                                       2007      1.396          1.460           266,003
                                                       2006      1.337          1.396           279,142

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.959          0.904           316,611
                                                       2010      0.780          0.959           433,301
                                                       2009      0.630          0.780           576,752
                                                       2008      1.051          0.630           652,363
                                                       2007      1.068          1.051         1,026,474
                                                       2006      1.002          1.068            36,511

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.873          0.828                --
                                                       2008      1.555          0.873           213,795
                                                       2007      1.420          1.555           200,569
                                                       2006      1.443          1.420           211,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.978          0.833                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.879          2.291            72,420
                                                       2010      2.379          2.879           114,351
                                                       2009      1.439          2.379           161,279
                                                       2008      3.152          1.439           180,092

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.739          1.520                --
                                                       2010      1.595          1.739             5,923
                                                       2009      1.239          1.595             9,612
                                                       2008      2.196          1.239            15,295
                                                       2007      2.099          2.196            74,269

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.321          1.442           338,449
                                                       2010      1.250          1.321           356,957
                                                       2009      1.079          1.250           428,520
                                                       2008      1.181          1.079           558,929
                                                       2007      1.119          1.181           695,624

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.444          1.458           584,806
                                                       2010      1.364          1.444           843,678
                                                       2009      1.228          1.364         1,020,095

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.444          1.349               676
                                                       2010      1.270          1.444             8,092
                                                       2009      1.047          1.270             9,799
                                                       2008      1.593          1.047             9,832
                                                       2007      1.550          1.593            15,237
                                                       2006      1.447          1.550            15,225

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.258                --
                                                       2006      1.089          1.142            14,775

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.501          1.522           274,039
                                                       2010      1.367          1.501           366,502
                                                       2009      1.049          1.367           423,216
                                                       2008      1.201          1.049           385,457
                                                       2007      1.151          1.201           369,263
                                                       2006      1.115          1.151           293,766

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.995          1.606            11,617

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.904          0.850           579,145
                                                       2010      0.790          0.904           632,879
                                                       2009      0.681          0.790           998,967
                                                       2008      1.093          0.681         1,157,543
                                                       2007      1.074          1.093         1,434,863
                                                       2006      1.001          1.074           935,967

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.970          0.864           587,022
                                                       2010      0.827          0.970           784,965
                                                       2009      0.668          0.827         1,052,518
                                                       2008      0.973          0.668         1,233,403
                                                       2007      1.025          0.973         1,748,888
                                                       2006      1.003          1.025         1,175,250

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.394          1.345           161,209
                                                       2010      1.240          1.394           216,571
                                                       2009      0.997          1.240           304,995

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.558          1.477            47,693
                                                       2010      1.382          1.558            66,894
                                                       2009      0.946          1.382           124,553
                                                       2008      1.782          0.946           142,050
                                                       2007      1.512          1.782           196,413
                                                       2006      1.554          1.512           225,830

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.221          1.273           180,638
                                                       2010      1.151          1.221           178,307
                                                       2009      1.075          1.151           423,853
                                                       2008      1.137          1.075           401,784
                                                       2007      1.093          1.137           621,001
                                                       2006      1.056          1.093           308,140

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.120          1.138            17,567
                                                       2010      1.044          1.120            17,966
                                                       2009      0.903          1.044            32,238

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.175          1.047            99,900
                                                       2010      1.002          1.175           188,309
                                                       2009      0.799          1.002           273,349

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.003          0.981           236,968
                                                       2010      1.024          1.003           162,105
                                                       2009      1.042          1.024           481,461
                                                       2008      1.035          1.042         1,925,943
                                                       2007      1.007          1.035         1,651,959
                                                       2006      0.988          1.007           984,279

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.198          1.125            58,268
                                                       2010      1.093          1.198            75,983
                                                       2009      0.846          1.093            66,317
                                                       2008      1.376          0.846            65,927

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.778                --
                                                       2008      1.382          0.747            64,999
                                                       2007      1.359          1.382            97,383
                                                       2006      1.345          1.359           104,175

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.177          1.080           220,627
                                                       2010      1.051          1.177           239,973
                                                       2009      0.882          1.051           267,297
                                                       2008      1.477          0.882           287,702
                                                       2007      1.450          1.477           369,177
                                                       2006      1.419          1.450           392,755

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.907          0.981                --
                                                       2010      0.801          0.907            76,513
                                                       2009      0.622          0.801            76,513
                                                       2008      1.068          0.622           155,480
                                                       2007      1.056          1.068           534,814
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.143          1.155           280,233
                                                       2010      1.061          1.143           169,325
                                                       2009      0.899          1.061           153,984
                                                       2008      1.073          0.899           307,678
                                                       2007      1.039          1.073            28,996
                                                       2006      1.001          1.039            28,996

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.087          1.075            35,034
                                                       2010      0.996          1.087            41,575
                                                       2009      0.823          0.996           144,977
                                                       2008      1.072          0.823           314,849
                                                       2007      1.045          1.072            40,513
                                                       2006      1.002          1.045            40,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.028          0.992           410,284
                                                       2010      0.928          1.028           272,771
                                                       2009      0.749          0.928           333,514
                                                       2008      1.073          0.749           381,024
                                                       2007      1.051          1.073           770,223
                                                       2006      1.002          1.051           623,831

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.966          0.910                --
                                                       2010      0.861          0.966            92,467
                                                       2009      0.681          0.861           301,501
                                                       2008      1.073          0.681           118,754
                                                       2007      1.055          1.073           255,664
                                                       2006      1.002          1.055           265,171

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.300          1.293           204,755
                                                       2010      1.160          1.300           197,597
                                                       2009      0.946          1.160           484,508

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.310          1.310           819,075
                                                       2010      1.218          1.310           978,258
                                                       2009      1.051          1.218         1,521,553
                                                       2008      1.383          1.051         2,168,658
                                                       2007      1.356          1.383         2,697,619
                                                       2006      1.274          1.356         2,763,417

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.239          1.223            44,776
                                                       2010      1.137          1.239            96,631
                                                       2009      0.961          1.137           132,558
                                                       2008      1.455          0.961           171,510
                                                       2007      1.382          1.455           292,382
                                                       2006      1.255          1.382           301,347

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.984          0.882           736,381
                                                       2010      0.867          0.984         1,038,456
                                                       2009      0.634          0.867         1,317,813
                                                       2008      1.089          0.634         1,413,859
                                                       2007      1.047          1.089         1,702,931
                                                       2006      0.996          1.047         1,795,779

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.033          0.997           141,438
                                                       2010      0.904          1.033           142,085
                                                       2009      0.646          0.904           168,942
                                                       2008      1.137          0.646           185,092
                                                       2007      1.065          1.137           116,999
                                                       2006      0.998          1.065           208,859

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.388          1.378            51,220
                                                       2010      1.053          1.388            55,403
                                                       2009      0.776          1.053            82,666
                                                       2008      1.185          0.776           107,073

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                --
                                                       2006      1.077          1.140           178,676

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.124          1.163            36,924
                                                       2010      1.084          1.124            39,007
                                                       2009      1.060          1.084           109,079
                                                       2008      1.085          1.060           119,310
                                                       2007      1.061          1.085           143,127
                                                       2006      1.029          1.061           137,679

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.981          0.988                --
                                                       2005      0.975          0.981           924,728
                                                       2004      0.986          0.975           422,863
                                                       2003      0.999          0.986           477,541
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.320                --
                                                       2005      1.068          1.106            85,466
                                                       2004      1.000          1.068            63,559

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.095          1.114                --
                                                       2006      1.110          1.095           746,906
                                                       2005      1.111          1.110           689,777
                                                       2004      1.043          1.111           373,901
                                                       2003      1.000          1.043             6,497

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.188          1.225                --
                                                       2008      1.158          1.188         1,102,385
                                                       2007      1.088          1.158         1,341,831
                                                       2006      1.071          1.088         1,443,055
                                                       2005      1.068          1.071         1,609,764
                                                       2004      1.040          1.068         1,251,034
                                                       2003      1.012          1.040            79,910
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.953          2.110                --
                                                       2006      1.562          1.953            77,002
                                                       2005      1.422          1.562            78,315
                                                       2004      1.251          1.422            67,769
                                                       2003      0.994          1.251                --
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.125          2.266                --
                                                       2006      1.851          2.125           391,043
                                                       2005      1.767          1.851           414,038
                                                       2004      1.431          1.767           365,769
                                                       2003      0.977          1.431            93,868
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.357          1.443                --
                                                       2005      1.275          1.357           211,467
                                                       2004      1.224          1.275           164,673
                                                       2003      0.967          1.224            13,256
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.257          1.337                --
                                                       2005      1.280          1.257           310,813
                                                       2004      1.230          1.280           262,405
                                                       2003      0.995          1.230             5,021
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.604          1.749                --
                                                       2005      1.458          1.604           324,426
                                                       2004      1.279          1.458           265,932
                                                       2003      0.977          1.279           130,786
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.353          1.419                --
                                                       2005      1.323          1.353           459,819
                                                       2004      1.230          1.323           391,215
                                                       2003      0.958          1.230            36,353
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.304          1.334                --
                                                       2005      1.299          1.304           355,278
                                                       2004      1.202          1.299           281,780
                                                       2003      1.003          1.202            44,036
                                                       2002      1.000          1.003                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)........  2006      1.362          1.408                --
                                                       2005      1.321          1.362           135,406
                                                       2004      1.221          1.321           113,005
                                                       2003      0.978          1.221                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.308          1.345                --
                                                       2005      1.230          1.308            53,718
                                                       2004      1.179          1.230            93,111
                                                       2003      0.967          1.179             2,446
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019                --
                                                       2005      1.000          1.017            28,480

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051           207,446

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084           244,231

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046                --
                                                       2005      1.000          1.028            38,806

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.435          1.521                --
                                                       2005      1.309          1.435           228,582
                                                       2004      1.154          1.309           190,108
                                                       2003      0.973          1.154             6,398
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.472          1.554                --
                                                       2005      1.459          1.472           266,741
                                                       2004      1.306          1.459           168,327
                                                       2003      0.974          1.306            16,281
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.236          1.274                --
                                                       2005      1.226          1.236         2,733,449
                                                       2004      1.124          1.226         2,342,241
                                                       2003      0.986          1.124           192,774
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.255                --
                                                       2005      1.117          1.163           184,079
                                                       2004      1.000          1.117            25,622

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.530          1.755                --
                                                       2005      1.428          1.530           375,137
                                                       2004      1.260          1.428           316,110
                                                       2003      1.001          1.260             8,954
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.366          1.447                --
                                                       2005      1.317          1.366            18,039
                                                       2004      1.211          1.317            11,668
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115                --
                                                       2005      1.090          1.106           319,509
                                                       2004      1.000          1.090           156,625

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.068          1.056                --
                                                       2005      1.073          1.068           418,727
                                                       2004      1.062          1.073           360,483
                                                       2003      1.014          1.062            44,650
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.355          1.411                --
                                                       2005      1.357          1.355            46,788
                                                       2004      1.258          1.357            45,845
                                                       2003      0.969          1.258            18,537
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277                --
                                                       2005      1.000          1.111             6,163

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267                --
                                                       2005      1.000          1.107             5,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029                --
                                                       2005      1.047          1.069           134,885
                                                       2004      1.000          1.047            29,837

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.996          0.965                --
                                                       2008      1.586          0.996           342,592
                                                       2007      1.659          1.586           508,515
                                                       2006      1.461          1.659           668,128
                                                       2005      1.433          1.461           691,668
                                                       2004      1.247          1.433           522,754
                                                       2003      0.974          1.247             6,856
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.817          0.835                --
                                                       2008      1.466          0.817             3,872
                                                       2007      1.332          1.466             3,872
                                                       2006      1.275          1.332             3,872
                                                       2005      1.207          1.275             3,872
                                                       2004      1.188          1.207             3,872
                                                       2003      0.966          1.188                --
                                                       2002      1.000          0.966                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.785          1.591           24,563
                                                       2010      1.633          1.785           24,566
                                                       2009      1.173          1.633           36,458
                                                       2008      1.946          1.173           36,462
                                                       2007      1.733          1.946           36,464
                                                       2006      1.471          1.733           39,406
                                                       2005      1.318          1.471           31,945
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.477          1.383          150,276
                                                       2010      1.272          1.477          173,263
                                                       2009      0.933          1.272          210,701
                                                       2008      1.702          0.933          245,921
                                                       2007      1.549          1.702          245,928
                                                       2006      1.437          1.549          265,884
                                                       2005      1.264          1.437          265,627
                                                       2004      1.148          1.264          191,873
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.262          1.212           71,953
                                                       2010      1.158          1.262           82,065
                                                       2009      0.902          1.158          133,050
                                                       2008      1.484          0.902          189,455
                                                       2007      1.444          1.484          198,798
                                                       2006      1.281          1.444          198,842
                                                       2005      1.238          1.281          192,713
                                                       2004      1.146          1.238           87,188
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.393          1.330               --
                                                       2007      1.329          1.393               --
                                                       2006      1.166          1.329               --
                                                       2005      1.142          1.166               --
                                                       2004      1.112          1.142               --
                                                       2003      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.143          1.077               --
                                                       2007      1.314          1.143               --
                                                       2006      1.294          1.314               --
                                                       2005      1.250          1.294               --
                                                       2004      1.148          1.250               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          205,418
                                                       2004      1.067          1.197          113,459
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.558          1.482               --
                                                       2010      1.362          1.558               --
                                                       2009      1.028          1.362               --
                                                       2008      1.834          1.028               --
                                                       2007      1.598          1.834               --
                                                       2006      1.466          1.598               --
                                                       2005      1.285          1.466               --
                                                       2004      1.140          1.285               --
                                                       2003      1.000          1.140               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.321          1.257               --
                                                       2010      1.145          1.321               --
                                                       2009      0.862          1.145               --
                                                       2008      1.502          0.862               --
                                                       2007      1.439          1.502               --
                                                       2006      1.292          1.439               --
                                                       2005      1.095          1.292               --
                                                       2004      1.105          1.095               --
                                                       2003      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.124          1.853              977
                                                       2010      1.689          2.124              980
                                                       2009      1.236          1.689              983
                                                       2008      2.091          1.236              986
                                                       2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           39,624
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.030          2.752               --
                                                       2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            4,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.634          1.428           93,309
                                                       2010      1.540          1.634           93,311
                                                       2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076               --
                                                       2005      1.064          1.055               --
                                                       2004      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.201          1.238               --
                                                       2005      1.140          1.201               --
                                                       2004      1.076          1.140               --
                                                       2003      1.000          1.076               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.449          1.466               --
                                                       2009      1.178          1.449               --
                                                       2008      1.697          1.178               --
                                                       2007      1.426          1.697               --
                                                       2006      1.371          1.426               --
                                                       2005      1.247          1.371               --
                                                       2004      1.116          1.247               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.654          1.767               --
                                                       2010      1.359          1.654               --
                                                       2009      0.886          1.359               --
                                                       2008      1.616          0.886               --
                                                       2007      1.358          1.616               --
                                                       2006      1.287          1.358               --
                                                       2005      1.179          1.287               --
                                                       2004      1.199          1.179               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.487          1.398               --
                                                       2007      1.390          1.487               --
                                                       2006      1.205          1.390               --
                                                       2005      1.167          1.205               --
                                                       2004      1.141          1.167               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.322          1.326           11,987
                                                       2010      1.081          1.322           22,441
                                                       2009      0.822          1.081           32,694
                                                       2008      1.409          0.822           42,528
                                                       2007      1.467          1.409           42,528

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.317          1.322           47,897
                                                       2010      1.195          1.317           65,721
                                                       2009      1.001          1.195           90,736
                                                       2008      1.447          1.001          222,306
                                                       2007      1.404          1.447          239,495

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.285          1.179           97,229
                                                       2010      1.126          1.285           97,234
                                                       2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.504          1.435          154,084

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.142          1.110            3,561
                                                       2010      1.063          1.142            3,566
                                                       2009      0.763          1.063            3,572
                                                       2008      1.244          0.763            3,578
                                                       2007      1.248          1.244            3,583

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.246          1.279           14,116
                                                       2010      1.163          1.246           14,139
                                                       2009      0.955          1.163           14,163
                                                       2008      1.517          0.955           16,488
                                                       2007      1.492          1.517           16,516
                                                       2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.682          1.668               --
                                                       2010      1.373          1.682               --
                                                       2009      0.983          1.373              768
                                                       2008      1.695          0.983            3,938
                                                       2007      1.576          1.695            3,938
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.878          0.853               --
                                                       2008      1.435          0.878               --
                                                       2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.213          1.186               --
                                                       2010      1.106          1.213               --
                                                       2009      0.920          1.106               --
                                                       2008      1.257          0.920               --
                                                       2007      1.159          1.257               --
                                                       2006      1.100          1.159               --
                                                       2005      1.077          1.100               --
                                                       2004      1.000          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.944          0.931               --
                                                       2010      0.884          0.944               --
                                                       2009      0.769          0.884              470
                                                       2008      0.998          0.769               --
                                                       2007      1.006          0.998            4,622
                                                       2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.199          1.247               --
                                                       2006      1.176          1.199               --
                                                       2005      1.142          1.176               --
                                                       2004      1.162          1.142               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.427          1.474               --
                                                       2006      1.313          1.427               --
                                                       2005      1.221          1.313               --
                                                       2004      1.144          1.221               --
                                                       2003      1.000          1.144               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.329          1.386               --
                                                       2006      1.209          1.329               --
                                                       2005      1.192          1.209               --
                                                       2004      1.124          1.192               --
                                                       2003      1.000          1.124               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          118,364
                                                       2005      1.256          1.269          118,369
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           52,795
                                                       2005      1.402          1.484           48,998
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.000          1.072               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.574          1.514               --
                                                       2007      1.518          1.574               --
                                                       2006      1.600          1.518               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.552          1.558               --
                                                       2010      1.365          1.552               --
                                                       2009      0.947          1.365               --
                                                       2008      1.276          0.947               --
                                                       2007      1.269          1.276               --
                                                       2006      1.209          1.269               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.241          1.216               --
                                                       2010      1.127          1.241               --
                                                       2009      0.966          1.127               --
                                                       2008      1.575          0.966               --
                                                       2007      1.570          1.575               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.871          0.807              500
                                                       2010      0.765          0.871              501
                                                       2009      0.579          0.765            1,042
                                                       2008      1.013          0.579              504
                                                       2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.407          1.237               --
                                                       2010      1.203          1.407               --
                                                       2009      0.953          1.203              338
                                                       2008      1.303          0.953               --
                                                       2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.725          1.452            1,455
                                                       2010      1.512          1.725            1,457
                                                       2009      0.994          1.512            1,460
                                                       2008      1.714          0.994            1,462
                                                       2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            4,343

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.341          1.301               --
                                                       2010      1.084          1.341               --
                                                       2009      0.826          1.084               --
                                                       2008      1.375          0.826               --
                                                       2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.702          1.543               --
                                                       2010      1.586          1.702               --
                                                       2009      1.132          1.586               --
                                                       2008      1.991          1.132            7,798
                                                       2007      1.560          1.991            3,214
                                                       2006      1.528          1.560               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.064          0.986               --
                                                       2010      0.886          1.064               --
                                                       2009      0.662          0.886               --
                                                       2008      1.052          0.662               --
                                                       2008      1.097          1.052               --
                                                       2007      1.243          1.097               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.899          0.887               --
                                                       2008      1.228          0.899               --
                                                       2007      1.181          1.228               --
                                                       2006      1.122          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.549          1.588               --
                                                       2010      1.399          1.549               --
                                                       2009      1.043          1.399               --
                                                       2008      1.306          1.043               --
                                                       2007      1.250          1.306               --
                                                       2006      1.198          1.250               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.956          0.901           23,276
                                                       2010      0.779          0.956           44,673
                                                       2009      0.629          0.779           67,029
                                                       2008      1.051          0.629           80,628
                                                       2007      1.068          1.051           80,634
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.809          0.767               --
                                                       2008      1.441          0.809               --
                                                       2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.975          0.831               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.513          1.999           54,078
                                                       2010      2.078          2.513              271
                                                       2009      1.257          2.078            2,545
                                                       2008      2.756          1.257            2,546

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.635          1.428               --
                                                       2010      1.500          1.635               --
                                                       2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.320          1.440           54,004
                                                       2010      1.249          1.320           27,563
                                                       2009      1.079          1.249           27,563
                                                       2008      1.181          1.079           27,563
                                                       2007      1.120          1.181           27,563

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.417          1.430           94,952
                                                       2010      1.339          1.417           91,376
                                                       2009      1.206          1.339           47,751

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.339          1.250            1,938
                                                       2010      1.178          1.339            1,941
                                                       2009      0.972          1.178            1,945
                                                       2008      1.479          0.972            1,949
                                                       2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.496          1.516            3,159
                                                       2010      1.363          1.496            3,072
                                                       2009      1.047          1.363            3,083
                                                       2008      1.199          1.047            3,471
                                                       2007      1.149          1.199            5,365
                                                       2006      1.114          1.149            6,248

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.760          1.417               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.902          0.847               --
                                                       2010      0.788          0.902               --
                                                       2009      0.681          0.788               --
                                                       2008      1.092          0.681               --
                                                       2007      1.073          1.092               --
                                                       2006      1.001          1.073               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.968          0.862          135,334
                                                       2010      0.825          0.968          152,990
                                                       2009      0.667          0.825          153,164
                                                       2008      0.972          0.667          250,493
                                                       2007      1.025          0.972          262,541
                                                       2006      1.003          1.025          292,254

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.265          1.219               --
                                                       2010      1.126          1.265               --
                                                       2009      0.906          1.126               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.344          1.274            3,224
                                                       2010      1.193          1.344            3,229
                                                       2009      0.817          1.193            3,234
                                                       2008      1.540          0.817            3,240
                                                       2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.173          1.223               --
                                                       2010      1.107          1.173               --
                                                       2009      1.033          1.107               --
                                                       2008      1.094          1.033               --
                                                       2007      1.052          1.094               --
                                                       2006      1.017          1.052               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.116          1.133               --
                                                       2010      1.041          1.116               --
                                                       2009      0.900          1.041               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.115          0.993               --
                                                       2010      0.951          1.115               --
                                                       2009      0.758          0.951               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.007          0.986               --
                                                       2010      1.030          1.007               --
                                                       2009      1.048          1.030               --
                                                       2008      1.042          1.048               --
                                                       2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.152          1.082               --
                                                       2010      1.052          1.152               --
                                                       2009      0.815          1.052               --
                                                       2008      1.325          0.815               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.709          0.738               --
                                                       2008      1.313          0.709               --
                                                       2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.079          0.989               --
                                                       2010      0.964          1.079            5,854
                                                       2009      0.809          0.964               --
                                                       2008      1.356          0.809               --
                                                       2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.905          0.978               --
                                                       2010      0.799          0.905               --
                                                       2009      0.621          0.799               --
                                                       2008      1.067          0.621               --
                                                       2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.140          1.151               --
                                                       2010      1.059          1.140               --
                                                       2009      0.898          1.059               --
                                                       2008      1.072          0.898               --
                                                       2007      1.038          1.072            9,515
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.085          1.072               --
                                                       2010      0.994          1.085               --
                                                       2009      0.822          0.994               --
                                                       2008      1.071          0.822               --
                                                       2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.025          0.989               --
                                                       2010      0.926          1.025               --
                                                       2009      0.748          0.926               --
                                                       2008      1.072          0.748               --
                                                       2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.964          0.907               --
                                                       2010      0.859          0.964               --
                                                       2009      0.680          0.859               --
                                                       2008      1.072          0.680               --
                                                       2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.210          1.203               --
                                                       2010      1.080          1.210               --
                                                       2009      0.882          1.080               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.251          1.251           65,377
                                                       2010      1.164          1.251           65,382
                                                       2009      1.006          1.164           65,388
                                                       2008      1.323          1.006           65,394
                                                       2007      1.299          1.323           69,849
                                                       2006      1.220          1.299           69,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.235          1.219               --
                                                       2010      1.133          1.235               --
                                                       2009      0.959          1.133               --
                                                       2008      1.453          0.959               --
                                                       2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.981          0.879               --
                                                       2010      0.865          0.981               --
                                                       2009      0.633          0.865               --
                                                       2008      1.088          0.633               --
                                                       2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.030          0.994               --
                                                       2010      0.902          1.030               --
                                                       2009      0.645          0.902               --
                                                       2008      1.136          0.645               --
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.262          1.252               --
                                                       2010      0.958          1.262               --
                                                       2009      0.706          0.958               --
                                                       2008      1.079          0.706               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180               --
                                                       2006      1.076          1.139               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.120          1.158               --
                                                       2010      1.081          1.120               --
                                                       2009      1.057          1.081               --
                                                       2008      1.083          1.057               --
                                                       2007      1.060          1.083               --
                                                       2006      1.028          1.060               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.318               --
                                                       2005      1.068          1.105               --
                                                       2004      1.000          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.203               --
                                                       2008      1.138          1.167            6,534
                                                       2007      1.070          1.138            7,973
                                                       2006      1.053          1.070            9,240
                                                       2005      1.051          1.053            9,400
                                                       2004      1.024          1.051            6,562
                                                       2003      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.126          1.198               --
                                                       2005      1.147          1.126               --
                                                       2004      1.103          1.147               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.468          1.600               --
                                                       2005      1.335          1.468               --
                                                       2004      1.172          1.335               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.181          1.209               --
                                                       2005      1.177          1.181               --
                                                       2004      1.090          1.177               --
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.276          1.319               --
                                                       2005      1.239          1.276               --
                                                       2004      1.146          1.239               --
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.028          1.017               --
                                                       2005      1.034          1.028               --
                                                       2004      1.024          1.034               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028               --
                                                       2005      1.047          1.068               --
                                                       2004      1.000          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.905          0.876               --
                                                       2008      1.441          0.905               --
                                                       2007      1.508          1.441               --
                                                       2006      1.329          1.508               --
                                                       2005      1.304          1.329               --
                                                       2004      1.136          1.304               --
                                                       2003      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.776          0.794               --
                                                       2008      1.394          0.776               --
                                                       2007      1.267          1.394               --
                                                       2006      1.213          1.267               --
                                                       2005      1.150          1.213               --
                                                       2004      1.132          1.150               --
                                                       2003      1.000          1.132               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.951          1.738          3,623,489
                                                       2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.647          1.541         10,103,779
                                                       2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.380          1.325         11,105,881
                                                       2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.438          1.374                 --
                                                       2007      1.373          1.438            298,656
                                                       2006      1.206          1.373            397,978
                                                       2005      1.181          1.206            391,653
                                                       2004      1.150          1.181            322,804
                                                       2003      0.971          1.150            188,469
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.249          1.177                 --
                                                       2007      1.437          1.249            268,359
                                                       2006      1.416          1.437            313,175
                                                       2005      1.369          1.416            377,046
                                                       2004      1.257          1.369            311,733
                                                       2003      0.976          1.257            231,835
                                                       2002      1.000          0.976                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.691          1.608            450,337
                                                       2010      1.479          1.691            711,084
                                                       2009      1.117          1.479            835,808
                                                       2008      1.993          1.117            879,496
                                                       2007      1.738          1.993          1,772,730
                                                       2006      1.595          1.738          2,182,747
                                                       2005      1.398          1.595          2,061,509
                                                       2004      1.242          1.398          1,531,588
                                                       2003      0.991          1.242            910,082
                                                       2002      1.000          0.991                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.388          1.319              3,797
                                                       2010      1.203          1.388              3,808
                                                       2009      0.906          1.203              3,821
                                                       2008      1.580          0.906             11,037
                                                       2007      1.514          1.580             39,535
                                                       2006      1.361          1.514             74,317
                                                       2005      1.153          1.361            130,669
                                                       2004      1.164          1.153            116,084
                                                       2003      0.953          1.164             85,921
                                                       2002      1.000          0.953                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.357          2.054          2,481,940
                                                       2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.771          1.547          2,765,424
                                                       2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            144,872
                                                       2004      1.000          1.064             31,644

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232          1,000,058
                                                       2004      1.105          1.170          1,007,817
                                                       2003      0.994          1.105            761,916
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.578          1.596                 --
                                                       2009      1.284          1.578              7,976
                                                       2008      1.850          1.284              8,431
                                                       2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.860          1.986                 --
                                                       2010      1.529          1.860             23,191
                                                       2009      0.997          1.529             26,563
                                                       2008      1.819          0.997             37,835
                                                       2007      1.529          1.819             41,665
                                                       2006      1.450          1.529             51,633
                                                       2005      1.330          1.450             70,170
                                                       2004      1.352          1.330             54,392
                                                       2003      0.944          1.352             41,727
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.541          1.449                 --
                                                       2007      1.441          1.541             65,551
                                                       2006      1.250          1.441             89,928
                                                       2005      1.211          1.250            138,407
                                                       2004      1.185          1.211            135,271
                                                       2003      0.980          1.185            198,223
                                                       2002      1.000          0.980                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.452          1.454          4,914,155
                                                       2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.614          1.549         16,790,158

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.395          1.400          4,165,951
                                                       2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.490          1.535          7,070,990

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.435          1.316          4,586,735
                                                       2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.330          1.292          1,735,140
                                                       2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.455          1.451          5,938,566

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.343          1.378            757,147
                                                       2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.914          1.898            646,866
                                                       2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.209          1.182             61,224
                                                       2010      1.102          1.209             61,224
                                                       2009      0.918          1.102             61,224
                                                       2008      1.255          0.918             61,224
                                                       2007      1.158          1.255             61,224
                                                       2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.940          0.927              8,092
                                                       2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399            221,919
                                                       2005      1.334          1.373            240,936
                                                       2004      1.358          1.334            236,815
                                                       2003      0.961          1.358            179,718
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            410,208
                                                       2005      1.387          1.491            570,991
                                                       2004      1.300          1.387            576,176
                                                       2003      0.949          1.300            503,329
                                                       2002      1.000          0.949                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             68,458
                                                       2005      1.304          1.322             76,362
                                                       2004      1.231          1.304             80,237
                                                       2003      0.967          1.231             66,312
                                                       2002      1.000          0.967                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089            139,374
                                                       2004      1.000          1.072             15,056

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.713          1.648                 --
                                                       2007      1.652          1.713            180,514
                                                       2006      1.743          1.652            228,846

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.703          1.709            365,532
                                                       2010      1.499          1.703            453,313
                                                       2009      1.040          1.499            523,878
                                                       2008      1.402          1.040            629,813
                                                       2007      1.395          1.402            858,402
                                                       2006      1.330          1.395            881,687

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.309          1.282            195,760
                                                       2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.869          0.804          1,058,335
                                                       2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.403          1.233            272,080
                                                       2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.869          1.572          1,238,865
                                                       2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.338          1.297             87,293
                                                       2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.753          1.589            508,715
                                                       2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.061          0.983            226,710
                                                       2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.226          0.896            106,858
                                                       2007      1.179          1.226            101,276
                                                       2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.720          1.763            731,987
                                                       2010      1.554          1.720            923,603
                                                       2009      1.159          1.554          1,036,281
                                                       2008      1.453          1.159          1,205,645
                                                       2007      1.391          1.453          1,770,880
                                                       2006      1.333          1.391          2,140,686

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.954          0.898          2,718,048
                                                       2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.973          0.829            140,448

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.857          2.271          1,039,074
                                                       2010      2.363          2.857          1,472,884
                                                       2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.725          1.506            384,445
                                                       2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.311          1.429          3,162,840
                                                       2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.432          1.445         10,320,334
                                                       2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.433          1.338            350,564
                                                       2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.491          1.511          1,247,275
                                                       2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.978          1.592             23,152

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.900          0.845          1,348,026
                                                       2010      0.787          0.900          1,727,893
                                                       2009      0.680          0.787          2,114,384
                                                       2008      1.091          0.680          2,607,065
                                                       2007      1.073          1.091          3,491,053
                                                       2006      1.001          1.073          2,072,174

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.966          0.860          2,770,009
                                                       2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.383          1.332            530,635
                                                       2010      1.231          1.383            652,706
                                                       2009      0.991          1.231            741,888

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.545          1.463            448,847
                                                       2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.211          1.262            462,311
                                                       2010      1.143          1.211            599,358
                                                       2009      1.068          1.143            726,040
                                                       2008      1.131          1.068            768,685
                                                       2007      1.089          1.131          1,228,697
                                                       2006      1.052          1.089            378,941

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.112          1.129             55,710
                                                       2010      1.038          1.112             71,441
                                                       2009      0.898          1.038             85,678

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.166          1.038          1,097,516
                                                       2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.995          0.973          1,541,278
                                                       2010      1.017          0.995          1,155,191
                                                       2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.188          1.115            219,866
                                                       2010      1.085          1.188            243,801
                                                       2009      0.841          1.085            258,420
                                                       2008      1.368          0.841            294,964

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.167          1.070          1,651,404
                                                       2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.902          0.976                 --
                                                       2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.137          1.148          1,290,673
                                                       2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.082          1.069            607,283
                                                       2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.023          0.987          3,019,882
                                                       2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.962          0.905            537,056
                                                       2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.289          1.281          1,855,823
                                                       2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.299          1.298          7,077,571
                                                       2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.231          1.214            568,837
                                                       2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.979          0.877          2,019,294
                                                       2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.028          0.992            255,882
                                                       2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.377          1.366            111,744
                                                       2010      1.046          1.377            130,908
                                                       2009      0.772          1.046            177,556
                                                       2008      1.179          0.772            216,413

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137            187,465

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.117          1.154             58,200
                                                       2010      1.078          1.117             45,355
                                                       2009      1.055          1.078            164,292
                                                       2008      1.081          1.055             75,812
                                                       2007      1.058          1.081             49,091
                                                       2006      1.027          1.058             57,884

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          2,470,437
                                                       2004      1.229          1.277          2,374,115
                                                       2003      0.995          1.229            596,150
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            259,579
                                                       2004      1.278          1.455            254,423
                                                       2003      0.977          1.278            209,822
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300          1,087,695
                                                       2004      1.201          1.296            919,724
                                                       2003      1.003          1.201            516,662
                                                       2002      1.000          1.003                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            165,941
                                                       2004      1.220          1.318            158,630
                                                       2003      0.978          1.220            112,426
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064          1,139,958
                                                       2004      1.061          1.071          1,065,664
                                                       2003      1.014          1.061            543,097
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             53,294
                                                       2004      1.000          1.046             16,481

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.990          0.958                 --
                                                       2008      1.578          0.990          1,007,476
                                                       2007      1.652          1.578          1,442,269
                                                       2006      1.456          1.652          1,904,003
                                                       2005      1.431          1.456          2,281,096
                                                       2004      1.246          1.431          2,030,623
                                                       2003      0.974          1.246          1,003,439
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.812          0.830                 --
                                                       2008      1.459          0.812             17,242
                                                       2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.348          1.200               --
                                                       2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.169          1.094           11,675
                                                       2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.018          0.977               --
                                                       2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.199          1.145               --
                                                       2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.932          0.878               --
                                                       2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.195          1.135               --
                                                       2010      1.046          1.195               --
                                                       2009      0.790          1.046               --
                                                       2008      1.411          0.790               --
                                                       2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.197          1.137               --
                                                       2010      1.038          1.197               --
                                                       2009      0.782          1.038               --
                                                       2008      1.364          0.782               --
                                                       2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.426          1.243               --
                                                       2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.185          1.035               --
                                                       2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.189          1.203               --
                                                       2009      0.968          1.189               --
                                                       2008      1.396          0.968               --
                                                       2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.435          1.532               --
                                                       2010      1.180          1.435               --
                                                       2009      0.770          1.180               --
                                                       2008      1.406          0.770               --
                                                       2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.280          1.203               --
                                                       2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.092          1.094               --
                                                       2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.216          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.092          1.095               --
                                                       2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.168          1.204               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.047          0.960               --
                                                       2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.015          0.985               --
                                                       2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.113          1.109               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.004          1.030               --
                                                       2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.258          1.247               --
                                                       2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.144          1.118               --
                                                       2010      1.044          1.144               --
                                                       2009      0.869          1.044               --
                                                       2008      1.189          0.869               --
                                                       2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.937               --
                                                       2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.169          1.125               --
                                                       2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.303          1.307               --
                                                       2010      1.148          1.303               --
                                                       2009      0.797          1.148               --
                                                       2008      1.075          0.797               --
                                                       2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.993          0.972               --
                                                       2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.866          0.802               --
                                                       2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.399          1.229               --
                                                       2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.304          1.096               --
                                                       2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.334          1.293               --
                                                       2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.276          1.155               --
                                                       2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.058          0.980               --
                                                       2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.836          0.825               --
                                                       2008      1.144          0.836               --
                                                       2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.364          1.397               --
                                                       2010      1.233          1.364               --
                                                       2009      0.920          1.233               --
                                                       2008      1.154          0.920               --
                                                       2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.952          0.896               --
                                                       2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.970          0.826               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      1.573          1.249               --
                                                       2010      1.301          1.573               --
                                                       2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.210          1.056               --
                                                       2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.168          1.273               --
                                                       2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.335          1.347           25,949
                                                       2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.094          1.021               --
                                                       2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.354          1.371               --
                                                       2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.526          1.228               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.898          0.842               --
                                                       2010      0.785          0.898               --
                                                       2009      0.679          0.785               --
                                                       2008      1.090          0.679               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.964          0.857               --
                                                       2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      0.974          0.938               --
                                                       2010      0.867          0.974               --
                                                       2009      0.698          0.867               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.097          1.039               --
                                                       2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.122          1.169               --
                                                       2010      1.060          1.122               --
                                                       2009      0.991          1.060               --
                                                       2008      1.050          0.991               --
                                                       2007      1.011          1.050               --
                                                       2006      0.978          1.011               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.036          1.051               --
                                                       2010      0.967          1.036               --
                                                       2009      0.837          0.967               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.958          0.852               --
                                                       2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.020          0.997           20,162
                                                       2010      1.043          1.020           25,797
                                                       2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      0.989          0.928               --
                                                       2010      0.904          0.989               --
                                                       2009      0.701          0.904               --
                                                       2008      1.140          0.701               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.887          0.813               --
                                                       2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.900          0.973               --
                                                       2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.135          1.145               --
                                                       2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.080          1.066               --
                                                       2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.021          0.984               --
                                                       2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.959          0.902               --
                                                       2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.994          0.987               --
                                                       2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.060          1.059               --
                                                       2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.093          1.078               --
                                                       2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.977          0.874               --
                                                       2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.026          0.989               --
                                                       2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.026          1.017               --
                                                       2010      0.779          1.026               --
                                                       2009      0.575          0.779               --
                                                       2008      0.880          0.575               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.040          1.074               --
                                                       2010      1.004          1.040               --
                                                       2009      0.983          1.004               --
                                                       2008      1.008          0.983               --
                                                       2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.698          0.675               --
                                                       2008      1.113          0.698               --
                                                       2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.683          0.698               --
                                                       2008      1.228          0.683               --
                                                       2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.765          1.571         1,033,379
                                                       2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.461          1.366         2,762,004
                                                       2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.248          1.197         2,852,395
                                                       2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.384          1.321                --
                                                       2007      1.322          1.384                --
                                                       2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.135          1.069                --
                                                       2007      1.307          1.135             7,959
                                                       2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.541          1.463            51,406
                                                       2010      1.349          1.541            58,995
                                                       2009      1.020          1.349           133,879
                                                       2008      1.821          1.020           141,149
                                                       2007      1.590          1.821           114,282
                                                       2006      1.461          1.590           120,861
                                                       2005      1.282          1.461            70,187
                                                       2004      1.140          1.282             8,029
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.307          1.241                --
                                                       2010      1.134          1.307                --
                                                       2009      0.855          1.134                --
                                                       2008      1.492          0.855                --
                                                       2007      1.432          1.492                --
                                                       2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.101          1.830           682,793
                                                       2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.615          1.410           811,387
                                                       2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            20,924
                                                       2004      1.000          1.063                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.435          1.451                --
                                                       2009      1.169          1.435                --
                                                       2008      1.686          1.169                --
                                                       2007      1.419          1.686                --
                                                       2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.636          1.747                --
                                                       2010      1.346          1.636                --
                                                       2009      0.878          1.346                --
                                                       2008      1.605          0.878                --
                                                       2007      1.351          1.605                --
                                                       2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.477          1.388                --
                                                       2007      1.383          1.477                --
                                                       2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.308          1.309           752,119
                                                       2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.459          1.400         2,144,900

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.302          1.305           652,893
                                                       2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.396          1.438         1,055,670

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.271          1.164           357,667
                                                       2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.129          1.096           145,486
                                                       2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.241          1.236           482,503

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.232          1.263           159,419
                                                       2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.663          1.647            50,434
                                                       2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.201          1.173                --
                                                       2010      1.096          1.201                --
                                                       2009      0.914          1.096                --
                                                       2008      1.251          0.914                --
                                                       2007      1.155          1.251                --
                                                       2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.934          0.920                --
                                                       2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.193          1.240                --
                                                       2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.419          1.466                --
                                                       2006      1.308          1.419            12,949
                                                       2005      1.219          1.308            13,099
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.322          1.378                --
                                                       2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.564          1.504                --
                                                       2007      1.510          1.564             4,367
                                                       2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.535          1.538             3,980
                                                       2010      1.352          1.535             4,056
                                                       2009      0.939          1.352            23,716
                                                       2008      1.267          0.939            28,750
                                                       2007      1.262          1.267            29,999
                                                       2006      1.204          1.262            17,174

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.227          1.201             8,306
                                                       2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.864          0.800           355,554
                                                       2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.395          1.225           100,424
                                                       2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.706          1.434            62,893
                                                       2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.330          1.288            21,903
                                                       2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.683          1.524           214,115
                                                       2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.055          0.977           116,844
                                                       2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.892          0.880                --
                                                       2008      1.222          0.892                --
                                                       2007      1.176          1.222                --
                                                       2006      1.119          1.176                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.532          1.568                --
                                                       2010      1.385          1.532                --
                                                       2009      1.034          1.385                --
                                                       2008      1.298          1.034                --
                                                       2007      1.244          1.298             1,331
                                                       2006      1.193          1.244             1,329

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.950          0.893           700,021
                                                       2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.968          0.824            60,759

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.486          1.974           708,083
                                                       2010      2.058          2.486           958,219
                                                       2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.410             6,381
                                                       2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.305          1.422           792,067
                                                       2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.401          1.412         2,054,992
                                                       2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.324          1.235           127,106
                                                       2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.481          1.499           764,885
                                                       2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.740          1.399                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.896          0.840            83,446
                                                       2010      0.784          0.896            86,536
                                                       2009      0.678          0.784           118,953
                                                       2008      1.089          0.678           117,003
                                                       2007      1.072          1.089           153,982
                                                       2006      1.001          1.072            31,253

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.961          0.855           854,404
                                                       2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.251          1.204            33,503
                                                       2010      1.115          1.251            39,108
                                                       2009      0.898          1.115            40,332

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.329          1.258            22,955
                                                       2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.160          1.208             1,069
                                                       2010      1.096          1.160             1,072
                                                       2009      1.025          1.096             1,076
                                                       2008      1.087          1.025             1,080
                                                       2007      1.047          1.087             5,840
                                                       2006      1.013          1.047             1,088

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.105          1.120                --
                                                       2010      1.032          1.105                --
                                                       2009      0.894          1.032                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.103          0.981           143,263
                                                       2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.996          0.973           535,905
                                                       2010      1.020          0.996           470,911
                                                       2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.140          1.068                --
                                                       2010      1.042          1.140                --
                                                       2009      0.808          1.042                --
                                                       2008      1.316          0.808                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.067          0.977           320,199
                                                       2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.898          0.971                --
                                                       2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.132          1.142           188,948
                                                       2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.077          1.063           266,890
                                                       2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.018          0.981           444,428
                                                       2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.957          0.900           182,075
                                                       2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.197          1.188           415,799
                                                       2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.238          1.236           932,779
                                                       2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.223          1.205           173,426
                                                       2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.974          0.872           904,811
                                                       2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.023          0.986             9,648
                                                       2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.248          1.236                --
                                                       2010      0.949          1.248             4,302
                                                       2009      0.701          0.949             4,722
                                                       2008      1.071          0.701             4,901

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175                --
                                                       2006      1.073          1.134            13,772

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.109          1.145                 0
                                                       2010      1.072          1.109                 0
                                                       2009      1.050          1.072             6,048
                                                       2008      1.077          1.050             5,328
                                                       2007      1.055          1.077            15,176
                                                       2006      1.025          1.055            15,673

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122             1,385
                                                       2004      1.102          1.144               225
                                                       2003      1.000          1.102                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            16,918
                                                       2004      1.090          1.175               219
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            21,132
                                                       2004      1.023          1.032               743
                                                       2003      1.000          1.023                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.898          0.868                --
                                                       2008      1.431          0.898            49,461
                                                       2007      1.501          1.431            45,353
                                                       2006      1.324          1.501            46,303
                                                       2005      1.302          1.324            57,756
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.770          0.787                --
                                                       2008      1.385          0.770                --
                                                       2007      1.261          1.385                --
                                                       2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.920          1.707           485,533
                                                       2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.621          1.514         1,302,719
                                                       2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.358          1.301         1,350,622
                                                       2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.424          1.359                --
                                                       2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.237          1.164                --
                                                       2007      1.425          1.237            29,587
                                                       2006      1.407          1.425            28,456
                                                       2005      1.363          1.407            29,338
                                                       2004      1.254          1.363            17,501
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.664          1.579            44,190
                                                       2010      1.459          1.664            36,800
                                                       2009      1.103          1.459            62,481
                                                       2008      1.973          1.103            64,381
                                                       2007      1.724          1.973            88,720
                                                       2006      1.585          1.724            80,377
                                                       2005      1.393          1.585           101,217
                                                       2004      1.239          1.393            69,583
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.366          1.296             8,502
                                                       2010      1.186          1.366             8,502
                                                       2009      0.895          1.186             8,502
                                                       2008      1.564          0.895             8,502
                                                       2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.319          2.018           197,378
                                                       2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.742          1.520           226,364
                                                       2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050             4,730
                                                       2004      1.000          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.556          1.573                --
                                                       2009      1.269          1.556             1,896
                                                       2008      1.832          1.269             1,898
                                                       2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.830          1.953                --
                                                       2010      1.508          1.830                --
                                                       2009      0.985          1.508                --
                                                       2008      1.801          0.985                --
                                                       2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.526          1.433                --
                                                       2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.428          1.428           271,637
                                                       2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.600          1.534           650,353

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.373          1.375           509,293
                                                       2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.477          1.520           600,774

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.412          1.292           251,853
                                                       2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.309          1.269            61,746
                                                       2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.443          1.436           163,477

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.321          1.353           124,413
                                                       2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.884          1.864            36,782
                                                       2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.193          1.164                --
                                                       2010      1.090          1.193                --
                                                       2009      0.909          1.090                --
                                                       2008      1.246          0.909                --
                                                       2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.927          0.913                --
                                                       2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.696          1.630                --
                                                       2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.676          1.678            23,820
                                                       2010      1.478          1.676            29,733
                                                       2009      1.028          1.478            34,280
                                                       2008      1.388          1.028            56,433
                                                       2007      1.384          1.388            61,525
                                                       2006      1.321          1.384            57,810

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.288          1.259            17,873
                                                       2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.860          0.795            91,338
                                                       2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.387          1.217            25,501
                                                       2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.839          1.544            79,099
                                                       2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.323          1.280            15,015
                                                       2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.725          1.560            78,171
                                                       2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.050          0.970            16,973
                                                       2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.888          0.876                --
                                                       2008      1.217          0.888                --
                                                       2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.692          1.731            21,704
                                                       2010      1.532          1.692            25,697
                                                       2009      1.145          1.532            57,331
                                                       2008      1.438          1.145            70,487
                                                       2007      1.380          1.438            71,215
                                                       2006      1.324          1.380            76,652

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.945          0.888           359,357
                                                       2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.963          0.819           284,042

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.813          2.232            58,560
                                                       2010      2.332          2.813            66,673
                                                       2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.698          1.479            37,990
                                                       2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.291          1.405           256,710
                                                       2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.410          1.419           968,441
                                                       2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.411          1.315             4,624
                                                       2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.471          1.488           147,391
                                                       2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.946          1.563                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.892          0.835           216,761
                                                       2010      0.781          0.892           207,026
                                                       2009      0.676          0.781           326,074
                                                       2008      1.087          0.676           408,775
                                                       2007      1.072          1.087           664,258
                                                       2006      1.001          1.072           243,560

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.957          0.850           180,700
                                                       2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.361          1.309            66,537
                                                       2010      1.214          1.361            67,873
                                                       2009      0.978          1.214            69,341

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.521          1.437            35,931
                                                       2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.192          1.239            25,170
                                                       2010      1.127          1.192            25,176
                                                       2009      1.055          1.127            25,181
                                                       2008      1.120          1.055            31,758
                                                       2007      1.080          1.120           135,085
                                                       2006      1.045          1.080            57,422

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.098          1.112                --
                                                       2010      1.026          1.098                --
                                                       2009      0.889          1.026                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.147          1.019            58,059
                                                       2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.979          0.955           134,289
                                                       2010      1.003          0.979            63,279
                                                       2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.169          1.095            12,356
                                                       2010      1.070          1.169            12,966
                                                       2009      0.831          1.070            14,757
                                                       2008      1.354          0.831            14,042

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.149          1.051           146,972
                                                       2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.894          0.966                --
                                                       2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.127          1.135                --
                                                       2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.072          1.057           123,846
                                                       2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.014          0.975           417,038
                                                       2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.953          0.895           138,179
                                                       2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.269          1.258            20,037
                                                       2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.278          1.275           496,556
                                                       2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.215          1.196            49,055
                                                       2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.970          0.867           348,086
                                                       2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.018          0.980                --
                                                       2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.355          1.341             3,801
                                                       2010      1.031          1.355             6,037
                                                       2009      0.762          1.031            20,865
                                                       2008      1.167          0.762            23,574

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131             4,730

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.102          1.136            18,114
                                                       2010      1.066          1.102            21,218
                                                       2009      1.045          1.066            24,909
                                                       2008      1.073          1.045            38,731
                                                       2007      1.053          1.073            86,594
                                                       2006      1.023          1.053            86,283

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100            12,321
                                                       2004      1.000          1.066             6,275

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           179,647
                                                       2004      1.226          1.272           167,807
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            87,127
                                                       2004      1.198          1.291            80,330
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             6,807
                                                       2004      1.217          1.313             5,376
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058           135,960
                                                       2004      1.058          1.067           109,346
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            85,624
                                                       2004      1.000          1.045            43,929

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.978          0.946                --
                                                       2008      1.562          0.978            71,131
                                                       2007      1.639          1.562            73,228
                                                       2006      1.447          1.639           104,710
                                                       2005      1.425          1.447           204,245
                                                       2004      1.243          1.425           211,909
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.802          0.820                --
                                                       2008      1.444          0.802                --
                                                       2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.480          1.315           51,283
                                                       2010      1.358          1.480           51,283
                                                       2009      0.978          1.358           51,283
                                                       2008      1.628          0.978           51,283
                                                       2007      1.454          1.628           51,283
                                                       2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.245          1.163          147,383
                                                       2010      1.076          1.245          157,178
                                                       2009      0.791          1.076          170,582
                                                       2008      1.448          0.791          171,524
                                                       2007      1.322          1.448          159,086
                                                       2006      1.230          1.322          165,624
                                                       2005      1.085          1.230           92,330
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.066          1.021          171,549
                                                       2010      0.981          1.066          177,579
                                                       2009      0.766          0.981          198,217
                                                       2008      1.264          0.766          206,828
                                                       2007      1.234          1.264          208,873
                                                       2006      1.098          1.234          206,132
                                                       2005      1.064          1.098          128,467
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.235          1.178               --
                                                       2007      1.182          1.235               --
                                                       2006      1.040          1.182               --
                                                       2005      1.022          1.040               --
                                                       2004      1.000          1.022               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.990          0.932               --
                                                       2007      1.141          0.990               --
                                                       2006      1.128          1.141               --
                                                       2005      1.093          1.128               --
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.318          1.249               --
                                                       2010      1.155          1.318               --
                                                       2009      0.875          1.155               --
                                                       2008      1.565          0.875               --
                                                       2007      1.368          1.565               --
                                                       2006      1.259          1.368               --
                                                       2005      1.106          1.259               --
                                                       2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.232          1.168               --
                                                       2010      1.070          1.232               --
                                                       2009      0.808          1.070               --
                                                       2008      1.413          0.808               --
                                                       2007      1.358          1.413               --
                                                       2006      1.223          1.358               --
                                                       2005      1.039          1.223               --
                                                       2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.752          1.524              689
                                                       2010      1.397          1.752              690
                                                       2009      1.025          1.397            1,332
                                                       2008      1.741          1.025            3,671
                                                       2007      1.547          1.741            3,671
                                                       2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.458          2.230               --
                                                       2007      1.957          2.458            1,952
                                                       2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.360          1.186            2,518
                                                       2010      1.287          1.360            3,725
                                                       2009      0.963          1.287            3,726
                                                       2008      1.655          0.963            3,728
                                                       2007      1.470          1.655            1,211
                                                       2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.083               --
                                                       2005      1.075          1.062               --
                                                       2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.121          1.154               --
                                                       2005      1.067          1.121               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.187          1.200               --
                                                       2009      0.969          1.187               --
                                                       2008      1.400          0.969               --
                                                       2007      1.179          1.400               --
                                                       2006      1.137          1.179               --
                                                       2005      1.038          1.137               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.449          1.546               --
                                                       2010      1.194          1.449               --
                                                       2009      0.780          1.194               --
                                                       2008      1.428          0.780               --
                                                       2007      1.203          1.428               --
                                                       2006      1.144          1.203               --
                                                       2005      1.052          1.144               --
                                                       2004      1.000          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.372          1.289               --
                                                       2007      1.286          1.372               --
                                                       2006      1.118          1.286               --
                                                       2005      1.086          1.118               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.133          1.133               --
                                                       2010      0.929          1.133            5,097
                                                       2009      0.708          0.929            5,102
                                                       2008      1.218          0.708            5,108
                                                       2007      1.271          1.218            5,113

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.147          1.148               --
                                                       2010      1.044          1.147            2,743
                                                       2009      0.876          1.044            2,746
                                                       2008      1.271          0.876            2,749
                                                       2007      1.236          1.271            2,752

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.079          0.987               --
                                                       2010      0.948          1.079               --
                                                       2009      0.752          0.948               --
                                                       2008      1.215          0.752               --
                                                       2007      1.277          1.215               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.968          0.938               --
                                                       2010      0.903          0.968               --
                                                       2009      0.651          0.903               --
                                                       2008      1.064          0.651               --
                                                       2007      1.069          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.066          1.091               --
                                                       2010      0.999          1.066               --
                                                       2009      0.822          0.999               --
                                                       2008      1.310          0.822               --
                                                       2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.383          1.367               --
                                                       2010      1.132          1.383               --
                                                       2009      0.813          1.132               --
                                                       2008      1.407          0.813               --
                                                       2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.761          0.739               --
                                                       2008      1.249          0.761               --
                                                       2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.188          1.159               --
                                                       2010      1.086          1.188               --
                                                       2009      0.907          1.086               --
                                                       2008      1.243          0.907               --
                                                       2007      1.149          1.243               --
                                                       2006      1.094          1.149               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.937          0.923               --
                                                       2010      0.879          0.937               --
                                                       2009      0.768          0.879               --
                                                       2008      0.999          0.768               --
                                                       2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.033          1.073               --
                                                       2006      1.016          1.033               --
                                                       2005      0.990          1.016               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.180          1.229               --
                                                       2006      1.076          1.180               --
                                                       2005      1.064          1.076               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           36,783
                                                       2005      1.160          1.224           32,084
                                                       2004      1.000          1.160               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.116               --
                                                       2005      1.071          1.084               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.307          1.256               --
                                                       2007      1.264          1.307               --
                                                       2006      1.335          1.264               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.395          1.396               --
                                                       2010      1.230          1.395               --
                                                       2009      0.856          1.230               --
                                                       2008      1.157          0.856               --
                                                       2007      1.154          1.157               --
                                                       2006      1.102          1.154               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.108          1.083               --
                                                       2010      1.009          1.108               --
                                                       2009      0.868          1.009               --
                                                       2008      1.420          0.868               --
                                                       2007      1.418          1.420               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.858          0.793               --
                                                       2010      0.757          0.858               --
                                                       2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.384          1.213              864
                                                       2010      1.187          1.384              865
                                                       2009      0.943          1.187            1,670
                                                       2008      1.292          0.943            4,577
                                                       2007      1.338          1.292            4,577
                                                       2006      1.263          1.338            4,577

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.479          1.241               --
                                                       2010      1.299          1.479               --
                                                       2009      0.857          1.299               --
                                                       2008      1.482          0.857               --
                                                       2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.319          1.276               --
                                                       2010      1.069          1.319               --
                                                       2009      0.817          1.069               --
                                                       2008      1.364          0.817               --
                                                       2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.460          1.320               --
                                                       2010      1.365          1.460               --
                                                       2009      0.977          1.365               --
                                                       2008      1.723          0.977               --
                                                       2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.047          0.967                0
                                                       2010      0.873          1.047            1,441
                                                       2009      0.655          0.873            1,443
                                                       2008      1.043          0.655            1,444
                                                       2008      1.088          1.043            1,446
                                                       2007      1.236          1.088            1,446

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.886          0.874               --
                                                       2008      1.215          0.886               --
                                                       2007      1.172          1.215               --
                                                       2006      1.116          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.382          1.413               --
                                                       2010      1.252          1.382               --
                                                       2009      0.936          1.252               --
                                                       2008      1.176          0.936               --
                                                       2007      1.129          1.176               --
                                                       2006      1.083          1.129               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.943          0.886           32,309
                                                       2010      0.770          0.943           41,975
                                                       2009      0.624          0.770           42,912
                                                       2008      1.045          0.624           46,280
                                                       2007      1.065          1.045           46,288
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.711          0.674               --
                                                       2008      1.272          0.711           27,679
                                                       2007      1.165          1.272           27,679
                                                       2006      1.187          1.165           27,679

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.961          0.817               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.021          1.602               --
                                                       2010      1.675          2.021            1,946
                                                       2009      1.017          1.675            1,948
                                                       2008      2.233          1.017            1,950

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.387          1.208               --
                                                       2010      1.276          1.387               --
                                                       2009      0.995          1.276               --
                                                       2008      1.769          0.995               --
                                                       2007      1.695          1.769               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.242          1.350               (0)
                                                       2010      1.179          1.242            2,836
                                                       2009      1.021          1.179            2,839
                                                       2008      1.121          1.021            2,842
                                                       2007      1.065          1.121            2,845

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.382          1.390           68,612
                                                       2010      1.310          1.382            2,888
                                                       2009      1.182          1.310            2,891

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.173          1.092               --
                                                       2010      1.035          1.173               --
                                                       2009      0.856          1.035               --
                                                       2008      1.307          0.856               --
                                                       2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135            1,447

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.487          1.503           23,937
                                                       2010      1.359          1.487           23,943
                                                       2009      1.047          1.359           23,950
                                                       2008      1.203          1.047           23,958
                                                       2007      1.156          1.203           16,999
                                                       2006      1.123          1.156           17,005

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.540          1.237               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.890          0.833               --
                                                       2010      0.780          0.890               --
                                                       2009      0.675          0.780               --
                                                       2008      1.086          0.675               --
                                                       2007      1.071          1.086               --
                                                       2006      1.001          1.071               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.955          0.847           21,355
                                                       2010      0.816          0.955           21,363
                                                       2009      0.662          0.816           21,372
                                                       2008      0.967          0.662           21,381
                                                       2007      1.023          0.967           21,389
                                                       2006      1.003          1.023           21,396

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.076          1.034               --
                                                       2010      0.961          1.076               --
                                                       2009      0.774          0.961               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.121          1.059               --
                                                       2010      0.998          1.121               --
                                                       2009      0.686          0.998               --
                                                       2008      1.296          0.686               --
                                                       2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.148          1.193               --
                                                       2010      1.087          1.148               --
                                                       2009      1.018          1.087               --
                                                       2008      1.081          1.018               --
                                                       2007      1.042          1.081               --
                                                       2006      1.009          1.042               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.094          1.108               --
                                                       2010      1.023          1.094               --
                                                       2009      0.887          1.023               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.981          0.871           32,073
                                                       2010      0.839          0.981           32,079
                                                       2009      0.670          0.839           35,349

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.001          0.976          551,593
                                                       2010      1.026          1.001          667,194
                                                       2009      1.047          1.026          727,410
                                                       2008      1.044          1.047          828,785
                                                       2007      1.019          1.044          319,950
                                                       2006      1.003          1.019          200,250

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.012          0.948               --
                                                       2010      0.927          1.012               --
                                                       2009      0.720          0.927               --
                                                       2008      1.174          0.720               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.627          0.653               --
                                                       2008      1.165          0.627           18,618
                                                       2007      1.150          1.165           18,618
                                                       2006      1.141          1.150           18,618

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.959          0.877               --
                                                       2010      0.859          0.959               --
                                                       2009      0.724          0.859               --
                                                       2008      1.217          0.724               --
                                                       2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.892          0.964               --
                                                       2010      0.790          0.892               --
                                                       2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.124          1.132               --
                                                       2010      1.047          1.124               --
                                                       2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.069          1.054               --
                                                       2010      0.983          1.069               --
                                                       2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.011          0.973           41,335
                                                       2010      0.916          1.011           41,366
                                                       2009      0.742          0.916           41,399
                                                       2008      1.067          0.742           41,434
                                                       2007      1.048          1.067           41,465
                                                       2006      1.002          1.048           41,465

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.950          0.892               --
                                                       2010      0.850          0.950               --
                                                       2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.043          1.034               --
                                                       2010      0.934          1.043               --
                                                       2009      0.764          0.934               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.145          1.141              857
                                                       2010      1.068          1.145              859
                                                       2009      0.925          1.068            1,664
                                                       2008      1.221          0.925            4,638
                                                       2007      1.202          1.221            4,638
                                                       2006      1.132          1.202            4,638

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.223          1.203           57,817
                                                       2010      1.126          1.223           57,821
                                                       2009      0.955          1.126           60,110
                                                       2008      1.452          0.955           68,475
                                                       2007      1.383          1.452           77,868
                                                       2006      1.259          1.383           77,868

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.968          0.864            2,120
                                                       2010      0.856          0.968            2,124
                                                       2009      0.628          0.856            4,096
                                                       2008      1.083          0.628           11,217
                                                       2007      1.045          1.083           11,217
                                                       2006      0.996          1.045           11,217

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.016          0.978               --
                                                       2010      0.892          1.016               --
                                                       2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.083          1.072               --
                                                       2010      0.825          1.083               --
                                                       2009      0.610          0.825               --
                                                       2008      0.934          0.610               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.144          1.184               --
                                                       2006      1.083          1.144               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.126          1.161               --
                                                       2010      1.090          1.126               --
                                                       2009      1.069          1.090               --
                                                       2008      1.099          1.069               --
                                                       2007      1.078          1.099               --
                                                       2006      1.048          1.078               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003               --
                                                       2005      0.993          0.997               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.095          1.303               --
                                                       2005      1.062          1.095               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.145          1.179               --
                                                       2008      1.120          1.145            2,894
                                                       2007      1.056          1.120            2,897
                                                       2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.083               --
                                                       2005      1.042          1.019               --
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.226          1.335               --
                                                       2005      1.118          1.226               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.078          1.102               --
                                                       2005      1.077          1.078               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.108          1.144               --
                                                       2005      1.078          1.108               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049           38,334

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.022          1.009               --
                                                       2005      1.031          1.022               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.048               --
                                                       2005      1.072          1.090               --
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.775          0.749               --
                                                       2008      1.237          0.775               --
                                                       2007      1.299          1.237               --
                                                       2006      1.148          1.299               --
                                                       2005      1.130          1.148               --
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.692          0.707               --
                                                       2008      1.246          0.692               --
                                                       2007      1.136          1.246               --
                                                       2006      1.091          1.136               --
                                                       2005      1.037          1.091               --
                                                       2004      1.000          1.037               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.475          1.310            3,568
                                                       2010      1.354          1.475           29,282
                                                       2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.241          1.158          296,823
                                                       2010      1.073          1.241          367,567
                                                       2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.062          1.017          380,055
                                                       2010      0.978          1.062          384,691
                                                       2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.232          1.176               --
                                                       2007      1.180          1.232               --
                                                       2006      1.039          1.180               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.988          0.930               --
                                                       2007      1.140          0.988           12,899
                                                       2006      1.127          1.140           10,895
                                                       2005      1.092          1.127            6,832
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.313          1.245           85,220
                                                       2010      1.152          1.313           85,573
                                                       2009      0.873          1.152           85,744
                                                       2008      1.562          0.873           89,902
                                                       2007      1.366          1.562          133,277
                                                       2006      1.258          1.366           97,234
                                                       2005      1.106          1.258          140,081
                                                       2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.228          1.164               --
                                                       2010      1.068          1.228               --
                                                       2009      0.806          1.068               --
                                                       2008      1.411          0.806               --
                                                       2007      1.356          1.411               --
                                                       2006      1.222          1.356               --
                                                       2005      1.039          1.222               --
                                                       2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.746          1.518          109,459
                                                       2010      1.393          1.746          110,499
                                                       2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.356          1.181           15,256
                                                       2010      1.283          1.356           15,023
                                                       2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.082               --
                                                       2005      1.075          1.061            7,363
                                                       2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.120          1.153               --
                                                       2005      1.067          1.120               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.184          1.197               --
                                                       2009      0.967          1.184               --
                                                       2008      1.397          0.967               --
                                                       2007      1.178          1.397               --
                                                       2006      1.136          1.178               --
                                                       2005      1.038          1.136               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.444          1.541               --
                                                       2010      1.191          1.444               --
                                                       2009      0.779          1.191               --
                                                       2008      1.426          0.779               --
                                                       2007      1.202          1.426               --
                                                       2006      1.143          1.202               --
                                                       2005      1.051          1.143               --
                                                       2004      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.370          1.286               --
                                                       2007      1.285          1.370               --
                                                       2006      1.117          1.285               --
                                                       2005      1.086          1.117               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.129          1.128           27,444
                                                       2010      0.927          1.129           33,724
                                                       2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.269          1.216           38,527

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.143          1.143            1,321
                                                       2010      1.041          1.143            2,087
                                                       2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.234          1.269           49,687

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.075          0.983              452
                                                       2010      0.946          1.075              714
                                                       2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.275          1.213              723

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.964          0.934               --
                                                       2010      0.901          0.964               --
                                                       2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.067          1.062           12,920

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.063          1.087           10,785
                                                       2010      0.996          1.063           11,644
                                                       2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.378          1.362               --
                                                       2010      1.129          1.378               --
                                                       2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.184          1.154               --
                                                       2010      1.083          1.184               --
                                                       2009      0.905          1.083               --
                                                       2008      1.241          0.905               --
                                                       2007      1.148          1.241               --
                                                       2006      1.093          1.148               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.933          0.920               --
                                                       2010      0.877          0.933              717
                                                       2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.031          1.071               --
                                                       2006      1.015          1.031               --
                                                       2005      0.990          1.015               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.222          1.261               --
                                                       2006      1.128          1.222           28,805
                                                       2005      1.053          1.128           29,935
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.178          1.227               --
                                                       2006      1.075          1.178               --
                                                       2005      1.064          1.075               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.305          1.254               --
                                                       2007      1.262          1.305               --
                                                       2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.390          1.391            5,835
                                                       2010      1.227          1.390            5,890
                                                       2009      0.854          1.227            6,066
                                                       2008      1.155          0.854            7,463
                                                       2007      1.153          1.155            7,733
                                                       2006      1.101          1.153               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.105          1.079           10,332
                                                       2010      1.007          1.105           10,636
                                                       2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.856          0.791            7,959
                                                       2010      0.755          0.856            8,089
                                                       2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.380          1.209           18,453
                                                       2010      1.184          1.380           26,024
                                                       2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.474          1.236               --
                                                       2010      1.296          1.474               --
                                                       2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.315          1.271               --
                                                       2010      1.067          1.315               --
                                                       2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.455          1.315           17,970
                                                       2010      1.361          1.455           28,613
                                                       2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.044          0.964           11,672
                                                       2010      0.871          1.044           12,204
                                                       2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.884          0.872               --
                                                       2008      1.213          0.884               --
                                                       2007      1.171          1.213               --
                                                       2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.377          1.407               --
                                                       2010      1.248          1.377               --
                                                       2009      0.934          1.248               --
                                                       2008      1.174          0.934               --
                                                       2007      1.127          1.174               --
                                                       2006      1.082          1.127               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.941          0.883          119,359
                                                       2010      0.769          0.941          124,970
                                                       2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.958          0.815           31,658

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.014          1.596           13,853
                                                       2010      1.671          2.014           21,773
                                                       2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.382          1.203           38,396
                                                       2010      1.273          1.382           38,700
                                                       2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.238          1.345          273,402
                                                       2010      1.175          1.238          250,841
                                                       2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.377          1.385          281,216
                                                       2010      1.306          1.377          322,528
                                                       2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.169          1.088               --
                                                       2010      1.032          1.169           16,414
                                                       2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.482          1.497          171,286
                                                       2010      1.355          1.482          275,496
                                                       2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.535          1.233               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.888          0.831           62,041
                                                       2010      0.778          0.888           61,511
                                                       2009      0.674          0.778           62,264
                                                       2008      1.085          0.674           64,252
                                                       2007      1.071          1.085           69,200
                                                       2006      1.001          1.071           44,716

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.952          0.845          161,943
                                                       2010      0.815          0.952          233,306
                                                       2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.073          1.030           10,817
                                                       2010      0.958          1.073           10,932
                                                       2009      0.772          0.958           84,561

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.118          1.055               --
                                                       2010      0.995          1.118               --
                                                       2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.144          1.189               --
                                                       2010      1.084          1.144               --
                                                       2009      1.015          1.084               --
                                                       2008      1.079          1.015               --
                                                       2007      1.041          1.079               --
                                                       2006      1.009          1.041               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.091          1.104               --
                                                       2010      1.021          1.091               --
                                                       2009      0.885          1.021               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.977          0.868               --
                                                       2010      0.837          0.977               --
                                                       2009      0.669          0.837               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.997          0.972           59,312
                                                       2010      1.023          0.997          129,181
                                                       2009      1.045          1.023          313,968
                                                       2008      1.042          1.045          275,101
                                                       2007      1.018          1.042          142,532
                                                       2006      1.002          1.018          251,652

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.009          0.944               --
                                                       2010      0.924          1.009               --
                                                       2009      0.718          0.924               --
                                                       2008      1.171          0.718               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.956          0.874               (0)
                                                       2010      0.857          0.956               (0)
                                                       2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.890          0.961               --
                                                       2010      0.789          0.890           32,336
                                                       2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.121          1.129               --
                                                       2010      1.045          1.121               --
                                                       2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.067          1.051               --
                                                       2010      0.981          1.067               --
                                                       2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.009          0.970               --
                                                       2010      0.914          1.009               --
                                                       2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.948          0.890          223,429
                                                       2010      0.848          0.948          222,561
                                                       2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.040          1.030               --
                                                       2010      0.932          1.040               --
                                                       2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.141          1.137          204,337
                                                       2010      1.065          1.141          204,634
                                                       2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.219          1.199           19,610
                                                       2010      1.122          1.219           46,844
                                                       2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.965          0.862           97,668
                                                       2010      0.854          0.965          123,094
                                                       2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.014          0.975               --
                                                       2010      0.891          1.014               --
                                                       2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.080          1.068           10,224
                                                       2010      0.822          1.080           10,821
                                                       2009      0.609          0.822           12,570
                                                       2008      0.932          0.609           13,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.182               --
                                                       2006      1.082          1.142            8,023

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.123          1.157              265
                                                       2010      1.087          1.123              259
                                                       2009      1.067          1.087              245
                                                       2008      1.097          1.067              198
                                                       2007      1.077          1.097              304
                                                       2006      1.047          1.077              282

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.094          1.302               --
                                                       2005      1.062          1.094               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.082               --
                                                       2005      1.041          1.019               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.225          1.334               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.077          1.101               --
                                                       2005      1.077          1.077               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.107          1.143               --
                                                       2005      1.078          1.107               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.021          1.009               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.047               --
                                                       2005      1.071          1.090              252
                                                       2004      1.000          1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.773          0.747               --
                                                       2008      1.235          0.773           84,250
                                                       2007      1.297          1.235           84,309
                                                       2006      1.147          1.297           83,915
                                                       2005      1.130          1.147           80,902
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.690          0.705               --
                                                       2008      1.244          0.690               --
                                                       2007      1.135          1.244               --
                                                       2006      1.090          1.135               --
                                                       2005      1.036          1.090               --
                                                       2004      1.000          1.036               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.287          1.245               --
                                                       2005      1.151          1.287               --
                                                       2004      1.090          1.151               --
                                                       2003      1.000          1.090               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.727          1.532               --
                                                       2010      1.587          1.727           22,007
                                                       2009      1.145          1.587           22,008
                                                       2008      1.908          1.145           22,010
                                                       2007      1.706          1.908           22,011
                                                       2006      1.455          1.706           27,397
                                                       2005      1.309          1.455           27,856
                                                       2004      1.185          1.309           27,909
                                                       2003      1.000          1.185               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.429          1.332           15,470
                                                       2010      1.236          1.429           61,154
                                                       2009      0.911          1.236           79,883
                                                       2008      1.669          0.911           82,004
                                                       2007      1.526          1.669           82,754
                                                       2006      1.421          1.526           98,548
                                                       2005      1.256          1.421           97,372
                                                       2004      1.146          1.256           91,874
                                                       2003      1.000          1.146               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.221          1.167           10,003
                                                       2010      1.125          1.221           57,835
                                                       2009      0.880          1.125           58,571
                                                       2008      1.455          0.880           59,802
                                                       2007      1.422          1.455           62,328
                                                       2006      1.268          1.422           62,542
                                                       2005      1.230          1.268           61,685
                                                       2004      1.144          1.230           56,703
                                                       2003      1.000          1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.531          1.509               --
                                                       2005      1.330          1.531               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.523          1.967               --
                                                       2005      1.459          1.523              848
                                                       2004      1.140          1.459              876
                                                       2003      1.000          1.140               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.365          1.302               --
                                                       2007      1.309          1.365              457
                                                       2006      1.154          1.309              458
                                                       2005      1.135          1.154              459
                                                       2004      1.110          1.135              460
                                                       2003      1.000          1.110               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.120          1.054               --
                                                       2007      1.294          1.120              433
                                                       2006      1.280          1.294              434
                                                       2005      1.242          1.280              435
                                                       2004      1.146          1.242              436
                                                       2003      1.000          1.146               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.280          1.388               --
                                                       2005      1.193          1.280           21,570
                                                       2004      1.073          1.193           21,669
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.278          1.419               --
                                                       2005      1.191          1.278           10,309
                                                       2004      1.066          1.191           10,312
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2011      1.507          1.427           12,955
                                                       2010      1.323          1.507           13,708
                                                       2009      1.003          1.323           15,156
                                                       2008      1.798          1.003           16,816
                                                       2007      1.574          1.798           18,886
                                                       2006      1.450          1.574           18,887
                                                       2005      1.276          1.450           13,967
                                                       2004      1.138          1.276            1,486
                                                       2003      1.000          1.138               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2011      1.278          1.210               --
                                                       2010      1.112          1.278               --
                                                       2009      0.841          1.112               --
                                                       2008      1.473          0.841               --
                                                       2007      1.417          1.473               --
                                                       2006      1.279          1.417               --
                                                       2005      1.088          1.279               --
                                                       2004      1.103          1.088               --
                                                       2003      1.000          1.103               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.055          1.784              768
                                                       2010      1.641          2.055            1,184
                                                       2009      1.206          1.641            9,293
                                                       2008      2.051          1.206            9,297
                                                       2007      1.826          2.051            9,300
                                                       2006      1.668          1.826            9,303
                                                       2005      1.451          1.668            9,306
                                                       2004      1.195          1.451            9,309
                                                       2003      1.000          1.195               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.317          1.518               --
                                                       2005      1.223          1.317            4,255
                                                       2004      1.115          1.223            1,536
                                                       2003      1.000          1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.971          2.694               --
                                                       2007      2.369          2.971              387
                                                       2006      1.899          2.369              388
                                                       2005      1.530          1.899              388
                                                       2004      1.260          1.530              390
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.580          1.375               --
                                                       2010      1.497          1.580           21,204
                                                       2009      1.121          1.497           27,226
                                                       2008      1.932          1.121           28,007
                                                       2007      1.718          1.932           37,773
                                                       2006      1.453          1.718           34,073
                                                       2005      1.354          1.453           41,581
                                                       2004      1.173          1.354           39,024
                                                       2003      1.000          1.173               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.388          1.647               --
                                                       2005      1.309          1.388            3,565
                                                       2004      1.159          1.309            1,018
                                                       2003      1.000          1.159               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.047          1.067               --
                                                       2005      1.061          1.047            1,211
                                                       2004      1.000          1.061            1,131

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.188          1.223               --
                                                       2005      1.133          1.188               --
                                                       2004      1.074          1.133               --
                                                       2003      1.000          1.074               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.407          1.422               --
                                                       2009      1.150          1.407               --
                                                       2008      1.664          1.150               --
                                                       2007      1.404          1.664               --
                                                       2006      1.356          1.404               --
                                                       2005      1.240          1.356               --
                                                       2004      1.114          1.240               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2011      1.600          1.707               --
                                                       2010      1.321          1.600               --
                                                       2009      0.864          1.321               --
                                                       2008      1.584          0.864               --
                                                       2007      1.337          1.584               --
                                                       2006      1.273          1.337               --
                                                       2005      1.172          1.273               --
                                                       2004      1.197          1.172               --
                                                       2003      1.000          1.197               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.458          1.369               --
                                                       2007      1.369          1.458               --
                                                       2006      1.192          1.369               --
                                                       2005      1.159          1.192               --
                                                       2004      1.139          1.159               --
                                                       2003      1.000          1.139               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.326          1.475               --
                                                       2005      1.310          1.326            7,956
                                                       2004      1.170          1.310            5,248
                                                       2003      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.279          1.277               --
                                                       2010      1.051          1.279               --
                                                       2009      0.802          1.051               --
                                                       2008      1.382          0.802               --
                                                       2007      1.443          1.382               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.274          1.273               --
                                                       2010      1.161          1.274               --
                                                       2009      0.977          1.161               --
                                                       2008      1.419          0.977               --
                                                       2007      1.380          1.419               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.243          1.135               --
                                                       2010      1.094          1.243               --
                                                       2009      0.869          1.094               --
                                                       2008      1.407          0.869               --
                                                       2007      1.479          1.407               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.105          1.069               --
                                                       2010      1.033          1.105              430
                                                       2009      0.745          1.033              432
                                                       2008      1.220          0.745              433
                                                       2007      1.227          1.220              434

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.205          1.232               --
                                                       2010      1.130          1.205               --
                                                       2009      0.932          1.130               --
                                                       2008      1.487          0.932               --
                                                       2007      1.470          1.487               --
                                                       2006      1.276          1.470               --
                                                       2005      1.230          1.276               --
                                                       2004      1.144          1.230               --
                                                       2003      1.000          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.627          1.606               --
                                                       2010      1.334          1.627               --
                                                       2009      0.960          1.334               --
                                                       2008      1.662          0.960               --
                                                       2007      1.552          1.662               --
                                                       2006      1.413          1.552               --
                                                       2005      1.383          1.413               --
                                                       2004      1.234          1.383               --
                                                       2003      1.000          1.234               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.857          0.831               --
                                                       2008      1.407          0.857               --
                                                       2007      1.378          1.407               --
                                                       2006      1.229          1.378               --
                                                       2005      1.210          1.229               --
                                                       2004      1.127          1.210               --
                                                       2003      1.000          1.127               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.177          1.146               --
                                                       2010      1.078          1.177               --
                                                       2009      0.901          1.078               --
                                                       2008      1.237          0.901               --
                                                       2007      1.145          1.237               --
                                                       2006      1.092          1.145               --
                                                       2005      1.074          1.092               --
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.913          0.899               --
                                                       2010      0.859          0.913               --
                                                       2009      0.751          0.859               --
                                                       2008      0.979          0.751               --
                                                       2007      0.991          0.979               --
                                                       2006      0.978          0.991               --
                                                       2005      0.981          0.978               --
                                                       2004      0.996          0.981               --
                                                       2003      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.435          1.501               --
                                                       2006      1.248          1.435               --
                                                       2005      1.231          1.248               --
                                                       2004      1.167          1.231               --
                                                       2003      1.000          1.167               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.181          1.226               --
                                                       2006      1.163          1.181              438
                                                       2005      1.135          1.163              439
                                                       2004      1.160          1.135              441
                                                       2003      1.000          1.160               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.405          1.450               --
                                                       2006      1.299          1.405               --
                                                       2005      1.214          1.299               --
                                                       2004      1.142          1.214               --
                                                       2003      1.000          1.142               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.309          1.363               --
                                                       2006      1.196          1.309               --
                                                       2005      1.185          1.196               --
                                                       2004      1.122          1.185               --
                                                       2003      1.000          1.122               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.434          1.485               --
                                                       2006      1.255          1.434           41,510
                                                       2005      1.248          1.255           35,892
                                                       2004      1.138          1.248           25,478
                                                       2003      1.000          1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.605          1.763               --
                                                       2006      1.468          1.605           23,912
                                                       2005      1.393          1.468           23,363
                                                       2004      1.153          1.393           19,570
                                                       2003      1.000          1.153               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.112               --
                                                       2005      1.069          1.081               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.544          1.483               --
                                                       2007      1.495          1.544              428
                                                       2006      1.581          1.495              429

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.501          1.500            1,723
                                                       2010      1.326          1.501            1,816
                                                       2009      0.924          1.326            1,898
                                                       2008      1.251          0.924            2,072
                                                       2007      1.250          1.251            2,348
                                                       2006      1.194          1.250            1,099

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.490          1.557               --
                                                       2006      1.417          1.490           15,192

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.200          1.171               --
                                                       2010      1.095          1.200               --
                                                       2009      0.943          1.095               --
                                                       2008      1.544          0.943               --
                                                       2007      1.544          1.544               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.852          0.786              864
                                                       2010      0.753          0.852            1,509
                                                       2009      0.572          0.753            1,554
                                                       2008      1.005          0.572            1,425
                                                       2007      1.212          1.005            1,370
                                                       2006      1.003          1.212            1,312

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.372          1.201               --
                                                       2010      1.178          1.372               --
                                                       2009      0.937          1.178               --
                                                       2008      1.287          0.937               --
                                                       2007      1.335          1.287               --
                                                       2006      1.261          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.669          1.398               --
                                                       2010      1.469          1.669               --
                                                       2009      0.970          1.469               --
                                                       2008      1.681          0.970               --
                                                       2007      1.741          1.681               --
                                                       2006      1.591          1.741               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.308          1.263               --
                                                       2010      1.062          1.308               --
                                                       2009      0.813          1.062               --
                                                       2008      1.359          0.813               --
                                                       2007      1.253          1.359               --
                                                       2006      1.271          1.253               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.646          1.486               --
                                                       2010      1.541          1.646               --
                                                       2009      1.105          1.541               --
                                                       2008      1.952          1.105               --
                                                       2007      1.536          1.952               --
                                                       2006      1.509          1.536               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.038          0.957               --
                                                       2010      0.867          1.038            5,120
                                                       2009      0.651          0.867               --
                                                       2008      1.038          0.651               --
                                                       2008      1.084          1.038               --
                                                       2007      1.232          1.084               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.880          0.867               --
                                                       2008      1.208          0.880               --
                                                       2007      1.167          1.208               --
                                                       2006      1.112          1.167               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.498          1.529                0
                                                       2010      1.359          1.498              459
                                                       2009      1.018          1.359              460
                                                       2008      1.281          1.018              461
                                                       2007      1.231          1.281              463
                                                       2006      1.183          1.231            7,764

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.936          0.878           12,042
                                                       2010      0.766          0.936           12,295
                                                       2009      0.622          0.766           26,021
                                                       2008      1.043          0.622           26,661
                                                       2007      1.064          1.043           27,824
                                                       2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.789          0.748               --
                                                       2008      1.413          0.789               --
                                                       2007      1.297          1.413               --
                                                       2006      1.322          1.297               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.954          0.810               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.431          1.925               --
                                                       2010      2.019          2.431              383
                                                       2009      1.227          2.019              385
                                                       2008      2.698          1.227              386

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.581          1.375               --
                                                       2010      1.458          1.581               --
                                                       2009      1.138          1.458               --
                                                       2008      2.027          1.138               --
                                                       2007      1.944          2.027               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.277          1.386            9,901
                                                       2010      1.214          1.277            8,807
                                                       2009      1.053          1.214            8,808
                                                       2008      1.158          1.053            8,809
                                                       2007      1.101          1.158            8,811

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.370          1.377          155,603
                                                       2010      1.301          1.370           10,710
                                                       2009      1.175          1.301           10,668

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.295          1.204               --
                                                       2010      1.144          1.295               --
                                                       2009      0.948          1.144               --
                                                       2008      1.450          0.948               --
                                                       2007      1.418          1.450               --
                                                       2006      1.328          1.418               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.133          1.246               --
                                                       2006      1.084          1.133               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.451          1.465            5,163
                                                       2010      1.329          1.451            4,248
                                                       2009      1.025          1.329            4,248
                                                       2008      1.179          1.025            4,248
                                                       2007      1.136          1.179            4,248
                                                       2006      1.104          1.136            4,248

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.700          1.364               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.883          0.826           23,079
                                                       2010      0.775          0.883           24,575
                                                       2009      0.672          0.775           56,041
                                                       2008      1.083          0.672           58,463
                                                       2007      1.070          1.083           61,476
                                                       2006      1.001          1.070            5,967

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.948          0.840            8,087
                                                       2010      0.812          0.948            9,389
                                                       2009      0.659          0.812           23,769
                                                       2008      0.965          0.659           24,428
                                                       2007      1.022          0.965           28,415
                                                       2006      1.003          1.022           27,114

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.223          1.174               --
                                                       2010      1.094          1.223              438
                                                       2009      0.883          1.094              439

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.300          1.226               --
                                                       2010      1.159          1.300               --
                                                       2009      0.798          1.159               --
                                                       2008      1.510          0.798               --
                                                       2007      1.287          1.510               --
                                                       2006      1.328          1.287            7,029

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.135          1.177               (0)
                                                       2010      1.075          1.135              496
                                                       2009      1.009          1.075              498
                                                       2008      1.073          1.009              499
                                                       2007      1.036          1.073              500
                                                       2006      1.005          1.036               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.083          1.095               --
                                                       2010      1.014          1.083               --
                                                       2009      0.880          1.014               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.079          0.956            9,906
                                                       2010      0.924          1.079           11,347
                                                       2009      0.739          0.924           31,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.974          0.949           29,233
                                                       2010      1.001          0.974           57,134
                                                       2009      1.023          1.001          268,657
                                                       2008      1.021          1.023          731,272
                                                       2007      0.998          1.021          113,659
                                                       2006      0.983          0.998           38,077

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.115          1.042               --
                                                       2010      1.022          1.115              453
                                                       2009      0.795          1.022              454
                                                       2008      1.297          0.795              456

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.692          0.720               --
                                                       2008      1.288          0.692           34,069
                                                       2007      1.272          1.288           35,136
                                                       2006      1.264          1.272           35,043

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.044          0.953           10,432
                                                       2010      0.936          1.044           12,588
                                                       2009      0.790          0.936           14,138
                                                       2008      1.330          0.790           15,811
                                                       2007      1.312          1.330           18,047
                                                       2006      1.288          1.312           18,053

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.886          0.957               --
                                                       2010      0.786          0.886               --
                                                       2009      0.614          0.786               --
                                                       2008      1.059          0.614               --
                                                       2007      1.053          1.059               --
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.116          1.122               --
                                                       2010      1.041          1.116               --
                                                       2009      0.887          1.041               --
                                                       2008      1.064          0.887               --
                                                       2007      1.035          1.064               --
                                                       2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.062          1.045               --
                                                       2010      0.978          1.062               --
                                                       2009      0.812          0.978               --
                                                       2008      1.063          0.812               --
                                                       2007      1.042          1.063               --
                                                       2006      1.002          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.004          0.964               --
                                                       2010      0.911          1.004               --
                                                       2009      0.739          0.911               --
                                                       2008      1.064          0.739               --
                                                       2007      1.047          1.064           89,046
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.944          0.884               --
                                                       2010      0.845          0.944               --
                                                       2009      0.672          0.845           90,786
                                                       2008      1.064          0.672           90,786
                                                       2007      1.052          1.064               --
                                                       2006      1.002          1.052               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.170          1.158               --
                                                       2010      1.050          1.170               --
                                                       2009      0.859          1.050               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.211          1.205                0
                                                       2010      1.131          1.211              467
                                                       2009      0.982          1.131            9,720
                                                       2008      1.297          0.982            9,721
                                                       2007      1.279          1.297            9,722
                                                       2006      1.205          1.279            9,724

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.199          1.177               --
                                                       2010      1.105          1.199               --
                                                       2009      0.939          1.105               --
                                                       2008      1.429          0.939               --
                                                       2007      1.364          1.429               --
                                                       2006      1.243          1.364               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.961          0.857           11,093
                                                       2010      0.851          0.961            9,590
                                                       2009      0.625          0.851           35,568
                                                       2008      1.080          0.625           35,561
                                                       2007      1.044          1.080           35,210
                                                       2006      0.996          1.044           35,381

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.009          0.969               --
                                                       2010      0.887          1.009               --
                                                       2009      0.637          0.887               --
                                                       2008      1.128          0.637               --
                                                       2007      1.061          1.128               --
                                                       2006      0.998          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2011      1.220          1.206               --
                                                       2010      0.931          1.220              429
                                                       2009      0.689          0.931              430
                                                       2008      1.056          0.689              432

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.125          1.164               --
                                                       2006      1.067          1.125            1,227

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.087          1.119               --
                                                       2010      1.054          1.087               --
                                                       2009      1.035          1.054               --
                                                       2008      1.065          1.035               --
                                                       2007      1.047          1.065               --
                                                       2006      1.019          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983               --
                                                       2005      0.976          0.978           40,712
                                                       2004      0.992          0.976           35,314
                                                       2003      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.097          1.304               --
                                                       2005      1.065          1.097               --
                                                       2004      1.000          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.079          1.097               --
                                                       2006      1.100          1.079            8,812
                                                       2005      1.107          1.100            8,813
                                                       2004      1.043          1.107            2,810
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.139          1.172               --
                                                       2008      1.116          1.139           10,896
                                                       2007      1.053          1.116           11,370
                                                       2006      1.042          1.053           19,597
                                                       2005      1.044          1.042           18,682
                                                       2004      1.022          1.044           11,500
                                                       2003      1.000          1.022               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.811          1.954               --
                                                       2006      1.456          1.811               --
                                                       2005      1.333          1.456               --
                                                       2004      1.178          1.333               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.806          1.921               --
                                                       2006      1.581          1.806               --
                                                       2005      1.516          1.581               --
                                                       2004      1.233          1.516               --
                                                       2003      1.000          1.233               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.246          1.322               --
                                                       2005      1.176          1.246               --
                                                       2004      1.134          1.176               --
                                                       2003      1.000          1.134               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.114          1.183               --
                                                       2005      1.140          1.114            7,697
                                                       2004      1.101          1.140            6,971
                                                       2003      1.000          1.101               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.452          1.581               --
                                                       2005      1.326          1.452              430
                                                       2004      1.170          1.326              431
                                                       2003      1.000          1.170               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.230          1.288               --
                                                       2005      1.209          1.230           12,177
                                                       2004      1.130          1.209            1,498
                                                       2003      1.000          1.130               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.169          1.194               --
                                                       2005      1.170          1.169            1,087
                                                       2004      1.088          1.170            1,017
                                                       2003      1.000          1.088               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.263          1.303               --
                                                       2005      1.231          1.263               --
                                                       2004      1.144          1.231               --
                                                       2003      1.000          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.231          1.264               --
                                                       2005      1.163          1.231           32,707
                                                       2004      1.121          1.163           28,034
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.102          1.168               --
                                                       2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.014               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082               --
                                                       2005      1.000          1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.123               --
                                                       2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.025          1.042               --
                                                       2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.339          1.417               --
                                                       2005      1.227          1.339           15,412
                                                       2004      1.087          1.227           15,953
                                                       2003      1.000          1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.259          1.328               --
                                                       2005      1.255          1.259            6,551
                                                       2004      1.129          1.255               --
                                                       2003      1.000          1.129               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.171          1.205               --
                                                       2005      1.168          1.171            9,725
                                                       2004      1.076          1.168            9,726
                                                       2003      1.000          1.076               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.243               --
                                                       2005      1.113          1.154               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.390          1.591               --
                                                       2005      1.303          1.390               --
                                                       2004      1.156          1.303               --
                                                       2003      1.000          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.256          1.328               --
                                                       2005      1.217          1.256               --
                                                       2004      1.124          1.217               --
                                                       2003      1.000          1.124               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.033          1.084               --
                                                       2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.104               --
                                                       2005      1.087          1.097            4,248
                                                       2004      1.000          1.087            1,191

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.017          1.005               --
                                                       2005      1.028          1.017              503
                                                       2004      1.022          1.028              504
                                                       2003      1.000          1.022               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.188          1.236               --
                                                       2005      1.196          1.188               --
                                                       2004      1.114          1.196               --
                                                       2003      1.000          1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.019               --
                                                       2005      1.044          1.061               --
                                                       2004      1.000          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.883          0.854               --
                                                       2008      1.413          0.883              440
                                                       2007      1.486          1.413              441
                                                       2006      1.314          1.486              442
                                                       2005      1.296          1.314              443
                                                       2004      1.134          1.296              445
                                                       2003      1.000          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.758          0.774               --
                                                       2008      1.367          0.758               --
                                                       2007      1.248          1.367               --
                                                       2006      1.200          1.248               --
                                                       2005      1.142          1.200               --
                                                       2004      1.130          1.142               --
                                                       2003      1.000          1.130               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.537          1.464               --
                                                       2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391           15,522
                                                       2004      1.244          1.356           10,777
                                                       2003      0.960          1.244            2,259
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.991          1.778           84,709
                                                       2010      1.818          1.991          114,549
                                                       2009      1.303          1.818          129,042
                                                       2008      2.158          1.303          136,429
                                                       2007      1.917          2.158          165,904
                                                       2006      1.624          1.917          178,010
                                                       2005      1.452          1.624          110,811
                                                       2004      1.305          1.452           42,254
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.680          1.577          294,984
                                                       2010      1.444          1.680          352,085
                                                       2009      1.057          1.444          361,028
                                                       2008      1.925          1.057          383,503
                                                       2007      1.748          1.925          430,026
                                                       2006      1.618          1.748          437,863
                                                       2005      1.420          1.618          340,966
                                                       2004      1.288          1.420          120,679
                                                       2003      0.961          1.288           47,022
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.408          1.355          146,289
                                                       2010      1.289          1.408          237,742
                                                       2009      1.002          1.289          289,134
                                                       2008      1.645          1.002          335,713
                                                       2007      1.598          1.645          412,337
                                                       2006      1.415          1.598          415,257
                                                       2005      1.364          1.415          319,906
                                                       2004      1.261          1.364          155,487
                                                       2003      0.971          1.261           60,641
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787            1,402
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.747          1.668           33,251
                                                       2010      1.522          1.747           33,503
                                                       2009      1.145          1.522           65,761
                                                       2008      2.035          1.145           62,270
                                                       2007      1.767          2.035           63,885
                                                       2006      1.615          1.767           53,585
                                                       2005      1.410          1.615           36,247
                                                       2004      1.247          1.410            7,076
                                                       2003      0.991          1.247           18,902
                                                       2002      1.000          0.991               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.405          2.101           65,395
                                                       2010      1.908          2.405           70,427
                                                       2009      1.393          1.908           98,681
                                                       2008      2.353          1.393          100,963
                                                       2007      2.082          2.353          110,828
                                                       2006      1.889          2.082          108,117
                                                       2005      1.633          1.889           93,631
                                                       2004      1.336          1.633           52,848
                                                       2003      0.986          1.336           29,604
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.230          1.235          150,505
                                                       2010      1.114          1.230          172,763
                                                       2009      0.838          1.114          231,268
                                                       2008      1.215          0.838          233,773
                                                       2007      1.195          1.215          262,340
                                                       2006      1.031          1.195          247,066
                                                       2005      1.000          1.031           77,657

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.686          1.573               --
                                                       2010      1.348          1.686            3,157
                                                       2009      0.958          1.348            3,160
                                                       2008      1.699          0.958            3,164
                                                       2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      0.969          1.303           12,822
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490           37,280
                                                       2006      2.202          2.765           38,825
                                                       2005      1.763          2.202           25,297
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442           10,805

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           58,303
                                                       2010      1.700          1.807           57,454
                                                       2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      0.989          1.281           67,115
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           28,099
                                                       2004      1.265          1.438            4,542
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.139          2.062               --
                                                       2010      1.738          2.139               --
                                                       2009      1.228          1.738               --
                                                       2008      2.231          1.228               --
                                                       2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           14,774
                                                       2004      1.330          1.498            5,304
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.108          1.172               --
                                                       2009      0.936          1.108          151,059
                                                       2008      1.627          0.936          245,416
                                                       2007      1.582          1.627          302,619
                                                       2006      1.401          1.582          312,124
                                                       2005      1.341          1.401          308,828
                                                       2004      1.241          1.341          268,982
                                                       2003      0.963          1.241           69,345
                                                       2002      1.000          0.963               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.481          1.488           58,934
                                                       2010      1.209          1.481           67,194
                                                       2009      0.916          1.209           97,227
                                                       2008      1.569          0.916           82,009
                                                       2007      1.577          1.569          114,689
                                                       2006      1.479          1.577           98,666
                                                       2005      1.351          1.479           74,697
                                                       2004      1.254          1.351           22,276
                                                       2003      0.951          1.254               --
                                                       2002      1.000          0.951               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.424          1.432           15,077
                                                       2010      1.289          1.424           34,900
                                                       2009      1.077          1.289           44,524
                                                       2008      1.555          1.077           65,888
                                                       2007      1.463          1.555          101,995
                                                       2006      1.300          1.463          102,156
                                                       2005      1.272          1.300          103,012
                                                       2004      1.193          1.272           33,183
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.988               --
                                                       2008      1.461          1.011               --
                                                       2007      1.465          1.461           88,545

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.289          1.360               --
                                                       2010      1.167          1.289           96,939
                                                       2009      0.849          1.167           96,437
                                                       2008      1.497          0.849          106,420
                                                       2007      1.500          1.497          132,984
                                                       2006      1.347          1.500          280,040
                                                       2005      1.305          1.347          333,147
                                                       2004      1.249          1.305          257,666
                                                       2003      0.969          1.249          208,086
                                                       2002      1.000          0.969               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.281          1.390               --
                                                       2010      1.168          1.281               --
                                                       2009      0.976          1.168               --
                                                       2008      1.394          0.976               --
                                                       2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.385          1.358               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.160          1.225           23,711
                                                       2010      1.055          1.160           23,748
                                                       2009      0.878          1.055           39,167
                                                       2008      1.377          0.878           55,768
                                                       2007      1.334          1.377          145,958
                                                       2006      1.231          1.334          247,198
                                                       2005      1.205          1.231          291,599
                                                       2004      1.171          1.205          298,891
                                                       2003      0.979          1.171           72,172
                                                       2002      1.000          0.979               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.464          1.346           14,446
                                                       2010      1.281          1.464           30,559
                                                       2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.637          1.625           47,305
                                                       2006      1.430          1.637           47,233
                                                       2005      1.392          1.430           46,087
                                                       2004      1.312          1.392           25,110
                                                       2003      0.966          1.312              832
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.357          1.321           17,138
                                                       2010      1.260          1.357           20,335
                                                       2009      0.903          1.260           20,134
                                                       2008      1.469          0.903           19,973
                                                       2007      1.424          1.469           20,026
                                                       2006      1.388          1.424           20,131
                                                       2005      1.346          1.388           19,925
                                                       2004      1.369          1.346           12,592
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.370          1.410            1,084
                                                       2010      1.277          1.370            1,085
                                                       2009      1.046          1.277            1,086
                                                       2008      1.658          1.046            1,088
                                                       2007      1.628          1.658            1,089
                                                       2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.714          1.614           43,645
                                                       2010      1.427          1.714           48,916
                                                       2009      1.070          1.427           50,360
                                                       2008      1.687          1.070           51,120
                                                       2007      1.607          1.687           56,923
                                                       2006      1.428          1.607           59,593
                                                       2005      1.345          1.428           62,454
                                                       2004      1.242          1.345           49,857
                                                       2003      0.977          1.242           43,154
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.953          1.941           22,832
                                                       2010      1.592          1.953           22,956
                                                       2009      1.137          1.592           23,192
                                                       2008      1.957          1.137           25,509
                                                       2007      1.815          1.957           25,369
                                                       2006      1.642          1.815            5,625
                                                       2005      1.597          1.642            3,179
                                                       2004      1.415          1.597            1,499
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950            1,309
                                                       2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            4,462
                                                       2005      1.308          1.337            4,470
                                                       2004      1.211          1.308            4,478
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421           88,545
                                                       2005      1.272          1.291           88,545
                                                       2004      1.216          1.272           88,545
                                                       2003      0.962          1.216           88,545
                                                       2002      1.000          0.962               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.958          0.945               --
                                                       2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            8,876
                                                       2005      0.989          0.993            8,879
                                                       2004      0.998          0.989            8,882
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.301          1.325               --
                                                       2010      1.190          1.301               --
                                                       2009      1.018          1.190               --
                                                       2008      1.202          1.018               --
                                                       2007      1.202          1.202               --
                                                       2006      1.164          1.202            2,313
                                                       2005      1.158          1.164            2,316
                                                       2004      1.106          1.158            2,319
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.803          1.810           25,073
                                                       2010      1.578          1.803           29,843
                                                       2009      1.006          1.578           21,469
                                                       2008      1.466          1.006           30,629
                                                       2007      1.491          1.466           62,164
                                                       2006      1.371          1.491           64,836
                                                       2005      1.363          1.371           67,002
                                                       2004      1.259          1.363           44,005
                                                       2003      1.007          1.259               --
                                                       2002      1.000          1.007               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.024          1.017               --
                                                       2009      1.042          1.024           19,433
                                                       2008      1.037          1.042          186,492
                                                       2007      1.008          1.037           60,209
                                                       2006      0.983          1.008           60,211
                                                       2005      0.975          0.983           61,140
                                                       2004      0.986          0.975           40,770
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749           27,505
                                                       2005      1.537          1.580           27,155
                                                       2004      1.356          1.537           27,733
                                                       2003      0.974          1.356           27,696
                                                       2002      1.000          0.974               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           37,493
                                                       2005      1.369          1.385           36,659
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           62,613
                                                       2005      1.525          1.618           57,739
                                                       2004      1.255          1.525           19,603
                                                       2003      1.000          1.255              574

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.335          1.312            6,314
                                                       2010      1.210          1.335            6,314
                                                       2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816           17,811
                                                       2010      0.771          0.879           17,815
                                                       2009      0.582          0.771            2,666
                                                       2008      1.016          0.582            2,675
                                                       2007      1.217          1.016            2,683
                                                       2006      1.003          1.217            7,846

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.423          1.254               --
                                                       2010      1.215          1.423               --
                                                       2009      0.960          1.215               --
                                                       2008      1.310          0.960            3,355
                                                       2007      1.349          1.310            3,355
                                                       2006      1.269          1.349            3,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.907          1.608           13,019
                                                       2010      1.668          1.907           50,748
                                                       2009      1.094          1.668           18,217
                                                       2008      1.884          1.094           18,280
                                                       2007      1.938          1.884           19,288
                                                       2006      1.764          1.938           26,158

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.357          1.318               --
                                                       2010      1.094          1.357               --
                                                       2009      0.832          1.094               --
                                                       2008      1.382          0.832               --
                                                       2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.789          1.625           67,032
                                                       2010      1.664          1.789           68,708
                                                       2009      1.185          1.664           17,254
                                                       2008      2.080          1.185           17,597
                                                       2007      1.626          2.080           10,814
                                                       2006      1.591          1.626            3,406

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.076          0.999               --
                                                       2010      0.894          1.076               --
                                                       2009      0.667          0.894               --
                                                       2008      1.058          0.667               --
                                                       2008      1.102          1.058               --
                                                       2007      1.247          1.102               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.965          0.911           33,100
                                                       2010      0.785          0.965           40,877
                                                       2009      0.633          0.785           73,236
                                                       2008      1.054          0.633           85,284
                                                       2007      1.069          1.054          119,580
                                                       2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.227          1.121          148,878
                                                       2010      1.176          1.227          149,731

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.912          2.321           31,878
                                                       2010      2.403          2.912           29,842
                                                       2009      1.451          2.403           36,089
                                                       2008      3.176          1.451           39,871

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.760          1.541               --
                                                       2010      1.612          1.760               --
                                                       2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.337          1.461          102,544
                                                       2010      1.262          1.337           77,187
                                                       2009      1.088          1.262          119,933
                                                       2008      1.189          1.088          123,065
                                                       2007      1.126          1.189          138,068

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.462          1.478          257,831
                                                       2010      1.378          1.462          282,181
                                                       2009      1.240          1.378          243,927

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.461          1.367               --
                                                       2010      1.282          1.461               --
                                                       2009      1.056          1.282               --
                                                       2008      1.604          1.056               --
                                                       2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.516          1.540           56,111
                                                       2010      1.379          1.516           57,729
                                                       2009      1.057          1.379           45,868
                                                       2008      1.208          1.057           57,339
                                                       2007      1.156          1.208           96,041
                                                       2006      1.119          1.156          100,478

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.906          0.853          100,667
                                                       2010      0.790          0.906          115,396
                                                       2009      0.681          0.790          158,859
                                                       2008      1.091          0.681          182,328
                                                       2007      1.073          1.091          281,284
                                                       2006      1.001          1.073          213,216

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.977          0.872          110,292
                                                       2010      0.831          0.977          127,384
                                                       2009      0.671          0.831          134,305
                                                       2008      0.975          0.671          146,739
                                                       2007      1.026          0.975          178,099
                                                       2006      1.003          1.026           75,289

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.577          1.497            6,549
                                                       2010      1.396          1.577           10,056
                                                       2009      0.955          1.396           10,753
                                                       2008      1.795          0.955           11,055
                                                       2007      1.521          1.795           11,926
                                                       2006      1.562          1.521           19,806

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.235          1.288            6,105
                                                       2010      1.165          1.235           31,956
                                                       2009      1.087          1.165           35,829
                                                       2008      1.150          1.087           40,280
                                                       2007      1.106          1.150           46,243
                                                       2006      1.068          1.106           48,617

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.190          1.062           26,517
                                                       2010      1.013          1.190           26,522
                                                       2009      0.806          1.013           27,245

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.004          0.984           10,973
                                                       2010      1.017          1.004           19,430

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.780          0.770               --
                                                       2008      1.332          0.780               --
                                                       2007      1.360          1.332               --
                                                       2006      1.327          1.360               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.357          1.197           89,301

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753           27,250
                                                       2007      1.367          1.393           27,254
                                                       2006      1.352          1.367           27,257

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.191          1.095           44,175
                                                       2010      1.062          1.191           44,181
                                                       2009      0.890          1.062           64,613
                                                       2008      1.489          0.890           64,624
                                                       2007      1.459          1.489           64,633
                                                       2006      1.426          1.459           64,641

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.458          1.436               --
                                                       2010      1.332          1.458               --
                                                       2009      0.971          1.332               --
                                                       2008      1.468          0.971               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.913          0.988               --
                                                       2010      0.805          0.913               --
                                                       2009      0.625          0.805               --
                                                       2008      1.070          0.625           27,656
                                                       2007      1.057          1.070           27,688
                                                       2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.151          1.165               --
                                                       2010      1.067          1.151               --
                                                       2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.095          1.084               --
                                                       2010      1.001          1.095               --
                                                       2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.035          1.001           89,321
                                                       2010      0.933          1.035           92,599
                                                       2009      0.752          0.933           38,802
                                                       2008      1.076          0.752           38,828
                                                       2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.973          0.918          250,054
                                                       2010      0.865          0.973          259,722
                                                       2009      0.684          0.865          270,766
                                                       2008      1.075          0.684          285,703
                                                       2007      1.057          1.075          294,393
                                                       2006      1.002          1.057          273,532

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.315          1.311            1,294
                                                       2010      1.172          1.315            1,299
                                                       2009      0.955          1.172            1,304

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.326          1.328           98,056
                                                       2010      1.231          1.326          107,144
                                                       2009      1.061          1.231          130,012
                                                       2008      1.393          1.061          140,304
                                                       2007      1.365          1.393          164,171
                                                       2006      1.280          1.365          168,730

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.252          1.238           24,223
                                                       2010      1.146          1.252           37,381
                                                       2009      0.968          1.146           38,669
                                                       2008      1.464          0.968           43,369
                                                       2007      1.387          1.464           53,875
                                                       2006      1.259          1.387           51,954

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889           43,310
                                                       2010      0.872          0.991           75,482
                                                       2009      0.636          0.872          119,471
                                                       2008      1.092          0.636          125,771
                                                       2007      1.048          1.092          153,162
                                                       2006      0.996          1.048          141,496

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.040          1.006               --
                                                       2010      0.909          1.040               --
                                                       2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.326          1.341               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101          123,795
                                                       2005      1.114          1.115          157,960
                                                       2004      1.044          1.114           67,168
                                                       2003      1.000          1.044           34,812

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199          194,527
                                                       2007      1.095          1.167          241,997
                                                       2006      1.076          1.095          225,507
                                                       2005      1.071          1.076          217,671
                                                       2004      1.042          1.071           49,211
                                                       2003      1.012          1.042           91,451
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           46,357
                                                       2005      1.773          1.860           43,405
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           64,649
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           43,756

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           50,303
                                                       2004      1.078          1.087           28,479
                                                       2003      1.014          1.078            1,913
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478           10,746
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242          145,919
                                                       2004      1.126          1.230           83,145
                                                       2003      0.986          1.126           43,414
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           44,123
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           27,884
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.198          1.141                --
                                                       2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      2.000          1.785           365,372
                                                       2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.596          1.496           857,397
                                                       2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.320          1.269           967,941
                                                       2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.742          1.662           163,461
                                                       2010      1.518          1.742           208,968
                                                       2009      1.142          1.518           226,352
                                                       2008      2.032          1.142           204,716
                                                       2007      1.765          2.032           274,092
                                                       2006      1.614          1.765           334,170
                                                       2005      1.410          1.614           343,333
                                                       2004      1.248          1.410           370,976
                                                       2003      0.992          1.248           300,821
                                                       2002      1.118          0.992           223,681

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.071          1.809           187,933
                                                       2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.227          1.230           230,411
                                                       2010      1.111          1.227           212,091
                                                       2009      0.836          1.111           209,880
                                                       2008      1.214          0.836           277,536
                                                       2007      1.194          1.214           131,920
                                                       2006      1.031          1.194            79,379
                                                       2005      1.000          1.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.486          1.386            31,053
                                                       2010      1.188          1.486            44,417
                                                       2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.441           145,563
                                                       2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.767          1.703             8,560
                                                       2010      1.437          1.767             8,567
                                                       2009      1.015          1.437             4,537
                                                       2008      1.846          1.015             5,932
                                                       2007      1.548          1.846             5,940
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.231          1.302                --
                                                       2009      1.039          1.231           190,147
                                                       2008      1.808          1.039           190,195
                                                       2007      1.759          1.808           190,306
                                                       2006      1.559          1.759           443,829
                                                       2005      1.493          1.559           450,103
                                                       2004      1.382          1.493           443,467
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.241          1.246           646,832
                                                       2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.324          1.317         1,574,995
                                                       2006      1.242          1.324         2,005,877
                                                       2005      1.136          1.242         2,435,820
                                                       2004      1.054          1.136         2,883,285
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.333          1.340           531,080
                                                       2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.372          1.458           952,825
                                                       2006      1.220          1.372         1,264,599
                                                       2005      1.194          1.220         1,428,707
                                                       2004      1.120          1.194         1,686,191
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.119          1.093                --
                                                       2008      1.618          1.119           144,847
                                                       2007      1.622          1.618           177,401

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.404          1.481                --
                                                       2010      1.272          1.404           316,419
                                                       2009      0.926          1.272           437,151
                                                       2008      1.633          0.926           607,147
                                                       2007      1.637          1.633           871,180
                                                       2006      1.470          1.637         1,058,218
                                                       2005      1.426          1.470         1,528,706
                                                       2004      1.365          1.426         1,528,994
                                                       2003      1.060          1.365         1,566,924
                                                       2002      1.000          1.060           156,519

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.083          1.174                --
                                                       2010      0.987          1.083            18,412
                                                       2009      0.826          0.987            18,412
                                                       2008      1.180          0.826            18,412
                                                       2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.171          1.147            16,072

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.223          1.290           505,296
                                                       2010      1.113          1.223           569,393
                                                       2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.409          1.454         1,246,258
                                                       2006      1.301          1.409         1,505,223
                                                       2005      1.274          1.301         1,756,267
                                                       2004      1.238          1.274         1,780,748
                                                       2003      1.037          1.238         1,256,933
                                                       2002      1.000          1.037           220,092

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.364          1.254           690,899
                                                       2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.529          1.517         1,139,248
                                                       2006      1.336          1.529           951,440
                                                       2005      1.301          1.336         1,396,128
                                                       2004      1.227          1.301         1,767,500
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.243          1.210           363,761
                                                       2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.307          1.348           587,902
                                                       2006      1.275          1.307           627,954
                                                       2005      1.237          1.275           735,016
                                                       2004      1.258          1.237           826,881
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.216          1.250           252,331
                                                       2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.706          1.606           110,000
                                                       2010      1.421          1.706           153,614
                                                       2009      1.067          1.421           153,848
                                                       2008      1.682          1.067           209,698
                                                       2007      1.603          1.682           222,523
                                                       2006      1.425          1.603           310,542
                                                       2005      1.343          1.425           403,704
                                                       2004      1.241          1.343           518,762
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.610          1.599            88,702
                                                       2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           192,880
                                                       2005      1.411          1.432           212,838
                                                       2004      1.349          1.411           127,087
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.954          0.941                --
                                                       2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.332          1.357                --
                                                       2010      1.219          1.332           133,803
                                                       2009      1.043          1.219           150,239
                                                       2008      1.232          1.043           165,544
                                                       2007      1.234          1.232           214,402
                                                       2006      1.195          1.234           359,004
                                                       2005      1.189          1.195           658,183
                                                       2004      1.137          1.189           718,963
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.753          1.758           149,311
                                                       2010      1.534          1.753           185,504
                                                       2009      0.979          1.534           253,023
                                                       2008      1.427          0.979           266,982
                                                       2007      1.452          1.427           328,399
                                                       2006      1.336          1.452           469,487
                                                       2005      1.329          1.336           532,888
                                                       2004      1.228          1.329           827,859
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.013          1.006                --
                                                       2009      1.032          1.013           717,485
                                                       2008      1.026          1.032         1,424,947
                                                       2007      0.998          1.026           637,345
                                                       2006      0.974          0.998           228,585
                                                       2005      0.967          0.974           336,949
                                                       2004      0.978          0.967           531,662
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            51,993
                                                       2005      1.394          1.432            61,578
                                                       2004      1.231          1.394            93,839
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.153          1.132           123,696
                                                       2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814            74,644
                                                       2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.419          1.250            29,730
                                                       2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.597          1.346           350,067
                                                       2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.353          1.314            25,880
                                                       2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.427          1.295            67,702
                                                       2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.073          0.996             3,327
                                                       2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909           325,661
                                                       2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.362          1.243           133,656
                                                       2010      1.306          1.362           205,364

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.901          2.311            91,797
                                                       2010      2.395          2.901            76,777
                                                       2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.415           124,348
                                                       2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.331          1.454           447,841
                                                       2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.541          1.557         1,709,735
                                                       2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.455          1.361            16,643
                                                       2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.511          1.534            83,967
                                                       2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.904          0.850           326,683
                                                       2010      0.788          0.904           384,173
                                                       2009      0.680          0.788         1,403,629
                                                       2008      1.090          0.680         1,521,824
                                                       2007      1.073          1.090         1,670,126
                                                       2006      1.001          1.073           613,061

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869           483,571
                                                       2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.883          0.838           162,951
                                                       2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.190          1.241           369,694
                                                       2010      1.123          1.190           395,752
                                                       2009      1.049          1.123           408,183
                                                       2008      1.110          1.049           405,274
                                                       2007      1.068          1.110           487,330
                                                       2006      1.032          1.068           635,802

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.054          0.940           160,782
                                                       2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.992          0.972           166,249
                                                       2010      1.006          0.992           496,781

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.478          1.303           415,434

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.179          1.083           188,138
                                                       2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.135          1.117            38,826
                                                       2010      1.037          1.135            48,586
                                                       2009      0.756          1.037            52,558
                                                       2008      1.144          0.756            53,083

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                --
                                                       2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161                --
                                                       2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081            57,498
                                                       2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998           210,568
                                                       2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915                --
                                                       2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.176          1.171            53,822
                                                       2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.343          1.344           846,527
                                                       2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.248          1.233            33,660
                                                       2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887            84,437
                                                       2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003           189,274
                                                       2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.358          1.372           124,737

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           798,327
                                                       2004      1.042          1.050         1,115,635
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.425          1.358                --
                                                       2007      1.244          1.425             3,859
                                                       2006      1.236          1.244             3,855
                                                       2005      1.169          1.236             3,267
                                                       2004      1.115          1.169             3,336
                                                       2003      1.000          1.115             2,893

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304                --
                                                       2005      1.220          1.249            29,615
                                                       2004      1.120          1.220             4,812
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.798          1.604            71,588
                                                       2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.488          1.395           357,974
                                                       2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.272          1.223           141,856
                                                       2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.587          1.513           165,969
                                                       2010      1.384          1.587           237,309
                                                       2009      1.042          1.384           386,286
                                                       2008      1.854          1.042           414,250
                                                       2007      1.611          1.854           539,566
                                                       2006      1.474          1.611           537,902
                                                       2005      1.288          1.474           226,388
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.140          1.868            82,243
                                                       2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.223          1.226           154,489
                                                       2010      1.109          1.223           208,790
                                                       2009      0.835          1.109           449,288
                                                       2008      1.212          0.835           475,499
                                                       2007      1.193          1.212           605,725
                                                       2006      1.031          1.193           595,396
                                                       2005      1.000          1.031           211,695

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.532          1.428               636
                                                       2010      1.226          1.532               637
                                                       2009      0.872          1.226            45,868
                                                       2008      1.548          0.872           141,504
                                                       2007      1.422          1.548           143,793
                                                       2006      1.336          1.422           143,990
                                                       2005      1.302          1.336           116,970
                                                       2004      1.192          1.302            94,927
                                                       2003      1.000          1.192            72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.440            79,869
                                                       2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.868          1.799             5,297
                                                       2010      1.519          1.868             5,504
                                                       2009      1.074          1.519            28,855
                                                       2008      1.954          1.074            34,443
                                                       2007      1.639          1.954            34,743
                                                       2006      1.478          1.639            35,308
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349                --
                                                       2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.012          1.070                --
                                                       2009      0.855          1.012            41,593
                                                       2008      1.488          0.855            52,394
                                                       2007      1.449          1.488            62,409
                                                       2006      1.284          1.449           106,317
                                                       2005      1.231          1.284           133,019
                                                       2004      1.140          1.231           121,998
                                                       2003      1.000          1.140                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.332          1.337            96,718
                                                       2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.424          1.415           271,599
                                                       2006      1.337          1.424           260,345
                                                       2005      1.223          1.337           165,349
                                                       2004      1.136          1.223            67,772
                                                       2003      1.000          1.136                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.327          1.333            40,599
                                                       2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.369          1.453           124,725
                                                       2006      1.218          1.369           123,708
                                                       2005      1.192          1.218            52,018
                                                       2004      1.119          1.192            26,682
                                                       2003      1.000          1.119                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.907                --
                                                       2008      1.343          0.928            90,653
                                                       2007      1.347          1.343           101,562

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.157          1.220                --
                                                       2010      1.049          1.157           395,954
                                                       2009      0.764          1.049           620,974
                                                       2008      1.348          0.764           672,883
                                                       2007      1.352          1.348           782,567
                                                       2006      1.215          1.352           903,680
                                                       2005      1.179          1.215         1,116,130
                                                       2004      1.129          1.179         1,079,685
                                                       2003      1.000          1.129           120,387

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.201          1.303                --
                                                       2010      1.096          1.201            18,585
                                                       2009      0.917          1.096            19,904
                                                       2008      1.312          0.917            21,607
                                                       2007      1.258          1.312            20,726
                                                       2006      1.090          1.258            21,440
                                                       2005      1.115          1.090            21,979
                                                       2004      1.101          1.115            57,419
                                                       2003      1.000          1.101                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.299          1.273             7,406

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.071          1.130           526,086
                                                       2010      0.976          1.071           575,776
                                                       2009      0.813          0.976           675,141
                                                       2008      1.276          0.813           709,391
                                                       2007      1.237          1.276           742,354
                                                       2006      1.143          1.237           771,021
                                                       2005      1.120          1.143           514,612
                                                       2004      1.089          1.120           289,306
                                                       2003      1.000          1.089             1,107

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.294          1.189            81,563
                                                       2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.453          1.441           233,632
                                                       2006      1.271          1.453           194,665
                                                       2005      1.238          1.271            60,849
                                                       2004      1.169          1.238            25,340
                                                       2003      1.000          1.169             2,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.151          1.119            35,918
                                                       2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.212          1.250            48,526
                                                       2006      1.183          1.212            48,629
                                                       2005      1.148          1.183            19,378
                                                       2004      1.169          1.148            46,877
                                                       2003      1.000          1.169                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.255          1.290            56,344
                                                       2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.587          1.493            26,031
                                                       2010      1.322          1.587            26,531
                                                       2009      0.993          1.322            27,754
                                                       2008      1.567          0.993            27,987
                                                       2007      1.494          1.567            27,537
                                                       2006      1.328          1.494            29,210
                                                       2005      1.252          1.328            27,263
                                                       2004      1.158          1.252            23,009
                                                       2003      1.000          1.158                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.694          1.682             5,158
                                                       2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327                --
                                                       2006      1.189          1.308           121,267
                                                       2005      1.173          1.189           123,127
                                                       2004      1.122          1.173           216,831
                                                       2003      1.000          1.122                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.938                --
                                                       2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.235          1.257                --
                                                       2010      1.131          1.235            35,274
                                                       2009      0.968          1.131            36,444
                                                       2008      1.144          0.968            37,673
                                                       2007      1.145          1.144            37,673
                                                       2006      1.110          1.145            37,673
                                                       2005      1.105          1.110            37,673
                                                       2004      1.057          1.105            55,100
                                                       2003      1.000          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.566          1.571           115,148
                                                       2010      1.371          1.566           164,742
                                                       2009      0.876          1.371           179,563
                                                       2008      1.277          0.876           227,671
                                                       2007      1.301          1.277           262,834
                                                       2006      1.197          1.301           267,209
                                                       2005      1.191          1.197           186,636
                                                       2004      1.101          1.191           102,072
                                                       2003      1.000          1.101             2,546

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.026          1.019                --
                                                       2009      1.045          1.026           518,350
                                                       2008      1.040          1.045           492,543
                                                       2007      1.013          1.040            68,075
                                                       2006      0.989          1.013            72,872
                                                       2005      0.982          0.989            78,034
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691                --
                                                       2006      1.436          1.587             7,708
                                                       2005      1.397          1.436             4,371
                                                       2004      1.234          1.397             1,478
                                                       2003      1.000          1.234             1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.250          1.226                --
                                                       2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811                --
                                                       2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.415          1.246            25,618
                                                       2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.464            59,472
                                                       2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.349          1.310             1,239
                                                       2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.715          1.556             4,779
                                                       2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.070          0.993                --
                                                       2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906            73,888
                                                       2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.119          1.021            41,472
                                                       2010      1.073          1.119            41,531

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.532          2.016            30,337
                                                       2010      2.091          2.532            43,089
                                                       2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440               693
                                                       2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.330          1.452           113,403
                                                       2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.427          1.442           470,845
                                                       2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.349          1.261                --
                                                       2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.506          1.528           179,410
                                                       2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.902          0.848           226,757
                                                       2010      0.787          0.902           268,178
                                                       2009      0.679          0.787           539,189
                                                       2008      1.089          0.679           660,398
                                                       2007      1.072          1.089           795,549
                                                       2006      1.001          1.072           655,788

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867            85,078
                                                       2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.354          1.284             3,453
                                                       2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.171          1.220           111,939
                                                       2010      1.105          1.171           117,495
                                                       2009      1.033          1.105           134,730
                                                       2008      1.093          1.033           135,379
                                                       2007      1.052          1.093            43,107
                                                       2006      1.017          1.052            43,115

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.123          1.002             7,923
                                                       2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.005          0.984           483,457
                                                       2010      1.019          1.005           473,136

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.287          1.259                --
                                                       2006      1.256          1.287                --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.218          1.073           336,664

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.087          0.998            29,651
                                                       2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.348          1.327                --
                                                       2010      1.233          1.348             4,137
                                                       2009      0.900          1.233             4,104
                                                       2008      1.361          0.900             4,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983                --
                                                       2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158                --
                                                       2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078                --
                                                       2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995                --
                                                       2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913                --
                                                       2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.219          1.213             5,328
                                                       2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.261          1.262           131,684
                                                       2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.244          1.228             6,452
                                                       2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884           178,683
                                                       2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000                --
                                                       2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.258          1.271            24,652

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            34,785
                                                       2004      1.029          1.036            26,629
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256                --
                                                       2005      1.148          1.212            20,157
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.419          1.351               --
                                                       2007      1.240          1.419           25,165
                                                       2006      1.233          1.240           29,606
                                                       2005      1.167          1.233           29,606
                                                       2004      1.115          1.167           29,606
                                                       2003      1.000          1.115               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.246          1.300               --
                                                       2005      1.218          1.246            6,602
                                                       2004      1.119          1.218            6,602
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.785          1.591           24,563
                                                       2010      1.633          1.785           24,566
                                                       2009      1.173          1.633           36,458
                                                       2008      1.946          1.173           36,462
                                                       2007      1.733          1.946           36,464
                                                       2006      1.471          1.733           39,406
                                                       2005      1.318          1.471           31,945
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.477          1.383          150,276
                                                       2010      1.272          1.477          173,263
                                                       2009      0.933          1.272          210,701
                                                       2008      1.702          0.933          245,921
                                                       2007      1.549          1.702          245,928
                                                       2006      1.437          1.549          265,884
                                                       2005      1.264          1.437          265,627
                                                       2004      1.148          1.264          191,873
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.262          1.212           71,953
                                                       2010      1.158          1.262           82,065
                                                       2009      0.902          1.158          133,050
                                                       2008      1.484          0.902          189,455
                                                       2007      1.444          1.484          198,798
                                                       2006      1.281          1.444          198,842
                                                       2005      1.238          1.281          192,713
                                                       2004      1.146          1.238           87,188
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          205,418
                                                       2004      1.067          1.197          113,459
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.575          1.500               --
                                                       2010      1.375          1.575               --
                                                       2009      1.036          1.375               --
                                                       2008      1.846          1.036            6,118
                                                       2007      1.606          1.846            6,118
                                                       2006      1.471          1.606            6,118
                                                       2005      1.287          1.471            6,740
                                                       2004      1.140          1.287               --
                                                       2003      1.000          1.140               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.124          1.853              977
                                                       2010      1.689          2.124              980
                                                       2009      1.236          1.689              983
                                                       2008      2.091          1.236              986
                                                       2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.216          1.218            8,842
                                                       2010      1.103          1.216               --
                                                       2009      0.832          1.103               --
                                                       2008      1.209          0.832               --
                                                       2007      1.191          1.209               --
                                                       2006      1.030          1.191               --
                                                       2005      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.521          1.416            3,103
                                                       2010      1.218          1.521            3,107
                                                       2009      0.867          1.218            8,937
                                                       2008      1.542          0.867            8,076
                                                       2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           39,624
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.030          2.752               --
                                                       2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            4,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.634          1.428           93,309
                                                       2010      1.540          1.634           93,311
                                                       2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.854          1.784               --
                                                       2010      1.510          1.854               --
                                                       2009      1.068          1.510               --
                                                       2008      1.946          1.068               --
                                                       2007      1.634          1.946            2,101
                                                       2006      1.474          1.634               --
                                                       2005      1.345          1.474               --
                                                       2004      1.141          1.345               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.265          1.344               --
                                                       2006      1.204          1.265               --
                                                       2005      1.158          1.204               --
                                                       2004      1.151          1.158               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.005          1.063               --
                                                       2009      0.850          1.005           37,179
                                                       2008      1.482          0.850           35,812
                                                       2007      1.444          1.482           34,228
                                                       2006      1.281          1.444          347,992
                                                       2005      1.229          1.281          352,330
                                                       2004      1.140          1.229          356,993
                                                       2003      1.000          1.140               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.322          1.326           11,987
                                                       2010      1.081          1.322           22,441
                                                       2009      0.822          1.081           32,694
                                                       2008      1.409          0.822           42,528
                                                       2007      1.419          1.409           42,528
                                                       2006      1.334          1.419           42,528
                                                       2005      1.221          1.334           40,605
                                                       2004      1.135          1.221           40,605
                                                       2003      1.000          1.135           32,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.317          1.322           47,897
                                                       2010      1.195          1.317           65,721
                                                       2009      1.001          1.195           90,736
                                                       2008      1.447          1.001          222,306
                                                       2007      1.364          1.447          239,495
                                                       2006      1.215          1.364          251,899
                                                       2005      1.191          1.215          256,359
                                                       2004      1.119          1.191           92,068
                                                       2003      1.000          1.119           35,980

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.923          0.902               --
                                                       2008      1.337          0.923               --
                                                       2007      1.341          1.337            7,465

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.149          1.211               --
                                                       2010      1.042          1.149            5,363
                                                       2009      0.760          1.042            5,416
                                                       2008      1.342          0.760            5,275
                                                       2007      1.347          1.342            5,254
                                                       2006      1.212          1.347            4,184
                                                       2005      1.177          1.212           11,628
                                                       2004      1.128          1.177            7,392
                                                       2003      1.000          1.128               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.193          1.293               --
                                                       2010      1.089          1.193               --
                                                       2009      0.912          1.089               --
                                                       2008      1.306          0.912               --
                                                       2007      1.254          1.306               --
                                                       2006      1.087          1.254               --
                                                       2005      1.113          1.087               --
                                                       2004      1.101          1.113               --
                                                       2003      1.000          1.101               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.289          1.262               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.063          1.121           35,120
                                                       2010      0.970          1.063           35,449
                                                       2009      0.808          0.970          206,565
                                                       2008      1.270          0.808          205,811
                                                       2007      1.233          1.270          203,103
                                                       2006      1.140          1.233          203,212
                                                       2005      1.118          1.140          203,432
                                                       2004      1.088          1.118           32,569
                                                       2003      1.000          1.088               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.285          1.179           97,229
                                                       2010      1.126          1.285           97,234
                                                       2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.448          1.435          154,084
                                                       2006      1.268          1.448          174,852
                                                       2005      1.237          1.268          176,470
                                                       2004      1.168          1.237          135,088
                                                       2003      1.000          1.168               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.142          1.110            3,561
                                                       2010      1.063          1.142            3,566
                                                       2009      0.763          1.063            3,572
                                                       2008      1.244          0.763            3,578
                                                       2007      1.208          1.244            3,583
                                                       2006      1.180          1.208            3,588
                                                       2005      1.147          1.180            3,593
                                                       2004      1.168          1.147               --
                                                       2003      1.000          1.168               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.246          1.279           14,116
                                                       2010      1.163          1.246           14,139
                                                       2009      0.955          1.163           14,163
                                                       2008      1.517          0.955           16,488
                                                       2007      1.492          1.517           16,516
                                                       2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.575          1.480            6,702
                                                       2010      1.314          1.575            6,702
                                                       2009      0.988          1.314           13,254
                                                       2008      1.560          0.988           26,579
                                                       2007      1.488          1.560           26,579
                                                       2006      1.325          1.488           26,579
                                                       2005      1.251          1.325           26,174
                                                       2004      1.158          1.251            6,147
                                                       2003      1.000          1.158               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.682          1.668               --
                                                       2010      1.373          1.682               --
                                                       2009      0.983          1.373              768
                                                       2008      1.695          0.983            3,938
                                                       2007      1.576          1.695            3,938
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.878          0.853               --
                                                       2008      1.435          0.878               --
                                                       2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.303          1.321               --
                                                       2006      1.187          1.303            7,477
                                                       2005      1.171          1.187            7,489
                                                       2004      1.122          1.171            7,498
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.944          0.931               --
                                                       2010      0.884          0.944               --
                                                       2009      0.769          0.884              470
                                                       2008      0.998          0.769               --
                                                       2007      1.006          0.998            4,622
                                                       2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.226          1.247               --
                                                       2010      1.123          1.226               --
                                                       2009      0.962          1.123            1,885
                                                       2008      1.139          0.962            3,681
                                                       2007      1.142          1.139            3,686
                                                       2006      1.107          1.142            3,690
                                                       2005      1.104          1.107            3,695
                                                       2004      1.057          1.104               --
                                                       2003      1.000          1.057               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.555          1.557           21,413
                                                       2010      1.363          1.555           21,628
                                                       2009      0.871          1.363           33,705
                                                       2008      1.272          0.871           23,268
                                                       2007      1.296          1.272           24,822
                                                       2006      1.194          1.296          111,565
                                                       2005      1.189          1.194          106,210
                                                       2004      1.101          1.189           86,960
                                                       2003      1.000          1.101               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.019          1.012               --
                                                       2009      1.040          1.019          168,301
                                                       2008      1.036          1.040          260,935
                                                       2007      1.009          1.036          236,624
                                                       2006      0.986          1.009          106,499
                                                       2005      0.981          0.986          109,235
                                                       2004      0.994          0.981           29,273
                                                       2003      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.582          1.685               --
                                                       2006      1.432          1.582            3,929
                                                       2005      1.395          1.432            4,326
                                                       2004      1.234          1.395               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          118,364
                                                       2005      1.256          1.269          118,369
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           52,795
                                                       2005      1.402          1.484           48,998
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.241          1.216               --
                                                       2010      1.127          1.241               --
                                                       2009      0.966          1.127               --
                                                       2008      1.575          0.966               --
                                                       2007      1.570          1.575               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.871          0.807              500
                                                       2010      0.765          0.871              501
                                                       2009      0.579          0.765            1,042
                                                       2008      1.013          0.579              504
                                                       2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.407          1.237               --
                                                       2010      1.203          1.407               --
                                                       2009      0.953          1.203              338
                                                       2008      1.303          0.953               --
                                                       2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.725          1.452            1,455
                                                       2010      1.512          1.725            1,457
                                                       2009      0.994          1.512            1,460
                                                       2008      1.714          0.994            1,462
                                                       2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            4,343

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.341          1.301               --
                                                       2010      1.084          1.341               --
                                                       2009      0.826          1.084               --
                                                       2008      1.375          0.826               --
                                                       2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.702          1.543               --
                                                       2010      1.586          1.702               --
                                                       2009      1.132          1.586               --
                                                       2008      1.991          1.132            7,798
                                                       2007      1.560          1.991            3,214
                                                       2006      1.528          1.560               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.064          0.986               --
                                                       2010      0.886          1.064               --
                                                       2009      0.662          0.886               --
                                                       2008      1.052          0.662               --
                                                       2008      1.097          1.052               --
                                                       2007      1.243          1.097               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.956          0.901           23,276
                                                       2010      0.779          0.956           44,673
                                                       2009      0.629          0.779           67,029
                                                       2008      1.051          0.629           80,628
                                                       2007      1.068          1.051           80,634
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.809          0.767               --
                                                       2008      1.441          0.809               --
                                                       2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.111          1.012           38,216
                                                       2010      1.066          1.111           37,889

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.975          0.831               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.513          1.999           54,078
                                                       2010      2.078          2.513              271
                                                       2009      1.257          2.078            2,545
                                                       2008      2.756          1.257            2,546

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.635          1.428               --
                                                       2010      1.500          1.635               --
                                                       2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.320          1.440           54,004
                                                       2010      1.249          1.320           27,563
                                                       2009      1.079          1.249           27,563
                                                       2008      1.181          1.079           27,563
                                                       2007      1.120          1.181           27,563

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.417          1.430           94,952
                                                       2010      1.339          1.417           91,376
                                                       2009      1.206          1.339           47,751

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.339          1.250            1,938
                                                       2010      1.178          1.339            1,941
                                                       2009      0.972          1.178            1,945
                                                       2008      1.479          0.972            1,949
                                                       2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.496          1.516            3,159
                                                       2010      1.363          1.496            3,072
                                                       2009      1.047          1.363            3,083
                                                       2008      1.199          1.047            3,471
                                                       2007      1.149          1.199            5,365
                                                       2006      1.114          1.149            6,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.898          0.843          187,899
                                                       2010      0.784          0.898          187,915
                                                       2009      0.677          0.784          195,566
                                                       2008      1.087          0.677          204,163
                                                       2007      1.072          1.087          204,178
                                                       2006      1.001          1.072           66,808

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.968          0.862          135,334
                                                       2010      0.825          0.968          152,990
                                                       2009      0.667          0.825          153,164
                                                       2008      0.972          0.667          250,493
                                                       2007      1.025          0.972          262,541
                                                       2006      1.003          1.025          292,254

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.344          1.274            3,224
                                                       2010      1.193          1.344            3,229
                                                       2009      0.817          1.193            3,234
                                                       2008      1.540          0.817            3,240
                                                       2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.162          1.210           61,206
                                                       2010      1.098          1.162           29,856
                                                       2009      1.027          1.098           69,444
                                                       2008      1.089          1.027          191,299
                                                       2007      1.049          1.089          198,449
                                                       2006      1.015          1.049          205,183

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.115          0.993               --
                                                       2010      0.951          1.115               --
                                                       2009      0.758          0.951               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.997          0.976            7,952
                                                       2010      1.012          0.997          157,931

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.733          0.723               --
                                                       2008      1.253          0.733               --
                                                       2007      1.282          1.253               --
                                                       2006      1.252          1.282               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.208          1.064            5,330

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.709          0.738               --
                                                       2008      1.313          0.709               --
                                                       2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.079          0.989               --
                                                       2010      0.964          1.079            5,854
                                                       2009      0.809          0.964               --
                                                       2008      1.356          0.809               --
                                                       2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.338          1.316           25,165
                                                       2010      1.225          1.338           25,165
                                                       2009      0.895          1.225           25,165
                                                       2008      1.355          0.895           25,165

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.905          0.978               --
                                                       2010      0.799          0.905               --
                                                       2009      0.621          0.799               --
                                                       2008      1.067          0.621               --
                                                       2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.140          1.151               --
                                                       2010      1.059          1.140               --
                                                       2009      0.898          1.059               --
                                                       2008      1.072          0.898               --
                                                       2007      1.038          1.072            9,515
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.085          1.072               --
                                                       2010      0.994          1.085               --
                                                       2009      0.822          0.994               --
                                                       2008      1.071          0.822               --
                                                       2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.025          0.989               --
                                                       2010      0.926          1.025               --
                                                       2009      0.748          0.926               --
                                                       2008      1.072          0.748               --
                                                       2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.964          0.907               --
                                                       2010      0.859          0.964               --
                                                       2009      0.680          0.859               --
                                                       2008      1.072          0.680               --
                                                       2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.210          1.203               --
                                                       2010      1.080          1.210               --
                                                       2009      0.882          1.080               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.251          1.251           65,377
                                                       2010      1.164          1.251           65,382
                                                       2009      1.006          1.164           65,388
                                                       2008      1.323          1.006           65,394
                                                       2007      1.299          1.323           69,849
                                                       2006      1.220          1.299           69,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.235          1.219               --
                                                       2010      1.133          1.235               --
                                                       2009      0.959          1.133               --
                                                       2008      1.453          0.959               --
                                                       2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.981          0.879               --
                                                       2010      0.865          0.981               --
                                                       2009      0.633          0.865               --
                                                       2008      1.088          0.633               --
                                                       2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.030          0.994               --
                                                       2010      0.902          1.030               --
                                                       2009      0.645          0.902               --
                                                       2008      1.136          0.645               --
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.248          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.203               --
                                                       2008      1.138          1.167            6,534
                                                       2007      1.070          1.138            7,973
                                                       2006      1.053          1.070            9,240
                                                       2005      1.051          1.053            9,400
                                                       2004      1.024          1.051            6,562
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.026          1.015               --
                                                       2005      1.035          1.026          207,895
                                                       2004      1.029          1.035           41,357
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.209          1.252               --
                                                       2005      1.146          1.209               --
                                                       2004      1.128          1.146               --
                                                       2003      1.000          1.128               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.517          1.445                 --
                                                       2007      1.327          1.517            487,221
                                                       2006      1.319          1.327            614,293
                                                       2005      1.250          1.319            656,379
                                                       2004      1.195          1.250            610,988
                                                       2003      0.959          1.195            511,435
                                                       2002      1.000          0.959                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          2,207,542
                                                       2004      1.241          1.349          1,908,078
                                                       2003      0.960          1.241          1,179,327
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.951          1.738          3,623,489
                                                       2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.647          1.541         10,103,779
                                                       2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.380          1.325         11,105,881
                                                       2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.713          1.630          2,712,161
                                                       2010      1.496          1.713          3,270,258
                                                       2009      1.128          1.496          4,834,284
                                                       2008      2.010          1.128          6,046,378
                                                       2007      1.749          2.010          7,693,955
                                                       2006      1.603          1.749          9,020,390
                                                       2005      1.403          1.603          9,170,674
                                                       2004      1.244          1.403          5,398,363
                                                       2003      0.991          1.244          2,658,742
                                                       2002      1.000          0.991                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.357          2.054          2,481,940
                                                       2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.213          1.214          2,051,423
                                                       2010      1.101          1.213          2,333,646
                                                       2009      0.830          1.101          2,671,387
                                                       2008      1.207          0.830          3,281,125
                                                       2007      1.190          1.207          3,749,596
                                                       2006      1.030          1.190          2,737,922
                                                       2005      1.000          1.030          1,009,443

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.652          1.538            930,887
                                                       2010      1.324          1.652          1,350,625
                                                       2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      0.969          1.300          2,343,085
                                                       2002      1.000          0.969                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.771          1.547          2,765,424
                                                       2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.096          2.016            122,550
                                                       2010      1.708          2.096            188,323
                                                       2009      1.209          1.708            252,749
                                                       2008      2.203          1.209            328,215
                                                       2007      1.851          2.203            343,923
                                                       2006      1.671          1.851            328,486
                                                       2005      1.525          1.671            397,701
                                                       2004      1.295          1.525            319,453
                                                       2003      0.983          1.295            219,841
                                                       2002      1.000          0.983                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            563,380
                                                       2005      1.268          1.318            480,171
                                                       2004      1.260          1.268            448,712
                                                       2003      0.960          1.260            359,025
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.089          1.151                 --
                                                       2009      0.922          1.089          5,348,496
                                                       2008      1.606          0.922          6,163,610
                                                       2007      1.566          1.606          8,736,918
                                                       2006      1.390          1.566         10,546,462
                                                       2005      1.335          1.390         11,577,357
                                                       2004      1.238          1.335          8,533,561
                                                       2003      0.962          1.238          2,738,011
                                                       2002      1.000          0.962                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.452          1.454          4,914,155
                                                       2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.561          1.549         16,790,158
                                                       2006      1.467          1.561         21,236,684
                                                       2005      1.344          1.467         25,412,629
                                                       2004      1.250          1.344         22,751,474
                                                       2003      0.951          1.250         11,494,472
                                                       2002      1.000          0.951                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.395          1.400          4,165,951
                                                       2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.448          1.535          7,070,990
                                                       2006      1.290          1.448          8,820,264
                                                       2005      1.265          1.290         10,510,932
                                                       2004      1.190          1.265          9,600,984
                                                       2003      0.977          1.190          5,322,604
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.995          0.972                 --
                                                       2008      1.443          0.995          2,930,315
                                                       2007      1.447          1.443          4,439,814

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.264          1.332                 --
                                                       2010      1.147          1.264         19,437,907
                                                       2009      0.836          1.147         23,651,308
                                                       2008      1.479          0.836         27,785,327
                                                       2007      1.485          1.479         41,111,069
                                                       2006      1.337          1.485         51,864,816
                                                       2005      1.299          1.337         65,845,300
                                                       2004      1.245          1.299         61,022,190
                                                       2003      0.969          1.245         30,761,271
                                                       2002      1.000          0.969                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.255          1.361                 --
                                                       2010      1.147          1.255            623,038
                                                       2009      0.961          1.147            772,262
                                                       2008      1.376          0.961            897,124
                                                       2007      1.323          1.376          1,242,260
                                                       2006      1.147          1.323          1,416,387
                                                       2005      1.175          1.147          1,622,405
                                                       2004      1.163          1.175          1,589,909
                                                       2003      0.963          1.163            975,740
                                                       2002      1.000          0.963                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.356          1.328            439,179

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.137          1.197         13,558,339
                                                       2010      1.037          1.137         16,066,754
                                                       2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.320          1.360         31,555,909
                                                       2006      1.222          1.320         40,017,095
                                                       2005      1.199          1.222         53,081,546
                                                       2004      1.168          1.199         49,565,817
                                                       2003      0.979          1.168         24,217,295
                                                       2002      1.000          0.979                 --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.435          1.316          4,586,735
                                                       2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.621          1.605         14,736,423
                                                       2006      1.419          1.621         14,682,258
                                                       2005      1.385          1.419         17,117,375
                                                       2004      1.309          1.385         16,184,891
                                                       2003      0.966          1.309          7,989,991
                                                       2002      1.000          0.966                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.330          1.292          1,735,140
                                                       2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.409          1.451          5,938,566
                                                       2006      1.378          1.409          7,587,073
                                                       2005      1.339          1.378          9,104,409
                                                       2004      1.365          1.339          9,771,190
                                                       2003      0.946          1.365          7,010,022
                                                       2002      1.000          0.946                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.343          1.378            757,147
                                                       2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.680          1.578            868,705
                                                       2010      1.402          1.680          1,008,027
                                                       2009      1.054          1.402          1,385,852
                                                       2008      1.666          1.054          1,545,985
                                                       2007      1.591          1.666          2,889,218
                                                       2006      1.417          1.591          3,774,438
                                                       2005      1.338          1.417          4,280,078
                                                       2004      1.239          1.338          4,060,031
                                                       2003      0.977          1.239          2,093,102
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.914          1.898            646,866
                                                       2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          5,710,696
                                                       2005      1.266          1.282          7,098,282
                                                       2004      1.213          1.266          5,749,368
                                                       2003      0.961          1.213          2,581,176
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.940          0.927              8,092
                                                       2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.275          1.298                 --
                                                       2010      1.169          1.275          1,728,498
                                                       2009      1.002          1.169          2,068,882
                                                       2008      1.187          1.002          2,786,947
                                                       2007      1.190          1.187          4,089,523
                                                       2006      1.155          1.190          4,885,021
                                                       2005      1.152          1.155          6,531,392
                                                       2004      1.103          1.152          6,205,290
                                                       2003      1.010          1.103          3,210,667
                                                       2002      1.000          1.010                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.768          1.770          2,121,384
                                                       2010      1.550          1.768          2,766,254
                                                       2009      0.991          1.550          3,429,824
                                                       2008      1.448          0.991          4,401,834
                                                       2007      1.476          1.448          6,593,186
                                                       2006      1.361          1.476          8,814,668
                                                       2005      1.356          1.361         11,436,070
                                                       2004      1.256          1.356         11,781,817
                                                       2003      1.007          1.256          8,240,112
                                                       2002      1.000          1.007                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.006          0.999                 --
                                                       2009      1.027          1.006          5,645,192
                                                       2008      1.023          1.027         11,010,605
                                                       2007      0.998          1.023         10,346,986
                                                       2006      0.975          0.998          7,327,426
                                                       2005      0.970          0.975          7,484,727
                                                       2004      0.984          0.970          6,463,205
                                                       2003      0.999          0.984          2,711,497
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731          1,107,608
                                                       2005      1.529          1.568          2,374,979
                                                       2004      1.353          1.529          1,792,455
                                                       2003      0.974          1.353          2,095,200
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.309          1.282            195,760
                                                       2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.869          0.804          1,058,335
                                                       2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.403          1.233            272,080
                                                       2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.869          1.572          1,238,865
                                                       2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.338          1.297             87,293
                                                       2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.753          1.589            508,715
                                                       2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.061          0.983            226,710
                                                       2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.954          0.898          2,718,048
                                                       2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.203          1.095          3,171,350
                                                       2010      1.155          1.203          4,449,073

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.973          0.829            140,448

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.857          2.271          1,039,074
                                                       2010      2.363          2.857          1,472,884
                                                       2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.725          1.506            384,445
                                                       2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.311          1.429          3,162,840
                                                       2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.432          1.445         10,320,334
                                                       2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.433          1.338            350,564
                                                       2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.491          1.511          1,247,275
                                                       2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.896          0.841          5,377,850
                                                       2010      0.783          0.896          6,978,777
                                                       2009      0.676          0.783          9,621,977
                                                       2008      1.086          0.676         11,726,875
                                                       2007      1.071          1.086         16,684,897
                                                       2006      1.001          1.071         14,753,011

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.966          0.860          2,770,009
                                                       2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.545          1.463            448,847
                                                       2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.210          1.259          2,424,865
                                                       2010      1.144          1.210          3,075,440
                                                       2009      1.071          1.144          3,922,320
                                                       2008      1.136          1.071          4,616,814
                                                       2007      1.095          1.136          6,672,228
                                                       2006      1.059          1.095          7,917,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.166          1.038          1,097,516
                                                       2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.984          0.962          4,198,936
                                                       2010      0.999          0.984          4,094,266

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.347          1.315            207,446
                                                       2006      1.316          1.347            242,061

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.329          1.170         14,594,875

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.167          1.070          1,651,404
                                                       2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.429          1.404            229,296
                                                       2010      1.309          1.429            278,494
                                                       2009      0.956          1.309            288,838
                                                       2008      1.448          0.956            305,227

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.902          0.976                 --
                                                       2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.137          1.148          1,290,673
                                                       2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.082          1.069            607,283
                                                       2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.023          0.987          3,019,882
                                                       2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.962          0.905            537,056
                                                       2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.289          1.281          1,855,823
                                                       2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.299          1.298          7,077,571
                                                       2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.231          1.214            568,837
                                                       2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.979          0.877          2,019,294
                                                       2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.028          0.992            255,882
                                                       2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.298          1.311          1,442,366

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Managed Income Subaccount (11/99)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          9,094,874
                                                       2004      1.075          1.081          8,818,009
                                                       2003      1.014          1.075          4,434,743
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            357,834
                                                       2004      1.186          1.205            224,885
                                                       2003      0.966          1.186            258,633
                                                       2002      1.000          0.966                 --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.233          1.174               --
                                                       2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.348          1.200               --
                                                       2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.169          1.094           11,675
                                                       2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.018          0.977               --
                                                       2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.206          1.147               --
                                                       2010      1.054          1.206               --
                                                       2009      0.795          1.054               --
                                                       2008      1.417          0.795               --
                                                       2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.426          1.243               --
                                                       2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.209          1.210           12,572
                                                       2010      1.098          1.209           12,572
                                                       2009      0.829          1.098           12,572
                                                       2008      1.206          0.829           12,572
                                                       2007      1.189          1.206           12,572
                                                       2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.193          1.110               --
                                                       2010      0.957          1.193               --
                                                       2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.185          1.035               --
                                                       2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.380          1.326               --
                                                       2010      1.125          1.380               --
                                                       2009      0.797          1.125               --
                                                       2008      1.453          0.797               --
                                                       2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.823          0.869               --
                                                       2009      0.697          0.823          303,869
                                                       2008      1.215          0.697          303,869
                                                       2007      1.185          1.215          303,869
                                                       2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.092          1.094               --
                                                       2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.092          1.095               --
                                                       2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.789          0.770               --
                                                       2008      1.144          0.789               --
                                                       2007      1.147          1.144               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      0.983          1.036               --
                                                       2010      0.893          0.983               --
                                                       2009      0.651          0.893               --
                                                       2008      1.152          0.651               --
                                                       2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.068          1.158               --
                                                       2010      0.976          1.068               --
                                                       2009      0.819          0.976               --
                                                       2008      1.173          0.819               --
                                                       2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.154          1.129               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.954          1.004          459,689
                                                       2010      0.871          0.954          459,689
                                                       2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.110          1.143          459,689
                                                       2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.047          0.960               --
                                                       2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.015          0.985               --
                                                       2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.004          1.030               --
                                                       2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.263          1.186               --
                                                       2010      1.055          1.263               --
                                                       2009      0.794          1.055               --
                                                       2008      1.255          0.794               --
                                                       2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.258          1.247               --
                                                       2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.951          0.937               --
                                                       2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.095          1.114               --
                                                       2010      1.005          1.095               --
                                                       2009      0.862          1.005               --
                                                       2008      1.021          0.862               --
                                                       2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.291          1.292               --
                                                       2010      1.133          1.291               --
                                                       2009      0.725          1.133               --
                                                       2008      1.059          0.725               --
                                                       2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.035          1.027               --
                                                       2009      1.057          1.035               --
                                                       2008      1.054          1.057          155,624
                                                       2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.993          0.972               --
                                                       2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.866          0.802               --
                                                       2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.399          1.229               --
                                                       2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.304          1.096               --
                                                       2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.334          1.293               --
                                                       2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.276          1.155               --
                                                       2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.058          0.980               --
                                                       2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.952          0.896               --
                                                       2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.908          0.827          303,869
                                                       2010      0.872          0.908          303,869

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.970          0.826               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      1.573          1.249               --
                                                       2010      1.301          1.573               --
                                                       2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.210          1.056               --
                                                       2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.168          1.273               --
                                                       2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.335          1.347           25,949
                                                       2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.094          1.021               --
                                                       2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.354          1.371               --
                                                       2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.893          0.838           14,114
                                                       2010      0.781          0.893           14,114
                                                       2009      0.675          0.781           14,114
                                                       2008      1.085          0.675           14,114
                                                       2007      1.071          1.085           28,212
                                                       2006      1.001          1.071           28,212

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.964          0.857               --
                                                       2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.097          1.039               --
                                                       2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.112          1.157               --
                                                       2010      1.052          1.112               --
                                                       2009      0.985          1.052               --
                                                       2008      1.045          0.985               --
                                                       2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.958          0.852               --
                                                       2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.012          0.989               --
                                                       2010      1.027          1.012               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.033          0.910               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.887          0.813               --
                                                       2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.159          1.139               --
                                                       2010      1.062          1.159               --
                                                       2009      0.777          1.062               --
                                                       2008      1.177          0.777               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.900          0.973               --
                                                       2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.135          1.145               --
                                                       2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.080          1.066               --
                                                       2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.021          0.984               --
                                                       2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.959          0.902               --
                                                       2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.994          0.987               --
                                                       2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.060          1.059               --
                                                       2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.093          1.078               --
                                                       2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.977          0.874               --
                                                       2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.026          0.989               --
                                                       2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.115          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.410          1.342                --
                                                       2007      1.234          1.410             3,613
                                                       2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295                --
                                                       2005      1.215          1.242           127,117
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.765          1.571         1,033,379
                                                       2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.461          1.366         2,762,004
                                                       2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.248          1.197         2,852,395
                                                       2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.558          1.482         1,504,319
                                                       2010      1.362          1.558         2,157,808
                                                       2009      1.028          1.362         2,700,830
                                                       2008      1.834          1.028         3,192,632
                                                       2007      1.598          1.834         3,322,160
                                                       2006      1.466          1.598         3,427,431
                                                       2005      1.284          1.466         1,869,913
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.101          1.830           682,793
                                                       2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.206          1.206         1,470,614
                                                       2010      1.096          1.206         2,593,052
                                                       2009      0.827          1.096         3,073,781
                                                       2008      1.204          0.827         3,196,568
                                                       2007      1.188          1.204         3,626,465
                                                       2006      1.029          1.188         3,148,283
                                                       2005      1.000          1.029         1,585,229

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.504          1.398            58,001
                                                       2010      1.206          1.504            86,546
                                                       2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.615          1.410           811,387
                                                       2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.833          1.761            27,009
                                                       2010      1.495          1.833            27,009
                                                       2009      1.060          1.495            27,009
                                                       2008      1.933          1.060            29,840
                                                       2007      1.626          1.933           225,164
                                                       2006      1.469          1.626            21,008
                                                       2005      1.342          1.469            18,602
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.258          1.336                --
                                                       2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.996          1.052                --
                                                       2009      0.844          0.996         1,427,167
                                                       2008      1.472          0.844         2,085,103
                                                       2007      1.436          1.472         2,808,938
                                                       2006      1.276          1.436         2,957,662
                                                       2005      1.226          1.276         1,546,258
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.308          1.309           752,119
                                                       2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.412          1.400         2,144,900
                                                       2006      1.329          1.412         2,177,509
                                                       2005      1.219          1.329         1,495,208
                                                       2004      1.135          1.219           135,046
                                                       2003      1.000          1.135                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.302          1.305           652,893
                                                       2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.358          1.438         1,055,670
                                                       2006      1.211          1.358         1,117,601
                                                       2005      1.188          1.211         1,040,580
                                                       2004      1.118          1.188           109,070
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.916          0.894                --
                                                       2008      1.329          0.916           319,764
                                                       2007      1.333          1.329           545,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.136          1.197                --
                                                       2010      1.032          1.136         1,816,628
                                                       2009      0.753          1.032         2,392,519
                                                       2008      1.333          0.753         2,666,555
                                                       2007      1.340          1.333         3,529,037
                                                       2006      1.208          1.340         3,639,218
                                                       2005      1.174          1.208         2,609,873
                                                       2004      1.128          1.174            66,010
                                                       2003      1.000          1.128                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.179          1.278                --
                                                       2010      1.079          1.179             9,167
                                                       2009      0.905          1.079            11,666
                                                       2008      1.297          0.905            22,550
                                                       2007      1.248          1.297            74,726
                                                       2006      1.083          1.248            75,667
                                                       2005      1.111          1.083            93,532
                                                       2004      1.100          1.111            18,420
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.274          1.246               785

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.052          1.107         1,543,254
                                                       2010      0.960          1.052         3,186,476
                                                       2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.227          1.262         5,904,017
                                                       2006      1.136          1.227         6,911,210
                                                       2005      1.116          1.136         4,861,747
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.271          1.164           357,667
                                                       2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.441          1.425           918,544
                                                       2006      1.263          1.441           840,698
                                                       2005      1.234          1.263           687,139
                                                       2004      1.167          1.234            78,545
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.129          1.096           145,486
                                                       2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.202          1.236           482,503
                                                       2006      1.176          1.202           540,044
                                                       2005      1.144          1.176           474,812
                                                       2004      1.167          1.144            17,873
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.232          1.263           159,419
                                                       2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.558          1.462           184,538
                                                       2010      1.301          1.558           242,497
                                                       2009      0.980          1.301           416,392
                                                       2008      1.550          0.980           539,165
                                                       2007      1.481          1.550           587,815
                                                       2006      1.321          1.481           622,298
                                                       2005      1.248          1.321           716,785
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.663          1.647            50,434
                                                       2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313                --
                                                       2006      1.182          1.297           623,134
                                                       2005      1.169          1.182           551,799
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.934          0.920                --
                                                       2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.212          1.233                --
                                                       2010      1.113          1.212            34,356
                                                       2009      0.955          1.113            45,072
                                                       2008      1.131          0.955            53,607
                                                       2007      1.136          1.131            69,170
                                                       2006      1.103          1.136            69,487
                                                       2005      1.101          1.103            96,787
                                                       2004      1.056          1.101            22,686
                                                       2003      1.000          1.056                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.538          1.538           623,093
                                                       2010      1.350          1.538           837,410
                                                       2009      0.864          1.350         1,027,347
                                                       2008      1.263          0.864         1,407,255
                                                       2007      1.290          1.263         1,501,251
                                                       2006      1.190          1.290         1,597,304
                                                       2005      1.187          1.190         1,059,905
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.010          1.002                --
                                                       2009      1.031          1.010         1,223,655
                                                       2008      1.029          1.031         2,560,810
                                                       2007      1.004          1.029         1,322,232
                                                       2006      0.983          1.004           845,554
                                                       2005      0.978          0.983            62,290
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.574          1.675                --
                                                       2006      1.427          1.574           117,303
                                                       2005      1.393          1.427           103,410
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.227          1.201             8,306
                                                       2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.864          0.800           355,554
                                                       2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.395          1.225           100,424
                                                       2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.706          1.434            62,893
                                                       2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.330          1.288            21,903
                                                       2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.683          1.524           214,115
                                                       2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.055          0.977           116,844
                                                       2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.950          0.893           700,021
                                                       2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.099          1.000           773,227
                                                       2010      1.056          1.099         1,022,002

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.968          0.824            60,759

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.486          1.974           708,083
                                                       2010      2.058          2.486           958,219
                                                       2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.410             6,381
                                                       2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.305          1.422           792,067
                                                       2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.401          1.412         2,054,992
                                                       2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.324          1.235           127,106
                                                       2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.481          1.499           764,885
                                                       2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.891          0.836         1,548,514
                                                       2010      0.780          0.891         1,990,849
                                                       2009      0.674          0.780         2,495,892
                                                       2008      1.084          0.674         2,929,009
                                                       2007      1.070          1.084         3,309,548
                                                       2006      1.001          1.070         2,861,770

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.961          0.855           854,404
                                                       2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.329          1.258            22,955
                                                       2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.149          1.195           512,902
                                                       2010      1.088          1.149           621,993
                                                       2009      1.019          1.088           671,588
                                                       2008      1.082          1.019           788,769
                                                       2007      1.043          1.082           931,682
                                                       2006      1.010          1.043           934,982

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.103          0.981           143,263
                                                       2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.986          0.963         2,375,329
                                                       2010      1.002          0.986           823,308

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.276          1.245            19,718
                                                       2006      1.247          1.276            19,469

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.194          1.051         1,536,354

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.067          0.977           320,199
                                                       2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.323          1.299                --
                                                       2010      1.214          1.323                --
                                                       2009      0.888          1.214             3,898
                                                       2008      1.345          0.888             3,344

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.898          0.971                --
                                                       2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.132          1.142           188,948
                                                       2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.077          1.063           266,890
                                                       2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.018          0.981           444,428
                                                       2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.957          0.900           182,075
                                                       2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.197          1.188           415,799
                                                       2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.238          1.236           932,779
                                                       2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.223          1.205           173,426
                                                       2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.974          0.872           904,811
                                                       2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.023          0.986             9,648
                                                       2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.234          1.244            24,692

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           772,350
                                                       2004      1.028          1.033            77,717
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,358
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.407          1.339                --
                                                       2007      1.232          1.407            13,200
                                                       2006      1.227          1.232            12,718
                                                       2005      1.164          1.227            13,045
                                                       2004      1.114          1.164             8,789
                                                       2003      1.000          1.114               229

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293                --
                                                       2005      1.215          1.240            40,440
                                                       2004      1.119          1.215            35,600
                                                       2003      1.000          1.119             2,538

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256                --
                                                       2005      1.155          1.295            64,325
                                                       2004      1.092          1.155            64,332
                                                       2003      1.000          1.092            54,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.759          1.565            68,394
                                                       2010      1.612          1.759            71,524
                                                       2009      1.160          1.612           103,901
                                                       2008      1.929          1.160           124,938
                                                       2007      1.721          1.929           127,649
                                                       2006      1.464          1.721           153,891
                                                       2005      1.314          1.464           130,702
                                                       2004      1.186          1.314           104,100
                                                       2003      1.000          1.186            42,498

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.456          1.360           248,316
                                                       2010      1.256          1.456           270,479
                                                       2009      0.923          1.256           422,155
                                                       2008      1.687          0.923           434,684
                                                       2007      1.539          1.687           490,193
                                                       2006      1.430          1.539           562,438
                                                       2005      1.260          1.430           515,454
                                                       2004      1.148          1.260           480,906
                                                       2003      1.000          1.148            77,164

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.244          1.192           331,954
                                                       2010      1.143          1.244           376,714
                                                       2009      0.892          1.143           393,448
                                                       2008      1.471          0.892           591,752
                                                       2007      1.434          1.471           643,623
                                                       2006      1.275          1.434           786,871
                                                       2005      1.234          1.275           830,800
                                                       2004      1.145          1.234           718,825
                                                       2003      1.000          1.145           266,304

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.540          1.519                --
                                                       2005      1.334          1.540                --
                                                       2004      1.143          1.334                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.532          1.984                --
                                                       2005      1.464          1.532             1,439
                                                       2004      1.142          1.464                --
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287            12,342
                                                       2004      1.073          1.197             4,134
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284            31,033
                                                       2004      1.066          1.195            32,246
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.552          1.475            16,439
                                                       2010      1.357          1.552            16,723
                                                       2009      1.025          1.357            16,725
                                                       2008      1.830          1.025            13,425
                                                       2007      1.595          1.830            13,427
                                                       2006      1.464          1.595            13,430
                                                       2005      1.283          1.464            24,211
                                                       2004      1.139          1.283            12,533
                                                       2003      1.000          1.139            12,030

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.093          1.822             3,780
                                                       2010      1.668          2.093            12,104
                                                       2009      1.222          1.668            12,105
                                                       2008      2.073          1.222            15,579
                                                       2007      1.841          2.073            15,763
                                                       2006      1.678          1.841            30,175
                                                       2005      1.456          1.678            30,180
                                                       2004      1.196          1.456            28,742
                                                       2003      1.000          1.196            14,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.203          1.202                --
                                                       2010      1.093          1.203           122,574
                                                       2009      0.826          1.093                --
                                                       2008      1.203          0.826                --
                                                       2007      1.187          1.203             1,728
                                                       2006      1.028          1.187                --
                                                       2005      1.000          1.028                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.498          1.392            17,831
                                                       2010      1.202          1.498            19,586
                                                       2009      0.858          1.202            12,965
                                                       2008      1.528          0.858            17,420
                                                       2007      1.407          1.528            21,464
                                                       2006      1.326          1.407            36,304
                                                       2005      1.296          1.326            40,749
                                                       2004      1.191          1.296            40,760
                                                       2003      1.000          1.191            32,847

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531                --
                                                       2005      1.227          1.325            37,224
                                                       2004      1.116          1.227            16,357
                                                       2003      1.000          1.116             2,701

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.004          2.726                --
                                                       2007      2.389          3.004            16,435
                                                       2006      1.911          2.389            14,302
                                                       2005      1.536          1.911            11,241
                                                       2004      1.261          1.536            11,240
                                                       2003      1.000          1.261             9,470

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.610          1.404           107,489
                                                       2010      1.521          1.610           122,552
                                                       2009      1.137          1.521           127,513
                                                       2008      1.953          1.137           126,714
                                                       2007      1.733          1.953           211,660
                                                       2006      1.461          1.733           214,591
                                                       2005      1.359          1.461           224,692
                                                       2004      1.174          1.359           207,787
                                                       2003      1.000          1.174            90,643

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.396          1.661                --
                                                       2005      1.314          1.396                --
                                                       2004      1.160          1.314                --
                                                       2003      1.000          1.160                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.827          1.754                --
                                                       2010      1.491          1.827                --
                                                       2009      1.057          1.491                --
                                                       2008      1.929          1.057                --
                                                       2007      1.623          1.929                --
                                                       2006      1.467          1.623                --
                                                       2005      1.341          1.467                --
                                                       2004      1.140          1.341                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487                --
                                                       2005      1.314          1.334             1,669
                                                       2004      1.172          1.314                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334                --
                                                       2006      1.199          1.256                --
                                                       2005      1.155          1.199                --
                                                       2004      1.150          1.155                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.993          1.049                --
                                                       2009      0.841          0.993            55,240
                                                       2008      1.469          0.841            73,145
                                                       2007      1.434          1.469           873,636
                                                       2006      1.275          1.434           877,770
                                                       2005      1.226          1.275           999,594
                                                       2004      1.139          1.226           887,498
                                                       2003      1.000          1.139            86,060

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.303          1.304            88,765
                                                       2010      1.068          1.303           103,473
                                                       2009      0.813          1.068           107,849
                                                       2008      1.397          0.813           118,038
                                                       2007      1.410          1.397           120,253
                                                       2006      1.327          1.410           192,389
                                                       2005      1.218          1.327           199,983
                                                       2004      1.134          1.218           161,470
                                                       2003      1.000          1.134           115,226

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.298          1.300            28,435
                                                       2010      1.180          1.298            42,446
                                                       2009      0.990          1.180            71,910
                                                       2008      1.434          0.990            37,127
                                                       2007      1.355          1.434            39,632
                                                       2006      1.209          1.355           110,612
                                                       2005      1.188          1.209           114,565
                                                       2004      1.118          1.188           115,192
                                                       2003      1.000          1.118            34,635

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.913          0.892                --
                                                       2008      1.326          0.913            66,457
                                                       2007      1.330          1.326           108,788

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.132          1.192                --
                                                       2010      1.029          1.132           235,159
                                                       2009      0.751          1.029           370,373
                                                       2008      1.330          0.751           425,348
                                                       2007      1.338          1.330           730,771
                                                       2006      1.206          1.338         1,116,980
                                                       2005      1.174          1.206         1,470,976
                                                       2004      1.127          1.174         1,298,547
                                                       2003      1.000          1.127           275,157

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.175          1.273                --
                                                       2010      1.076          1.175            31,705
                                                       2009      0.902          1.076            31,705
                                                       2008      1.294          0.902            31,705
                                                       2007      1.246          1.294            31,705
                                                       2006      1.082          1.246            32,957
                                                       2005      1.110          1.082            29,088
                                                       2004      1.100          1.110             9,295
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.269          1.241            31,135

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.048          1.102           305,375
                                                       2010      0.957          1.048           364,260
                                                       2009      0.800          0.957           370,399
                                                       2008      1.259          0.800           551,254
                                                       2007      1.224          1.259         1,084,370
                                                       2006      1.135          1.224         1,437,103
                                                       2005      1.115          1.135         1,521,832
                                                       2004      1.088          1.115         1,232,850
                                                       2003      1.000          1.088           159,079

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.266          1.159            34,227
                                                       2010      1.112          1.266            39,468
                                                       2009      0.881          1.112            41,648
                                                       2008      1.422          0.881            51,716
                                                       2007      1.439          1.422            63,019
                                                       2006      1.262          1.439            83,533
                                                       2005      1.233          1.262            84,433
                                                       2004      1.167          1.233            83,515
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.125          1.092            78,750
                                                       2010      1.049          1.125            82,142
                                                       2009      0.755          1.049            84,629
                                                       2008      1.233          0.755            87,496
                                                       2007      1.200          1.233            87,628
                                                       2006      1.175          1.200           137,096
                                                       2005      1.144          1.175           137,228
                                                       2004      1.167          1.144           136,554
                                                       2003      1.000          1.167            78,921

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.227          1.258            30,131
                                                       2010      1.149          1.227            32,564
                                                       2009      0.945          1.149            11,756
                                                       2008      1.504          0.945            11,756
                                                       2007      1.482          1.504            28,027
                                                       2006      1.284          1.482            28,027
                                                       2005      1.234          1.284            28,027
                                                       2004      1.146          1.234            28,027
                                                       2003      1.000          1.146            18,100

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.552          1.456             4,781
                                                       2010      1.297          1.552             5,103
                                                       2009      0.977          1.297             5,447
                                                       2008      1.546          0.977            14,160
                                                       2007      1.478          1.546            19,158
                                                       2006      1.319          1.478            24,312
                                                       2005      1.247          1.319            30,525
                                                       2004      1.157          1.247            24,204
                                                       2003      1.000          1.157             4,542

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.657          1.640            11,590
                                                       2010      1.356          1.657            17,136
                                                       2009      0.973          1.356            19,922
                                                       2008      1.681          0.973            27,882
                                                       2007      1.565          1.681            27,535
                                                       2006      1.421          1.565            22,532
                                                       2005      1.388          1.421            23,037
                                                       2004      1.235          1.388            19,666
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.868          0.843                --
                                                       2008      1.423          0.868            43,429
                                                       2007      1.389          1.423            54,393
                                                       2006      1.236          1.389            54,396
                                                       2005      1.214          1.236            91,902
                                                       2004      1.128          1.214            87,604
                                                       2003      1.000          1.128                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.295          1.310                --
                                                       2006      1.181          1.295           110,586
                                                       2005      1.168          1.181           111,705
                                                       2004      1.121          1.168           113,543
                                                       2003      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.930          0.916                --
                                                       2010      0.872          0.930           150,337
                                                       2009      0.761          0.872                --
                                                       2008      0.989          0.761                --
                                                       2007      1.000          0.989                --
                                                       2006      0.983          1.000             2,300
                                                       2005      0.984          0.983             2,304
                                                       2004      0.996          0.984             2,307
                                                       2003      1.000          0.996                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.208          1.228                --
                                                       2010      1.109          1.208             7,972
                                                       2009      0.952          1.109             7,972
                                                       2008      1.129          0.952            28,078
                                                       2007      1.134          1.129            51,836
                                                       2006      1.102          1.134            51,497
                                                       2005      1.100          1.102            59,706
                                                       2004      1.056          1.100            40,885
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.532          1.532             5,333
                                                       2010      1.345          1.532             5,341
                                                       2009      0.862          1.345            22,746
                                                       2008      1.261          0.862            48,018
                                                       2007      1.287          1.261            60,238
                                                       2006      1.188          1.287            62,294
                                                       2005      1.186          1.188            75,058
                                                       2004      1.100          1.186            96,288
                                                       2003      1.000          1.100            10,679

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.006          0.999                --
                                                       2009      1.029          1.006           234,736
                                                       2008      1.027          1.029           177,645
                                                       2007      1.003          1.027           338,801
                                                       2006      0.981          1.003            43,488
                                                       2005      0.978          0.981            37,664
                                                       2004      0.993          0.978            13,129
                                                       2003      1.000          0.993           355,494

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672                --
                                                       2006      1.425          1.571             4,756
                                                       2005      1.392          1.425                --
                                                       2004      1.233          1.392                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515                --
                                                       2006      1.255          1.447             2,477
                                                       2005      1.236          1.255             2,482
                                                       2004      1.168          1.236             2,131
                                                       2003      1.000          1.168             1,623

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499                --
                                                       2006      1.263          1.446           183,341
                                                       2005      1.253          1.263           184,555
                                                       2004      1.139          1.253           181,000
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779                --
                                                       2006      1.477          1.619            99,294
                                                       2005      1.398          1.477            73,957
                                                       2004      1.154          1.398            55,550
                                                       2003      1.000          1.154            22,683

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571                --
                                                       2006      1.426          1.502                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.222          1.196                --
                                                       2010      1.112          1.222                --
                                                       2009      0.956          1.112                --
                                                       2008      1.561          0.956                --
                                                       2007      1.558          1.561                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.862          0.798             2,357
                                                       2010      0.760          0.862            61,062
                                                       2009      0.576          0.760             2,361
                                                       2008      1.009          0.576             2,364
                                                       2007      1.214          1.009             2,366
                                                       2006      1.003          1.214             2,368

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.391          1.221                --
                                                       2010      1.192          1.391                --
                                                       2009      0.946          1.192                --
                                                       2008      1.296          0.946                --
                                                       2007      1.341          1.296                --
                                                       2006      1.264          1.341                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.700          1.428             1,689
                                                       2010      1.493          1.700             6,945
                                                       2009      0.983          1.493             6,955
                                                       2008      1.699          0.983            75,872
                                                       2007      1.756          1.699           175,528
                                                       2006      1.602          1.756           197,528

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.326          1.284                --
                                                       2010      1.074          1.326                --
                                                       2009      0.820          1.074                --
                                                       2008      1.368          0.820                --
                                                       2007      1.258          1.368             1,579
                                                       2006      1.274          1.258                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.677          1.517                --
                                                       2010      1.566          1.677            31,569
                                                       2009      1.120          1.566                --
                                                       2008      1.973          1.120                --
                                                       2007      1.549          1.973                --
                                                       2006      1.519          1.549                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.052          0.973                --
                                                       2010      0.877          1.052                --
                                                       2009      0.657          0.877                --
                                                       2008      1.046          0.657                --
                                                       2008      1.091          1.046                --
                                                       2007      1.238          1.091                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.947          0.891            94,865
                                                       2010      0.773          0.947           107,614
                                                       2009      0.626          0.773           113,737
                                                       2008      1.047          0.626           113,775
                                                       2007      1.066          1.047           116,793
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.800          0.758                --
                                                       2008      1.429          0.800             1,245
                                                       2007      1.308          1.429                --
                                                       2006      1.331          1.308                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.095          0.996            12,537
                                                       2010      1.052          1.095            19,062

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.966          0.821                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.476          1.966            15,187
                                                       2010      2.051          2.476            84,435
                                                       2009      1.244          2.051           125,473
                                                       2008      2.730          1.244            69,245

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.611          1.404                --
                                                       2010      1.481          1.611                --
                                                       2009      1.153          1.481                --
                                                       2008      2.049          1.153                --
                                                       2007      1.962          2.049                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.301          1.416            22,390
                                                       2010      1.233          1.301            53,744
                                                       2009      1.067          1.233            47,059
                                                       2008      1.171          1.067            26,337
                                                       2007      1.112          1.171           275,716

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.396          1.406            97,969
                                                       2010      1.322          1.396           113,051
                                                       2009      1.192          1.322           171,578

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.319          1.229                --
                                                       2010      1.163          1.319                --
                                                       2009      0.961          1.163                --
                                                       2008      1.466          0.961                --
                                                       2007      1.430          1.466                --
                                                       2006      1.337          1.430                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.252                --
                                                       2006      1.086          1.137                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.476          1.493            71,785
                                                       2010      1.348          1.476            79,104
                                                       2009      1.037          1.348            65,110
                                                       2008      1.190          1.037            70,995
                                                       2007      1.143          1.190            72,486
                                                       2006      1.110          1.143            72,490

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.889          0.833           163,816
                                                       2010      0.778          0.889           171,263
                                                       2009      0.673          0.778           360,167
                                                       2008      1.083          0.673           219,096
                                                       2007      1.070          1.083           222,448
                                                       2006      1.001          1.070           104,445

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.959          0.852            64,895
                                                       2010      0.819          0.959            64,902
                                                       2009      0.664          0.819            64,909
                                                       2008      0.969          0.664            64,917
                                                       2007      1.023          0.969            64,924
                                                       2006      1.003          1.023            45,462

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.324          1.252                --
                                                       2010      1.178          1.324            41,830
                                                       2009      0.808          1.178                --
                                                       2008      1.526          0.808                --
                                                       2007      1.298          1.526                --
                                                       2006      1.337          1.298                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.145          1.190            36,911
                                                       2010      1.084          1.145            63,727
                                                       2009      1.016          1.084            63,729
                                                       2008      1.079          1.016           171,476
                                                       2007      1.042          1.079           175,849
                                                       2006      1.009          1.042           220,738

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.099          0.977               643
                                                       2010      0.939          1.099            10,059
                                                       2009      0.750          0.939            10,272

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.983          0.959            88,549
                                                       2010      0.998          0.983            65,345

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.725          0.715                --
                                                       2008      1.242          0.725            28,327
                                                       2007      1.274          1.242            34,007
                                                       2006      1.246          1.274            33,859

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.190          1.047           231,380

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.701          0.730                --
                                                       2008      1.302          0.701             9,213
                                                       2007      1.283          1.302             9,213
                                                       2006      1.273          1.283             9,213

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.063          0.973             5,494
                                                       2010      0.951          1.063             5,508
                                                       2009      0.801          0.951             5,523
                                                       2008      1.345          0.801             5,539
                                                       2007      1.323          1.345             5,552
                                                       2006      1.297          1.323             5,563

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.318          1.294                --
                                                       2010      1.210          1.318             5,965
                                                       2009      0.885          1.210             5,971
                                                       2008      1.342          0.885             5,977

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.896          0.969                --
                                                       2010      0.793          0.896                --
                                                       2009      0.618          0.793                --
                                                       2008      1.063          0.618                --
                                                       2007      1.055          1.063           209,930
                                                       2006      1.002          1.055           209,930

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.129          1.138            39,601
                                                       2010      1.051          1.129            39,781
                                                       2009      0.893          1.051            39,969
                                                       2008      1.069          0.893             1,147
                                                       2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.074          1.060                --
                                                       2010      0.987          1.074                --
                                                       2009      0.817          0.987                --
                                                       2008      1.068          0.817                --
                                                       2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.016          0.978                --
                                                       2010      0.919          1.016                --
                                                       2009      0.744          0.919                --
                                                       2008      1.068          0.744                --
                                                       2007      1.049          1.068                --
                                                       2006      1.002          1.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.955          0.897                --
                                                       2010      0.853          0.955                --
                                                       2009      0.677          0.853                --
                                                       2008      1.068          0.677                --
                                                       2007      1.054          1.068                --
                                                       2006      1.002          1.054                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.192          1.183            23,123
                                                       2010      1.067          1.192            32,248
                                                       2009      0.872          1.067            43,394

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.233          1.231           254,556
                                                       2010      1.150          1.233           299,490
                                                       2009      0.995          1.150           434,108
                                                       2008      1.312          0.995           461,217
                                                       2007      1.290          1.312           555,513
                                                       2006      1.213          1.290           556,314

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.219          1.200               522
                                                       2010      1.121          1.219               686
                                                       2009      0.950          1.121               859
                                                       2008      1.442          0.950            18,120
                                                       2007      1.373          1.442            18,554
                                                       2006      1.249          1.373                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2011      0.972          0.869            17,234
                                                       2010      0.859          0.972            17,245
                                                       2009      0.629          0.859            17,257
                                                       2008      1.085          0.629            17,269
                                                       2007      1.045          1.085            17,279
                                                       2006      0.996          1.045            17,288

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.021          0.983             9,672
                                                       2010      0.896          1.021            21,778
                                                       2009      0.641          0.896            21,787
                                                       2008      1.133          0.641            21,796
                                                       2007      1.063          1.133            21,804
                                                       2006      0.998          1.063            82,771

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.229          1.239             7,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107                --
                                                       2006      1.107          1.088           303,779
                                                       2005      1.111          1.107           305,601
                                                       2004      1.044          1.111           321,599
                                                       2003      1.000          1.044            27,851

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.154          1.189                --
                                                       2008      1.128          1.154           334,014
                                                       2007      1.062          1.128           397,874
                                                       2006      1.048          1.062           287,446
                                                       2005      1.048          1.048           293,821
                                                       2004      1.023          1.048           260,189
                                                       2003      1.000          1.023            55,309

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973                --
                                                       2006      1.465          1.827                --
                                                       2005      1.337          1.465                --
                                                       2004      1.179          1.337                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939                --
                                                       2006      1.590          1.821            45,034
                                                       2005      1.521          1.590            42,115
                                                       2004      1.235          1.521            40,678
                                                       2003      1.000          1.235            40,678

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331                --
                                                       2005      1.180          1.253                --
                                                       2004      1.135          1.180                --
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297                --
                                                       2005      1.213          1.238             5,576
                                                       2004      1.131          1.213             4,871
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273                --
                                                       2005      1.167          1.238                --
                                                       2004      1.122          1.167                --
                                                       2003      1.000          1.122                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            36,971

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.126                --
                                                       2005      1.000          1.082                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009                --
                                                       2005      1.032          1.021           217,662
                                                       2004      1.028          1.032           224,013
                                                       2003      1.000          1.028            26,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426                --
                                                       2005      1.231          1.347                --
                                                       2004      1.088          1.231                --
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.267          1.337                --
                                                       2005      1.259          1.267                --
                                                       2004      1.130          1.259                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213                --
                                                       2005      1.172          1.178           586,757
                                                       2004      1.077          1.172           503,064
                                                       2003      1.000          1.077            23,587

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159                --
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.398          1.602                --
                                                       2005      1.308          1.398           176,158
                                                       2004      1.157          1.308            44,612
                                                       2003      1.000          1.157             8,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337                --
                                                       2005      1.221          1.264                --
                                                       2004      1.126          1.221                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.086                --
                                                       2005      1.000          1.035                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110                --
                                                       2005      1.088          1.102            76,874
                                                       2004      1.000          1.088            76,457

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244                --
                                                       2005      1.200          1.196             9,423
                                                       2004      1.115          1.200             9,423
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.274                --
                                                       2005      1.000          1.110                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246                --
                                                       2005      1.143          1.203            34,151
                                                       2004      1.127          1.143            32,748
                                                       2003      1.000          1.127                --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.502          1.430                --
                                                       2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           112,648
                                                       2004      1.238          1.344           118,266
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.920          1.707           485,533
                                                       2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.621          1.514         1,302,719
                                                       2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.358          1.301         1,350,622
                                                       2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.685          1.601           211,660
                                                       2010      1.475          1.685           233,101
                                                       2009      1.114          1.475           268,736
                                                       2008      1.990          1.114           282,289
                                                       2007      1.735          1.990           401,485
                                                       2006      1.594          1.735           475,024
                                                       2005      1.397          1.594           478,999
                                                       2004      1.242          1.397           409,292
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.319          2.018           197,378
                                                       2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.199          1.198            61,888
                                                       2010      1.091          1.199            61,888
                                                       2009      0.824          1.091            64,143
                                                       2008      1.201          0.824            57,684
                                                       2007      1.186          1.201           146,278
                                                       2006      1.028          1.186            81,467
                                                       2005      1.000          1.028            20,402

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.626          1.510           180,546
                                                       2010      1.306          1.626           208,112
                                                       2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      0.968          1.297           332,319
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.742          1.520           226,364
                                                       2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      2.063          1.980            10,290
                                                       2010      1.684          2.063            10,685
                                                       2009      1.195          1.684            11,132
                                                       2008      2.181          1.195            16,900
                                                       2007      1.837          2.181            14,917
                                                       2006      1.661          1.837            69,354
                                                       2005      1.519          1.661            86,844
                                                       2004      1.292          1.519            79,984
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.074          1.134                --
                                                       2009      0.911          1.074           193,155
                                                       2008      1.590          0.911           244,341
                                                       2007      1.554          1.590           250,335
                                                       2006      1.382          1.554           324,000
                                                       2005      1.329          1.382           593,024
                                                       2004      1.235          1.329           258,857
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.428          1.428           271,637
                                                       2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.549          1.534           650,353
                                                       2006      1.459          1.549           681,642
                                                       2005      1.339          1.459           923,195
                                                       2004      1.248          1.339           955,288
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.373          1.375           509,293
                                                       2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.437          1.520           600,774
                                                       2006      1.283          1.437           646,613
                                                       2005      1.260          1.283           809,539
                                                       2004      1.187          1.260           738,429
                                                       2003      0.977          1.187           505,815
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.983          0.960                --
                                                       2008      1.428          0.983           167,769
                                                       2007      1.433          1.428           215,001

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.243          1.310                --
                                                       2010      1.131          1.243         1,026,387
                                                       2009      0.826          1.131         1,179,401
                                                       2008      1.464          0.826         1,308,236
                                                       2007      1.473          1.464         2,148,712
                                                       2006      1.328          1.473         3,132,860
                                                       2005      1.293          1.328         4,097,406
                                                       2004      1.243          1.293         3,938,967
                                                       2003      0.969          1.243         2,089,352
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.235          1.338                --
                                                       2010      1.131          1.235             5,817
                                                       2009      0.950          1.131             7,771
                                                       2008      1.363          0.950            19,256
                                                       2007      1.312          1.363            23,142
                                                       2006      1.140          1.312            36,585
                                                       2005      1.170          1.140            52,423
                                                       2004      1.160          1.170            54,112
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.334          1.304             4,514

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.119          1.176           489,073
                                                       2010      1.022          1.119           676,664
                                                       2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.310          1.346         1,536,804
                                                       2006      1.215          1.310         1,997,656
                                                       2005      1.194          1.215         2,926,511
                                                       2004      1.165          1.194         3,143,512
                                                       2003      0.979          1.165         1,606,291
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.412          1.292           251,853
                                                       2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.608          1.588           712,487
                                                       2006      1.410          1.608           785,346
                                                       2005      1.379          1.410           997,095
                                                       2004      1.306          1.379         1,049,017
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.309          1.269            61,746
                                                       2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.398          1.436           163,477
                                                       2006      1.370          1.398           317,185
                                                       2005      1.334          1.370           463,770
                                                       2004      1.362          1.334           598,131
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.321          1.353           124,413
                                                       2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.653          1.550            79,254
                                                       2010      1.382          1.653            86,116
                                                       2009      1.042          1.382            85,317
                                                       2008      1.649          1.042           152,075
                                                       2007      1.578          1.649           231,336
                                                       2006      1.408          1.578           326,064
                                                       2005      1.332          1.408           385,744
                                                       2004      1.236          1.332           561,478
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.884          1.864            36,782
                                                       2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           277,264
                                                       2005      1.261          1.274           315,343
                                                       2004      1.210          1.261           215,652
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.927          0.913                --
                                                       2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.255          1.276                --
                                                       2010      1.153          1.255            78,198
                                                       2009      0.990          1.153            78,626
                                                       2008      1.175          0.990            79,002
                                                       2007      1.181          1.175           110,929
                                                       2006      1.148          1.181           176,146
                                                       2005      1.147          1.148           406,310
                                                       2004      1.101          1.147           379,768
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.739          1.738           144,650
                                                       2010      1.528          1.739           176,029
                                                       2009      0.979          1.528           251,608
                                                       2008      1.433          0.979           266,650
                                                       2007      1.465          1.433           352,052
                                                       2006      1.352          1.465           414,956
                                                       2005      1.351          1.352           623,810
                                                       2004      1.253          1.351           618,112
                                                       2003      1.007          1.253           598,011
                                                       2002      1.000          1.007                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      0.992          0.984                --
                                                       2009      1.014          0.992           234,494
                                                       2008      1.013          1.014           605,509
                                                       2007      0.990          1.013           420,574
                                                       2006      0.969          0.990           159,970
                                                       2005      0.966          0.969           496,424
                                                       2004      0.982          0.966           589,082
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            62,178
                                                       2005      1.523          1.559            64,424
                                                       2004      1.350          1.523            69,737
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.288          1.259            17,873
                                                       2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.860          0.795            91,338
                                                       2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.387          1.217            25,501
                                                       2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.839          1.544            79,099
                                                       2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.323          1.280            15,015
                                                       2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.725          1.560            78,171
                                                       2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.050          0.970            16,973
                                                       2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.945          0.888           359,357
                                                       2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.183          1.076           147,063
                                                       2010      1.138          1.183           193,121

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.963          0.819           284,042

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.813          2.232            58,560
                                                       2010      2.332          2.813            66,673
                                                       2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.698          1.479            37,990
                                                       2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.291          1.405           256,710
                                                       2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.410          1.419           968,441
                                                       2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.411          1.315             4,624
                                                       2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.471          1.488           147,391
                                                       2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.887          0.831           672,157
                                                       2010      0.777          0.887           787,223
                                                       2009      0.673          0.777           871,811
                                                       2008      1.083          0.673           840,429
                                                       2007      1.070          1.083         1,118,420
                                                       2006      1.001          1.070         1,080,842

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.957          0.850           180,700
                                                       2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.521          1.437            35,931
                                                       2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.191          1.237           211,322
                                                       2010      1.128          1.191           527,944
                                                       2009      1.058          1.128           526,265
                                                       2008      1.124          1.058           533,678
                                                       2007      1.086          1.124           674,523
                                                       2006      1.052          1.086           906,848

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.147          1.019            58,059
                                                       2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.968          0.945           124,834
                                                       2010      0.984          0.968           342,009

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.307          1.149           820,706

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.149          1.051           146,972
                                                       2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.406          1.379           106,038
                                                       2010      1.291          1.406           110,085
                                                       2009      0.945          1.291           110,805
                                                       2008      1.433          0.945           111,150

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.894          0.966                --
                                                       2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.127          1.135                --
                                                       2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.072          1.057           123,846
                                                       2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.014          0.975           417,038
                                                       2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.953          0.895           138,179
                                                       2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.269          1.258            20,037
                                                       2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.278          1.275           496,556
                                                       2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.215          1.196            49,055
                                                       2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.970          0.867           348,086
                                                       2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.018          0.980                --
                                                       2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.277          1.287            32,632

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           996,352
                                                       2004      1.073          1.077         1,002,647
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.275          1.213               --
                                                       2007      1.117          1.275               --
                                                       2006      1.114          1.117               --
                                                       2005      1.058          1.114               --
                                                       2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.102          1.148               --
                                                       2005      1.080          1.102            2,694
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.480          1.315           51,283
                                                       2010      1.358          1.480           51,283
                                                       2009      0.978          1.358           51,283
                                                       2008      1.628          0.978           51,283
                                                       2007      1.454          1.628           51,283
                                                       2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.245          1.163          147,383
                                                       2010      1.076          1.245          157,178
                                                       2009      0.791          1.076          170,582
                                                       2008      1.448          0.791          171,524
                                                       2007      1.322          1.448          159,086
                                                       2006      1.230          1.322          165,624
                                                       2005      1.085          1.230           92,330
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.066          1.021          171,549
                                                       2010      0.981          1.066          177,579
                                                       2009      0.766          0.981          198,217
                                                       2008      1.264          0.766          206,828
                                                       2007      1.234          1.264          208,873
                                                       2006      1.098          1.234          206,132
                                                       2005      1.064          1.098          128,467
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.330          1.263               --
                                                       2010      1.165          1.330            5,128
                                                       2009      0.880          1.165            5,133
                                                       2008      1.573          0.880            5,138
                                                       2007      1.373          1.573            5,142
                                                       2006      1.261          1.373            5,142
                                                       2005      1.107          1.261            2,007
                                                       2004      1.000          1.107               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.752          1.524              689
                                                       2010      1.397          1.752              690
                                                       2009      1.025          1.397            1,332
                                                       2008      1.741          1.025            3,671
                                                       2007      1.547          1.741            3,671
                                                       2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.196          1.194           71,828
                                                       2010      1.088          1.196           71,828
                                                       2009      0.823          1.088           77,548
                                                       2008      1.199          0.823           78,568
                                                       2007      1.185          1.199           78,574
                                                       2006      1.028          1.185           78,574
                                                       2005      1.000          1.028           78,539

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.246          1.156               --
                                                       2010      1.001          1.246               --
                                                       2009      0.715          1.001               --
                                                       2008      1.274          0.715               --
                                                       2007      1.175          1.274               --
                                                       2006      1.108          1.175               --
                                                       2005      1.084          1.108               --
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.458          2.230               --
                                                       2007      1.957          2.458            1,952
                                                       2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.360          1.186            2,518
                                                       2010      1.287          1.360            3,725
                                                       2009      0.963          1.287            3,726
                                                       2008      1.655          0.963            3,728
                                                       2007      1.470          1.655            1,211
                                                       2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.528          1.466               --
                                                       2010      1.248          1.528               --
                                                       2009      0.886          1.248               --
                                                       2008      1.619          0.886               --
                                                       2007      1.363          1.619               --
                                                       2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.113          1.181               --
                                                       2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.859          0.907               --
                                                       2009      0.729          0.859               --
                                                       2008      1.273          0.729               --
                                                       2007      1.244          1.273               --
                                                       2006      1.107          1.244               --
                                                       2005      1.066          1.107               --
                                                       2004      1.000          1.066               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.133          1.133               --
                                                       2010      0.929          1.133            5,097
                                                       2009      0.708          0.929            5,102
                                                       2008      1.218          0.708            5,108
                                                       2007      1.231          1.218            5,113
                                                       2006      1.160          1.231            5,118
                                                       2005      1.065          1.160            5,121
                                                       2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.147          1.148               --
                                                       2010      1.044          1.147            2,743
                                                       2009      0.876          1.044            2,746
                                                       2008      1.271          0.876            2,749
                                                       2007      1.202          1.271            2,752
                                                       2006      1.074          1.202            2,755
                                                       2005      1.056          1.074            2,757
                                                       2004      1.000          1.056               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.803          0.784               --
                                                       2008      1.168          0.803               --
                                                       2007      1.171          1.168               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      0.995          1.048               --
                                                       2010      0.905          0.995           13,044
                                                       2009      0.662          0.905           13,057
                                                       2008      1.173          0.662           13,071
                                                       2007      1.181          1.173           13,082
                                                       2006      1.065          1.181           13,082
                                                       2005      1.038          1.065          323,975
                                                       2004      1.000          1.038           52,148

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.068          1.157               --
                                                       2010      0.979          1.068               --
                                                       2009      0.822          0.979               --
                                                       2008      1.180          0.822               --
                                                       2007      1.137          1.180               --
                                                       2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.153          1.127               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.962          1.011          262,733
                                                       2010      0.880          0.962          491,906
                                                       2009      0.736          0.880          492,247
                                                       2008      1.160          0.736          513,672
                                                       2007      1.129          1.160          440,391
                                                       2006      1.048          1.129               --
                                                       2005      1.030          1.048               --
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.079          0.987               --
                                                       2010      0.948          1.079               --
                                                       2009      0.752          0.948               --
                                                       2008      1.215          0.752               --
                                                       2007      1.231          1.215               --
                                                       2006      1.080          1.231               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.968          0.938               --
                                                       2010      0.903          0.968               --
                                                       2009      0.651          0.903               --
                                                       2008      1.064          0.651               --
                                                       2007      1.036          1.064               --
                                                       2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.066          1.091               --
                                                       2010      0.999          1.066               --
                                                       2009      0.822          0.999               --
                                                       2008      1.310          0.822               --
                                                       2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.353          1.267               --
                                                       2010      1.132          1.353               --
                                                       2009      0.853          1.132               --
                                                       2008      1.352          0.853               --
                                                       2007      1.294          1.352               --
                                                       2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.383          1.367               --
                                                       2010      1.132          1.383               --
                                                       2009      0.813          1.132               --
                                                       2008      1.407          0.813               --
                                                       2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.761          0.739               --
                                                       2008      1.249          0.761               --
                                                       2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.141          1.154               --
                                                       2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.937          0.923               --
                                                       2010      0.879          0.937               --
                                                       2009      0.768          0.879               --
                                                       2008      0.999          0.768               --
                                                       2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.166          1.186               --
                                                       2010      1.072          1.166               --
                                                       2009      0.921          1.072               --
                                                       2008      1.094          0.921               --
                                                       2007      1.100          1.094               --
                                                       2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.391          1.390           54,599
                                                       2010      1.223          1.391           59,768
                                                       2009      0.784          1.223           63,202
                                                       2008      1.148          0.784           71,035
                                                       2007      1.174          1.148           82,052
                                                       2006      1.085          1.174           76,867
                                                       2005      1.084          1.085           39,525
                                                       2004      1.000          1.084               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.017          1.008               --
                                                       2009      1.040          1.017               --
                                                       2008      1.039          1.040               --
                                                       2007      1.016          1.039               --
                                                       2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.316          1.400               --
                                                       2006      1.195          1.316               --
                                                       2005      1.168          1.195               --
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           36,783
                                                       2005      1.160          1.224           32,084
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.108          1.083               --
                                                       2010      1.009          1.108               --
                                                       2009      0.868          1.009               --
                                                       2008      1.420          0.868               --
                                                       2007      1.418          1.420               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.858          0.793               --
                                                       2010      0.757          0.858               --
                                                       2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.384          1.213              864
                                                       2010      1.187          1.384              865
                                                       2009      0.943          1.187            1,670
                                                       2008      1.292          0.943            4,577
                                                       2007      1.338          1.292            4,577
                                                       2006      1.263          1.338            4,577

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.479          1.241               --
                                                       2010      1.299          1.479               --
                                                       2009      0.857          1.299               --
                                                       2008      1.482          0.857               --
                                                       2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.319          1.276               --
                                                       2010      1.069          1.319               --
                                                       2009      0.817          1.069               --
                                                       2008      1.364          0.817               --
                                                       2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.460          1.320               --
                                                       2010      1.365          1.460               --
                                                       2009      0.977          1.365               --
                                                       2008      1.723          0.977               --
                                                       2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.047          0.967                0
                                                       2010      0.873          1.047            1,441
                                                       2009      0.655          0.873            1,443
                                                       2008      1.043          0.655            1,444
                                                       2008      1.088          1.043            1,446
                                                       2007      1.236          1.088            1,446

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.943          0.886           32,309
                                                       2010      0.770          0.943           41,975
                                                       2009      0.624          0.770           42,912
                                                       2008      1.045          0.624           46,280
                                                       2007      1.065          1.045           46,288
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.711          0.674               --
                                                       2008      1.272          0.711           27,679
                                                       2007      1.165          1.272           27,679
                                                       2006      1.187          1.165           27,679

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.946          0.860               --
                                                       2010      0.910          0.946               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.961          0.817               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.021          1.602               --
                                                       2010      1.675          2.021            1,946
                                                       2009      1.017          1.675            1,948
                                                       2008      2.233          1.017            1,950

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.387          1.208               --
                                                       2010      1.276          1.387               --
                                                       2009      0.995          1.276               --
                                                       2008      1.769          0.995               --
                                                       2007      1.695          1.769               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.242          1.350               (0)
                                                       2010      1.179          1.242            2,836
                                                       2009      1.021          1.179            2,839
                                                       2008      1.121          1.021            2,842
                                                       2007      1.065          1.121            2,845

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.382          1.390           68,612
                                                       2010      1.310          1.382            2,888
                                                       2009      1.182          1.310            2,891

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.173          1.092               --
                                                       2010      1.035          1.173               --
                                                       2009      0.856          1.035               --
                                                       2008      1.307          0.856               --
                                                       2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135            1,447

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.487          1.503           23,937
                                                       2010      1.359          1.487           23,943
                                                       2009      1.047          1.359           23,950
                                                       2008      1.203          1.047           23,958
                                                       2007      1.156          1.203           16,999
                                                       2006      1.123          1.156           17,005

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.885          0.829           34,681
                                                       2010      0.776          0.885           40,941
                                                       2009      0.672          0.776           42,880
                                                       2008      1.082          0.672           49,919
                                                       2007      1.069          1.082           49,925
                                                       2006      1.001          1.069           14,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.955          0.847           21,355
                                                       2010      0.816          0.955           21,363
                                                       2009      0.662          0.816           21,372
                                                       2008      0.967          0.662           21,381
                                                       2007      1.023          0.967           21,389
                                                       2006      1.003          1.023           21,396

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.121          1.059               --
                                                       2010      0.998          1.121               --
                                                       2009      0.686          0.998               --
                                                       2008      1.296          0.686               --
                                                       2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.134          1.177               --
                                                       2010      1.075          1.134               --
                                                       2009      1.008          1.075               --
                                                       2008      1.072          1.008               --
                                                       2007      1.036          1.072               --
                                                       2006      1.004          1.036               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.981          0.871           32,073
                                                       2010      0.839          0.981           32,079
                                                       2009      0.670          0.839           35,349

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.992          0.967               --
                                                       2010      1.008          0.992               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.654          0.645               --
                                                       2008      1.122          0.654               --
                                                       2007      1.152          1.122               --
                                                       2006      1.127          1.152               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.045          0.919               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.627          0.653               --
                                                       2008      1.165          0.627           18,618
                                                       2007      1.150          1.165           18,618
                                                       2006      1.141          1.150           18,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.959          0.877               --
                                                       2010      0.859          0.959               --
                                                       2009      0.724          0.859               --
                                                       2008      1.217          0.724               --
                                                       2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.191          1.168               --
                                                       2010      1.094          1.191               --
                                                       2009      0.801          1.094               --
                                                       2008      1.216          0.801               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.892          0.964               --
                                                       2010      0.790          0.892               --
                                                       2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.124          1.132               --
                                                       2010      1.047          1.124               --
                                                       2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.069          1.054               --
                                                       2010      0.983          1.069               --
                                                       2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.011          0.973           41,335
                                                       2010      0.916          1.011           41,366
                                                       2009      0.742          0.916           41,399
                                                       2008      1.067          0.742           41,434
                                                       2007      1.048          1.067           41,465
                                                       2006      1.002          1.048           41,465

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.950          0.892               --
                                                       2010      0.850          0.950               --
                                                       2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.043          1.034               --
                                                       2010      0.934          1.043               --
                                                       2009      0.764          0.934               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.145          1.141              857
                                                       2010      1.068          1.145              859
                                                       2009      0.925          1.068            1,664
                                                       2008      1.221          0.925            4,638
                                                       2007      1.202          1.221            4,638
                                                       2006      1.132          1.202            4,638

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.223          1.203           57,817
                                                       2010      1.126          1.223           57,821
                                                       2009      0.955          1.126           60,110
                                                       2008      1.452          0.955           68,475
                                                       2007      1.383          1.452           77,868
                                                       2006      1.259          1.383           77,868

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.968          0.864            2,120
                                                       2010      0.856          0.968            2,124
                                                       2009      0.628          0.856            4,096
                                                       2008      1.083          0.628           11,217
                                                       2007      1.045          1.083           11,217
                                                       2006      0.996          1.045           11,217

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.016          0.978               --
                                                       2010      0.892          1.016               --
                                                       2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.187          1.196               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.145          1.179               --
                                                       2008      1.120          1.145            2,894
                                                       2007      1.056          1.120            2,897
                                                       2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049           38,334

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.004               --
                                                       2005      1.028          1.016           48,093
                                                       2004      1.000          1.028            7,480

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.272          1.210               --
                                                       2007      1.116          1.272               --
                                                       2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.101          1.147               --
                                                       2005      1.080          1.101           20,275
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.475          1.310            3,568
                                                       2010      1.354          1.475           29,282
                                                       2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.241          1.158          296,823
                                                       2010      1.073          1.241          367,567
                                                       2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.062          1.017          380,055
                                                       2010      0.978          1.062          384,691
                                                       2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.326          1.259           89,752
                                                       2010      1.162          1.326          139,659
                                                       2009      0.878          1.162          139,659
                                                       2008      1.570          0.878          139,659
                                                       2007      1.371          1.570          139,659
                                                       2006      1.260          1.371          120,320
                                                       2005      1.106          1.260           37,790
                                                       2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      1.746          1.518          109,459
                                                       2010      1.393          1.746          110,499
                                                       2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.192          1.190           20,722
                                                       2010      1.086          1.192           20,722
                                                       2009      0.821          1.086           20,722
                                                       2008      1.198          0.821           20,736
                                                       2007      1.184          1.198           20,736
                                                       2006      1.027          1.184           16,826
                                                       2005      1.000          1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.242          1.152           15,909
                                                       2010      0.998          1.242           18,196
                                                       2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.356          1.181           15,256
                                                       2010      1.283          1.356           15,023
                                                       2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.523          1.460               --
                                                       2010      1.245          1.523               --
                                                       2009      0.884          1.245               --
                                                       2008      1.616          0.884               --
                                                       2007      1.362          1.616               --
                                                       2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.112          1.180               --
                                                       2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.856          0.904               --
                                                       2009      0.727          0.856          351,797
                                                       2008      1.271          0.727          357,400
                                                       2007      1.243          1.271          397,902
                                                       2006      1.107          1.243          464,735
                                                       2005      1.065          1.107          406,369
                                                       2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.129          1.128           27,444
                                                       2010      0.927          1.129           33,724
                                                       2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.229          1.216           38,527
                                                       2006      1.159          1.229            9,883
                                                       2005      1.065          1.159            9,552
                                                       2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.143          1.143            1,321
                                                       2010      1.041          1.143            2,087
                                                       2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.201          1.269           49,687
                                                       2006      1.073          1.201           49,720
                                                       2005      1.055          1.073           49,206
                                                       2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.802          0.782               --
                                                       2008      1.166          0.802           20,960
                                                       2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      0.991          1.044               --
                                                       2010      0.903          0.991          474,059
                                                       2009      0.660          0.903          466,526
                                                       2008      1.171          0.660          526,150
                                                       2007      1.179          1.171          480,799
                                                       2006      1.065          1.179          548,567
                                                       2005      1.038          1.065          478,793
                                                       2004      1.000          1.038           26,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.065          1.153               --
                                                       2010      0.976          1.065               --
                                                       2009      0.820          0.976               --
                                                       2008      1.178          0.820               --
                                                       2007      1.135          1.178               --
                                                       2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.149          1.123               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      0.959          1.007           46,387
                                                       2010      0.878          0.959           50,314
                                                       2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.128          1.158           50,751
                                                       2006      1.047          1.128           52,797
                                                       2005      1.030          1.047           52,916
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.075          0.983              452
                                                       2010      0.946          1.075              714
                                                       2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.229          1.213              723
                                                       2006      1.079          1.229              725
                                                       2005      1.057          1.079              728
                                                       2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      0.964          0.934               --
                                                       2010      0.901          0.964               --
                                                       2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.034          1.062           12,920
                                                       2006      1.014          1.034           12,949
                                                       2005      0.989          1.014           12,501
                                                       2004      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.063          1.087           10,785
                                                       2010      0.996          1.063           11,644
                                                       2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.348          1.263               --
                                                       2010      1.128          1.348            7,208
                                                       2009      0.851          1.128           29,725
                                                       2008      1.349          0.851           30,416
                                                       2007      1.292          1.349           28,787
                                                       2006      1.154          1.292           18,302
                                                       2005      1.093          1.154           19,256
                                                       2004      1.000          1.093            9,888

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.378          1.362               --
                                                       2010      1.129          1.378               --
                                                       2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.140          1.152               --
                                                       2006      1.041          1.140           20,815
                                                       2005      1.032          1.041           20,662
                                                       2004      1.000          1.032           10,329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.933          0.920               --
                                                       2010      0.877          0.933              717
                                                       2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.163          1.182               --
                                                       2010      1.069          1.163               --
                                                       2009      0.919          1.069               --
                                                       2008      1.092          0.919               --
                                                       2007      1.098          1.092               --
                                                       2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.387          1.384            4,688
                                                       2010      1.220          1.387           27,068
                                                       2009      0.782          1.220           32,543
                                                       2008      1.146          0.782           45,575
                                                       2007      1.172          1.146           47,385
                                                       2006      1.084          1.172           13,287
                                                       2005      1.083          1.084           12,550
                                                       2004      1.000          1.083               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.014          1.005               --
                                                       2009      1.038          1.014              723
                                                       2008      1.038          1.038              726
                                                       2007      1.014          1.038              729
                                                       2006      0.995          1.014              732
                                                       2005      0.992          0.995              734
                                                       2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.314          1.398               --
                                                       2006      1.194          1.314            2,986
                                                       2005      1.168          1.194            2,962
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.105          1.079           10,332
                                                       2010      1.007          1.105           10,636
                                                       2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.856          0.791            7,959
                                                       2010      0.755          0.856            8,089
                                                       2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.380          1.209           18,453
                                                       2010      1.184          1.380           26,024
                                                       2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.474          1.236               --
                                                       2010      1.296          1.474               --
                                                       2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.315          1.271               --
                                                       2010      1.067          1.315               --
                                                       2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.455          1.315           17,970
                                                       2010      1.361          1.455           28,613
                                                       2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.044          0.964           11,672
                                                       2010      0.871          1.044           12,204
                                                       2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.941          0.883          119,359
                                                       2010      0.769          0.941          124,970
                                                       2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      0.943          0.856          159,217
                                                       2010      0.907          0.943          326,975

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.958          0.815           31,658

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.014          1.596           13,853
                                                       2010      1.671          2.014           21,773
                                                       2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.382          1.203           38,396
                                                       2010      1.273          1.382           38,700
                                                       2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.238          1.345          273,402
                                                       2010      1.175          1.238          250,841
                                                       2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.377          1.385          281,216
                                                       2010      1.306          1.377          322,528
                                                       2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.169          1.088               --
                                                       2010      1.032          1.169           16,414
                                                       2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.482          1.497          171,286
                                                       2010      1.355          1.482          275,496
                                                       2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.883          0.826            9,108
                                                       2010      0.774          0.883            9,108
                                                       2009      0.671          0.774            9,108
                                                       2008      1.081          0.671           22,259
                                                       2007      1.069          1.081           21,937
                                                       2006      1.001          1.069           65,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.952          0.845          161,943
                                                       2010      0.815          0.952          233,306
                                                       2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.118          1.055               --
                                                       2010      0.995          1.118               --
                                                       2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.130          1.172              442
                                                       2010      1.072          1.130              698
                                                       2009      1.006          1.072           63,505
                                                       2008      1.070          1.006           63,511
                                                       2007      1.034          1.070           63,516
                                                       2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.977          0.868               --
                                                       2010      0.837          0.977               --
                                                       2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.988          0.964              881
                                                       2010      1.005          0.988              720

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.653          0.643               --
                                                       2008      1.120          0.653               --
                                                       2007      1.150          1.120               --
                                                       2006      1.126          1.150               --

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.042          0.916          207,310

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.956          0.874               (0)
                                                       2010      0.857          0.956               (0)
                                                       2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.187          1.163               --
                                                       2010      1.091          1.187               --
                                                       2009      0.799          1.091               --
                                                       2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.890          0.961               --
                                                       2010      0.789          0.890           32,336
                                                       2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.121          1.129               --
                                                       2010      1.045          1.121               --
                                                       2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.067          1.051               --
                                                       2010      0.981          1.067               --
                                                       2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.009          0.970               --
                                                       2010      0.914          1.009               --
                                                       2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.948          0.890          223,429
                                                       2010      0.848          0.948          222,561
                                                       2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.040          1.030               --
                                                       2010      0.932          1.040               --
                                                       2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.141          1.137          204,337
                                                       2010      1.065          1.141          204,634
                                                       2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.219          1.199           19,610
                                                       2010      1.122          1.219           46,844
                                                       2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.965          0.862           97,668
                                                       2010      0.854          0.965          123,094
                                                       2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.014          0.975               --
                                                       2010      0.891          1.014               --
                                                       2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.183          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.003               --
                                                       2005      1.028          1.016            4,104
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.394          1.326                --
                                                       2007      1.224          1.394            26,612
                                                       2006      1.221          1.224            26,612
                                                       2005      1.161          1.221            26,612
                                                       2004      1.113          1.161            26,612
                                                       2003      1.000          1.113            14,111

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.234          1.286                --
                                                       2005      1.211          1.234                --
                                                       2004      1.118          1.211                --
                                                       2003      1.000          1.118                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.288          1.247                --
                                                       2005      1.151          1.288                --
                                                       2004      1.091          1.151                --
                                                       2003      1.000          1.091                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.733          1.539           280,809
                                                       2010      1.592          1.733           223,093
                                                       2009      1.148          1.592           326,343
                                                       2008      1.912          1.148           295,275
                                                       2007      1.709          1.912           298,130
                                                       2006      1.457          1.709           299,516
                                                       2005      1.310          1.457           282,025
                                                       2004      1.185          1.310           183,593
                                                       2003      1.000          1.185            14,783

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2011      1.434          1.338           473,550
                                                       2010      1.240          1.434           613,289
                                                       2009      0.913          1.240           689,867
                                                       2008      1.673          0.913           536,739
                                                       2007      1.528          1.673           625,553
                                                       2006      1.423          1.528           634,338
                                                       2005      1.257          1.423           631,090
                                                       2004      1.147          1.257           445,466
                                                       2003      1.000          1.147            52,996

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2011      1.226          1.172           525,605
                                                       2010      1.129          1.226           542,645
                                                       2009      0.883          1.129           584,339
                                                       2008      1.458          0.883           503,075
                                                       2007      1.425          1.458           579,568
                                                       2006      1.269          1.425           614,144
                                                       2005      1.231          1.269           622,504
                                                       2004      1.144          1.231           413,574
                                                       2003      1.000          1.144            90,555

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.532          1.511                --
                                                       2005      1.330          1.532                --
                                                       2004      1.142          1.330                --
                                                       2003      1.000          1.142                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.525          1.971                --
                                                       2005      1.460          1.525                --
                                                       2004      1.141          1.460                --
                                                       2003      1.000          1.141                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389                --
                                                       2005      1.194          1.282             8,434
                                                       2004      1.073          1.194                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421                --
                                                       2005      1.192          1.279            80,769
                                                       2004      1.066          1.192            73,096
                                                       2003      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2011      1.529          1.451           194,287
                                                       2010      1.340          1.529           202,647
                                                       2009      1.014          1.340           117,917
                                                       2008      1.814          1.014           216,999
                                                       2007      1.584          1.814           156,414
                                                       2006      1.457          1.584           170,454
                                                       2005      1.280          1.457           172,795
                                                       2004      1.139          1.280            65,331
                                                       2003      1.000          1.139            23,369

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2011      2.063          1.792             2,144
                                                       2010      1.646          2.063             2,265
                                                       2009      1.209          1.646           124,864
                                                       2008      2.055          1.209            26,485
                                                       2007      1.829          2.055            16,354
                                                       2006      1.670          1.829            65,237
                                                       2005      1.452          1.670            65,314
                                                       2004      1.195          1.452             5,627
                                                       2003      1.000          1.195                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2011      1.189          1.186                --
                                                       2010      1.083          1.189                --
                                                       2009      0.820          1.083                --
                                                       2008      1.196          0.820                --
                                                       2007      1.183          1.196                --
                                                       2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.476          1.369             8,333
                                                       2010      1.187          1.476            10,856
                                                       2009      0.849          1.187            14,745
                                                       2008      1.515          0.849            15,876
                                                       2007      1.398          1.515            15,876
                                                       2006      1.320          1.398            15,876
                                                       2005      1.293          1.320            20,154
                                                       2004      1.190          1.293            20,152
                                                       2003      1.000          1.190             4,453

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.318          1.521                --
                                                       2005      1.224          1.318            52,376
                                                       2004      1.115          1.224            45,881
                                                       2003      1.000          1.115            24,126

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.978          2.700                --
                                                       2007      2.373          2.978                --
                                                       2006      1.902          2.373                --
                                                       2005      1.531          1.902                --
                                                       2004      1.260          1.531                --
                                                       2003      1.000          1.260                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.586          1.381             9,551
                                                       2010      1.501          1.586             7,396
                                                       2009      1.124          1.501            36,547
                                                       2008      1.936          1.124            37,000
                                                       2007      1.721          1.936             8,134
                                                       2006      1.454          1.721            22,958
                                                       2005      1.355          1.454            31,756
                                                       2004      1.173          1.355            31,137
                                                       2003      1.000          1.173            13,468

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.390          1.649                --
                                                       2005      1.310          1.390            13,531
                                                       2004      1.159          1.310             1,520
                                                       2003      1.000          1.159                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      1.800          1.725                --
                                                       2010      1.472          1.800                --
                                                       2009      1.046          1.472            26,685
                                                       2008      1.912          1.046            32,443
                                                       2007      1.612          1.912             5,758
                                                       2006      1.460          1.612             5,758
                                                       2005      1.337          1.460             5,758
                                                       2004      1.139          1.337             5,758
                                                       2003      1.000          1.139                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.328          1.477                --
                                                       2005      1.310          1.328                --
                                                       2004      1.171          1.310                --
                                                       2003      1.000          1.171                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.248          1.324                --
                                                       2006      1.193          1.248                --
                                                       2005      1.152          1.193                --
                                                       2004      1.149          1.152                --
                                                       2003      1.000          1.149                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.980          1.035                --
                                                       2009      0.832          0.980            14,352
                                                       2008      1.456          0.832            15,364
                                                       2007      1.424          1.456            49,695
                                                       2006      1.269          1.424            82,455
                                                       2005      1.222          1.269            85,525
                                                       2004      1.138          1.222            85,274
                                                       2003      1.000          1.138            24,738

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2011      1.284          1.282            69,135
                                                       2010      1.054          1.284            70,168
                                                       2009      0.804          1.054            93,299
                                                       2008      1.385          0.804            99,601
                                                       2007      1.400          1.385           138,064
                                                       2006      1.321          1.400           162,170
                                                       2005      1.214          1.321           160,262
                                                       2004      1.134          1.214           160,975
                                                       2003      1.000          1.134            71,394

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2011      1.279          1.278            46,660
                                                       2010      1.165          1.279            81,988
                                                       2009      0.979          1.165            64,534
                                                       2008      1.422          0.979             5,072
                                                       2007      1.346          1.422            30,548
                                                       2006      1.203          1.346            30,558
                                                       2005      1.184          1.203            31,908
                                                       2004      1.117          1.184            17,157
                                                       2003      1.000          1.117            16,356

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.903          0.881                --
                                                       2008      1.314          0.903            67,222
                                                       2007      1.318          1.314            68,636

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2011      1.115          1.174                --
                                                       2010      1.016          1.115           390,648
                                                       2009      0.743          1.016           411,839
                                                       2008      1.319          0.743           520,354
                                                       2007      1.329          1.319           653,664
                                                       2006      1.200          1.329           667,648
                                                       2005      1.170          1.200           709,905
                                                       2004      1.126          1.170           678,003
                                                       2003      1.000          1.126           148,388

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2011      1.158          1.254                --
                                                       2010      1.062          1.158                --
                                                       2009      0.893          1.062                --
                                                       2008      1.283          0.893             3,298
                                                       2007      1.237          1.283             5,373
                                                       2006      1.077          1.237             5,373
                                                       2005      1.107          1.077            30,024
                                                       2004      1.099          1.107            26,596
                                                       2003      1.000          1.099                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)........................  2011      1.250          1.221                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2011      1.032          1.084           179,324
                                                       2010      0.945          1.032           205,680
                                                       2009      0.791          0.945           210,062
                                                       2008      1.248          0.791           216,854
                                                       2007      1.216          1.248           589,996
                                                       2006      1.130          1.216           789,181
                                                       2005      1.112          1.130         1,027,957
                                                       2004      1.087          1.112           766,233
                                                       2003      1.000          1.087            83,053

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2011      1.247          1.140            67,301
                                                       2010      1.098          1.247            68,870
                                                       2009      0.871          1.098            70,869
                                                       2008      1.410          0.871           144,412
                                                       2007      1.429          1.410           153,671
                                                       2006      1.256          1.429           137,556
                                                       2005      1.230          1.256           135,489
                                                       2004      1.166          1.230           131,180
                                                       2003      1.000          1.166            52,593

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.109          1.073             1,901
                                                       2010      1.036          1.109             1,908
                                                       2009      0.747          1.036            24,688
                                                       2008      1.222          0.747            24,695
                                                       2007      1.192          1.222            24,702
                                                       2006      1.169          1.192            24,707
                                                       2005      1.140          1.169            24,714
                                                       2004      1.166          1.140            24,720
                                                       2003      1.000          1.166            24,722

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2011      1.209          1.237            14,096
                                                       2010      1.134          1.209            15,756
                                                       2009      0.935          1.134            17,623
                                                       2008      1.490          0.935            25,886
                                                       2007      1.472          1.490            33,858
                                                       2006      1.278          1.472            34,027
                                                       2005      1.231          1.278            34,030
                                                       2004      1.145          1.231            33,530
                                                       2003      1.000          1.145                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2011      1.529          1.432             1,915
                                                       2010      1.281          1.529             6,198
                                                       2009      0.967          1.281             1,922
                                                       2008      1.533          0.967             1,926
                                                       2007      1.468          1.533             1,929
                                                       2006      1.313          1.468             1,933
                                                       2005      1.244          1.313             6,430
                                                       2004      1.156          1.244             4,492
                                                       2003      1.000          1.156                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2011      1.633          1.613            12,808
                                                       2010      1.339          1.633            12,808
                                                       2009      0.962          1.339            12,808
                                                       2008      1.666          0.962            12,808
                                                       2007      1.554          1.666            12,808
                                                       2006      1.415          1.554            12,808
                                                       2005      1.384          1.415            12,808
                                                       2004      1.234          1.384            12,808
                                                       2003      1.000          1.234            12,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.859          0.833                --
                                                       2008      1.410          0.859            34,123
                                                       2007      1.380          1.410            51,981
                                                       2006      1.230          1.380            55,755
                                                       2005      1.211          1.230            56,132
                                                       2004      1.127          1.211            69,683
                                                       2003      1.000          1.127            19,639

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.286          1.299                --
                                                       2006      1.175          1.286            68,659
                                                       2005      1.165          1.175            23,449
                                                       2004      1.120          1.165            19,488
                                                       2003      1.000          1.120                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.917          0.903                --
                                                       2010      0.861          0.917                --
                                                       2009      0.753          0.861                --
                                                       2008      0.981          0.753                --
                                                       2007      0.993          0.981            22,377
                                                       2006      0.979          0.993            42,139
                                                       2005      0.982          0.979            46,552
                                                       2004      0.996          0.982            69,337
                                                       2003      1.000          0.996            29,937

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2011      1.190          1.209                --
                                                       2010      1.095          1.190            17,339
                                                       2009      0.942          1.095            17,342
                                                       2008      1.119          0.942            18,875
                                                       2007      1.126          1.119            19,841
                                                       2006      1.097          1.126            19,843
                                                       2005      1.097          1.097            20,117
                                                       2004      1.055          1.097            17,356
                                                       2003      1.000          1.055             6,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2011      1.509          1.506            29,310
                                                       2010      1.328          1.509            29,310
                                                       2009      0.852          1.328            29,310
                                                       2008      1.250          0.852            33,555
                                                       2007      1.279          1.250            59,443
                                                       2006      1.183          1.279            68,783
                                                       2005      1.183          1.183            79,690
                                                       2004      1.099          1.183            81,083
                                                       2003      1.000          1.099             2,317

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      0.994          0.985                --
                                                       2009      1.018          0.994           109,621
                                                       2008      1.018          1.018           149,816
                                                       2007      0.996          1.018           454,296
                                                       2006      0.977          0.996            15,394
                                                       2005      0.975          0.977            16,921
                                                       2004      0.992          0.975                --
                                                       2003      1.000          0.992                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.560          1.660                --
                                                       2006      1.419          1.560             3,347
                                                       2005      1.388          1.419             3,347
                                                       2004      1.232          1.388             3,347
                                                       2003      1.000          1.232             3,347

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.438          1.503                --
                                                       2006      1.249          1.438            17,056
                                                       2005      1.232          1.249            51,513
                                                       2004      1.168          1.232            51,513
                                                       2003      1.000          1.168                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.436          1.488                --
                                                       2006      1.257          1.436           278,027
                                                       2005      1.249          1.257           300,534
                                                       2004      1.138          1.249            83,066
                                                       2003      1.000          1.138            34,762

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.608          1.766                --
                                                       2006      1.470          1.608           119,336
                                                       2005      1.394          1.470           124,386
                                                       2004      1.153          1.394            22,009
                                                       2003      1.000          1.153            14,386

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.492          1.560                --
                                                       2006      1.419          1.492                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.204          1.176                --
                                                       2010      1.098          1.204                --
                                                       2009      0.945          1.098                --
                                                       2008      1.548          0.945                --
                                                       2007      1.547          1.548                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.854          0.789                --
                                                       2010      0.754          0.854                --
                                                       2009      0.573          0.754                --
                                                       2008      1.006          0.573                --
                                                       2007      1.212          1.006                --
                                                       2006      1.003          1.212                --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.376          1.205                --
                                                       2010      1.181          1.376                --
                                                       2009      0.939          1.181                --
                                                       2008      1.289          0.939                --
                                                       2007      1.336          1.289                --
                                                       2006      1.262          1.336                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.675          1.404            11,885
                                                       2010      1.474          1.675            13,053
                                                       2009      0.973          1.474           141,759
                                                       2008      1.684          0.973           168,210
                                                       2007      1.744          1.684            98,803
                                                       2006      1.593          1.744            98,803

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.312          1.267                (0)
                                                       2010      1.064          1.312             5,208
                                                       2009      0.814          1.064                (0)
                                                       2008      1.361          0.814             1,091
                                                       2007      1.254          1.361             1,778
                                                       2006      1.272          1.254             1,778

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.652          1.492             7,770
                                                       2010      1.546          1.652            88,870
                                                       2009      1.108          1.546             7,770
                                                       2008      1.956          1.108                --
                                                       2007      1.539          1.956                --
                                                       2006      1.511          1.539                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.041          0.961           259,652
                                                       2010      0.869          1.041           138,740
                                                       2009      0.652          0.869                --
                                                       2008      1.040          0.652                --
                                                       2008      1.085          1.040                --
                                                       2007      1.233          1.085                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.939          0.881            14,185
                                                       2010      0.767          0.939            13,348
                                                       2009      0.622          0.767            32,720
                                                       2008      1.043          0.622            32,720
                                                       2007      1.065          1.043            39,039
                                                       2006      1.002          1.065                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.791          0.750                --
                                                       2008      1.416          0.791               781
                                                       2007      1.299          1.416               783
                                                       2006      1.324          1.299               785

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2011      1.079          0.979                --
                                                       2010      1.038          1.079                --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.956          0.812                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.440          1.933             9,422
                                                       2010      2.025          2.440             9,584
                                                       2009      1.230          2.025            26,770
                                                       2008      2.704          1.230            20,117

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.587          1.381                --
                                                       2010      1.462          1.587                --
                                                       2009      1.141          1.462                --
                                                       2008      2.031          1.141                --
                                                       2007      1.947          2.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.282          1.392            49,845
                                                       2010      1.218          1.282            42,623
                                                       2009      1.056          1.218            42,623
                                                       2008      1.161          1.056            24,778
                                                       2007      1.104          1.161            24,778

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.375          1.383            67,881
                                                       2010      1.305          1.375            44,213
                                                       2009      1.179          1.305            67,116

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.300          1.209                (0)
                                                       2010      1.148          1.300                (0)
                                                       2009      0.951          1.148            79,170
                                                       2008      1.453          0.951             2,093
                                                       2007      1.421          1.453             3,409
                                                       2006      1.330          1.421            18,035

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.247                --
                                                       2006      1.084          1.134                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.456          1.471                (0)
                                                       2010      1.332          1.456                (0)
                                                       2009      1.028          1.332                (0)
                                                       2008      1.182          1.028                --
                                                       2007      1.137          1.182            12,995
                                                       2006      1.105          1.137            12,995

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.881          0.824           165,258
                                                       2010      0.773          0.881           170,765
                                                       2009      0.670          0.773           173,128
                                                       2008      1.080          0.670           423,165
                                                       2007      1.069          1.080           441,380
                                                       2006      1.001          1.069            73,140

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.950          0.843             2,812
                                                       2010      0.813          0.950             2,861
                                                       2009      0.660          0.813           119,958
                                                       2008      0.965          0.660           157,314
                                                       2007      1.022          0.965           122,538
                                                       2006      1.003          1.022           114,470

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.305          1.232             1,319
                                                       2010      1.163          1.305             1,321
                                                       2009      0.800          1.163             1,324
                                                       2008      1.513          0.800             1,327
                                                       2007      1.290          1.513             8,908
                                                       2006      1.330          1.290             8,910

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2011      1.128          1.170            26,462
                                                       2010      1.070          1.128            21,872
                                                       2009      1.005          1.070            16,055
                                                       2008      1.070          1.005             2,680
                                                       2007      1.035          1.070            74,783
                                                       2006      1.004          1.035            80,679

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.083          0.960               802
                                                       2010      0.927          1.083               805
                                                       2009      0.741          0.927               808

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      0.968          0.943            75,141
                                                       2010      0.985          0.968            96,122

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.717          0.707                --
                                                       2008      1.231          0.717            19,499
                                                       2007      1.265          1.231            54,319
                                                       2006      1.239          1.265            54,319

  MSF Davis Venture Value Subaccount (Class B)
  (5/11).............................................  2011      1.171          1.029           350,790

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.694          0.722                --
                                                       2008      1.290          0.694            46,249
                                                       2007      1.274          1.290                --
                                                       2006      1.266          1.274                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.047          0.957                (0)
                                                       2010      0.939          1.047                (0)
                                                       2009      0.792          0.939                (0)
                                                       2008      1.333          0.792             5,023
                                                       2007      1.314          1.333            12,406
                                                       2006      1.290          1.314            16,135

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2011      1.299          1.272            23,230
                                                       2010      1.194          1.299            24,260
                                                       2009      0.876          1.194            25,373
                                                       2008      1.329          0.876            26,612

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.888          0.959                --
                                                       2010      0.788          0.888                --
                                                       2009      0.615          0.788                --
                                                       2008      1.060          0.615                --
                                                       2007      1.053          1.060                --
                                                       2006      1.002          1.053                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.119          1.126                --
                                                       2010      1.043          1.119                --
                                                       2009      0.889          1.043                --
                                                       2008      1.065          0.889                --
                                                       2007      1.036          1.065                --
                                                       2006      1.001          1.036                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.064          1.048                --
                                                       2010      0.980          1.064                --
                                                       2009      0.813          0.980                --
                                                       2008      1.064          0.813                --
                                                       2007      1.042          1.064                --
                                                       2006      1.002          1.042                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.006          0.967                --
                                                       2010      0.913          1.006                --
                                                       2009      0.740          0.913                --
                                                       2008      1.065          0.740                --
                                                       2007      1.047          1.065                --
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.946          0.887                --
                                                       2010      0.846          0.946                --
                                                       2009      0.673          0.846                --
                                                       2008      1.065          0.673             1,929
                                                       2007      1.052          1.065             3,143
                                                       2006      1.002          1.052             3,143

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.175          1.163                --
                                                       2010      1.053          1.175                --
                                                       2009      0.862          1.053            23,587

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.215          1.210           128,068
                                                       2010      1.135          1.215           143,281
                                                       2009      0.984          1.135           169,949
                                                       2008      1.300          0.984           172,321
                                                       2007      1.281          1.300           229,849
                                                       2006      1.207          1.281           229,884

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.203          1.182                --
                                                       2010      1.108          1.203                --
                                                       2009      0.941          1.108                --
                                                       2008      1.432          0.941                --
                                                       2007      1.365          1.432                --
                                                       2006      1.244          1.365                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2011      0.963          0.860            39,044
                                                       2010      0.853          0.963            32,218
                                                       2009      0.626          0.853            32,218
                                                       2008      1.081          0.626            32,218
                                                       2007      1.044          1.081            32,218
                                                       2006      0.996          1.044            32,218

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.011          0.972                --
                                                       2010      0.889          1.011                --
                                                       2009      0.638          0.889                --
                                                       2008      1.129          0.638                --
                                                       2007      1.062          1.129                --
                                                       2006      0.998          1.062                --

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.210          1.219            22,152

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099                --
                                                       2006      1.102          1.081            24,778
                                                       2005      1.107          1.102            24,778
                                                       2004      1.044          1.107            24,778
                                                       2003      1.000          1.044             8,388

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176                --
                                                       2008      1.118          1.142            76,399
                                                       2007      1.055          1.118           143,519
                                                       2006      1.043          1.055           150,585
                                                       2005      1.045          1.043           183,492
                                                       2004      1.022          1.045           111,986
                                                       2003      1.000          1.022            18,097

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.814          1.958                --
                                                       2006      1.458          1.814                --
                                                       2005      1.334          1.458                --
                                                       2004      1.178          1.334                --
                                                       2003      1.000          1.178                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.809          1.925                --
                                                       2006      1.582          1.809           103,489
                                                       2005      1.517          1.582            48,165
                                                       2004      1.234          1.517             4,533
                                                       2003      1.000          1.234             4,533

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.247          1.324                --
                                                       2005      1.177          1.247               788
                                                       2004      1.134          1.177               790
                                                       2003      1.000          1.134               791

  Travelers Equity Income Subaccount (11/99).........  2006      1.232          1.290                --
                                                       2005      1.210          1.232            17,027
                                                       2004      1.130          1.210            12,164
                                                       2003      1.000          1.130             3,725

  Travelers Large Cap Subaccount (11/99).............  2006      1.232          1.266                --
                                                       2005      1.164          1.232                --
                                                       2004      1.121          1.164                --
                                                       2003      1.000          1.121                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169                --
                                                       2005      1.000          1.103                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.015                --
                                                       2005      1.000          1.014                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082                --
                                                       2005      1.000          1.048                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124                --
                                                       2005      1.000          1.081             3,105

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.042                --
                                                       2005      1.000          1.026                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.017          1.004                --
                                                       2005      1.029          1.017            82,749
                                                       2004      1.027          1.029            66,571
                                                       2003      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.341          1.419                --
                                                       2005      1.228          1.341                --
                                                       2004      1.087          1.228                --
                                                       2003      1.000          1.087                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.261          1.330                --
                                                       2005      1.256          1.261             8,919
                                                       2004      1.130          1.256                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.173          1.207                --
                                                       2005      1.169          1.173           247,382
                                                       2004      1.076          1.169           212,496
                                                       2003      1.000          1.076            92,014

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244                --
                                                       2005      1.113          1.155                --
                                                       2004      1.000          1.113                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.392          1.593                --
                                                       2005      1.304          1.392            98,803
                                                       2004      1.156          1.304            98,803
                                                       2003      1.000          1.156                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.258          1.330                --
                                                       2005      1.218          1.258            19,943
                                                       2004      1.125          1.218            16,914
                                                       2003      1.000          1.125                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.084                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105                --
                                                       2005      1.087          1.098            12,995
                                                       2004      1.000          1.087                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.190          1.238                --
                                                       2005      1.197          1.190                --
                                                       2004      1.114          1.197             6,418
                                                       2003      1.000          1.114             3,281

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.272                --
                                                       2005      1.000          1.108             1,971

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.262                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.197          1.239                --
                                                       2005      1.140          1.197            54,319
                                                       2004      1.126          1.140            54,319
                                                       2003      1.000          1.126                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR FLEX

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.190          1.266               --
                                                       2006      1.144          1.190               --
                                                       2005      1.075          1.144               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.423          1.404               --
                                                       2007      1.328          1.423               --
                                                       2006      1.221          1.328               --
                                                       2005      1.161          1.221               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.212          1.260               --
                                                       2010      1.025          1.212               --
                                                       2009      0.891          1.025               --
                                                       2008      1.247          0.891               --
                                                       2007      1.308          1.247               --
                                                       2006      1.139          1.308               --
                                                       2005      1.124          1.139               --
                                                       2004      1.033          1.124               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.686          1.573               --
                                                       2010      1.348          1.686            3,157
                                                       2009      0.958          1.348            3,160
                                                       2008      1.699          0.958            3,164
                                                       2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      1.000          1.303           12,822

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.807          1.583           58,303
                                                       2010      1.700          1.807           57,454
                                                       2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      1.000          1.281           67,115

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.211          1.213               --
                                                       2010      0.991          1.211               --
                                                       2009      0.753          0.991               --
                                                       2008      1.293          0.753               --
                                                       2007      1.346          1.293               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.160          1.225           23,711
                                                       2010      1.055          1.160           23,748
                                                       2009      0.878          1.055           39,167
                                                       2008      1.377          0.878           55,768
                                                       2007      1.376          1.377          145,958

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.464          1.346           14,446
                                                       2010      1.281          1.464           30,559
                                                       2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.701          1.625           47,305

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.232          1.289               --
                                                       2006      1.066          1.232               --
                                                       2005      1.000          1.066               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.226          1.259               --
                                                       2006      1.114          1.226               --
                                                       2005      1.104          1.114               --
                                                       2004      1.038          1.104               --
                                                       2003      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.314          1.358               --
                                                       2006      1.211          1.314               --
                                                       2005      1.126          1.211               --
                                                       2004      1.056          1.126               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.324          1.328               --
                                                       2010      1.256          1.324               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.076          0.999               --
                                                       2010      0.894          1.076               --
                                                       2009      0.667          0.894               --
                                                       2008      1.058          0.667               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.731          0.693               --
                                                       2008      1.302          0.731               --
                                                       2007      1.251          1.302               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.760          1.541               --
                                                       2010      1.612          1.760               --
                                                       2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.901          0.871               --
                                                       2010      0.840          0.901               --
                                                       2009      0.597          0.840               --
                                                       2008      1.126          0.597               --
                                                       2007      1.005          1.126               --
                                                       2006      1.000          1.005               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.489          1.478          257,831

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.326          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.476          1.496               --
                                                       2010      1.344          1.476               --
                                                       2009      1.102          1.344               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.048          0.934               --
                                                       2010      0.894          1.048               --
                                                       2009      0.713          0.894               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      1.015          0.995               --
                                                       2010      1.035          1.015               --
                                                       2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.928          0.929               --
                                                       2010      0.862          0.928               --
                                                       2009      0.743          0.862               --
                                                       2008      0.977          0.743               --
                                                       2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.992          0.890               --
                                                       2010      0.873          0.992               --
                                                       2009      0.637          0.873               --
                                                       2008      1.093          0.637               --
                                                       2007      1.049          1.093               --
                                                       2006      0.996          1.049               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.130          1.180               --
                                                       2005      1.100          1.130               --
                                                       2004      1.052          1.100               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.407          1.530               --
                                                       2005      1.259          1.407               --
                                                       2004      1.080          1.259               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.021          1.056               --
                                                       2006      1.010          1.021               --
                                                       2005      1.012          1.010               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.000          0.998               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.077          1.141               --
                                                       2005      1.059          1.077               --
                                                       2004      1.033          1.059               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.301          1.328               --
                                                       2010      1.219          1.301               --
                                                       2009      1.060          1.219               --
                                                       2008      1.091          1.060               --
                                                       2007      1.079          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.056          0.997               --
                                                       2010      0.986          1.056               --
                                                       2009      0.869          0.986               --
                                                       2008      1.315          0.869               --
                                                       2007      1.261          1.315               --
                                                       2006      1.098          1.261               --
                                                       2005      1.000          1.098               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.586          1.937               --
                                                       2010      2.282          2.586               --
                                                       2009      1.338          2.282               --
                                                       2008      3.274          1.338               --
                                                       2007      2.345          3.274               --
                                                       2006      1.765          2.345               --
                                                       2005      1.309          1.765               --
                                                       2004      1.125          1.309               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.312          1.361               --
                                                       2010      1.123          1.312               --
                                                       2009      1.006          1.123               --
                                                       2008      1.476          1.006               --
                                                       2007      1.498          1.476               --
                                                       2006      1.251          1.498               --
                                                       2005      1.210          1.251               --
                                                       2004      1.064          1.210               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.168          1.281               --
                                                       2006      0.999          1.168               --
                                                       2005      1.000          0.999               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.340          1.695               --
                                                       2005      1.268          1.340               --
                                                       2004      1.094          1.268               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.244          1.329               --
                                                       2010      1.097          1.244               --
                                                       2009      0.896          1.097               --
                                                       2008      1.393          0.896               --
                                                       2007      1.356          1.393               --
                                                       2006      1.189          1.356               --
                                                       2005      1.145          1.189               --
                                                       2004      1.053          1.145               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.739          0.736               --
                                                       2008      1.147          0.739               --
                                                       2007      1.146          1.147               --
                                                       2006      1.044          1.146               --
                                                       2005      1.000          1.044               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.172          1.255               --
                                                       2009      0.747          1.172               --
                                                       2008      1.185          0.747               --
                                                       2007      1.145          1.185               --
                                                       2006      1.079          1.145               --
                                                       2005      1.082          1.079               --
                                                       2004      1.025          1.082               --
                                                       2003      1.000          1.025               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.740          0.708               --
                                                       2008      1.255          0.740               --
                                                       2007      1.217          1.255               --
                                                       2006      1.085          1.217               --
                                                       2005      1.000          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.139          1.080               --
                                                       2010      1.013          1.139               --
                                                       2009      0.779          1.013               --
                                                       2008      1.224          0.779               --
                                                       2007      1.181          1.224               --
                                                       2006      1.069          1.181               --
                                                       2005      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.144          1.098               --
                                                       2010      1.024          1.144               --
                                                       2009      0.795          1.024               --
                                                       2008      1.177          0.795               --
                                                       2007      1.137          1.177               --
                                                       2006      1.048          1.137               --
                                                       2005      1.000          1.048               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.610          0.642               --
                                                       2008      1.222          0.610               --
                                                       2007      1.160          1.222               --
                                                       2006      1.086          1.160               --
                                                       2005      1.073          1.086               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.027          0.937               --
                                                       2008      1.910          1.027               --
                                                       2007      1.721          1.910               --
                                                       2006      1.432          1.721               --
                                                       2005      1.268          1.432               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.386          1.279               --
                                                       2010      1.199          1.386               --
                                                       2009      0.977          1.199               --
                                                       2008      1.505          0.977               --
                                                       2007      1.457          1.505               --
                                                       2006      1.324          1.457               --
                                                       2005      1.255          1.324               --
                                                       2004      1.051          1.255               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.747          0.768               --
                                                       2008      1.236          0.747               --
                                                       2007      1.166          1.236               --
                                                       2006      1.157          1.166               --
                                                       2005      1.092          1.157               --
                                                       2004      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.624          1.748               --
                                                       2010      1.289          1.624               --
                                                       2009      1.000          1.289               --
                                                       2008      1.655          1.000               --
                                                       2007      2.087          1.655               --
                                                       2006      1.560          2.087               --
                                                       2005      1.385          1.560               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159               --
                                                       2005      1.070          1.097               --
                                                       2004      1.000          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.839          0.800               --
                                                       2008      1.383          0.839               --
                                                       2007      1.521          1.383               --
                                                       2006      1.359          1.521               --
                                                       2005      1.248          1.359               --
                                                       2004      1.062          1.248               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.148          1.217               --
                                                       2005      1.152          1.148               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.039          1.098               --
                                                       2008      1.201          1.039               --
                                                       2007      1.154          1.201               --
                                                       2006      1.108          1.154               --
                                                       2005      1.103          1.108               --
                                                       2004      1.024          1.103               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.341          1.338               --
                                                       2006      1.189          1.341               --
                                                       2005      1.159          1.189               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.188          1.264                --
                                                       2006      1.143          1.188            40,647
                                                       2005      1.075          1.143            43,562
                                                       2004      1.032          1.075            40,658
                                                       2003      1.000          1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.420          1.401                --
                                                       2007      1.326          1.420             2,326
                                                       2006      1.220          1.326             2,277
                                                       2005      1.161          1.220               998
                                                       2004      1.043          1.161                --
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.208          1.254            78,614
                                                       2010      1.022          1.208            79,873
                                                       2009      0.889          1.022            81,030
                                                       2008      1.245          0.889           103,047
                                                       2007      1.306          1.245           138,639
                                                       2006      1.138          1.306           140,002
                                                       2005      1.123          1.138           203,847
                                                       2004      1.033          1.123           169,628
                                                       2003      1.000          1.033                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.486          1.386            31,053
                                                       2010      1.188          1.486            44,417
                                                       2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      1.000          1.153           155,747

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.441           145,563
                                                       2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      1.000          1.172           513,949

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.207          1.208            44,991
                                                       2010      0.987          1.207            47,131
                                                       2009      0.751          0.987            48,316
                                                       2008      1.290          0.751            56,796
                                                       2007      1.344          1.290            43,853

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.223          1.290           505,296
                                                       2010      1.113          1.223           569,393
                                                       2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.454          1.454         1,246,258

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.364          1.254           690,899
                                                       2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.231          1.288                --
                                                       2006      1.066          1.231                --
                                                       2005      1.000          1.066                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.224          1.257                --
                                                       2006      1.113          1.224            24,641
                                                       2005      1.103          1.113            10,159
                                                       2004      1.038          1.103             5,595
                                                       2003      1.000          1.038                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.312          1.356                --
                                                       2006      1.209          1.312            38,447
                                                       2005      1.126          1.209            38,050
                                                       2004      1.056          1.126            39,542
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.319          1.323            99,504
                                                       2010      1.252          1.319            99,863

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.073          0.996             3,327
                                                       2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.729          0.692                --
                                                       2008      1.299          0.729            23,620
                                                       2007      1.249          1.299            37,011

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.415           124,348
                                                       2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.899          0.869            29,127
                                                       2010      0.839          0.899            29,130
                                                       2009      0.596          0.839            27,277
                                                       2008      1.125          0.596            15,957
                                                       2007      1.005          1.125            15,930
                                                       2006      1.000          1.005            15,953

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.569          1.557         1,709,735

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.321          1.159           110,592

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.470          1.490            58,926
                                                       2010      1.340          1.470            59,151
                                                       2009      1.099          1.340            56,591

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.044          0.931            25,665
                                                       2010      0.891          1.044            26,192
                                                       2009      0.711          0.891            23,468

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      1.006          0.985            68,772
                                                       2010      1.027          1.006           267,069
                                                       2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.926          0.927             4,733
                                                       2010      0.861          0.926             4,767
                                                       2009      0.743          0.861             4,802
                                                       2008      0.976          0.743             4,835
                                                       2007      0.996          0.976                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.989          0.888           154,725
                                                       2010      0.871          0.989           150,091
                                                       2009      0.636          0.871           150,644
                                                       2008      1.092          0.636           189,218
                                                       2007      1.049          1.092           139,910
                                                       2006      0.996          1.049           104,745

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.129          1.178                --
                                                       2005      1.099          1.129            52,627
                                                       2004      1.052          1.099            45,941
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.406          1.528                --
                                                       2005      1.258          1.406           126,041
                                                       2004      1.080          1.258           100,296
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.019          1.054                --
                                                       2006      1.009          1.019            50,981
                                                       2005      1.012          1.009            52,599
                                                       2004      1.002          1.012            32,300
                                                       2003      1.000          1.002                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.108                --
                                                       2005      0.998          0.989            25,569
                                                       2004      1.000          0.998            23,613

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.139                --
                                                       2005      1.058          1.075            21,041
                                                       2004      1.033          1.058                --
                                                       2003      1.000          1.033                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.299          1.326                --
                                                       2010      1.217          1.299            35,599
                                                       2009      1.059          1.217            36,889
                                                       2008      1.091          1.059           105,224
                                                       2007      1.079          1.091            80,175

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.053          0.994                --
                                                       2010      0.984          1.053                --
                                                       2009      0.868          0.984                --
                                                       2008      1.313          0.868                --
                                                       2007      1.260          1.313                --
                                                       2006      1.097          1.260                --
                                                       2005      1.000          1.097                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.577          1.929             4,381
                                                       2010      2.275          2.577             4,383
                                                       2009      1.335          2.275             3,586
                                                       2008      3.267          1.335             3,850
                                                       2007      2.341          3.267             6,411
                                                       2006      1.764          2.341             3,915
                                                       2005      1.308          1.764             3,574
                                                       2004      1.125          1.308             3,194
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.308          1.355            51,052
                                                       2010      1.120          1.308            51,052
                                                       2009      1.003          1.120            51,052
                                                       2008      1.473          1.003            68,845
                                                       2007      1.496          1.473            68,859
                                                       2006      1.250          1.496            74,000
                                                       2005      1.209          1.250           122,924
                                                       2004      1.064          1.209            85,350
                                                       2003      1.000          1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.167          1.279                --
                                                       2006      0.999          1.167                --
                                                       2005      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.338          1.693                --
                                                       2005      1.267          1.338                --
                                                       2004      1.094          1.267                --
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.240          1.324                --
                                                       2010      1.094          1.240           111,584
                                                       2009      0.894          1.094           205,883
                                                       2008      1.390          0.894           225,832
                                                       2007      1.354          1.390           253,060
                                                       2006      1.188          1.354           139,950
                                                       2005      1.144          1.188           122,330
                                                       2004      1.053          1.144           122,767
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.738          0.735                --
                                                       2008      1.146          0.738                --
                                                       2007      1.145          1.146                --
                                                       2006      1.044          1.145                --
                                                       2005      1.000          1.044                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.169          1.251                --
                                                       2009      0.745          1.169            89,337
                                                       2008      1.182          0.745           116,591
                                                       2007      1.143          1.182           163,210
                                                       2006      1.078          1.143           173,445
                                                       2005      1.082          1.078           243,066
                                                       2004      1.024          1.082           162,564
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.739          0.706                --
                                                       2008      1.253          0.739                --
                                                       2007      1.216          1.253                --
                                                       2006      1.085          1.216                --
                                                       2005      1.000          1.085                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.136          1.077           313,928
                                                       2010      1.010          1.136           334,391
                                                       2009      0.777          1.010           346,046
                                                       2008      1.222          0.777           434,965
                                                       2007      1.180          1.222           404,345
                                                       2006      1.069          1.180           251,379
                                                       2005      1.000          1.069                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.141          1.094           193,409
                                                       2010      1.022          1.141           199,889
                                                       2009      0.794          1.022           187,303
                                                       2008      1.176          0.794           259,891
                                                       2007      1.136          1.176           219,453
                                                       2006      1.048          1.136            39,794
                                                       2005      1.000          1.048                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.609          0.640                --
                                                       2008      1.219          0.609            28,932
                                                       2007      1.158          1.219            28,808
                                                       2006      1.085          1.158            28,792
                                                       2005      1.073          1.085            28,484
                                                       2004      1.029          1.073            28,185
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.025          0.935                --
                                                       2008      1.906          1.025             3,323
                                                       2007      1.718          1.906            16,777
                                                       2006      1.431          1.718             1,808
                                                       2005      1.268          1.431               893
                                                       2004      1.093          1.268                --
                                                       2003      1.000          1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.381          1.274            78,606
                                                       2010      1.196          1.381            77,752
                                                       2009      0.974          1.196            77,976
                                                       2008      1.501          0.974           107,902
                                                       2007      1.455          1.501           107,645
                                                       2006      1.323          1.455           109,942
                                                       2005      1.254          1.323            99,104
                                                       2004      1.051          1.254            97,250
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.745          0.766                --
                                                       2008      1.234          0.745            77,912
                                                       2007      1.165          1.234            77,772
                                                       2006      1.156          1.165            74,361
                                                       2005      1.091          1.156           149,132
                                                       2004      1.000          1.091            97,754

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.619          1.741            17,136
                                                       2010      1.285          1.619            17,138
                                                       2009      0.997          1.285            17,887
                                                       2008      1.651          0.997            21,768
                                                       2007      2.084          1.651            31,960
                                                       2006      1.558          2.084            34,588
                                                       2005      1.385          1.558            36,541
                                                       2004      1.044          1.385            24,930
                                                       2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.158          1.363                --
                                                       2006      1.096          1.158           116,299
                                                       2005      1.069          1.096           115,167
                                                       2004      1.000          1.069            88,717

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.837          0.798                --
                                                       2008      1.381          0.837            47,448
                                                       2007      1.518          1.381            51,746
                                                       2006      1.358          1.518            52,123
                                                       2005      1.247          1.358            97,353
                                                       2004      1.062          1.247            23,767
                                                       2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.147          1.216                --
                                                       2005      1.152          1.147            26,183
                                                       2004      1.038          1.152            21,804
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.037          1.095                --
                                                       2008      1.198          1.037            75,090
                                                       2007      1.152          1.198           119,210
                                                       2006      1.107          1.152           272,712
                                                       2005      1.103          1.107           148,260
                                                       2004      1.024          1.103           139,896
                                                       2003      1.000          1.024                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.339          1.335                --
                                                       2006      1.188          1.339           125,813
                                                       2005      1.158          1.188           127,237
                                                       2004      1.061          1.158           127,701
                                                       2003      1.000          1.061                --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.186          1.262               --
                                                       2006      1.142          1.186          161,608
                                                       2005      1.074          1.142               --
                                                       2004      1.032          1.074               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.417          1.398               --
                                                       2007      1.324          1.417               --
                                                       2006      1.219          1.324               --
                                                       2005      1.160          1.219               --
                                                       2004      1.043          1.160               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.204          1.249           14,175
                                                       2010      1.019          1.204           15,010
                                                       2009      0.887          1.019           15,923
                                                       2008      1.242          0.887            1,240
                                                       2007      1.304          1.242            4,434
                                                       2006      1.137          1.304            4,243
                                                       2005      1.122          1.137              980
                                                       2004      1.033          1.122               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.532          1.428              636
                                                       2010      1.226          1.532              637
                                                       2009      0.872          1.226           45,868
                                                       2008      1.548          0.872          141,504
                                                       2007      1.422          1.548          143,793
                                                       2006      1.336          1.422          143,990
                                                       2005      1.302          1.336          116,970
                                                       2004      1.192          1.302           94,927
                                                       2003      1.000          1.192           72,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.646          1.440           79,869
                                                       2010      1.550          1.646          145,939
                                                       2009      1.155          1.550          304,453
                                                       2008      1.979          1.155          316,483
                                                       2007      1.750          1.979          402,806
                                                       2006      1.472          1.750          352,954
                                                       2005      1.364          1.472          172,546
                                                       2004      1.175          1.364           10,115
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.202          1.203               --
                                                       2010      0.984          1.202               --
                                                       2009      0.749          0.984               --
                                                       2008      1.288          0.749               --
                                                       2007      1.342          1.288               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.071          1.130          526,086
                                                       2010      0.976          1.071          575,776
                                                       2009      0.813          0.976          675,141
                                                       2008      1.276          0.813          709,391
                                                       2007      1.276          1.276          742,354

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.294          1.189           81,563
                                                       2010      1.134          1.294          170,748
                                                       2009      0.895          1.134          207,006
                                                       2008      1.441          0.895          203,562
                                                       2007      1.510          1.441          233,632

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.230          1.287               --
                                                       2006      1.065          1.230           50,140
                                                       2005      1.000          1.065              519

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.222          1.255               --
                                                       2006      1.112          1.222           16,891
                                                       2005      1.103          1.112              988
                                                       2004      1.038          1.103               --
                                                       2003      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.310          1.354               --
                                                       2006      1.208          1.310               --
                                                       2005      1.125          1.208               --
                                                       2004      1.056          1.125               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.315          1.318           24,707
                                                       2010      1.248          1.315           26,158

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.070          0.993               --
                                                       2010      0.890          1.070              946
                                                       2009      0.664          0.890               --
                                                       2008      1.055          0.664               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.727          0.690               --
                                                       2008      1.297          0.727          161,608
                                                       2007      1.246          1.297          161,608

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.647          1.440              693
                                                       2010      1.510          1.647              694
                                                       2009      1.172          1.510              695
                                                       2008      2.077          1.172              696
                                                       2007      1.984          2.077               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.897          0.866           23,060
                                                       2010      0.837          0.897           24,421
                                                       2009      0.595          0.837          140,021
                                                       2008      1.124          0.595          133,311
                                                       2007      1.005          1.124          132,990
                                                       2006      1.000          1.005          123,001

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.453          1.442          470,845

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.316          1.154            5,381

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.465          1.484           19,603
                                                       2010      1.335          1.465           20,754
                                                       2009      1.096          1.335           32,947

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.041          0.927           10,070
                                                       2010      0.888          1.041           90,329
                                                       2009      0.709          0.888          171,698

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      1.015          0.994          106,531
                                                       2010      1.036          1.015          121,065
                                                       2009      1.054          1.036          151,660
                                                       2008      1.046          1.054           54,462
                                                       2007      1.017          1.046            9,494
                                                       2006      0.998          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.924          0.925               --
                                                       2010      0.860          0.924               --
                                                       2009      0.742          0.860               --
                                                       2008      0.976          0.742           25,315
                                                       2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.987          0.885           29,862
                                                       2010      0.869          0.987           50,084
                                                       2009      0.635          0.869           50,673
                                                       2008      1.091          0.635           50,676
                                                       2007      1.048          1.091           58,001
                                                       2006      0.996          1.048           54,963

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.128          1.177               --
                                                       2005      1.098          1.128              486
                                                       2004      1.052          1.098               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.404          1.526               --
                                                       2005      1.257          1.404            5,451
                                                       2004      1.080          1.257               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.018          1.052               --
                                                       2006      1.008          1.018            9,170
                                                       2005      1.011          1.008            6,366
                                                       2004      1.002          1.011               --
                                                       2003      1.000          1.002               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.988          1.106               --
                                                       2005      0.997          0.988              838
                                                       2004      1.000          0.997               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.137               --
                                                       2005      1.058          1.074               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.297          1.323               --
                                                       2010      1.216          1.297           38,583
                                                       2009      1.059          1.216           41,263
                                                       2008      1.091          1.059           17,985
                                                       2007      1.079          1.091            9,568

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.050          0.990           58,435
                                                       2010      0.981          1.050           79,159
                                                       2009      0.866          0.981          104,484
                                                       2008      1.311          0.866          104,737
                                                       2007      1.258          1.311          150,966
                                                       2006      1.097          1.258          123,631
                                                       2005      1.000          1.097           64,769

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.568          1.921            9,554
                                                       2010      2.268          2.568           19,733
                                                       2009      1.331          2.268           20,365
                                                       2008      3.261          1.331            9,617
                                                       2007      2.338          3.261           11,164
                                                       2006      1.762          2.338           11,870
                                                       2005      1.307          1.762            2,877
                                                       2004      1.125          1.307               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.303          1.350            1,308
                                                       2010      1.116          1.303            1,310
                                                       2009      1.001          1.116            1,312
                                                       2008      1.470          1.001            7,488
                                                       2007      1.493          1.470           43,572
                                                       2006      1.249          1.493           43,300
                                                       2005      1.208          1.249            8,644
                                                       2004      1.064          1.208               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.166          1.278               --
                                                       2006      0.998          1.166           15,375
                                                       2005      1.000          0.998           15,375

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.337          1.690               --
                                                       2005      1.266          1.337              426
                                                       2004      1.094          1.266               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.236          1.319               --
                                                       2010      1.090          1.236           19,043
                                                       2009      0.891          1.090           19,357
                                                       2008      1.387          0.891           19,370
                                                       2007      1.352          1.387           19,371
                                                       2006      1.186          1.352              711
                                                       2005      1.144          1.186              712
                                                       2004      1.053          1.144               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.736          0.733               --
                                                       2008      1.144          0.736           16,717
                                                       2007      1.144          1.144           61,131
                                                       2006      1.043          1.144           60,728
                                                       2005      1.000          1.043               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.165          1.247               --
                                                       2009      0.744          1.165           36,320
                                                       2008      1.180          0.744            9,109
                                                       2007      1.141          1.180            9,578
                                                       2006      1.077          1.141               --
                                                       2005      1.081          1.077               --
                                                       2004      1.024          1.081               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.738          0.705               --
                                                       2008      1.251          0.738           41,740
                                                       2007      1.215          1.251           41,764
                                                       2006      1.084          1.215           41,788
                                                       2005      1.000          1.084           11,721

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.133          1.073           85,687
                                                       2010      1.008          1.133          113,507
                                                       2009      0.776          1.008          231,257
                                                       2008      1.221          0.776          222,762
                                                       2007      1.179          1.221          176,550
                                                       2006      1.069          1.179          248,930
                                                       2005      1.000          1.069           76,623

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.137          1.091          126,207
                                                       2010      1.020          1.137          115,121
                                                       2009      0.792          1.020          121,998
                                                       2008      1.174          0.792          343,061
                                                       2007      1.135          1.174          138,189
                                                       2006      1.048          1.135          185,314
                                                       2005      1.000          1.048           61,758

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.607          0.638               --
                                                       2008      1.217          0.607               --
                                                       2007      1.157          1.217               --
                                                       2006      1.083          1.157               --
                                                       2005      1.072          1.083               --
                                                       2004      1.029          1.072               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.022          0.932               --
                                                       2008      1.903          1.022           19,109
                                                       2007      1.716          1.903           19,995
                                                       2006      1.429          1.716           20,742
                                                       2005      1.267          1.429            4,669
                                                       2004      1.093          1.267               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.376          1.269            4,335
                                                       2010      1.192          1.376            4,603
                                                       2009      0.972          1.192            4,881
                                                       2008      1.498          0.972            4,881
                                                       2007      1.453          1.498           32,364
                                                       2006      1.321          1.453           32,305
                                                       2005      1.254          1.321           46,366
                                                       2004      1.051          1.254               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.743          0.764               --
                                                       2008      1.231          0.743           41,111
                                                       2007      1.163          1.231           60,354
                                                       2006      1.155          1.163           53,854
                                                       2005      1.091          1.155           26,356
                                                       2004      1.000          1.091               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.613          1.734            8,543
                                                       2010      1.281          1.613            9,045
                                                       2009      0.995          1.281            9,610
                                                       2008      1.648          0.995               --
                                                       2007      2.080          1.648               --
                                                       2006      1.557          2.080               --
                                                       2005      1.384          1.557               --
                                                       2004      1.044          1.384               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.156          1.361               --
                                                       2006      1.095          1.156            7,884
                                                       2005      1.069          1.095            7,875
                                                       2004      1.000          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.835          0.795               --
                                                       2008      1.378          0.835           16,632
                                                       2007      1.516          1.378           17,880
                                                       2006      1.356          1.516           22,575
                                                       2005      1.247          1.356            4,694
                                                       2004      1.062          1.247               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.146          1.214               --
                                                       2005      1.151          1.146               --
                                                       2004      1.038          1.151               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.034          1.092               --
                                                       2008      1.196          1.034           12,387
                                                       2007      1.151          1.196           20,847
                                                       2006      1.106          1.151           11,455
                                                       2005      1.102          1.106           11,336
                                                       2004      1.024          1.102               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.337          1.332               --
                                                       2006      1.187          1.337           13,932
                                                       2005      1.158          1.187               --
                                                       2004      1.061          1.158               --
                                                       2003      1.000          1.061               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.182          1.258               --
                                                       2006      1.140          1.182               --
                                                       2005      1.073          1.140               --
                                                       2004      1.031          1.073               --
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.411          1.392               --
                                                       2007      1.320          1.411               --
                                                       2006      1.216          1.320               --
                                                       2005      1.159          1.216               --
                                                       2004      1.043          1.159               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.195          1.239               --
                                                       2010      1.013          1.195               --
                                                       2009      0.882          1.013               --
                                                       2008      1.237          0.882               --
                                                       2007      1.300          1.237               --
                                                       2006      1.134          1.300               --
                                                       2005      1.121          1.134               --
                                                       2004      1.032          1.121               --
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.521          1.416            3,103
                                                       2010      1.218          1.521            3,107
                                                       2009      0.867          1.218            8,937
                                                       2008      1.542          0.867            8,076
                                                       2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.634          1.428           93,309
                                                       2010      1.540          1.634           93,311
                                                       2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.194          1.193               --
                                                       2010      0.978          1.194               --
                                                       2009      0.745          0.978               --
                                                       2008      1.282          0.745               --
                                                       2007      1.337          1.282               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.063          1.121           35,120
                                                       2010      0.970          1.063           35,449
                                                       2009      0.808          0.970          206,565
                                                       2008      1.270          0.808          205,811
                                                       2007      1.271          1.270          203,103

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.285          1.179           97,229
                                                       2010      1.126          1.285           97,234
                                                       2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.504          1.435          154,084

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.228          1.284               --
                                                       2006      1.065          1.228               --
                                                       2005      1.000          1.065               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.219          1.251               --
                                                       2006      1.110          1.219               --
                                                       2005      1.102          1.110               --
                                                       2004      1.038          1.102               --
                                                       2003      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.306          1.349               --
                                                       2006      1.206          1.306               --
                                                       2005      1.124          1.206               --
                                                       2004      1.056          1.124               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.305          1.307               --
                                                       2010      1.240          1.305               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.064          0.986               --
                                                       2010      0.886          1.064               --
                                                       2009      0.662          0.886               --
                                                       2008      1.052          0.662               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.724          0.686               --
                                                       2008      1.291          0.724               --
                                                       2007      1.242          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.635          1.428               --
                                                       2010      1.500          1.635               --
                                                       2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.893          0.861               --
                                                       2010      0.834          0.893               --
                                                       2009      0.593          0.834               --
                                                       2008      1.122          0.593               --
                                                       2007      1.004          1.122               --
                                                       2006      1.000          1.004               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.442          1.430           94,952

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.306          1.145               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.455          1.472               --
                                                       2010      1.327          1.455               --
                                                       2009      1.090          1.327               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.033          0.919               --
                                                       2010      0.883          1.033               --
                                                       2009      0.705          0.883               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      1.007          0.986               --
                                                       2010      1.030          1.007               --
                                                       2009      1.048          1.030               --
                                                       2008      1.042          1.048               --
                                                       2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.921          0.920               --
                                                       2010      0.857          0.921               --
                                                       2009      0.741          0.857               --
                                                       2008      0.975          0.741               --
                                                       2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.982          0.880               --
                                                       2010      0.866          0.982               --
                                                       2009      0.633          0.866               --
                                                       2008      1.089          0.633               --
                                                       2007      1.047          1.089               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.126          1.174               --
                                                       2005      1.097          1.126               --
                                                       2004      1.052          1.097               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.402          1.523               --
                                                       2005      1.256          1.402               --
                                                       2004      1.080          1.256               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.015          1.047               --
                                                       2006      1.005          1.015               --
                                                       2005      1.010          1.005               --
                                                       2004      1.002          1.010               --
                                                       2003      1.000          1.002               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.103               --
                                                       2005      0.996          0.986               --
                                                       2004      1.000          0.996               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.072          1.134               --
                                                       2005      1.057          1.072               --
                                                       2004      1.033          1.057               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.293          1.319               --
                                                       2010      1.213          1.293               --
                                                       2009      1.057          1.213               --
                                                       2008      1.090          1.057               --
                                                       2007      1.079          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.044          0.984               --
                                                       2010      0.977          1.044               --
                                                       2009      0.863          0.977               --
                                                       2008      1.307          0.863               --
                                                       2007      1.256          1.307               --
                                                       2006      1.096          1.256               --
                                                       2005      1.000          1.096               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.550          1.905               --
                                                       2010      2.255          2.550               --
                                                       2009      1.324          2.255               --
                                                       2008      3.247          1.324               --
                                                       2007      2.331          3.247               --
                                                       2006      1.758          2.331               --
                                                       2005      1.306          1.758               --
                                                       2004      1.125          1.306               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.294          1.339               --
                                                       2010      1.109          1.294               --
                                                       2009      0.996          1.109               --
                                                       2008      1.464          0.996               --
                                                       2007      1.489          1.464               --
                                                       2006      1.246          1.489               --
                                                       2005      1.207          1.246               --
                                                       2004      1.063          1.207               --
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.164          1.275               --
                                                       2006      0.998          1.164               --
                                                       2005      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.334          1.685               --
                                                       2005      1.265          1.334               --
                                                       2004      1.094          1.265               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.227          1.309               --
                                                       2010      1.084          1.227               --
                                                       2009      0.887          1.084               --
                                                       2008      1.381          0.887               --
                                                       2007      1.348          1.381               --
                                                       2006      1.184          1.348               --
                                                       2005      1.142          1.184               --
                                                       2004      1.053          1.142               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.733          0.730               --
                                                       2008      1.141          0.733               --
                                                       2007      1.142          1.141               --
                                                       2006      1.042          1.142               --
                                                       2005      1.000          1.042               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.158          1.239               --
                                                       2009      0.740          1.158               --
                                                       2008      1.175          0.740               --
                                                       2007      1.138          1.175               --
                                                       2006      1.074          1.138               --
                                                       2005      1.080          1.074               --
                                                       2004      1.024          1.080               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.735          0.702               --
                                                       2008      1.248          0.735               --
                                                       2007      1.213          1.248               --
                                                       2006      1.084          1.213               --
                                                       2005      1.000          1.084               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.127          1.066               --
                                                       2010      1.003          1.127               --
                                                       2009      0.773          1.003               --
                                                       2008      1.218          0.773               --
                                                       2007      1.177          1.218               --
                                                       2006      1.068          1.177               --
                                                       2005      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.131          1.084               --
                                                       2010      1.015          1.131               --
                                                       2009      0.789          1.015               --
                                                       2008      1.171          0.789               --
                                                       2007      1.133          1.171               --
                                                       2006      1.047          1.133               --
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.604          0.635               --
                                                       2008      1.212          0.604               --
                                                       2007      1.153          1.212               --
                                                       2006      1.081          1.153               --
                                                       2005      1.071          1.081               --
                                                       2004      1.029          1.071               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.017          0.927               --
                                                       2008      1.895          1.017               --
                                                       2007      1.711          1.895               --
                                                       2006      1.426          1.711               --
                                                       2005      1.266          1.426               --
                                                       2004      1.092          1.266               --
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.366          1.259               --
                                                       2010      1.185          1.366               --
                                                       2009      0.967          1.185               --
                                                       2008      1.492          0.967               --
                                                       2007      1.448          1.492               --
                                                       2006      1.319          1.448               --
                                                       2005      1.252          1.319               --
                                                       2004      1.051          1.252               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.740          0.760               --
                                                       2008      1.227          0.740               --
                                                       2007      1.160          1.227               --
                                                       2006      1.153          1.160               --
                                                       2005      1.090          1.153               --
                                                       2004      1.000          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.601          1.720               --
                                                       2010      1.274          1.601               --
                                                       2009      0.990          1.274               --
                                                       2008      1.641          0.990               --
                                                       2007      2.074          1.641               --
                                                       2006      1.553          2.074               --
                                                       2005      1.382          1.553               --
                                                       2004      1.044          1.382               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.153          1.356               --
                                                       2006      1.093          1.153               --
                                                       2005      1.068          1.093               --
                                                       2004      1.000          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.831          0.791               --
                                                       2008      1.372          0.831               --
                                                       2007      1.511          1.372               --
                                                       2006      1.353          1.511               --
                                                       2005      1.245          1.353               --
                                                       2004      1.062          1.245               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.211               --
                                                       2005      1.150          1.143               --
                                                       2004      1.038          1.150               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.029          1.086               --
                                                       2008      1.191          1.029               --
                                                       2007      1.147          1.191               --
                                                       2006      1.104          1.147               --
                                                       2005      1.101          1.104               --
                                                       2004      1.023          1.101               --
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.333          1.327               --
                                                       2006      1.184          1.333               --
                                                       2005      1.157          1.184               --
                                                       2004      1.061          1.157               --
                                                       2003      1.000          1.061               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.181          1.256                 --
                                                       2006      1.138          1.181            555,544
                                                       2005      1.072          1.138            562,683
                                                       2004      1.031          1.072            432,311
                                                       2003      1.000          1.031                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.408          1.389                 --
                                                       2007      1.318          1.408            364,681
                                                       2006      1.215          1.318            390,668
                                                       2005      1.158          1.215            400,577
                                                       2004      1.043          1.158            359,909
                                                       2003      1.000          1.043                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.191          1.234            481,604
                                                       2010      1.010          1.191            618,254
                                                       2009      0.880          1.010            881,311
                                                       2008      1.235          0.880          1,154,221
                                                       2007      1.298          1.235          1,814,340
                                                       2006      1.133          1.298          1,882,417
                                                       2005      1.120          1.133          1,879,412
                                                       2004      1.032          1.120          1,202,183
                                                       2003      1.000          1.032                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.652          1.538            930,887
                                                       2010      1.324          1.652          1,350,625
                                                       2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      1.000          1.300          2,343,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.771          1.547          2,765,424
                                                       2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      1.000          1.278          2,712,781

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.190          1.188            356,578
                                                       2010      0.975          1.190            447,766
                                                       2009      0.743          0.975            557,192
                                                       2008      1.280          0.743            638,972
                                                       2007      1.335          1.280            997,729

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.137          1.197         13,558,339
                                                       2010      1.037          1.137         16,066,754
                                                       2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.361          1.360         31,555,909

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.435          1.316          4,586,735
                                                       2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.227          1.283                 --
                                                       2006      1.064          1.227             96,776
                                                       2005      1.000          1.064             56,835

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.217          1.249                 --
                                                       2006      1.108          1.217            277,030
                                                       2005      1.101          1.108            248,368
                                                       2004      1.038          1.101            175,845
                                                       2003      1.000          1.038                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.304          1.347                 --
                                                       2006      1.204          1.304          1,156,308
                                                       2005      1.123          1.204          1,301,396
                                                       2004      1.056          1.123            934,565
                                                       2003      1.000          1.056                 --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.301          1.302            286,501
                                                       2010      1.236          1.301            332,175

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.061          0.983            226,710
                                                       2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.722          0.684                 --
                                                       2008      1.289          0.722            367,054
                                                       2007      1.240          1.289            471,249

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.725          1.506            384,445
                                                       2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.891          0.859            278,589
                                                       2010      0.833          0.891            305,083
                                                       2009      0.593          0.833            602,482
                                                       2008      1.121          0.593            549,342
                                                       2007      1.003          1.121            758,684
                                                       2006      1.000          1.003            833,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.458          1.445         10,320,334

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.302          1.140            450,254

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.450          1.466            537,227
                                                       2010      1.323          1.450            662,345
                                                       2009      1.087          1.323            853,724

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.030          0.916            230,999
                                                       2010      0.880          1.030            274,706
                                                       2009      0.703          0.880            382,062

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.995          0.973          1,541,278
                                                       2010      1.017          0.995          1,155,191
                                                       2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.919          0.918            109,306
                                                       2010      0.856          0.919             24,652
                                                       2009      0.740          0.856             31,076
                                                       2008      0.975          0.740             59,881
                                                       2007      0.996          0.975                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.980          0.878            374,742
                                                       2010      0.865          0.980            476,074
                                                       2009      0.633          0.865            616,845
                                                       2008      1.088          0.633            946,246
                                                       2007      1.047          1.088          1,164,106
                                                       2006      0.996          1.047          1,290,904

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.124          1.173                 --
                                                       2005      1.097          1.124            710,061
                                                       2004      1.052          1.097            373,451
                                                       2003      1.000          1.052                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.400          1.521                 --
                                                       2005      1.255          1.400            842,660
                                                       2004      1.080          1.255            517,763
                                                       2003      1.000          1.080                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.013          1.045                 --
                                                       2006      1.004          1.013            743,996
                                                       2005      1.009          1.004            695,251
                                                       2004      1.002          1.009            320,291
                                                       2003      1.000          1.002                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.102                 --
                                                       2005      0.996          0.986             33,738
                                                       2004      1.000          0.996             23,565

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.132                 --
                                                       2005      1.056          1.071            231,998
                                                       2004      1.033          1.056            205,788
                                                       2003      1.000          1.033                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.291          1.317                 --
                                                       2010      1.212          1.291            156,060
                                                       2009      1.057          1.212            173,192
                                                       2008      1.090          1.057            426,592
                                                       2007      1.079          1.090            482,342

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.041          0.980            116,713
                                                       2010      0.974          1.041            128,053
                                                       2009      0.861          0.974            338,763
                                                       2008      1.306          0.861            163,613
                                                       2007      1.255          1.306            170,589
                                                       2006      1.096          1.255            216,382
                                                       2005      1.000          1.096            138,032

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.541          1.898             92,560
                                                       2010      2.248          2.541            100,828
                                                       2009      1.321          2.248            207,282
                                                       2008      3.241          1.321            147,639
                                                       2007      2.327          3.241            151,762
                                                       2006      1.756          2.327            213,283
                                                       2005      1.305          1.756            250,416
                                                       2004      1.125          1.305            193,943
                                                       2003      1.000          1.125                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.289          1.333            278,119
                                                       2010      1.106          1.289            323,140
                                                       2009      0.993          1.106            532,575
                                                       2008      1.461          0.993            693,555
                                                       2007      1.487          1.461          1,135,803
                                                       2006      1.245          1.487          1,192,974
                                                       2005      1.207          1.245          1,220,782
                                                       2004      1.063          1.207            926,741
                                                       2003      1.000          1.063                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.164          1.274                 --
                                                       2006      0.998          1.164             13,586
                                                       2005      1.000          0.998             13,586

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.333          1.683                 --
                                                       2005      1.264          1.333             54,132
                                                       2004      1.094          1.264             35,674
                                                       2003      1.000          1.094                 --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.222          1.304                 --
                                                       2010      1.080          1.222            553,880
                                                       2009      0.885          1.080            683,717
                                                       2008      1.378          0.885            870,222
                                                       2007      1.346          1.378          1,205,765
                                                       2006      1.183          1.346            888,089
                                                       2005      1.142          1.183          1,168,893
                                                       2004      1.053          1.142            903,407
                                                       2003      1.000          1.053                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.732          0.729                 --
                                                       2008      1.140          0.732             83,827
                                                       2007      1.141          1.140             80,434
                                                       2006      1.042          1.141            107,686
                                                       2005      1.000          1.042             68,795

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.155          1.235                 --
                                                       2009      0.738          1.155            461,605
                                                       2008      1.173          0.738            752,945
                                                       2007      1.136          1.173          1,326,909
                                                       2006      1.073          1.136          1,383,584
                                                       2005      1.079          1.073          1,397,486
                                                       2004      1.024          1.079            892,942
                                                       2003      1.000          1.024                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.734          0.701                 --
                                                       2008      1.247          0.734            207,028
                                                       2007      1.212          1.247            247,460
                                                       2006      1.083          1.212            260,396
                                                       2005      1.000          1.083            190,939

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.123          1.062             27,425
                                                       2010      1.001          1.123            215,411
                                                       2009      0.772          1.001            450,517
                                                       2008      1.216          0.772            356,930
                                                       2007      1.176          1.216            520,476
                                                       2006      1.068          1.176            507,680
                                                       2005      1.000          1.068            106,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.128          1.080            128,004
                                                       2010      1.013          1.128            176,167
                                                       2009      0.788          1.013            211,427
                                                       2008      1.170          0.788            186,745
                                                       2007      1.132          1.170            273,036
                                                       2006      1.047          1.132            278,721
                                                       2005      1.000          1.047            727,734

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.603          0.633                 --
                                                       2008      1.209          0.603             46,215
                                                       2007      1.151          1.209             77,327
                                                       2006      1.080          1.151             60,242
                                                       2005      1.070          1.080             59,975
                                                       2004      1.029          1.070             61,661
                                                       2003      1.000          1.029                 --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.014          0.925                 --
                                                       2008      1.891          1.014            128,622
                                                       2007      1.708          1.891            202,333
                                                       2006      1.425          1.708            168,702
                                                       2005      1.265          1.425            110,423
                                                       2004      1.092          1.265             80,298
                                                       2003      1.000          1.092                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.362          1.254            168,291
                                                       2010      1.181          1.362            188,040
                                                       2009      0.964          1.181            273,760
                                                       2008      1.489          0.964            377,199
                                                       2007      1.446          1.489            444,137
                                                       2006      1.317          1.446            475,706
                                                       2005      1.251          1.317            514,960
                                                       2004      1.051          1.251            253,835
                                                       2003      1.000          1.051                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.738          0.758                 --
                                                       2008      1.224          0.738            396,300
                                                       2007      1.158          1.224            458,296
                                                       2006      1.152          1.158            533,070
                                                       2005      1.089          1.152            360,162
                                                       2004      1.000          1.089            127,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.596          1.713             77,697
                                                       2010      1.270          1.596             76,357
                                                       2009      0.987          1.270            112,644
                                                       2008      1.638          0.987            120,481
                                                       2007      2.071          1.638            191,937
                                                       2006      1.552          2.071            185,525
                                                       2005      1.382          1.552            194,365
                                                       2004      1.044          1.382            161,141
                                                       2003      1.000          1.044                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.151          1.353                 --
                                                       2006      1.092          1.151            358,273
                                                       2005      1.068          1.092            392,122
                                                       2004      1.000          1.068            156,253

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.829          0.789                 --
                                                       2008      1.369          0.829            211,641
                                                       2007      1.509          1.369            250,511
                                                       2006      1.352          1.509            273,860
                                                       2005      1.244          1.352            275,744
                                                       2004      1.062          1.244            157,633
                                                       2003      1.000          1.062                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.142          1.209                 --
                                                       2005      1.149          1.142             38,933
                                                       2004      1.038          1.149             22,339
                                                       2003      1.000          1.038                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.026          1.083                 --
                                                       2008      1.189          1.026          1,211,508
                                                       2007      1.145          1.189          2,071,854
                                                       2006      1.102          1.145          2,162,777
                                                       2005      1.100          1.102          2,099,018
                                                       2004      1.023          1.100          1,284,326
                                                       2003      1.000          1.023                 --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.331          1.324                 --
                                                       2006      1.183          1.331            453,512
                                                       2005      1.156          1.183            469,359
                                                       2004      1.061          1.156            345,731
                                                       2003      1.000          1.061                 --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.116          1.187               --
                                                       2006      1.077          1.116           86,977
                                                       2005      1.000          1.077               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.215          1.198               --
                                                       2007      1.138          1.215               --
                                                       2006      1.049          1.138               --
                                                       2005      1.000          1.049               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.063          1.101               --
                                                       2010      0.901          1.063               --
                                                       2009      0.786          0.901           27,817
                                                       2008      1.103          0.786           48,501
                                                       2007      1.160          1.103           50,255
                                                       2006      1.014          1.160           45,273
                                                       2005      1.000          1.014               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.193          1.110               --
                                                       2010      0.957          1.193               --
                                                       2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.185          1.035               --
                                                       2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.070          1.069               (0)
                                                       2010      0.878          1.070               (0)
                                                       2009      0.670          0.878               (0)
                                                       2008      1.153          0.670            9,473
                                                       2007      1.203          1.153            8,636

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.954          1.004          459,689
                                                       2010      0.871          0.954          459,689
                                                       2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.144          1.143          459,689

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.047          0.960               --
                                                       2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.226          1.282               --
                                                       2006      1.064          1.226           44,800
                                                       2005      1.000          1.064               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.111          1.140               --
                                                       2006      1.013          1.111               --
                                                       2005      1.000          1.013               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.176          1.214               --
                                                       2006      1.087          1.176            8,646
                                                       2005      1.000          1.087               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.544          1.544               --
                                                       2010      1.468          1.544               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.058          0.980               --
                                                       2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.682          0.646               --
                                                       2008      1.217          0.682           86,962
                                                       2007      1.172          1.217           86,977

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.210          1.056               --
                                                       2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.889          0.856               --
                                                       2010      0.831          0.889           53,057
                                                       2009      0.592          0.831           53,057
                                                       2008      1.120          0.592           19,598
                                                       2007      1.003          1.120           19,598
                                                       2006      1.000          1.003           19,598

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.359          1.347           25,949

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.146          1.003               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.308          1.322               --
                                                       2010      1.194          1.308               --
                                                       2009      0.981          1.194               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.971          0.863               --
                                                       2010      0.831          0.971           86,922
                                                       2009      0.664          0.831           86,942

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      1.020          0.997           20,162
                                                       2010      1.043          1.020           25,797
                                                       2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.917          0.916               --
                                                       2010      0.855          0.917               --
                                                       2009      0.740          0.855               --
                                                       2008      0.975          0.740               --
                                                       2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.978          0.875               --
                                                       2010      0.863          0.978               --
                                                       2009      0.632          0.863               --
                                                       2008      1.087          0.632               --
                                                       2007      1.047          1.087               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.039          1.084               --
                                                       2005      1.000          1.039               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.142          1.240               --
                                                       2005      1.000          1.142               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.998          1.030               --
                                                       2006      0.990          0.998               --
                                                       2005      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.105               --
                                                       2005      1.000          0.989               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.012          1.069               --
                                                       2005      1.000          1.012               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.289          1.314               --
                                                       2010      1.211          1.289               --
                                                       2009      1.056          1.211               --
                                                       2008      1.090          1.056               --
                                                       2007      1.079          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.038          0.977               --
                                                       2010      0.972          1.038               --
                                                       2009      0.859          0.972               --
                                                       2008      1.304          0.859               --
                                                       2007      1.254          1.304               --
                                                       2006      1.095          1.254               --
                                                       2005      1.000          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      1.864          1.392               --
                                                       2010      1.650          1.864           27,810
                                                       2009      0.970          1.650           27,815
                                                       2008      2.381          0.970           27,820
                                                       2007      1.711          2.381           27,824
                                                       2006      1.292          1.711           15,562
                                                       2005      1.000          1.292               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.060          1.096               --
                                                       2010      0.910          1.060               --
                                                       2009      0.818          0.910               --
                                                       2008      1.203          0.818           31,346
                                                       2007      1.225          1.203           32,864
                                                       2006      1.026          1.225           33,766
                                                       2005      1.000          1.026               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.163          1.272               --
                                                       2006      0.998          1.163               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.037          1.308               --
                                                       2005      1.000          1.037               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.076          1.148               --
                                                       2010      0.952          1.076               --
                                                       2009      0.780          0.952               --
                                                       2008      1.215          0.780               --
                                                       2007      1.187          1.215               --
                                                       2006      1.044          1.187               --
                                                       2005      1.000          1.044               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.731          0.727               --
                                                       2008      1.138          0.731               --
                                                       2007      1.140          1.138               --
                                                       2006      1.042          1.140               --
                                                       2005      1.000          1.042               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.064          1.138               --
                                                       2009      0.681          1.064               --
                                                       2008      1.082          0.681               --
                                                       2007      1.049          1.082               --
                                                       2006      0.991          1.049               --
                                                       2005      1.000          0.991               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.732          0.699               --
                                                       2008      1.245          0.732           26,594
                                                       2007      1.211          1.245           26,597
                                                       2006      1.083          1.211           23,065
                                                       2005      1.000          1.083               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.120          1.059               --
                                                       2010      0.999          1.120               --
                                                       2009      0.770          0.999               --
                                                       2008      1.214          0.770               --
                                                       2007      1.175          1.214               --
                                                       2006      1.067          1.175               --
                                                       2005      1.000          1.067               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.125          1.076               --
                                                       2010      1.010          1.125           79,100
                                                       2009      0.787          1.010           81,104
                                                       2008      1.168          0.787           56,048
                                                       2007      1.131          1.168           59,486
                                                       2006      1.047          1.131           59,486
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.568          0.596               --
                                                       2008      1.139          0.568           48,100
                                                       2007      1.085          1.139           48,100
                                                       2006      1.019          1.085           43,386
                                                       2005      1.000          1.019               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.798          0.728               --
                                                       2008      1.489          0.798           19,124
                                                       2007      1.346          1.489           19,128
                                                       2006      1.123          1.346           19,128
                                                       2005      1.000          1.123               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.090          1.003               --
                                                       2010      0.946          1.090               --
                                                       2009      0.773          0.946               --
                                                       2008      1.194          0.773            8,570
                                                       2007      1.159          1.194            8,164
                                                       2006      1.057          1.159            8,771
                                                       2005      1.000          1.057               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.699          0.718               --
                                                       2008      1.160          0.699           47,007
                                                       2007      1.098          1.160           47,007
                                                       2006      1.093          1.098           47,007
                                                       2005      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.206          1.293               --
                                                       2010      0.960          1.206               --
                                                       2009      0.747          0.960               --
                                                       2008      1.239          0.747           13,658
                                                       2007      1.568          1.239           11,151
                                                       2006      1.175          1.568           10,195
                                                       2005      1.000          1.175               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.069          1.255               --
                                                       2006      1.014          1.069               --
                                                       2005      1.000          1.014               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.675          0.643               --
                                                       2008      1.116          0.675               --
                                                       2007      1.230          1.116               --
                                                       2006      1.103          1.230               --
                                                       2005      1.000          1.103               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.027          1.087               --
                                                       2005      1.000          1.027               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.927          0.978               --
                                                       2008      1.074          0.927               --
                                                       2007      1.035          1.074               --
                                                       2006      0.997          1.035               --
                                                       2005      1.000          0.997               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.149          1.143               --
                                                       2006      1.022          1.149               --
                                                       2005      1.000          1.022               --





            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.177          1.251                --
                                                       2006      1.136          1.177            37,691
                                                       2005      1.071          1.136             8,281
                                                       2004      1.031          1.071                --
                                                       2003      1.000          1.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.403          1.383                --
                                                       2007      1.314          1.403             7,262
                                                       2006      1.212          1.314            13,469
                                                       2005      1.157          1.212            12,465
                                                       2004      1.043          1.157                --
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.182          1.224           106,353
                                                       2010      1.003          1.182           130,348
                                                       2009      0.875          1.003           148,987
                                                       2008      1.230          0.875           168,660
                                                       2007      1.294          1.230           174,817
                                                       2006      1.131          1.294           136,516
                                                       2005      1.119          1.131            63,975
                                                       2004      1.032          1.119                --
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.504          1.398            58,001
                                                       2010      1.206          1.504            86,546
                                                       2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.615          1.410           811,387
                                                       2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.181          1.179            23,964
                                                       2010      0.970          1.181            23,964
                                                       2009      0.740          0.970            23,964
                                                       2008      1.274          0.740            23,964
                                                       2007      1.330          1.274            27,603

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.052          1.107         1,543,254
                                                       2010      0.960          1.052         3,186,476
                                                       2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.264          1.262         5,904,017

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.271          1.164           357,667
                                                       2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.225          1.280                --
                                                       2006      1.064          1.225            66,738
                                                       2005      1.000          1.064            24,195

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.213          1.244                --
                                                       2006      1.106          1.213            65,367
                                                       2005      1.100          1.106            31,284
                                                       2004      1.038          1.100                --
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.300          1.342                --
                                                       2006      1.202          1.300            23,964
                                                       2005      1.122          1.202                --
                                                       2004      1.056          1.122                --
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.292          1.291            72,857
                                                       2010      1.228          1.292            75,449

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.055          0.977           116,844
                                                       2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.718          0.680                --
                                                       2008      1.283          0.718            50,408
                                                       2007      1.236          1.283            48,055

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.617          1.410             6,381
                                                       2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.886          0.854           180,255
                                                       2010      0.830          0.886           183,782
                                                       2009      0.591          0.830           167,840
                                                       2008      1.119          0.591            94,316
                                                       2007      1.003          1.119            90,008
                                                       2006      1.000          1.003            76,385

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.426          1.412         2,054,992

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.292          1.131            45,333

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.439          1.455           301,575
                                                       2010      1.315          1.439           360,431
                                                       2009      1.081          1.315           361,765

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.022          0.908            43,911
                                                       2010      0.875          1.022            43,286
                                                       2009      0.699          0.875            47,762

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.996          0.973           535,905
                                                       2010      1.020          0.996           470,911
                                                       2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.916          0.914            92,473
                                                       2010      0.854          0.916            94,847
                                                       2009      0.739          0.854           100,566
                                                       2008      0.974          0.739           102,664
                                                       2007      0.996          0.974            57,837

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.975          0.873           156,237
                                                       2010      0.861          0.975           205,753
                                                       2009      0.631          0.861           192,001
                                                       2008      1.087          0.631           197,323
                                                       2007      1.046          1.087           196,769
                                                       2006      0.996          1.046           191,281

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.122          1.170                --
                                                       2005      1.095          1.122            19,609
                                                       2004      1.052          1.095                --
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.397          1.517                --
                                                       2005      1.254          1.397            39,998
                                                       2004      1.080          1.254                --
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.010          1.041                --
                                                       2006      1.002          1.010            92,989
                                                       2005      1.008          1.002            28,988
                                                       2004      1.002          1.008                --
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.984          1.099                --
                                                       2005      0.995          0.984                --
                                                       2004      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.069          1.129                --
                                                       2005      1.055          1.069                --
                                                       2004      1.032          1.055                --
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.287          1.312                --
                                                       2010      1.209          1.287            57,312
                                                       2009      1.056          1.209           112,704
                                                       2008      1.090          1.056           100,256
                                                       2007      1.079          1.090           119,939

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.035          0.974           122,501
                                                       2010      0.970          1.035           174,899
                                                       2009      0.858          0.970           228,170
                                                       2008      1.302          0.858           246,308
                                                       2007      1.253          1.302           261,354
                                                       2006      1.095          1.253           225,895
                                                       2005      1.000          1.095             6,064

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.523          1.882            64,720
                                                       2010      2.234          2.523            89,797
                                                       2009      1.314          2.234            58,210
                                                       2008      3.227          1.314            56,687
                                                       2007      2.320          3.227            55,257
                                                       2006      1.753          2.320            58,870
                                                       2005      1.304          1.753            72,531
                                                       2004      1.125          1.304               492
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.280          1.323            65,544
                                                       2010      1.099          1.280           105,030
                                                       2009      0.988          1.099           119,903
                                                       2008      1.455          0.988           118,595
                                                       2007      1.482          1.455           119,670
                                                       2006      1.242          1.482            63,719
                                                       2005      1.205          1.242            38,979
                                                       2004      1.063          1.205                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.162          1.271                --
                                                       2006      0.998          1.162                --
                                                       2005      1.000          0.998                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.330          1.677                --
                                                       2005      1.263          1.330                --
                                                       2004      1.094          1.263                --
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.214          1.295                --
                                                       2010      1.074          1.214            52,552
                                                       2009      0.880          1.074            73,901
                                                       2008      1.373          0.880            73,032
                                                       2007      1.341          1.373            74,605
                                                       2006      1.180          1.341            39,296
                                                       2005      1.141          1.180            39,677
                                                       2004      1.053          1.141             7,119
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.729          0.726                --
                                                       2008      1.137          0.729           351,413
                                                       2007      1.139          1.137           319,532
                                                       2006      1.041          1.139           273,748
                                                       2005      1.000          1.041           181,834

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.147          1.227                --
                                                       2009      0.734          1.147           190,266
                                                       2008      1.168          0.734           122,592
                                                       2007      1.132          1.168           128,631
                                                       2006      1.071          1.132           123,428
                                                       2005      1.078          1.071           105,250
                                                       2004      1.024          1.078             2,370
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.731          0.698                --
                                                       2008      1.243          0.731           287,617
                                                       2007      1.210          1.243           280,935
                                                       2006      1.083          1.210           280,935
                                                       2005      1.000          1.083            71,011

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.117          1.055           169,013
                                                       2010      0.997          1.117           179,282
                                                       2009      0.769          0.997           285,988
                                                       2008      1.213          0.769           370,844
                                                       2007      1.174          1.213           325,402
                                                       2006      1.067          1.174           330,350
                                                       2005      1.000          1.067            55,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.122          1.073           639,088
                                                       2010      1.008          1.122           733,764
                                                       2009      0.785          1.008           976,171
                                                       2008      1.167          0.785         1,253,933
                                                       2007      1.131          1.167           974,883
                                                       2006      1.046          1.131           740,520
                                                       2005      1.000          1.046           160,928

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.600          0.630                --
                                                       2008      1.204          0.600             5,973
                                                       2007      1.148          1.204             4,695
                                                       2006      1.078          1.148             4,708
                                                       2005      1.069          1.078             4,439
                                                       2004      1.029          1.069               707
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.009          0.920                --
                                                       2008      1.883          1.009            61,428
                                                       2007      1.703          1.883            62,969
                                                       2006      1.422          1.703            61,290
                                                       2005      1.263          1.422            33,192
                                                       2004      1.092          1.263             1,514
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.352          1.244            86,017
                                                       2010      1.174          1.352            92,630
                                                       2009      0.960          1.174           117,412
                                                       2008      1.483          0.960           128,650
                                                       2007      1.442          1.483           134,566
                                                       2006      1.314          1.442           140,823
                                                       2005      1.250          1.314            98,308
                                                       2004      1.051          1.250             4,075
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.735          0.755                --
                                                       2008      1.220          0.735           224,451
                                                       2007      1.155          1.220           182,527
                                                       2006      1.150          1.155           178,028
                                                       2005      1.088          1.150            33,748
                                                       2004      1.000          1.088               918

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.585          1.699            54,387
                                                       2010      1.262          1.585            60,609
                                                       2009      0.982          1.262            43,100
                                                       2008      1.631          0.982            69,318
                                                       2007      2.064          1.631            64,150
                                                       2006      1.548          2.064            58,568
                                                       2005      1.380          1.548             3,133
                                                       2004      1.043          1.380               546
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.148          1.349                --
                                                       2006      1.090          1.148            91,786
                                                       2005      1.067          1.090            12,907
                                                       2004      1.000          1.067             2,434

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.824          0.785                --
                                                       2008      1.364          0.824            77,129
                                                       2007      1.504          1.364            94,128
                                                       2006      1.349          1.504            89,399
                                                       2005      1.243          1.349            66,580
                                                       2004      1.061          1.243               708
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.140          1.206                --
                                                       2005      1.148          1.140            10,534
                                                       2004      1.038          1.148                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.021          1.077                --
                                                       2008      1.184          1.021           414,510
                                                       2007      1.142          1.184           429,802
                                                       2006      1.100          1.142           306,618
                                                       2005      1.099          1.100            94,643
                                                       2004      1.023          1.099             7,126
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.327          1.319                --
                                                       2006      1.181          1.327            23,033
                                                       2005      1.155          1.181             6,081
                                                       2004      1.061          1.155               976
                                                       2003      1.000          1.061                --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.173          1.247                --
                                                       2006      1.134          1.173            75,956
                                                       2005      1.070          1.134            71,707
                                                       2004      1.031          1.070            48,653
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.397          1.376                --
                                                       2007      1.310          1.397            23,426
                                                       2006      1.210          1.310            23,817
                                                       2005      1.156          1.210            21,449
                                                       2004      1.043          1.156             9,365
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.174          1.215           478,070
                                                       2010      0.997          1.174           503,107
                                                       2009      0.871          0.997           560,176
                                                       2008      1.225          0.871           593,846
                                                       2007      1.290          1.225           610,506
                                                       2006      1.128          1.290           625,035
                                                       2005      1.118          1.128           623,115
                                                       2004      1.032          1.118           295,144
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.626          1.510           180,546
                                                       2010      1.306          1.626           208,112
                                                       2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      1.000          1.297           332,319

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.742          1.520           226,364
                                                       2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      1.000          1.275           274,144

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.173          1.169           104,415
                                                       2010      0.964          1.173           120,741
                                                       2009      0.736          0.964           184,399
                                                       2008      1.269          0.736           199,471
                                                       2007      1.325          1.269           266,352

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.119          1.176           489,073
                                                       2010      1.022          1.119           676,664
                                                       2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.349          1.346         1,536,804

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.412          1.292           251,853
                                                       2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.223          1.278                --
                                                       2006      1.063          1.223                --
                                                       2005      1.000          1.063                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.209          1.240                --
                                                       2006      1.104          1.209            69,491
                                                       2005      1.099          1.104            70,582
                                                       2004      1.038          1.099            67,572
                                                       2003      1.000          1.038                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.296          1.338                --
                                                       2006      1.199          1.296           273,183
                                                       2005      1.121          1.199           269,263
                                                       2004      1.056          1.121           242,037
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.282          1.281            70,861
                                                       2010      1.220          1.282            90,448

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.050          0.970            16,973
                                                       2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.714          0.677                --
                                                       2008      1.278          0.714            43,310
                                                       2007      1.232          1.278            75,180

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.698          1.479            37,990
                                                       2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.882          0.849            44,754
                                                       2010      0.827          0.882            53,584
                                                       2009      0.589          0.827            85,577
                                                       2008      1.117          0.589            42,586
                                                       2007      1.002          1.117            42,591
                                                       2006      1.000          1.002            42,591

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.434          1.419           968,441

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.282          1.122            93,110

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.429          1.443            20,484
                                                       2010      1.307          1.429            35,411
                                                       2009      1.075          1.307            35,331

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.015          0.901            44,775
                                                       2010      0.870          1.015            44,032
                                                       2009      0.696          0.870            45,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.979          0.955           134,289
                                                       2010      1.003          0.979            63,279
                                                       2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.912          0.910                --
                                                       2010      0.852          0.912                --
                                                       2009      0.738          0.852                --
                                                       2008      0.974          0.738                --
                                                       2007      0.996          0.974                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.971          0.868           103,865
                                                       2010      0.858          0.971           107,124
                                                       2009      0.629          0.858           203,532
                                                       2008      1.085          0.629           230,608
                                                       2007      1.046          1.085           223,119
                                                       2006      0.996          1.046           156,903

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.120          1.167                --
                                                       2005      1.094          1.120            36,295
                                                       2004      1.052          1.094            36,298
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.394          1.513                --
                                                       2005      1.253          1.394           103,815
                                                       2004      1.080          1.253           103,116
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.007          1.037                --
                                                       2006      1.000          1.007            80,888
                                                       2005      1.007          1.000            79,153
                                                       2004      1.002          1.007            65,239
                                                       2003      1.000          1.002                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.982          1.096                --
                                                       2005      0.994          0.982            42,199
                                                       2004      1.000          0.994            40,346

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.066          1.125                --
                                                       2005      1.054          1.066            24,510
                                                       2004      1.032          1.054            23,553
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.283          1.307                --
                                                       2010      1.207          1.283            10,858
                                                       2009      1.054          1.207            43,200
                                                       2008      1.090          1.054            59,416
                                                       2007      1.079          1.090            79,584

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.029          0.967             1,966
                                                       2010      0.965          1.029             1,971
                                                       2009      0.855          0.965             1,975
                                                       2008      1.298          0.855             5,981
                                                       2007      1.251          1.298            32,105
                                                       2006      1.094          1.251            37,638
                                                       2005      1.000          1.094            41,161

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.505          1.867            21,820
                                                       2010      2.220          2.505            27,565
                                                       2009      1.308          2.220            34,322
                                                       2008      3.214          1.308            36,195
                                                       2007      2.313          3.214            26,976
                                                       2006      1.749          2.313            36,211
                                                       2005      1.302          1.749            42,782
                                                       2004      1.125          1.302            32,885
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.271          1.312                --
                                                       2010      1.093          1.271                --
                                                       2009      0.983          1.093            58,253
                                                       2008      1.449          0.983            67,891
                                                       2007      1.477          1.449            82,747
                                                       2006      1.240          1.477            87,938
                                                       2005      1.204          1.240            89,202
                                                       2004      1.063          1.204            97,836
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.160          1.268                --
                                                       2006      0.997          1.160                --
                                                       2005      1.000          0.997                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.327          1.672                --
                                                       2005      1.261          1.327             3,040
                                                       2004      1.093          1.261             2,893
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.205          1.285                --
                                                       2010      1.067          1.205           142,302
                                                       2009      0.876          1.067           194,476
                                                       2008      1.367          0.876           215,039
                                                       2007      1.337          1.367           285,612
                                                       2006      1.178          1.337           216,081
                                                       2005      1.139          1.178           213,740
                                                       2004      1.052          1.139           157,222
                                                       2003      1.000          1.052                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.727          0.723                --
                                                       2008      1.133          0.727           268,271
                                                       2007      1.137          1.133           347,875
                                                       2006      1.041          1.137           324,902
                                                       2005      1.000          1.041           290,000

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.140          1.219                --
                                                       2009      0.730          1.140           185,086
                                                       2008      1.163          0.730           191,793
                                                       2007      1.129          1.163           197,991
                                                       2006      1.069          1.129           201,045
                                                       2005      1.077          1.069           196,500
                                                       2004      1.024          1.077           371,644
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.728          0.695                --
                                                       2008      1.240          0.728            38,295
                                                       2007      1.208          1.240            38,295
                                                       2006      1.082          1.208            38,295
                                                       2005      1.000          1.082             3,255

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.111          1.049            36,124
                                                       2010      0.992          1.111            36,153
                                                       2009      0.766          0.992            36,184
                                                       2008      1.210          0.766                --
                                                       2007      1.173          1.210                --
                                                       2006      1.066          1.173                --
                                                       2005      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.116          1.066             4,461
                                                       2010      1.004          1.116            10,901
                                                       2009      0.782          1.004            10,912
                                                       2008      1.164          0.782            23,897
                                                       2007      1.129          1.164            24,547
                                                       2006      1.046          1.129            24,701
                                                       2005      1.000          1.046                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.597          0.626                --
                                                       2008      1.199          0.597             2,675
                                                       2007      1.144          1.199             2,680
                                                       2006      1.075          1.144             2,685
                                                       2005      1.068          1.075             2,690
                                                       2004      1.029          1.068             2,695
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.004          0.915                --
                                                       2008      1.875          1.004             7,737
                                                       2007      1.697          1.875            10,902
                                                       2006      1.419          1.697            10,907
                                                       2005      1.262          1.419             7,902
                                                       2004      1.092          1.262             7,607
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.342          1.233            65,109
                                                       2010      1.167          1.342            73,332
                                                       2009      0.955          1.167            86,161
                                                       2008      1.477          0.955           110,687
                                                       2007      1.437          1.477           145,877
                                                       2006      1.312          1.437           153,047
                                                       2005      1.249          1.312           152,095
                                                       2004      1.051          1.249           132,635
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.731          0.751                --
                                                       2008      1.215          0.731            42,731
                                                       2007      1.152          1.215            55,994
                                                       2006      1.148          1.152            59,842
                                                       2005      1.088          1.148            19,339
                                                       2004      1.000          1.088                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.573          1.685             9,937
                                                       2010      1.254          1.573             9,940
                                                       2009      0.977          1.254            18,261
                                                       2008      1.624          0.977            15,937
                                                       2007      2.058          1.624            22,251
                                                       2006      1.545          2.058            24,712
                                                       2005      1.378          1.545            24,463
                                                       2004      1.043          1.378            30,092
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.145          1.344                --
                                                       2006      1.088          1.145            60,326
                                                       2005      1.066          1.088            57,697
                                                       2004      1.000          1.066            56,735

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.820          0.780                --
                                                       2008      1.358          0.820            31,281
                                                       2007      1.500          1.358            50,516
                                                       2006      1.346          1.500            51,122
                                                       2005      1.242          1.346            48,657
                                                       2004      1.061          1.242            48,409
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.137          1.203                --
                                                       2005      1.146          1.137             4,437
                                                       2004      1.038          1.146             4,276
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.016          1.071                --
                                                       2008      1.179          1.016            49,904
                                                       2007      1.138          1.179           126,182
                                                       2006      1.098          1.138           122,564
                                                       2005      1.098          1.098           120,411
                                                       2004      1.023          1.098            54,426
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.323          1.314                --
                                                       2006      1.178          1.323            86,660
                                                       2005      1.153          1.178            85,742
                                                       2004      1.061          1.153            64,933
                                                       2003      1.000          1.061                --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.155          1.227                 --
                                                       2006      1.116          1.155                 --
                                                       2005      1.054          1.116                 --
                                                       2004      1.000          1.054                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.285          1.266                 --
                                                       2007      1.206          1.285                 --
                                                       2006      1.114          1.206                 --
                                                       2005      1.064          1.114                 --
                                                       2004      1.000          1.064                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.122          1.160                 --
                                                       2010      0.954          1.122                 --
                                                       2009      0.833          0.954                 --
                                                       2008      1.172          0.833                 --
                                                       2007      1.235          1.172                 --
                                                       2006      1.081          1.235                 --
                                                       2005      1.072          1.081                 --
                                                       2004      1.000          1.072                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.246          1.156                 --
                                                       2010      1.001          1.246                 --
                                                       2009      0.715          1.001                 --
                                                       2008      1.274          0.715                 --
                                                       2007      1.175          1.274                 --
                                                       2006      1.108          1.175                 --
                                                       2005      1.084          1.108                 --
                                                       2004      1.000          1.084                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.360          1.186              2,518
                                                       2010      1.287          1.360              3,725
                                                       2009      0.963          1.287              3,726
                                                       2008      1.655          0.963              3,728
                                                       2007      1.470          1.655              1,211
                                                       2006      1.241          1.470              1,212
                                                       2005      1.155          1.241             40,479
                                                       2004      1.000          1.155              6,678

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.097          1.093                 --
                                                       2010      0.902          1.097                 --
                                                       2009      0.689          0.902                 --
                                                       2008      1.189          0.689                 --
                                                       2007      1.242          1.189                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.962          1.011            262,733
                                                       2010      0.880          0.962            491,906
                                                       2009      0.736          0.880            492,247
                                                       2008      1.160          0.736            513,672
                                                       2007      1.163          1.160            440,391

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.079          0.987                 --
                                                       2010      0.948          1.079                 --
                                                       2009      0.752          0.948                 --
                                                       2008      1.215          0.752                 --
                                                       2007      1.277          1.215                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.222          1.277                 --
                                                       2006      1.063          1.222                 --
                                                       2005      1.000          1.063                 --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.158          1.187                 --
                                                       2006      1.057          1.158            287,514
                                                       2005      1.053          1.057                 --
                                                       2004      1.000          1.053                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.215          1.254                 --
                                                       2006      1.125          1.215                 --
                                                       2005      1.052          1.125                 --
                                                       2004      1.000          1.052                 --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.287          1.285            131,652
                                                       2010      1.225          1.287            164,627

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.047          0.967                  0
                                                       2010      0.873          1.047              1,441
                                                       2009      0.655          0.873              1,443
                                                       2008      1.043          0.655              1,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.702          0.665                 --
                                                       2008      1.257          0.702                 --
                                                       2007      1.212          1.257                 --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.387          1.208                 --
                                                       2010      1.276          1.387                 --
                                                       2009      0.995          1.276                 --
                                                       2008      1.769          0.995                 --
                                                       2007      1.695          1.769                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.880          0.847                 --
                                                       2010      0.825          0.880                 --
                                                       2009      0.589          0.825                 --
                                                       2008      1.117          0.589                 --
                                                       2007      1.002          1.117                 --
                                                       2006      1.000          1.002                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.405          1.390             68,612

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.223          1.069                 --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.425          1.438            900,077
                                                       2010      1.304          1.425          1,106,983
                                                       2009      1.072          1.304            827,139

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.997          0.884                 --
                                                       2010      0.855          0.997                 --
                                                       2009      0.684          0.855                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      1.001          0.976            551,593
                                                       2010      1.026          1.001            667,194
                                                       2009      1.047          1.026            727,410
                                                       2008      1.044          1.047            828,785
                                                       2007      1.019          1.044            319,950
                                                       2006      1.003          1.019            200,250

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.911          0.907          1,564,923
                                                       2010      0.850          0.911          1,562,576
                                                       2009      0.737          0.850          1,606,830
                                                       2008      0.973          0.737          1,454,572
                                                       2007      0.996          0.973             77,438

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.969          0.865                 --
                                                       2010      0.857          0.969                 --
                                                       2009      0.628          0.857                 --
                                                       2008      1.084          0.628                 --
                                                       2007      1.045          1.084                 --
                                                       2006      0.996          1.045                 --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003                 --
                                                       2005      0.993          0.997                 --
                                                       2004      1.000          0.993                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.070          1.115                 --
                                                       2005      1.046          1.070                 --
                                                       2004      1.000          1.046                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.410                 --
                                                       2005      1.168          1.300                 --
                                                       2004      1.000          1.168                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.030          1.061                 --
                                                       2006      1.024          1.030                 18
                                                       2005      1.032          1.024                 --
                                                       2004      1.000          1.032                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.091                 --
                                                       2005      0.991          0.978                 --
                                                       2004      1.000          0.991                 --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.037          1.094                 --
                                                       2005      1.025          1.037                 --
                                                       2004      1.000          1.025                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.281          1.305                 --
                                                       2010      1.206          1.281            131,122
                                                       2009      1.054          1.206            196,345
                                                       2008      1.090          1.054             92,474
                                                       2007      1.079          1.090                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.026          0.964                 --
                                                       2010      0.963          1.026                 --
                                                       2009      0.853          0.963                 --
                                                       2008      1.297          0.853                 --
                                                       2007      1.250          1.297                 --
                                                       2006      1.094          1.250                 --
                                                       2005      1.000          1.094                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.482          1.849                 --
                                                       2010      2.202          2.482                 --
                                                       2009      1.297          2.202                 --
                                                       2008      3.190          1.297                 --
                                                       2007      2.296          3.190                 --
                                                       2006      1.737          2.296                 --
                                                       2005      1.294          1.737                 --
                                                       2004      1.000          1.294                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.183          1.221                 --
                                                       2010      1.018          1.183                 --
                                                       2009      0.916          1.018                 --
                                                       2008      1.351          0.916                 --
                                                       2007      1.378          1.351                 --
                                                       2006      1.157          1.378                 --
                                                       2005      1.124          1.157                 --
                                                       2004      1.000          1.124                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.160          1.266                 --
                                                       2006      0.997          1.160                 --
                                                       2005      1.000          0.997                 --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.237          1.558                 --
                                                       2005      1.177          1.237                 --
                                                       2004      1.000          1.177                 --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.149          1.225                 --
                                                       2010      1.018          1.149                 --
                                                       2009      0.836          1.018                 --
                                                       2008      1.306          0.836                 --
                                                       2007      1.278          1.306                 --
                                                       2006      1.126          1.278                 --
                                                       2005      1.090          1.126                 --
                                                       2004      1.000          1.090                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.725          0.721                 --
                                                       2008      1.132          0.725          1,288,035
                                                       2007      1.136          1.132          1,379,675
                                                       2006      1.040          1.136          1,108,388
                                                       2005      1.000          1.040                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.145          1.224                 --
                                                       2009      0.734          1.145            230,018
                                                       2008      1.169          0.734            191,663
                                                       2007      1.135          1.169             14,328
                                                       2006      1.075          1.135                 --
                                                       2005      1.084          1.075                 --
                                                       2004      1.000          1.084                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.727          0.694                 --
                                                       2008      1.238          0.727                 --
                                                       2007      1.207          1.238                 --
                                                       2006      1.082          1.207                 --
                                                       2005      1.000          1.082                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.108          1.045         10,695,981
                                                       2010      0.990          1.108         13,006,789
                                                       2009      0.765          0.990         14,091,325
                                                       2008      1.208          0.765         14,781,443
                                                       2007      1.172          1.208         11,881,094
                                                       2006      1.066          1.172          6,538,277
                                                       2005      1.000          1.066                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.112          1.062          6,789,409
                                                       2010      1.001          1.112          8,521,780
                                                       2009      0.781          1.001          9,064,640
                                                       2008      1.163          0.781          9,308,711
                                                       2007      1.128          1.163          7,442,796
                                                       2006      1.045          1.128          3,185,557
                                                       2005      1.000          1.045                 --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.602          0.632                 --
                                                       2008      1.212          0.602                 --
                                                       2007      1.156          1.212                 --
                                                       2006      1.088          1.156                 --
                                                       2005      1.080          1.088                 --
                                                       2004      1.000          1.080                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.928          0.846                 --
                                                       2008      1.735          0.928                 --
                                                       2007      1.571          1.735                 --
                                                       2006      1.314          1.571                 --
                                                       2005      1.169          1.314                 --
                                                       2004      1.000          1.169                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.225          1.125                 --
                                                       2010      1.065          1.225                 --
                                                       2009      0.872          1.065                 --
                                                       2008      1.350          0.872                 --
                                                       2007      1.314          1.350                 --
                                                       2006      1.200          1.314                 --
                                                       2005      1.143          1.200                 --
                                                       2004      1.000          1.143                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.717          0.737                 --
                                                       2008      1.193          0.717                 --
                                                       2007      1.131          1.193                 --
                                                       2006      1.128          1.131                 --
                                                       2005      1.069          1.128                 --
                                                       2004      1.000          1.069                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.487          1.592                 --
                                                       2010      1.186          1.487                 --
                                                       2009      0.925          1.186                 --
                                                       2008      1.538          0.925                 --
                                                       2007      1.950          1.538                 --
                                                       2006      1.465          1.950                 --
                                                       2005      1.307          1.465                 --
                                                       2004      1.000          1.307                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.083          1.271                 --
                                                       2006      1.030          1.083                 --
                                                       2005      1.010          1.030                 --
                                                       2004      1.000          1.010                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.760          0.723                 --
                                                       2008      1.259          0.760                 --
                                                       2007      1.391          1.259                 --
                                                       2006      1.250          1.391                 --
                                                       2005      1.153          1.250                 --
                                                       2004      1.000          1.153                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.161                 --
                                                       2005      1.107          1.098                 --
                                                       2004      1.000          1.107                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.014          1.069                 --
                                                       2008      1.177          1.014            621,814
                                                       2007      1.137          1.177            194,625
                                                       2006      1.097          1.137             96,599
                                                       2005      1.098          1.097                 --
                                                       2004      1.000          1.098                 --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.243          1.235                 --
                                                       2006      1.108          1.243                 --
                                                       2005      1.085          1.108                 --
                                                       2004      1.000          1.085                 --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.153          1.225               --
                                                       2006      1.115          1.153           10,572
                                                       2005      1.054          1.115            4,484
                                                       2004      1.000          1.054               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.283          1.263               --
                                                       2007      1.204          1.283            9,191
                                                       2006      1.113          1.204            9,306
                                                       2005      1.064          1.113            2,228
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.118          1.156          102,887
                                                       2010      0.951          1.118          111,713
                                                       2009      0.831          0.951          114,243
                                                       2008      1.170          0.831          127,438
                                                       2007      1.233          1.170          129,085
                                                       2006      1.080          1.233          132,903
                                                       2005      1.071          1.080          133,735
                                                       2004      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.242          1.152           15,909
                                                       2010      0.998          1.242           18,196
                                                       2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.356          1.181           15,256
                                                       2010      1.283          1.356           15,023
                                                       2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.094          1.089           17,158
                                                       2010      0.900          1.094           19,628
                                                       2009      0.688          0.900           22,456
                                                       2008      1.187          0.688           26,044
                                                       2007      1.241          1.187           26,047

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.959          1.007           46,387
                                                       2010      0.878          0.959           50,314
                                                       2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.161          1.158           50,751

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.075          0.983              452
                                                       2010      0.946          1.075              714
                                                       2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.275          1.213              723

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.221          1.276               --
                                                       2006      1.062          1.221               --
                                                       2005      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.156          1.185               --
                                                       2006      1.056          1.156              857
                                                       2005      1.052          1.056              861
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.214          1.252               --
                                                       2006      1.124          1.214           26,050
                                                       2005      1.052          1.124           26,052
                                                       2004      1.000          1.052               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.283          1.280           40,921
                                                       2010      1.222          1.283           42,866

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.044          0.964           11,672
                                                       2010      0.871          1.044           12,204
                                                       2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.701          0.663               --
                                                       2008      1.255          0.701           12,103
                                                       2007      1.210          1.255            9,921

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.382          1.203           38,396
                                                       2010      1.273          1.382           38,700
                                                       2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.878          0.844              939
                                                       2010      0.824          0.878              945
                                                       2009      0.588          0.824              950
                                                       2008      1.116          0.588              956
                                                       2007      1.001          1.116              961
                                                       2006      1.000          1.001              965

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.401          1.385          281,216

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.218          1.065           46,999

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.420          1.432           84,768
                                                       2010      1.300          1.420           44,146
                                                       2009      1.070          1.300           48,110

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.994          0.881           12,420
                                                       2010      0.852          0.994           13,403
                                                       2009      0.682          0.852           13,406

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.997          0.972           59,312
                                                       2010      1.023          0.997          129,181
                                                       2009      1.045          1.023          313,968
                                                       2008      1.042          1.045          275,101
                                                       2007      1.018          1.042          142,532
                                                       2006      1.002          1.018          251,652

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.909          0.905               --
                                                       2010      0.849          0.909               --
                                                       2009      0.736          0.849               --
                                                       2008      0.973          0.736               --
                                                       2007      0.996          0.973               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.966          0.863           39,448
                                                       2010      0.855          0.966           41,023
                                                       2009      0.627          0.855           45,105
                                                       2008      1.083          0.627           37,642
                                                       2007      1.045          1.083           38,583
                                                       2006      0.996          1.045           40,211

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.069          1.114               --
                                                       2005      1.046          1.069              866
                                                       2004      1.000          1.046               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.299          1.409               --
                                                       2005      1.168          1.299           25,799
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.029          1.059               --
                                                       2006      1.023          1.029           79,869
                                                       2005      1.032          1.023           33,873
                                                       2004      1.000          1.032               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.090               --
                                                       2005      0.991          0.978               --
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.036          1.092               --
                                                       2005      1.025          1.036              879
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.279          1.303               --
                                                       2010      1.204          1.279            8,048
                                                       2009      1.053          1.204           52,961
                                                       2008      1.090          1.053           67,696
                                                       2007      1.079          1.090           83,985

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.023          0.961               --
                                                       2010      0.961          1.023               --
                                                       2009      0.851          0.961               --
                                                       2008      1.295          0.851               --
                                                       2007      1.249          1.295               --
                                                       2006      1.093          1.249               --
                                                       2005      1.000          1.093               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.474          1.842            2,924
                                                       2010      2.195          2.474            3,155
                                                       2009      1.294          2.195           11,960
                                                       2008      3.184          1.294           10,978
                                                       2007      2.293          3.184            8,152
                                                       2006      1.736          2.293           12,089
                                                       2005      1.294          1.736            6,296
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.180          1.216           70,751
                                                       2010      1.015          1.180           74,994
                                                       2009      0.914          1.015           72,179
                                                       2008      1.349          0.914           78,085
                                                       2007      1.377          1.349           83,410
                                                       2006      1.156          1.377           90,154
                                                       2005      1.124          1.156           92,428
                                                       2004      1.000          1.124               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.159          1.265               --
                                                       2006      0.997          1.159               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.236          1.556               --
                                                       2005      1.176          1.236               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.145          1.221               --
                                                       2010      1.015          1.145           48,907
                                                       2009      0.834          1.015           93,967
                                                       2008      1.303          0.834           79,426
                                                       2007      1.276          1.303           79,846
                                                       2006      1.125          1.276               --
                                                       2005      1.089          1.125               --
                                                       2004      1.000          1.089               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.724          0.720               --
                                                       2008      1.130          0.724           19,758
                                                       2007      1.136          1.130           63,050
                                                       2006      1.040          1.136           62,573
                                                       2005      1.000          1.040           63,320

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.142          1.221               --
                                                       2009      0.732          1.142          166,216
                                                       2008      1.167          0.732           53,238
                                                       2007      1.134          1.167           99,624
                                                       2006      1.074          1.134           99,376
                                                       2005      1.084          1.074           80,756
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.726          0.692               --
                                                       2008      1.237          0.726           92,509
                                                       2007      1.206          1.237           91,110
                                                       2006      1.081          1.206           91,483
                                                       2005      1.000          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.105          1.042           36,419
                                                       2010      0.987          1.105           20,057
                                                       2009      0.763          0.987           21,535
                                                       2008      1.207          0.763           26,163
                                                       2007      1.171          1.207           26,793
                                                       2006      1.066          1.171           26,667
                                                       2005      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.109          1.059          123,371
                                                       2010      0.999          1.109          139,576
                                                       2009      0.780          0.999          147,184
                                                       2008      1.161          0.780          161,408
                                                       2007      1.127          1.161          169,154
                                                       2006      1.045          1.127           83,286
                                                       2005      1.000          1.045           38,446

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.601          0.631               --
                                                       2008      1.209          0.601              544
                                                       2007      1.155          1.209              547
                                                       2006      1.087          1.155              549
                                                       2005      1.080          1.087              552
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.926          0.844               --
                                                       2008      1.732          0.926           16,449
                                                       2007      1.569          1.732           14,003
                                                       2006      1.313          1.569           15,655
                                                       2005      1.169          1.313            6,002
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.221          1.121           79,360
                                                       2010      1.062          1.221           84,464
                                                       2009      0.870          1.062           91,072
                                                       2008      1.347          0.870           95,383
                                                       2007      1.312          1.347          104,718
                                                       2006      1.199          1.312          104,586
                                                       2005      1.142          1.199          106,480
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.716          0.735               --
                                                       2008      1.191          0.716           21,057
                                                       2007      1.130          1.191           19,622
                                                       2006      1.128          1.130           20,461
                                                       2005      1.069          1.128            6,799
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.483          1.586           34,179
                                                       2010      1.183          1.483           39,644
                                                       2009      0.923          1.183           74,508
                                                       2008      1.535          0.923           47,947
                                                       2007      1.947          1.535           43,296
                                                       2006      1.463          1.947           48,600
                                                       2005      1.307          1.463           45,118
                                                       2004      1.000          1.307               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.082          1.269               --
                                                       2006      1.029          1.082           37,539
                                                       2005      1.009          1.029           27,863
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.758          0.721               --
                                                       2008      1.257          0.758           41,624
                                                       2007      1.389          1.257           39,190
                                                       2006      1.249          1.389           39,043
                                                       2005      1.153          1.249           30,278
                                                       2004      1.000          1.153               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.160               --
                                                       2005      1.107          1.097               --
                                                       2004      1.000          1.107               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.011          1.066               --
                                                       2008      1.175          1.011           54,549
                                                       2007      1.135          1.175           59,349
                                                       2006      1.096          1.135           57,460
                                                       2005      1.097          1.096           47,392
                                                       2004      1.000          1.097               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.242          1.233               --
                                                       2006      1.107          1.242           87,544
                                                       2005      1.085          1.107           66,146
                                                       2004      1.000          1.085               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.166          1.239                --
                                                       2006      1.129          1.166            11,660
                                                       2005      1.068          1.129            16,532
                                                       2004      1.031          1.068            15,243
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.385          1.364                --
                                                       2007      1.302          1.385                --
                                                       2006      1.205          1.302                --
                                                       2005      1.153          1.205                --
                                                       2004      1.042          1.153                --
                                                       2003      1.000          1.042                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.158          1.195                --
                                                       2010      0.985          1.158            28,958
                                                       2009      0.862          0.985            29,883
                                                       2008      1.215          0.862            40,088
                                                       2007      1.282          1.215            60,075
                                                       2006      1.124          1.282            60,652
                                                       2005      1.116          1.124            77,251
                                                       2004      1.032          1.116            74,934
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.471          1.363                --
                                                       2010      1.183          1.471            17,084
                                                       2009      0.846          1.183            18,166
                                                       2008      1.511          0.846            17,314
                                                       2007      1.395          1.511            28,339
                                                       2006      1.318          1.395            32,417
                                                       2005      1.292          1.318            39,590
                                                       2004      1.190          1.292            36,614
                                                       2003      1.000          1.190                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.580          1.375                --
                                                       2010      1.497          1.580            21,204
                                                       2009      1.121          1.497            27,226
                                                       2008      1.932          1.121            28,007
                                                       2007      1.718          1.932            37,773
                                                       2006      1.453          1.718            34,073
                                                       2005      1.354          1.453            41,581
                                                       2004      1.173          1.354            39,024
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.156          1.150                 0
                                                       2010      0.952          1.156            35,323
                                                       2009      0.728          0.952            35,188
                                                       2008      1.259          0.728            34,133
                                                       2007      1.316          1.259            40,944

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.029          1.079           127,114
                                                       2010      0.942          1.029           154,516
                                                       2009      0.789          0.942           154,530
                                                       2008      1.246          0.789           182,676
                                                       2007      1.250          1.246           127,245

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.243          1.135                --
                                                       2010      1.094          1.243                --
                                                       2009      0.869          1.094                --
                                                       2008      1.407          0.869                --
                                                       2007      1.479          1.407                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.219          1.273                --
                                                       2006      1.062          1.219                --
                                                       2005      1.000          1.062                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.202          1.232                --
                                                       2006      1.099          1.202            73,488
                                                       2005      1.096          1.099                --
                                                       2004      1.037          1.096                --
                                                       2003      1.000          1.037                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.288          1.328                --
                                                       2006      1.194          1.288            38,118
                                                       2005      1.118          1.194            39,508
                                                       2004      1.056          1.118            34,041
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.264          1.260            31,483
                                                       2010      1.205          1.264            31,751

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.038          0.957                --
                                                       2010      0.867          1.038             5,120
                                                       2009      0.651          0.867                --
                                                       2008      1.038          0.651                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.707          0.669                --
                                                       2008      1.268          0.707            13,229
                                                       2007      1.223          1.268            11,176

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.581          1.375                --
                                                       2010      1.458          1.581                --
                                                       2009      1.138          1.458                --
                                                       2008      2.027          1.138                --
                                                       2007      1.944          2.027                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.874          0.840                --
                                                       2010      0.820          0.874            27,912
                                                       2009      0.586          0.820            31,451
                                                       2008      1.114          0.586            29,975
                                                       2007      1.001          1.114            30,020
                                                       2006      1.000          1.001            29,146

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.393          1.377           155,603

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.263          1.104                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.409          1.420           229,230
                                                       2010      1.291          1.409           635,747
                                                       2009      1.063          1.291           315,674

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.001          0.886                --
                                                       2010      0.859          1.001             7,883
                                                       2009      0.688          0.859                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.974          0.949            29,233
                                                       2010      1.001          0.974            57,134
                                                       2009      1.023          1.001           268,657
                                                       2008      1.021          1.023           731,272
                                                       2007      0.998          1.021           113,659
                                                       2006      0.983          0.998            38,077

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.906          0.901            55,001
                                                       2010      0.847          0.906            59,049
                                                       2009      0.735          0.847            63,404
                                                       2008      0.972          0.735            68,515
                                                       2007      0.996          0.972                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.962          0.858                --
                                                       2010      0.852          0.962             3,355
                                                       2009      0.626          0.852             3,356
                                                       2008      1.081          0.626            18,535
                                                       2007      1.044          1.081            15,657
                                                       2006      0.996          1.044            16,432

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983                --
                                                       2005      0.976          0.978            40,712
                                                       2004      0.992          0.976            35,314
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.115          1.161                --
                                                       2005      1.092          1.115            26,841
                                                       2004      1.052          1.092            22,202
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.388          1.506                --
                                                       2005      1.250          1.388            15,536
                                                       2004      1.080          1.250            16,085
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.001          1.029                --
                                                       2006      0.996          1.001            88,503
                                                       2005      1.005          0.996            38,119
                                                       2004      1.001          1.005            35,567
                                                       2003      1.000          1.001                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.089                --
                                                       2005      0.993          0.978            16,012
                                                       2004      1.000          0.993            13,393

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.062          1.118                --
                                                       2005      1.051          1.062                --
                                                       2004      1.032          1.051                --
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.275          1.298                --
                                                       2010      1.202          1.275            78,007
                                                       2009      1.052          1.202            75,952
                                                       2008      1.090          1.052           101,374
                                                       2007      1.079          1.090            76,996

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.017          0.954                --
                                                       2010      0.956          1.017                --
                                                       2009      0.848          0.956                --
                                                       2008      1.291          0.848                --
                                                       2007      1.246          1.291                --
                                                       2006      1.092          1.246                --
                                                       2005      1.000          1.092             4,905

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.470          1.837                --
                                                       2010      2.194          2.470            13,860
                                                       2009      1.294          2.194            11,074
                                                       2008      3.188          1.294            12,528
                                                       2007      2.298          3.188            17,202
                                                       2006      1.742          2.298            25,035
                                                       2005      1.299          1.742            37,507
                                                       2004      1.124          1.299            39,586
                                                       2003      1.000          1.124                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.253          1.291                --
                                                       2010      1.079          1.253                --
                                                       2009      0.973          1.079                --
                                                       2008      1.437          0.973                --
                                                       2007      1.468          1.437                --
                                                       2006      1.234          1.468                --
                                                       2005      1.201          1.234                --
                                                       2004      1.063          1.201                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.157          1.262                --
                                                       2006      0.996          1.157                --
                                                       2005      1.000          0.996                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.322          1.662                --
                                                       2005      1.259          1.322             2,281
                                                       2004      1.093          1.259             2,281
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.188          1.266                --
                                                       2010      1.054          1.188            65,571
                                                       2009      0.867          1.054            72,187
                                                       2008      1.356          0.867            63,691
                                                       2007      1.329          1.356           100,859
                                                       2006      1.173          1.329            66,424
                                                       2005      1.137          1.173            79,024
                                                       2004      1.052          1.137            74,378
                                                       2003      1.000          1.052                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.721          0.717                --
                                                       2008      1.127          0.721           123,665
                                                       2007      1.134          1.127            68,183
                                                       2006      1.039          1.134            33,773
                                                       2005      1.000          1.039                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.127          1.204                --
                                                       2009      0.723          1.127            29,888
                                                       2008      1.153          0.723            22,857
                                                       2007      1.122          1.153           128,254
                                                       2006      1.064          1.122           115,966
                                                       2005      1.075          1.064           113,735
                                                       2004      1.024          1.075             9,601
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.723          0.690                --
                                                       2008      1.234          0.723                --
                                                       2007      1.204          1.234                --
                                                       2006      1.081          1.204                --
                                                       2005      1.000          1.081             4,988

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.098          1.035         2,970,021
                                                       2010      0.983          1.098         3,462,395
                                                       2009      0.761          0.983         4,229,201
                                                       2008      1.203          0.761         4,305,022
                                                       2007      1.169          1.203         4,515,243
                                                       2006      1.065          1.169         3,065,117
                                                       2005      1.000          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.103          1.052         1,246,612
                                                       2010      0.994          1.103         1,906,722
                                                       2009      0.777          0.994         1,615,304
                                                       2008      1.158          0.777         1,449,443
                                                       2007      1.125          1.158         2,078,203
                                                       2006      1.045          1.125         1,833,211
                                                       2005      1.000          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.591          0.620                --
                                                       2008      1.189          0.591                --
                                                       2007      1.137          1.189                --
                                                       2006      1.071          1.137                --
                                                       2005      1.066          1.071                --
                                                       2004      1.029          1.066                --
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.994          0.905                --
                                                       2008      1.860          0.994                --
                                                       2007      1.687          1.860                --
                                                       2006      1.413          1.687                --
                                                       2005      1.259          1.413                --
                                                       2004      1.092          1.259                --
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.323          1.214                --
                                                       2010      1.153          1.323             2,477
                                                       2009      0.945          1.153             2,392
                                                       2008      1.465          0.945             2,133
                                                       2007      1.428          1.465             1,991
                                                       2006      1.306          1.428             2,143
                                                       2005      1.246          1.306             1,781
                                                       2004      1.051          1.246             1,965
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.724          0.743                --
                                                       2008      1.206          0.724            35,070
                                                       2007      1.145          1.206            35,070
                                                       2006      1.144          1.145            34,272
                                                       2005      1.086          1.144            15,476
                                                       2004      1.000          1.086            13,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.551          1.658                --
                                                       2010      1.239          1.551                --
                                                       2009      0.967          1.239                --
                                                       2008      1.611          0.967                --
                                                       2007      2.045          1.611                --
                                                       2006      1.539          2.045                --
                                                       2005      1.375          1.539             8,481
                                                       2004      1.043          1.375             8,481
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.139          1.334                --
                                                       2006      1.084          1.139                --
                                                       2005      1.064          1.084                --
                                                       2004      1.000          1.064                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.812          0.772                --
                                                       2008      1.347          0.812                --
                                                       2007      1.490          1.347                --
                                                       2006      1.341          1.490                --
                                                       2005      1.239          1.341             4,518
                                                       2004      1.061          1.239             4,518
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.132          1.197                --
                                                       2005      1.144          1.132                --
                                                       2004      1.038          1.144                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.006          1.060                --
                                                       2008      1.169          1.006           170,064
                                                       2007      1.131          1.169           196,459
                                                       2006      1.093          1.131           162,813
                                                       2005      1.095          1.093            82,149
                                                       2004      1.023          1.095            73,931
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.314          1.304                --
                                                       2006      1.173          1.314            44,121
                                                       2005      1.151          1.173            52,572
                                                       2004      1.061          1.151            47,115
                                                       2003      1.000          1.061                --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.149          1.220                --
                                                       2006      1.113          1.149                --
                                                       2005      1.053          1.113                --
                                                       2004      1.000          1.053                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.276          1.256                --
                                                       2007      1.199          1.276                --
                                                       2006      1.110          1.199                --
                                                       2005      1.063          1.110                --
                                                       2004      1.000          1.063                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.107          1.143                --
                                                       2010      0.943          1.107                --
                                                       2009      0.826          0.943                --
                                                       2008      1.164          0.826                --
                                                       2007      1.229          1.164                --
                                                       2006      1.078          1.229                --
                                                       2005      1.070          1.078                --
                                                       2004      1.000          1.070                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.229          1.139                --
                                                       2010      0.990          1.229                --
                                                       2009      0.708          0.990                --
                                                       2008      1.265          0.708                --
                                                       2007      1.169          1.265                --
                                                       2006      1.105          1.169                --
                                                       2005      1.083          1.105                --
                                                       2004      1.000          1.083                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.343          1.168                --
                                                       2010      1.272          1.343             7,480
                                                       2009      0.954          1.272             7,318
                                                       2008      1.644          0.954             8,325
                                                       2007      1.463          1.644             7,824
                                                       2006      1.237          1.463             8,544
                                                       2005      1.154          1.237             4,762
                                                       2004      1.000          1.154                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.083          1.077                --
                                                       2010      0.892          1.083                --
                                                       2009      0.683          0.892                --
                                                       2008      1.181          0.683                --
                                                       2007      1.235          1.181                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.950          0.996           152,722
                                                       2010      0.870          0.950           290,885
                                                       2009      0.729          0.870           294,707
                                                       2008      1.152          0.729           298,666
                                                       2007      1.156          1.152           130,657

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.065          0.972                --
                                                       2010      0.938          1.065                --
                                                       2009      0.745          0.938                --
                                                       2008      1.207          0.745             5,857
                                                       2007      1.269          1.207             5,857

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.218          1.272                --
                                                       2006      1.061          1.218                --
                                                       2005      1.000          1.061                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.152          1.180                --
                                                       2006      1.054          1.152                --
                                                       2005      1.052          1.054                --
                                                       2004      1.000          1.052                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.209          1.247                --
                                                       2006      1.122          1.209                --
                                                       2005      1.051          1.122                --
                                                       2004      1.000          1.051                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.271          1.266            21,698
                                                       2010      1.211          1.271            21,698

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.035          0.954                --
                                                       2010      0.865          1.035                --
                                                       2009      0.650          0.865                --
                                                       2008      1.037          0.650                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.696          0.659                --
                                                       2008      1.248          0.696                --
                                                       2007      1.205          1.248                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.369          1.190                --
                                                       2010      1.262          1.369                --
                                                       2009      0.986          1.262                --
                                                       2008      1.757          0.986                --
                                                       2007      1.685          1.757                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.872          0.837                --
                                                       2010      0.819          0.872                --
                                                       2009      0.586          0.819                --
                                                       2008      1.113          0.586                --
                                                       2007      1.000          1.113                --
                                                       2006      1.000          1.000                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.386          1.370             4,050

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.206          1.053                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.406          1.416            18,096
                                                       2010      1.289          1.406            32,902
                                                       2009      1.062          1.289            18,096

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.984          0.871                --
                                                       2010      0.845          0.984                --
                                                       2009      0.677          0.845                --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.988          0.961                --
                                                       2010      1.015          0.988             3,996
                                                       2009      1.038          1.015             4,279
                                                       2008      1.037          1.038                --
                                                       2007      1.014          1.037                --
                                                       2006      0.999          1.014                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.904          0.899            71,688
                                                       2010      0.846          0.904            74,532
                                                       2009      0.735          0.846            77,612
                                                       2008      0.972          0.735           204,159
                                                       2007      0.996          0.972                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.960          0.856                --
                                                       2010      0.850          0.960                --
                                                       2009      0.625          0.850                --
                                                       2008      1.080          0.625                --
                                                       2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.994          0.999                --
                                                       2005      0.992          0.994                --
                                                       2004      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.067          1.111                --
                                                       2005      1.045          1.067                --
                                                       2004      1.000          1.045                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.296          1.405                --
                                                       2005      1.167          1.296                --
                                                       2004      1.000          1.167                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.025          1.054                --
                                                       2006      1.021          1.025                --
                                                       2005      1.031          1.021                --
                                                       2004      1.000          1.031                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.086                --
                                                       2005      0.990          0.975                --
                                                       2004      1.000          0.990                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.034          1.088                --
                                                       2005      1.024          1.034                --
                                                       2004      1.000          1.024                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.273          1.296                --
                                                       2010      1.200          1.273                --
                                                       2009      1.051          1.200                --
                                                       2008      1.090          1.051                --
                                                       2007      1.079          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.014          0.951                --
                                                       2010      0.954          1.014                --
                                                       2009      0.847          0.954                --
                                                       2008      1.289          0.847                --
                                                       2007      1.245          1.289                --
                                                       2006      1.092          1.245                --
                                                       2005      1.000          1.092                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.450          1.822                --
                                                       2010      2.177          2.450                --
                                                       2009      1.285          2.177                --
                                                       2008      3.168          1.285                --
                                                       2007      2.285          3.168                --
                                                       2006      1.732          2.285                --
                                                       2005      1.293          1.732                --
                                                       2004      1.000          1.293                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.168          1.203                --
                                                       2010      1.006          1.168                --
                                                       2009      0.908          1.006                --
                                                       2008      1.342          0.908                --
                                                       2007      1.371          1.342                --
                                                       2006      1.153          1.371                --
                                                       2005      1.123          1.153                --
                                                       2004      1.000          1.123                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.156          1.261                --
                                                       2006      0.996          1.156                --
                                                       2005      1.000          0.996                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.234          1.551                --
                                                       2005      1.175          1.234                --
                                                       2004      1.000          1.175                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.134          1.209                --
                                                       2010      1.007          1.134                --
                                                       2009      0.828          1.007                --
                                                       2008      1.296          0.828                --
                                                       2007      1.271          1.296                --
                                                       2006      1.122          1.271                --
                                                       2005      1.088          1.122                --
                                                       2004      1.000          1.088                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.720          0.716                --
                                                       2008      1.126          0.720             8,886
                                                       2007      1.133          1.126             8,706
                                                       2006      1.039          1.133               605
                                                       2005      1.000          1.039                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.133          1.210                --
                                                       2009      0.727          1.133            21,698
                                                       2008      1.161          0.727                --
                                                       2007      1.130          1.161                --
                                                       2006      1.072          1.130                --
                                                       2005      1.083          1.072                --
                                                       2004      1.000          1.083                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.722          0.688                --
                                                       2008      1.232          0.722                --
                                                       2007      1.203          1.232                --
                                                       2006      1.080          1.203                --
                                                       2005      1.000          1.080                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.095          1.031         2,139,421
                                                       2010      0.981          1.095         2,567,873
                                                       2009      0.759          0.981         2,599,984
                                                       2008      1.202          0.759         2,778,453
                                                       2007      1.168          1.202         2,562,329
                                                       2006      1.065          1.168           981,528
                                                       2005      1.000          1.065                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.100          1.049           689,015
                                                       2010      0.992          1.100           942,385
                                                       2009      0.775          0.992         1,553,320
                                                       2008      1.157          0.775         1,440,687
                                                       2007      1.124          1.157           313,774
                                                       2006      1.044          1.124            15,631
                                                       2005      1.000          1.044                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.597          0.626                --
                                                       2008      1.203          0.597                --
                                                       2007      1.151          1.203                --
                                                       2006      1.084          1.151                --
                                                       2005      1.079          1.084                --
                                                       2004      1.000          1.079                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.920          0.838                --
                                                       2008      1.723          0.920                --
                                                       2007      1.563          1.723                --
                                                       2006      1.310          1.563                --
                                                       2005      1.168          1.310                --
                                                       2004      1.000          1.168                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.209          1.108                --
                                                       2010      1.053          1.209                --
                                                       2009      0.864          1.053                --
                                                       2008      1.340          0.864                --
                                                       2007      1.307          1.340                --
                                                       2006      1.196          1.307                --
                                                       2005      1.142          1.196                --
                                                       2004      1.000          1.142                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.711          0.729                --
                                                       2008      1.184          0.711                --
                                                       2007      1.126          1.184                --
                                                       2006      1.125          1.126                --
                                                       2005      1.068          1.125                --
                                                       2004      1.000          1.068                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.468          1.569                --
                                                       2010      1.173          1.468                --
                                                       2009      0.916          1.173                --
                                                       2008      1.527          0.916                --
                                                       2007      1.940          1.527                --
                                                       2006      1.460          1.940                --
                                                       2005      1.306          1.460                --
                                                       2004      1.000          1.306                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.078          1.262                --
                                                       2006      1.027          1.078                --
                                                       2005      1.009          1.027                --
                                                       2004      1.000          1.009                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.753          0.716                --
                                                       2008      1.250          0.753                --
                                                       2007      1.384          1.250                --
                                                       2006      1.246          1.384                --
                                                       2005      1.152          1.246                --
                                                       2004      1.000          1.152                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.157                --
                                                       2005      1.106          1.094                --
                                                       2004      1.000          1.106                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.004          1.059                --
                                                       2008      1.169          1.004                --
                                                       2007      1.131          1.169                --
                                                       2006      1.094          1.131                --
                                                       2005      1.096          1.094                --
                                                       2004      1.000          1.096                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.237          1.226                --
                                                       2006      1.105          1.237                --
                                                       2005      1.084          1.105                --
                                                       2004      1.000          1.084                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.147          1.218               --
                                                       2006      1.112          1.147               --
                                                       2005      1.052          1.112               --
                                                       2004      1.000          1.052               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.273          1.254               --
                                                       2007      1.198          1.273               --
                                                       2006      1.109          1.198               --
                                                       2005      1.063          1.109               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      1.104          1.138               --
                                                       2010      0.940          1.104               --
                                                       2009      0.824          0.940               --
                                                       2008      1.162          0.824               --
                                                       2007      1.227          1.162               --
                                                       2006      1.077          1.227               --
                                                       2005      1.070          1.077               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.225          1.135              935
                                                       2010      0.987          1.225              936
                                                       2009      0.707          0.987              937
                                                       2008      1.263          0.707            1,686
                                                       2007      1.167          1.263            1,686
                                                       2006      1.104          1.167            1,686
                                                       2005      1.083          1.104            1,686
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.338          1.164               --
                                                       2010      1.269          1.338               --
                                                       2009      0.952          1.269            9,241
                                                       2008      1.641          0.952            9,241
                                                       2007      1.461          1.641            9,241
                                                       2006      1.236          1.461            9,241
                                                       2005      1.154          1.236            9,241
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.079          1.073               --
                                                       2010      0.890          1.079               --
                                                       2009      0.681          0.890               --
                                                       2008      1.179          0.681               --
                                                       2007      1.234          1.179               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.947          0.992               --
                                                       2010      0.868          0.947               --
                                                       2009      0.727          0.868               --
                                                       2008      1.150          0.727               --
                                                       2007      1.155          1.150               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.061          0.968              945
                                                       2010      0.935          1.061              947
                                                       2009      0.743          0.935              948
                                                       2008      1.205          0.743            1,705
                                                       2007      1.268          1.205            1,705

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.217          1.271               --
                                                       2006      1.061          1.217            1,716
                                                       2005      1.000          1.061            1,716

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.150          1.178               --
                                                       2006      1.053          1.150               --
                                                       2005      1.051          1.053               --
                                                       2004      1.000          1.051               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.208          1.245               --
                                                       2006      1.121          1.208               --
                                                       2005      1.050          1.121               --
                                                       2004      1.000          1.050               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.266          1.261               --
                                                       2010      1.208          1.266               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.032          0.951               --
                                                       2010      0.863          1.032               --
                                                       2009      0.649          0.863               --
                                                       2008      1.035          0.649               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.694          0.657               --
                                                       2008      1.246          0.694               --
                                                       2007      1.203          1.246               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.364          1.185               --
                                                       2010      1.259          1.364               --
                                                       2009      0.983          1.259               --
                                                       2008      1.754          0.983               --
                                                       2007      1.683          1.754               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.870          0.835               --
                                                       2010      0.817          0.870               --
                                                       2009      0.585          0.817               --
                                                       2008      1.112          0.585               --
                                                       2007      1.000          1.112               --
                                                       2006      1.000          1.000               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.381          1.365            4,321

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.202          1.049               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.401          1.411            4,472
                                                       2010      1.286          1.401            4,478
                                                       2009      1.059          1.286            4,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.981          0.868               --
                                                       2010      0.843          0.981               --
                                                       2009      0.675          0.843               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.984          0.958            7,674
                                                       2010      1.012          0.984            7,683
                                                       2009      1.036          1.012            7,693
                                                       2008      1.035          1.036           18,119
                                                       2007      1.013          1.035           18,148
                                                       2006      0.998          1.013           18,177

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.902          0.897               --
                                                       2010      0.845          0.902               --
                                                       2009      0.734          0.845               --
                                                       2008      0.972          0.734               --
                                                       2007      0.996          0.972               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.957          0.853               --
                                                       2010      0.849          0.957               --
                                                       2009      0.624          0.849               --
                                                       2008      1.079          0.624               --
                                                       2007      1.044          1.079               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.993          0.998               --
                                                       2005      0.992          0.993           18,207
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.066          1.110               --
                                                       2005      1.045          1.066               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.295          1.404               --
                                                       2005      1.166          1.295               --
                                                       2004      1.000          1.166               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.052               --
                                                       2006      1.020          1.024            8,535
                                                       2005      1.030          1.020            8,535
                                                       2004      1.000          1.030               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.084               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.033          1.087               --
                                                       2005      1.024          1.033               --
                                                       2004      1.000          1.024               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.271          1.294               --
                                                       2010      1.199          1.271            4,620
                                                       2009      1.051          1.199            4,626
                                                       2008      1.090          1.051            8,323
                                                       2007      1.079          1.090            8,323

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.011          0.948              947
                                                       2010      0.951          1.011              948
                                                       2009      0.845          0.951              949
                                                       2008      1.288          0.845            1,708
                                                       2007      1.244          1.288            1,708
                                                       2006      1.092          1.244            1,708
                                                       2005      1.000          1.092            1,708

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      2.442          1.815              727
                                                       2010      2.171          2.442              728
                                                       2009      1.282          2.171              729
                                                       2008      3.162          1.282            1,311
                                                       2007      2.282          3.162            1,311
                                                       2006      1.731          2.282            1,311
                                                       2005      1.293          1.731            1,311
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      1.164          1.198               --
                                                       2010      1.004          1.164               --
                                                       2009      0.906          1.004               --
                                                       2008      1.339          0.906               --
                                                       2007      1.370          1.339               --
                                                       2006      1.153          1.370               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.156          1.259               --
                                                       2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.233          1.549               --
                                                       2005      1.175          1.233               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      1.130          1.204               --
                                                       2010      1.004          1.130               --
                                                       2009      0.826          1.004               --
                                                       2008      1.294          0.826               --
                                                       2007      1.270          1.294               --
                                                       2006      1.121          1.270               --
                                                       2005      1.088          1.121               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.719          0.714               --
                                                       2008      1.124          0.719            8,716
                                                       2007      1.132          1.124            8,716
                                                       2006      1.039          1.132            8,716
                                                       2005      1.000          1.039            8,716

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.130          1.206               --
                                                       2009      0.726          1.130               --
                                                       2008      1.159          0.726               --
                                                       2007      1.128          1.159               --
                                                       2006      1.071          1.128               --
                                                       2005      1.083          1.071               --
                                                       2004      1.000          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.721          0.687               --
                                                       2008      1.230          0.721               --
                                                       2007      1.203          1.230               --
                                                       2006      1.080          1.203               --
                                                       2005      1.000          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      1.092          1.028           22,264
                                                       2010      0.978          1.092           22,264
                                                       2009      0.758          0.978           65,353
                                                       2008      1.200          0.758           65,661
                                                       2007      1.167          1.200           64,465
                                                       2006      1.065          1.167           42,258
                                                       2005      1.000          1.065           35,696

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.097          1.045           34,979
                                                       2010      0.990          1.097           34,979
                                                       2009      0.774          0.990           63,304
                                                       2008      1.155          0.774           63,000
                                                       2007      1.124          1.155           64,173
                                                       2006      1.044          1.124           29,135
                                                       2005      1.000          1.044           24,183

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.596          0.625               --
                                                       2008      1.201          0.596               --
                                                       2007      1.149          1.201               --
                                                       2006      1.083          1.149               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.918          0.836               --
                                                       2008      1.720          0.918            1,584
                                                       2007      1.561          1.720            1,584
                                                       2006      1.309          1.561            1,584
                                                       2005      1.168          1.309            1,584
                                                       2004      1.000          1.168               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      1.205          1.104              826
                                                       2010      1.051          1.205              827
                                                       2009      0.862          1.051              828
                                                       2008      1.338          0.862            1,489
                                                       2007      1.306          1.338            1,489
                                                       2006      1.195          1.306            1,489
                                                       2005      1.141          1.195            1,489
                                                       2004      1.000          1.141               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.709          0.728               --
                                                       2008      1.182          0.709            1,664
                                                       2007      1.124          1.182            1,664
                                                       2006      1.124          1.124            1,664
                                                       2005      1.068          1.124            1,664
                                                       2004      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      1.463          1.563               --
                                                       2010      1.170          1.463               --
                                                       2009      0.914          1.170               --
                                                       2008      1.525          0.914               --
                                                       2007      1.937          1.525               --
                                                       2006      1.459          1.937               --
                                                       2005      1.305          1.459               --
                                                       2004      1.000          1.305               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.077          1.260               --
                                                       2006      1.026          1.077               --
                                                       2005      1.008          1.026               --
                                                       2004      1.000          1.008               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.751          0.714               --
                                                       2008      1.248          0.751               --
                                                       2007      1.382          1.248               --
                                                       2006      1.245          1.382               --
                                                       2005      1.151          1.245               --
                                                       2004      1.000          1.151               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.156               --
                                                       2005      1.106          1.093               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.002          1.056               --
                                                       2008      1.167          1.002            8,066
                                                       2007      1.130          1.167            8,066
                                                       2006      1.093          1.130            8,066
                                                       2005      1.096          1.093            8,066
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.236          1.224               --
                                                       2006      1.104          1.236               --
                                                       2005      1.084          1.104               --
                                                       2004      1.000          1.084               --





            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.986          1.046               --
                                                       2006      1.000          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.100          1.083               --
                                                       2007      1.036          1.100               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      0.992          1.022               --
                                                       2010      0.846          0.992               --
                                                       2009      0.742          0.846               --
                                                       2008      1.047          0.742               --
                                                       2007      1.107          1.047               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.039          0.961               --
                                                       2010      0.838          1.039               --
                                                       2009      0.601          0.838               --
                                                       2008      1.075          0.601               --
                                                       2007      0.994          1.075               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.034          0.899               --
                                                       2010      0.982          1.034               --
                                                       2009      0.737          0.982               --
                                                       2008      1.272          0.737               --
                                                       2007      1.134          1.272               --
                                                       2006      1.000          1.134               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      0.912          0.906               --
                                                       2010      0.752          0.912               --
                                                       2009      0.577          0.752               --
                                                       2008      0.999          0.577               --
                                                       2007      1.046          0.999               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.886          0.928               --
                                                       2010      0.813          0.886               --
                                                       2009      0.683          0.813               --
                                                       2008      1.080          0.683               --
                                                       2007      1.085          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      0.946          0.863               --
                                                       2010      0.835          0.946               --
                                                       2009      0.664          0.835               --
                                                       2008      1.078          0.664               --
                                                       2007      1.135          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.068          1.093               --
                                                       2006      1.000          1.068               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.056               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.167          1.161               --
                                                       2010      1.114          1.167               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      0.970          0.893               --
                                                       2010      0.812          0.970               --
                                                       2009      0.611          0.812               --
                                                       2008      0.976          0.611               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.595          0.563               --
                                                       2008      1.069          0.595               --
                                                       2007      1.033          1.069               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.021          0.886               --
                                                       2010      0.943          1.021               --
                                                       2009      0.737          0.943               --
                                                       2008      1.316          0.737               --
                                                       2007      1.264          1.316               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.866          0.830               --
                                                       2010      0.814          0.866               --
                                                       2009      0.583          0.814               --
                                                       2008      1.110          0.583               --
                                                       2007      0.999          1.110               --
                                                       2006      1.000          0.999               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.289          1.272               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.037          0.904               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.271          1.278           51,216
                                                       2010      1.167          1.271               --
                                                       2009      0.962          1.167               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.839          0.742               --
                                                       2010      0.722          0.839               --
                                                       2009      0.579          0.722               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.985          0.958               --
                                                       2010      1.014          0.985               --
                                                       2009      1.039          1.014               --
                                                       2008      1.039          1.039               --
                                                       2007      1.018          1.039               --
                                                       2006      1.004          1.018               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.899          0.893               --
                                                       2010      0.842          0.899               --
                                                       2009      0.733          0.842               --
                                                       2008      0.971          0.733               --
                                                       2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.953          0.848               --
                                                       2010      0.846          0.953               --
                                                       2009      0.622          0.846               --
                                                       2008      1.077          0.622               --
                                                       2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.032               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.267          1.289               --
                                                       2010      1.196          1.267               --
                                                       2009      1.050          1.196               --
                                                       2008      1.089          1.050               --
                                                       2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      0.891          0.834               --
                                                       2010      0.839          0.891               --
                                                       2009      0.746          0.839               --
                                                       2008      1.138          0.746               --
                                                       2007      1.100          1.138               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      1.259          0.934               --
                                                       2010      1.120          1.259               --
                                                       2009      0.662          1.120               --
                                                       2008      1.635          0.662               --
                                                       2007      1.181          1.635               --
                                                       2006      1.000          1.181               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      0.974          1.002               --
                                                       2010      0.841          0.974               --
                                                       2009      0.759          0.841               --
                                                       2008      1.124          0.759               --
                                                       2007      1.151          1.124               --
                                                       2006      1.000          1.151               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.107          1.205               --
                                                       2006      1.000          1.107               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      0.975          1.039               --
                                                       2010      0.867          0.975               --
                                                       2009      0.714          0.867               --
                                                       2008      1.120          0.714               --
                                                       2007      1.100          1.120               --
                                                       2006      1.000          1.100               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.681          0.676               --
                                                       2008      1.066          0.681               --
                                                       2007      1.074          1.066               --
                                                       2006      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.042          1.113               --
                                                       2009      0.670          1.042               --
                                                       2008      1.071          0.670               --
                                                       2007      1.044          1.071               --
                                                       2006      1.000          1.044               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.640          0.610               --
                                                       2008      1.094          0.640               --
                                                       2007      1.070          1.094               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      0.989          0.929          264,390
                                                       2010      0.886          0.989          491,018
                                                       2009      0.687          0.886          510,583
                                                       2008      1.090          0.687          526,974
                                                       2007      1.060          1.090          543,081
                                                       2006      1.000          1.060          206,206

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.020          0.971          590,971
                                                       2010      0.922          1.020          789,872
                                                       2009      0.721          0.922          832,159
                                                       2008      1.077          0.721          871,997
                                                       2007      1.049          1.077          906,855
                                                       2006      1.000          1.049          775,264

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.545          0.572               --
                                                       2008      1.101          0.545               --
                                                       2007      1.054          1.101               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.658          0.599               --
                                                       2008      1.235          0.658               --
                                                       2007      1.122          1.235               --
                                                       2006      1.000          1.122               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      0.978          0.895               --
                                                       2010      0.854          0.978               --
                                                       2009      0.701          0.854               --
                                                       2008      1.089          0.701               --
                                                       2007      1.064          1.089               --
                                                       2006      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.619          0.635               --
                                                       2008      1.032          0.619               --
                                                       2007      0.983          1.032               --
                                                       2006      1.000          0.983               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      0.937          0.999               --
                                                       2010      0.750          0.937               --
                                                       2009      0.587          0.750               --
                                                       2008      0.979          0.587               --
                                                       2007      1.245          0.979               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.004          1.174               --
                                                       2006      1.000          1.004               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.562          0.534               --
                                                       2008      0.934          0.562               --
                                                       2007      1.035          0.934               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.911          0.959               --
                                                       2008      1.061          0.911               --
                                                       2007      1.028          1.061               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.081          1.070               --
                                                       2006      1.000          1.081               --





            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.985          1.046               --
                                                       2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.099          1.082               --
                                                       2007      1.036          1.099               --
                                                       2006      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2011      0.989          1.019               --
                                                       2010      0.844          0.989               --
                                                       2009      0.741          0.844               --
                                                       2008      1.046          0.741               --
                                                       2007      1.107          1.046               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2011      1.037          0.959               --
                                                       2010      0.836          1.037               --
                                                       2009      0.600          0.836               --
                                                       2008      1.074          0.600               --
                                                       2007      0.994          1.074               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2011      1.032          0.896               --
                                                       2010      0.980          1.032               --
                                                       2009      0.736          0.980               --
                                                       2008      1.271          0.736               --
                                                       2007      1.133          1.271               --
                                                       2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      0.910          0.903               --
                                                       2010      0.751          0.910               --
                                                       2009      0.576          0.751               --
                                                       2008      0.998          0.576               --
                                                       2007      1.046          0.998               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.884          0.925               --
                                                       2010      0.812          0.884               --
                                                       2009      0.682          0.812               --
                                                       2008      1.079          0.682               --
                                                       2007      1.084          1.079               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      0.944          0.860               --
                                                       2010      0.833          0.944               --
                                                       2009      0.663          0.833               --
                                                       2008      1.077          0.663               --
                                                       2007      1.134          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.067          1.093               --
                                                       2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.055               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.164          1.158               --
                                                       2010      1.111          1.164               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      0.968          0.890               --
                                                       2010      0.811          0.968               --
                                                       2009      0.610          0.811               --
                                                       2008      0.975          0.610               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.594          0.562               --
                                                       2008      1.068          0.594               --
                                                       2007      1.033          1.068               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.018          0.883               --
                                                       2010      0.941          1.018               --
                                                       2009      0.736          0.941               --
                                                       2008      1.315          0.736               --
                                                       2007      1.263          1.315               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2011      0.864          0.828               --
                                                       2010      0.813          0.864               --
                                                       2009      0.582          0.813               --
                                                       2008      1.109          0.582               --
                                                       2007      0.999          1.109               --
                                                       2006      1.000          0.999               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.287          1.270               --

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.034          0.902               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.268          1.274               --
                                                       2010      1.165          1.268               --
                                                       2009      0.961          1.165               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.837          0.740               --
                                                       2010      0.720          0.837               --
                                                       2009      0.578          0.720               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2011      0.983          0.955               --
                                                       2010      1.012          0.983               --
                                                       2009      1.037          1.012               --
                                                       2008      1.038          1.037               --
                                                       2007      1.017          1.038               --
                                                       2006      1.004          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      0.897          0.891               --
                                                       2010      0.841          0.897               --
                                                       2009      0.732          0.841               --
                                                       2008      0.971          0.732               --
                                                       2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2011      0.951          0.846               --
                                                       2010      0.844          0.951               --
                                                       2009      0.622          0.844               --
                                                       2008      1.077          0.622               --
                                                       2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.031               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.265          1.287               --
                                                       2010      1.195          1.265               --
                                                       2009      1.049          1.195               --
                                                       2008      1.089          1.049               --
                                                       2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      0.889          0.832               --
                                                       2010      0.837          0.889               --
                                                       2009      0.745          0.837               --
                                                       2008      1.137          0.745               --
                                                       2007      1.100          1.137               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2011      1.256          0.932               --
                                                       2010      1.118          1.256               --
                                                       2009      0.661          1.118               --
                                                       2008      1.633          0.661               --
                                                       2007      1.180          1.633               --
                                                       2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2011      0.972          0.999               --
                                                       2010      0.839          0.972               --
                                                       2009      0.758          0.839               --
                                                       2008      1.123          0.758               --
                                                       2007      1.150          1.123               --
                                                       2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.106          1.204               --
                                                       2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2011      0.973          1.036               --
                                                       2010      0.866          0.973               --
                                                       2009      0.713          0.866               --
                                                       2008      1.119          0.713               --
                                                       2007      1.099          1.119               --
                                                       2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.680          0.675               --
                                                       2008      1.065          0.680               --
                                                       2007      1.073          1.065               --
                                                       2006      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.040          1.110               --
                                                       2009      0.669          1.040               --
                                                       2008      1.070          0.669               --
                                                       2007      1.043          1.070               --
                                                       2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.639          0.609               --
                                                       2008      1.093          0.639               --
                                                       2007      1.070          1.093               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2011      0.986          0.927          118,630
                                                       2010      0.885          0.986          118,728
                                                       2009      0.686          0.885          118,832
                                                       2008      1.089          0.686          118,942
                                                       2007      1.060          1.089          119,036
                                                       2006      1.000          1.060          119,036

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2011      1.018          0.968               --
                                                       2010      0.920          1.018               --
                                                       2009      0.720          0.920               --
                                                       2008      1.076          0.720               --
                                                       2007      1.049          1.076               --
                                                       2006      1.000          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.544          0.571               --
                                                       2008      1.100          0.544               --
                                                       2007      1.054          1.100               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.657          0.598               --
                                                       2008      1.234          0.657               --
                                                       2007      1.121          1.234               --
                                                       2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2011      0.976          0.893               --
                                                       2010      0.852          0.976               --
                                                       2009      0.700          0.852               --
                                                       2008      1.088          0.700               --
                                                       2007      1.064          1.088               --
                                                       2006      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.618          0.634               --
                                                       2008      1.031          0.618               --
                                                       2007      0.982          1.031               --
                                                       2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2011      0.935          0.997               --
                                                       2010      0.748          0.935               --
                                                       2009      0.586          0.748               --
                                                       2008      0.978          0.586               --
                                                       2007      1.245          0.978               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.003          1.173               --
                                                       2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.561          0.533               --
                                                       2008      0.933          0.561               --
                                                       2007      1.035          0.933               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.909          0.958               --
                                                       2008      1.060          0.909               --
                                                       2007      1.028          1.060               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.080          1.069               --
                                                       2006      1.000          1.080               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.


Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio -- Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio -- Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio -- Class B and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                    ALLIANCEBERNSTEIN
                                      ALGER CAPITAL   GLOBAL THEMATIC                     AMERICAN FUNDS
                                       APPRECIATION            GROWTH AMERICAN FUNDS BOND  GLOBAL GROWTH
                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 3,906,615         $ 873,881        $ 11,151,389  $ 148,056,410
  Due from MetLife Insurance
     Company of Connecticut                      29                --                  --             75
                                      ------------- ----------------- ------------------- --------------
       Total Assets                       3,906,644           873,881          11,151,389    148,056,485
                                      ------------- ----------------- ------------------- --------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
       Total Liabilities                         --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
NET ASSETS                              $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,045,760
  Net assets from contracts in payout            --                --                  --         10,725
                                      ------------- ----------------- ------------------- --------------
       Total Net Assets                 $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      AMERICAN FUNDS
                                        GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS DELAWARE VIP SMALL
                                      CAPITALIZATION         GROWTH  GROWTH-INCOME          CAP VALUE
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
                                      -------------- -------------- -------------- ------------------
ASSETS:
  Investments at fair value              $ 3,907,284  $ 323,136,906  $ 275,593,870       $ 12,653,737
  Due from MetLife Insurance
     Company of Connecticut                       --            132            176                 18
                                      -------------- -------------- -------------- ------------------
       Total Assets                        3,907,284    323,137,038    275,594,046         12,653,755
                                      -------------- -------------- -------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        4             --             --                 --
                                      -------------- -------------- -------------- ------------------
       Total Liabilities                           4             --             --                 --
                                      -------------- -------------- -------------- ------------------
NET ASSETS                               $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 3,907,280  $ 323,123,373  $ 275,586,990       $ 12,653,755
  Net assets from contracts in payout             --         13,665          7,056                 --
                                      -------------- -------------- -------------- ------------------
       Total Net Assets                  $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================

The accompanying notes are an integral part of these financial statements.

  DREYFUS SOCIALLY DWS I CAPITAL DWS II DREMAN SMALL DWS II GLOBAL DWS II GOVERNMENT &  FIDELITY VIP
RESPONSIBLE GROWTH        GROWTH       MID CAP VALUE      THEMATIC   AGENCY SECURITIES    CONTRAFUND
        SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,940         $ 8,260,993   $ 3,026,974         $ 6,487,433 $ 223,714,874
                --            22                  12            --                   5           211
------------------ ------------- ------------------- ------------- ------------------- -------------
           663,326    10,582,962           8,261,005     3,026,974           6,487,438   223,715,085
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,660,925
                --            --                  --            --                  --        54,160
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         FIDELITY VIP
                                      DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH
                                         APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP
                                           SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      --------------- ------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 2,068,676 $ 213,824,135      $ 25,924,815        $ 267,439,764
  Due from MetLife Insurance
     Company of Connecticut                        --            --                --                  180
                                      --------------- ------------- ----------------- --------------------
       Total Assets                         2,068,676   213,824,135        25,924,815          267,439,944
                                      --------------- ------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
       Total Liabilities                           55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
NET ASSETS                                $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 2,068,621 $ 213,448,893      $ 25,880,201        $ 267,316,429
  Net assets from contracts in payout              --       375,241            44,604              123,515
                                      --------------- ------------- ----------------- --------------------
       Total Net Assets                   $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================

The accompanying notes are an integral part of these financial statements.

                   FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
  FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS   FTVIPT TEMPLETON
INCOME SECURITIES       SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES FOREIGN SECURITIES
       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,965     $ 22,145,019      $ 34,957,692      $ 33,103,290       $ 25,682,023       $ 95,843,879
               33               44               105                --                 --                 81
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
       38,466,998       22,145,063        34,957,797        33,103,290         25,682,023         95,843,960
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================
     $ 38,429,401     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,677,730       $ 95,833,781
           37,597               --                --                --              4,225             10,179
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         INVESCO V.I.          INVESCO V.I.  INVESCO V.I.
                                      DIVIDEND GROWTH GOVERNMENT SECURITIES S&P 500 INDEX INVESCO V.I. UTILITIES
                                           SUBACCOUNT            SUBACCOUNT    SUBACCOUNT             SUBACCOUNT
                                      --------------- --------------------- ------------- ----------------------
ASSETS:
  Investments at fair value               $ 1,552,418          $ 20,877,259   $ 3,145,079            $ 2,366,747
  Due from MetLife Insurance
     Company of Connecticut                        --                     1            --                     12
                                      --------------- --------------------- ------------- ----------------------
       Total Assets                         1,552,418            20,877,260     3,145,079              2,366,759
                                      --------------- --------------------- ------------- ----------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Liabilities                            7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
NET ASSETS                                $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
  Net assets from contracts in payout              --                    --            --                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Net Assets                   $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================

The accompanying notes are an integral part of these financial statements.

  INVESCO V.I. INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
    VAN KAMPEN   VAN KAMPEN        VAN KAMPEN        VAN KAMPEN  JANUS ASPEN
CAPITAL GROWTH     COMSTOCK EQUITY AND INCOME GROWTH AND INCOME   ENTERPRISE JANUS ASPEN OVERSEAS
    SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT           SUBACCOUNT
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,567  $ 8,042,587     $ 103,925,506      $ 95,293,667 $ 13,553,246         $ 53,633,633
            21           --                --                16          103                   22
-------------- ------------ ----------------- ----------------- ------------ --------------------
    11,358,588    8,042,587       103,925,506        95,293,683   13,553,349           53,633,655
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,563,384
            --           --                --                --           --               70,271
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                                          LMPVET
                                                                LMPVET               LMPVET CLEARBRIDGE VARIABLE
                                      JANUS ASPEN CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
                                        WORLDWIDE    AGGRESSIVE GROWTH         APPRECIATION              BUILDER
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      ----------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value             $ 797,205        $ 392,842,579        $ 345,221,289        $ 135,638,195
  Due from MetLife Insurance
     Company of Connecticut                    --                  104                   --                    5
                                      ----------- -------------------- -------------------- --------------------
       Total Assets                       797,205          392,842,683          345,221,289          135,638,200
                                      ----------- -------------------- -------------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                    39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
       Total Liabilities                       39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
NET ASSETS                              $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 797,166        $ 392,642,524        $ 345,180,315        $ 135,597,017
  Net assets from contracts in payout          --              200,159               40,754               41,183
                                      ----------- -------------------- -------------------- --------------------
       Total Net Assets                 $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET
CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET               LMPVET LMPVET INVESTMENT
         FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE
       ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE         MID CAP CORE     SMALL CAP GROWTH  SOCIAL AWARENESS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,570         $ 99,836,801        $ 134,081,121         $ 42,401,047         $ 59,480,516      $ 43,793,675
                 119                   44                   22                   22                   52                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
         354,783,689           99,836,845          134,081,143           42,401,069           59,480,568        43,793,675
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================
       $ 354,685,273         $ 99,825,768        $ 134,034,844         $ 42,389,522         $ 59,470,419      $ 43,793,657
              98,416               11,077               46,299               11,547               10,149                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                  LMPVET             LMPVET             LMPVET        LMPVIT WESTERN
                                      VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE ASSET VARIABLE GLOBAL
                                          ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%       HIGH YIELD BOND
                                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                      ------------------ ------------------ ------------------ ---------------------
ASSETS:
  Investments at fair value                 $ 77,471,716       $ 43,491,073       $ 27,425,050          $ 11,544,769
  Due from MetLife Insurance
     Company of Connecticut                           --                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Assets                           77,471,716         43,491,073         27,425,050            11,544,769
                                      ------------------ ------------------ ------------------ ---------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                           11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
       Total Liabilities                              11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
NET ASSETS                                  $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 77,425,892       $ 43,491,060       $ 27,425,036          $ 11,544,768
  Net assets from contracts in payout             45,813                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Net Assets                     $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================

The accompanying notes are an integral part of these financial statements.

     LMPVIT WESTERN  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
ASSET VARIABLE HIGH FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK
             INCOME     ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD
         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,049    $ 1,813,964   $ 1,437,023    $ 1,349,865     $ 240,466,590  $ 132,699,673
                 --             --            --             --                --             --
------------------- -------------- ------------- -------------- ----------------- --------------
        113,968,049      1,813,964     1,437,023      1,349,865       240,466,590    132,699,673
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============
      $ 113,924,944    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 237,821,998  $ 132,651,796
             43,074             --            --             --         2,644,591         47,858
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                             MIST HARRIS
                                      MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                      LARGE CAP CORE         REAL ESTATE         CAP VALUE INTERNATIONAL
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      -------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value             $ 46,041,552        $ 69,887,990      $ 11,958,751  $ 63,201,023
  Due from MetLife Insurance
     Company of Connecticut                       --                  14                 1            42
                                      -------------- ------------------- ----------------- -------------
       Total Assets                       46,041,552          69,888,004        11,958,752    63,201,065
                                      -------------- ------------------- ----------------- -------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                       40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
       Total Liabilities                          40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
NET ASSETS                              $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 46,041,051        $ 69,881,632      $ 11,953,217  $ 63,198,102
  Net assets from contracts in payout            461               6,372             5,535         2,963
                                      -------------- ------------------- ----------------- -------------
       Total Net Assets                 $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                 MIST LEGG MASON
    MIST INVESCO                   MIST LAZARD       CLEARBRIDGE MIST LOOMIS SAYLES MIST LORD ABBETT
SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH     GLOBAL MARKETS   BOND DEBENTURE
      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,813    $ 460,047,207 $ 78,292,584       $ 2,996,588      $ 150,849,575     $ 57,917,571
               9              293           --                --                 --               --
---------------- ---------------- ------------ ----------------- ------------------ ----------------
      12,577,822      460,047,500   78,292,584         2,996,588        150,849,575       57,917,571
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================
    $ 12,577,822    $ 459,583,486 $ 78,285,412       $ 2,996,585      $ 150,582,116     $ 57,912,472
              --          464,014        7,137                --            267,452            5,072
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST LORD ABBETT      MIST MET/EATON MIST MET/FRANKLIN MIST MET/TEMPLETON
                                         MID CAP VALUE VANCE FLOATING RATE     MUTUAL SHARES             GROWTH
                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ------------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 45,537,206         $ 1,239,402         $ 933,133       $ 44,468,892
  Due from MetLife Insurance
     Company of Connecticut                         76                  --                --                 18
                                      ---------------- ------------------- ----------------- ------------------
       Total Assets                         45,537,282           1,239,402           933,133         44,468,910
                                      ---------------- ------------------- ----------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Liabilities                            --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
NET ASSETS                                $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 45,532,724         $ 1,239,402         $ 933,129       $ 44,468,910
  Net assets from contracts in payout            4,558                  --                --                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Net Assets                   $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================

The accompanying notes are an integral part of these financial statements.

       MIST METLIFE      MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH
AGGRESSIVE STRATEGY BALANCED STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,508      $ 21,835,594    $ 18,833,177      $ 14,146,309      $ 74,235,988      $ 99,020,717
                 --                 5               6                 5                17                --
------------------- ----------------- --------------- ----------------- ----------------- -----------------
         49,596,508        21,835,599      18,833,183        14,146,314        74,236,005        99,020,717
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,233,546      $ 98,976,189
                 --                --              --                --             2,459            44,522
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST MORGAN                               MIST PIMCO
                                      STANLEY MID CAP     MIST OPPENHEIMER INFLATION PROTECTED MIST PIMCO TOTAL
                                               GROWTH CAPITAL APPRECIATION                BOND           RETURN
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                      --------------- -------------------- ------------------- ----------------
ASSETS:
  Investments at fair value              $ 12,905,012        $ 284,007,058       $ 115,644,599    $ 397,228,580
  Due from MetLife Insurance
     Company of Connecticut                        --                   --                  36               70
                                      --------------- -------------------- ------------------- ----------------
       Total Assets                        12,905,012          284,007,058         115,644,635      397,228,650
                                      --------------- -------------------- ------------------- ----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
       Total Liabilities                           16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
NET ASSETS                               $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 12,904,996        $ 283,799,677       $ 115,611,099    $ 397,204,541
  Net assets from contracts in payout              --              207,357              33,536           24,109
                                      --------------- -------------------- ------------------- ----------------
       Total Net Assets                  $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================

The accompanying notes are an integral part of these financial statements.

                      MIST PIONEER    MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY   AND INCOME ETF              ETF    LARGE CAP VALUE
       SUBACCOUNT       SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,636    $ 224,047,103 $ 8,570,802    $ 117,213,933    $ 141,546,860      $ 117,195,190
               --               19          --               --               --                 83
----------------- ---------------- ----------- ---------------- ---------------- ------------------
       60,273,636      224,047,122   8,570,802      117,213,933      141,546,860        117,195,273
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================
     $ 60,249,607    $ 223,958,613 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,190,068
           24,019           88,509          --               --               --              5,205
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN
                                          MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------------ ----------------- --------------- ---------------
ASSETS:
  Investments at fair value                  $ 3,490,862     $ 125,154,303     $ 2,427,478   $ 168,446,905
  Due from MetLife Insurance
     Company of Connecticut                           --                56               5              --
                                      ------------------ ----------------- --------------- ---------------
       Total Assets                            3,490,862       125,154,359       2,427,483     168,446,905
                                      ------------------ ----------------- --------------- ---------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                            9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
       Total Liabilities                               9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
NET ASSETS                                   $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,490,853     $ 125,036,927     $ 2,427,483   $ 168,417,596
  Net assets from contracts in payout                 --           117,432              --          29,296
                                      ------------------ ----------------- --------------- ---------------
       Total Net Assets                      $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

                      MSF BARCLAYS
  MORGAN STANLEY CAPITAL AGGREGATE     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
MULTI CAP GROWTH        BOND INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE
      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,257     $ 103,893,644      $ 90,389,388      $ 250,881,227 $ 241,546,522    $ 15,175,773
              14                --               109                433             7               8
---------------- ----------------- ----------------- ------------------ ------------- ---------------
       1,037,271       103,893,644        90,389,497        250,881,660   241,546,529      15,175,781
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============
     $ 1,037,271     $ 103,664,480      $ 90,381,838      $ 250,696,503 $ 240,948,920    $ 15,175,781
              --           229,152             7,659            185,157       597,609              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF FI VALUE
                                                GROWTH  MONEY MARKET             VALUE      LEADERS
                                            SUBACCOUNT    SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ---------------- ------------- ----------------- ------------
ASSETS:
  Investments at fair value              $ 206,179,928 $ 396,781,273     $ 110,626,658 $ 75,345,419
  Due from MetLife Insurance
     Company of Connecticut                        232           110               125          213
                                      ---------------- ------------- ----------------- ------------
       Total Assets                        206,180,160   396,781,383       110,626,783   75,345,632
                                      ---------------- ------------- ----------------- ------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --            --                --           --
                                      ---------------- ------------- ----------------- ------------
       Total Liabilities                            --            --                --           --
                                      ---------------- ------------- ----------------- ------------
NET ASSETS                               $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 205,989,604 $ 396,638,630     $ 110,612,109 $ 75,344,394
  Net assets from contracts in payout          190,556       142,753            14,674        1,238
                                      ---------------- ------------- ----------------- ------------
       Total Net Assets                  $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============

The accompanying notes are an integral part of these financial statements.

                                                                      MSF
                                                          MET/DIMENSIONAL  MSF METLIFE         MSF METLIFE
                    MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL CONSERVATIVE     CONSERVATIVE TO
MSF JENNISON GROWTH    SMALL CAP CORE   MID CAP VALUE             COMPANY   ALLOCATION MODERATE ALLOCATION
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT   SUBACCOUNT          SUBACCOUNT
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,268       $ 1,346,976     $ 2,053,471           $ 115,818 $ 37,895,248        $ 85,251,517
                 --                 6              26                  --           --                  --
------------------- ----------------- --------------- ------------------- ------------ -------------------
         43,819,268         1,346,982       2,053,497             115,818   37,895,248          85,251,517
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,247,183
                 --                --              --                  --           --               4,320
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                    MSF METLIFE
                                      MSF METLIFE MID         MSF METLIFE           MODERATE TO MSF METLIFE STOCK
                                      CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION             INDEX
                                           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                      --------------- ------------------- --------------------- -----------------
ASSETS:
  Investments at fair value               $ 7,567,185       $ 387,765,144         $ 318,588,634     $ 710,740,388
  Due from MetLife Insurance
     Company of Connecticut                        --                   4                    --               163
                                      --------------- ------------------- --------------------- -----------------
       Total Assets                         7,567,185         387,765,148           318,588,634       710,740,551
                                      --------------- ------------------- --------------------- -----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
       Total Liabilities                            5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
NET ASSETS                                $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 7,567,180       $ 387,765,148         $ 318,545,782     $ 710,033,379
  Net assets from contracts in payout              --                  --                42,834           707,172
                                      --------------- ------------------- --------------------- -----------------
       Total Net Assets                   $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

                                                               MSF NEUBERGER
MSF MFS TOTAL               MSF MORGAN STANLEY  MSF NEUBERGER BERMAN MID CAP MSF OPPENHEIMER
       RETURN MSF MFS VALUE         EAFE INDEX BERMAN GENESIS          VALUE   GLOBAL EQUITY
   SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,717  $ 63,956,004       $ 56,199,025       $ 20,006   $ 14,451,063   $ 301,581,493
          269            20                 --             --             29             124
------------- ------------- ------------------ -------------- -------------- ---------------
  499,287,986    63,956,024         56,199,025         20,006     14,451,092     301,581,617
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============
$ 498,911,417  $ 63,940,331       $ 56,122,222       $ 20,005   $ 14,451,092   $ 301,494,646
      376,569        15,693             76,784             --             --          86,971
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                              MSF WESTERN ASSET
                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 93,301,313      $ 38,361,873      $ 97,794,779         $ 59,620,518
  Due from MetLife Insurance
     Company of Connecticut                         --                17                10                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Assets                         93,301,313        38,361,890        97,794,789           59,620,518
                                      ---------------- ----------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Liabilities                            18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
NET ASSETS                                $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 93,226,420      $ 38,356,799      $ 97,785,522         $ 59,609,125
  Net assets from contracts in payout           74,875             5,091             9,267               11,393
                                      ---------------- ----------------- ----------------- --------------------
       Total Net Assets                   $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET                                                              PIONEER VCT       PIONEER VCT
  MANAGEMENT U.S. PIONEER VCT CULLEN      PIONEER VCT PIONEER VCT EQUITY          IBBOTSON IBBOTSON MODERATE
       GOVERNMENT              VALUE EMERGING MARKETS             INCOME GROWTH ALLOCATION        ALLOCATION
       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,330       $ 10,766,608     $ 15,409,907       $ 19,180,885     $ 217,767,447     $ 116,552,411
               --                  8               80                 43                32                28
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
      148,935,330         10,766,616       15,409,987         19,180,928       217,767,479       116,552,439
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================
    $ 148,861,994       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
           73,298                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                        PIONEER VCT PIONEER VCT REAL
                                      MID CAP VALUE    ESTATE SHARES  UIF GROWTH UIF U.S. REAL ESTATE
                                         SUBACCOUNT       SUBACCOUNT  SUBACCOUNT           SUBACCOUNT
                                      ------------- ---------------- ----------- --------------------
ASSETS:
  Investments at fair value            $ 32,437,447     $ 13,366,609 $ 7,349,789         $ 15,642,007
  Due from MetLife Insurance
     Company of Connecticut                      23               29          21                   --
                                      ------------- ---------------- ----------- --------------------
       Total Assets                      32,437,470       13,366,638   7,349,810           15,642,007
                                      ------------- ---------------- ----------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
       Total Liabilities                         --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
NET ASSETS                             $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
  Net assets from contracts in payout            --               --          --                   --
                                      ------------- ---------------- ----------- --------------------
       Total Net Assets                $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================

The accompanying notes are an integral part of these financial statements.

 WELLS FARGO VT
SMALL CAP VALUE
     SUBACCOUNT
---------------
    $ 3,218,601
             --
---------------
      3,218,601
---------------
             19
---------------
             19
---------------
    $ 3,218,582
===============
    $ 3,218,582
             --
---------------
    $ 3,218,582
===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                            ALLIANCEBERNSTEIN
                                           ALGER CAPITAL      GLOBAL THEMATIC                        AMERICAN FUNDS
                                            APPRECIATION               GROWTH    AMERICAN FUNDS BOND  GLOBAL GROWTH
                                              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT     SUBACCOUNT
                                           ---------------- -------------------- ------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ --              $ 4,144              $ 329,756    $ 2,198,241
                                           ---------------- -------------------- ------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   67,573               18,151                152,585      2,839,258
     Administrative charges                        5,816                1,734                 15,665        251,726
                                           ---------------- -------------------- ------------------- -----------------
        Total expenses                            73,389               19,885                168,250      3,090,984
                                           ---------------- -------------------- ------------------- -----------------
           Net investment income (loss)          (73,389)             (15,741)               161,506       (892,743)
                                           ---------------- -------------------- ------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --                   --                     --             --
     Realized gains (losses) on sale of
        investments                              193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
           Net realized gains (losses)           193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (296,244)            (338,252)                27,858    (22,994,961)
                                           ---------------- -------------------- ------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (103,152)            (262,437)               274,669    (17,208,451)
                                           ---------------- -------------------- ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (176,541)          $ (278,178)             $ 436,175  $ (18,101,194)
                                           ================ ==================== =================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS
  GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    DELAWARE VIP SMALL      DREYFUS SOCIALLY    DWS I CAPITAL
CAPITALIZATION            GROWTH     GROWTH-INCOME             CAP VALUE    RESPONSIBLE GROWTH           GROWTH
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
      $ 97,971       $ 2,243,819       $ 4,570,797             $ 111,979               $ 4,039         $ 39,007
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
        98,051         6,230,865         5,274,021               151,194                10,932          198,854
        10,047           542,999           461,353                 4,828                   889           16,314
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       108,098         6,773,864         5,735,374               156,022                11,821          215,168
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       (10,127)       (4,530,045)       (1,164,577)              (44,043)               (7,782)        (176,161)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
            --                --                --                    --                    --               --
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,772,730)      (20,479,662)       (9,204,681)           (3,161,046)              (13,196)        (982,632)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,388,271)      (15,766,138)       (9,644,068)              606,653                (3,161)        (800,954)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
  $ (1,398,398)    $ (20,296,183)    $ (10,808,645)            $ 562,610             $ (10,943)      $ (977,115)
================= ================= ================= ===================== ===================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           DWS II DREMAN SMALL    DWS II GLOBAL    DWS II GOVERNMENT &  FIDELITY VIP
                                                 MID CAP VALUE         THEMATIC      AGENCY SECURITIES    CONTRAFUND
                                                    SUBACCOUNT       SUBACCOUNT             SUBACCOUNT    SUBACCOUNT
                                           ---------------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
     Dividends                                        $ 64,948          $ 9,472              $ 222,497   $ 1,926,729
                                           ---------------------- ---------------- ------------------- ----------------
EXPENSES:
     Mortality and expense risk
        charges                                        173,443           70,645                104,510     3,566,198
     Administrative charges                             14,295            5,809                  8,700       202,669
                                           ---------------------- ---------------- ------------------- ----------------
        Total expenses                                 187,738           76,454                113,210     3,768,867
                                           ---------------------- ---------------- ------------------- ----------------
           Net investment income (loss)               (122,790)         (66,982)               109,287    (1,842,138)
                                           ---------------------- ---------------- ------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                            --               --                 92,053            --
     Realized gains (losses) on sale of
        investments                                   (387,338)        (336,640)                42,179    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
           Net realized gains (losses)                (387,338)        (336,640)               134,232    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                                (248,873)        (180,709)                35,389    (4,937,022)
                                           ---------------------- ---------------- ------------------- ----------------
     Net realized and change in unrealized
        gains (losses) on investments                 (636,211)        (517,349)               169,621    (8,384,157)
                                           ---------------------- ---------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (759,001)      $ (584,331)             $ 278,908 $ (10,226,295)
                                           ====================== ================ =================== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP                                                                                        FTVIPT FRANKLIN
DYNAMIC CAPITAL     FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN    RISING DIVIDENDS
   APPRECIATION    EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES          SECURITIES
     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
           $ --      $ 5,546,727          $ 1,798,866                $ 65,644          $ 2,630,819           $ 344,684
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         31,846        2,870,324              342,076               4,397,201              707,064             403,406
          2,216           17,014                   94                 245,867               65,722              33,920
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,062        2,887,338              342,170               4,643,068              772,786             437,326
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (34,062)       2,659,389            1,456,696              (4,577,424)           1,858,033             (92,642)
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
             --               --                   --                 515,776                   --                  --
         34,857       (2,487,608)            (572,908)              6,025,673              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,857       (2,487,608)            (572,908)              6,541,449              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (96,275)        (711,393)            (101,925)            (40,829,193)          (2,039,182)            492,548
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (61,418)      (3,199,001)            (674,833)            (34,287,744)          (1,477,326)          1,001,594
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
      $ (95,480)      $ (539,612)           $ 781,863           $ (38,865,168)           $ 380,707           $ 908,952
================== ================ ==================== ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             FTVIPT FRANKLIN                           FTVIPT TEMPLETON
                                               SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON
                                           GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------- -------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                          $ --            $ 881,917             $ 296,899           $ 2,036,085
                                           -------------------- -------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                      684,762              612,490               361,422             1,970,679
     Administrative charges                           53,263               61,402                   719               151,474
                                           -------------------- -------------------- --------------------- ---------------------
        Total expenses                               738,025              673,892               362,141             2,122,153
                                           -------------------- -------------------- --------------------- ---------------------
           Net investment income (loss)             (738,025)             208,025               (65,242)              (86,068)
                                           -------------------- -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                    --                    --
     Realized gains (losses) on sale of
        investments                                1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
           Net realized gains (losses)             1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (3,391,329)            (432,198)           (5,395,367)          (14,200,122)
                                           -------------------- -------------------- --------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments             (1,632,950)          (1,129,463)           (5,382,565)          (13,301,789)
                                           -------------------- -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (2,370,975)          $ (921,438)         $ (5,447,807)        $ (13,387,857)
                                           ==================== ==================== ===================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                         INVESCO V.I.      INVESCO V.I.
   INVESCO V.I.             INVESCO V.I.     INVESCO V.I.                                  VAN KAMPEN        VAN KAMPEN
DIVIDEND GROWTH    GOVERNMENT SECURITIES    S&P 500 INDEX    INVESCO V.I. UTILITIES    CAPITAL GROWTH          COMSTOCK
     SUBACCOUNT           SUBACCOUNT (a)       SUBACCOUNT                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT (a)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
       $ 27,157                     $ --        $ 115,309                  $ 73,633              $ --              $ --
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         35,496                  256,575          122,956                    41,379           217,479            88,337
          2,731                   24,075            9,789                     3,339            19,408             8,656
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         38,227                  280,650          132,745                    44,718           236,887            96,993
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (11,070)                (280,650)         (17,436)                   28,915          (236,887)          (96,993)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
             --                       --               --                        --                --                --
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (45,194)               1,275,198         (334,887)                  316,207        (1,481,583)         (920,303)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (27,755)               1,554,628         (124,103)                  282,570          (583,030)       (1,034,775)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
      $ (38,825)             $ 1,273,978       $ (141,539)                $ 311,485        $ (819,917)     $ (1,131,768)
================== ======================== ================ ========================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                INVESCO V.I.         INVESCO V.I.
                                                  VAN KAMPEN           VAN KAMPEN    JANUS ASPEN
                                           EQUITY AND INCOME    GROWTH AND INCOME     ENTERPRISE    JANUS ASPEN OVERSEAS
                                                  SUBACCOUNT           SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
                                           -------------------- -------------------- -------------- -----------------------
INVESTMENT INCOME:
     Dividends                                   $ 2,369,388          $ 1,138,255           $ --               $ 282,656
                                           -------------------- -------------------- -------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,909,138            1,734,464        220,365                 959,294
     Administrative charges                          190,881              172,143         18,396                  10,188
                                           -------------------- -------------------- -------------- -----------------------
        Total expenses                             2,100,019            1,906,607        238,761                 969,482
                                           -------------------- -------------------- -------------- -----------------------
           Net investment income (loss)              269,369             (768,352)      (238,761)               (686,826)
                                           -------------------- -------------------- -------------- -----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --             --                 743,470
     Realized gains (losses) on sale of
        investments                                3,304,871            2,595,490      1,018,681               1,426,056
                                           -------------------- -------------------- -------------- -----------------------
           Net realized gains (losses)             3,304,871            2,595,490      1,018,681               2,169,526
                                           -------------------- -------------------- -------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            (6,928,875)          (5,959,759)    (1,209,794)            (29,566,214)
                                           -------------------- -------------------- -------------- -----------------------
     Net realized and change in unrealized
        gains (losses) on investments             (3,624,004)          (3,364,269)      (191,113)            (27,396,688)
                                           -------------------- -------------------- -------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,354,635)        $ (4,132,621)    $ (429,874)          $ (28,083,514)
                                           ==================== ==================== ============== =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET                  LMPVET
                             LMPVET                  LMPVET    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE                LMPVET
JANUS ASPEN    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE           EQUITY INCOME             FUNDAMENTAL  CLEARBRIDGE VARIABLE
  WORLDWIDE       AGGRESSIVE GROWTH            APPRECIATION                 BUILDER           ALL CAP VALUE      LARGE CAP GROWTH
 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
    $ 4,495               $ 757,258             $ 5,692,168             $ 4,484,069             $ 5,153,897             $ 475,222
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,357               6,687,925               5,697,607               2,358,025               5,915,885             1,688,011
         40                 597,823                 569,973                 208,067                 533,693               145,697
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,397               7,285,748               6,267,580               2,566,092               6,449,578             1,833,708
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
       (902)             (6,528,490)               (575,412)              1,917,977              (1,295,681)           (1,358,486)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
         --                      --                      --                      --                      --                    --
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (150,745)            (15,938,881)               (460,520)             11,691,431             (27,146,877)           (4,786,309)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (134,691)             13,898,558               4,823,626               3,716,029             (29,571,404)             (925,102)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
 $ (135,593)            $ 7,370,068             $ 4,248,214             $ 5,634,006           $ (30,867,085)         $ (2,283,588)
============== ======================= ======================= ======================= ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                         LMPVET                 LMPVET                  LMPVET   LMPVET INVESTMENT
                                           CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                                LARGE CAP VALUE           MID CAP CORE        SMALL CAP GROWTH    SOCIAL AWARENESS
                                                     SUBACCOUNT             SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                           ---------------------- ----------------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ 3,090,773                   $ --                    $ --           $ 508,700
                                           ---------------------- ----------------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                       1,899,103                811,254                 990,867             623,634
     Administrative charges                             183,069                 78,309                  79,699              22,871
                                           ---------------------- ----------------------- ---------------------- -----------------
        Total expenses                                2,082,172                889,563               1,070,566             646,505
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net investment income (loss)               1,008,601               (889,563)             (1,070,566)           (137,805)
                                           ---------------------- ----------------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                             --                     --               1,000,272                  --
     Realized gains (losses) on sale of
        investments                                  (3,263,606)             1,201,339               2,639,385             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net realized gains (losses)               (3,263,606)             1,201,339               3,639,657             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                7,717,041             (2,733,518)             (2,303,613)           (766,908)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments                 4,453,435             (1,532,179)              1,336,044            (474,926)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 5,462,036           $ (2,421,742)              $ 265,478          $ (612,731)
                                           ====================== ======================= ====================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

            LMPVET                LMPVET                LMPVET           LMPVIT WESTERN         LMPVIT WESTERN     MIST AMERICAN
VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    FUNDS BALANCED
    ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%          HIGH YIELD BOND                 INCOME        ALLOCATION
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT        SUBACCOUNT
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
       $ 2,091,244             $ 890,906             $ 434,599                $ 946,148           $ 10,518,743          $ 31,731
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,175,625               627,522               393,723                  221,881              1,968,498            16,507
           132,078                73,825                46,480                   19,364                195,510                37
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,307,703               701,347               440,203                  241,245              2,164,008            16,544
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           783,541               189,559                (5,604)                 704,903              8,354,735            15,187
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
                --                    --                    --                       --                     --             1,397
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           87,253
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           88,650
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
        (1,482,053)             (543,178)             (581,634)                (609,805)            (2,567,605)         (158,223)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
          (830,892)             (942,335)             (998,854)                (675,593)            (6,670,470)          (69,573)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         $ (47,351)           $ (752,776)         $ (1,004,458)                $ 29,310            $ 1,684,265         $ (54,386)
===================== ===================== ===================== ======================== ====================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           MIST AMERICAN     MIST AMERICAN
                                            FUNDS GROWTH    FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK
                                              ALLOCATION        ALLOCATION    GROWTH AND INCOME        HIGH YIELD
                                              SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                           ---------------- ----------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                  $ 25,264          $ 19,941          $ 3,902,056       $ 9,990,632
                                           ---------------- ----------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   16,519            10,216            3,013,836         2,080,482
     Administrative charges                           42                28                   --           140,636
                                           ---------------- ----------------- -------------------- -----------------
        Total expenses                            16,561            10,244            3,013,836         2,221,118
                                           ---------------- ----------------- -------------------- -----------------
           Net investment income (loss)            8,703             9,697              888,220         7,769,514
                                           ---------------- ----------------- -------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --             6,251                   --                --
     Realized gains (losses) on sale of
        investments                               70,376            18,528           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
           Net realized gains (losses)            70,376            24,779           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (198,256)          (44,519)           6,658,661        (8,138,446)
                                           ---------------- ----------------- -------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (127,880)          (19,740)            (171,621)       (6,165,614)
                                           ---------------- ----------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (119,177)        $ (10,043)           $ 716,599       $ 1,603,900
                                           ================ ================= ==================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS
MIST BLACKROCK    MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK        MIST INVESCO
LARGE CAP CORE            REAL ESTATE            CAP VALUE    INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY
    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     $ 519,711            $ 3,371,431            $ 258,594         $ 22,752                $ --         $ 9,478,407
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       736,203              1,221,089              224,086        1,190,935             227,647           6,453,905
        70,254                 80,873               13,270           94,285              14,757             112,542
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       806,457              1,301,962              237,356        1,285,220             242,404           6,566,447
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
      (286,746)             2,069,469               21,238       (1,262,468)           (242,404)          2,911,960
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
            --                     --                   --               --                  --                  --
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     1,772,980             (1,177,992)          (2,311,385)      (8,551,550)           (841,194)        (41,942,954)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       (38,515)            (7,387,879)          (1,757,216)     (10,715,077)           (212,524)        (46,494,198)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    $ (325,261)          $ (5,318,410)        $ (1,735,978)   $ (11,977,545)         $ (454,928)      $ (43,582,238)
================= ====================== ==================== ================ =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                             MIST LEGG MASON
                                            MIST LAZARD          CLEARBRIDGE    MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                MID CAP    AGGRESSIVE GROWTH        GLOBAL MARKETS      BOND DEBENTURE
                                             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                           --------------- -------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                $ 805,944                 $ --           $ 4,205,726         $ 4,073,827
                                           --------------- -------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        charges                               1,207,729               32,761             2,069,926             927,707
     Administrative charges                      68,747                2,696                 1,380              84,294
                                           --------------- -------------------- --------------------- -------------------
        Total expenses                        1,276,476               35,457             2,071,306           1,012,001
                                           --------------- -------------------- --------------------- -------------------
           Net investment income (loss)        (470,532)             (35,457)            2,134,420           3,061,826
                                           --------------- -------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --                   --                    --                  --
     Realized gains (losses) on sale of
        investments                           1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
           Net realized gains (losses)        1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                       (6,270,867)            (234,951)           (7,312,567)         (2,623,590)
                                           --------------- -------------------- --------------------- -------------------
     Net realized and change in unrealized
        gains (losses) on investments        (5,232,461)            (242,689)           (5,610,980)           (898,960)
                                           --------------- -------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (5,702,993)          $ (278,146)         $ (3,476,560)        $ 2,162,866
                                           =============== ==================== ===================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT         MIST MET/EATON    MIST MET/FRANKLIN    MIST MET/TEMPLETON           MIST METLIFE         MIST METLIFE
   MID CAP VALUE    VANCE FLOATING RATE        MUTUAL SHARES                GROWTH    AGGRESSIVE STRATEGY    BALANCED STRATEGY
      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT (a)           SUBACCOUNT
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       $ 287,649               $ 21,033             $ 28,576             $ 441,466                   $ --            $ 380,364
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         930,547                 21,983               17,993               759,629                443,814              434,115
          75,694                  1,900                1,454                69,592                  5,722               35,658
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       1,006,241                 23,883               19,447               829,221                449,536              469,773
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
        (718,592)                (2,850)               9,129              (387,755)              (449,536)             (89,409)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
              --                  2,765               56,677                    --                     --                   --
      (2,450,156)                (3,696)                (715)               (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (2,450,156)                  (931)              55,962                (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         683,560                (13,103)             (99,318)           (6,650,212)            (7,641,139)          (1,653,151)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (1,766,596)               (14,034)             (43,356)           (6,658,473)            (8,350,092)            (729,759)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
    $ (2,485,188)             $ (16,884)           $ (34,227)         $ (7,046,228)          $ (8,799,628)          $ (819,168)
=================== ====================== ==================== ===================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              MIST METLIFE         MIST METLIFE    MIST MFS EMERGING    MIST MFS RESEARCH
                                           GROWTH STRATEGY    MODERATE STRATEGY       MARKETS EQUITY        INTERNATIONAL
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                   $ 319,220            $ 267,054          $ 1,476,543          $ 1,246,842
                                           ------------------ -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                    384,839              287,077            1,612,739            1,464,983
     Administrative charges                         31,349               23,176              136,733              122,691
                                           ------------------ -------------------- -------------------- --------------------
        Total expenses                             416,188              310,253            1,749,472            1,587,674
                                           ------------------ -------------------- -------------------- --------------------
           Net investment income (loss)            (96,968)             (43,199)            (272,929)            (340,832)
                                           ------------------ -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                                884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
           Net realized gains (losses)             884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (1,953,025)          (1,203,271)         (20,750,405)         (15,112,552)
                                           ------------------ -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments           (1,068,948)            (342,081)         (19,865,758)         (18,975,773)
                                           ------------------ -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (1,165,916)          $ (385,280)       $ (20,138,687)       $ (19,316,605)
                                           ================== ==================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

    MIST MORGAN                                     MIST PIMCO
STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO                             MIST PIONEER
         GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN    MIST PIONEER FUND    STRATEGIC INCOME
     SUBACCOUNT              SUBACCOUNT             SUBACCOUNT   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      $ 118,615             $ 1,023,878            $ 2,035,612 $ 10,978,021            $ 564,819        $ 11,885,728
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        274,144               3,900,675              1,767,340    6,513,930              847,855           3,818,066
         24,259                  29,270                122,702      497,454               70,716             333,749
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        298,403               3,929,945              1,890,042    7,011,384              918,571           4,151,815
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (179,788)             (2,906,067)               145,570    3,966,637             (353,752)          7,733,913
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        447,876                      --              5,274,449   12,706,662                   --           1,592,993
      1,008,641              (4,551,348)             2,089,633    9,484,723            1,322,323          10,111,299
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      1,456,517              (4,551,348)             7,364,082   22,191,385            1,322,323          11,704,292
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
     (2,415,947)              1,085,452              2,785,833  (20,363,357)          (7,168,938)        (14,503,293)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (959,430)             (3,465,896)            10,149,915    1,828,028           (5,846,615)         (2,799,001)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
   $ (1,139,218)           $ (6,371,963)          $ 10,295,485  $ 5,794,665         $ (6,200,367)        $ 4,934,912
================== ======================= =================== =============== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MIST RCM    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
                                             TECHNOLOGY      AND INCOME ETF                 ETF       LARGE CAP VALUE
                                             SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                           --------------- ------------------- ------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                     $ --         $ 2,168,174         $ 2,459,112             $ 852,971
                                           --------------- ------------------- ------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                 122,453           1,534,717           1,890,130             2,186,621
     Administrative charges                      11,153                  --                  --               169,717
                                           --------------- ------------------- ------------------- ---------------------
        Total expenses                          133,606           1,534,717           1,890,130             2,356,338
                                           --------------- ------------------- ------------------- ---------------------
           Net investment income (loss)        (133,606)            633,457             568,982            (1,503,367)
                                           --------------- ------------------- ------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --           2,329,404                  --                    --
     Realized gains (losses) on sale of
        investments                             (82,392)          1,055,254             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
           Net realized gains (losses)          (82,392)          3,384,658             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                       (1,765,055)         (4,165,475)         (6,336,615)              (22,210)
                                           --------------- ------------------- ------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments        (1,847,447)           (780,817)         (5,481,382)           (6,021,916)
                                           --------------- ------------------- ------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (1,981,053)         $ (147,360)       $ (4,912,400)         $ (7,525,283)
                                           =============== =================== =================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                          MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN      MORGAN STANLEY    CAPITAL AGGREGATE
    MID CAP GROWTH      SMALL CAP VALUE         CAP GROWTH           COMSTOCK    MULTI CAP GROWTH           BOND INDEX
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
              $ --          $ 1,543,961               $ --        $ 2,376,076                $ --          $ 3,796,413
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            66,890            2,095,631             50,969          3,043,964              26,714            1,255,159
             5,712              117,467              4,070            284,171               1,932                  180
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            72,602            2,213,098             55,039          3,328,135              28,646            1,255,339
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           (72,602)            (669,137)           (55,039)          (952,059)            (28,646)           2,541,074
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           112,646                   --                 --                 --                  --                   --
           225,498           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           338,144           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (449,435)         (11,812,952)          (240,079)       (22,062,746)           (225,771)           3,169,218
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (111,291)         (15,274,122)          (176,146)        (4,250,909)            (91,601)           3,865,806
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
        $ (183,893)       $ (15,943,259)        $ (231,185)      $ (5,202,968)         $ (120,247)         $ 6,406,880
===================== ==================== ================== ================== =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MSF BLACKROCK    MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
                                           AGGRESSIVE GROWTH                INCOME   DIVERSIFIED LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------------- ------------------ ------------- ------------------
INVESTMENT INCOME:
     Dividends                                     $ 226,334          $ 10,798,473   $ 6,274,430       $ 156,852
                                           -------------------- ------------------ ------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,397,741             3,929,298     3,200,786         288,633
     Administrative charges                          137,623               296,668        17,092          23,254
                                           -------------------- ------------------ ------------- ------------------
        Total expenses                             1,535,364             4,225,966     3,217,878         311,887
                                           -------------------- ------------------ ------------- ------------------
           Net investment income (loss)           (1,309,030)            6,572,507     3,056,552        (155,035)
                                           -------------------- ------------------ ------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                    --            --              --
     Realized gains (losses) on sale of
        investments                                2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
           Net realized gains (losses)             2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
     Change in unrealized gains (losses)
        on investments                            (5,755,682)            2,893,526       729,222         628,393
                                           -------------------- ------------------ ------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments             (2,795,102)            6,117,233     3,625,096         261,823
                                           -------------------- ------------------ ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (4,104,132)         $ 12,689,740   $ 6,681,648       $ 106,788
                                           ==================== ================== ============= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES
          GROWTH     MONEY MARKET                VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE
      SUBACCOUNT       SUBACCOUNT           SUBACCOUNT      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       $ 460,522             $ --            $ 466,799       $ 936,209               $ 54,619                 $ --
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,155,170        6,187,981            1,608,673       1,311,739                712,048               20,184
         268,877          506,806              129,213         109,043                 75,520                1,651
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,424,047        6,694,787            1,737,886       1,420,782                787,568               21,835
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      (2,963,525)      (6,694,787)          (1,271,087)       (484,573)              (732,949)             (21,835)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
              --               --                   --              --                     --                   --
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (37,628,458)              --          (10,373,169)        893,660               (562,643)            (140,818)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (21,623,109)              --          (12,537,441)     (6,082,196)               497,476              (91,296)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
   $ (24,586,634)    $ (6,694,787)       $ (13,808,528)   $ (6,566,769)            $ (235,473)          $ (113,131)
=================== ================ ==================== =============== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                              MSF
                                                                  MET/DIMENSIONAL     MSF METLIFE            MSF METLIFE
                                           MSF MET/ARTISAN    INTERNATIONAL SMALL    CONSERVATIVE        CONSERVATIVE TO
                                             MID CAP VALUE                COMPANY      ALLOCATION    MODERATE ALLOCATION
                                                SUBACCOUNT             SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
                                           ------------------ ---------------------- --------------- ----------------------
INVESTMENT INCOME:
     Dividends                                    $ 16,518                $ 2,293       $ 935,773            $ 1,849,058
                                           ------------------ ---------------------- --------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                     32,988                  2,211         584,278              1,150,790
     Administrative charges                          3,183                    173          37,087                 29,711
                                           ------------------ ---------------------- --------------- ----------------------
        Total expenses                              36,171                  2,384         621,365              1,180,501
                                           ------------------ ---------------------- --------------- ----------------------
           Net investment income (loss)            (19,653)                   (91)        314,408                668,557
                                           ------------------ ---------------------- --------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                  4,373              --                     --
     Realized gains (losses) on sale of
        investments                                 61,646                    554       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
           Net realized gains (losses)              61,646                  4,927       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                              63,620                (29,384)       (799,840)            (1,745,916)
                                           ------------------ ---------------------- --------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments              125,266                (24,457)        298,619               (869,836)
                                           ------------------ ---------------------- --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 105,613              $ (24,548)      $ 613,027             $ (201,279)
                                           ================== ====================== =============== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                    MSF METLIFE
MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL
CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE
     SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       $ 75,470            $ 6,394,896              $ 4,904,659         $ 12,575,089     $ 14,627,309      $ 1,120,686
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,187,789                4,203,262           14,001,330        7,796,197        1,059,913
             --                 62,371                   28,848              518,229          626,740           62,232
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,250,160                4,232,110           14,519,559        8,422,937        1,122,145
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        (25,487)             1,144,736                  672,549           (1,944,470)       6,204,372           (1,459)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        346,449                     --                       --            4,771,288               --               --
        146,396               (688,451)              (2,900,887)          14,013,565       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        492,845               (688,451)              (2,900,887)          18,784,853       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (746,319)           (10,874,963)             (14,403,833)         (16,373,680)       7,839,003           88,961
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (253,474)           (11,563,414)             (17,304,720)           2,411,173       (1,855,630)        (379,200)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
     $ (278,961)         $ (10,418,678)           $ (16,632,171)           $ 466,703      $ 4,348,742       $ (380,659)
================== ====================== ======================== ==================== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MSF NEUBERGER
                                           MSF MORGAN STANLEY     MSF NEUBERGER    BERMAN MID CAP    MSF OPPENHEIMER
                                                   EAFE INDEX    BERMAN GENESIS             VALUE      GLOBAL EQUITY
                                                   SUBACCOUNT    SUBACCOUNT (a)        SUBACCOUNT         SUBACCOUNT
                                           --------------------- ----------------- ----------------- ------------------
INVESTMENT INCOME:
     Dividends                                    $ 1,673,086              $ --         $ 137,333        $ 6,761,683
                                           --------------------- ----------------- ----------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                       772,468                71           260,493          4,864,739
     Administrative charges                             1,845                 5            25,400            168,814
                                           --------------------- ----------------- ----------------- ------------------
        Total expenses                                774,313                76           285,893          5,033,553
                                           --------------------- ----------------- ----------------- ------------------
           Net investment income (loss)               898,773               (76)         (148,560)         1,728,130
                                           --------------------- ----------------- ----------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                           --                --                --                 --
     Realized gains (losses) on sale of
        investments                                (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
           Net realized gains (losses)             (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                             (6,334,332)              335          (663,081)       (32,567,930)
                                           --------------------- ----------------- ----------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments              (9,898,190)              337        (1,157,435)       (33,601,527)
                                           --------------------- ----------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ (8,999,417)            $ 261      $ (1,305,995)     $ (31,873,397)
                                           ===================== ================= ================= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF WESTERN ASSET    MSF WESTERN ASSET
MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC      MANAGEMENT U.S. PIONEER VCT CULLEN
           INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES           GOVERNMENT              VALUE
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
     $ 1,110,731                 $ --                 $ --               $ 405,409          $ 2,473,015           $ 92,068
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,223,284              650,619            1,395,787                 701,698            2,044,445            216,752
           5,723               55,442               60,247                  66,105              151,332             18,814
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,229,007              706,061            1,456,034                 767,803            2,195,777            235,566
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (118,276)            (706,061)          (1,456,034)               (362,394)             277,238           (143,498)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
              --                   --                   --                      --            5,675,771                 --
        (447,044)           1,286,583            4,434,771                 283,149              436,391            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (447,044)           1,286,583            4,434,771                 283,149            6,112,162            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (4,743,400)          (1,668,794)          (2,841,905)              1,196,855               69,362           (528,798)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (5,190,444)            (382,211)           1,592,866               1,480,004            6,181,524           (542,896)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
    $ (5,308,720)        $ (1,088,272)           $ 136,832             $ 1,117,610          $ 6,458,762         $ (686,394)
=================== ==================== ==================== ======================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                        PIONEER VCT          PIONEER VCT
                                                PIONEER VCT    PIONEER VCT EQUITY          IBBOTSON    IBBOTSON MODERATE
                                           EMERGING MARKETS                INCOME GROWTH ALLOCATION           ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                           ------------------- ------------------ -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                         $ --             $ 409,410       $ 4,637,174          $ 3,221,070
                                           ------------------- ------------------ -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                     377,407               353,969         4,974,401            2,608,109
     Administrative charges                          31,239                30,779           353,325              191,372
                                           ------------------- ------------------ -------------------- --------------------
        Total expenses                              408,646               384,748         5,327,726            2,799,481
                                           ------------------- ------------------ -------------------- --------------------
           Net investment income (loss)            (408,646)               24,662          (690,552)             421,589
                                           ------------------- ------------------ -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         --                    --                --                   --
     Realized gains (losses) on sale of
        investments                                 557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
           Net realized gains (losses)              557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                           (5,700,836)              675,856       (10,426,952)          (5,383,568)
                                           ------------------- ------------------ -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments            (5,143,436)              775,888       (12,120,670)          (5,597,036)
                                           ------------------- ------------------ -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (5,552,082)            $ 800,550     $ (12,811,222)        $ (5,175,447)
                                           =================== ================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                                           WELLS FARGO VT
MID CAP VALUE       ESTATE SHARES    UIF GROWTH    UIF U.S. REAL ESTATE    SMALL CAP VALUE
   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
---------------- ------------------- ------------- ----------------------- ------------------
    $ 250,662           $ 318,967       $ 9,687               $ 158,383           $ 23,746
---------------- ------------------- ------------- ----------------------- ------------------
      620,454             257,343       140,098                 277,040             44,638
       58,004              21,796        13,072                  28,203              2,692
---------------- ------------------- ------------- ----------------------- ------------------
      678,458             279,139       153,170                 305,243             47,330
---------------- ------------------- ------------- ----------------------- ------------------
     (427,796)             39,828      (143,483)               (146,860)           (23,584)
---------------- ------------------- ------------- ----------------------- ------------------
           --                  --            --                      --                 --
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
     (337,519)          1,458,143      (933,812)              1,898,263           (243,647)
---------------- ------------------- ------------- ----------------------- ------------------
   (2,285,442)          1,054,490      (129,246)              1,011,398           (287,283)
---------------- ------------------- ------------- ----------------------- ------------------
 $ (2,713,238)        $ 1,094,318    $ (272,729)              $ 864,538         $ (310,867)
================ =================== ============= ======================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                    ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH            AMERICAN FUNDS BOND
                                                     SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ---------------------------- ------------------------------
                                          2011           2010          2011           2010            2011          2010
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (73,389)  $    (67,943)   $  (15,741)   $     3,609    $     161,506     $  158,601
  Net realized gains (losses)            193,092        178,608        75,815         16,193          246,811        148,859
  Change in unrealized gains
     (losses) on investments            (296,244)       280,529      (338,252)       187,540           27,858        103,505
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (176,541)       391,194      (278,178)       207,342          436,175        410,965
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 16,127          4,408            --         21,300          120,737         55,955
  Net transfers (including fixed
     account)                            552,353       (357,444)        5,973       (197,737)       3,600,871      3,754,129
  Contract charges                        (1,004)        (1,050)         (459)          (580)          (3,590)        (2,964)
  Transfers for contract benefits
     and terminations                   (239,995)      (381,953)     (324,960)       (78,995)      (3,631,978)    (1,773,948)
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        327,481       (736,039)     (319,446)      (256,012)          86,040      2,033,172
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                     150,940       (344,845)     (597,624)       (48,670)         522,215      2,444,137
NET ASSETS:
  Beginning of period                  3,755,704      4,100,549     1,471,499      1,520,169       10,629,167      8,185,030
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
  End of period                      $ 3,906,644    $ 3,755,704    $  873,875    $ 1,471,499    $  11,151,382    $10,629,167
                                   ================ ============== ============= ============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS GLOBAL
  AMERICAN FUNDS GLOBAL GROWTH            SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------ --------------------------------- -------------------------------
      2011             2010           2011            2010             2011             2010             2011             2010
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
   $ (892,743)      $ (553,855)     $ (10,127)       $ 12,756     $ (4,530,045)    $ (4,409,605)    $ (1,164,577)    $ (1,337,358)
    5,786,510        1,589,140        384,459         135,530        4,713,524       (7,054,805)        (439,387)      (6,247,668)
  (22,994,961)      16,984,169     (1,772,730)      1,093,615      (20,479,662)      74,184,062       (9,204,681)      38,539,941
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (18,101,194)      18,019,454     (1,398,398)      1,241,901      (20,296,183)      62,719,652      (10,808,645)      30,954,915
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
    2,488,454        2,967,600         68,514         124,190        3,620,149        4,821,057        2,612,073        2,328,241
   (6,962,762)        (945,643)       (89,951)      2,229,718      (18,936,371)      (5,045,713)     (16,509,591)      (5,916,364)
      (38,871)         (47,313)        (2,728)         (2,667)         (86,261)        (101,298)         (70,958)         (84,979)
  (35,568,928)     (25,903,531)    (2,643,001)       (631,687)     (69,322,958)     (55,421,309)     (58,533,397)     (45,318,500)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (40,082,107)     (23,928,887)    (2,667,166)      1,719,554      (84,725,441)     (55,747,263)     (72,501,873)     (48,991,602)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (58,183,301)      (5,909,433)    (4,065,564)      2,961,455     (105,021,624)       6,972,389      (83,310,518)     (18,036,687)
  206,239,786      212,149,219      7,972,844       5,011,389      428,158,662      421,186,273      358,904,564      376,941,251
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
$ 148,056,485    $ 206,239,786    $ 3,907,280     $ 7,972,844    $ 323,137,038    $ 428,158,662    $ 275,594,046    $ 358,904,564
================ ================ ============== =============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                        DREYFUS SOCIALLY RESPONSIBLE
                                     DELAWARE VIP SMALL CAP VALUE                             GROWTH          DWS I CAPITAL GROWTH
                                                       SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------- ----------------- -----------------------------
                                             2011            2010          2011              2010            2011          2010
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (44,043)  $    (130,980)  $    (7,782)   $       (7,384)   $   (176,161)   $  (135,094)
  Net realized gains (losses)           3,767,699         451,019        10,035            16,694         181,678        104,944
  Change in unrealized gains
     (losses) on investments           (3,161,046)      5,580,834       (13,196)           60,428        (982,632)     1,274,089
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    562,610       5,900,873       (10,943)           69,738        (977,115)     1,243,939
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 859,953         872,920            --                --          13,452         73,503
  Net transfers (including fixed
     account)                         (10,731,317)       (481,332)       86,012           (81,587)      2,649,227       (433,247)
  Contract charges                            (58)         (1,729)         (148)             (192)         (3,799)        (3,356)
  Transfers for contract benefits
     and terminations                  (2,295,994)     (3,036,505)      (14,205)          (25,252)     (1,026,964)    (1,422,186)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,167,416)     (2,646,646)       71,659          (107,031)      1,631,916      (1,785,286)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets                  (11,604,806)      3,254,227        60,716           (37,293)        654,801        (541,347)
NET ASSETS:
  Beginning of period                  24,258,561      21,004,334       602,610           639,903       9,928,161      10,469,508
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
  End of period                      $ 12,653,755    $ 24,258,561    $  663,326    $      602,610    $ 10,582,962    $  9,928,161
                                   ================= =============== ============= ================= =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  DWS II DREMAN SMALL MID CAP                                       DWS II GOVERNMENT & AGENCY
                        VALUE          DWS II GLOBAL THEMATIC                       SECURITIES           FIDELITY VIP CONTRAFUND
                   SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
-------------------------------- ------------------------------- -------------------------------- ---------------------------------
       2011              2010           2011             2010           2011              2010             2011             2010
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 $ (122,790)       $ (108,399)     $ (66,982)       $ (61,703)     $ 109,287         $ 149,344     $ (1,842,138)    $ (1,345,055)
   (387,338)       (1,016,153)      (336,640)        (509,135)       134,232            84,828       (3,447,135)      (9,343,310)
   (248,873)        3,059,457       (180,709)       1,020,140         35,389            25,839       (4,937,022)      46,170,351
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
   (759,001)        1,934,905       (584,331)         449,302        278,908           260,011      (10,226,295)      35,481,986
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
     10,408            83,912         33,227           67,455         53,171            60,255        8,916,221        9,051,278
   (753,982)         (846,445)      (199,532)        (287,372)     1,097,662           279,407       (8,077,907)      (4,642,818)
     (2,411)           (2,872)        (1,019)          (1,198)        (1,505)           (1,723)        (102,566)        (108,165)
   (930,715)       (1,370,822)      (955,892)        (524,105)      (588,147)       (1,262,143)     (30,890,804)     (32,813,557)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (1,676,700)       (2,136,227)    (1,123,216)        (745,220)       561,181          (924,204)     (30,155,056)     (28,513,262)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (2,435,701)         (201,322)    (1,707,547)        (295,918)       840,089          (664,193)     (40,381,351)       6,968,724
 10,696,706        10,898,028      4,734,517        5,030,435      5,647,349         6,311,542      264,096,436      257,127,712
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
$ 8,261,005      $ 10,696,706    $ 3,026,970      $ 4,734,517    $ 6,487,438       $ 5,647,349    $ 223,715,085    $ 264,096,436
============== ================= ============== ================ ============== ================= ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   FIDELITY VIP DYNAMIC CAPITAL
                                                   APPRECIATION           FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------- -------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010            2011          2010
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (34,062)   $   (33,033)   $   2,659,389    $   1,179,009    $  1,456,696    $1,802,923
  Net realized gains (losses)             34,857        (20,001)      (2,487,608)      (9,599,328)       (572,908)     (936,703)
  Change in unrealized gains
     (losses) on investments             (96,275)       401,913         (711,393)      37,415,691        (101,925)    2,664,156
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (95,480)       348,879         (539,612)      28,995,372         781,863     3,530,376
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 37,216         76,315        7,696,093        9,274,991         493,646       672,972
  Net transfers (including fixed
     account)                             26,764        (70,924)      (6,118,085)      (6,948,273)     (1,085,003)   (1,065,600)
  Contract charges                          (440)          (329)        (191,800)        (206,359)        (23,117)      (25,380)
  Transfers for contract benefits
     and terminations                   (280,667)      (551,681)     (24,402,072)     (33,839,062)     (3,055,688)   (5,779,988)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (217,127)      (546,619)     (23,015,864)     (31,718,703)     (3,670,162)   (6,197,996)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                    (312,607)      (197,740)     (23,555,476)      (2,723,331)     (2,888,299)   (2,667,620)
NET ASSETS:
  Beginning of period                  2,381,228      2,578,968      237,379,610      240,102,941      28,813,104    31,480,724
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
  End of period                     $  2,068,621    $ 2,381,228    $ 213,824,134    $ 237,379,610    $ 25,924,805   $28,813,104
                                   ================ ============== ================ ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                          FTVIPT FRANKLIN INCOME          FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
          FIDELITY VIP MID CAP                        SECURITIES            DIVIDENDS SECURITIES                GROWTH SECURITIES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- --------------------------------
         2011             2010            2011              2010            2011            2010            2011             2010
---------------- ---------------- ---------------     ------------- --------------- --------------- --------------- ----------------
 $ (4,577,424)    $ (4,341,387)    $ 1,858,033       $ 2,074,598       $ (92,642)      $ (75,452)     $ (738,025)      $ (767,521)
    6,541,449        1,199,869         561,856          (489,543)        509,046         (31,739)      1,758,379         (262,490)
  (40,829,193)      78,337,317      (2,039,182)        3,049,873         492,548       3,803,693      (3,391,329)      10,869,222
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (38,865,168)      75,195,799         380,707         4,634,928         908,952       3,696,502      (2,370,975)       9,839,211
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
   12,531,076       12,046,193         227,117           110,583          86,719          51,957         328,562          410,085
   (7,742,416)      (1,759,264)      2,134,661         9,575,080       1,243,437          75,355      (2,281,320)      (2,495,182)
     (123,455)        (136,971)         (8,310)           (8,693)         (7,961)         (8,410)        (15,286)         (16,997)
  (45,265,492)     (37,193,377)    (12,982,341)       (7,410,756)     (3,285,346)     (2,181,030)     (6,873,511)      (5,680,195)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (40,600,287)     (27,043,419)    (10,628,873)        2,266,214      (1,963,151)     (2,062,128)     (8,841,555)      (7,782,289)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (79,465,455)      48,152,380     (10,248,166)        6,901,142      (1,054,199)      1,634,374     (11,212,530)       2,056,922
  346,905,399      298,753,019      48,715,164        41,814,022      23,199,262      21,564,888      46,170,327       44,113,405
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
$ 267,439,944    $ 346,905,399    $ 38,466,998      $ 48,715,164    $ 22,145,063    $ 23,199,262    $ 34,957,797     $ 46,170,327
================ ================ =============== ================= =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                       FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN
                                   FTVIPT MUTUAL SHARES SECURITIES              MARKETS SECURITIES                     SECURITIES
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ---------------------------------- ------------------------------- ------------------------------
                                          2011             2010            2011            2010            2011            2010
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   208,025    $     (52,010)   $    (65,242)   $    119,566     $   (86,068)   $     116,444
  Net realized gains (losses)            (697,265)      (1,236,788)         12,802        (589,746)        898,333       (1,627,120)
  Change in unrealized gains
     (losses) on investments             (432,198)       5,408,439      (5,395,367)      5,062,261     (14,200,122)       9,126,821
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (921,438)       4,119,641      (5,447,807)      4,592,081     (13,387,857)       7,616,145
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 102,557          197,889       1,787,892       1,862,750       1,691,780        1,977,952
  Net transfers (including fixed
     account)                          (1,285,384)        (797,152)     (2,027,823)       (961,536)     (5,748,550)      (2,529,871)
  Contract charges                        (15,138)         (18,697)        (17,300)        (18,524)        (29,500)         (35,176)
  Transfers for contract benefits
     and terminations                 (11,663,683)      (6,736,973)     (2,708,122)     (2,619,177)    (20,507,747)     (17,443,287)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,861,648)      (7,354,933)     (2,965,353)     (1,736,487)    (24,594,017)     (18,030,382)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                  (13,783,086)      (3,235,292)     (8,413,160)      2,855,594     (37,981,874)     (10,414,237)
NET ASSETS:
  Beginning of period                  46,886,371       50,121,663      34,095,115      31,239,521     133,825,834      144,240,071
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
  End of period                    $   33,103,285    $  46,886,371    $ 25,681,955    $ 34,095,115    $ 95,843,960    $ 133,825,834
                                   ================= ================ =============== =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                INVESCO V.I.
                                  GOVERNMENT
INVESCO V.I. DIVIDEND GROWTH      SECURITIES      INVESCO V.I. S&P 500 INDEX     INVESCO V.I. UTILITIES FUND
                  SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------- ------------------------------- -------------------------------
       2011             2010         2011 (a)          2011             2010           2011             2010
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
  $ (11,070)       $ (12,149)     $ (280,650)     $ (17,436)       $ (25,000)      $ 28,915         $ 41,804
     17,439          (10,784)        279,430        210,784          (14,696)       (33,637)        (145,542)
    (45,194)         182,488       1,275,198       (334,887)         857,398        316,207          196,988
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
    (38,825)         159,555       1,273,978       (141,539)         817,702        311,485           93,250
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
          5           10,000          16,164             --           60,311          2,326            5,440
    (77,150)         (39,550)     24,854,553     (3,193,636)        (208,025)       188,313          (79,196)
       (167)            (224)         (3,984)          (765)            (932)          (726)            (796)
   (357,820)        (379,840)     (5,263,451)      (898,702)        (356,458)      (475,159)        (394,411)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (435,132)        (409,614)     19,603,282     (4,093,103)        (505,104)      (285,246)        (468,963)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (473,957)        (250,059)     20,877,260     (4,234,642)         312,598         26,239         (375,713)
  2,026,368        2,276,427              --      7,379,716        7,067,118      2,340,520        2,716,233
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
$ 1,552,411      $ 2,026,368    $ 20,877,260    $ 3,145,074      $ 7,379,716    $ 2,366,759      $ 2,340,520
============== ================ =============== ============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                     INVESCO V.I.
                                          INVESCO V.I. VAN KAMPEN      VAN KAMPEN         INVESCO V.I. VAN KAMPEN
                                                   CAPITAL GROWTH        COMSTOCK               EQUITY AND INCOME
                                                       SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT
                                   --------------------------------- --------------- -------------------------------
                                          2011            2010           2011 (a)          2011           2010
                                   ----------------- --------------- --------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $     (236,887)   $   (271,143)   $    (96,993)   $     269,369    $     490,211
  Net realized gains (losses)             898,553         301,473        (114,472)       3,304,871          279,311
  Change in unrealized gains
     (losses) on investments           (1,481,583)      2,322,098        (920,262)      (6,928,875)      12,898,906
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (819,917)      2,352,428      (1,131,727)      (3,354,635)      13,668,428
                                   ----------------- --------------- --------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   3,459           4,917               1          622,341          634,758
  Net transfers (including fixed
     account)                            (353,803)       (710,156)      9,987,817       (3,604,380)         315,946
  Contract charges                         (3,941)         (4,588)         (1,981)         (42,256)         (50,156)
  Transfers for contract benefits
     and terminations                  (2,542,135)     (2,221,200)       (811,567)     (35,142,469)     (17,253,123)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,896,420)     (2,931,027)      9,174,270      (38,166,764)     (16,352,575)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets                   (3,716,337)       (578,599)      8,042,543      (41,521,399)      (2,684,147)
NET ASSETS:
  Beginning of period                  15,074,925      15,653,524              --      145,446,901      148,131,048
                                   ----------------- --------------- --------------- ---------------- --------------
  End of period                    $   11,358,588    $ 15,074,925    $  8,042,543    $ 103,925,502    $ 145,446,901
                                   ================= =============== =============== ================ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      INVESCO V.I. VAN KAMPEN
            GROWTH AND INCOME          JANUS ASPEN ENTERPRISE            JANUS ASPEN OVERSEAS         JANUS ASPEN WORLDWIDE
                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------- -----------------------------
        2011             2010            2011            2010            2011            2010         2011             2010
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  $ (768,352)    $ (2,043,580)     $ (238,761)     $ (254,074)     $ (686,826)     $ (642,053)   $     (902)        $ (1,282)
   2,595,490         (395,317)      1,018,681         258,482       2,169,526       1,861,041        16,054            1,309
  (5,959,759)      14,938,113      (1,209,794)      3,508,107     (29,566,214)     16,334,161      (150,745)         148,399
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  (4,132,621)      12,499,216        (429,874)      3,512,515     (28,083,514)     17,553,149      (135,593)         148,426
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
     324,740          396,616         305,103         278,120       3,980,041       4,585,655        79,663          113,232
  (4,750,984)      (1,862,736)       (768,032)       (621,135)     (5,295,000)     (1,781,746)      (52,705)           1,668
     (48,374)         (60,861)         (3,709)         (4,402)        (43,630)        (54,064)          (13)             (27)
 (26,963,743)     (21,817,902)     (3,016,876)     (2,734,299)     (8,314,131)     (8,224,948)     (166,824)        (271,965)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (31,438,361)     (23,344,883)     (3,483,514)     (3,081,716)     (9,672,720)     (5,475,103)     (139,879)        (157,092)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (35,570,982)     (10,845,667)     (3,913,388)        430,799     (37,756,234)     12,078,046      (275,472)          (8,666)
 130,864,665      141,710,332      17,466,737      17,035,938      91,389,889      79,311,843     1,072,638        1,081,304
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
$ 95,293,683    $ 130,864,665    $ 13,553,349    $ 17,466,737    $ 53,633,655    $ 91,389,889    $  797,166     $  1,072,638
=============== ================ =============== =============== =============== =============== ============ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                        LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                                  AGGRESSIVE GROWTH                     APPRECIATION         EQUITY INCOME BUILDER
                                                         SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011             2010           2011           2010
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)     $    (6,528,490) $   (6,928,070)  $     (575,412)  $    (334,010)  $   1,917,977  $  2,352,892
  Net realized gains (losses)           29,837,439       6,702,148        5,284,146      (3,121,686)     (7,975,402)   (7,969,898)
  Change in unrealized gains
     (losses) on investments           (15,938,881)     98,338,740         (460,520)     47,745,051      11,691,431    17,833,567
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
        from operations                   7,370,068     98,112,818        4,248,214      44,289,355       5,634,006    12,216,561
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                4,001,388       4,376,295        2,353,479       2,519,840         510,457       548,275
  Net transfers (including fixed
     account)                          (21,773,662)    (23,295,488)     (14,061,686)     (5,316,150)     29,027,359    (2,773,703)
  Contract charges                        (287,914)       (333,658)        (254,296)       (305,519)        (61,858)      (43,461)
  Transfers for contract benefits
     and terminations                  (94,403,126)    (67,160,753)     (87,046,432)    (64,837,341)    (30,054,870)  (16,535,047)
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (112,463,314)    (86,413,604)     (99,008,935)    (67,939,170)       (578,912)  (18,803,936)
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                  (105,093,246)     11,699,214      (94,760,721)    (23,649,815)      5,055,094    (6,587,375)
NET ASSETS:
  Beginning of period                  497,935,929     486,236,715      439,981,790     463,631,605     130,583,106   137,170,481
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
  End of period                    $   392,842,683  $  497,935,929   $  345,221,069   $ 439,981,790    $135,638,200  $130,583,106
                                   ================ ================ =============== ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
     FUNDAMENTAL ALL CAP VALUE                 LARGE CAP GROWTH                   LARGE CAP VALUE                    MID CAP CORE
                    SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------------- -------------------------------- --------------------------------- -------------------------------
         2011             2010            2011             2010             2011             2010            2011            2010
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 $ (1,295,681)       $ 377,499    $ (1,358,486)    $ (1,910,433)     $ 1,008,601      $ 2,307,149      $ (889,563)   $ (1,008,291)
   (2,424,527)     (11,642,764)      3,861,207        1,335,252       (3,263,606)      (7,356,198)      1,201,339      (1,361,702)
  (27,146,877)      74,789,279      (4,786,309)       9,765,605        7,717,041       16,477,195      (2,733,518)     13,365,732
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (30,867,085)      63,524,014      (2,283,588)       9,190,424        5,462,036       11,428,146      (2,421,742)     10,995,739
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
    3,535,545        4,198,098         748,149        1,002,807        1,097,993        1,545,647         130,996         153,503
   (8,099,229)     (14,791,603)     (3,105,994)      (4,356,786)      (4,309,355)      (4,028,645)     (2,693,828)     (2,625,336)
     (206,637)        (250,114)        (45,515)         (53,388)         (84,125)         (98,153)        (21,823)        (28,181)
  (87,706,979)     (69,064,385)    (20,471,397)     (18,730,342)     (24,818,658)     (24,793,828)    (13,744,841)    (10,185,291)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (92,477,300)     (79,908,004)    (22,874,757)     (22,137,709)     (28,114,145)     (27,374,979)    (16,329,496)    (12,685,305)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 (123,344,385)     (16,383,990)    (25,158,345)     (12,947,285)     (22,652,109)     (15,946,833)    (18,751,238)     (1,689,566)
  478,128,074      494,512,064     124,995,190      137,942,475      156,733,252      172,680,085      61,152,307      62,841,873
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 354,783,689    $ 478,128,074    $ 99,836,845    $ 124,995,190    $ 134,081,143    $ 156,733,252    $ 42,401,069    $ 61,152,307
================ ================ =============== ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           LMPVET CLEARBRIDGE VARIABLE     LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                                      SMALL CAP GROWTH     VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011            2010            2011           2010
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (1,070,566)   $  (1,101,010)   $   (137,805)   $    (12,987)   $    783,541    $  1,397,959
  Net realized gains (losses)            3,639,657         (608,442)        291,982        (536,891)        651,161        (901,195)
  Change in unrealized gains
     (losses) on investments            (2,303,613)      15,605,574        (766,908)      5,831,936      (1,482,053)     11,231,101
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                     265,478       13,896,122        (612,731)      5,282,058         (47,351)     11,727,865
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  829,628          894,313       1,020,601       1,365,670         336,719         238,219
  Net transfers (including fixed
     account)                             (630,880)      (2,245,630)     (1,000,640)     (1,562,165)       (104,821)       (394,464)
  Contract charges                         (24,623)         (27,674)        (43,121)        (46,701)        (52,106)        (63,118)
  Transfers for contract benefits
     and terminations                  (12,468,979)      (9,501,235)     (8,675,764)     (7,589,733)    (20,411,041)    (17,766,884)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (12,294,854)     (10,880,226)     (8,698,924)     (7,832,929)    (20,231,249)    (17,986,247)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (12,029,376)       3,015,896      (9,311,655)     (2,550,871)    (20,278,600)     (6,258,382)
NET ASSETS:
  Beginning of period                   71,509,944       68,494,048      53,105,312      55,656,183      97,750,305     104,008,687
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
  End of period                    $    59,480,568    $  71,509,944    $ 43,793,657    $ 53,105,312    $ 77,471,705    $ 97,750,305
                                   ================== ================ =============== =============== =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE     LMPVIT WESTERN ASSET VARIABLE
              ALLOCATION 70%                  ALLOCATION 85%           GLOBAL HIGH YIELD BOND                       HIGH INCOME
                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- -------------------------------- ---------------------------------
        2011            2010            2011            2010            2011             2010             2011             2010
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
   $ 189,559       $ 330,323        $ (5,604)       $ 47,580       $ 704,903        $ 929,218      $ 8,354,735     $ 11,141,132
    (399,157)     (1,479,910)       (417,220)     (1,085,412)        (65,788)        (121,557)      (4,102,865)      (4,651,900)
    (543,178)      7,924,246        (581,634)      5,281,628        (609,805)         942,982       (2,567,605)      13,775,758
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
    (752,776)      6,774,659      (1,004,458)      4,243,796          29,310        1,750,643        1,684,265       20,264,990
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
     242,607         263,650         157,469         211,257           2,164           11,095          270,029          474,062
    (315,827)       (319,430)       (232,166)       (255,067)        (24,319)         390,681       (2,507,937)      (4,148,966)
     (48,215)        (57,782)        (36,441)        (43,759)         (1,977)          (2,352)         (46,114)         (57,339)
 (10,790,019)     (8,594,849)     (5,105,423)     (4,666,357)     (2,643,621)      (2,862,068)     (30,203,089)     (23,000,102)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (10,911,454)     (8,708,411)     (5,216,561)     (4,753,926)     (2,667,753)      (2,462,644)     (32,487,111)     (26,732,345)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (11,664,230)     (1,933,752)     (6,221,019)       (510,130)     (2,638,443)        (712,001)     (30,802,846)      (6,467,355)
  55,155,290      57,089,042      33,646,055      34,156,185      14,183,211       14,895,212      144,770,864      151,238,219
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
$ 43,491,060    $ 55,155,290    $ 27,425,036    $ 33,646,055    $ 11,544,768     $ 14,183,211    $ 113,968,018    $ 144,770,864
=============== =============== =============== =============== =============== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   MIST AMERICAN FUNDS BALANCED    MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE
                                                     ALLOCATION                    ALLOCATION                      ALLOCATION
                                                     SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                            2011           2010           2011           2010           2011             2010
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $      15,187    $        71    $     8,703    $    (3,505)   $     9,697    $       5,359
  Net realized gains (losses)             88,650         25,946         70,376          8,068         24,779            9,709
  Change in unrealized gains
     (losses) on investments            (158,223)       154,922       (198,256)       185,024        (44,519)          78,407
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (54,386)       180,939       (119,177)       189,587        (10,043)          93,475
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                447,832        367,631        479,768        569,143        371,069          464,242
  Net transfers (including fixed
     account)                            242,372      1,052,767        (41,373)     1,031,506            840          301,312
  Contract charges                           (73)           (69)           (19)           (14)          (140)             (90)
  Transfers for contract benefits
     and terminations                 (1,077,219)      (311,891)    (1,096,245)      (309,164)      (232,823)        (266,172)
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (387,088)     1,108,438       (657,869)     1,291,471        138,946          499,292
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                    (441,474)     1,289,377       (777,046)     1,481,058        128,903          592,767
NET ASSETS:
  Beginning of period                  2,255,436        966,059      2,214,066        733,008      1,220,961          628,194
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
  End of period                    $   1,813,962    $ 2,255,436    $ 1,437,020    $ 2,214,066    $ 1,349,864    $   1,220,961
                                   ================ ============== ============== ============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MIST BATTERYMARCH GROWTH AND
                          INCOME        MIST BLACKROCK HIGH YIELD   MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE
                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------ -------------------------------  --------------------------------
       2011             2010            2011             2010           2011             2010            2011               2010
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    $ 888,220        $ 660,981     $ 7,769,514      $ 5,239,599     $ (286,746)      $ (178,625)    $ 2,069,469        $ 5,638,516
   (6,830,282)     (10,240,101)      1,972,832          901,510     (1,811,495)      (3,506,436)     (6,209,887)        (8,036,890)
    6,658,661       39,348,882      (8,138,446)      10,530,966      1,772,980        9,129,288      (1,177,992)        13,628,349
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
      716,599       29,769,762       1,603,900       16,672,075       (325,261)       5,444,227      (5,318,410)        11,229,975
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    3,230,662        3,929,658       2,433,464        2,877,045        335,464          375,376       2,035,180          2,153,434
   (6,467,907)      (4,140,078)       (513,689)      43,310,938       (299,826)         418,365      (2,466,083)           523,474
     (226,917)        (205,869)        (56,352)         (61,010)       (41,177)         (47,566)        (32,498)           (35,012)
  (23,534,572)     (24,370,710)    (21,000,450)     (18,444,043)    (8,568,739)      (7,823,994)    (11,181,915)       (11,668,216)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,998,734)     (24,786,999)    (19,137,027)      27,682,930     (8,574,278)      (7,077,819)    (11,645,316)        (9,026,320)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,282,135)       4,982,763     (17,533,127)      44,355,005     (8,899,539)      (1,633,592)    (16,963,726)         2,203,655
  266,748,724      261,765,961     150,232,781      105,877,776     54,941,051       56,574,643      86,851,730         84,648,075
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
$ 240,466,589    $ 266,748,724   $ 132,699,654    $ 150,232,781   $ 46,041,512     $ 54,941,051    $ 69,888,004       $ 86,851,730
================   ============= ================ =============== =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                              MIST HARRIS OAKMARK
                                      MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------- -------------------------------- ------------------------------
                                             2011            2010            2011            2010            2011             2010
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $       21,238   $    (115,184)  $  (1,262,468)  $     397,129    $   (242,404)  $     (198,696)
  Net realized gains (losses)             554,169         312,797      (2,163,527)     (4,180,346)        628,670            7,435
  Change in unrealized gains
     (losses) on investments           (2,311,385)      2,143,925      (8,551,550)     15,582,634        (841,194)       2,462,245
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,735,978)      2,341,538     (11,977,545)     11,799,417        (454,928)       2,270,984
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 368,233         405,792       1,183,060       1,183,833         190,130          236,824
  Net transfers (including fixed
     account)                            (250,753)      1,475,432      (2,224,130)      3,722,593       1,697,055        4,174,371
  Contract charges                         (4,019)         (4,229)        (19,939)        (23,467)         (3,587)          (3,394)
  Transfers for contract benefits
     and terminations                  (2,361,256)     (1,952,307)    (13,266,257)    (13,797,409)     (2,341,694)      (1,459,461)
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,247,795)        (75,312)    (14,327,266)     (8,914,450)       (458,096)       2,948,340
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                   (3,983,773)      2,266,226     (26,304,811)      2,884,967        (913,024)       5,219,324
NET ASSETS:
  Beginning of period                  15,942,525      13,676,299      89,505,876      86,620,909      13,490,846        8,271,522
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
  End of period                    $   11,958,752    $ 15,942,525    $ 63,201,065    $ 89,505,876    $ 12,577,822    $  13,490,846
                                   ================= ============== ================ =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                  MIST LEGG MASON CLEARBRIDGE         MIST LOOMIS SAYLES GLOBAL
              MIST JANUS FORTY             MIST LAZARD MID CAP              AGGRESSIVE GROWTH                           MARKETS
                    SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------ ---------------------------------
         2011             2010            2011            2010           2011            2010             2011             2010
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  $ 2,911,960      $ 3,377,101      $ (470,532)     $ (313,922)     $ (35,457)       $ (1,126)     $ 2,134,420      $ 3,681,019
   (4,551,244)     (16,861,264)      1,038,406      (1,295,722)        (7,738)         19,968        1,701,587       (1,563,612)
  (41,942,954)      54,896,156      (6,270,867)     18,900,946       (234,951)           (313)      (7,312,567)      28,673,404
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (43,582,238)      41,411,993      (5,702,993)     17,291,302       (278,146)         18,529       (3,476,560)      30,790,811
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
   15,689,596       18,850,981       1,880,991       2,285,313        115,480          22,034        4,338,907        4,804,771
  (21,711,758)     (15,447,126)     (1,012,070)     (1,129,791)     3,456,495         266,593       (3,721,255)      (4,327,163)
     (423,292)        (476,293)        (41,922)        (43,961)          (406)             --         (118,081)        (124,043)
  (53,222,812)     (98,948,271)    (11,167,423)    (14,478,164)      (491,613)       (251,037)     (16,032,651)     (28,074,301)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (59,668,266)     (96,020,709)    (10,340,424)    (13,366,603)     3,079,956          37,590      (15,533,080)     (27,720,736)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
 (103,250,504)     (54,608,716)    (16,043,417)      3,924,699      2,801,810          56,119      (19,009,640)       3,070,075
  563,298,004      617,906,720      94,335,966      90,411,267        194,775         138,656      169,859,208      166,789,133
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
$ 460,047,500    $ 563,298,004    $ 78,292,549    $ 94,335,966    $ 2,996,585       $ 194,775    $ 150,849,568    $ 169,859,208
================ ================ =============== =============== ============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            MIST LORD ABBETT BOND                                        MIST MET/EATON VANCE
                                                        DEBENTURE    MIST LORD ABBETT MID CAP VALUE             FLOATING RATE
                                                       SUBACCOUNT                        SUBACCOUNT                SUBACCOUNT
                                   --------------------------------- ------------------------------- -------------------------
                                          2011             2010            2011            2010           2011       2010 (b)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    3,061,826    $  3,389,576    $   (718,592)   $   (724,700)   $    (2,850)     $(3,899)
  Net realized gains (losses)           1,724,630         954,869      (2,450,156)     (5,567,525)          (931)         965
  Change in unrealized gains
     (losses) on investments           (2,623,590)      3,147,896         683,560      18,071,963        (13,103)      19,386
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,162,866       7,492,341      (2,485,188)     11,779,738        (16,884)      16,452
                                   ----------------- --------------- --------------- --------------- -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 476,893         625,765         276,401         464,080          4,531           --
  Net transfers (including fixed
     account)                            (844,181)      1,611,635      (2,902,955)     (1,771,771)     3,671,314      741,948
  Contract charges                        (18,259)        (21,004)        (10,945)        (12,756)          (101)         (43)
  Transfers for contract benefits
     and terminations                 (13,631,379)    (10,695,975)     (8,378,011)     (8,217,077)    (3,144,532)     (33,283)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (14,016,926)     (8,479,579)    (11,015,510)     (9,537,524)       531,212      708,622
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets                  (11,854,060)       (987,238)    (13,500,698)      2,242,214        514,328      725,074
NET ASSETS:
  Beginning of period                  69,771,604      70,758,842      59,037,980      56,795,766        725,074           --
                                   ----------------- --------------- --------------- --------------- -------------- ----------
  End of period                    $   57,917,544    $ 69,771,604    $ 45,537,282    $ 59,037,980    $ 1,239,402    $ 725,074
                                   ================= =============== =============== =============== ============== ==========

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                   MIST METLIFE
                                                                     AGGRESSIVE
MIST MET/FRANKLIN MUTUAL SHARES       MIST MET/TEMPLETON GROWTH        STRATEGY    MIST METLIFE BALANCED STRATEGY
                     SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- --------------- ---------------------------------
     2011              2010            2011         2010 (b)        2011 (a)           2011              2010
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  $ 9,129         $ (11,060)     $ (387,755)     $ (444,404)     $ (449,536)      $ (89,409)         $ 40,623
   55,962            19,234          (8,261)       (108,183)       (708,953)        923,392           726,119
  (99,318)           43,651      (6,650,212)      2,086,882      (7,641,139)     (1,653,151)        1,822,350
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  (34,227)           51,825      (7,046,228)      1,534,295      (8,799,628)       (819,168)        2,589,092
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
       --                --          36,255          51,069       2,050,844          44,387           186,086
  301,484           242,056      27,571,445      37,694,044      59,877,668         651,718          (127,653)
      (78)              (80)        (19,482)        (10,934)        (63,619)         (6,166)           (6,799)
  (79,747)          (78,162)    (12,667,987)     (2,673,567)     (3,468,760)     (2,543,987)       (2,397,193)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  221,659           163,814      14,920,231      35,060,612      58,396,133      (1,854,048)       (2,345,559)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  187,432           215,639       7,874,003      36,594,907      49,596,505      (2,673,216)          243,533
  745,697           530,058      36,594,907              --              --      24,508,815        24,265,282
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
$ 933,129         $ 745,697    $ 44,468,910    $ 36,594,907    $ 49,596,505    $ 21,835,599      $ 24,508,815
============ ================= =============== =============== =============== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                         MIST MFS EMERGING MARKETS
                                     MIST METLIFE GROWTH STRATEGY    MIST METLIFE MODERATE STRATEGY                         EQUITY
                                                       SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                             2011            2010            2011              2010            2011           2010
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (96,968)     $  (48,971)       $(43,199)       $   76,287    $  (272,929)     $ (719,407)
  Net realized gains (losses)             884,077       1,116,501         861,190           371,000         884,647       (753,108)
  Change in unrealized gains
     (losses) on investments           (1,953,025)      1,639,449      (1,203,271)        1,067,659     (20,750,405)    21,914,501
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,165,916)      2,706,979        (385,280)        1,514,946     (20,138,687)    20,441,986
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  35,834          34,397         125,875           388,032         736,246        683,797
  Net transfers (including fixed
     account)                            (580,275)     (1,418,788)       (916,243)          862,313      (1,700,011)       804,832
  Contract charges                         (6,165)         (6,654)         (4,555)           (4,724)        (18,043)       (21,605)
  Transfers for contract benefits
     and terminations                  (1,748,243)     (2,368,445)       (941,672)         (910,419)    (18,266,654)   (14,615,915)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,298,849)     (3,759,490)     (1,736,595)          335,202     (19,248,462)   (13,148,891)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (3,464,765)     (1,052,511)     (2,121,875)        1,850,148     (39,387,149)     7,293,095
NET ASSETS:
  Beginning of period                  22,297,948      23,350,459      16,268,189        14,418,041     113,623,154    106,330,059
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
  End of period                    $   18,833,183    $ 22,297,948    $ 14,146,314       $16,268,189    $ 74,236,005    $113,623,154
                                   ================= =============== =============== ================= =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                      MIST MORGAN STANLEY MID CAP        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                            GROWTH                    APPRECIATION                             BOND
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- ------------------------------
        2011               2010            2011              2010           2011             2010            2011          2010
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  $ (340,832)          $ 20,862      $ (179,788)       $ (290,531)  $ (2,906,067)    $ (1,880,608)      $ 145,570       $ 910,990
  (3,863,221)        (6,143,246)      1,456,517           179,082     (4,551,348)     (14,461,639)      7,364,082       4,490,855
 (15,112,552)        12,019,334      (2,415,947)        4,588,606      1,085,452       39,193,512       2,785,833       1,161,769
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
 (19,316,605)         5,896,950      (1,139,218)        4,477,157     (6,371,963)      22,851,265      10,295,485       6,563,614
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
     969,181            956,246          58,613            74,419      7,832,552        9,960,991       2,185,285       2,299,177
  62,455,106         (2,373,941)     (1,131,285)       (1,963,930)   (11,469,773)     (12,052,204)     12,004,968      10,623,977
     (63,689)           (20,945)         (2,680)           (3,188)      (272,456)        (298,027)        (29,494)        (29,860)
 (16,874,713)       (10,571,750)     (2,903,439)       (2,453,671)   (30,380,903)     (47,208,645)    (19,122,773)    (14,085,206)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  46,485,885        (12,010,390)     (3,978,791)       (4,346,370)   (34,290,580)     (49,597,885)     (4,962,014)     (1,191,912)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  27,169,280         (6,113,440)     (5,118,009)          130,787    (40,662,543)     (26,746,620)      5,333,471       5,371,702
  71,851,431         77,964,871      18,023,005        17,892,218    324,669,577      351,416,197     110,311,164     104,939,462
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
$ 99,020,711       $ 71,851,431    $ 12,904,996      $ 18,023,005  $ 284,007,034    $ 324,669,577   $ 115,644,635    $110,311,164
=============== ================== =============== =============== ================ =============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           MIST PIMCO TOTAL RETURN               MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
                                                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ---------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010             2011         2010
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   3,966,637      $8,752,020    $   (353,752)   $   (207,203)    $  7,733,913     $ 9,012,715
  Net realized gains (losses)          22,191,385      13,725,544       1,322,323         836,067       11,704,292       6,147,021
  Change in unrealized gains
     (losses) on investments          (20,363,357)      5,170,879      (7,168,938)      5,715,899      (14,503,293)     10,241,708
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,794,665      27,648,443      (6,200,367)      6,344,763        4,934,912      25,401,444
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               9,247,517      11,003,929         809,675         588,805        1,912,985       3,027,694
  Net transfers (including fixed
     account)                          28,814,382      33,073,781      28,711,482        (438,848)       4,993,451      24,677,941
  Contract charges                       (102,632)       (105,334)        (34,374)        (26,577)         (66,671)        (70,927)
  Transfers for contract benefits
     and terminations                 (77,141,150)    (78,016,479)    (11,845,107)     (6,250,902)     (54,284,819)    (36,081,723)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (39,181,883)    (34,044,103)     17,641,676      (6,127,522)     (47,445,054)     (8,447,015)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  (33,387,218)     (6,395,660)     11,441,309         217,241      (42,510,142)     16,954,429
NET ASSETS:
  Beginning of period                 430,615,868     437,011,528      48,832,317      48,615,076      266,557,264     249,602,835
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
  End of period                    $  397,228,650   $ 430,615,868    $ 60,273,626    $ 48,832,317    $ 224,047,122    $266,557,264
                                   ================ ================ =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                        MIST SSGA GROWTH AND                                          MIST T. ROWE PRICE LARGE CAP
       MIST RCM TECHNOLOGY                        INCOME ETF              MIST SSGA GROWTH ETF                               VALUE
                SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                          SUBACCOUNT
----------------------------- --------------------------------- --------------------------------- ---------------------------------
       2011        2010 (b)            2011             2010             2011             2010             2011               2010
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $ (133,606)     $ (31,536)       $ 633,457        $ 141,485        $ 568,982        $ 410,715     $ (1,503,367)      $ (1,079,597)
    (82,392)         1,028        3,384,658          394,694          855,233         (449,603)      (5,999,706)        (9,512,542)
 (1,765,055)       473,487       (4,165,475)      12,093,535       (6,336,615)      17,863,262          (22,210)        30,874,618
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 (1,981,053)       442,979         (147,360)      12,629,714       (4,912,400)      17,824,374       (7,525,283)        20,282,479
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
     19,287          5,752        4,286,666        5,192,124        6,533,689        7,347,800        1,256,529          1,427,815
  8,738,253      2,391,202       (2,721,856)      (2,409,553)      (5,362,569)      (6,506,021)      (3,924,121)        (3,624,085)
     (3,627)          (801)        (167,224)        (180,803)        (204,001)        (219,040)         (35,852)           (41,598)
   (926,869)      (114,329)     (10,534,334)     (11,074,725)     (11,423,883)      (9,859,232)     (20,783,202)       (19,772,310)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  7,827,044      2,281,824       (9,136,748)      (8,472,957)     (10,456,764)      (9,236,493)     (23,486,646)       (22,010,178)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  5,845,991      2,724,803       (9,284,108)       4,156,757      (15,369,164)       8,587,881      (31,011,929)        (1,727,699)
  2,724,803             --      126,498,036      122,341,279      156,916,020      148,328,139      148,207,202        149,934,901
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$ 8,570,794    $ 2,724,803    $ 117,213,928    $ 126,498,036    $ 141,546,856    $ 156,916,020    $ 117,195,273      $ 148,207,202
============== ============== ================ ================ ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MIST T. ROWE PRICE MID CAP
                                                         GROWTH    MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010           2011           2010
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (72,602)    $  (54,930)   $    (669,137)   $    (482,453)   $   (55,039)    $  (56,671)
  Net realized gains (losses)            338,144         72,787       (3,461,170)      (6,045,410)        63,933       (105,862)
  Change in unrealized gains
     (losses) on investments            (449,435)       657,273      (11,812,952)      30,878,171       (240,079)       729,192
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (183,893)       675,130      (15,943,259)      24,350,308       (231,185)       566,659
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 22,199          7,824        3,734,056        4,481,255         14,907          7,976
  Net transfers (including fixed
     account)                            730,834        556,172        2,358,574       (5,742,267)       (17,265)      (474,037)
  Contract charges                          (634)          (520)         (72,447)         (79,851)          (881)          (954)
  Transfers for contract benefits
     and terminations                   (705,536)      (146,989)     (20,445,343)     (17,121,282)      (183,975)      (372,095)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         46,863        416,487      (14,425,160)     (18,462,145)      (187,214)      (839,110)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                    (137,030)     1,091,617      (30,368,419)       5,888,163       (418,399)      (272,451)
NET ASSETS:
  Beginning of period                  3,627,883      2,536,266      155,522,778      149,634,615      2,845,882      3,118,333
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
  End of period                    $   3,490,853    $ 3,627,883    $ 125,154,359    $ 155,522,778    $ 2,427,483     $2,845,882
                                   ================ ============== ================ ================ ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                    MSF BARCLAYS CAPITAL AGGREGATE
       MIST VAN KAMPEN COMSTOCK   MORGAN STANLEY MULTI CAP GROWTH                      BOND INDEX  MSF BLACKROCK AGGRESSIVE GROWTH
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- -------------------------------- -------------------------------
      2011            2010            2011              2010           2011             2010           2011             2010
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   $ (952,059)     $ (237,283)    $ (28,646)         $ (29,043)     $ 2,541,074      $ 3,196,146   $ (1,309,030)   $ (1,652,049)
   17,811,837      10,953,834       134,170             61,264          696,588          740,234      2,960,580         (59,363)
  (22,062,746)     15,994,272      (225,771)           271,030        3,169,218        2,005,415     (5,755,682)     15,653,436
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   (5,202,968)     26,710,823      (120,247)           303,251        6,406,880        5,941,795     (4,104,132)     13,942,024
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
    1,083,871       1,614,932            --             18,000        2,980,978        3,886,773        942,806         987,855
   (8,403,818)     (6,194,380)     (178,053)            56,236       (2,295,383)      (3,027,797)    (4,048,305)     (2,262,501)
      (87,731)       (107,918)         (120)              (127)         (78,082)         (79,961)       (76,025)        (87,337)
  (44,283,943)    (33,718,819)     (127,675)          (142,618)     (14,356,532)     (20,394,190)   (17,300,935)    (16,065,098)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (51,691,621)    (38,406,185)     (305,848)           (68,509)     (13,749,019)     (19,615,175)   (20,482,459)    (17,427,081)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (56,894,589)    (11,695,362)     (426,095)           234,742       (7,342,139)     (13,673,380)   (24,586,591)     (3,485,057)
  225,341,481     237,036,843     1,463,366          1,228,624      111,235,771      124,909,151    114,976,088     118,461,145
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
$ 168,446,892   $ 225,341,481    $1,037,271        $ 1,463,366    $ 103,893,632    $ 111,235,771   $ 90,389,497    $114,976,088
=============== ================ =============== ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------- ------------------------------- -------------------------------
                                          2011           2010            2011             2010           2011             2010
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   6,572,507      $7,336,367     $3,056,552       $1,917,535   $   (155,035)   $   (178,536)
  Net realized gains (losses)            3,223,707       2,350,622      2,895,874          817,530       (366,570)       (998,742)
  Change in unrealized gains
     (losses) on investments             2,893,526      10,231,821        729,222       17,884,729        628,393       2,312,362
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  12,689,740      19,918,810      6,681,648       20,619,794        106,788       1,135,084
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,139,640       3,217,835      5,002,694        5,981,006        177,144         227,718
  Net transfers (including fixed
     account)                           (3,315,327)      7,916,248     (5,704,753)      (5,914,502)    (1,016,528)        (91,264)
  Contract charges                         (90,713)       (103,236)      (207,743)        (224,192)        (4,949)         (5,757)
  Transfers for contract benefits
     and terminations                  (52,466,220)    (49,180,996)   (27,729,730)     (38,851,332)    (1,695,938)     (2,913,987)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (53,732,620)    (38,150,149)   (28,639,532)     (39,009,020)    (2,540,271)     (2,783,290)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets                 (41,042,880)    (18,231,339)   (21,957,884)     (18,389,226)    (2,433,483)     (1,648,206)
NET ASSETS:
    Beginning of period                291,924,540     310,155,879    263,504,413      281,893,639     17,609,264      19,257,470
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
  End of period                    $   250,881,660   $ 291,924,540  $ 241,546,529    $ 263,504,413   $ 15,175,781   $  17,609,264
                                   ================ =============== ============== =============== =============== ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH        MSF BLACKROCK MONEY MARKET          MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
--------------------------------- --------------------------------- -------------------------------- -------------------------------
         2011             2010             2011             2010             2011            2010            2011            2010
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
 $ (2,963,525)    $ (2,970,952)    $ (6,694,787)    $ (6,732,484)    $ (1,271,087)     $ (280,810)     $ (484,573)      $ (52,885)
   16,005,349       12,693,487               --               --       (2,164,272)     (1,564,928)     (6,975,856)     (8,774,890)
  (37,628,458)      31,968,972               --               --      (10,373,169)      6,136,053         893,660      20,494,542
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (24,586,634)      41,691,507       (6,694,787)      (6,732,484)     (13,808,528)      4,290,315      (6,566,769)     11,666,767
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
    2,902,725        3,540,046       13,685,000       13,764,673          499,569         545,628         751,919         930,017
   (5,342,991)      (4,835,059)     154,035,845      316,568,462       95,112,541        (465,857)     (3,094,692)     (3,384,556)
     (116,934)        (129,923)        (191,982)        (213,887)         (34,711)         (8,410)        (21,376)        (22,930)
  (35,163,549)     (41,706,229)    (206,302,584)    (216,737,082)     (17,195,093)     (7,345,504)    (15,048,874)    (13,619,689)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (37,720,749)     (43,131,165)     (38,773,721)     113,382,166       78,382,306      (7,274,143)    (17,413,023)    (16,097,158)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (62,307,383)      (1,439,658)     (45,468,508)     106,649,682       64,573,778      (2,983,828)    (23,979,792)     (4,430,391)
  268,487,543      269,927,201      442,249,891      335,600,209       46,053,005      49,036,833      99,325,424     103,755,815
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
$ 206,180,160    $ 268,487,543    $ 396,781,383    $ 442,249,891    $ 110,626,783    $ 46,053,005    $ 75,345,632    $ 99,325,424
================ ================ ================ ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                           MSF LOOMIS
                                     MSF JENNISON GROWTH        SAYLES SMALL CAP CORE    MSF MET/ARTISAN MID CAP VALUE
                                              SUBACCOUNT                   SUBACCOUNT                       SUBACCOUNT
                                   --------------------------- -------------- ------------ --------------------------------
                                         2011           2010        2011         2010           2011           2010 (b)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $  (732,949)   $  (615,282)    $  (21,835)    $ (9,222)    $  (19,653)    $    (25,905)
  Net realized gains (losses)         1,060,119       (654,199)        49,522       16,996         61,646          (10,152)
  Change in unrealized gains
     (losses) on investments           (562,643)     6,231,428       (140,818)     112,778         63,620          164,008
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (235,473)     4,961,947       (113,131)     120,552        105,613          127,951
                                   --------------- ----------- -------------- ------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               251,996        290,063          9,309       10,236             --               --
  Net transfers (including fixed
     account)                        (1,503,330)    (1,015,205)     1,056,490      233,284         46,076        2,479,334
  Contract charges                      (40,888)       (48,923)          (114)         (57)          (338)            (375)
  Transfers for contract benefits
     and terminations               (11,248,453)    (9,356,185)      (234,005)     (60,970)      (292,254)        (412,510)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (12,540,675)   (10,130,250)       831,680      182,493       (246,516)       2,066,449
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets                (12,776,148)    (5,168,303)       718,549      303,045       (140,903)       2,194,400
NET ASSETS:
  Beginning of period                56,595,399     61,763,702        628,433      325,388      2,194,400               --
                                   --------------- ----------- -------------- ------------ -------------- -----------------
  End of period                     $43,819,251   $ 56,595,399    $ 1,346,982    $ 628,433    $ 2,053,497     $  2,194,400
                                   =============== =========== ============== ============ ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MSF MET/DIMENSIONAL
          INTERNATIONAL          MSF METLIFE CONSERVATIVE           MSF METLIFE CONSERVATIVE TO                              MSF
          SMALL COMPANY                        ALLOCATION                   MODERATE ALLOCATION      METLIFE MID CAP STOCK INDEX
             SUBACCOUNT                        SUBACCOUNT                            SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------- ------------------------------
     2011             2010            2011             2010            2011            2010           2011               2010
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    $ (91)             $ (602)      $ 314,408         $ 779,606       $ 668,557     $ 1,912,414      $ (25,487)      $ (16,661)
    4,927               3,869       1,098,459           705,709         876,080        (106,705)       492,845         (57,772)
  (29,384)             15,221        (799,840)        1,401,830      (1,745,916)      6,774,441       (746,319)      1,577,100
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
  (24,548)             18,488         613,027         2,887,145        (201,279)      8,580,150       (278,961)      1,502,667
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
       --                  --       1,055,711         1,251,896       3,098,237       3,808,639        411,176         389,535
   39,288              15,125       5,538,686         7,282,385       5,540,799       3,816,562        295,733         290,592
      (20)                 (3)        (10,985)          (10,740)        (46,473)        (43,100)        (5,173)        (4,862)
   (7,362)               (583)     (7,853,444)       (5,719,703)    (15,674,570)    (12,700,519)      (758,895)       (529,046)
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
   31,906              14,539      (1,270,032)        2,803,838      (7,082,007)     (5,118,418)       (57,159)        146,219
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    7,358              33,027        (657,005)        5,690,983      (7,283,286)      3,461,732       (336,120)      1,648,886
  108,458              75,431      38,552,233        32,861,250      92,534,789      89,073,057      7,903,300       6,254,414
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
$ 115,816           $ 108,458    $ 37,895,228      $ 38,552,233    $ 85,251,503    $ 92,534,789    $ 7,567,180     $ 7,903,300
============ =================== =============== ================ =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                            MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX
                                                         SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   -------------------------------- ------------------------------- ------------------------------
                                          2011           2010            2011             2010             2011            2010
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   1,144,736     $5,582,185      $  672,549      $3,465,608   $  (1,944,470)   $ (1,550,335)
  Net realized gains (losses)             (688,451)    (5,424,426)     (2,900,887)    (10,265,456)     18,784,853      18,126,276
  Change in unrealized gains
     (losses) on investments           (10,874,963)    45,896,962     (14,403,833)     49,819,288     (16,373,680)     75,716,840
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (10,418,678)    46,054,721     (16,632,171)     43,019,440         466,703      92,292,781
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               17,464,459     19,846,283      13,933,533      16,766,373      15,672,907      23,601,044
  Net transfers (including fixed
     account)                            2,861,181      4,314,279      (5,399,738)     (3,903,285)    (30,407,027)   (104,187,115)
  Contract charges                        (373,926)      (366,789)       (415,049)       (417,016)       (561,567)       (610,076)
  Transfers for contract benefits
     and terminations                  (49,533,366)   (53,282,954)    (32,689,252)    (52,043,396)    (82,389,114)    (97,206,926)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (29,581,652)   (29,489,181)    (24,570,506)    (39,597,324)    (97,684,801)   (178,403,073)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets                 (40,000,330)    16,565,540     (41,202,677)      3,422,116     (97,218,098)    (86,110,292)
NET ASSETS:
    Beginning of period                427,765,478    411,199,938     359,791,293     356,369,177     807,958,649     894,068,941
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
  End of period                    $   387,765,148  $ 427,765,478   $ 318,588,616   $ 359,791,293   $ 710,740,551    $807,958,649
                                   ================ =============== =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF NEUBERGER
          MSF MFS TOTAL RETURN                   MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX    BERMAN GENESIS
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT        SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- -----------------
         2011             2010            2011            2010            2011             2010           2011 (a)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  $ 6,204,372      $ 8,425,455        $ (1,459)     $ (137,987)      $ 898,773      $ 1,294,856             $ (76)
   (9,694,633)     (16,178,972)       (468,161)     (1,903,486)     (3,563,858)      (7,960,644)                2
    7,839,003       54,558,082          88,961       8,611,346      (6,334,332)      10,778,394               335
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    4,348,742       46,804,565        (380,659)      6,569,873      (8,999,417)       4,112,606               261
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    8,343,960        8,928,313       2,159,622       2,261,872       2,403,596        2,988,839                --
  (13,818,999)      (9,255,687)     (1,787,901)      3,117,245      (1,647,481)      (1,860,726)           19,748
     (254,692)        (290,412)        (24,294)        (25,647)        (46,102)         (47,455)               (1)
  (94,119,605)     (87,760,748)     (9,912,499)     (9,485,200)     (7,832,217)     (14,605,094)               (3)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (99,849,336)     (88,378,534)     (9,565,072)     (4,131,730)     (7,122,204)     (13,524,436)           19,744
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (95,500,594)     (41,573,969)     (9,945,731)      2,438,143     (16,121,621)      (9,411,830)           20,005
  594,788,580      636,362,549      73,901,755      71,463,612      72,320,627       81,732,457                --
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
$ 499,287,986    $ 594,788,580    $ 63,956,024    $ 73,901,755    $ 56,199,006     $ 72,320,627          $ 20,005
================ ================ =============== =============== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MSF NEUBERGER BERMAN MID CAP
                                                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY         MSF RUSSELL 2000 INDEX
                                                       SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                          2011             2010            2011             2010            2011           2010
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (148,560)    $  (146,631)      $1,728,130       $  304,750    $   (118,276)   $      7,018
  Net realized gains (losses)            (494,354)       (879,472)      (1,033,597)      (8,491,313)       (447,044)     (4,300,677)
  Change in unrealized gains
     (losses) on investments             (663,081)      4,943,695      (32,567,930)      56,165,206      (4,743,400)     27,149,045
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,305,995)      3,917,592      (31,873,397)      47,978,643      (5,308,720)     22,855,386
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  40,161             997        8,777,842        9,576,727       2,857,620       3,643,380
  Net transfers (including fixed
     account)                            (234,615)       (131,374)      (6,309,834)      (7,268,720)     (2,617,863)     (1,521,126)
  Contract charges                         (3,281)         (3,975)        (182,684)        (202,710)        (76,823)        (78,130)
  Transfers for contract benefits
     and terminations                  (3,008,098)     (2,514,527)     (40,254,294)     (53,058,261)    (10,869,620)    (18,479,738)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (3,205,833)     (2,648,879)     (37,968,970)     (50,952,964)    (10,706,686)    (16,435,614)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (4,511,828)      1,268,713      (69,842,367)      (2,974,321)    (16,015,406)      6,419,772
NET ASSETS:
  Beginning of period                  18,962,920      17,694,207      371,423,984      374,398,305     109,316,701     102,896,929
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
  End of period                    $   14,451,092    $ 18,962,920    $ 301,581,617    $ 371,423,984    $ 93,301,295    $109,316,701
                                   ================= =============== ================ ================ =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                        GROWTH                           GROWTH    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT
                    SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- -------------------------------- ------------------------------- ---------------------------------
        2011              2010            2011             2010            2011            2010             2011             2010
---------------     ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  $ (706,061)       $ (720,749)   $ (1,456,034)    $ (1,256,924)     $ (362,394)      $ 431,774        $ 277,238      $ 2,537,373
   1,286,583          (337,588)      4,434,771          266,597         283,149         141,920        6,112,162        1,328,880
  (1,668,794)        7,462,700      (2,841,905)      27,477,353       1,196,855         333,475           69,362        4,253,524
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (1,088,272)        6,404,363         136,832       26,487,026       1,117,610         907,169        6,458,762        8,119,777
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
     407,031           440,247       3,071,873        3,089,531          72,507         102,762        2,445,013        3,829,885
  (1,703,777)         (515,092)        191,404          125,709      61,505,952         459,170          982,416        5,091,257
     (19,252)          (22,081)        (62,383)         (58,145)        (12,562)         (3,706)         (88,475)        (100,867)
  (7,934,558)       (7,217,564)    (11,348,941)     (11,603,685)    (11,487,269)     (1,183,589)     (34,116,535)     (29,475,988)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (9,250,556)       (7,314,490)     (8,148,047)      (8,446,590)     50,078,628        (625,363)     (30,777,581)     (20,655,713)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
 (10,338,828)         (910,127)     (8,011,215)      18,040,436      51,196,238         281,806      (24,318,819)     (12,535,936)
  48,700,718        49,610,845     105,806,004       87,765,568       8,424,280       8,142,474      173,254,111      185,790,047
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
$ 38,361,890      $ 48,700,718    $ 97,794,789    $ 105,806,004    $ 59,620,518     $ 8,424,280    $ 148,935,292    $ 173,254,111
=============== ================= =============== ================ =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                         PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS     PIONEER VCT EQUITY INCOME
                                                       SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010            2011          2010
                                   ----------------- --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (143,498)    $  (179,379)    $  (408,646)    $  (398,019)      $  24,662     $   34,504
  Net realized gains (losses)             (14,098)       (154,626)        557,400          75,545         100,032       (537,299)
  Change in unrealized gains
     (losses) on investments             (528,798)      1,268,462      (5,700,836)      3,208,447         675,856      3,676,195
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (686,394)        934,457      (5,552,082)      2,885,973         800,550      3,173,400
                                   ----------------- --------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  75,877          91,425         110,088         207,259         108,077         63,944
  Net transfers (including fixed
     account)                          (1,222,734)       (511,858)     (2,419,505)       (810,305)        426,315        101,477
  Contract charges                         (4,438)         (5,100)         (8,622)        (10,037)         (7,418)        (7,791)
  Transfers for contract benefits
     and terminations                  (1,506,782)     (1,024,422)     (2,941,326)     (1,887,462)     (3,439,197)    (1,856,435)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,658,077)     (1,449,955)     (5,259,365)     (2,500,545)     (2,912,223)    (1,698,805)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                   (3,344,471)       (515,498)    (10,811,447)        385,428      (2,111,673)     1,474,595
NET ASSETS:
  Beginning of period                  14,111,087      14,626,585      26,221,434      25,836,006      21,292,601     19,818,006
                                   ----------------- --------------- --------------- --------------- --------------- -------------
  End of period                    $   10,766,616    $ 14,111,087    $ 15,409,987    $ 26,221,434    $ 19,180,928    $21,292,601
                                   ================= =============== =============== =============== =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                   PIONEER VCT                       PIONEER VCT
    IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION       PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- -------------------------------
         2011             2010             2011             2010            2011            2010            2011              2010
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   $ (690,552)      $ (823,648)       $ 421,589        $ 458,323      $ (427,796)     $ (372,395)       $ 39,828          $ 72,053
   (1,693,718)      (3,959,113)        (213,468)      (1,798,072)     (1,947,923)     (2,555,443)       (403,653)         (873,404)
  (10,426,952)      31,646,629       (5,383,568)      15,496,939        (337,519)      9,169,920       1,458,143         3,929,720
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (12,811,222)      26,863,868       (5,175,447)      14,157,190      (2,713,238)      6,242,082       1,094,318         3,128,369
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
    3,559,835        3,722,328          667,022        1,381,043         178,370         237,248          85,193            69,797
   (3,243,344)      (7,341,420)       1,240,567        3,210,572        (973,283)     (1,763,109)       (317,126)          689,043
     (120,182)        (127,073)         (40,372)         (43,434)        (15,407)        (18,372)         (6,341)           (6,673)
  (16,316,670)     (10,017,304)     (14,341,396)     (13,680,628)     (7,808,934)     (4,877,160)     (2,515,143)       (1,168,701)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (16,120,361)     (13,763,469)     (12,474,179)      (9,132,447)     (8,619,254)     (6,421,393)     (2,753,417)         (416,534)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (28,931,583)      13,100,399      (17,649,626)       5,024,743     (11,332,492)       (179,311)     (1,659,099)        2,711,835
  246,699,062      233,598,663      134,202,065      129,177,322      43,769,962      43,949,273      15,025,737        12,313,902
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
$ 217,767,479    $ 246,699,062    $ 116,552,439    $ 134,202,065    $ 32,437,470    $ 43,769,962    $ 13,366,638      $ 15,025,737
================ ================ ================ ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                   WELLS FARGO VT SMALL CAP
                                                     UIF GROWTH            UIF U.S. REAL ESTATE                       VALUE
                                                     SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   ------------------------------- ------------------------------- ---------------------------
                                         2011            2010           2011            2010           2011          2010
                                   ---------------- -------------- --------------- --------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (143,483)    $ (148,414)    $  (146,860)      $ 110,950    $   (23,584)    $    7,863
  Net realized gains (losses)            804,566        414,582        (886,865)     (1,730,114)       (43,636)      (148,047)
  Change in unrealized gains
     (losses) on investments            (933,812)     1,476,000       1,898,263       6,651,015       (243,647)       722,957
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (272,729)     1,742,168         864,538       5,031,851       (310,867)       582,773
                                   ---------------- -------------- --------------- --------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 13,262            495          88,416          97,017         72,666         86,346
  Net transfers (including fixed
     account)                           (345,794)       (45,236)       (521,388)     (1,574,727)       (44,682)      (493,175)
  Contract charges                        (1,880)        (2,102)         (8,685)        (10,492)          (484)            --
  Transfers for contract benefits
     and terminations                 (1,586,751)    (1,319,987)     (5,746,173)     (2,727,751)      (526,671)      (342,837)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (1,921,163)    (1,366,830)     (6,187,830)     (4,215,953)      (499,171)      (749,666)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets                  (2,193,892)       375,338      (5,323,292)        815,898       (810,038)      (166,893)
NET ASSETS:
  Beginning of period                  9,543,702      9,168,364      20,965,294      20,149,396      4,028,620      4,195,513
                                   ---------------- -------------- --------------- --------------- -------------- ------------
  End of period                    $   7,349,810    $ 9,543,702    $ 15,642,002    $ 20,965,294    $ 3,218,582    $ 4,028,620
                                   ================ ============== =============== =============== ============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
 Insurance Funds) ("Invesco V.I.")
AllianceBernstein Variable Products Series Fund, Inc.
 ("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
 ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust
 ("LMPVET")
Legg Mason Partners Variable Income Trust
 ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
Morgan Stanley Variable Investment Series
 ("Morgan Stanley")
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Alger Portfolios ("Alger")
The Dreyfus Socially Responsible Growth Fund, Inc.
 ("Dreyfus Socially Responsible Growth")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2011:

Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth
 Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization
 Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWS I Capital Growth Subaccount
DWS II Dreman Small Mid Cap Value Subaccount
DWS II Global Thematic Subaccount
DWS II Government & Agency Securities Subaccount
Fidelity VIP Contrafund Subaccount*
Fidelity VIP Dynamic Capital Appreciation
 Subaccount
Fidelity VIP Equity-Income Subaccount*
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

FTVIPT Franklin Rising Dividends Securities
 Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
 Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
 Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Invesco V.I. Dividend Growth Subaccount
Invesco V.I. Government Securities Subaccount* (a)
Invesco V.I. S&P 500 Index Subaccount
Invesco V.I. Utilities Subaccount
Invesco V.I. Van Kampen Capital Growth Subaccount*
Invesco V.I. Van Kampen Comstock Subaccount (a)
Invesco V.I. Van Kampen Equity and Income
 Subaccount
Invesco V.I. Van Kampen Growth and Income
 Subaccount*
Janus Aspen Enterprise Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Worldwide Subaccount
LMPVET ClearBridge Variable Aggressive Growth
 Subaccount*
LMPVET ClearBridge Variable Appreciation
 Subaccount
LMPVET ClearBridge Variable Equity Income Builder
 Subaccount*
LMPVET ClearBridge Variable Fundamental All Cap
 Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth
 Subaccount
LMPVET ClearBridge Variable Large Cap Value
 Subaccount
LMPVET ClearBridge Variable Mid Cap Core
 Subaccount
LMPVET ClearBridge Variable Small Cap Growth
 Subaccount
LMPVET Investment Counsel Variable Social
 Awareness Subaccount
LMPVET Variable Lifestyle Allocation 50%
 Subaccount
LMPVET Variable Lifestyle Allocation 70%
 Subaccount
LMPVET Variable Lifestyle Allocation 85%
 Subaccount
LMPVIT Western Asset Variable Global High Yield
 Bond Subaccount
LMPVIT Western Asset Variable High Income
 Subaccount
MIST American Funds Balanced Allocation
 Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
 Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount*
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount*
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount*
MIST Janus Forty Subaccount*
MIST Lazard Mid Cap Subaccount*
MIST Legg Mason ClearBridge Aggressive Growth
 Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Eaton Vance Floating Rate Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Templeton Growth Subaccount
MIST MetLife Aggressive Strategy Subaccount (a)
MIST MetLife Balanced Strategy Subaccount
MIST MetLife Growth Strategy Subaccount
MIST MetLife Moderate Strategy Subaccount
MIST MFS Emerging Markets Equity Subaccount*
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount*
MIST Oppenheimer Capital Appreciation Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount*
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount*
MIST Pioneer Strategic Income Subaccount*
MIST RCM Technology Subaccount*
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Large Cap Value Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount*
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount*
Morgan Stanley Multi Cap Growth Subaccount
MSF Barclays Capital Aggregate Bond Index
 Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount*
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
 Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount
MSF Met/Artisan Mid Cap Value Subaccount
MSF Met/Dimensional International Small Company
 Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
 Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
 Subaccount
MSF MetLife Stock Index Subaccount*
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Genesis Subaccount (a)
MSF Neuberger Berman Mid Cap Value Subaccount*
MSF Oppenheimer Global Equity Subaccount*
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
 Opportunities Subaccount*
MSF Western Asset Management U.S. Government
 Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation
 Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Growth Subaccount
UIF U.S. Real Estate Subaccount
Wells Fargo VT Small Cap Value Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(a) This Subaccount began operations during the year ended December 31, 2011.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2011:

Credit Suisse Trust International Equity Flex III Portfolio
DWS I Health Care Subaccount
FTVIPT Templeton Growth Securities Subaccount
Invesco V.I. Van Kampen Government Subaccount
Invesco V.I. Van Kampen Value Subaccount
Janus Aspen Global Technology Subaccount
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy
 Subaccount
LMPVET Global Currents Variable International All
 Cap Opportunity Subaccount
LMPVIT Western Asset Variable Adjustable Rate
 Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
 Income Subaccount
LMPVIT Western Asset Variable Strategic Bond
 Subaccount
MIST Legg Mason Value Equity Subaccount
MSF MetLife Aggressive Allocation Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Fund Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                              NEW NAME
-----------                                              --------
(MIST) Lord Abbett Growth and Income Portfolio           (MIST) T. Rowe Price Large Cap Value Portfolio
Morgan Stanley Capital Opportunities Portfolio           Morgan Stanley Multi Cap Growth Portfolio
UIF Capital Growth Portfolio                             UIF Growth Portfolio

MERGERS:

FORMER PORTFOLIO                                         NEW PORTFOLIO
----------------                                         -------------
DWS Health Care VIP                                      DWS Capital Growth VIP
Invesco Van Kampen V.I. Government Fund                  Invesco V.I. Government Securities Fund
Invesco Van Kampen V.I. Value Fund                       Invesco Van Kampen V.I. Comstock Fund
Legg Mason ClearBridge Variable Dividend Strategy        Legg Mason ClearBridge Variable Equity Income
 Portfolio                                                Builder Portfolio
(MIST) Legg Mason Value Equity Portfolio                 (MIST) Legg Mason Clearbridge Aggressive Growth
                                                          Portfolio
(MSF) MetLife Aggressive Allocation Portfolio            (MIST) MetLife Aggressive Strategy Portfolio


SUBSTITUTIONS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
FTVIPT Templeton Growth Securities Fund                 (MIST) Met/Templeton Growth Portfolio
Janus Aspen Global Technology Portfolio                 (MIST) RCM Technology Portfolio
Legg Mason ClearBridge Variable Capital Portfolio       (MSF) Davis Venture Value Portfolio
Legg Mason Global Currents Variable International       (MIST) MFS Research International Portfolio
 All Cap Opportunity Portfolio
Legg Mason Western Asset Variable Diversified           (MSF) Western Asset Management Strategic Bond
 Strategic Income Portfolio                               Opportunities Portfolio
Legg Mason Western Asset Variable Strategic Bond        (MSF) Western Asset Management Strategic Bond
 Portfolio                                                Opportunities Portfolio
Pioneer Bond VCT Portfolio                              (MIST) PIMCO Total Return Portfolio
Pioneer Fund VCT Portfolio                              (MIST) Pioneer Fund Portfolio



LIQUIDATIONS:

Credit Suisse Trust International Equity Flex III Portfolio
Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011()04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

VARIABLE ANNUITIZATION FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

PRINCIPAL PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Variable Annuitization Floor Benefit           0.00% - 3.00%
                                               ---------------
Principal Protection                           1.25% - 2.50%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed irregardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED
                                                       AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                       ----------------------- ----------------------------
                                                                                     COST OF       PROCEEDS
                                                           SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                       ---------- ------------ ------------- --------------
Alger Capital Appreciation Subaccount                      77,024    3,391,657     1,224,038        969,976
AllianceBernstein Global Thematic Growth Subaccount        60,267      933,453       102,062        437,243
American Funds Bond Subaccount                          1,025,886   10,770,511     4,989,871      4,742,318
American Funds Global Growth Subaccount                 7,675,298  144,294,626     8,904,694     49,879,620
American Funds Global Small Capitalization Subaccount     229,300    3,979,274     1,271,483      3,948,772
American Funds Growth Subaccount                        6,252,652  326,737,900    12,045,014    101,300,632
American Funds Growth-Income Subaccount                 8,333,657  287,820,250    11,894,356     85,560,981
Delaware VIP Small Cap Value Subaccount                   403,114   10,636,580       951,980     13,163,457
Dreyfus Socially Responsible Growth Subaccount             22,327      579,375       128,858         64,981
DWS I Capital Growth Subaccount                           571,743   10,059,659     3,389,734      1,934,001
DWS II Dreman Small Mid Cap Value Subaccount              727,201   10,393,741       205,464      2,004,966
DWS II Global Thematic Subaccount                         382,676    4,356,662       128,726      1,318,920
DWS II Government & Agency Securities Subaccount          495,224    6,192,269     1,921,049      1,158,534
Fidelity VIP Contrafund Subaccount                      9,856,735  253,089,068    16,052,092     48,049,496
Fidelity VIP Dynamic Capital Appreciation Subaccount      256,018    1,955,130       116,767        367,901
Fidelity VIP Equity-Income Subaccount                  11,447,756  238,359,698     7,258,138     27,614,612
Fidelity VIP High Income Subaccount                     4,809,797   29,968,349     3,400,656      5,614,112
Fidelity VIP Mid Cap Subaccount                         9,357,591  262,136,457    14,078,301     58,740,415
FTVIPT Franklin Income Securities Subaccount            2,686,243   38,543,863     9,782,251     18,553,125
FTVIPT Franklin Rising Dividends Securities Subaccount  1,126,975   19,440,994     2,900,573      4,956,410
FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount                                            1,706,091   32,151,536     2,647,057     12,226,741
FTVIPT Mutual Shares Securities Subaccount              2,152,359   35,971,299     1,432,176     14,085,793
FTVIPT Templeton Developing Markets Securities
  Subaccount                                            2,726,322   28,734,270     2,921,310      5,951,838
FTVIPT Templeton Foreign Securities Subaccount          7,630,889  105,994,366     7,881,968     32,562,134
Invesco V.I. Dividend Growth Subaccount                   110,887    1,504,356        71,559        517,754
Invesco V.I. Government Securities Subaccount (a)       1,682,162   19,602,061    26,591,004      7,268,373
Invesco V.I. S&P 500 Index Subaccount                     278,325    2,944,723       276,467      4,387,001
Invesco V.I. Utilities Subaccount                         141,384    2,330,288       485,458        741,802
Invesco V.I. Van Kampen Capital Growth Subaccount         360,849   10,365,866     1,374,012      4,507,340
Invesco V.I. Van Kampen Comstock Subaccount (a)           710,472    8,962,850    10,402,575      1,325,253
Invesco V.I. Van Kampen Equity and Income Subaccount    7,624,762   97,923,430     4,179,700     42,077,090
Invesco V.I. Van Kampen Growth and Income Subaccount    5,370,891   90,903,106     2,725,509     34,932,239
Janus Aspen Enterprise Subaccount                         367,200   11,083,909       920,795      4,643,172
Janus Aspen Overseas Subaccount                         1,433,288   63,052,217     4,220,396     13,836,494
Janus Aspen Worldwide Subaccount                           31,261      858,590        99,214        239,957
LMPVET ClearBridge Variable Aggressive Growth
  Subaccount                                           23,530,894  307,568,614    12,331,217    131,323,125
LMPVET ClearBridge Variable Appreciation Subaccount    14,597,101  330,660,493     8,552,613    108,136,741
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                           12,956,629  156,956,443    44,097,619     42,758,577
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                           19,504,326  386,905,244    11,420,679    105,193,780
LMPVET ClearBridge Variable Large Cap Growth
  Subaccount                                            6,247,613   87,465,084     3,050,057     27,283,344
LMPVET ClearBridge Variable Large Cap Value Subaccount  9,902,596  150,818,873     6,640,815     33,746,380
LMPVET ClearBridge Variable Mid Cap Core Subaccount     3,328,185   41,641,149     1,104,555     18,323,635
LMPVET ClearBridge Variable Small Cap Growth
  Subaccount                                            3,859,869   52,784,067     6,672,389     19,037,589
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                            1,816,411   42,467,422     1,133,726      9,970,437
LMPVET Variable Lifestyle Allocation 50% Subaccount     6,777,927   77,425,229     3,118,356     22,566,053
LMPVET Variable Lifestyle Allocation 70% Subaccount     4,153,874   46,773,694     1,412,604     12,134,487
LMPVET Variable Lifestyle Allocation 85% Subaccount     2,354,080   30,448,961     1,038,354      6,260,505

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                         SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                     ---------- ------------ ------------- --------------
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                          1,564,332   12,745,578     2,003,559      3,966,408
LMPVIT Western Asset Variable High Income Subaccount 20,571,845  137,866,412    14,204,911     38,337,257
MIST American Funds Balanced Allocation Subaccount      191,954    1,710,332       750,255      1,120,758
MIST American Funds Growth Allocation Subaccount        164,607    1,378,905       487,241      1,136,404
MIST American Funds Moderate Allocation Subaccount      137,601    1,275,861       400,161        245,266
MIST Batterymarch Growth and Income Subaccount       14,698,447  295,761,515     4,659,153     30,769,667
MIST BlackRock High Yield Subaccount                 15,928,915  129,338,386    34,741,442     46,108,935
MIST BlackRock Large Cap Core Subaccount              5,359,897   54,789,827     4,440,855     13,301,839
MIST Clarion Global Real Estate Subaccount            7,500,672   97,104,513     8,679,897     18,255,758
MIST Dreman Small Cap Value Subaccount                  910,103   11,676,676     3,157,857      5,384,414
MIST Harris Oakmark International Subaccount          5,333,424   78,024,073     6,172,392     21,762,169
MIST Invesco Small Cap Growth Subaccount                900,829   11,614,976     4,398,466      5,098,976
MIST Janus Forty Subaccount                           7,229,100  530,162,670    16,168,241     72,924,839
MIST Lazard Mid Cap Subaccount                        7,302,824   77,550,675     7,547,936     18,358,856
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                            392,737    3,203,348     3,709,758        665,256
MIST Loomis Sayles Global Markets Subaccount         13,209,244  144,770,736     6,151,078     19,549,731
MIST Lord Abbett Bond Debenture Subaccount            4,524,808   53,535,704     9,198,429     20,153,502
MIST Lord Abbett Mid Cap Value Subaccount             2,999,821   56,445,674     2,617,013     14,351,191
MIST Met/Eaton Vance Floating Rate Subaccount           120,447    1,233,119     3,825,494      3,294,366
MIST Met/Franklin Mutual Shares Subaccount              115,201      912,374       466,254        178,785
MIST Met/Templeton Growth Subaccount                  5,188,905   49,032,221    29,868,473     15,336,016
MIST MetLife Aggressive Strategy Subaccount (a)       5,516,853   57,237,647    63,837,488      5,890,887
MIST MetLife Balanced Strategy Subaccount             2,172,696   16,962,436     1,647,184      3,590,647
MIST MetLife Growth Strategy Subaccount               1,890,882   14,130,383       660,006      3,055,829
MIST MetLife Moderate Strategy Subaccount             1,352,420   11,717,845     2,914,159      4,693,958
MIST MFS Emerging Markets Equity Subaccount           7,979,748   80,906,097     9,691,505     29,212,912
MIST MFS Research International Subaccount           11,063,767  126,375,372    69,273,612     23,128,554
MIST Morgan Stanley Mid Cap Growth Subaccount         1,208,469   12,077,466     1,897,956      5,608,643
MIST Oppenheimer Capital Appreciation Subaccount     46,674,809  323,219,256     2,264,311     39,460,934
MIST PIMCO Inflation Protected Bond Subaccount        9,714,651  105,730,537    30,451,554     29,993,585
MIST PIMCO Total Return Subaccount                   33,213,098  367,541,538    81,171,698    103,680,352
MIST Pioneer Fund Subaccount                          4,532,570   57,450,931    32,832,715     15,544,781
MIST Pioneer Strategic Income Subaccount             20,495,684  200,019,571    44,776,161     82,894,329
MIST RCM Technology Subaccount                        1,995,607    9,862,371    10,102,142      2,408,695
MIST SSgA Growth and Income ETF Subaccount           10,512,460  108,395,895     5,784,552     11,958,435
MIST SSgA Growth ETF Subaccount                      13,265,872  136,816,235     3,559,817     13,447,595
MIST T. Rowe Price Large Cap Value Subaccount         5,615,490  144,299,962     5,184,204     30,174,300
MIST T. Rowe Price Mid Cap Growth Subaccount            377,390    3,118,854     1,467,982      1,381,066
MIST Third Avenue Small Cap Value Subaccount          9,261,542  150,425,470    13,990,743     29,085,095
MIST Turner Mid Cap Growth Subaccount                   193,888    2,357,092       318,147        560,406
MIST Van Kampen Comstock Subaccount                  18,149,939  119,830,086     4,317,008     56,960,674
Morgan Stanley Multi Cap Growth Subaccount               28,034      807,886       130,340        464,848
MSF Barclays Capital Aggregate Bond Index Subaccount  8,971,816   96,920,874     6,457,021     17,664,954
MSF BlackRock Aggressive Growth Subaccount            3,500,755   83,692,292     2,593,950     24,385,549
MSF BlackRock Bond Income Subaccount                  2,273,905  235,183,714    25,414,368     72,574,913
MSF BlackRock Diversified Subaccount                 15,145,298  223,825,109     9,669,720     35,252,707
MSF BlackRock Large Cap Value Subaccount              1,473,377   17,329,656       701,254      3,396,569
MSF BlackRock Legacy Large Cap Growth Subaccount      8,267,061  148,785,501     7,381,913     48,066,419
MSF BlackRock Money Market Subaccount                 3,967,814  396,781,273   233,807,166    279,276,244
MSF Davis Venture Value Subaccount                    3,747,407  123,430,706   103,923,406     26,812,312
MSF FI Value Leaders Subaccount                         573,576  105,893,843     3,085,278     20,983,087
MSF Jennison Growth Subaccount                        3,635,901   41,768,778     1,012,728     14,286,335
MSF Loomis Sayles Small Cap Core Subaccount               6,152    1,331,051     1,186,717        376,878
MSF Met/Artisan Mid Cap Value Subaccount                 11,772    1,825,842       229,714        495,909

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                         ----------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                             SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                         ---------- ------------ ------------- --------------
MSF Met/Dimensional International Small Company
  Subaccount                                                  8,774      129,063        52,337         16,147
MSF MetLife Conservative Allocation Subaccount            3,286,664   35,653,501    14,988,229     15,943,833
MSF MetLife Conservative to Moderate Allocation
  Subaccount                                              7,632,185   83,283,356    14,383,098     20,796,533
MSF MetLife Mid Cap Stock Index Subaccount                  583,437    7,498,537     2,840,744      2,576,937
MSF MetLife Moderate Allocation Subaccount               35,937,456  408,562,622    21,323,252     49,760,172
MSF MetLife Moderate to Aggressive Allocation Subaccount 30,751,797  362,873,343    11,703,171     35,601,111
MSF MetLife Stock Index Subaccount                       24,085,610  690,337,041    32,302,843    127,160,989
MSF MFS Total Return Subaccount                           3,881,624  541,038,598    26,199,704    119,844,936
MSF MFS Value Subaccount                                  5,230,977   66,942,056     6,018,457     15,585,008
MSF Morgan Stanley EAFE Index Subaccount                  5,498,924   88,724,187     2,492,087      8,715,499
MSF Neuberger Berman Genesis Subaccount (a)                   1,687       19,671        19,747             79
MSF Neuberger Berman Mid Cap Value Subaccount               776,294   16,626,007     1,286,293      4,640,716
MSF Oppenheimer Global Equity Subaccount                 21,714,136  336,149,723    18,254,532     54,495,496
MSF Russell 2000 Index Subaccount                         7,369,771   99,969,201     3,089,295     13,914,239
MSF T. Rowe Price Large Cap Growth Subaccount             2,595,527   35,742,189     3,334,131     13,290,766
MSF T. Rowe Price Small Cap Growth Subaccount             6,066,674   80,191,359    12,559,707     22,163,798
MSF Western Asset Management Strategic Bond
  Opportunities Subaccount                                4,607,285   57,737,384    65,321,034     15,604,799
MSF Western Asset Management U.S. Government
  Subaccount                                             12,197,813  145,294,732    17,631,399     42,455,933
Pioneer VCT Cullen Value Subaccount                         999,686   11,118,295       360,632      3,162,214
Pioneer VCT Emerging Markets Subaccount                     649,936   17,282,131     1,717,212      7,385,303
Pioneer VCT Equity Income Subaccount                        940,703   18,816,973     2,189,038      5,076,642
Pioneer VCT Ibbotson Growth Allocation Subaccount        21,412,732  240,364,049    10,101,762     26,912,707
Pioneer VCT Ibbotson Moderate Allocation Subaccount      11,449,159  122,440,370     7,751,937     19,804,556
Pioneer VCT Mid Cap Value Subaccount                      2,059,522   40,503,960     1,552,642     10,599,714
Pioneer VCT Real Estate Shares Subaccount                   762,066   14,318,860     1,430,884      4,144,502
UIF Growth Subaccount                                       365,662    5,314,325       355,091      2,419,759
UIF U.S. Real Estate Subaccount                           1,152,690   17,431,246       575,608      6,910,292
Wells Fargo VT Small Cap Value Subaccount                   386,849    3,591,275       171,353        694,089

(a) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                             ALLIANCEBERNSTEIN GLOBAL
                               ALGER CAPITAL APPRECIATION             THEMATIC GROWTH         AMERICAN FUNDS BOND
                                               SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               ----------------------------- --------------------------- ---------------------------
                                    2011             2010          2011          2010          2011          2010
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units beginning of year          2,108,411        2,568,654     1,545,364     1,859,710     6,629,074     5,354,874
Units issued and transferred
  from other funding options       638,403          378,839     1,539,952        67,315     9,924,012     3,203,628
Units redeemed and transferred
  to other funding options        (512,568)        (839,082)   (1,863,932)     (381,661)   (9,903,229)   (1,929,428)
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units end of year                2,234,246        2,108,411     1,221,384     1,545,364     6,649,857     6,629,074
                               ============ ================ ============= ============= ============= =============

                                            AMERICAN FUNDS                                    DREYFUS SOCIALLY RESPONSIBLE
                                             GROWTH-INCOME    DELAWARE VIP SMALL CAP VALUE                          GROWTH
                                                SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------- -------------------------------
                                       2011           2010          2011              2010       2011                 2010
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units beginning of year         266,085,972    305,682,875    10,497,320        11,809,419    480,877              574,094
Units issued and transferred
  from other funding options    248,225,998     14,097,977     4,502,467         1,318,201    100,383               10,491
Units redeemed and transferred
  to other funding options     (301,846,907)   (53,694,880)   (9,184,419)       (2,630,300)   (45,200)            (103,708)
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units end of year               212,465,063    266,085,972     5,815,368        10,497,320    536,060              480,877
                               =============== ============== ============= ================= ========== ====================

                               DWS II GOVERNMENT & AGENCY                               FIDELITY VIP DYNAMIC CAPITAL
                                               SECURITIES    FIDELITY VIP CONTRAFUND                    APPRECIATION
                                               SUBACCOUNT                 SUBACCOUNT                      SUBACCOUNT
                               -------------------------- ---------------------------- ------------------------------
                                    2011        2010          2011          2010          2011              2010
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units beginning of year          4,693,342    5,472,346    160,809,148   181,273,642     1,800,348         2,259,227
Units issued and transferred
  from other funding options     1,357,214      792,647    102,224,509    15,737,799     1,196,589           317,045
Units redeemed and transferred
  to other funding options        (910,164)  (1,571,651)  (121,307,603)  (36,202,293)   (1,367,123)         (775,924)
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units end of year                5,140,392    4,693,342    141,726,054   160,809,148     1,629,814         1,800,348
                               ============ ============= ============= ============== ============= ================

                                   FTVIPT FRANKLIN INCOME      FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
                                               SECURITIES        DIVIDENDS SECURITIES                GROWTH SECURITIES
                                               SUBACCOUNT                  SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- --------------------------- --------------------------------
                                      2011           2010          2011          2010           2011              2010
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units beginning of year         29,222,902     30,320,651    16,928,302    18,663,538     31,824,896        38,242,323
Units issued and transferred
  from other funding options    30,227,388      9,664,076     2,332,749     1,232,722     17,928,671         2,285,035
Units redeemed and transferred
  to other funding options     (36,521,497)   (10,761,825)   (3,709,890)   (2,967,958)   (24,024,504)       (8,702,462)
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units end of year               22,928,793     29,222,902    15,551,161    16,928,302     25,729,063        31,824,896
                               ============== ============== ============= ============= ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                              AMERICAN FUNDS
 AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION     AMERICAN FUNDS GROWTH
                   SUBACCOUNT                     SUBACCOUNT                SUBACCOUNT
------------------------------- --------------------------- ---------------------------
     2011             2010          2011           2010         2011          2010
--------------- --------------- ------------- ------------- ------------ --------------
 115,240,903      130,525,259     2,635,611     1,997,395    282,002,413   323,767,342
 105,424,559       10,765,450     3,287,168     1,243,457    257,694,615    20,613,179
(128,169,701)     (26,049,806)   (4,299,754)     (605,241)  (312,988,361)  (62,378,108)
--------------- --------------- ------------- ------------- ------------ --------------
   92,495,761     115,240,903     1,623,025     2,635,611    226,708,667   282,002,413
=============== =============== ============= ============= ============ ==============

                            DWS II DREMAN SMALL MID CAP
  DWS I CAPITAL GROWTH                            VALUE      DWS II GLOBAL THEMATIC
            SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
--------------------------- ------------------------------ --------------------------
  2011            2010          2011             2010         2011         2010
----------- --------------- ------------- ---------------- ------------ ------------
 7,420,886     8,917,378     5,549,304        6,769,158    2,895,029    3,417,264
 2,521,070       223,817       193,843          271,638      104,704      247,409
(1,450,035)   (1,720,309)   (1,077,510)      (1,491,492)    (780,068)    (769,644)
----------- --------------- ------------- ---------------- ------------ ------------
 8,491,921     7,420,886     4,665,637        5,549,304    2,219,665    2,895,029
=========== =============== ============= ================ ============ ============

FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME       FIDELITY VIP MID CAP
                SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
----------------------------- ------------------------ -----------------------------
    2011           2010          2011          2010           2011        2010
------------- -------------- ------------- ------------ -------------- -------------
 87,497,260    108,541,676    11,343,721    14,725,421    150,237,224   163,964,353
 14,784,785      7,103,254     1,060,190     1,254,717     89,130,981    17,556,588
(24,204,093)   (28,147,670)   (2,504,036)   (4,636,417)  (107,512,638)  (31,283,717)
------------- -------------- ------------- -----------  -------------- -------------
 78,077,952     87,497,260     9,899,875    11,343,721    131,855,567   150,237,224
============= ============== ============= ===========  ============== =============

     FTVIPT MUTUAL SHARES    FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN
               SECURITIES             MARKETS SECURITIES                    SECURITIES
               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------- ------------------------------ -----------------------------
    2011          2010          2011             2010           2011           2010
------------ ------------- ------------- ---------------- -------------- -------------
 36,409,020    42,535,689    14,717,477       15,673,026     84,974,211     97,704,725
 36,436,514     2,874,422     2,555,899        3,972,448     65,570,772      8,354,795
(46,445,884)   (9,001,091)   (3,936,332)      (4,927,997)   (81,377,494)   (21,085,309)
------------ ------------- ------------- ---------------- -------------- -------------
 26,399,650    36,409,020    13,337,044       14,717,477     69,167,489     84,974,211
============ ============= ============= ================ ============== =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                               INVESCO V.I.
                                                                 GOVERNMENT
                               INVESCO V.I. DIVIDEND GROWTH      SECURITIES    INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT      SUBACCOUNT                    SUBACCOUNT
                               ------------------------------- --------------- -----------------------------
                                     2011              2010         2011 (a)         2011            2010
                               ------------- ----------------- --------------- ------------- ---------------
Units beginning of year          1,892,620         2,297,823              --     6,211,524       6,684,139
Units issued and transferred
  from other funding options     1,825,973           103,967      22,126,396     6,229,384         100,964
Units redeemed and transferred
  to other funding options      (2,241,331)         (509,170)     (5,872,073)   (9,734,636)       (573,579)
                               ------------- ----------------- --------------- ------------- ---------------
Units end of year                1,477,262         1,892,620      16,254,323     2,706,272       6,211,524
                               ============= ================= =============== ============= ===============

                                   INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN
                                         EQUITY AND INCOME          GROWTH AND INCOME       JANUS ASPEN ENTERPRISE
                                                SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                               --------------------------- ----------------------------- ----------------------------
                                       2011           2010           2011        2010           2011          2010
                               --------------- ----------- -------------- -------------- -------------- -------------
Units beginning of year          95,244,297    106,877,677     95,521,755 114,335,077     20,137,778    24,776,585
Units issued and transferred
  from other funding options     95,644,293      6,460,327     89,918,227   3,667,863     17,474,244       644,357
Units redeemed and transferred
  to other funding options     (120,798,767)   (18,093,707) (113,007,967) (22,481,185)   (21,954,768)   (5,283,164)
                               --------------- -------------------------- -------------- -------------- -------------
Units end of year                70,089,823     95,244,297     72,432,015  95,521,755     15,657,254    20,137,778
                               =============== =========== ============== ============== ============== =============

                                                                                               LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE    VARIABLE FUNDAMENTAL
                                     VARIABLE APPRECIATION VARIABLE EQUITY INCOME BUILDER           ALL CAP VALUE
                                                SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT
                               --------------------------- ------------------------------ --------------------------
                                    2011           2010         2011            2010         2011          2010
                               --------------- ----------- -------------- --------------- ----------- --------------
Units beginning of year         340,812,870    397,735,990   117,810,538    135,980,347   360,564,870  428,072,804
Units issued and transferred
  from other funding options    309,947,399      9,841,982   158,397,686      3,424,954   290,684,689   10,359,708
Units redeemed and transferred
  to other funding options     (386,299,867)   (66,765,102) (159,721,533)   (21,594,763) (362,217,473) (77,867,642)
                               --------------- ----------- -------------- --------------- ----------- --------------
Units end of year               264,460,402    340,812,870   116,486,691    117,810,538   289,032,086  360,564,870
                               =============== =========== ============== =============== =========== ==============

                                       LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                VARIABLE SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                               SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ---------------------------- -----------------------------
                                    2011           2010           2011          2010           2011           2010
                               -------------- -------------- -------------- ------------- -------------- --------------
Units beginning of year          46,003,583     54,202,034     28,992,998    35,265,807     69,091,278     82,791,698
Units issued and transferred
  from other funding options     37,710,988      3,170,049     14,833,181     1,056,029     66,066,579      2,236,843
Units redeemed and transferred
  to other funding options      (45,183,851)   (11,368,500)   (20,516,168)   (7,328,838)   (80,355,487)   (15,937,263)
                               -------------- -------------- -------------- ------------- -------------- --------------
Units end of year                38,530,720     46,003,583     23,310,011    28,992,998     54,802,370     69,091,278
                               ============== ============== ============== ============= ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                                       INVESCO V.I.
                            INVESCO V.I. VAN KAMPEN      VAN KAMPEN
INVESCO V.I. UTILITIES               CAPITAL GROWTH        COMSTOCK
            SUBACCOUNT                   SUBACCOUNT      SUBACCOUNT
------------------------- ---------------------------- ---------------
     2011         2010           2011          2010         2011 (a)
------------ ------------ -------------- ------------- ---------------
1,414,907    1,703,060     12,335,955    15,018,782              --
  247,175      111,874     12,269,424       228,779       9,856,127
 (411,386)    (400,027)   (13,815,547)   (2,911,606)     (1,289,345)
------------ ------------ -------------- ------------- ---------------
1,250,696    1,414,907     10,789,832    12,335,955       8,566,782
============ ============ ============== ============= ===============

                                                              LMPVET CLEARBRIDGE
      JANUS ASPEN OVERSEAS     JANUS ASPEN WORLDWIDE  VARIABLE AGGRESSIVE GROWTH
                SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
----------------------------- ---------------------- -----------------------------
       2011           2010         2011         2010        2011             2010
-------------- -------------- ------------ --------- -------------- --------------
 40,655,745     43,929,512    1,013,409    1,215,231   443,390,285     532,331,659
 10,693,648      7,994,395      110,707      148,447   364,838,748      12,365,594
(15,536,769)   (11,268,162)    (258,979)    (350,269) (461,399,385)   (101,306,968)
-------------- -------------- ------------ --------- -------------- --------------
 35,812,624     40,655,745      865,137    1,013,409   346,829,648     443,390,285
============== ============== ============ ========= ============== ==============

         LMPVET CLEARBRIDGE         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
  VARIABLE LARGE CAP GROWTH   VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
--------------------------- ----------------------------- ---------------------------
        2011           2010           2011         2010           2011           2010
--------------- ----------- -------------- -------------- -------------- ------------
 107,663,025    128,748,339    129,276,662  153,410,278     39,617,087     49,070,208
  89,771,823      3,616,748    102,779,112    3,910,204     37,410,512      1,122,136
(109,458,439)   (24,702,062)  (125,230,071) (28,043,820)   (47,886,267)   (10,575,257)
--------------- -------------------------- -------------- -------------- ------------
  87,976,409    107,663,025    106,825,703  129,276,662     29,141,332     39,617,087
=============== =========== ============== ============== ============== ============

LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE               LMPVIT WESTERN ASSET
           ALLOCATION 70%               ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
               SUBACCOUNT                   SUBACCOUNT                         SUBACCOUNT
---------------------------- ---------------------------- ----------------------------------
       2011          2010           2011          2010          2011                 2010
-------------- ------------- -------------- ------------- ------------- --------------------
 44,663,513    52,457,087     28,603,564    33,143,582     8,965,094           10,569,292
 41,201,406       773,260     27,345,370       687,853     8,265,431            1,299,895
(49,969,596)   (8,566,834)   (31,765,420)   (5,227,871)   (9,948,533)          (2,904,093)
-------------- ------------- -------------- ------------- ------------- --------------------
 35,895,323    44,663,513     24,183,514    28,603,564     7,281,992            8,965,094
============== ============= ============== ============= ============= ====================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                      LMPVIT WESTERN ASSET        MIST AMERICAN FUNDS        MIST AMERICAN FUNDS
                                      VARIABLE HIGH INCOME        BALANCED ALLOCATION          GROWTH ALLOCATION
                                                SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                               ------------------------------ -------------------------- --------------------------
                                       2011           2010          2011         2010          2011         2010
                               --------------- -------------- ------------- ------------ ------------- ------------
Units beginning of year          85,709,100    102,925,900     2,241,816    1,066,350     2,314,410      860,371
Units issued and transferred
  from other funding options     83,334,725      4,380,323       771,778    1,623,764       586,831    1,962,971
Units redeemed and transferred
  to other funding options     (102,140,522)   (21,597,123)   (1,170,095)    (448,298)   (1,320,845)    (508,932)
                               --------------- -------------- ------------- ------------ ------------- ------------
Units end of year                66,903,303     85,709,100     1,843,499    2,241,816     1,580,396    2,314,410
                               =============== ============== ============= ============ ============= ============

                                           MIST BLACKROCK
                                           LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                               SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- ---------------------------------- ------------------------------
                                      2011           2010           2011                2010           2011            2010
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units beginning of year         54,907,593     63,249,054     89,036,157          98,568,292     11,051,153      11,126,251
Units issued and transferred
  from other funding options    51,473,923      4,122,594     63,202,917          11,778,873      9,501,490       4,396,724
Units redeemed and transferred
  to other funding options     (60,012,657)   (12,464,055)   (74,830,231)        (21,311,008)   (11,211,410)     (4,471,822)
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units end of year               46,368,859     54,907,593     77,408,843          89,036,157      9,341,233      11,051,153
                               ============== ============== ============== =================== ============== ===============

                                                             MIST LEGG MASON CLEARBRIDGE    MIST LOOMIS SAYLES GLOBAL
                                      MIST LAZARD MID CAP              AGGRESSIVE GROWTH                      MARKETS
                                               SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ------------------------------ ----------------------------
                                      2011           2010         2011              2010          2011           2010
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units beginning of year         55,785,950     64,642,037      243,732           206,409    33,062,109     43,268,117
Units issued and transferred
  from other funding options    24,342,611      6,070,882    5,358,034           615,192     2,208,287      2,467,567
Units redeemed and transferred
  to other funding options     (30,030,016)   (14,926,969)    (960,807)         (577,869)   (5,145,956)   (12,673,575)
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units end of year               50,098,545     55,785,950    4,640,959           243,732    30,124,440     33,062,109
                               ============== ============== ============ ================= ============= ==============

                                                                                          MIST METLIFE
                               MIST MET/FRANKLIN MUTUAL                                     AGGRESSIVE
                                                 SHARES      MIST MET/TEMPLETON GROWTH        STRATEGY
                                             SUBACCOUNT                     SUBACCOUNT      SUBACCOUNT
                               --------------------------- ---------------------------- ---------------
                                     2011          2010           2011       2010 (b)        2011 (a)
                               ------------- ------------- -------------- ------------- ---------------
Units beginning of year           849,530       658,147     31,582,017            --              --
Units issued and transferred
  from other funding options    1,587,454       292,413     55,474,414    36,048,865      61,329,579
Units redeemed and transferred
  to other funding options     (1,343,233)     (101,030)   (41,194,266)   (4,466,848)     (7,267,316)
                               ------------- ------------- -------------- ------------- ---------------
Units end of year               1,093,751       849,530     45,862,165    31,582,017      54,062,263
                               ============= ============= ============== ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

   MIST AMERICAN FUNDS           MIST BATTERYMARCH
   MODERATE ALLOCATION           GROWTH AND INCOME     MIST BLACKROCK HIGH YIELD
            SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
------------------------- --------------------------- -----------------------------
     2011         2010          2011          2010           2011           2010
------------ ------------ ------------- ------------- -------------- --------------
1,184,260      664,781    13,146,573    14,486,682     72,671,332     52,060,128
  396,221      808,378       325,646       356,006     40,297,898     40,939,185
 (263,692)    (288,899)   (1,628,586)   (1,696,115)   (50,476,658)   (20,327,981)
------------ ------------ ------------- ------------- -------------- --------------
1,316,789    1,184,260    11,843,633    13,146,573     62,492,572     72,671,332
============ ============ ============= ============= ============== ==============

       MIST HARRIS OAKMARK
             INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH              MIST JANUS FORTY
                SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
----------------------------- -------------------------------- -----------------------------
       2011           2010          2011               2010           2011           2010
-------------- -------------- ------------- ------------------ -------------- --------------
 59,047,438     65,954,572     8,936,088          7,370,837    130,954,529    178,453,861
 49,612,720      9,563,786     9,597,322          5,167,753     46,190,455     12,501,286
(59,624,839)   (16,470,920)   (9,913,540)        (3,602,502)   (65,071,275)   (60,000,618)
-------------- -------------- ------------- ------------------ -------------- --------------
 49,035,319     59,047,438     8,619,870          8,936,088    112,073,709    130,954,529
============== ============== ============= ================== ============== ==============

     MIST LORD ABBETT BOND      MIST LORD ABBETT MID CAP     MIST MET/EATON VANCE
                 DEBENTURE                         VALUE            FLOATING RATE
                SUBACCOUNT                    SUBACCOUNT               SUBACCOUNT
----------------------------- ----------------------------- ------------------------
       2011           2010           2011           2010          2011    2010 (b)
-------------- -------------- -------------- -------------- ------------- ----------
 40,480,659     45,437,764     59,583,746     70,579,098       711,474         --
 36,053,228      5,964,875     55,919,253      5,046,852     4,730,873    746,338
(44,031,249)   (10,921,980)   (66,859,725)   (16,042,204)   (4,227,497)   (34,864)
-------------- -------------- -------------- -------------- ------------- ----------
 32,502,638     40,480,659     48,643,274     59,583,746     1,214,850    711,474
============== ============== ============== ============== ============= ==========

   MIST METLIFE BALANCED         MIST METLIFE GROWTH       MIST METLIFE MODERATE
                STRATEGY                    STRATEGY                    STRATEGY
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
21,057,825    23,223,388    18,635,211    22,113,186    13,603,309    13,266,871
 1,162,148       821,968       331,684       314,170     2,197,858     1,872,377
(2,747,261)   (2,987,531)   (2,271,250)   (3,792,145)   (3,704,607)   (1,535,939)
------------- ------------- ------------- ------------- ------------- -------------
19,472,712    21,057,825    16,695,645    18,635,211    12,096,560    13,603,309
============= ============= ============= ============= ============= =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                MIST MFS EMERGING MARKETS             MIST MFS RESEARCH          MIST MORGAN STANLEY
                                                   EQUITY                 INTERNATIONAL               MID CAP GROWTH
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ----------------------------- ----------------------------
                                      2011           2010           2011           2010           2011          2010
                               -------------- -------------- -------------- -------------- -------------- -------------
Units beginning of year         40,055,591     45,575,766     48,036,599     57,249,025     11,758,200    15,136,307
Units issued and transferred
  from other funding options    35,785,519      6,110,741     74,378,829      4,870,205     10,851,231       779,332
Units redeemed and transferred
  to other funding options     (43,026,471)   (11,630,916)   (44,825,929)   (14,082,631)   (13,363,298)   (4,157,439)
                               -------------- -------------- -------------- -------------- -------------- -------------
Units end of year               32,814,639     40,055,591     77,589,499     48,036,599      9,246,133    11,758,200
                               ============== ============== ============== ============== ============== =============

                                       MIST PIONEER FUND MIST PIONEER STRATEGIC INCOME        MIST RCM TECHNOLOGY
                                              SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                               ------------------------- -------------------------------- --------------------------
                                      2011          2010           2011           2010          2011      2010 (b)
                               -------------- ---------- -------------- ----------------- ------------- ------------
Units beginning of year         30,744,777    35,071,315    163,592,465    167,562,465     1,999,423           --
Units issued and transferred
  from other funding options    45,644,359     1,983,515    122,782,751     34,080,328    11,038,370    2,350,355
Units redeemed and transferred
  to other funding options     (32,867,420)   (6,310,053)  (151,615,685)   (38,050,328)   (2,529,444)    (350,932)
                               -------------- ------------------------- ----------------- ------------- ------------
Units end of year               43,521,716    30,744,777    134,759,531    163,592,465    10,508,349    1,999,423
                               ============== ========== ============== ================= ============= ============

                               MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
                                                   GROWTH                          VALUE    MIST TURNER MID CAP GROWTH
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ------------------------------ -----------------------------
                                     2011            2010           2011            2010         2011             2010
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units beginning of year         2,637,941       2,174,650    118,085,929     135,415,681    1,767,559        2,403,026
Units issued and transferred
  from other funding options    2,203,292         963,948     78,832,566       8,241,820      222,677          115,906
Units redeemed and transferred
  to other funding options     (1,966,931)       (500,657)   (94,189,121)    (25,571,572)    (337,762)        (751,373)
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units end of year               2,874,302       2,637,941    102,729,374     118,085,929    1,652,474        1,767,559
                               ============= =============== ============== =============== ============ ================

                                  MSF BLACKROCK AGGRESSIVE
                                                    GROWTH  MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED
                                                SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                               --------------------------- ----------------------------- -----------------------------
                                       2011           2010           2011        2010           2011           2010
                               --------------- ----------- -------------- -------------- -------------- --------------
Units beginning of year         116,770,017    136,340,583    225,736,980  254,242,025    118,061,128    141,009,077
Units issued and transferred
  from other funding options     95,970,287      7,706,233    158,016,694   24,492,753     10,254,747      5,527,923
Units redeemed and transferred
  to other funding options     (116,934,899)   (27,276,799)  (198,362,000) (52,997,798)   (22,781,035)   (28,475,872)
                               --------------- ----------- -------------- -------------- -------------- --------------
Units end of year                95,805,405    116,770,017    185,391,674  225,736,980    105,534,840    118,061,128
                               =============== =========== ============== ============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

  MIST OPPENHEIMER CAPITAL         MIST PIMCO INFLATION
              APPRECIATION               PROTECTED BOND     MIST PIMCO TOTAL RETURN
                SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
----------------------------- ------------------------- ------------------------------
       2011           2010           2011          2010            2011        2010
-------------- -------------- ------------- ----------- --------------- --------------
370,415,704    431,970,938     84,809,882    85,594,721     285,034,968  309,041,939
 22,718,995     18,814,014     81,258,980    20,671,578     267,862,443   53,577,555
(61,536,391)   (80,369,248)   (84,811,309)  (21,456,417)   (292,794,435) (77,584,526)
-------------- -------------- ------------- ----------- --------------- --------------
331,598,308    370,415,704     81,257,553    84,809,882     260,102,976  285,034,968
============== ============== ============= =========== =============== ==============

MIST SSGA GROWTH AND INCOME                               MIST T. ROWE PRICE LARGE CAP
                        ETF          MIST SSGA GROWTH ETF                        VALUE
                 SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
------------------------------ -------------------------- -------------------------------
       2011            2010           2011           2010           2011          2010
-------------- --------------- -------------- ----------- -------------- ----------------
110,185,544     118,121,815    142,607,091    151,971,206    153,267,618    178,302,083
  5,350,636       6,399,672      7,773,698      9,226,882    126,485,432      8,438,483
(13,241,302)    (14,335,943)   (17,293,082)   (18,590,997)  (151,168,289)   (33,472,948)
-------------- --------------- -------------- ----------- -------------- ----------------
102,294,878     110,185,544    133,087,707    142,607,091    128,584,761    153,267,618
============== =============== ============== =========== ============== ================

                               MORGAN STANLEY MULTI CAP    MSF BARCLAYS CAPITAL AGGREGATE
   MIST VAN KAMPEN COMSTOCK                      GROWTH                        BOND INDEX
                 SUBACCOUNT                  SUBACCOUNT                        SUBACCOUNT
------------------------------ --------------------------- ---------------------------------
        2011           2010          2011          2010          2011                2010
--------------- -------------- ------------- ------------- ------------- -------------------
 178,757,353    212,159,391       877,893       921,618    51,647,712          62,894,452
 160,196,705      6,094,947       865,238       129,304     3,228,498           3,441,205
(201,024,747)   (39,496,985)   (1,059,640)     (173,029)   (9,608,025)        (14,687,945)
--------------- -------------- ------------- ------------- ------------- -------------------
 137,929,311    178,757,353       683,491       877,893    45,268,185          51,647,712
=============== ============== ============= ============= ============= ===================

                                   MSF BLACKROCK LEGACY
MSF BLACKROCK LARGE CAP VALUE          LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET
                   SUBACCOUNT                SUBACCOUNT                      SUBACCOUNT
----------------------------- -------------------------- -------------------------------
      2011               2010          2011        2010           2011            2010
------------- --------------- ------------- ------------ -------------- ----------------
15,747,692         18,388,146   232,943,584  278,436,667   390,620,368     292,409,144
   698,899          1,312,882   181,176,484    6,729,530   476,826,492     419,479,748
(2,918,209)        (3,953,336) (216,847,587) (52,222,613) (511,848,766)   (321,268,524)
------------- --------------- -------------- ----------- -------------- ----------------
13,528,382         15,747,692   197,272,481  232,943,584   355,598,094     390,620,368
============= =============== ============== =========== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                   MSF DAVIS VENTURE VALUE           MSF FI VALUE LEADERS            MSF JENNISON GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          39,290,500     46,272,413     77,016,714      90,780,311     76,713,717      92,196,381
Units issued and transferred
  from other funding options     96,208,204      2,849,938     53,370,473       2,165,185     72,566,487       1,803,749
Units redeemed and transferred
  to other funding options      (39,110,852)    (9,831,851)   (67,002,902)    (15,928,782)   (88,790,634)    (17,286,413)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                96,387,852     39,290,500     63,384,285      77,016,714     60,489,570      76,713,717
                               =============== ============== ============== =============== ============== ===============

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO      MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          32,850,961     30,329,127     81,246,395      86,062,934      6,949,687       6,859,089
Units issued and transferred
  from other funding options     33,765,680     12,932,554     31,579,761      13,790,616      2,781,003       1,915,010
Units redeemed and transferred
  to other funding options      (34,800,276)   (10,410,720)   (37,687,409)    (18,607,155)    (2,862,923)     (1,824,412)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                31,816,365     32,850,961     75,138,747      81,246,395      6,867,767       6,949,687
                               =============== ============== ============== =============== ============== ===============

                                                                                                 MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year         365,263,272    424,517,109     55,157,576      58,644,242     39,250,929      48,947,939
Units issued and transferred
  from other funding options    283,119,661     17,845,189     33,120,541       8,621,095      2,117,134       2,927,357
Units redeemed and transferred
  to other funding options     (347,596,626)   (77,099,026)   (40,084,773)    (12,107,761)    (6,168,106)    (12,624,367)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year               300,786,307    365,263,272     48,193,344      55,157,576     35,199,957      39,250,929
                               =============== ============== ============== =============== ============== ===============

                                                              MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                    MSF RUSSELL 2000 INDEX                         GROWTH                         GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          41,489,141     52,166,793     45,753,740      53,594,235     76,912,938      84,858,983
Units issued and transferred
  from other funding options      2,697,285      4,873,800     35,502,982       5,286,363     37,828,196      13,139,178
Units redeemed and transferred
  to other funding options       (6,897,307)   (15,551,452)   (44,134,729)    (13,126,858)   (43,679,666)    (21,085,223)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                37,289,119     41,489,141     37,121,993      45,753,740     71,061,468      76,912,938
                               =============== ============== ============== =============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

            MSF LOOMIS SAYLES         MSF MET/ARTISAN MID CAP            MSF MET/DIMENSIONAL
               SMALL CAP CORE                           VALUE    INTERNATIONAL SMALL COMPANY
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011          2010 (b)          2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
       192,214        123,912      1,029,255               --         63,743          53,278
       503,095        108,633      1,063,204        1,304,952        100,017          38,421
      (273,434)       (40,331)    (1,173,615)        (275,697)       (80,927)        (27,956)
----------------- -------------- -------------- ---------------- -------------- ---------------
       421,875        192,214        918,844        1,029,255         82,833          63,743
================= ============== ============== ================ ============== ===============

         MSF METLIFE MODERATE         MSF METLIFE MODERATE TO
                   ALLOCATION           AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010             2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
   393,118,303    422,006,805    343,766,439      385,002,457      752,977,742     956,309,555
    73,459,725     44,353,655     42,817,441       27,755,862       85,985,098      40,443,876
  (100,741,870)   (73,242,157)   (66,390,615)     (68,991,880)    (178,658,782)   (243,775,689)
----------------- -------------- -------------- ---------------- -------------- ---------------
   365,836,158    393,118,303    320,193,265      343,766,439      660,304,058     752,977,742
================= ============== ============== ================ ============== ===============

 MSF NEUBERGER          MSF NEUBERGER BERMAN          MSF OPPENHEIMER GLOBAL
BERMAN GENESIS                 MID CAP VALUE                          EQUITY
    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
----------------- ----------------------------- -------------------------------
       2011 (a)          2011           2010             2011           2010
----------------- -------------- -------------- ---------------- --------------
            --     11,259,940     13,067,556      355,293,700    410,567,773
        12,540      9,927,449        335,670      112,061,168     24,058,567
            (1)   (11,890,571)    (2,143,286)    (147,867,280)   (79,332,640)
----------------- -------------- ------------------------------- --------------
        12,539      9,296,818     11,259,940      319,487,588    355,293,700
================= ============== ============== ================ ==============

 MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
 STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT       PIONEER VCT CULLEN VALUE
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010           2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
     3,494,208      3,762,287     125,335,567      140,576,689     13,452,820      14,948,808
    49,512,412        926,122     104,919,656       22,522,652        420,189         675,912
   (13,329,968)    (1,194,201)   (128,460,959)     (37,763,774)    (3,016,121)     (2,171,900)
----------------- -------------- -------------- ---------------- -------------- ---------------
    39,676,652      3,494,208     101,794,264      125,335,567     10,856,888      13,452,820
================= ============== ============== ================ ============== ===============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                            PIONEER VCT IBBOTSON GROWTH
                               PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME                     ALLOCATION
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         8,376,046         9,315,020     14,712,580    16,094,477    221,599,749     235,330,904
Units issued and transferred
  from other funding options      974,984           928,345      1,452,330     1,325,538      7,579,123       6,888,680
Units redeemed and transferred
  to other funding options     (2,846,272)       (1,867,319)    (3,389,099)   (2,707,435)   (22,360,030)    (20,619,835)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,504,758         8,376,046     12,775,811    14,712,580    206,818,842     221,599,749
                               ============= ================= ============== ============= ============== ===============

                                                                                                         WELLS FARGO VT
                                                 UIF GROWTH         UIF U.S. REAL ESTATE                SMALL CAP VALUE
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         7,852,817         9,106,525     16,338,780    20,079,803      2,391,673       2,853,960
Units issued and transferred
  from other funding options    6,260,195           217,061     16,433,965     1,451,787      1,338,898         158,613
Units redeemed and transferred
  to other funding options     (7,721,700)       (1,470,769)   (21,073,980)   (5,192,810)    (1,656,362)       (620,900)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,391,312         7,852,817     11,698,765    16,338,780      2,074,209       2,391,673
                               ============= ================= ============== ============= ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

      PIONEER VCT IBBOTSON
       MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
----------------------------- ---------------------------- ---------------------------------
       2011           2010           2011          2010          2011                2010
-------------- -------------- -------------- ------------- ------------- -------------------
119,014,176    127,523,679     27,106,926    31,686,148     8,080,999           8,382,574
  5,895,965      9,924,582     17,222,895     1,405,107       742,971           1,199,039
(17,012,069)   (18,434,085)   (22,605,446)   (5,984,329)   (2,111,196)         (1,500,614)
-------------- -------------- -------------- ------------- ------------- -------------------
107,898,072    119,014,176     21,724,375    27,106,926     6,712,774           8,080,999
============== ============== ============== ============= ============= ===================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2011:

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Alger Capital Appreciation     2011   2,234,246 1.44 - 1.80   3,906,644            -- 1.55 - 2.65   (3.24) - (2.17)
  Subaccount                   2010   2,108,411 1.49 - 1.84   3,755,704          0.23 1.55 - 2.65    10.70 - 11.89
                               2009   2,568,654 1.34 - 1.65   4,100,549            -- 1.55 - 2.65    46.68 - 48.33
                               2008   2,726,355 0.91 - 1.11   2,946,088            -- 1.55 - 2.65 (46.69) - (46.09)
                               2007   3,117,230 1.71 - 2.06   6,258,265            -- 1.55 - 2.65   (1.42) - 31.11
AllianceBernstein Global       2011   1,221,384 0.70 - 0.72     873,875          0.36 1.65 - 1.90 (24.89) - (24.66)
  Thematic Growth Subaccount   2010   1,545,364 0.94 - 0.96   1,471,499          1.97 1.65 - 1.90    16.42 - 16.57
                               2009   1,859,710 0.80 - 0.82   1,520,169            -- 1.65 - 1.90    50.28 - 50.64
                               2008   1,967,504 0.54 - 0.55   1,068,173            -- 1.65 - 1.90 (48.51) - (48.29)
                               2007   2,675,537 1.04 - 1.05   2,814,482            -- 1.65 - 1.90    17.67 - 17.90
American Funds Bond Subaccount 2011   6,649,857 1.61 - 1.73  11,151,382          3.15 1.40 - 1.90      4.08 - 4.60
  (Commenced 4/28/2008)        2010   6,629,074 1.54 - 1.65  10,629,167          3.26 1.40 - 1.90      4.47 - 4.96
                               2009   5,354,874 1.48 - 1.57   8,185,030          4.01 1.40 - 1.90    10.47 - 11.08
                               2008   1,707,759 1.34 - 1.42   2,375,182          8.67 1.40 - 1.90 (10.75) - (10.45)
American Funds Global          2011  92,495,761 1.23 - 1.92 148,056,485          1.21 0.30 - 2.70  (11.30) - (9.16)
  Growth Subaccount            2010 115,240,903 1.38 - 2.14 206,239,786          1.45 0.30 - 2.70     8.71 - 11.44
                               2009 130,525,259 1.26 - 1.95 212,149,219          1.43 0.30 - 2.70    38.52 - 41.88
                               2008 148,315,752 0.89 - 1.39 171,788,338          1.71 0.30 - 2.70 (40.07) - (38.58)
                               2007 169,495,269 1.47 - 2.30 321,760,742          2.69 0.30 - 2.70   (4.70) - 14.13
American Funds Global Small    2011   1,623,025 2.32 - 2.48   3,907,280          1.46 1.40 - 1.90 (20.66) - (20.26)
  Capitalization Subaccount    2010   2,635,611 2.92 - 3.11   7,972,844          1.81 1.40 - 1.90    20.08 - 20.69
  (Commenced 4/28/2008)        2009   1,997,395 2.43 - 2.58   5,011,389          0.46 1.40 - 1.90    58.31 - 59.01
                               2008     638,633 1.54 - 1.62   1,017,332            -- 1.40 - 1.90 (49.55) - (49.38)
American Funds Growth          2011 226,708,667 1.06 - 1.69 323,137,038          0.58 0.30 - 2.70   (6.83) - (4.57)
  Subaccount                   2010 282,002,413 1.14 - 1.80 428,158,662          0.70 0.30 - 2.70    15.51 - 18.38
                               2009 323,767,342 0.99 - 1.54 421,186,273          0.66 0.30 - 2.70    35.68 - 38.90
                               2008 359,615,200 0.72 - 1.13 341,207,267          0.78 0.30 - 2.70 (45.51) - (44.10)
                               2007 404,396,586 1.30 - 2.04 695,771,349          0.76 0.30 - 2.70     1.50 - 11.72
American Funds                 2011 212,465,063 1.00 - 1.46 275,594,046          1.43 0.30 - 2.75   (4.48) - (2.15)
  Growth-Income Subaccount     2010 266,085,972 1.04 - 1.51 358,904,564          1.43 0.30 - 2.75     8.45 - 11.08
                               2009 305,682,875 0.95 - 1.38 376,941,251          1.60 0.30 - 2.75    27.57 - 30.86
                               2008 341,874,694 0.73 - 1.07 327,273,662          1.64 0.30 - 2.75 (39.52) - (38.03)
                               2007 401,435,769 1.20 - 1.75 629,811,177          1.45 0.30 - 2.75    (3.07) - 4.36
Delaware VIP Small Cap         2011   5,815,368 1.66 - 3.04  12,653,755          0.67 0.30 - 1.30   (2.60) - (1.66)
  Value Subaccount             2010  10,497,320 1.69 - 3.10  24,258,561          0.66 0.30 - 2.60    28.92 - 31.90
                               2009  11,809,419 1.28 - 2.36  21,004,334          1.02 0.30 - 2.60    28.40 - 31.49
                               2008  13,377,371 0.98 - 1.80  18,558,123          0.81 0.30 - 2.60 (31.67) - (30.11)
                               2007  16,388,529 1.40 - 2.58  33,497,643          0.53 0.30 - 2.60  (13.94) - (7.16)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
Dreyfus Socially Responsible 2011     536,060 1.05 - 1.29     663,326          0.67 1.55 - 2.65   (1.95) - (0.92)
  Growth Subaccount          2010     480,877 1.08 - 1.30     602,610          0.73 1.55 - 2.65    11.51 - 12.77
                             2009     574,094 0.96 - 1.15     639,903          0.64 1.55 - 2.65    29.92 - 31.39
                             2008     582,742 0.74 - 0.88     495,408          0.43 1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700 1.17 - 1.36     792,444          0.27 1.55 - 2.65      4.67 - 5.84
DWS I Capital Growth         2011   8,491,921 1.04 - 1.31  10,582,962          0.36 1.55 - 2.65   (7.23) - (6.23)
  Subaccount                 2010   7,420,886 1.12 - 1.40   9,928,161          0.58 1.55 - 2.65    13.26 - 14.61
                             2009   8,917,378 0.99 - 1.22  10,469,508          1.08 1.55 - 2.65    23.17 - 24.54
                             2008  10,177,735 0.80 - 0.98   9,638,233          0.66 1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333 1.23 - 1.49  18,006,933          0.25 1.55 - 2.65   (1.15) - 10.47
DWS II Dreman Small Mid Cap  2011   4,665,637 1.16 - 1.91   8,261,005          0.68 1.55 - 2.65   (8.79) - (7.76)
  Value Subaccount           2010   5,549,304 1.27 - 2.08  10,696,706          0.93 1.55 - 2.65    19.45 - 20.78
                             2009   6,769,158 1.06 - 1.72  10,898,028          1.69 1.55 - 2.65    25.92 - 27.35
                             2008   7,699,706 0.84 - 1.35   9,778,847          1.35 1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529 1.31 - 2.07  17,838,953          0.60 1.55 - 2.65    (0.07) - 1.13
DWS II Global Thematic       2011   2,219,665 1.00 - 1.45   3,026,970          0.24 1.55 - 2.65 (16.91) - (15.95)
  Subaccount                 2010   2,895,029 1.21 - 1.72   4,734,517          0.62 1.55 - 2.65    10.27 - 11.51
                             2009   3,417,264 1.09 - 1.55   5,030,435          1.26 1.55 - 2.65    39.48 - 41.06
                             2008   3,883,900 0.78 - 1.10   4,073,603          1.13 1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961 1.54 - 2.14   9,874,816          0.24 1.55 - 2.65      3.02 - 4.24
DWS II Government & Agency   2011   5,140,392 1.19 - 1.31   6,487,438          3.81 1.55 - 2.65      4.39 - 5.49
  Securities Subaccount      2010   4,693,342 1.14 - 1.24   5,647,349          4.40 1.55 - 2.65      3.45 - 4.56
                             2009   5,472,346 1.10 - 1.18   6,311,542          4.70 1.55 - 2.65      4.95 - 6.09
                             2008   7,027,315 1.05 - 1.12   7,663,328          4.25 1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580 1.03 - 1.09   4,755,051          4.04 1.55 - 2.65      2.69 - 3.93
Fidelity VIP Contrafund      2011 141,726,054 1.09 - 1.77 223,715,085          0.77 0.30 - 2.70   (5.31) - (3.06)
  Subaccount                 2010 160,809,148 1.15 - 1.85 264,096,436          1.01 0.30 - 2.70    13.91 - 16.63
                             2009 181,273,642 1.00 - 1.61 257,127,712          1.23 0.30 - 2.70    31.90 - 35.08
                             2008 193,501,420 0.76 - 1.21 204,385,840          0.80 0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728 1.36 - 2.15 395,591,028          0.78 0.30 - 2.70     1.63 - 16.61
Fidelity VIP Dynamic Capital 2011   1,629,814 0.92 - 1.54   2,068,621            -- 0.30 - 2.50   (5.15) - (3.02)
  Appreciation Subaccount    2010   1,800,348 0.96 - 1.59   2,381,228          0.23 0.30 - 2.50    15.01 - 17.63
                             2009   2,259,227 0.82 - 1.35   2,578,968          0.02 0.30 - 2.50    32.49 - 35.41
                             2008   2,474,553 0.61 - 1.00   2,110,918          0.42 0.30 - 2.50 (42.79) - (41.56)
                             2007   3,119,214 1.06 - 1.74   4,597,424          0.11 0.30 - 2.50    (4.18) - 6.13
Fidelity VIP Equity-Income   2011  78,077,952 1.06 - 2.94 213,824,134          2.43 0.30 - 1.90    (1.18) - 0.67
  Subaccount                 2010  87,497,260 1.07 - 2.95 237,379,610          1.75 0.30 - 1.90    12.67 - 14.86
                             2009 108,541,676 0.95 - 2.60 240,102,941          2.34 0.30 - 1.90    27.47 - 29.73
                             2008 115,661,779 0.74 - 2.02 199,519,894          2.41 0.30 - 1.90 (43.90) - (42.78)
                             2007 132,444,044 1.32 - 3.57 400,892,976          1.74 0.30 - 1.90    (0.65) - 1.22
Fidelity VIP High Income     2011   9,899,875 1.50 - 2.64  25,924,805          6.54 0.60 - 1.30      2.66 - 3.40
  Subaccount                 2010  11,343,721 1.46 - 2.57  28,813,104          7.21 0.30 - 1.30    12.36 - 13.42
                             2009  14,725,421 1.25 - 2.29  31,480,724          8.11 0.30 - 1.30    42.09 - 43.51
                             2008  15,749,612 0.88 - 1.61  23,781,248          8.57 0.30 - 1.30 (25.93) - (25.18)
                             2007  17,441,474 1.18 - 2.17  35,721,575          7.77 0.30 - 1.30    (0.59) - 2.49

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                           UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------- ----------- ------------- ----------- -------------------
Fidelity VIP Mid Cap            2011 131,855,567 1.20 - 2.32 267,439,944          0.02 0.30 - 2.70 (13.21) - (11.08)
  Subaccount                    2010 150,237,224 1.38 - 2.65 346,905,399          0.12 0.30 - 2.70    25.11 - 28.14
                                2009 163,964,353 1.10 - 2.10 298,753,019          0.47 0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157 0.81 - 1.53 232,101,268          0.24 0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164 1.37 - 2.57 435,231,658          0.49 0.30 - 2.70   (0.31) - 14.63
FTVIPT Franklin Income          2011  22,928,793 1.18 - 4.81  38,466,998          5.99 1.30 - 2.70    (0.34) - 1.02
  Securities Subaccount         2010  29,222,902 1.18 - 4.77  48,715,164          6.39 1.30 - 2.70     9.65 - 11.21
                                2009  30,320,651 1.08 - 4.29  41,814,022          8.12 1.30 - 2.70    31.95 - 33.84
                                2008  27,781,181 0.82 - 3.21  25,140,094          5.49 1.30 - 2.70 (31.52) - (30.53)
                                2007  28,070,936 1.19 - 1.26  34,418,610          3.38 1.30 - 2.70    (4.04) - 2.40
FTVIPT Franklin Rising          2011  15,551,161 1.14 - 1.54  22,145,063          1.52 1.50 - 2.65      3.20 - 4.38
  Dividends Securities          2010  16,928,302 1.06 - 1.47  23,199,262          1.60 1.50 - 2.65    17.54 - 18.83
  Subaccount                    2009  18,663,538 0.90 - 1.24  21,564,888          1.47 1.50 - 2.65    14.27 - 15.66
                                2008  21,627,695 0.79 - 1.07  21,687,343          1.84 1.50 - 2.65 (29.05) - (28.22)
                                2007  25,791,683 1.10 - 1.50  36,386,985          2.37 1.50 - 2.65   (5.23) - (4.14)
FTVIPT Franklin Small-Mid       2011  25,729,063 0.93 - 1.71  34,957,797            -- 1.25 - 2.75   (7.35) - (5.96)
  Cap Growth Securities         2010  31,824,896 0.99 - 1.83  46,170,327            -- 1.25 - 2.75    24.11 - 26.04
  Subaccount                    2009  38,242,323 0.79 - 1.46  44,113,405            -- 1.25 - 2.75    39.60 - 41.80
                                2008  39,918,390 0.56 - 1.04  32,498,385            -- 1.25 - 2.75 (44.02) - (43.20)
                                2007  46,602,557 1.00 - 1.84  67,189,742            -- 1.25 - 2.75      5.24 - 9.89
FTVIPT Mutual Shares            2011  26,399,650 1.22 - 1.35  33,103,285          2.15 1.40 - 1.90   (2.96) - (2.45)
  Securities Subaccount         2010  36,409,020 1.25 - 1.39  46,886,371          1.53 1.40 - 1.90      9.15 - 9.65
                                2009  42,535,689 1.15 - 1.26  50,121,663          1.91 1.40 - 1.90    23.60 - 24.29
                                2008  47,564,032 0.93 - 1.02  45,238,751          2.96 1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398 1.50 - 1.64  88,384,934          1.44 1.40 - 1.90      1.49 - 2.05
FTVIPT Templeton Developing     2011  13,337,044 1.67 - 2.74  25,681,955          0.98 0.30 - 1.80 (17.32) - (16.11)
  Markets Securities Subaccount 2010  14,717,477 2.02 - 3.30  34,095,115          1.60 0.30 - 1.80    15.47 - 17.21
                                2009  15,673,026 1.75 - 2.85  31,239,521          4.01 0.30 - 1.80    69.58 - 72.16
                                2008  14,310,331 1.03 - 3.33  16,745,138          1.88 0.30 - 2.75  (53.56) - (8.93)
                                2007  49,160,016 1.88 - 4.06 152,721,262          2.31 0.30 - 2.75     1.06 - 28.01
FTVIPT Templeton Foreign        2011  69,167,489 1.01 - 1.78  95,843,960          1.72 0.30 - 2.70 (13.04) - (10.86)
  Securities Subaccount         2010  84,974,211 1.16 - 2.03 133,825,834          1.91 0.30 - 2.75      5.44 - 8.03
                                2009  97,704,725 1.10 - 1.90 144,240,071          3.43 0.30 - 2.75    33.29 - 36.64
                                2008 111,025,532 0.82 - 1.41 121,590,564          2.41 0.30 - 2.75 (41.99) - (40.56)
                                2007 128,820,623 1.42 - 2.41 240,864,853          1.97 0.30 - 2.75     0.36 - 14.76
Invesco V.I. Dividend           2011   1,477,262 0.91 - 1.10   1,552,411          1.48 1.60 - 2.50   (2.58) - (1.70)
  Growth Subaccount             2010   1,892,620 0.93 - 1.12   2,026,368          1.54 1.60 - 2.50      7.49 - 8.45
                                2009   2,297,823 0.86 - 1.03   2,276,427          1.75 1.60 - 2.50    20.90 - 22.06
                                2008   2,424,014 0.71 - 0.84   1,981,211          0.42 1.60 - 2.50 (38.06) - (37.51)
                                2007   2,901,396 1.19 - 1.35   3,816,301          1.01 1.60 - 2.50    (5.62) - 2.27
Invesco V.I. Government         2011  16,254,323 1.10 - 1.59  20,877,260            -- 1.40 - 2.60      4.79 - 5.87
  Securities Subaccount
  (Commenced 5/2/2011)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Invesco V.I. S&P 500 Index     2011   2,706,272 0.99 - 1.23   3,145,074          1.76 1.55 - 2.60    (1.05) - 0.00
  Subaccount                   2010   6,211,524 1.00 - 1.24   7,379,716          1.68 1.55 - 2.60    11.62 - 12.79
                               2009   6,684,139 0.89 - 1.10   7,067,118          2.54 1.55 - 2.60    22.77 - 24.19
                               2008   6,631,301 0.72 - 0.88   5,673,311          2.18 1.55 - 2.60 (38.88) - (38.23)
                               2007   6,967,206 1.18 - 1.43   9,696,418          1.53 1.55 - 2.60      2.29 - 3.36
Invesco V.I. Utilities         2011   1,250,696 1.39 - 1.99   2,366,759          3.25 1.55 - 2.65    13.43 - 14.67
  Subaccount                   2010   1,414,907 1.22 - 1.73   2,340,520          3.67 1.55 - 2.65      3.53 - 4.66
                               2009   1,703,060 1.18 - 1.65   2,716,233          4.58 1.55 - 2.65    11.86 - 13.13
                               2008   2,120,045 1.05 - 1.46   3,005,689          2.63 1.55 - 2.65 (34.12) - (33.39)
                               2007   2,469,440 1.59 - 2.20   5,279,182          1.88 1.55 - 2.65     8.89 - 18.78
Invesco V.I. Van Kampen        2011  10,789,832 0.63 - 1.44  11,358,588            -- 1.40 - 2.60   (8.78) - (7.47)
  Capital Growth Subaccount    2010  12,335,955 0.68 - 1.55  15,074,925            -- 1.40 - 2.60    16.48 - 18.19
                               2009  15,018,782 0.58 - 1.31  15,653,524          0.02 1.40 - 2.60     0.00 - 63.84
                               2008  17,441,725 0.36 - 1.50  10,959,766          0.53 0.30 - 2.60  (50.44) - (4.25)
                               2007 157,200,754 0.56 - 1.60 129,155,686          0.01 0.30 - 2.60     5.60 - 15.96
Invesco V.I. Van Kampen        2011   8,566,782 0.63 - 1.32   8,042,543            -- 1.40 - 2.60  (11.45) - (3.30)
  Comstock Subaccount
  (Commenced 5/2/2011)
Invesco V.I. Van Kampen        2011  70,089,823 1.45 - 1.52 103,925,502          1.86 1.40 - 1.90   (3.14) - (2.70)
  Equity and Income Subaccount 2010  95,244,297 1.50 - 1.56 145,446,901          1.99 1.40 - 1.90     9.90 - 10.50
                               2009 106,877,677 1.36 - 1.41 148,131,048          2.80 1.40 - 1.90    20.19 - 20.74
                               2008 124,047,368 1.13 - 1.17 142,710,330          2.39 1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293 1.50 - 1.53 234,822,562          1.82 1.40 - 1.90      1.42 - 1.93
Invesco V.I. Van Kampen        2011  72,432,015 0.99 - 1.67  95,293,683          0.99 1.40 - 2.60   (4.70) - (3.41)
  Growth and Income Subaccount 2010  95,521,755 1.03 - 1.73 130,864,665          0.11 1.40 - 2.60     9.24 - 10.97
                               2009 114,335,077 0.94 - 1.56 141,710,332          3.64 1.40 - 2.60    21.02 - 22.66
                               2008 135,745,590 0.78 - 1.27 137,594,743          1.94 1.40 - 2.60 (34.00) - (33.00)
                               2007 171,568,422 1.18 - 1.90 260,145,192          1.42 1.40 - 2.60    (0.07) - 1.39
Janus Aspen Enterprise         2011  15,657,254 0.60 - 2.13  13,553,349            -- 0.30 - 2.60   (4.17) - (1.97)
  Subaccount                   2010  20,137,778 0.62 - 2.20  17,466,737            -- 0.30 - 2.60    22.28 - 25.15
                               2009  24,776,585 0.50 - 1.79  17,035,938            -- 0.30 - 2.60    40.68 - 44.00
                               2008  28,579,786 0.35 - 1.26  13,787,452          0.06 0.30 - 2.60 (45.29) - (44.02)
                               2007  32,312,340 0.64 - 2.30  27,341,621          0.07 0.30 - 2.60     3.53 - 21.04
Janus Aspen Overseas           2011  35,812,624 1.04 - 2.50  53,633,655          0.38 1.25 - 2.50 (34.01) - (33.19)
  Subaccount                   2010  40,655,745 1.57 - 3.78  91,389,889          0.54 1.25 - 2.50    21.93 - 23.50
                               2009  43,929,512 1.28 - 3.09  79,311,843          0.42 1.25 - 2.50    74.67 - 76.85
                               2008  45,196,584 0.73 - 1.77  45,301,896          1.14 1.25 - 2.50 (53.41) - (52.82)
                               2007  46,649,433 1.55 - 3.78  98,924,859          0.46 1.25 - 2.50    24.82 - 26.43
Janus Aspen Worldwide          2011     865,137 0.72 - 1.12     797,166          0.48 0.30 - 1.30 (15.12) - (14.24)
  Subaccount                   2010   1,013,409 0.85 - 1.31   1,072,638          0.50 0.30 - 1.30    14.04 - 15.17
                               2009   1,215,231 0.75 - 1.13   1,081,304          1.30 0.30 - 1.30    35.75 - 36.96
                               2008   1,473,348 0.55 - 1.61     933,270          0.15 0.30 - 2.45  (45.55) - (5.61)
                               2007  34,679,126 0.71 - 1.71  28,343,346          0.55 0.30 - 2.50    (5.11) - 8.61

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
LMPVET ClearBridge Variable    2011 346,829,648 0.95 - 1.60 392,842,683          0.17 0.30 - 2.70    (0.52) - 2.14
  Aggressive Growth Subaccount 2010 443,390,285 0.94 - 1.59 497,935,929          0.13 0.30 - 2.70    21.43 - 24.70
                               2009 532,331,659 0.76 - 1.32 486,236,715            -- 0.30 - 2.70    30.76 - 34.11
                               2008 622,180,674 0.57 - 1.00 428,934,280            -- 0.30 - 2.70 (42.18) - (40.60)
                               2007 741,329,212 0.98 - 1.82 873,001,582            -- 0.30 - 2.70    (6.31) - 6.75
LMPVET ClearBridge Variable    2011 264,460,402 1.13 - 1.67 345,221,069          1.44 0.60 - 2.70    (0.18) - 2.06
  Appreciation Subaccount      2010 340,812,870 1.12 - 1.65 439,981,790          1.52 0.60 - 2.70     9.69 - 11.88
                               2009 397,735,990 1.01 - 1.49 463,631,605          2.10 0.60 - 2.70    18.86 - 21.39
                               2008 467,330,035 0.80 - 1.24 453,131,027          1.19 0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.15 - 1.78 814,727,982          1.06 0.30 - 2.70      0.32 - 7.74
LMPVET ClearBridge Variable    2011 116,486,691 0.93 - 1.56 135,638,200          3.20 0.30 - 2.70    (2.40) - 7.56
  Equity Income Builder        2010 117,810,538 0.90 - 1.36 130,583,106          3.70 0.30 - 2.70     9.14 - 11.90
  Subaccount                   2009 135,980,347 0.82 - 1.22 137,170,481          3.17 0.30 - 2.70    19.33 - 22.53
                               2008 156,487,513 0.69 - 1.00 131,469,976          0.92 0.30 - 2.75 (36.73) - (35.21)
                               2007 193,635,280 1.09 - 1.55 255,776,152          1.33 0.30 - 2.75    (1.75) - 5.10
LMPVET ClearBridge Variable    2011 289,032,086 0.93 - 2.92 354,783,689          1.24 0.30 - 2.75   (8.77) - (6.50)
  Fundamental All Cap Value    2010 360,564,870 1.02 - 3.15 478,128,074          1.65 0.30 - 2.75    13.48 - 16.32
  Subaccount                   2009 428,072,804 0.90 - 2.73 494,512,064          1.33 0.30 - 2.75    25.84 - 28.91
                               2008 503,204,890 0.72 - 2.14 457,409,846          1.59 0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.16 - 3.41 899,059,753          1.20 0.30 - 2.75    (8.41) - 0.62
LMPVET ClearBridge Variable    2011  87,976,409 0.90 - 1.63  99,836,845          0.42 0.30 - 2.70   (3.33) - (0.98)
  Large Cap Growth Subaccount  2010 107,663,025 0.92 - 1.65 124,995,190          0.11 0.30 - 2.70      6.90 - 9.54
                               2009 128,748,339 0.86 - 1.51 137,942,475          0.27 0.30 - 2.70    38.57 - 42.03
                               2008 150,824,586 0.61 - 1.07 115,654,875          0.26 0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.99 - 1.71 234,261,631          0.04 0.30 - 2.70    (1.31) - 4.65
LMPVET ClearBridge Variable    2011 106,825,703 1.00 - 1.86 134,081,143          2.13 0.30 - 2.70      2.14 - 4.63
  Large Cap Value Subaccount   2010 129,276,662 0.98 - 1.79 156,733,252          2.92 0.30 - 2.70      6.61 - 9.13
                               2009 153,410,278 0.92 - 1.64 172,680,085          1.90 0.30 - 2.70    21.21 - 24.09
                               2008 180,915,479 0.76 - 1.33 166,124,166          1.22 0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.21 - 2.07 330,952,064          1.43 0.30 - 2.70    (4.61) - 3.29
LMPVET ClearBridge Variable    2011  29,141,332 1.22 - 1.71  42,401,069            -- 1.30 - 2.70   (6.52) - (5.18)
  Mid Cap Core Subaccount      2010  39,617,087 1.29 - 1.82  61,152,307            -- 1.30 - 2.70    19.30 - 20.96
                               2009  49,070,208 1.08 - 1.51  62,841,873          0.46 1.30 - 2.70    32.43 - 34.18
                               2008  57,996,976 0.81 - 1.13  55,520,897          0.19 1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.27 - 1.78 107,349,964          0.37 1.30 - 2.70    (3.30) - 5.81
LMPVET ClearBridge Variable    2011  38,530,720 1.17 - 2.17  59,480,568            -- 0.30 - 2.60    (1.24) - 1.10
  Small Cap Growth Subaccount  2010  46,003,583 1.18 - 2.18  71,509,944            -- 0.30 - 2.75    21.75 - 24.79
                               2009  54,202,034 0.96 - 1.77  68,494,048            -- 0.30 - 2.75    38.93 - 42.35
                               2008  59,867,011 0.69 - 1.26  53,919,156            -- 0.30 - 2.75 (42.32) - (40.89)
                               2007  71,547,703 1.18 - 2.17 110,867,024            -- 0.30 - 2.75    (2.50) - 9.34
LMPVET Investment Counsel      2011  23,310,011 0.94 - 3.10  43,793,657          1.04 0.30 - 2.50   (2.44) - (0.35)
  Variable Social Awareness    2010  28,992,998 0.95 - 3.14  53,105,312          1.29 0.30 - 2.50     9.32 - 11.87
  Subaccount                   2009  35,265,807 0.86 - 2.84  55,656,183          1.52 0.30 - 2.50    19.84 - 22.47
                               2008  39,745,946 0.71 - 2.34  50,092,116          1.84 0.30 - 2.50 (27.04) - (25.45)
                               2007  44,597,635 0.96 - 3.17  75,221,700          1.34 0.30 - 2.60     3.74 - 10.56

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------ ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS  HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------ ----------- ------------- ----------- -------------------
LMPVET Variable Lifestyle         2011  54,802,370  1.29 - 1.74  77,471,705          2.37 1.17 - 1.90    (0.77) - 0.00
  Allocation 50% Subaccount       2010  69,091,278  1.30 - 1.74  97,750,305          2.91 1.17 - 1.90    12.26 - 13.04
                                  2009  82,791,698  1.16 - 1.54 104,008,687          4.97 1.17 - 1.90    29.82 - 30.79
                                  2008 101,668,320  0.89 - 1.18  98,139,570          3.26 1.17 - 1.90 (28.75) - (28.20)
                                  2007 127,276,506  1.25 - 1.64 171,934,433          3.41 1.17 - 1.90      1.29 - 2.05
LMPVET Variable Lifestyle         2011  35,895,323  1.17 - 1.48  43,491,060          1.81 1.17 - 1.90   (2.42) - (1.79)
  Allocation 70% Subaccount       2010  44,663,513  1.20 - 1.51  55,155,290          2.03 1.17 - 1.90    12.81 - 13.70
                                  2009  52,457,087  1.06 - 1.33  57,089,042          3.47 1.17 - 1.90    30.47 - 31.36
                                  2008  61,066,781  0.81 - 1.01  50,738,235          2.32 1.17 - 1.90 (34.09) - (33.57)
                                  2007  73,092,932  1.24 - 1.52  91,454,984          2.55 1.17 - 1.90      1.90 - 2.63
LMPVET Variable Lifestyle         2011  24,183,514  1.08 - 1.43  27,425,036          1.40 1.17 - 1.90   (4.07) - (3.43)
  Allocation 85% Subaccount       2010  28,603,564  1.13 - 1.49  33,646,055          1.57 1.17 - 1.90    13.47 - 14.32
                                  2009  33,143,582  1.00 - 1.30  34,156,185          2.32 1.17 - 1.90    30.07 - 30.95
                                  2008  38,462,858  0.77 - 0.99  30,330,127          1.65 1.17 - 1.90 (38.60) - (38.15)
                                  2007  45,631,090  1.25 - 1.60  58,313,241          1.51 1.17 - 1.90      1.38 - 2.17
LMPVIT Western Asset              2011   7,281,992  1.21 - 1.96  11,544,768          7.29 1.40 - 2.60    (0.90) - 0.31
  Variable Global High Yield Bond 2010   8,965,094  1.22 - 1.95  14,183,211          8.24 1.40 - 2.60    12.05 - 13.34
  Subaccount                      2009  10,569,292  1.08 - 1.72  14,895,212         10.68 1.40 - 2.60    51.46 - 53.38
                                  2008  11,006,706  0.71 - 1.12  10,450,813         10.04 1.40 - 2.60 (32.56) - (31.80)
                                  2007  13,236,960  1.06 - 1.65  18,636,640          6.73 1.40 - 2.60   (4.92) - (1.44)
LMPVIT Western Asset              2011  66,903,303  1.33 - 2.36 113,968,018          7.96 0.30 - 2.70    (0.29) - 2.07
  Variable High Income            2010  85,709,100  1.32 - 2.33 144,770,864          9.24 0.30 - 2.70    13.47 - 16.27
  Subaccount                      2009 102,925,900  1.16 - 2.02 151,238,219         11.51 0.30 - 2.70    55.73 - 59.42
                                  2008 123,565,072  0.74 - 1.28 115,143,440         10.18 0.30 - 2.70 (31.84) - (30.18)
                                  2007 159,566,246  1.07 - 1.85 215,408,851          8.20 0.30 - 2.70    (2.40) - 0.97
MIST American Funds               2011   1,843,499  0.96 - 0.99   1,813,962          1.36 0.30 - 1.30   (3.33) - (2.36)
  Balanced Allocation Subaccount  2010   2,241,816  0.99 - 1.02   2,255,436          0.76 0.30 - 1.30    10.71 - 11.86
  (Commenced 4/28/2008)           2009   1,066,350  0.90 - 0.91     966,059            -- 0.30 - 1.30    27.64 - 28.85
                                  2008     460,585  0.70 - 0.71     324,976          9.23 0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth        2011   1,580,396  0.89 - 0.92   1,437,020          1.16 0.30 - 1.30   (6.04) - (4.95)
  Allocation Subaccount           2010   2,314,410  0.94 - 0.97   2,214,066          0.55 0.30 - 1.30    12.11 - 13.07
  (Commenced 4/28/2008)           2009     860,371  0.84 - 0.86     733,008            -- 0.30 - 1.30    32.18 - 33.70
                                  2008     361,073         0.64     231,081          8.34 0.30 - 1.30 (36.32) - (35.88)
MIST American Funds               2011   1,316,789  1.01 - 1.04   1,349,864          1.52 0.30 - 1.30   (1.08) - (0.10)
  Moderate Allocation Subaccount  2010   1,184,260  1.02 - 1.04   1,220,961          1.32 0.30 - 1.30      8.54 - 9.55
  (Commenced 4/28/2008)           2009     664,781  0.94 - 0.95     628,194            -- 0.30 - 1.30    21.85 - 22.97
                                  2008     127,658  0.77 - 0.78      98,733          6.60 0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth          2011  11,843,633 1.12 - 21.59 240,466,589          1.53 1.00 - 1.65    (0.27) - 0.37
  and Income Subaccount           2010  13,146,573 1.12 - 21.51 266,748,724          1.45 1.00 - 1.65    11.78 - 12.58
                                  2009  14,486,682 1.00 - 19.11 261,765,961          2.26 1.00 - 1.65    20.00 - 20.68
                                  2008  15,925,617 0.84 - 15.83 239,145,150          1.44 1.00 - 1.65 (37.92) - (37.50)
                                  2007  18,277,607 1.35 - 25.33 440,328,684          0.87 1.00 - 1.65      6.07 - 6.77

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST BlackRock High Yield      2011  62,492,572 1.17 - 7.66 132,699,654          6.91 0.19 - 2.75    (0.43) - 2.32
  Subaccount                   2010  72,671,332 1.18 - 7.56 150,232,781          5.46 0.19 - 2.75    12.17 - 15.88
                               2009  52,060,128 1.10 - 6.58 105,877,776          5.75 0.19 - 2.65    42.84 - 46.92
                               2008  55,599,982 0.77 - 4.52  78,057,547          7.33 0.19 - 2.65 (26.75) - (24.36)
                               2007  63,143,456 1.13 - 6.04 120,841,696          5.94 0.19 - 2.64    (3.27) - 2.16
MIST BlackRock Large Cap       2011  46,368,859 0.78 - 1.43  46,041,512          1.01 0.30 - 2.75   (2.48) - (0.08)
  Core Subaccount              2010  54,907,593 0.79 - 1.45  54,941,051          1.24 0.30 - 2.75     9.44 - 12.18
                               2009  63,249,054 0.71 - 1.31  56,574,643          1.44 0.30 - 2.75    15.99 - 18.86
                               2008  71,441,239 0.61 - 1.12  54,264,589          0.59 0.30 - 2.75 (39.06) - (37.48)
                               2007  85,113,395 0.98 - 1.83 104,311,222          0.71 0.30 - 2.70    (2.36) - 5.26
MIST Clarion Global Real       2011  77,408,843 0.79 - 2.11  69,888,004          4.13 0.30 - 2.65   (8.05) - (5.57)
  Estate Subaccount            2010  89,036,157 0.85 - 2.26  86,851,730          8.52 0.30 - 2.75    13.07 - 15.96
                               2009  98,568,292 0.75 - 1.98  84,648,075          3.61 0.30 - 2.75    31.31 - 34.81
                               2008 105,420,478 0.57 - 1.49  68,580,445          2.12 0.30 - 2.75 (43.20) - (41.78)
                               2007 124,374,407 1.00 - 2.59 140,702,795          1.01 0.30 - 2.75  (24.83) - (2.70)
MIST Dreman Small Cap Value    2011   9,341,233 1.03 - 1.62  11,958,752          1.79 0.00 - 2.70 (12.47) - (10.14)
  Subaccount                   2010  11,051,153 1.16 - 1.53  15,942,525          0.88 0.30 - 2.70    16.33 - 19.24
                               2009  11,126,251 0.98 - 1.30  13,676,299          0.92 0.30 - 2.70    25.72 - 28.66
                               2008  11,190,143 0.77 - 1.02  10,817,418          0.75 0.30 - 2.70 (27.24) - (25.45)
                               2007  10,129,896 1.05 - 1.38  13,308,156            -- 0.30 - 2.70  (11.59) - (1.49)
MIST Harris Oakmark            2011  49,035,319 0.95 - 1.85  63,201,065          0.03 0.00 - 2.70 (16.26) - (14.01)
  International Subaccount     2010  59,047,438 1.13 - 2.05  89,505,876          2.13 0.30 - 2.70    13.54 - 16.31
                               2009  65,954,572 0.99 - 1.79  86,620,909          8.30 0.30 - 2.70    51.28 - 55.03
                               2008  73,645,655 0.65 - 1.17  62,788,056          2.06 0.30 - 2.70 (42.32) - (40.90)
                               2007  89,021,152 1.11 - 2.01 130,584,087          0.94 0.29 - 2.69  (11.52) - (1.45)
MIST Invesco Small Cap         2011   8,619,870 1.08 - 1.92  12,577,822            -- 0.30 - 2.70   (3.66) - (1.17)
  Growth Subaccount            2010   8,936,088 1.12 - 1.97  13,490,846            -- 0.30 - 2.70    16.36 - 26.09
                               2009   7,370,837 0.91 - 1.17   8,271,522            -- 0.30 - 2.70    30.71 - 33.87
                               2008   6,688,902 0.69 - 0.88   5,665,418            -- 0.30 - 2.70 (40.29) - (38.81)
                               2007   4,965,688 1.13 - 1.46   6,946,984            -- 0.30 - 2.70   (7.16) - 10.77
MIST Janus Forty Subaccount    2011 112,073,709 0.68 - 7.09 460,047,500          1.83 0.30 - 2.60   (9.72) - (7.57)
                               2010 130,954,529 0.74 - 7.75 563,298,004          1.83 0.30 - 2.75      6.69 - 9.36
                               2009 178,453,861 0.69 - 7.16 617,906,720            -- 0.30 - 2.75    39.33 - 42.78
                               2008 184,741,781 0.49 - 5.06 456,343,114          6.04 0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259 0.86 - 8.81 845,500,235          0.17 0.30 - 2.75   (0.95) - 30.11
MIST Lazard Mid Cap Subaccount 2011  50,098,545 0.95 - 2.52  78,292,549          0.91 0.30 - 2.65   (7.80) - (5.41)
  (Commenced 4/30/2007)        2010  55,785,950 1.03 - 2.68  94,335,966          1.07 0.30 - 2.65    19.63 - 22.86
                               2009  64,642,037 0.86 - 2.19  90,411,267          1.37 0.30 - 2.65    33.13 - 36.70
                               2008  69,717,278 0.64 - 1.60  72,983,686          0.08 0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059 1.06 - 1.16   6,737,323            -- 0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason ClearBridge    2011   4,640,959 0.59 - 0.87   2,996,585            -- 0.30 - 2.60   (10.09) - 3.32
  Aggressive Growth Subaccount 2010     243,732 0.76 - 0.84     194,775            -- 0.30 - 1.30    22.08 - 23.43
  (Commenced 4/28/2008)        2009     206,409 0.63 - 0.68     138,656            -- 0.30 - 1.30    31.30 - 32.62
                               2008     103,980 0.49 - 0.52      52,646            -- 0.30 - 0.90 (36.79) - (36.53)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                ---------------------------------- ---------------------------------------------
                                                                                  EXPENSE(2)         TOTAL(3)
                                            UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                             LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                ---------- ----------- ----------- ------------- ----------- -------------------
MIST Loomis Sayles Global  2011 30,124,440 1.69 - 5.08 150,849,568          2.53 0.60 - 1.65   (2.88) - (1.85)
  Markets Subaccount       2010 33,062,109 1.74 - 5.21 169,859,208          3.48 0.30 - 1.65    20.39 - 22.05
  (Commenced 4/30/2007)    2009 43,268,117 1.44 - 4.31 166,789,133          2.44 0.30 - 1.65    38.65 - 40.52
                           2008 46,805,268 1.04 - 3.10 129,910,023          5.05 0.30 - 1.65 (40.09) - (39.26)
                           2007 52,358,564 1.73 - 5.15 243,698,087            -- 0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond      2011 32,502,638 1.40 - 2.30  57,917,544          6.33 0.30 - 2.65      2.07 - 4.56
  Debenture Subaccount     2010 40,480,659 1.37 - 2.22  69,771,604          6.51 0.30 - 2.65    10.20 - 12.86
                           2009 45,437,764 1.25 - 1.98  70,758,842          7.78 0.30 - 2.65    33.50 - 36.72
                           2008 50,357,034 0.94 - 1.46  58,397,632          4.53 0.30 - 2.65 (20.53) - (18.67)
                           2007 60,470,520 1.18 - 1.81  88,568,023          5.47 0.30 - 2.65      1.31 - 6.16
MIST Lord Abbett Mid Cap   2011 48,643,274 0.88 - 1.30  45,537,282          0.55 0.30 - 2.70   (6.21) - (4.00)
  Value Subaccount         2010 59,583,746 0.93 - 1.35  59,037,980          0.62 0.30 - 2.70    22.09 - 25.23
                           2009 70,579,098 0.77 - 1.08  56,795,766          2.21 0.30 - 2.70    23.15 - 26.08
                           2008 80,119,831 0.62 - 0.86  51,848,646          0.58 0.30 - 2.75 (40.44) - (38.93)
                           2007 94,328,307 1.04 - 1.40 101,596,400          0.06 0.30 - 2.75  (11.39) - (0.56)
MIST Met/Eaton Vance       2011  1,214,850 1.01 - 1.02   1,239,402          1.64 1.70 - 2.60    (0.59) - 0.29
  Floating Rate Subaccount 2010    711,474 1.01 - 1.02     725,074            -- 1.70 - 2.60      1.44 - 2.04
  (Commenced 5/3/2010)
MIST Met/Franklin Mutual   2011  1,093,751 0.84 - 0.86     933,129          2.91 1.70 - 2.50   (3.01) - (2.27)
  Shares Subaccount        2010    849,530 0.87 - 0.88     745,697            -- 1.70 - 2.35      8.38 - 9.15
  (Commenced 4/28/2008)    2009    658,147 0.80 - 0.81     530,058            -- 1.70 - 2.35    21.95 - 22.76
                           2008    386,422        0.66     254,151         10.69 1.70 - 2.25 (34.37) - (34.19)
MIST Met/Templeton Growth  2011 45,862,165 0.83 - 1.33  44,468,910          0.95 1.30 - 2.60   (9.26) - (8.07)
  Subaccount               2010 31,582,017 0.91 - 1.45  36,594,907            -- 1.30 - 2.60    10.07 - 11.55
  (Commenced 5/3/2010)
MIST MetLife Aggressive    2011 54,062,263 0.81 - 1.51  49,596,505            -- 0.30 - 2.55 (15.03) - (13.69)
  Strategy Subaccount
  (Commenced 5/2/2011)
MIST MetLife Balanced      2011 19,472,712 1.00 - 1.16  21,835,599          1.59 1.55 - 2.65   (4.22) - (3.18)
  Strategy Subaccount      2010 21,057,825 1.05 - 1.20  24,508,815          2.15 1.55 - 2.65    10.62 - 11.78
  (Commenced 5/4/2009)     2009 23,223,388 0.94 - 1.07  24,265,282            -- 1.55 - 2.65    22.33 - 23.27
MIST MetLife Growth        2011 16,695,645 0.99 - 1.17  18,833,183          1.52 1.55 - 2.55   (6.32) - (5.36)
  Strategy Subaccount      2010 18,635,211 1.06 - 1.23  22,297,948          1.78 1.55 - 2.55    12.60 - 13.67
  (Commenced 5/4/2009)     2009 22,113,186 0.94 - 1.08  23,350,459            -- 1.55 - 2.55    26.14 - 27.11
MIST MetLife Moderate      2011 12,096,560 1.06 - 1.21  14,146,314          1.72 1.55 - 2.55   (2.66) - (1.62)
  Strategy Subaccount      2010 13,603,309 1.09 - 1.23  16,268,189          2.50 1.55 - 2.55     9.64 - 10.60
  (Commenced 5/4/2009)     2009 13,266,871 1.00 - 1.11  14,418,041            -- 1.55 - 2.55    20.11 - 20.98
MIST MFS Emerging Markets  2011 32,814,639 1.22 - 3.09  74,236,005          1.55 0.30 - 2.70 (20.90) - (18.66)
  Equity Subaccount        2010 40,055,591 1.54 - 3.88 113,623,154          1.14 0.30 - 2.75    20.34 - 23.67
  (Commenced 4/30/2007)    2009 45,575,766 1.28 - 3.20 106,330,059          1.85 0.30 - 2.75    64.38 - 68.59
                           2008 49,186,008 0.78 - 1.93  69,356,966          0.98 0.30 - 2.75   (58.76) - 0.58
                           2007 22,838,831 2.03 - 4.09  69,677,937            -- 0.30 - 2.65     0.00 - 26.05

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MIST MFS Research            2011  77,589,499 0.98 - 1.72  99,020,711          1.25 0.30 - 2.65 (19.52) - (10.93)
  International Subaccount   2010  48,036,599 1.13 - 1.98  71,851,431          1.78 0.30 - 2.65     8.52 - 11.02
                             2009  57,249,025 1.04 - 1.81  77,964,871          3.25 0.30 - 2.65    28.09 - 31.20
                             2008  65,026,844 0.81 - 1.40  68,048,654          1.70 0.30 - 2.65 (44.56) - (42.53)
                             2007  57,544,188 1.44 - 2.47 102,336,302          0.15 0.30 - 2.60   (3.39) - 11.36
MIST Morgan Stanley Mid Cap  2011   9,246,133 0.89 - 2.43  12,904,996          0.71 0.30 - 2.60   (9.32) - (7.19)
  Growth Subaccount          2010  11,758,200 0.97 - 2.66  18,023,005          0.12 0.30 - 2.60    28.69 - 31.65
                             2009  15,136,307 0.75 - 2.05  17,892,218          0.01 0.30 - 2.60    53.24 - 56.78
                             2008  16,241,619 0.49 - 1.32  12,604,861          0.43 0.30 - 2.60 (49.06) - (47.29)
                             2007   3,986,582 1.31 - 1.34   5,299,998            -- 1.70 - 2.60   (7.20) - 21.34
MIST Oppenheimer Capital     2011 331,598,308 0.82 - 0.95 284,007,034          0.33 0.30 - 2.65   (3.89) - (1.25)
  Appreciation Subaccount    2010 370,415,704 0.84 - 0.96 324,669,577          0.67 0.30 - 2.65      6.57 - 9.34
                             2009 431,970,938 0.78 - 0.88 351,416,197            -- 0.30 - 2.65    39.93 - 43.70
                             2008 458,261,491 0.55 - 0.61 261,896,842          0.31 0.30 - 2.65 (47.40) - (45.98)
                             2007  26,945,381 1.11 - 1.14  30,451,362            -- 1.40 - 2.65   (3.52) - 12.69
MIST PIMCO Inflation         2011  81,257,553 1.25 - 1.55 115,644,635          1.81 0.00 - 2.75     8.31 - 11.45
  Protected Bond Subaccount  2010  84,809,882 1.15 - 1.41 110,311,164          2.54 0.30 - 2.75      5.00 - 7.67
                             2009  85,594,721 1.09 - 1.32 104,939,462          3.81 0.30 - 2.75    14.94 - 18.00
                             2008  84,875,080 0.95 - 1.13  89,827,203          3.82 0.30 - 2.70   (9.46) - (7.14)
                             2007  73,914,152 1.04 - 1.23  86,351,508          0.17 0.80 - 2.70     0.00 - 10.15
MIST PIMCO Total Return      2011 260,102,976 1.28 - 1.90 397,228,650          2.63 0.30 - 2.75    (1.23) - 2.81
  Subaccount                 2010 285,034,968 1.28 - 1.85 430,615,868          3.67 0.30 - 2.70      5.25 - 7.89
                             2009 309,041,939 1.21 - 1.72 437,011,528          0.57 0.30 - 2.70    10.87 - 16.13
                             2008  20,657,165 1.06 - 1.09  22,251,150          3.60 1.70 - 2.60   (2.22) - (1.36)
                             2007  17,237,540 1.08 - 1.10  18,856,207          3.31 1.70 - 2.60      4.86 - 5.77
MIST Pioneer Fund Subaccount 2011  43,521,716 0.83 - 1.83  60,273,626          0.93 0.30 - 2.65  (12.60) - (4.78)
                             2010  30,744,777 0.89 - 1.94  48,832,317          0.94 0.30 - 2.60    13.24 - 15.84
                             2009  35,071,315 0.78 - 1.69  48,615,076          1.01 0.30 - 2.60    20.72 - 26.30
                             2008  16,387,552 0.68 - 1.38  18,839,100          1.12 0.30 - 2.60 (34.56) - (32.98)
                             2007  18,642,832 1.03 - 2.08  32,327,745          0.89 0.30 - 2.60    (1.73) - 4.65
MIST Pioneer Strategic       2011 134,759,531 1.28 - 2.72 224,047,122          4.80 0.30 - 2.85      0.55 - 3.36
  Income Subaccount          2010 163,592,465 1.28 - 2.66 266,557,264          5.15 0.30 - 2.75     8.94 - 11.80
                             2009 167,562,465 1.17 - 2.40 249,602,835          4.51 0.30 - 2.75    22.59 - 32.67
                             2008 132,562,461 0.95 - 1.82 156,083,247          6.69 0.30 - 2.70 (14.11) - (10.96)
                             2007 137,915,159 1.09 - 2.07 187,183,787          0.68 0.30 - 2.70    (0.25) - 6.25
MIST RCM Technology          2011  10,508,349 0.42 - 1.80   8,570,794            -- 1.40 - 2.65 (19.68) - (11.36)
  Subaccount                 2010   1,999,423 1.14 - 1.42   2,724,803            -- 1.55 - 2.65    23.05 - 24.41
  (Commenced 5/3/2010)
MIST SSgA Growth and Income  2011 102,294,878        1.15 117,213,928          1.76        1.25            (0.17)
  ETF Subaccount             2010 110,185,544        1.15 126,498,036          1.37        1.25            10.81
                             2009 118,121,815        1.04 122,341,279          2.14        1.25            23.33
                             2008 130,577,256        0.84 109,653,164          1.90        1.25           (25.99)
                             2007 147,441,601        1.14 167,304,437            --        1.25             4.13

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST SSgA Growth ETF           2011 133,087,707        1.06 141,546,856          1.62        1.25            (3.27)
  Subaccount                   2010 142,607,091        1.10 156,916,020          1.53        1.25            12.70
                               2009 151,971,206        0.98 148,328,139          1.93        1.25            27.42
                               2008 161,274,026        0.77 123,461,622          1.56        1.25           (33.74)
                               2007 175,301,265        1.16 202,730,917            --        1.25             4.24
MIST T. Rowe Price Large       2011 128,584,761 0.82 - 4.97 117,195,273          0.65 0.30 - 2.70   (6.61) - (4.26)
  Cap Value Subaccount         2010 153,267,618 0.88 - 5.23 148,207,202          1.06 0.30 - 2.70    13.90 - 16.69
                               2009 178,302,083 0.77 - 4.00 149,934,901          2.27 0.30 - 2.70    15.27 - 18.02
                               2008 200,939,476 0.67 - 3.43 145,054,521          1.55 0.30 - 2.70 (38.03) - (36.47)
                               2007 239,539,828 1.08 - 1.41 267,772,267          0.68 0.05 - 2.70    (2.62) - 3.32
MIST T. Rowe Price Mid Cap     2011   2,874,302 0.89 - 1.59   3,490,853            -- 1.55 - 2.65   (4.25) - (3.18)
  Growth Subaccount            2010   2,637,941 0.93 - 1.64   3,627,883            -- 1.55 - 2.65    24.40 - 25.73
  (Commenced 4/28/2008)        2009   2,174,650 0.76 - 1.30   2,536,266            -- 1.55 - 2.65    29.50 - 43.23
                               2008   1,198,311 0.76 - 0.91   1,061,661            -- 1.55 - 2.65 (38.51) - (38.05)
MIST Third Avenue Small Cap    2011 102,729,374 0.84 - 2.22 125,154,359          1.07 0.30 - 2.70  (16.37) - (9.27)
  Value Subaccount             2010 118,085,929 0.95 - 1.91 155,522,778          1.21 0.30 - 2.70    16.75 - 19.59
                               2009 135,415,681 0.81 - 1.62 149,634,615          1.19 0.30 - 2.70    23.10 - 26.11
                               2008 150,325,118 0.66 - 1.30 132,190,608          0.77 0.30 - 2.70 (31.74) - (30.08)
                               2007 177,121,221 0.96 - 1.88 223,905,276          0.36 0.30 - 2.70  (10.65) - (3.56)
MIST Turner Mid Cap Growth     2011   1,652,474 1.20 - 1.56   2,427,483            -- 1.55 - 2.65   (9.85) - (8.85)
  Subaccount                   2010   1,767,559 1.33 - 1.72   2,845,882            -- 1.55 - 2.65    23.84 - 25.24
  (Commenced 4/28/2008)        2009   2,403,026 1.07 - 1.37   3,118,333            -- 1.55 - 2.65    43.39 - 44.93
                               2008   2,586,292 0.75 - 0.95   2,331,082            -- 1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Comstock       2011 137,929,311 0.90 - 1.54 168,446,892          1.19 0.30 - 2.75   (4.15) - (1.73)
  Subaccount                   2010 178,757,353 0.93 - 1.57 225,341,481          1.58 0.30 - 2.75    11.79 - 14.51
                               2009 212,159,391 0.83 - 1.37 237,036,843          0.01 0.30 - 2.75    23.19 - 31.15
                               2008     938,859 0.68 - 0.70     648,344          2.17 1.70 - 2.60 (37.55) - (37.01)
                               2007   1,286,953 1.08 - 1.11   1,416,028          1.48 1.70 - 2.60   (5.41) - (4.08)
Morgan Stanley Multi Cap       2011     683,491 1.29 - 1.63   1,037,271            -- 1.60 - 2.60   (9.30) - (8.48)
  Growth Subaccount            2010     877,893 1.40 - 1.78   1,463,366            -- 1.60 - 2.60    24.13 - 25.44
                               2009     921,618 1.13 - 1.42   1,228,624          0.12 1.60 - 2.60    66.53 - 68.13
                               2008     938,169 0.68 - 0.84     753,390          0.17 1.60 - 2.60 (49.11) - (48.57)
                               2007   1,543,165 1.33 - 1.64   2,443,108          0.16 1.60 - 2.60    16.12 - 17.30
MSF Barclays Capital Aggregate 2011  45,268,185 1.31 - 2.49 103,893,632          3.57 0.30 - 1.40      5.99 - 7.17
  Bond Index Subaccount        2010  51,647,712 1.24 - 2.35 111,235,771          3.84 0.30 - 1.40      4.57 - 5.75
  (Commenced 11/12/2007)       2009  62,894,452 1.18 - 2.24 124,909,151          6.40 0.30 - 1.40      3.69 - 4.85
                               2008  71,329,220 1.14 - 2.16 135,715,355          4.71 0.30 - 1.40      4.50 - 5.66
                               2007  85,048,945 1.09 - 2.06 154,016,372            -- 0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive       2011  95,805,405 0.57 - 1.57  90,389,497          0.22 0.30 - 2.70   (5.78) - (3.37)
  Growth Subaccount            2010 116,770,017 0.60 - 1.66 114,976,088            -- 0.30 - 2.70    12.16 - 14.83
                               2009 136,340,583 0.53 - 1.46 118,461,145          0.07 0.30 - 2.70    45.36 - 48.77
                               2008 154,809,818 0.36 - 1.00  91,555,768            -- 0.30 - 2.70 (47.24) - (45.92)
                               2007 185,128,306 0.68 - 1.87 206,830,312            -- 0.30 - 2.70   (0.56) - 19.69

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MSF BlackRock Bond Income      2011 185,391,674 1.06 - 2.03 250,881,660          3.98 0.30 - 2.75      3.53 - 6.25
  Subaccount                   2010 225,736,980 1.02 - 1.93 291,924,540          3.97 0.30 - 2.75      5.26 - 8.01
                               2009 254,242,025 0.97 - 1.81 310,155,879          6.84 0.30 - 2.75      5.70 - 9.11
                               2008 265,533,848 0.91 - 1.67 305,259,676          5.16 0.30 - 2.75   (9.43) - (3.72)
                               2007 316,222,898 1.04 - 1.75 388,189,298          3.22 0.30 - 2.70      1.11 - 6.01
MSF BlackRock Diversified      2011 105,534,840 1.05 - 2.53 241,546,529          2.45 0.30 - 2.65      0.87 - 3.44
  Subaccount                   2010 118,061,128 1.04 - 2.46 263,504,413          1.96 0.30 - 2.65      6.47 - 9.35
  (Commenced 4/30/2007)        2009 141,009,077 0.97 - 5.48 281,893,639          2.89 0.30 - 2.65    13.92 - 18.94
                               2008  68,632,597 0.86 - 1.96 122,906,726          2.82 0.30 - 2.65 (26.08) - (23.80)
                               2007  72,810,413 1.19 - 2.65 182,396,183            -- 0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap        2011  13,528,382 0.83 - 1.24  15,175,781          0.93 0.30 - 2.65    (0.64) - 1.81
  Value Subaccount             2010  15,747,692 0.84 - 1.21  17,609,264          0.86 0.30 - 2.65      6.10 - 8.59
  (Commenced 4/28/2008)        2009  18,388,146 0.79 - 1.12  19,257,470          1.36 0.30 - 2.65     8.19 - 10.69
                               2008  18,738,894 0.73 - 1.01  17,997,131            -- 0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large     2011 197,272,481 0.63 - 3.03 206,180,160          0.19 0.30 - 2.70  (11.49) - (9.26)
  Cap Growth Subaccount        2010 232,943,584 0.71 - 3.37 268,487,543          0.24 0.30 - 2.75    16.47 - 19.49
  (Commenced 4/28/2008)        2009 278,436,667 0.60 - 2.85 269,927,201            -- 0.30 - 2.75    28.38 - 30.51
                               2008       8,268        2.34      19,311            --        0.30           (34.82)
MSF BlackRock Money Market     2011 355,598,094 0.94 - 1.81 396,781,383            -- 0.30 - 2.85   (2.74) - (0.26)
  Subaccount                   2010 390,620,368 0.97 - 1.84 442,249,891          0.01 0.30 - 2.75    (2.77) - 0.55
                               2009 292,409,144 1.00 - 1.87 335,600,209          0.45 0.30 - 2.75    (2.34) - 0.09
                               2008 380,710,006 1.02 - 1.89 441,091,140          2.77 0.30 - 2.90    (0.10) - 3.28
                               2007 296,236,103 1.02 - 1.30 335,896,555          4.94 0.30 - 2.90      0.29 - 4.42
MSF Davis Venture Value        2011  96,387,852 0.85 - 1.46 110,626,783          0.48 0.30 - 2.70  (12.22) - (4.37)
  Subaccount                   2010  39,290,500 0.90 - 1.34  46,053,005          0.99 0.30 - 2.75     8.80 - 11.64
  (Commenced 4/28/2008)        2009  46,272,413 0.82 - 1.22  49,036,833          1.55 0.30 - 2.75    28.12 - 31.64
                               2008  50,458,028 0.63 - 0.94  41,210,080            -- 0.30 - 2.75 (38.81) - (37.72)
MSF FI Value Leaders           2011  63,384,285 0.81 - 1.56  75,345,632          1.05 0.30 - 2.65   (8.80) - (6.57)
  Subaccount                   2010  77,016,714 0.88 - 1.68  99,325,424          1.56 0.30 - 2.65    11.26 - 14.05
                               2009  90,780,311 0.79 - 1.49 103,755,815          2.82 0.30 - 2.65    18.31 - 21.34
                               2008 105,348,325 0.66 - 1.24 100,762,189          1.84 0.30 - 2.65 (40.60) - (39.17)
                               2007 122,428,834 1.11 - 2.07 196,125,953          0.85 0.30 - 2.65    (5.58) - 3.43
MSF Jennison Growth Subaccount 2011  60,489,570 0.53 - 1.48  43,819,251          0.11 0.30 - 2.60   (2.35) - (0.07)
  (Commenced 4/28/2008)        2010  76,713,717 0.54 - 1.50  56,595,399          0.46 0.30 - 2.60     8.51 - 10.94
                               2009  92,196,381 0.49 - 1.37  61,763,702          0.04 0.30 - 2.60    36.00 - 39.13
                               2008 110,066,602 0.36 - 1.00  52,990,327            -- 0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap    2011     421,875 2.86 - 3.35   1,346,982            -- 1.70 - 2.60   (2.22) - (1.35)
  Core Subaccount              2010     192,214 2.93 - 3.40     628,433            -- 1.70 - 2.60    23.94 - 25.06
  (Commenced 5/4/2009)         2009     123,912 2.40 - 2.72     325,388            -- 1.70 - 2.50    26.14 - 26.77
MSF Met/Artisan Mid Cap        2011     918,844 2.16 - 2.29   2,053,497          0.77 1.40 - 2.10      4.30 - 5.04
  Value Subaccount             2010   1,029,255 2.07 - 2.18   2,194,400            -- 1.40 - 2.10    14.63 - 15.44
  (Commenced 5/3/2010)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------- ------------- ------------- ----------- -------------------
MSF Met/Dimensional              2011      82,833 1.38 - 1.41       115,816          1.88 1.70 - 2.50 (18.35) - (17.63)
  International Small Company    2010      63,743 1.68 - 1.71       108,458          1.23 1.70 - 2.50    19.60 - 20.55
  Subaccount                     2009      53,278 1.41 - 1.42        75,431            -- 1.70 - 2.50    38.45 - 39.18
  (Commenced 5/4/2009)
MSF MetLife Conservative         2011  31,816,365 1.12 - 1.29    37,895,228          2.43 0.30 - 2.70      0.45 - 2.95
  Allocation Subaccount          2010  32,850,961 1.11 - 1.26    38,552,233          3.77 0.30 - 2.70      7.12 - 9.70
                                 2009  30,329,127 1.04 - 1.14    32,861,250          3.10 0.30 - 2.70    17.38 - 20.17
                                 2008  26,245,707 0.89 - 0.95    23,973,280          0.89 0.30 - 2.70 (16.65) - (14.70)
                                 2007  15,892,326 1.07 - 1.12    17,241,806            -- 0.30 - 2.50    (0.09) - 5.28
MSF MetLife Conservative to      2011  75,138,747 1.05 - 1.22    85,251,503          2.07 0.30 - 2.65    (1.60) - 0.75
  Moderate Allocation Subaccount 2010  81,246,395 1.06 - 1.21    92,534,789          3.47 0.30 - 2.65     8.59 - 11.14
                                 2009  86,062,934 0.98 - 1.09    89,073,057          3.32 0.30 - 2.50    20.61 - 23.27
                                 2008  89,863,744 0.82 - 0.88    76,216,690          1.12 0.30 - 2.50 (23.55) - (21.83)
                                 2007  93,106,882 1.07 - 1.13   102,041,214            -- 0.30 - 2.45    (1.10) - 4.55
MSF MetLife Mid Cap Stock        2011   6,867,767        1.10     7,567,180          0.93        1.25            (3.08)
  Index Subaccount               2010   6,949,687        1.14     7,903,300          1.00        1.25            24.67
                                 2009   6,859,089        0.91     6,254,414          1.77        1.25            35.31
                                 2008   6,459,837        0.67     4,353,823          1.37        1.25           (36.95)
                                 2007   5,333,803        1.07     5,703,436          0.72        1.25             6.37
MSF MetLife Moderate             2011 365,836,158 0.96 - 1.13   387,765,148          1.53 0.30 - 2.75   (4.00) - (1.65)
  Allocation Subaccount          2010 393,118,303 1.00 - 1.15   427,765,478          2.63 0.30 - 2.75    10.02 - 12.81
                                 2009 422,006,805 0.91 - 1.02   411,199,938          3.02 0.30 - 2.75    23.17 - 26.14
                                 2008 448,656,252 0.74 - 0.81   349,923,570          0.82 0.30 - 2.75 (30.60) - (28.80)
                                 2007 479,135,478 1.06 - 1.14   530,119,596            -- 0.30 - 2.70    (3.58) - 4.02
MSF MetLife Moderate to          2011 320,193,265 0.89 - 1.05   318,588,616          1.42 0.30 - 2.55   (6.22) - (4.01)
  Aggressive Allocation          2010 343,766,439 0.94 - 1.10   359,791,293          2.21 0.30 - 2.65    11.72 - 14.39
  Subaccount                     2009 385,002,457 0.85 - 0.96   356,369,177          2.58 0.30 - 2.65    25.71 - 28.72
                                 2008 401,062,441 0.67 - 0.75   290,979,056          0.62 0.30 - 2.65 (36.84) - (35.33)
                                 2007 442,105,761 1.07 - 1.15   499,873,765          0.02 0.30 - 2.60    (5.55) - 3.50
MSF MetLife Stock Index          2011 660,304,058 0.78 - 3.51   710,740,551          1.65 0.28 - 3.50    (1.73) - 1.51
  Subaccount                     2010 752,977,742 0.79 - 2.08   807,958,649          1.80 0.28 - 3.50    10.69 - 14.51
                                 2009 956,309,555 0.70 - 1.82   894,068,941          1.48 0.28 - 3.50    22.80 - 28.15
                                 2008 491,992,717 0.56 - 1.45   354,305,788          1.98 0.28 - 2.50 (38.82) - (37.32)
                                 2007 531,845,303 0.90 - 2.32   615,919,014          0.02 0.28 - 1.63    (1.67) - 3.87
MSF MFS Total Return             2011 300,786,307 0.90 - 2.86   499,287,986          2.65 0.30 - 2.75    (0.60) - 1.87
  Subaccount                     2010 365,263,272 0.90 - 2.83   594,788,580          2.94 0.30 - 2.75      6.82 - 9.55
                                 2009 424,517,109 0.85 - 2.61   636,362,549          4.24 0.30 - 2.75    15.10 - 18.01
                                 2008 485,162,845 0.74 - 2.23   625,319,073          3.54 0.30 - 2.90 (24.58) - (22.59)
                                 2007 592,318,130 0.97 - 2.90 1,001,081,924          2.00 0.30 - 2.90    (3.63) - 3.88
MSF MFS Value Subaccount         2011  48,193,344 1.11 - 1.58    63,956,024          1.61 0.30 - 2.70    (1.82) - 0.51
                                 2010  55,157,576 1.12 - 1.60    73,901,755          1.45 0.30 - 2.70     8.31 - 11.16
                                 2009  58,644,242 1.02 - 1.47    71,463,612            -- 0.30 - 2.70    17.51 - 20.39
                                 2008  62,480,214 0.86 - 1.25    64,279,938          1.88 0.30 - 2.70 (34.35) - (31.31)
                                 2007  61,212,759 1.31 - 1.89    95,032,956            -- 0.30 - 2.70    (2.29) - 6.94

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MSF Morgan Stanley EAFE      2011  35,199,957 0.78 - 1.87  56,199,006          2.51 0.30 - 1.60 (13.96) - (12.76)
  Index Subaccount           2010  39,250,929 0.91 - 2.16  72,320,627          2.90 0.30 - 1.60      6.56 - 7.83
                             2009  48,947,939 0.85 - 2.03  81,732,457          4.32 0.30 - 1.60    26.52 - 28.27
                             2008  52,994,262 0.68 - 1.59  69,092,998          3.03 0.30 - 1.60 (42.99) - (42.23)
                             2007  61,113,909 1.18 - 2.79 137,682,866          0.02 0.30 - 1.60    (1.47) - 9.29
MSF Neuberger Berman         2011      12,539 1.57 - 1.64      20,005            -- 1.70 - 2.10   (7.49) - (7.23)
  Genesis Subaccount
  (Commenced 5/2/2011)
MSF Neuberger Berman Mid     2011   9,296,818 1.04 - 2.21  14,451,092          0.81 1.40 - 2.60   (8.87) - (7.68)
  Cap Value Subaccount       2010  11,259,940 1.14 - 2.41  18,962,920          0.86 1.40 - 2.60    23.08 - 24.51
  (Commenced 4/30/2007)      2009  13,067,556 0.92 - 1.59  17,694,207          1.60 1.40 - 2.60    44.25 - 46.12
                             2008  15,069,022 0.64 - 1.09  13,966,556          0.88 1.40 - 2.60 (48.66) - (48.09)
                             2007  18,555,447 1.24 - 2.11  33,318,738            -- 1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global       2011 319,487,588 0.85 - 1.68 301,581,617          1.94 0.30 - 2.70  (10.84) - (8.68)
  Equity Subaccount          2010 355,293,700 0.96 - 1.86 371,423,984          1.52 0.30 - 2.70    12.45 - 16.53
                             2009 410,567,773 0.85 - 1.59 374,398,305          2.51 0.30 - 2.70    36.04 - 40.00
                             2008 448,654,570 0.62 - 1.15 295,841,010          2.07 0.30 - 2.75 (42.21) - (40.55)
                             2007 494,911,133 1.08 - 1.96 557,280,094          1.01 0.30 - 2.75    (3.86) - 6.12
MSF Russell 2000 Index       2011  37,289,119 1.25 - 2.83  93,301,295          1.08 0.30 - 1.65   (5.64) - (4.33)
  Subaccount                 2010  41,489,141 1.33 - 2.99 109,316,701          1.17 0.30 - 1.65    24.90 - 26.48
  (Commenced 4/30/2007)      2009  52,166,793 1.06 - 2.38 102,896,929          2.08 0.30 - 1.65    23.86 - 25.64
                             2008  54,971,926 0.86 - 1.92  87,292,343          1.30 0.30 - 1.65 (34.53) - (33.61)
                             2007  60,356,432 1.31 - 2.92 146,529,196            -- 0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap  2011  37,121,993 0.97 - 1.59  38,361,890            -- 0.30 - 2.65   (3.96) - (1.61)
  Growth Subaccount          2010  45,753,740 1.01 - 1.61  48,700,718          0.07 0.30 - 2.65    13.72 - 16.38
                             2009  53,594,235 0.89 - 1.39  49,610,845          0.34 0.30 - 2.65    39.25 - 42.59
                             2008  59,778,256 0.64 - 0.97  39,237,067          0.29 0.30 - 2.65 (43.53) - (42.18)
                             2007  64,027,839 1.13 - 1.16  73,516,561          0.20 1.17 - 2.60    (2.24) - 7.84
MSF T. Rowe Price Small Cap  2011  71,061,468 1.02 - 2.01  97,794,789            -- 0.30 - 2.65    (1.18) - 1.10
  Growth Subaccount          2010  76,912,938 1.03 - 2.00 105,806,004            -- 0.30 - 2.65    31.04 - 34.21
  (Commenced 4/28/2008)      2009  84,858,983 0.79 - 1.49  87,765,568          0.06 0.30 - 2.65    34.93 - 38.25
                             2008  91,237,701 0.58 - 1.08  69,058,943            -- 0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset            2011  39,676,652 1.11 - 2.65  59,620,518          0.87 1.17 - 2.60      0.69 - 4.89
  Management Strategic Bond  2010   3,494,208 2.29 - 2.52   8,424,280          6.37 1.17 - 1.45    11.08 - 11.45
  Opportunities Subaccount   2009   3,762,287 2.06 - 2.27   8,142,474          6.88 1.17 - 1.45    30.34 - 30.64
                             2008   4,192,426 1.58 - 1.74   6,937,973          4.25 1.17 - 1.45 (16.23) - (15.99)
                             2007   4,659,891 1.89 - 2.07   9,169,920          2.79 1.17 - 1.45      2.50 - 2.78
MSF Western Asset            2011 101,794,264 1.07 - 2.53 148,935,292          1.53 0.15 - 2.45      2.95 - 5.33
  Management U.S. Government 2010 125,335,567 1.04 - 2.42 173,254,111          2.75 0.15 - 2.45      3.23 - 5.63
  Subaccount                 2009 140,576,689 1.00 - 2.31 185,790,047          4.76 0.15 - 2.45      1.78 - 4.15
                             2008 165,146,188 1.01 - 2.24 209,916,401          3.03 0.15 - 2.45   (2.77) - (0.45)
                             2007  85,176,942 1.03 - 2.28 135,725,343          2.75 0.15 - 2.45      0.83 - 4.21

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Pioneer VCT Cullen Value       2011  10,856,888 0.94 - 1.02  10,766,616          0.73 1.50 - 2.75   (6.23) - (5.04)
  Subaccount                   2010  13,452,820 1.01 - 1.07  14,111,087          0.59 1.50 - 2.75      6.31 - 7.64
                               2009  14,948,808 0.94 - 1.00  14,626,585          0.78 1.50 - 2.75    12.54 - 14.01
                               2008  14,609,008 0.84 - 0.87  12,564,364          1.38 1.50 - 2.75 (34.39) - (33.56)
                               2007  15,163,835 1.27 - 1.32  19,730,517          0.81 1.50 - 2.75    (3.44) - 4.79
Pioneer VCT Emerging           2011   6,504,758 1.39 - 2.69  15,409,987            -- 1.50 - 2.75 (25.68) - (24.74)
  Markets Subaccount           2010   8,376,046 1.86 - 3.58  26,221,434          0.31 1.50 - 2.75    12.48 - 13.89
                               2009   9,315,020 1.65 - 3.15  25,836,006          0.89 1.50 - 2.75    69.34 - 71.42
                               2008   8,306,485 0.97 - 1.84  13,714,981          0.09 1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.38 - 4.47  37,020,827          0.34 1.50 - 2.75     3.09 - 41.66
Pioneer VCT Equity Income      2011  12,775,811 1.13 - 1.60  19,180,928          1.99 1.50 - 2.60      3.05 - 4.17
  Subaccount                   2010  14,712,580 1.09 - 1.53  21,292,601          2.05 1.50 - 2.60    16.21 - 17.49
                               2009  16,094,477 0.91 - 1.31  19,818,006          3.08 1.50 - 2.60    10.96 - 12.19
                               2008  18,907,498 0.82 - 1.17  20,833,195          2.58 1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.20 - 1.70  36,147,512          2.30 1.50 - 2.60   (9.22) - (0.96)
Pioneer VCT Ibbotson Growth    2011 206,818,842 0.93 - 1.11 217,767,479          1.96 1.50 - 2.90   (6.07) - (4.73)
  Allocation Subaccount        2010 221,599,749 0.99 - 1.16 246,699,062          1.91 1.50 - 2.90    11.41 - 13.12
                               2009 235,330,904 0.89 - 1.03 233,598,663          2.51 1.50 - 2.90    28.97 - 30.66
                               2008 241,041,098 0.69 - 0.79 184,451,666          2.24 1.50 - 2.90 (37.01) - (36.04)
                               2007 211,130,637 1.09 - 1.23 254,649,449          1.01 1.50 - 2.90    (5.52) - 4.06
Pioneer VCT Ibbotson Moderate  2011 107,898,072 0.97 - 1.13 116,552,439          2.52 1.50 - 2.90   (4.91) - (3.49)
  Allocation Subaccount        2010 119,014,176 1.02 - 1.18 134,202,065          2.54 1.50 - 2.90    10.65 - 12.23
                               2009 127,523,679 0.92 - 1.05 129,177,322          3.43 1.50 - 2.90    27.74 - 29.49
                               2008 131,739,676 0.72 - 0.81 103,808,691          2.90 1.50 - 2.90 (33.09) - (32.13)
                               2007 128,084,206 1.08 - 1.19 149,880,953          1.00 1.50 - 2.90    (3.28) - 4.10
Pioneer VCT Mid Cap Value      2011  21,724,375 1.10 - 1.67  32,437,470          0.65 1.40 - 2.75   (8.38) - (7.15)
  Subaccount                   2010  27,106,926 1.21 - 1.80  43,769,962          0.89 1.40 - 2.75    14.65 - 16.27
                               2009  31,686,148 0.95 - 1.55  43,949,273          1.29 1.40 - 2.75    21.93 - 23.45
                               2008  36,082,317 0.77 - 1.26  40,897,724          0.87 1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338 1.19 - 1.93  74,924,012          0.57 1.40 - 2.75      2.45 - 3.86
Pioneer VCT Real Estate Shares 2011   6,712,774 1.34 - 2.19  13,366,638          2.18 1.50 - 2.60      6.90 - 8.11
  Subaccount                   2010   8,080,999 1.24 - 2.03  15,025,737          2.45 1.50 - 2.60    25.25 - 26.68
                               2009   8,382,574 0.96 - 1.60  12,313,902          4.45 1.50 - 2.60    28.17 - 29.57
                               2008   8,720,284 0.75 - 1.24  10,025,395          3.91 1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836 1.24 - 2.04  18,378,703          2.53 1.50 - 2.60  (29.06) - (6.17)
UIF Growth Subaccount          2011   6,391,312 0.82 - 1.72   7,349,810          0.11 1.40 - 2.60   (5.22) - (4.13)
                               2010   7,852,817 0.86 - 1.81   9,543,702          0.12 1.40 - 2.60    19.72 - 21.27
                               2009   9,106,525 0.71 - 1.50   9,168,364            -- 1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955 0.44 - 0.92   6,578,629          0.19 1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589 0.88 - 1.85  16,896,083            -- 1.40 - 2.60   (4.56) - 20.24
UIF U.S. Real Estate           2011  11,698,765 1.31 - 1.36  15,642,002          0.84 1.40 - 1.90      3.96 - 4.46
  Subaccount                   2010  16,338,780 1.26 - 1.30  20,965,294          2.17 1.40 - 1.90    27.45 - 28.11
                               2009  20,079,803 0.99 - 1.01  20,149,396          3.29 1.40 - 1.90    25.92 - 26.59
                               2008  21,716,459 0.79 - 0.80  17,256,470          3.42 1.40 - 1.90 (39.04) - (38.76)
                               2007  25,452,950 1.29 - 1.31  33,106,666          1.14 1.40 - 1.90   (18.65) - 0.00

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                              -------------------------------- ---------------------------------------------
                                                                              EXPENSE(2)         TOTAL(3)
                                         UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                          LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                  UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                              --------- ----------- ---------- ------------- ----------- -------------------
Wells Fargo VT Small Cap 2011 2,074,209 1.36 - 2.09  3,218,582          0.65 0.30 - 1.85   (8.95) - (7.58)
  Value Subaccount       2010 2,391,673 1.48 - 2.27  4,028,620          1.51 0.30 - 1.85    15.16 - 16.95
                         2009 2,853,960 1.28 - 1.95  4,195,513          1.23 0.30 - 1.85    57.11 - 59.59
                         2008 2,939,820 0.81 - 1.22  2,659,523            -- 0.30 - 1.85 (45.53) - (44.70)
                         2007 3,380,492 1.48 - 2.22  5,618,575          0.02 0.30 - 1.85   (9.07) - (1.29)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

ITEM 8.FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                                                                  PAGE
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................   F-2
Financial Statements at December 31, 2011 and 2010 and for the Years Ended December 31, 2011,
  2010, and 2009:
 Consolidated Balance Sheets.....................................................................   F-3
 Consolidated Statements of Operations...........................................................   F-4
 Consolidated Statements of Stockholders' Equity.................................................   F-5
 Consolidated Statements of Cash Flows...........................................................   F-6
 Notes to the Consolidated Financial Statements..................................................   F-7
Financial Statement Schedules at December 31, 2011 and 2010 and for the Years Ended December 31,
  2011, 2010, and 2009:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.. F-138
 Schedule II -- Condensed Financial Information of Registrant.................................... F-139
 Schedule III -- Consolidated Supplementary Insurance Information................................ F-143
 Schedule IV -- Consolidated Reinsurance......................................................... F-145

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2012

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                            2011       2010
                                                         ---------- ----------
 ASSETS
 Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $44,215 and
   $44,132, respectively)............................... $   47,781 $   44,924
  Equity securities available-for-sale, at estimated
   fair value (cost: $295 and $427, respectively).......        252        405
  Other securities, at estimated fair value.............      3,665      2,247
  Mortgage loans (net of valuation allowances of $61
   and $87, respectively; includes $3,138 and $6,840,
   respectively, at estimated fair value, relating to
   variable interest entities)..........................      9,800     12,730
  Policy loans..........................................      1,203      1,190
  Real estate and real estate joint ventures............        503        501
  Other limited partnership interests...................      1,696      1,538
  Short-term investments, principally at estimated fair
   value................................................      2,578      1,235
  Other invested assets, principally at estimated fair
   value................................................      3,373      1,716
                                                         ---------- ----------
   Total investments....................................     70,851     66,486
 Cash and cash equivalents, principally at estimated
  fair value............................................        745      1,928
 Accrued investment income (includes $14 and $31,
  respectively, relating to variable interest entities).        568        559
 Premiums, reinsurance and other receivables............     20,223     17,008
 Deferred policy acquisition costs and value of
  business acquired.....................................      4,876      5,099
 Current income tax recoverable.........................        140         38
 Deferred income tax assets.............................         --        356
 Goodwill...............................................        953        953
 Other assets...........................................        856        839
 Separate account assets................................     72,559     61,619
                                                         ---------- ----------
   Total assets......................................... $  171,771 $  154,885
                                                         ========== ==========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 LIABILITIES
 Future policy benefits................................. $   25,483 $   23,198
 Policyholder account balances..........................     42,075     39,291
 Other policy-related balances..........................      2,989      2,652
 Payables for collateral under securities loaned and
  other transactions....................................      8,079      8,103
 Long-term debt (includes $3,065 and $6,773,
  respectively, at estimated fair value, relating to
  variable interest entities)...........................      3,857      7,568
 Deferred income tax liability..........................      1,172         --
 Other liabilities (includes $14 and $31, respectively,
  relating to variable interest entities)...............      5,384      4,503
 Separate account liabilities...........................     72,559     61,619
                                                         ---------- ----------
   Total liabilities....................................    161,598    146,934
                                                         ---------- ----------
 CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
 STOCKHOLDERS' EQUITY
 Common stock, par value $2.50 per share; 40,000,000
  shares authorized; 34,595,317 shares issued and
  outstanding at December 31, 2011 and 2010.............         86         86
 Additional paid-in capital.............................      6,673      6,719
 Retained earnings......................................      1,657        934
 Accumulated other comprehensive income (loss)..........      1,757        212
                                                         ---------- ----------
   Total stockholders' equity...........................     10,173      7,951
                                                         ---------- ----------
   Total liabilities and stockholders' equity........... $  171,771 $  154,885
                                                         ========== ==========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                              2011      2010      2009
                                                                            --------  --------  --------
REVENUES
Premiums................................................................... $  1,828  $  1,067  $  1,312
Universal life and investment-type product policy fees.....................    1,956     1,639     1,380
Net investment income......................................................    3,083     3,157     2,335
Other revenues.............................................................      508       503       598
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (42)     (103)     (552)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (5)       53       165
 Other net investment gains (losses).......................................       82       200      (448)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       35       150      (835)
 Net derivative gains (losses).............................................    1,119        58    (1,031)
                                                                            --------  --------  --------
     Total revenues........................................................    8,529     6,574     3,759
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................    2,660     1,905     2,065
Interest credited to policyholder account balances.........................    1,189     1,271     1,301
Other expenses.............................................................    2,919     2,321     1,207
                                                                            --------  --------  --------
     Total expenses........................................................    6,768     5,497     4,573
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,761     1,077      (814)
Provision for income tax expense (benefit).................................      521       320      (368)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                    -------------------------------------------
                                                                                                     FOREIGN
                                             ADDITIONAL             NET UNREALIZED   OTHER-THAN-     CURRENCY
                                      COMMON  PAID-IN    RETAINED     INVESTMENT      TEMPORARY    TRANSLATION     TOTAL
                                       STOCK   CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   ADJUSTMENTS    EQUITY
                                      ------ ----------  ---------  ---------------  ------------  ------------  ---------
Balance at December 31, 2008.........  $  86   $  6,719   $    965        $  (2,682)       $   --       $  (154) $   4,934
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                           22                            (22)                      --
Comprehensive income (loss):
 Net loss............................                         (446)                                                   (446)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (14)                                   (14)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         2,103           (61)                   2,042
   Foreign currency translation
    adjustments, net of income tax...                                                                        45         45
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                2,073
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,627
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2009.........     86      6,719        541             (593)          (83)         (109)     6,561
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                          (34)              23            11                       --
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at January 1, 2010...........     86      6,719        507             (570)          (72)         (109)     6,561
Dividend paid to MetLife.............                         (330)                                                   (330)
Comprehensive income (loss):
 Net income..........................                          757                                                     757
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (70)                                   (70)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,028            21                    1,049
   Foreign currency translation
    adjustments, net of income tax...                                                                       (16)       (16)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                  963
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,720
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2010.........     86      6,719        934              388           (51)         (125)     7,951
Dividend paid to MetLife.............                         (517)                                                   (517)
Capital contribution.................                 1                                                                  1
Return of capital (Note 12)..........               (47)                                                               (47)
Comprehensive income (loss):
 Net income..........................                        1,240                                                   1,240
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           225                                    225
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,356           (23)                   1,333
   Foreign currency translation
    adjustments, net of income tax...                                                                       (13)       (13)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                1,545
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                2,785
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2011.........  $  86   $  6,673   $  1,657        $   1,969        $  (74)      $  (138) $  10,173
                                       =====   ========   ========        =========        ======       =======  =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                               2011        2010        2009
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $     1,240  $      757  $     (446)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses..................................................          37          41          29
  Amortization of premiums and accretion of discounts associated with investments, net....        (152)       (259)       (198)
  (Gains) losses on investments and derivatives and from sales of businesses, net.........      (1,183)       (300)      1,866
  (Income) loss from equity method investments, net of dividends or distributions.........         (23)        (39)        130
  Interest credited to policyholder account balances......................................       1,189       1,271       1,301
  Universal life and investment-type product policy fees..................................      (1,956)     (1,639)     (1,380)
  Change in other securities..............................................................      (1,483)     (1,199)       (597)
  Change in accrued investment income.....................................................          51          31         (29)
  Change in premiums, reinsurance and other receivables...................................      (1,288)     (3,284)     (2,307)
  Change in deferred policy acquisition costs, net........................................        (182)       (138)       (559)
  Change in income tax recoverable (payable)..............................................         565         208        (303)
  Change in other assets..................................................................       1,386       1,041         449
  Change in insurance-related liabilities and policy-related balances.....................       2,307       1,952       1,648
  Change in other liabilities.............................................................         406       2,072        (166)
  Other, net..............................................................................          30           3          --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) operating activities.......................................         944         518        (562)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
   Fixed maturity securities..............................................................      17,348      17,748      13,076
   Equity securities......................................................................         168         131         141
   Mortgage loans.........................................................................         993         964         444
   Real estate and real estate joint ventures.............................................          26          18           4
   Other limited partnership interests....................................................         256         123         142
  Purchases of:
   Fixed maturity securities..............................................................     (17,439)    (19,342)    (16,192)
   Equity securities......................................................................         (27)        (39)        (74)
   Mortgage loans.........................................................................      (1,357)     (1,468)       (783)
   Real estate and real estate joint ventures.............................................         (72)       (117)        (31)
   Other limited partnership interests....................................................        (378)       (363)       (203)
  Cash received in connection with freestanding derivatives...............................         397          97         239
  Cash paid in connection with freestanding derivatives...................................        (478)       (155)       (449)
  Issuances of loans to affiliates........................................................        (430)         --          --
  Net change in policy loans..............................................................         (13)         (1)          3
  Net change in short-term investments....................................................      (1,347)        554       1,445
  Net change in other invested assets.....................................................         (22)       (194)         16
  Other, net..............................................................................           1          --          (2)
                                                                                           -----------  ----------  ----------
Net cash used in investing activities.....................................................      (2,374)     (2,044)     (2,224)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................      20,496      24,910      20,783
  Withdrawals.............................................................................     (19,404)    (23,700)    (20,067)
Net change in payables for collateral under securities loaned and other transactions......         (24)        934        (702)
Net change in short-term debt.............................................................          --          --        (300)
Long-term debt repaid.....................................................................        (385)       (878)         --
Financing element on certain derivative instruments.......................................         129         (44)        (53)
Return of capital.........................................................................         (47)         --          --
Dividends on common stock.................................................................        (517)       (330)         --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) financing activities.......................................         248         892        (339)
                                                                                           -----------  ----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.          (1)        (12)         43
                                                                                           -----------  ----------  ----------
Change in cash and cash equivalents.......................................................      (1,183)       (646)     (3,082)
Cash and cash equivalents, beginning of year..............................................       1,928       2,574       5,656
                                                                                           -----------  ----------  ----------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $       745  $    1,928  $    2,574
                                                                                           ===========  ==========  ==========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:.............................................
  Interest................................................................................ $       406  $      479  $       73
                                                                                           ===========  ==========  ==========
  Income tax.............................................................................. $       (47) $      122  $      (63)
                                                                                           ===========  ==========  ==========
Non-cash transactions during the year:....................................................
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $         5  $       28  $       --
                                                                                           ===========  ==========  ==========
  Long-term debt issued in exchange for certain other invested assets..................... $        --  $       45  $       --
                                                                                           ===========  ==========  ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

   Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

   Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

   The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale."

   Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
(ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

   With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

   Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

   The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

   (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

   The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

   In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances ("PABs") through interest credited to policyholder account balances. Changes in estimated fair value of these other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

   Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

      Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

   Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

   Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships and investments in insurance enterprise joint ventures.

   Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

   Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method.

   Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

   Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

   The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

   For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits; and
(ii) in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2011 and 2010.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $153 million and $131 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $83 million and $67 million at December 31, 2011 and 2010, respectively. Related amortization expense was $17 million, $25 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value (with or without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 6 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and PABs

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

   Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 10% of gross life insurance premiums for the year ended December 31, 2011.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   PABs relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 10%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues, directly and through assumed reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e.,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities and policyholder dividends due and unpaid.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

   The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million --
U.S. corporate securities and $13 million -- CMBS. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220):

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate - a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, Other Assets and Deferred Costs--Capitalized Advertising Costs, are met. As a result, certain direct marketing, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $650 million to $750 million and total equity will be reduced by approximately $450 million to $500 million, net of income tax, as of the date of adoption.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                            ----------------------------------------------------
                                                          GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI  ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES FAIR VALUE  TOTAL
                                            --------- -------- --------- ------ ---------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  16,018 $  1,550    $  229 $   --  $  17,339  36.3 %
Foreign corporate securities...............     7,958      649       114     --      8,493  17.8
U.S. Treasury and agency securities........     6,832    1,217         1     --      8,048  16.8
RMBS.......................................     6,478      330       189    125      6,494  13.6
CMBS.......................................     2,128      115        16     --      2,227   4.7
State and political subdivision securities.     1,891      222        58     --      2,055   4.3
ABS........................................     1,875       45        42     --      1,878   3.9
Foreign government securities..............     1,035      215         3     --      1,247   2.6
                                            --------- --------    ------ ------  --------- -----
 Total fixed maturity securities........... $  44,215 $  4,343    $  652 $  125  $  47,781 100.0 %
                                            ========= ========    ====== ======  ========= =====
EQUITY SECURITIES:
Common stock............................... $     148 $     11    $   13 $   --  $     146  57.9 %
Non-redeemable preferred stock.............       147        3        44     --        106  42.1
                                            --------- --------    ------ ------  --------- -----
 Total equity securities................... $     295 $     14    $   57 $   --  $     252 100.0 %
                                            ========= ========    ====== ======  ========= =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2010
                                            -----------------------------------------------------
                                                           GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI   ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES  FAIR VALUE  TOTAL
                                            --------- -------- --------- ------  ---------- -----
                                                                 (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  14,860 $    816  $    302  $  --   $  15,374  34.2 %
Foreign corporate securities...............     8,095      502       127     --       8,470  18.8
U.S. Treasury and agency securities........     7,665      143       132     --       7,676  17.1
RMBS.......................................     7,101      203       260     88       6,956  15.5
CMBS.......................................     2,203      113        39     --       2,277   5.1
State and political subdivision securities.     1,755       22       131     --       1,646   3.7
ABS (1)....................................     1,629       44        53     (2)      1,622   3.6
Foreign government securities..............       824       81         2     --         903   2.0
                                            --------- --------  --------  -----   --------- -----
 Total fixed maturity securities........... $  44,132 $  1,924  $  1,046  $  86   $  44,924 100.0 %
                                            ========= ========  ========  =====   ========= =====
EQUITY SECURITIES:
Common stock............................... $     121 $     17  $      1  $  --   $     137  33.8 %
Non-redeemable preferred stock.............       306        9        47     --         268  66.2
                                            --------- --------  --------  -----   --------- -----
 Total equity securities................... $     427 $     26  $     48  $  --   $     405 100.0 %
                                            ========= ========  ========  =====   ========= =====

--------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  8,048  $  7,676
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $  2,186  $    935
 Cash equivalents............................................. $    108  $  1,287

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                      DECEMBER 31,
                                        -----------------------------------------
                                                2011                 2010
                                        -------------------- --------------------
                                        AMORTIZED ESTIMATED  AMORTIZED ESTIMATED
                                          COST    FAIR VALUE   COST    FAIR VALUE
                                        --------- ---------- --------- ----------
                                                      (IN MILLIONS)
Due in one year or less................ $   2,946  $   2,970 $   1,874  $   1,889
Due after one year through five years..     8,648      9,022     9,340      9,672
Due after five years through ten years.     7,905      8,606     7,829      8,333
Due after ten years....................    14,235     16,584    14,156     14,175
                                        ---------  --------- ---------  ---------
 Subtotal..............................    33,734     37,182    33,199     34,069
RMBS, CMBS and ABS.....................    10,481     10,599    10,933     10,855
                                        ---------  --------- ---------  ---------
 Total fixed maturity securities....... $  44,215  $  47,781 $  44,132  $  44,924
                                        =========  ========= =========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                             YEARS ENDED DECEMBER 31,
                                                                           ---------------------------
                                                                             2011     2010      2009
                                                                           --------  ------  ---------
                                                                                  (IN MILLIONS)
Fixed maturity securities................................................. $  3,690  $  878  $  (1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (125)    (86)      (141)
                                                                           --------  ------  ---------
   Total fixed maturity securities........................................    3,565     792     (1,160)
Equity securities.........................................................      (41)    (21)       (35)
Derivatives...............................................................      239    (109)        (4)
Short-term investments....................................................       (2)     (2)       (10)
Other.....................................................................       (5)     (3)        (3)
                                                                           --------  ------  ---------
   Subtotal...............................................................    3,756     657     (1,212)
                                                                           --------  ------  ---------
Amounts allocated from:
 Insurance liability loss recognition.....................................     (325)    (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................        9       5         12
 DAC and VOBA.............................................................     (532)   (126)       151
                                                                           --------  ------  ---------
   Subtotal...............................................................     (848)   (154)       163
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       42      30         46
Deferred income tax benefit (expense).....................................   (1,055)   (196)       327
                                                                           --------  ------  ---------
Net unrealized investment gains (losses).................................. $  1,895  $  337  $    (676)
                                                                           ========  ======  =========

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                           DECEMBER 31,
                                                        -----------------
                                                          2011      2010
                                                        --------  -------
                                                          (IN MILLIONS)
     Balance, beginning of period...................... $    (86) $  (141)
     Noncredit OTTI losses recognized (1)..............        5      (53)
     Transferred to retained earnings (2)..............       --       16
     Securities sold with previous noncredit OTTI loss.       26       28
     Subsequent changes in estimated fair value........      (70)      64
                                                        --------  -------
     Balance, end of period............................ $  (125)  $   (86)
                                                        ========  =======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.

(2)Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in
   Note 1.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                         -----------------------------
                                                                           2011      2010       2009
                                                                         --------  --------  ---------
                                                                                 (IN MILLIONS)
Balance, beginning of period............................................ $    337  $   (676) $  (2,682)
Cumulative effect of change in accounting principles, net of income tax.       --        34        (22)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................      (39)       39       (105)
Unrealized investment gains (losses) during the year....................    3,138     1,778      3,974
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     (292)      (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        4        (7)        10
 DAC and VOBA...........................................................     (406)     (277)      (765)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........       12       (11)        34
Deferred income tax benefit (expense)...................................     (859)     (510)    (1,120)
                                                                         --------  --------  ---------
Balance, end of period.................................................. $  1,895  $    337  $    (676)
                                                                         ========  ========  =========
Change in net unrealized investment gains (losses)...................... $  1,558  $  1,013  $   2,006
                                                                         ========  ========  =========

CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        DECEMBER 31, 2011
                                                  --------------------------------------------------------------
                                                                       EQUAL TO OR GREATER
                                                  LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                                  -------------------- -------------------- --------------------
                                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                    VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                                  --------- ---------- --------- ---------- --------- ----------
                                                            (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........................  $  1,699     $   71  $    786    $   158  $  2,485    $   229
Foreign corporate securities.....................     1,213         68       162         46     1,375        114
U.S. Treasury and agency securities..............       118         --        20          1       138          1
RMBS.............................................       784        114       972        200     1,756        314
CMBS.............................................       152          4       111         12       263         16
State and political subdivision securities.......         6         --       367         58       373         58
ABS..............................................       803         12       261         30     1,064         42
Foreign government securities....................        70          3         4         --        74          3
                                                   --------     ------  --------    -------  --------    -------
 Total fixed maturity securities.................  $  4,845     $  272  $  2,683    $   505  $  7,528    $   777
                                                   ========     ======  ========    =======  ========    =======
EQUITY SECURITIES:
Common stock.....................................  $     35     $   13  $     --    $    --  $     35    $    13
Non-redeemable preferred stock...................        32         16        59         28        91         44
                                                   --------     ------  --------    -------  --------    -------
 Total equity securities.........................  $     67     $   29  $     59    $    28  $    126    $    57
                                                   ========     ======  ========    =======  ========    =======
Total number of securities in an unrealized loss
  position.......................................       808                  479
                                                   ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  1,956     $   56  $  1,800    $   246 $   3,756   $    302
Foreign corporate securities................       727         24       816        103     1,543        127
U.S. Treasury and agency securities.........     2,857        113        85         19     2,942        132
RMBS........................................     2,235         62     1,606        286     3,841        348
CMBS........................................        68          1       237         38       305         39
State and political subdivision securities..       716         36       352         95     1,068        131
ABS.........................................       238          2       352         49       590         51
Foreign government securities...............        49          1         9          1        58          2
                                              --------     ------  --------    ------- ---------   --------
 Total fixed maturity securities............  $  8,846     $  295  $  5,257    $   837 $  14,103   $  1,132
                                              ========     ======  ========    ======= =========   ========
EQUITY SECURITIES:
Common stock................................  $      9     $    1  $     --    $    -- $       9   $      1
Non-redeemable preferred stock..............        26          5       187         42       213         47
                                              --------     ------  --------    ------- ---------   --------
 Total equity securities....................  $     35     $    6  $    187    $    42 $     222   $     48
                                              ========     ======  ========    ======= =========   ========
Total number of securities in an unrealized
  loss position.............................       759                  637
                                              ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------   --------   ---------     ------    ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................  $  4,205   $    762      $  137     $  213          652       81
Six months or greater but less than nine
  months....................................       507        137          36         42           91       13
Nine months or greater but less than twelve
  months....................................       131         24           8          6           21        4
Twelve months or greater....................     2,180        359         197        138          373       40
                                              --------     --------    ------       ------
 Total......................................  $  7,023   $  1,282      $  378     $  399
                                              ========     ========    ======       ======
Percentage of amortized cost................                                5%        31%
                                                                       ======       ======
EQUITY SECURITIES:
Less than six months........................  $     59   $     85      $    6     $   42           17       11
Six months or greater but less than nine
  months....................................        --         --          --         --           --       --
Nine months or greater but less than twelve
  months....................................         8         --           1         --            1       --
Twelve months or greater....................        14         17           1          7            6        4
                                              --------     --------    ------       ------
 Total......................................  $     81   $    102      $    8     $   49
                                              ========     ========    ======       ======
Percentage of cost..........................                               10%        48%
                                                                       ======       ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                            DECEMBER 31, 2010
                                          ------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ---------------------   --------------------
                                          LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                             20%        MORE        20%         MORE        20%       MORE
                                          ---------   --------   ---------     ------    ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................... $   8,882   $    439      $  268     $  109          686       43
Six months or greater but less than nine
  months.................................       152         40           6         13           30       10
Nine months or greater but less than
  twelve months..........................        48         25           2         11           11        3
Twelve months or greater.................     4,768        881         450        273          475      101
                                            ---------   --------    ------       ------
 Total................................... $  13,850   $  1,385      $  726     $  406
                                            =========   ========    ======       ======
Percentage of amortized cost.............                                5%        29%
                                                                    ======       ======
EQUITY SECURITIES:
Less than six months..................... $      31   $     30      $    4     $    7            8       12
Six months or greater but less than nine
  months.................................        --          3          --          1           --        1
Nine months or greater but less than
  twelve months..........................         5          7          --          2            1        1
Twelve months or greater.................       150         44          18         16           12        5
                                            ---------   --------    ------       ------
 Total................................... $     186   $     84      $   22     $   26
                                            =========   ========    ======       ======
Percentage of cost.......................                               12%        31%
                                                                    ======       ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                    -----------------
                                                       2011      2010
                                                    -------   -------
        SECTOR:
        RMBS.......................................      38 %      30 %
        U.S. corporate securities..................      27        26
        Foreign corporate securities...............      14        11
        State and political subdivision securities.       7        11
        ABS........................................       5         4
        CMBS.......................................       2         3
        U.S. Treasury and agency securities........      --        11
        Other......................................       7         4
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======
        INDUSTRY:
        Mortgage-backed............................      40 %      33 %
        Finance....................................      24        19
        State and political subdivision securities.       7        11
        Consumer...................................       7         5
        Asset-backed...............................       5         4
        Communications.............................       4         2
        Utility....................................       3         3
        Industrial.................................       1         1
        U.S. Treasury and agency securities........      --        11
        Other......................................       9        11
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                    DECEMBER 31,
                                             ---------------------------------------------------------
                                                         2011                          2010
                                             ---------------------------   ---------------------------
                                             FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                               SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                             --------------   ----------   --------------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................              9            1               15           --
Total gross unrealized losses...............   $        152      $    12     $        210      $    --
Percentage of total gross unrealized losses.             20 %         22 %             19 %         -- %

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended
December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                             NON-REDEEMABLE PREFERRED STOCK
                               -----------------------------------------------------------------------------------------
                                    ALL TYPES OF                                INVESTMENT GRADE
                    ALL EQUITY     NON-REDEEMABLE      -----------------------------------------------------------------
                    SECURITIES     PREFERRED STOCK             ALL INDUSTRIES             FINANCIAL SERVICES INDUSTRY
                    ---------- ---------------------   -----------------------------  ----------------------------------
                      GROSS      GROSS     % OF ALL        GROSS        % OF ALL          GROSS                   % A
                    UNREALIZED UNREALIZED   EQUITY      UNREALIZED   NON-REDEEMABLE    UNREALIZED    % OF ALL   RATED OR
                      LOSSES     LOSSES   SECURITIES      LOSSES     PREFERRED STOCK     LOSSES     INDUSTRIES   BETTER
                    ---------- ---------- ----------   ------------- ---------------  ------------- ----------  --------
                              (IN MILLIONS)            (IN MILLIONS)                  (IN MILLIONS)
Less than six
  months...........   $     42   $     34        81 %      $      11             32 %      $     11       100 %      73 %
Six months or
  greater but less
  than twelve
  months...........         --         --        -- %             --             -- %            --        -- %      -- %
Twelve months
  or greater.......          7          7        100 %             7            100 %             7       100 %      29 %
                      --------   --------                  ---------                       --------
All equity
  securities with
  gross
  unrealized
  losses of 20%
  or more..........   $     49   $     41        84 %      $      18             44 %      $     18       100 %      56 %
                      ========   ========                  =========                       ========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


OTHER SECURITIES

   The table below presents certain information about the Company's other securities.

                                                            DECEMBER 31,
                                                        ---------------------
                                                           2011       2010
                                                        ---------- ----------
                                                            (IN MILLIONS)
   FVO general account securities...................... $       49 $        7
   FVO contractholder-directed unit-linked investments.      3,616      2,240
                                                        ---------- ----------
    Total other securities -- at estimated fair value.. $    3,665 $    2,247
                                                        ========== ==========

   See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See "-- Net Investment Income" for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                           2011     2010       2009
                                                                         -------  --------  ---------
                                                                                 (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................ $   (42) $   (103) $    (552)
Less: Noncredit portion of OTTI losses transferred to and recognized in
  other comprehensive income (loss).....................................      (5)       53        165
                                                                         -------  --------  ---------
 Net OTTI losses on fixed maturity securities recognized in
   earnings.............................................................     (47)      (50)      (387)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals............................................................      81       123       (115)
                                                                         -------  --------  ---------
   Total gains (losses) on fixed maturity securities....................      34        73       (502)
Other net investment gains (losses):
 Equity securities......................................................     (21)       28       (119)
 Mortgage loans.........................................................      26       (18)       (32)
 Real estate and real estate joint ventures.............................      (1)      (21)       (61)
 Other limited partnership interests....................................      (5)      (13)       (72)
 Other investment portfolio gains (losses)..............................      (9)       10          4
                                                                         -------  --------  ---------
     Subtotal -- investment portfolio gains (losses)....................      24        59       (782)
FVO CSEs -- changes in estimated fair value:
 Commercial mortgage loans..............................................     (84)      758         --
 Long-term debt -- related to commercial mortgage loans.................      93      (734)        --
 Other gains (losses)...................................................       2        67        (53)
                                                                         -------  --------  ---------
     Subtotal FVO CSEs and other gains (losses).........................      11        91        (53)
                                                                         -------  --------  ---------
       Total net investment gains (losses).............................. $    35  $    150  $    (835)
                                                                         =======  ========  =========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                          YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                       ------------------------------  ------------------------ ------------------------------
                          2011       2010      2009     2011    2010     2009      2011       2010      2009
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
                          FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                       ------------------------------  -----------------------  ------------------------------
                                                            (IN MILLIONS)
Proceeds.............. $  11,634  $  12,434  $  8,766  $  190  $  109  $   113  $  11,824  $  12,543  $  8,879
                       =========  =========  ========  ======  ======  =======  =========  =========  ========
Gross investment
 gains................ $     182  $     244  $    180  $    9  $   31  $     6  $     191  $     275  $    186
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Gross investment
 losses...............      (101)      (121)     (295)    (22)     (1)     (28)      (123)      (122)     (323)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Total OTTI losses
 recognized in
 earnings:
  Credit-related......       (38)       (47)     (348)     --      --       --        (38)       (47)     (348)
  Other (1)...........        (9)        (3)      (39)     (8)     (2)     (97)       (17)        (5)     (136)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
    Total OTTI
     losses
     recognized in
     earnings.........       (47)       (50)     (387)     (8)     (2)     (97)       (55)       (52)     (484)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Net investment gains
 (losses)............. $      34  $      73  $   (502) $  (21) $   28  $  (119) $      13  $     101  $   (621)
                       =========  =========  ========  ======  ======  =======  =========  =========  ========

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011    2010     2009
                                                          -----   -----   ------
                                                            (IN MILLIONS)
   Sector:
   U.S. and foreign corporate securities -- by industry:
    Communications....................................... $  11   $   4   $   88
    Finance..............................................     9       7       84
    Industrial...........................................     2      --       18
    Consumer.............................................    --      10       53
    Utility..............................................    --       2        6
                                                            -----   -----   ------
      Total U.S. and foreign corporate securities........    22      23      249
   RMBS..................................................    17      18       40
   ABS...................................................     5       1       29
   CMBS..................................................     3       8       69
                                                            -----   -----   ------
      Total.............................................. $  47   $  50   $  387
                                                            =====   =====   ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                          2011    2010    2009
                                                         ------  ------  -------
                                                             (IN MILLIONS)
 Sector:
 Non-redeemable preferred stock......................... $    6  $   --  $    92
 Common stock...........................................      2       2        5
                                                          ------  ------  -------
  Total................................................. $    8  $    2  $    97
                                                          ======  ======  =======
 Industry:
  Financial services industry:
    Perpetual hybrid securities......................... $    6  $   --  $    72
    Common and remaining non-redeemable preferred stock.     --      --        3
                                                          ------  ------  -------
      Total financial services industry.................      6      --       75
  Other industries......................................      2       2       22
                                                          ------  ------  -------
      Total............................................. $    8  $    2  $    97
                                                          ======  ======  =======

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   -----------------------
                                                                                      2011         2010
                                                                                   ---------    ---------
                                                                                       (IN MILLIONS)
Balance, at January 1,............................................................ $      63    $     213
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired.......................................................................         6           11
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.......................................................................        17           10
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI........................................       (7)          (67)
 Securities de-recognized in connection with the adoption of new guidance related
   to the consolidation of VIEs...................................................        --         (100)
 Securities impaired to net present value of expected future cash flows...........       (22)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI................        (2)          (3)
                                                                                     ---------   ---------
Balance, at December 31,.......................................................... $      55    $      63
                                                                                     =========   =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                               2011     2010      2009
                                                             -------- --------  --------
                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities................................... $  2,147 $  2,120  $  2,094
Equity securities...........................................       10       16        27
Other securities -- FVO general account securities (1)......        1       --        --
Mortgage loans..............................................      347      301       239
Policy loans................................................       63       67        80
Real estate and real estate joint ventures..................       24      (24)     (120)
Other limited partnership interests.........................      176      190        17
Cash, cash equivalents and short-term investments...........        5        9        16
International joint ventures................................        4       (6)       (4)
Other.......................................................        3        3        (2)
                                                             -------- --------  --------
   Subtotal.................................................    2,780    2,676     2,347
 Less: Investment expenses..................................      100       97       109
                                                             -------- --------  --------
   Subtotal, net............................................    2,680    2,579     2,238
                                                             -------- --------  --------
Other securities -- FVO contractholder-directed unit-linked
  investments (1)...........................................       71      167        97
FVO CSEs -- Commercial mortgage loans.......................      332      411        --
                                                             -------- --------  --------
   Subtotal.................................................      403      578        97
                                                             -------- --------  --------
     Net investment income.................................. $  3,083 $  3,157  $  2,335
                                                             ======== ========  ========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities - FVO general account securities.......... $    2  $   -- $   1
Other securities - FVO contractholder-directed unit-linked
  investments.............................................. $  (11) $  121 $  89

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and service charges included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                        -------------------
                                                          2011      2010
                                                        --------- ---------
                                                           (IN MILLIONS)
    Securities on loan: (1)
     Amortized cost.................................... $   5,307 $   6,992
     Estimated fair value.............................. $   6,451 $   7,054
    Cash collateral on deposit from counterparties (2). $   6,456 $   7,138
    Security collateral on deposit from counterparties. $     137 $      --
    Reinvestment portfolio -- estimated fair value..... $   6,295 $   6,916

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)

  Invested assets on deposit (1).............................. $    51 $    55
  Invested assets pledged as collateral (2)...................     897     525
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   948 $   580
                                                               ======= =======

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see
   Note 3).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                         DECEMBER 31,
                                         -------------------------------------------
                                                  2011                   2010
                                         --------------------   --------------------
                                           CARRYING      % OF     CARRYING      % OF
                                             VALUE       TOTAL      VALUE       TOTAL
                                         -------------  -----   -------------  -----
                                         (IN MILLIONS)          (IN MILLIONS)
Mortgage loans:
 Commercial.............................    $    5,390   55.0 %   $     4,635   36.4 %
 Agricultural...........................         1,333   13.6           1,342   10.6
                                            ----------  -----     -----------  -----
   Subtotal.............................         6,723   68.6           5,977   47.0
 Valuation allowances...................           (61)  (0.6)            (87)  (0.7)
                                            ----------  -----     -----------  -----
   Subtotal mortgage loans, net.........         6,662   68.0           5,890   46.3
 Commercial mortgage loans held by CSEs.         3,138   32.0           6,840   53.7
                                            ----------  -----     -----------  -----
   Total mortgage loans, net............    $    9,800  100.0 %   $    12,730  100.0 %
                                            ==========  =====     ===========  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL AGRICULTURAL    TOTAL
                                                    ---------- ------------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      5,367         1,333      6,700
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      5,390         1,333      6,723
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         15            --         15
  Non-specifically identified credit losses........         43             3         46
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         58             3         61
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    5,332    $    1,330 $    6,662
                                                    ==========    ========== ==========

DECEMBER 31, 2010:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      4,612         1,342      5,954
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      4,635         1,342      5,977
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         23            --         23
  Non-specifically identified credit losses........         61             3         64
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         84             3         87
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    4,551    $    1,339 $    5,890
                                                    ==========    ========== ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                     -------------------------------------
                                      COMMERCIAL  AGRICULTURAL    TOTAL
                                     -----------  ------------ -----------
                                                 (IN MILLIONS)
     Balance at January 1, 2009..... $        44    $        2 $        46
     Provision (release)............          35             1          36
     Charge-offs, net of recoveries.          (5)           --          (5)
                                     -----------    ---------- -----------
     Balance at December 31, 2009...          74             3          77
     Provision (release)............          16            --          16
     Charge-offs, net of recoveries.          (6)           --          (6)
                                     -----------    ---------- -----------
     Balance at December 31, 2010...          84             3          87
     Provision (release)............         (26)           --         (26)
     Charge-offs, net of recoveries.          --            --          --
                                     -----------    ---------- -----------
     Balance at December 31, 2011... $        58    $        3 $        61
                                     ===========    ========== ===========

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                         COMMERCIAL
                       -----------------------------------------------------------------------------
                                       RECORDED INVESTMENT
                       --------------------------------------------------
                        DEBT SERVICE COVERAGE RATIOS
                       ------------------------------                         ESTIMATED
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL   % OF TOTAL    FAIR VALUE   % OF TOTAL
                       -------- ------------- ------- -------- ----------   ------------- ----------
                                    (IN MILLIONS)                           (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $      135  $  210 $  3,669       68.1 %      $  3,888       69.9 %
65% to 75%............      719            54      52      825       15.3             852       15.3
76% to 80%............      199            --      26      225        4.2             221        4.0
Greater than 80%......      452           181      38      671       12.4             602       10.8
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,694    $      370  $  326 $  5,390      100.0 %      $  5,563      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  2,051    $       11  $   34 $  2,096       45.2 %      $  2,196       47.1 %
65% to 75%............      824            99     148    1,071       23.1           1,099       23.6
76% to 80%............      301            29       7      337        7.3             347        7.4
Greater than 80%......      828           163     140    1,131       24.4           1,018       21.9
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,004    $      302  $  329 $  4,635      100.0 %      $  4,660      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

                                             AGRICULTURAL
                              -----------------------------------------
                                             DECEMBER 31,
                              -----------------------------------------
                                      2011                  2010
                              -------------------   -------------------
                                RECORDED     % OF     RECORDED     % OF
                               INVESTMENT    TOTAL   INVESTMENT    TOTAL
                              ------------- -----   ------------- -----
                              (IN MILLIONS)         (IN MILLIONS)
       Loan-to-value ratios:
       Less than 65%.........      $  1,129  84.7 %      $  1,289  96.0 %
       65% to 75%............           142  10.7              53   4.0
       76% to 80%............            62   4.6              --    --
                                   -------- -----        -------- -----
        Total................      $  1,333 100.0 %      $  1,342 100.0 %
                                   ======== =====        ======== =====

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                     GREATER THAN 90 DAYS PAST DUE
                           PAST DUE                     STILL ACCRUING INTEREST                NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...       $        --      $         --       $        --       $        --       $        --      $          1
Agricultural.                --                 7                --                --                --                 6
                    -----------      ------------       -----------       -----------       -----------      ------------
 Total.......       $        --      $          7       $        --       $        --       $        --      $          7
                    ===========      ============       ===========       ===========       ===========      ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                      (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
Agricultural.......        --         --         --       --        --          --        --       --
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
                      =======  =========  ========= ========   =======   =========   =======  =======
DECEMBER 31, 2010:
Commercial.........   $    23  $      23  $      23 $     --   $    --   $      --   $    23  $    --
Agricultural.......        --         --         --       --         7           7         7        7
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      23 $     --   $     7   $       7   $    30  $     7
                      =======  =========  ========= ========   =======   =========   =======  =======

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

                                                  IMPAIRED MORTGAGE LOANS
                                       ----------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ ---------------------------
                                                           CASH BASIS   ACCRUAL BASIS
                                                          ------------- -------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Commercial...........................    $            29    $        2   $        --
 Agricultural.........................                  4            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            33    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Commercial...........................    $            45    $        2   $        --
 Agricultural.........................                 13            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            58    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2009..    $            32    $        2   $        --
                                          ===============    ==========   ===========

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                   -----------------------------------------
                                                           2011                  2010
                                                   -------------------   -------------------
                                                     CARRYING     % OF     CARRYING     % OF
                                                       VALUE      TOTAL      VALUE      TOTAL
                                                   ------------- -----   ------------- -----
                                                   (IN MILLIONS)         (IN MILLIONS)
Traditional.......................................  $      208    41.4 %   $    105     21.0 %
Real estate joint ventures and funds..............         293    58.2          368     73.4
                                                    ----------   -----     --------    -----
 Real estate and real estate joint ventures.......         501    99.6          473     94.4
Foreclosed (commercial and agricultural)..........           2     0.4           28      5.6
                                                    ----------   -----     --------    -----
 Total real estate and real estate joint ventures.  $      503   100.0 %   $    501    100.0 %
                                                    ==========   =====     ========    =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                             DECEMBER 31,
                                                              -----------------------------------------
                                                                      2011                  2010
                                                              -------------------   -------------------
                                                                CARRYING     % OF     CARRYING     % OF
                                                                  VALUE      TOTAL      VALUE      TOTAL
                                                              ------------- -----   ------------- -----
                                                              (IN MILLIONS)         (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $    2,766  82.0 %    $    1,520  88.6 %
Loans to affiliates..........................................           430  12.8              --    --
Leveraged leases, net of non-recourse debt...................            64   1.9              56   3.3
Tax credit partnerships......................................            61   1.8              92   5.3
Joint venture investments....................................            52   1.5              46   2.7
Other........................................................            --    --               2   0.1
                                                                 ---------- -----      ---------- -----
 Total.......................................................    $    3,373 100.0 %    $    1,716 100.0 %
                                                                 ========== =====      ========== =====

   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "-- Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  DECEMBER 31,
                                                  ------------
                                                   2011   2010
                                                  -----  -----
                                                  (IN MILLIONS)
                 Rental receivables, net......... $  92  $  92
                 Estimated residual values.......    14     14
                                                  -----  -----
                  Subtotal.......................   106    106
                 Unearned income.................   (42)   (50)
                                                  -----  -----
                  Investment in leveraged leases. $  64  $  56
                                                  =====  =====

   Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            --------------------------
                                                                             2011      2010    2009
                                                                            ------     -----   -----
                                                                                  (IN MILLIONS)
Net income from investment in leveraged leases............................. $    8     $  --   $  --
Less: Income tax expense on leveraged leases...............................     (3)       --      --
                                                                               ------    -----   -----
Net investment income after income tax from investment in leveraged leases. $    5     $  --   $  --
                                                                               ======    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                          DECEMBER 31,
                                                          ------------
                                                           2011   2010
                                                          ------  -----
                                                          (IN MILLIONS)
          Outstanding principal and interest balance (1). $  560  $  20
          Carrying value (2)............................. $  418  $  19

--------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                             DECEMBER 31,
                                                             ------------
                                                              2011   2010
                                                             ------  -----
                                                             (IN MILLIONS)
       Contractually required payments (including interest). $  882  $  24
       Cash flows expected to be collected (1).............. $  761  $  24
       Fair value of investments acquired................... $  449  $  19

--------
(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------  -----
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $    5  $  --
       Investments purchased...............................    312      5
       Accretion recognized in earnings....................     (9)    --
       Reclassification (to) from nonaccretable difference.     12     --
                                                            ------  -----
       Accretable yield, December 31,...................... $  320  $   5
                                                            ======  =====

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31,
                                                                 -----------------
                                                                   2011     2010
                                                                 -------- --------
                                                                   (IN MILLIONS)
CONSOLIDATED SECURITIZATION ENTITIES: (1)
ASSETS:
 Mortgage loans held-for-investment (commercial mortgage loans). $  3,138 $  6,840
 Accrued investment income......................................       14       31
                                                                 -------- --------
   Total assets................................................. $  3,152 $  6,871
                                                                 ======== ========
LIABILITIES:
 Long-term debt................................................. $  3,065 $  6,773
 Other liabilities..............................................       14       31
                                                                 -------- --------
   Total liabilities............................................ $  3,079 $  6,804
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                           MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               --------- ----------- --------- -----------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS(2)...................................... $   6,494   $   6,494 $   6,956   $   6,956
 CMBS(2)......................................     2,227       2,227     2,277       2,277
 ABS(2).......................................     1,878       1,878     1,622       1,622
 U.S. corporate securities....................       424         424       336         336
 Foreign corporate securities.................       234         234       348         348
Other limited partnership interests...........     1,302       1,982     1,192       1,992
Real estate joint ventures....................        22          26        10          35
                                               ---------   --------- ---------   ---------
   Total...................................... $  12,581   $  13,265 $  12,741   $  13,566
                                               =========   ========= =========   =========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                      2011     2010     2009
                                                                     ------- -------- --------
                                                                           (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $    -- $    582 $    717
Amortized cost of assets transferred to affiliates.................. $    -- $    533 $    769
Net investment gains (losses) recognized on transfers............... $    -- $     49 $    (52)
Estimated fair value of invested assets transferred from affiliates. $    33 $     46 $    143

   During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

   During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                            -------------------------------------------------------------
                                                         2011                           2010
                                            ------------------------------ ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                          NOTIONAL  -------------------- NOTIONAL  --------------------
RISK EXPOSURE          INSTRUMENT TYPE       AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
------------------  ----------------------- --------- -------- ----------- --------- -------- -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps.... $  13,074 $  1,418    $    427 $   9,102 $    658    $    252
                    Interest rate floors...     7,986      330         152     7,986      127          62
                    Interest rate caps.....    10,133       19          --     7,158       29           1
                    Interest rate futures..     3,766       10           1     1,966        5           7
                    Interest rate forwards.       620      128          --       695       --          71
Foreign currency    Foreign currency swaps.     1,792      297          62     2,561      585          68
                    Foreign currency
                      forwards.............       149        9          --       151        4           1
Credit              Credit default swaps...     2,426       18          28     1,324       15          22
Equity market       Equity futures.........     1,007        4          --        93       --          --
                    Equity options.........     2,111      482          --       733       77          --
                    Variance swaps.........     2,430       51           8     1,081       20           8
                    Total rate of return
                      swaps................       129       --           2        --       --          --
                                            --------- --------    -------- --------- --------    --------
                     Total................. $  45,623 $  2,766    $    680 $  32,850 $  1,520    $    492
                                            ========= ========    ======== ========= ========    ========

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                   REMAINING LIFE
                            ------------------------------------------------------------
                                                        AFTER FIVE
                                        AFTER ONE YEAR     YEARS
                            ONE YEAR OR  THROUGH FIVE   THROUGH TEN  AFTER TEN
                               LESS         YEARS          YEARS       YEARS     TOTAL
                            ----------- -------------- ------------- --------- ---------
                                                       (IN MILLIONS)
Interest rate swaps........ $      901   $     3,589    $    2,976   $  5,608  $  13,074
Interest rate floors.......         --         6,936         1,050         --      7,986
Interest rate caps.........      1,750         7,880           503         --     10,133
Interest rate futures......      3,766            --            --         --      3,766
Interest rate forwards.....        210           410            --         --        620
Foreign currency swaps.....        523           599           281        389      1,792
Foreign currency forwards..        149            --            --         --        149
Credit default swaps.......         12         2,414            --         --      2,426
Equity futures.............      1,007            --            --         --      1,007
Equity options.............         75         1,011         1,025         --      2,111
Variance swaps.............        270         1,086         1,074         --      2,430
Total rate of return swaps.        129            --            --         --        129
                            ----------   -----------    ----------   --------  ---------
 Total..................... $    8,792   $    23,925    $    6,909   $  5,997  $  45,623
                            ==========   ===========    ==========   ========  =========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                     DECEMBER 31,
                                               ---------------------------------------------------------
                                                           2011                         2010
                                               ----------------------------- ---------------------------
                                                              ESTIMATED                   ESTIMATED
                                                              FAIR VALUE                  FAIR VALUE
                                                NOTIONAL  ------------------ NOTIONAL ------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
---------------------------------------------   --------  ------ ----------- -------- ------ -----------
                                                                     (IN MILLIONS)
        Fair value hedges:
         Foreign currency swaps............... $      598 $  188     $    19 $    787 $  334    $     18
         Interest rate swaps..................        311     35           6      193     11          15
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................        909    223          25      980    345          33
                                               ---------- ------     ------- -------- ------    --------
        Cash flow hedges:
         Foreign currency swaps...............        445     31          12      295     15          11
         Interest rate swaps..................        355     96          --      575      1          45
         Interest rate forwards...............        620    128          --      695     --          71
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................      1,420    255          12    1,565     16         127
                                               ---------- ------     ------- -------- ------    --------
           Total qualifying hedges............ $    2,329 $  478     $    37 $  2,545 $  361    $    160
                                               ========== ======     ======= ======== ======    ========

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                           DECEMBER 31,
                                   -------------------------------------------------------------
                                                2011                           2010
                                   ------------------------------ ------------------------------
                                                  ESTIMATED                      ESTIMATED
                                                  FAIR VALUE                     FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT  NOTIONAL  -------------------- NOTIONAL  --------------------
QUALIFYING AS HEDGING INSTRUMENTS   AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
---------------------------------  --------- -------- ----------- --------- -------- -----------
                                                           (IN MILLIONS)
 Interest rate swaps.............. $  12,408 $  1,287    $    421 $   8,334 $    646    $    192
 Interest rate floors.............     7,986      330         152     7,986      127          62
 Interest rate caps...............    10,133       19          --     7,158       29           1
 Interest rate futures............     3,766       10           1     1,966        5           7
 Foreign currency swaps...........       749       78          31     1,479      236          39
 Foreign currency forwards........       149        9          --       151        4           1
 Credit default swaps.............     2,426       18          28     1,324       15          22
 Equity futures...................     1,007        4          --        93       --          --
 Equity options...................     2,111      482          --       733       77          --
 Variance swaps...................     2,430       51           8     1,081       20           8
 Total rate of return swaps.......       129       --           2        --       --          --
                                   --------- --------    -------- --------- --------    --------
  Total non-designated or
    non-qualifying derivatives.... $  43,294 $  2,288    $    643 $  30,305 $  1,159    $    332
                                   ========= ========    ======== ========= ========    ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011    2010      2009
                                                -------- ------  ---------
                                                       (IN MILLIONS)
    Derivatives and hedging gains (losses) (1). $    846 $  (74) $    (717)
    Embedded derivatives.......................      273    132       (314)
                                                -------- ------  ---------
     Total net derivative gains (losses)....... $  1,119 $   58  $  (1,031)
                                                ======== ======  =========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives for the:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2011      2010   2009
                                                       -------   ------ ------
                                                           (IN MILLIONS)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $   (1)
   Interest credited to policyholder account balances.      41       37     40
  Non-qualifying hedges:
   Net derivative gains (losses)......................      83        6     (8)
                                                       -------   ------ ------
     Total............................................ $   126   $   45 $   31
                                                       =======   ====== ======

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                       NET DERIVATIVE   NET DERIVATIVE  INEFFECTIVENESS
                                                       GAINS (LOSSES)   GAINS (LOSSES)   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE  HEDGED ITEMS IN FAIR VALUE    RECOGNIZED     RECOGNIZED FOR  NET DERIVATIVE
HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS     FOR DERIVATIVES   HEDGED ITEMS   GAINS (LOSSES)
-------------------------  --------------------------  ---------------  --------------  ---------------
                                                                         (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..      $       (7)     $        5       $       (2)
                           PABs (1)...................              36             (38)              (2)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (52)             30              (22)
                                                            ----------      ----------       ----------
 Total...............................................       $      (23)     $       (3)      $      (26)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..      $       (1)     $        1       $       --
                           PABs (1)...................             (13)              8               (5)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (38)             14              (24)
                                                            ----------      ----------       ----------
 Total...............................................       $      (52)     $       23       $      (29)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..      $        6      $       (6)      $       --
                           PABs (1)...................              (8)              4               (4)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             111            (117)              (6)
                                                            ----------      ----------       ----------
 Total...............................................       $      109      $     (119)      $      (10)
                                                            ==========      ==========       ==========

--------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ----------------------
                                                                                        2011      2010    2009
                                                                                       ------   -------  -----
                                                                                            (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $ (109)  $    (1) $  20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................    357      (107)   (44)
Amounts reclassified to net derivative gains (losses).................................     (9)       (1)    23
                                                                                       ------   -------  -----
Accumulated other comprehensive income (loss), balance at December 31,................ $  239   $  (109) $  (1)
                                                                                       ======   =======  =====

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                             AMOUNT OF GAINS           AMOUNT AND LOCATION
                            (LOSSES) DEFERRED           OF GAINS (LOSSES)              AMOUNT AND LOCATION
                          IN ACCUMULATED OTHER          RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW  COMPREHENSIVE INCOME   ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS     (LOSS) ON DERIVATIVES  INCOME (LOSS) INTO INCOME (LOSS)        ON DERIVATIVES
------------------------  ---------------------  --------------------------------  ---------------------------
                                                                                    (INEFFECTIVE PORTION AND
                                                                                      AMOUNT EXCLUDED FROM
                           (EFFECTIVE PORTION)         (EFFECTIVE PORTION)           EFFECTIVENESS TESTING)
                          ---------------------  --------------------------------  ---------------------------
                                                          NET DERIVATIVE                 NET DERIVATIVE
                                                          GAINS (LOSSES)                 GAINS (LOSSES)
                                                 --------------------------------  ---------------------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps......      $            132        $                        1        $                  --
Foreign currency swaps...                    17                                (2)                          --
Interest rate forwards...                   208                                 9                            1
Credit forwards..........                    --                                 1                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            357        $                        9        $                   1
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps......      $            (44)       $                       --        $                  --
Foreign currency swaps...                    (6)                               (3)                          --
Interest rate forwards...                   (71)                                4                           (1)
Credit forwards..........                    14                                --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $           (107)       $                        1        $                  (1)
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps......      $             --        $                       --        $                  --
Foreign currency swaps...                   (58)                              (36)                          --
Interest rate forwards...                    17                                13                           --
Credit forwards..........                    (3)                               --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            (44)       $                      (23)       $                  --
                               ================        ==========================        =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) basis swaps to better match the cash flows of assets and related liabilities; (viii) inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                          NET       POLICYHOLDER
                                       NET DERIVATIVE  INVESTMENT     BENEFITS
                                       GAINS (LOSSES)  INCOME (1)  AND CLAIMS (2)
                                       --------------  ----------  --------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
  Interest rate swaps.................   $        511   $      --     $        --
  Interest rate floors................            114          --              --
  Interest rate caps..................            (41)         --              --
  Interest rate futures...............            118          --              --
  Equity futures......................            (70)         --              (4)
  Foreign currency swaps..............             27          --              --
  Foreign currency forwards...........             --          --              --
  Equity options......................             82          (7)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             (1)         --              --
  Variance swaps......................             33          --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        773   $      (7)    $        (4)
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps.................   $         51   $      --     $        --
  Interest rate floors................             20          --              --
  Interest rate caps..................             (9)         --              --
  Interest rate futures...............            (22)         --              --
  Equity futures......................            (12)         --              --
  Foreign currency swaps..............            (31)         --              --
  Foreign currency forwards...........              2          --              --
  Equity options......................            (30)         (7)             --
  Interest rate options...............             (3)         --              --
  Interest rate forwards..............              1          --              --
  Variance swaps......................             (6)         --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        (39)  $      (7)    $        --
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate swaps.................   $       (149)  $      --     $        --
  Interest rate floors................           (265)         --              --
  Interest rate caps..................              4          --              --
  Interest rate futures...............            (37)         --              --
  Equity futures......................            (71)         --              --
  Foreign currency swaps..............             (3)         --              --
  Foreign currency forwards...........             (4)         --              --
  Equity options......................           (121)         (1)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             --          --              --
  Variance swaps......................            (40)         --              --
  Credit default swaps................            (50)         --              --
                                         ------------   ---------     -----------
    Total.............................   $       (736)  $      (1)    $        --
                                         ============   =========     ===========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                                    DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                                    2011                                    2010
                                                   --------------------------------------- --------------------------------------
                                                                  MAXIMUM                                MAXIMUM
                                                   ESTIMATED       AMOUNT                  ESTIMATED      AMOUNT
                                                   FAIR VALUE    OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                                   OF CREDIT   PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED             DEFAULT    CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                               SWAPS       SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
-------------------------------------------------  ----------  -------------- ------------ ---------- -------------- ------------
                                                         (IN MILLIONS)                           (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate)......   $      2    $        212          4.3    $     1   $         45          3.6
Credit default swaps referencing indices..........         --             661          3.1         11            679          3.7
                                                     --------    ------------                 -------   ------------
Subtotal..........................................          2             873          3.4         12            724          3.7
                                                     --------    ------------                 -------   ------------
Baa
Single name credit default swaps (corporate)......         (6)            434          4.6         --              5          3.0
Credit default swaps referencing indices..........         (7)            793          4.8          1            183          5.0
                                                     --------    ------------                 -------   ------------
Subtotal..........................................        (13)          1,227          4.7          1            188          5.0
                                                     --------    ------------                 -------   ------------
Total.............................................   $    (11)   $      2,100          4.2    $    13   $        912          4.0
                                                     ========    ============                 =======   ============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                        ESTIMATED
                                      FAIR VALUE OF
                                        COLLATERAL       FAIR VALUE OF INCREMENTAL
                                      PROVIDED: (2)      COLLATERAL PROVIDED UPON:
                                      -------------- ----------------------------------
                                                                   DOWNGRADE IN THE
                                                     ONE NOTCH COMPANY'S CREDIT RATING
                                                     DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                      IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                 COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET FIXED MATURITY  CREDIT        TERMINATION OF
                   LIABILITY POSITION   SECURITIES    RATING   THE DERIVATIVE POSITION
                   ------------------ -------------- --------- ------------------------
                                              (IN MILLIONS)
DECEMBER 31, 2011.    $            14    $         9 $       1      $                10
DECEMBER 31, 2010.    $            96    $        58 $      11      $                62

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                              ----------------
                                                                2011     2010
                                                              --------  ------
                                                                (IN MILLIONS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.......................... $  2,815  $  936
  Options embedded in debt or equity securities..............       (2)     (2)
                                                              --------  ------
    Net embedded derivatives within asset host contracts..... $  2,813  $  934
                                                              ========  ======
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits......................... $  1,363  $  254
  Assumed guaranteed minimum benefits........................        4      --
  Funds withheld on ceded reinsurance........................      416       5
                                                              --------  ------
    Net embedded derivatives within liability host contracts. $  1,783  $  259
                                                              ========  ======

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ---------------------
                                                  2011     2010    2009
                                                 ------   ------ -------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $  273   $  132 $  (314)

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       DECEMBER 31, 2011
                                     ----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------
                                      QUOTED PRICES IN    SIGNIFICANT
                                     ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                      IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                      AND LIABILITIES       INPUTS        INPUTS       FAIR
                                         (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                     ------------------   -----------  ------------  ----------
                                                         (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.......... $               --    $   15,907  $      1,432  $   17,339
 Foreign corporate securities.......                 --         7,913           580       8,493
 U.S. Treasury and agency
   securities.......................              4,326         3,722            --       8,048
 RMBS...............................                 --         6,255           239       6,494
 CMBS...............................                 --         2,080           147       2,227
 State and political subdivision
   securities.......................                 --         2,032            23       2,055
 ABS................................                 --         1,658           220       1,878
 Foreign government securities......                 --         1,245             2       1,247
                                       ------------------  ----------   ------------ ----------
   Total fixed maturity securities..              4,326        40,812         2,643      47,781
                                       ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.......................                 51            74            21         146
 Non-redeemable preferred stock.....                 --            30            76         106
                                       ------------------  ----------   ------------ ----------
   Total equity securities..........                 51           104            97         252
                                       ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities.....                 --            49            --          49
 FVO contractholder-directed
   unit-linked investments..........              3,616            --            --       3,616
                                       ------------------  ----------   ------------ ----------
   Total other securities...........              3,616            49            --       3,665
                                       ------------------  ----------   ------------ ----------
Short-term investments (1)..........                865         1,684            10       2,559
Mortgage loans held by CSEs.........                 --         3,138            --       3,138
Derivative assets: (2)
 Interest rate contracts............                 10         1,708           187       1,905
 Foreign currency contracts.........                 --           306            --         306
 Credit contracts...................                 --            12             6          18
 Equity market contracts............                  4           482            51         537
                                       ------------------  ----------   ------------ ----------
   Total derivative assets..........                 14         2,508           244       2,766
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 asset host contracts (3)...........                 --            --         2,815       2,815
Separate account assets (4).........                185        72,244           130      72,559
                                       ------------------  ----------   ------------ ----------
   Total assets..................... $            9,057    $  120,539  $      5,939  $  135,535
                                       ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts............ $                1    $      566  $         13  $      580
 Foreign currency contracts.........                 --            62            --          62
 Credit contracts...................                 --            21             7          28
 Equity market contracts............                 --             2             8          10
                                       ------------------  ----------   ------------ ----------
   Total derivative liabilities.....                  1           651            28         680
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 liability host contracts (3).......                 --            --         1,783       1,783
Long-term debt of CSEs..............                 --         3,065            --       3,065
                                       ------------------  ----------   ------------ ----------
 Total liabilities.................. $                1    $    3,716  $      1,811  $    5,528
                                       ==================  ==========   ============ ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                   ----------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                   -----------------------------------------------
                                                    QUOTED PRICES IN    SIGNIFICANT
                                                   ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                                    IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                                    AND LIABILITIES       INPUTS        INPUTS       FAIR
                                                       (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                                   ------------------   -----------  ------------  ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities........................ $               --    $   13,864  $      1,510  $   15,374
 Foreign corporate securities.....................                 --         7,590           880       8,470
 U.S. Treasury and agency securities..............              4,616         3,026            34       7,676
 RMBS.............................................                 --         6,674           282       6,956
 CMBS.............................................                 --         2,147           130       2,277
 State and political subdivision securities.......                 --         1,614            32       1,646
 ABS..............................................                 --         1,301           321       1,622
 Foreign government securities....................                 --           889            14         903
                                                     ------------------  ----------   ------------ ----------
   Total fixed maturity securities................              4,616        37,105         3,203      44,924
                                                     ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.....................................                 43            72            22         137
 Non-redeemable preferred stock...................                 --            54           214         268
                                                     ------------------  ----------   ------------ ----------
   Total equity securities........................                 43           126           236         405
                                                     ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities...................                 --             7            --           7
 FVO contractholder-directed unit-linked
   investments....................................              2,240            --            --       2,240
                                                     ------------------  ----------   ------------ ----------
   Total other securities.........................              2,240             7            --       2,247
                                                     ------------------  ----------   ------------ ----------
Short-term investments (1)........................                390           584           173       1,147
Mortgage loans held by CSEs.......................                 --         6,840            --       6,840
Derivative assets: (2)
 Interest rate contracts..........................                  5           804            10         819
 Foreign currency contracts.......................                 --           589            --         589
 Credit contracts.................................                 --             3            12          15
 Equity market contracts..........................                 --            77            20          97
                                                     ------------------  ----------   ------------ ----------
   Total derivative assets........................                  5         1,473            42       1,520
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within asset
 host contracts (3)...............................                 --            --           936         936
Separate account assets (4).......................                 76        61,410           133      61,619
                                                     ------------------  ----------   ------------ ----------
   Total assets................................... $            7,370    $  107,545  $      4,723  $  119,638
                                                     ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts.......................... $                7    $      315  $         71  $      393
 Foreign currency contracts.......................                 --            69            --          69
 Credit contracts.................................                 --            21             1          22
 Equity market contracts..........................                 --            --             8           8
                                                     ------------------  ----------   ------------ ----------
Total derivative liabilities......................                  7           405            80         492
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within liability host
 contracts (3)....................................                 --            --           259         259
Long-term debt of CSEs............................                 --         6,773            --       6,773
                                                     ------------------  ----------   ------------ ----------
 Total liabilities................................ $                7    $    7,178  $        339  $    7,524
                                                     ==================  ==========   ============ ==========

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans Held by CSEs

   The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "--Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including
U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
   U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

   These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

      Foreign currency contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Credit contracts.

      Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Equity market contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct and Assumed Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               -----------------------------------------------------------------------------------
                                                            FIXED MATURITY SECURITIES:
                               -----------------------------------------------------------------------------------
                                                          U.S.                      STATE AND
                                  U.S.      FOREIGN     TREASURY                    POLITICAL            FOREIGN
                               CORPORATE   CORPORATE   AND AGENCY                  SUBDIVISION          GOVERNMENT
                               SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS   SECURITIES     ABS   SECURITIES
                               ----------  ----------  ----------  ------  ------  -----------  ------  ----------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........   $  1,510      $  880       $  34  $  282  $  130        $  32  $  321       $  14
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          6           1          --       1      --           --      --          --
  Net investment gains
    (losses)..................         32         (20)         --      (5)     --           --      (6)         --
  Net derivative gains
    (losses)..................         --          --          --      --      --           --      --          --
 Other comprehensive income
  (loss)......................         80          22          --      (9)     19           (8)      8          --
Purchases (3).................         76         282          --      16      17           --     166          --
Sales (3).....................       (175)       (515)         --     (34)    (19)          (1)    (46)        (12)
Issuances (3).................         --          --          --      --      --           --      --          --
Settlements (3)...............         --          --          --      --      --           --      --          --
Transfers into Level 3 (4)....         40           3          --       1      --           --      --          --
Transfers out of Level 3 (4)..       (137)        (73)        (34)    (13)     --           --    (223)         --
                                 --------      ------       -----  ------  ------        -----  ------       -----
Balance, December 31,.........   $  1,432      $  580       $  --  $  239  $  147        $  23  $  220       $   2
                                 ========      ======       =====  ======  ======        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2011
 included in earnings:
  Net investment income.......   $      6      $    1       $  --  $    1  $   --        $  --  $   --       $  --
  Net investment gains
    (losses)..................   $     --      $   (9)      $  --  $   (5) $   --        $  --  $   (2)      $  --
  Net derivative gains
    (losses)..................   $     --      $   --       $  --  $   --  $   --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     ----------------------------------------------------------------------------------------------------------
                     EQUITY SECURITIES:                            NET DERIVATIVES: (5)
                     ------------------               ---------------------------------------------
                                NON-
                             REDEEMABLE               INTEREST      FOREIGN                EQUITY          NET        SEPARATE
                     COMMON  PREFERRED   SHORT-TERM     RATE       CURRENCY     CREDIT     MARKET       EMBEDDED      ACCOUNT
                     STOCK     STOCK     INVESTMENTS  CONTRACTS    CONTRACTS   CONTRACTS  CONTRACTS  DERIVATIVES (6) ASSETS (7)
                     ------  ----------  -----------  ---------  ------------- ---------  ---------  --------------- ----------
                                                                 (IN MILLIONS)
YEAR ENDED
 DECEMBER 31, 2011:
Balance, January 1,.  $  22      $  214       $  173     $  (61)         $  --    $   11      $  12         $    677     $  133
Total
 realized/unrealized
 gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment
    income..........     --          --           --         --             --        --         --               --         --
  Net investment
    gains (losses)..      2         (24)          (1)        --             --        --         --               --         (7)
  Net derivative
    gains (losses)..     --          --           --         50             --       (10)        32              277         --
 Other
  comprehensive
  income (loss).....     (6)          1           --        199             --        --         --               --         --
Purchases (3).......      9          --           10         --             --        --          3               --          5
Sales (3)...........     (6)       (115)        (172)        --             --        --         --               --         (1)
Issuances (3).......     --          --           --         --             --        (1)        (4)              --         --
Settlements (3).....     --          --           --        (13)            --        (1)        --               78         --
Transfers into
 Level 3 (4)........     --          --           --         (1)            --        --         --               --         --
Transfers out of
 Level 3 (4)........     --          --           --         --             --        --         --               --         --
                      -----      ------       ------     ------          -----    ------      -----         --------     ------
Balance,
 December 31,.......  $  21      $   76       $   10     $  174          $  --    $   (1)     $  43         $  1,032     $  130
                      =====      ======       ======     ======          =====    ======      =====         ========     ======
Changes in
 unrealized gains
 (losses) relating
 to assets and
 liabilities still
 held at
 December 31, 2011
 included in
 earnings:
  Net investment
    income..........  $  --      $   --       $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net investment
    gains (losses)..  $  --      $   (3)      $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net derivative
    gains (losses)..  $  --      $   --       $   --     $   39          $  --    $  (10)     $  33         $    279     $   --

                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ----------------------------------------------------------------------------------
                                                                FIXED MATURITY SECURITIES:
                                    ----------------------------------------------------------------------------------
                                                               U.S.                     STATE AND
                                       U.S.      FOREIGN     TREASURY                   POLITICAL            FOREIGN
                                    CORPORATE   CORPORATE   AND AGENCY                 SUBDIVISION          GOVERNMENT
                                    SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS  SECURITIES     ABS   SECURITIES
                                    ----------  ----------  ----------  ------  -----  -----------  ------  ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................   $  1,605      $  994       $  33  $  272  $  45        $  32  $  290       $  16
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............          7          (1)         --       1     --           --       1          --
  Net investment gains (losses)....         (5)         (3)         --      (4)    --           --      (5)         --
  Net derivative gains (losses)....         --          --          --      --     --           --      --          --
 Other comprehensive income (loss).         79          90           2      47     21            4      34          --
Purchases, sales, issuances and
 settlements (3)...................       (173)       (199)         (1)    (48)     1           (1)     53           4
Transfers into Level 3 (4).........        147         114          --      21     85           --      --           3
Transfers out of Level 3 (4).......       (150)       (115)         --      (7)   (22)          (3)    (52)         (9)
                                      --------      ------       -----  ------  -----        -----  ------       -----
Balance, December 31,..............   $  1,510      $  880       $  34  $  282  $ 130        $  32  $  321       $  14
                                      ========      ======       =====  ======  =====        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2010 included in
 earnings:
  Net investment income............   $      6      $   --       $  --  $   --  $  --        $  --  $    1       $  --
  Net investment gains (losses)....   $    (10)     $   --       $  --  $   (2) $  --        $  --  $   --       $  --
  Net derivative gains (losses)....   $     --      $   --       $  --  $   --  $  --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               --------------------------------------------------------------------------------------------------
                                EQUITY SECURITIES:                             NET DERIVATIVES: (5)
                               --------------------              -----------------------------------------------
                                            NON-
                                         REDEEMABLE               INTEREST      FOREIGN                 EQUITY          NET
                                COMMON   PREFERRED   SHORT-TERM     RATE       CURRENCY      CREDIT     MARKET       EMBEDDED
                                STOCK      STOCK     INVESTMENTS  CONTRACTS    CONTRACTS    CONTRACTS  CONTRACTS  DERIVATIVES (6)
                               --------- ----------  ----------- ----------  -------------  ---------  ---------  ---------------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........... $      11 $      258   $        8 $        2    $        23  $       4  $      18   $          445
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......        --         --            1         --             --         --         --               --
  Net investment gains
    (losses)..................         5         15           --         --             --         --         --               --
  Net derivative gains
    (losses)..................        --         --           --         10             --          3         (6)             135
 Other comprehensive income
  (loss)......................         3          6           --        (71)            --         13         --               --
Purchases, sales, issuances,
 and settlements (3)..........         3        (65)         164         (2)            --         (9)        --               97
Transfers into Level 3 (4)....        --         --           --         --             --         --         --               --
Transfers out of Level 3 (4)..        --         --           --         --            (23)        --         --               --
                               --------- ----------   ---------- ----------    -----------  ---------  ---------   --------------
Balance, December 31,......... $      22 $      214   $      173 $      (61)   $        --  $      11  $      12   $          677
                               ========= ==========   ========== ==========    ===========  =========  =========   ==============
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income....... $      -- $       --   $        1 $       --    $        --  $      --  $      --   $           --
  Net investment gains
    (losses).................. $      -- $       --   $       -- $       --    $        --  $      --  $      --   $           --
  Net derivative gains
    (losses).................. $      -- $       --   $       -- $       10    $        --  $       3  $      (6)  $          137

                               -----------



                                SEPARATE
                                ACCOUNT
                               ASSETS (7)
                               ----------

YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...........   $    153
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......         --
  Net investment gains
    (losses)..................         (5)
  Net derivative gains
    (losses)..................         --
 Other comprehensive income
  (loss)......................         --
Purchases, sales, issuances,
 and settlements (3)..........        (12)
Transfers into Level 3 (4)....         --
Transfers out of Level 3 (4)..         (3)
                                 --------
Balance, December 31,.........   $    133
                                 ========
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income.......   $     --
  Net investment gains
    (losses)..................   $     --
  Net derivative gains
    (losses)..................   $     --

                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ------------------------------------------------------------------------------------------
                                                                    FIXED MATURITY SECURITIES:
                                    ------------------------------------------------------------------------------------------
                                                                  U.S.                          STATE AND
                                        U.S.       FOREIGN      TREASURY                        POLITICAL            FOREIGN
                                     CORPORATE    CORPORATE    AND AGENCY                      SUBDIVISION          GOVERNMENT
                                     SECURITIES   SECURITIES   SECURITIES    RMBS      CMBS    SECURITIES    ABS    SECURITIES
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,................ $      1,401  $      926  $        36  $    323  $    116  $        24 $  297  $        10
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............            3          (1)          --        --         1           --     --           --
  Net investment gains (losses)....         (117)        (94)          --        --       (43)          --    (55)          --
  Net derivative gains (losses)....           --          --           --        --        --           --     --           --
 Other comprehensive income (loss).          192         334           (1)       39        50            6    137            1
Purchases, sales, issuances and
 settlements (3)...................         (172)        (47)          (2)      (45)       (7)           2   (102)          (1)
Transfers into and/or out of Level
 3 (4).............................          298        (124)          --       (45)      (72)          --     13            6
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
Balance, December 31,.............. $      1,605  $      994  $        33  $    272  $     45  $        32 $  290  $        16
                                    ============  ==========  ===========  ========  ========  =========== ======  ===========
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2009 included in
 earnings:
  Net investment income............ $          6  $       (1) $        --  $     --  $      1  $        -- $   --  $        --
  Net investment gains (losses).... $       (105) $      (43) $        --  $    (25) $    (56) $        -- $    4  $        --
  Net derivative gains (losses).... $         --  $       --  $        --  $     --  $     --  $        -- $   --  $        --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------------
                                  EQUITY SECURITIES:
                               -----------------------
                                               NON-
                                            REDEEMABLE                                                 NET         SEPARATE
                                  COMMON    PREFERRED   SHORT-TERM    OTHER           NET           EMBEDDED       ACCOUNT
                                  STOCK       STOCK     INVESTMENTS SECURITIES  DERIVATIVES (5)  DERIVATIVES (6)  ASSETS (7)
                               -----------  ----------  ----------- ----------  ---------------  ---------------  ----------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,........... $         8  $      318  $        --  $      50    $         309   $          657    $    159
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          --          --           --         --               --               --          --
  Net investment gains
    (losses)..................          --        (101)          --         --               --               --          --
  Net derivative gains
    (losses)..................          --          --           --         --              (40)            (328)         (7)
 Other comprehensive income
  (loss)......................          (1)        113           --         --               (3)              --          --
Purchases, sales, issuances,
 and settlements (3) .........           4         (66)           8        (50)             (15)             116           1
Transfers into and/or out of
 Level 3 (4)..................          --          (6)          --         --             (204)              --          --
                               -----------  ----------  -----------  ---------    -------------   --------------    --------
Balance, December 31,......... $        11  $      258  $         8  $      --    $          47   $          445    $    153
                               ===========  ==========  ===========  =========    =============   ==============    ========
Changes in unrealized gains
 (losses)relating to assets
 and liabilities still held
 at December 31, 2009
 included in earnings:
  Net investment income....... $        --  $       --  $        --  $      --    $          --   $           --    $     --
  Net investment gains
    (losses).................. $        --  $      (38) $        --  $      --    $          --   $           --    $     --
  Net derivative gains
    (losses).................. $        --  $       --  $        --  $      --    $         (33)  $         (332)   $     --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OPTION

Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                DECEMBER 31,
                                                              -----------------
                                                                2011     2010
                                                              -------- --------
                                                                (IN MILLIONS)
Unpaid principal balance..................................... $  3,019 $  6,636
Excess of estimated fair value over unpaid principal balance.      119      204
                                                              -------- --------
 Carrying value at estimated fair value...................... $  3,138 $  6,840
                                                              ======== ========

   The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                     DECEMBER 31,
                                                                   -----------------
                                                                     2011     2010
                                                                   -------- --------
                                                                     (IN MILLIONS)
Contractual principal balance..................................... $  2,925 $  6,541
Excess of estimated fair value over contractual principal balance.      140      232
                                                                   -------- --------
 Carrying value at estimated fair value........................... $  3,065 $  6,773
                                                                   ======== ========

   Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                             2011                                 2010
                                              ----------------------------------  ------------------------------------
                                                           ESTIMATED                            ESTIMATED
                                               CARRYING      FAIR        NET       CARRYING       FAIR         NET
                                                 VALUE       VALUE    INVESTMENT     VALUE        VALUE     INVESTMENT
                                               PRIOR TO      AFTER      GAINS      PRIOR TO       AFTER       GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)   MEASUREMENT  MEASUREMENT   (LOSSES)
                                              ----------- ----------- ----------  ----------- ------------- ----------
                                                                                              (IN MILLIONS)
Mortgage loans, net (1)...................... $        -- $         8  $       8  $        --   $        -- $       --
Other limited partnership interests (2)...... $         7 $         5  $      (2) $        33   $        22 $      (11)
Real estate joint ventures (3)............... $        -- $        --  $      --  $        25   $         5 $      (20)

                                              -----------------------------------
                                                             2009
                                              ----------------------------------
                                                           ESTIMATED
                                               CARRYING      FAIR        NET
                                                 VALUE       VALUE    INVESTMENT
                                               PRIOR TO      AFTER      GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)
                                              ----------- ----------- ----------

Mortgage loans, net (1)......................  $       -- $        -- $       --
Other limited partnership interests (2)......  $      110 $        44 $      (66)
Real estate joint ventures (3)...............  $       90 $        48 $      (42)

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                        DECEMBER 31,
                                                 ---------------------------------------------------------
                                                             2011                         2010
                                                 ---------------------------- ----------------------------
                                                                    ESTIMATED                    ESTIMATED
                                                 NOTIONAL CARRYING    FAIR    NOTIONAL CARRYING    FAIR
                                                  AMOUNT   VALUE      VALUE    AMOUNT   VALUE      VALUE
                                                 -------- --------- --------- -------- --------- ---------
                                                                      (IN MILLIONS)
ASSETS:
Mortgage loans, net (1).........................          $   6,662 $   6,946          $   5,890 $   6,022
Policy loans....................................          $   1,203 $   1,307          $   1,190 $   1,260
Real estate joint ventures (2)..................          $      69 $     107          $      79 $     102
Other limited partnership interests (2).........          $      98 $     126          $     104 $     116
Short-term investments (3)......................          $      19 $      19          $      88 $      88
Other invested assets (2).......................          $     430 $     477                 --        --
Cash and cash equivalents.......................          $     745 $     745          $   1,928 $   1,928
Accrued investment income.......................          $     568 $     568          $     559 $     559
Premiums, reinsurance and other receivables
  (2)...........................................          $   5,973 $   6,880          $   5,959 $   6,164
LIABILITIES:
PABs (2)........................................          $  23,144 $  24,732          $  24,622 $  26,061
Payables for collateral under securities loaned
  and other transactions........................          $   8,079 $   8,079          $   8,103 $   8,103
Long-term debt (4)..............................          $     792 $     970          $     795 $     930
Other liabilities (2)...........................          $     224 $     224          $     294 $     294
Separate account liabilities (2)................          $   1,240 $   1,240          $   1,407 $   1,407
COMMITMENTS: (5)
Mortgage loan commitments.......................   $  167 $      -- $      --   $  270 $      -- $      (2)
Commitments to fund bank credit facilities and
  private corporate bond investments............   $  248 $      -- $       7   $  315 $      -- $     (12)

--------
(1)Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

   The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                              DAC        VOBA         TOTAL
                                           --------  -------------  --------
                                                     (IN MILLIONS)
   Balance at January 1, 2009............. $  2,779       $  2,661  $  5,440
   Capitalizations........................      851             --       851
                                           --------       --------  --------
      Subtotal............................    3,630          2,661     6,291
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      225             86       311
      Other expenses......................     (408)          (197)     (605)
                                           --------       --------  --------
        Total amortization................     (183)          (111)     (294)
                                           --------       --------  --------
   Unrealized investment gains (losses)...     (322)          (433)     (755)
   Effect of foreign currency translation.        2             --         2
                                           --------       --------  --------
   Balance at December 31, 2009...........    3,127          2,117     5,244
   Capitalizations........................      978             --       978
                                           --------       --------  --------
      Subtotal............................    4,105          2,117     6,222
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      (67)           (17)      (84)
      Other expenses......................     (458)          (297)     (755)
                                           --------       --------  --------
        Total amortization................     (525)          (314)     (839)
   Unrealized investment gains (losses)...     (167)          (117)     (284)
                                           --------       --------  --------
   Balance at December 31, 2010...........    3,413          1,686     5,099
   Capitalizations........................    1,478             --     1,478
                                           --------       --------  --------
      Subtotal............................    4,891          1,686     6,577
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......     (390)           (29)     (419)
      Other expenses......................     (563)          (314)     (877)
                                           --------       --------  --------
        Total amortization................     (953)          (343)   (1,296)
                                           --------       --------  --------
   Unrealized investment gains (losses)...      (65)          (337)     (402)
   Effect of foreign currency translation.       (3)            --        (3)
                                           --------       --------  --------
   Balance at December 31, 2011........... $  3,870       $  1,006  $  4,876
                                           ========       ========  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                  DAC              VOBA              TOTAL
                           ----------------- ----------------- -----------------
                                               DECEMBER 31,
                           -----------------------------------------------------
                             2011     2010     2011     2010     2011     2010
                           -------- -------- -------- -------- -------- --------
                                               (IN MILLIONS)
Retirement Products....... $  2,213 $  1,985 $    748 $    996 $  2,961 $  2,981
Corporate Benefit Funding.       12        8        1        1       13        9
Insurance Products........    1,501    1,329      257      689    1,758    2,018
Corporate & Other.........      144       91       --       --      144       91
                           -------- -------- -------- -------- -------- --------
   Total.................. $  3,870 $  3,413 $  1,006 $  1,686 $  4,876 $  5,099
                           ======== ======== ======== ======== ======== ========

6. GOODWILL

   Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit was as follows:

                                                DECEMBER 31,
                                            ---------------------
                                              2011         2010
                                            -------- ------------
                                                (IN MILLIONS)
               Retirement Products......... $    219 $        219
               Corporate Benefit Funding...      307          307
               Insurance Products:
                Non-medical health.........        5            5
                Individual life............       17           17
                                            -------- ------------
                  Total Insurance Products.       22           22
               Corporate & Other...........      405          405
                                            -------- ------------
                    Total.................. $    953 $        953
                                            ======== ============

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


7. INSURANCE

INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                              FUTURE POLICY    POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                BENEFITS            BALANCES            BALANCES
                           ------------------- -------------------  --------------------
                                                 DECEMBER 31,
                           ------------------------------------------------------------
                             2011      2010      2011       2010      2011       2010
                           --------- --------- ---------  --------- --------   --------
                                                 (IN MILLIONS)
Retirement Products....... $   2,342 $   1,718 $  22,699  $  20,990 $     17   $     18
Corporate Benefit Funding.    14,028    12,991     8,375      9,452       14          5
Insurance Products........     3,280     3,060     7,303      6,592    2,569      2,268
Corporate & Other.........     5,833     5,429     3,698      2,257      389        361
                           --------- --------- ---------  ---------   --------  --------
 Total.................... $  25,483 $  23,198 $  42,075  $  39,291 $  2,989   $  2,652
                           ========= ========= =========  =========   ========  ========

   See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...     $     224
                  Amortization.................            (9)
                                                    ---------
                  Balance at December 31, 2009.           215
                  Amortization.................           (12)
                                                    ---------
                  Balance at December 31, 2010.           203
                  Amortization.................           (13)
                                                    ---------
                  Balance at December 31, 2011.     $     190
                                                    =========

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...      $    422
                  Capitalization...............           124
                  Amortization.................           (53)
                                                     --------
                  Balance at December 31, 2009.           493
                  Capitalization...............           100
                  Amortization.................           (56)
                                                     --------
                  Balance at December 31, 2010.           537
                  Capitalization...............            79
                  Amortization.................           (81)
                                                     --------
                  Balance at December 31, 2011.      $    535
                                                     ========

SEPARATE ACCOUNTS

   Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

   MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank ("FHLB") of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                 LIABILITY          COLLATERAL
                              --------------- -----------------------
                                           DECEMBER 31,
                              ---------------------------------------
                               2011    2010      2011        2010
                              ------- ------- ----------- -----------
                                           (IN MILLIONS)
          FHLB of Boston (1). $   450 $   100 $   518 (2) $   211 (2)
          Farmer Mac (3)..... $   200 $   200 $   230 (4) $   231 (4)

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                            ------------------------
                                              2011     2010    2009
                                            --------  ------  ------
                                                  (IN MILLIONS)
           Balance at January 1,........... $    978  $  805  $  691
            Less: Reinsurance recoverables.      878     706     589
                                            --------  ------  ------
           Net balance at January 1,.......      100      99     102
                                            --------  ------  ------
           Incurred related to:
            Current year...................        5      24      26
            Prior years....................        4     (12)    (17)
                                            --------  ------  ------
              Total incurred...............        9      12       9
                                            --------  ------  ------
           Paid related to:
            Current year...................       --      (1)     (1)
            Prior years....................      (10)    (10)    (11)
                                            --------  ------  ------
              Total paid...................      (10)    (11)    (12)
                                            --------  ------  ------
           Net balance at December 31,.....       99     100      99
            Add: Reinsurance recoverables..      980     878     706
                                            --------  ------  ------
           Balance at December 31,......... $  1,079  $  978  $  805
                                            ========  ======  ======

   During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                            DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                              2011                                 2010
                                              --------------------------------     --------------------------------
                                                  IN THE              AT               IN THE              AT
                                              EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                              --------------     -------------     --------------     -------------
                                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................      $  27,161               N/A          $  21,840               N/A
Net amount at risk (2).......................      $     795 (3)           N/A          $     415 (3)           N/A
Average attained age of contractholders......       63 years               N/A           62 years               N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value.......................      $  49,389         $  41,713          $  42,553         $  30,613
Net amount at risk (2).......................      $   4,720 (3)     $   6,595 (4)      $   3,200 (3)     $   3,523 (4)
Average attained age of contractholders......       62 years          62 years           60 years          62 years

                                                                                               DECEMBER 31,
                                                                                   --------------------------------
                                                                                        2011              2010
                                                                                   --------------     -------------
                                                                                           SECONDARY GUARANTEES
                                                                                   --------------------------------
                                                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).                                           $   5,177         $   3,740
Net amount at risk (2).......................                                           $  80,477 (3)     $  51,639 (3)
Average attained age of policyholders........                                            58 years          59 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                          UNIVERSAL AND VARIABLE
                                   ANNUITY CONTRACTS          LIFE CONTRACTS
                              --------------------------  ----------------------
                               GUARANTEED   GUARANTEED
                                 DEATH     ANNUITIZATION        SECONDARY
                                BENEFITS     BENEFITS           GUARANTEES        TOTAL
                              -----------  -------------  ---------------------- -------
                                                       (IN MILLIONS)
DIRECT
Balance at January 1, 2009... $        98     $      221       $             108 $   427
Incurred guaranteed benefits.          48             (6)                    187     229
Paid guaranteed benefits.....         (89)            --                      --     (89)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          57            215                     295     567
Incurred guaranteed benefits.          52             66                     601     719
Paid guaranteed benefits.....         (30)            --                      --     (30)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          79            281                     896   1,256
Incurred guaranteed benefits.          84            128                     140     352
Paid guaranteed benefits.....         (25)            --                      --     (25)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       138     $      409       $           1,036 $ 1,583
                              ===========     ==========       ================= =======
CEDED
Balance at January 1, 2009... $        86     $       72       $              -- $   158
Incurred guaranteed benefits.          38              2                     142     182
Paid guaranteed benefits.....         (68)            --                      --     (68)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          56             74                     142     272
Incurred guaranteed benefits.          38             23                     515     576
Paid guaranteed benefits.....         (18)            --                      --     (18)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          76             97                     657     830
Incurred guaranteed benefits.          59             42                     110     211
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       114     $      139       $             767 $ 1,020
                              ===========     ==========       ================= =======
NET
Balance at January 1, 2009... $        12     $      149       $             108 $   269
Incurred guaranteed benefits.          10             (8)                     45      47
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.           1            141                     153     295
Incurred guaranteed benefits.          14             43                      86     143
Paid guaranteed benefits.....         (12)            --                      --     (12)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.           3            184                     239     426
Incurred guaranteed benefits.          25             86                      30     141
Paid guaranteed benefits.....          (4)            --                      --      (4)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $        24     $      270       $             269 $   563
                              ===========     ==========       ================= =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                       -------------------
                                         2011      2010
                                       --------- ---------
                                          (IN MILLIONS)
                      Fund Groupings:
                      Equity.......... $  33,482 $  34,207
                      Balanced........    29,189    19,552
                      Bond............     4,132     4,330
                      Money Market....     1,077     1,136
                      Specialty.......     1,002     1,004
                                       --------- ---------
                       Total.......... $  68,882 $  60,229
                                       ========= =========

8. REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company. These businesses have been included within Corporate & Other.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  2,429  $  1,559  $  1,782
Reinsurance assumed...........................................        7        13        14
Reinsurance ceded.............................................     (608)     (505)     (484)
                                                               --------  --------  --------
   Net premiums............................................... $  1,828  $  1,067  $  1,312
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,572  $  2,104  $  1,681
Reinsurance assumed...........................................       92       120       115
Reinsurance ceded.............................................     (708)     (585)     (416)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  1,956  $  1,639  $  1,380
                                                               ========  ========  ========
OTHER REVENUES:
Direct other revenues......................................... $    209  $    200  $    121
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    508  $    503  $    598
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  4,277  $  3,708  $  3,314
Reinsurance assumed...........................................       20        31        10
Reinsurance ceded.............................................   (1,637)   (1,834)   (1,259)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,660  $  1,905  $  2,065
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  1,206  $  1,265  $  1,270
Reinsurance assumed...........................................       68        64        64
Reinsurance ceded.............................................      (85)      (58)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,189  $  1,271  $  1,301
                                                               ========  ========  ========
OTHER EXPENSES:
Direct other expenses......................................... $  2,719  $  2,110  $  1,034
Reinsurance assumed...........................................       48        90       105
Reinsurance ceded.............................................      152       121        68
                                                               --------  --------  --------
   Net other expenses......................................... $  2,919  $  2,321  $  1,207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                             DECEMBER 31, 2011
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     686 $     34 $  19,503  $  20,223
Deferred policy acquisition costs and value of business acquired.     5,315      140      (579)     4,876
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   6,001 $    174 $  18,924  $  25,099
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  25,399 $     84 $      --  $  25,483
Other policy-related balances....................................       677    1,515       797      2,989
Other liabilities................................................     1,230       12     4,142      5,384
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  27,306 $  1,611 $   4,939  $  33,856
                                                                  ========= ======== =========  =========
                                                                             DECEMBER 31, 2010
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     376 $     40 $  16,592  $  17,008
Deferred policy acquisition costs and value of business acquired.     5,434      164      (499)     5,099
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   5,810 $    204 $  16,093  $  22,107
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  23,111 $     87 $      --  $  23,198
Other policy-related balances....................................       674    1,435       543      2,652
Other liabilities................................................     1,082       12     3,409      4,503
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  24,867 $  1,534 $   3,952  $  30,353
                                                                  ========= ======== =========  =========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $      7  $     13  $     14
Reinsurance ceded.............................................     (286)     (191)     (166)
                                                               --------  --------  --------
   Net premiums............................................... $   (279) $   (178) $   (152)
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $     92  $    120  $    115
Reinsurance ceded.............................................     (400)     (308)     (168)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $   (308) $   (188) $    (53)
                                                               ========  ========  ========
OTHER REVENUES:
Reinsurance assumed........................................... $     --  $     --  $     --
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    299  $    303  $    477
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $     18  $     29  $      8
Reinsurance ceded.............................................     (484)     (343)     (239)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $   (466) $   (314) $   (231)
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $     68  $     64  $     64
Reinsurance ceded.............................................      (84)      (59)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $    (16) $      5  $     31
                                                               ========  ========  ========
OTHER EXPENSES:
Reinsurance assumed........................................... $     48  $     90  $    105
Reinsurance ceded.............................................      204       152       102
                                                               --------  --------  --------
   Net other expenses......................................... $    252  $    242  $    207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                               DECEMBER 31,
                                                                  -------------------------------------
                                                                         2011                2010
                                                                  ------------------  -----------------
                                                                  ASSUMED    CEDED    ASSUMED    CEDED
                                                                  -------- ---------  -------- --------
                                                                              (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     34 $  12,345  $     40 $  9,826
Deferred policy acquisition costs and value of business acquired.      140      (583)      164     (484)
                                                                  -------- ---------  -------- --------
 Total assets.................................................... $    174 $  11,762  $    204 $  9,342
                                                                  ======== =========  ======== ========
LIABILITIES:
Future policy benefits........................................... $     44 $      --  $     41 $     --
Other policy-related balances....................................    1,515       758     1,435      508
Other liabilities................................................       10     3,903        12    3,200
                                                                  -------- ---------  -------- --------
 Total liabilities............................................... $  1,569 $   4,661  $  1,488 $  3,708
                                                                  ======== =========  ======== ========

   The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

   MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

9. DEBT

   Long-term debt outstanding was as follows:

                                                           DECEMBER 31,
                                      INTEREST           -----------------
                                       RATES    MATURITY   2011     2010
                                      --------  -------- -------- --------
                                                           (IN MILLIONS)
      Surplus notes -- affiliated....    8.595%     2038 $    750 $    750
      Long-term debt -- unaffiliated.    7.028%     2030       42       45
                                                         -------- --------
      Total long-term debt (1).......                    $    792 $    795
                                                         ======== ========

--------

(1)Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 2.

   On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long-term notes.

   In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with an interest rate of six-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the
$200 million surplus note to MetLife Credit Corporation.

   The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of 2012, 2013, 2014, 2015 and 2016, and $787 million thereafter.

   Interest expense related to the Company's indebtedness included in other expenses was $67 million, $70 million and $71 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                   -----------------------------
                                                     2011      2010       2009
                                                   --------  --------  ---------
                                                           (IN MILLIONS)
Current:
 Federal.......................................... $   (157) $     55  $      24
 State and local..................................       --        --          1
 Foreign..........................................       (5)       (4)        (4)
                                                   --------  --------  ---------
   Subtotal.......................................     (162)       51         21
                                                   --------  --------  ---------
Deferred:
 Federal..........................................      641       274       (380)
 Foreign..........................................       42        (5)        (9)
                                                   --------  --------  ---------
   Subtotal.......................................      683       269       (389)
                                                   --------  --------  ---------
     Provision for income tax expense (benefit)... $    521  $    320  $    (368)
                                                   ========  ========  =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                -----------------------------
                                                  2011      2010       2009
                                                --------  --------  ---------
                                                        (IN MILLIONS)
 Tax provision at U.S. statutory rate.......... $    616  $    377  $    (285)
 Tax effect of:
  Tax-exempt investment income.................      (71)      (67)       (69)
  Prior year tax...............................       (9)        8        (17)
  Tax credits..................................      (11)       (6)        --
  Foreign tax rate differential................       (4)        3          3
  Change in valuation allowance................       (2)        4         --
  Other, net...................................        2         1         --
                                                --------  --------  ---------
    Provision for income tax expense (benefit). $    521  $    320  $    (368)
                                                ========  ========  =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                   -----------------------
                                                       2011        2010
                                                   -----------  ----------
                                                        (IN MILLIONS)
     Deferred income tax assets:
      Policyholder liabilities and receivables.... $       880  $    1,298
      Net operating loss carryforwards............         124          99
      Operating lease reserves....................          --           2
      Capital loss carryforwards..................         123         359
      Investments, including derivatives..........         119         297
      Tax credit carryforwards....................         160         167
      Other.......................................          41          20
                                                   -----------  ----------
                                                         1,447       2,242
      Less: Valuation allowance...................           2           4
                                                   -----------  ----------
                                                         1,445       2,238
                                                   -----------  ----------
     Deferred income tax liabilities:
      Net unrealized investment gains.............       1,013         166
      DAC and VOBA................................       1,595       1,713
      Other.......................................           9           3
                                                   -----------  ----------
                                                         2,617       1,882
                                                   -----------  ----------
        Net deferred income tax asset (liability). $    (1,172) $      356
                                                   ===========  ==========

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                   NET OPERATING LOSS                 CAPITAL LOSS
                      CARRYFORWARDS                   CARRYFORWARDS
             ------------------------------- -------------------------------
                AMOUNT        EXPIRATION        AMOUNT        EXPIRATION
             ------------- ----------------- ------------- -----------------
             (IN MILLIONS)                   (IN MILLIONS)
   Domestic.      $     60 Beginning in 2025      $    350 Beginning in 2013
   State....      $     22 Beginning in 2012      $     -- N/A
   Foreign..      $    413 Indefinite             $     -- N/A

   Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

   The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN MILLIONS)
Balance at January 1,......................................................... $    38  $    44  $    48
Additions for tax positions of prior years....................................      --        1        2
Reductions for tax positions of prior years...................................      (3)      --       --
Additions for tax positions of current year...................................       2       --       --
Reductions for tax positions of current year..................................      (8)      (7)      (6)
                                                                               -------  -------  -------
Balance at December 31,....................................................... $    29  $    38  $    44
                                                                               =======  =======  =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $    (3) $    --  $    --
                                                                               =======  =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------
                                                                                    2011      2010     2009
                                                                                  --------- -------- ---------
                                                                                         (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of
  operations..................................................................... $      -- $      5 $      --

                                                                                               DECEMBER 31,
                                                                                            ------------------
                                                                                              2011     2010
                                                                                            -------- ---------
                                                                                              (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance
  sheets.........................................................................           $      9 $       9

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.

11.CONTINGENCIES, COMMITMENTS AND GUARANTEES

  LITIGATION

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011.

  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Sales Practices Claims

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General Life Insurance Company or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

   A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the
U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including MetLife Insurance Company of Connecticut, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company estimates that the reasonably possible amount of such additional payments in excess of amounts accrued is not material to the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                               -------------------
                                                                 2011      2010
                                                               --------- ---------
                                                                  (IN MILLIONS)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $       8
 Premium tax offsets currently available for paid assessments.         2         1
                                                               --------- ---------
                                                               $      21 $       9
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      39 $      13
                                                               ========= =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, related to ELNY.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion at both December 31, 2011 and 2010. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $167 million and $270 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $248 million and $315 million at December 31, 2011 and 2010, respectively.

  OTHER COMMITMENTS

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2011 and 2010, the Company had agreed to fund up to $90 million and $114 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $109 million and $144 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $272 million and $297 million at December 31, 2011 and 2010, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2011 and 2010. The remainder of the risk was ceded to external reinsurers.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

12.EQUITY

RETURN OF CAPITAL

   During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

COMMON STOCK

   The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2011 and 2010. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (unaudited) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $46 million, $668 million and $81 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Connecticut Insurance Department, was $5.1 billion at both December 31, 2011 and 2010.

   Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Insurance Department, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010.

  DIVIDEND RESTRICTIONS

   Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2012 without prior regulatory approval is $504 million.

   Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                               2011      2010       2009
                                                                             --------  --------  ----------
                                                                                      (IN MILLIONS)
Holding gains (losses) on investments arising during the year............... $  3,157  $  2,032  $    3,365
Income tax effect of holding gains (losses).................................   (1,111)     (705)     (1,174)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income....................................................      (58)     (215)        505
Income tax effect of reclassification adjustments...........................       20        74        (176)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts......................................................     (694)     (317)       (755)
Income tax effect of allocation of holding (gains) losses to other
  policyholder amounts......................................................      244       110         263
                                                                             --------  --------  ----------
Net unrealized investment gains (losses), net of income tax.................    1,558       979       2,028
Foreign currency translation adjustments, net of income tax.................      (13)      (16)         45
                                                                             --------  --------  ----------
Other comprehensive income (loss), excluding cumulative effect of change
  in accounting principle...................................................    1,545       963       2,073
Cumulative effect of change in accounting principle, net of income tax
  expense (benefit) of $0, $18 million and ($12) million (see Note 1).......       --        34         (22)
                                                                             --------  --------  ----------
 Other comprehensive income (loss).......................................... $  1,545  $    997  $    2,051
                                                                             ========  ========  ==========

13.OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  ---------------------------------
                                                    2011        2010         2009
                                                  --------  -------------  --------
                                                            (IN MILLIONS)
Compensation..................................... $    306       $    283  $    148
Commissions......................................    1,418            936       796
Volume-related costs.............................      162            130       308
Affiliated interest costs on ceded reinsurance...      271            162       107
Capitalization of DAC............................   (1,478)          (978)     (851)
Amortization of DAC and VOBA.....................    1,296            839       294
Interest expense on debt and debt issuance costs.      389            472        71
Premium taxes, licenses & fees...................       75             47        45
Professional services............................       50             38        17
Rent.............................................       29             29         3
Other............................................      401            363       269
                                                  --------       --------  --------
 Total other expenses............................ $  2,919       $  2,321  $  1,207
                                                  ========       ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.BUSINESS SEGMENT INFORMATION

   The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products and services include variable life, universal life, term life and whole life products including participating business. Non-Medical Health includes individual disability income products.

   Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

   Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT     INSURANCE    CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2011         PRODUCTS     FUNDING     PRODUCTS        OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ------------  -------------  --------  ------------ ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $      509  $    1,071  $        201   $         47  $  1,828  $         -- $      1,828
Universal life and investment-type
 product policy fees...............      1,175          34           589             36     1,834           122        1,956
Net investment income..............        833       1,175           590            190     2,788           295        3,083
Other revenues.....................        363           5           139              1       508            --          508
Net investment gains (losses)......         --          --            --             --        --            35           35
Net derivative gains (losses)......         --          --            --             --        --         1,119        1,119
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total revenues...................      2,880       2,285         1,519            274     6,958         1,571        8,529
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        648       1,598           248             46     2,540           120        2,660
Interest credited to policyholder
 account balances..................        737         180           251             --     1,168            21        1,189
Capitalization of DAC..............     (1,039)         (7)         (368)           (64)   (1,478)           --       (1,478)
Amortization of DAC and VOBA.......        578           4           295              8       885           411        1,296
Interest expense on debt...........         --          --            --             67        67           322          389
Other expenses.....................      1,552          42           931            163     2,688            24        2,712
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total expenses...................      2,476       1,817         1,357            220     5,870           898        6,768
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        141         164            57            (69)      293           228          521
                                    ----------  ----------  ------------   ------------  --------               ------------
OPERATING EARNINGS................. $      263  $      304  $        105   $        123       795
                                    ==========  ==========  ============   ============
Adjustments to:
  Total revenues......................................................................      1,571
  Total expenses......................................................................       (898)
  Provision for income tax (expense) benefit..........................................       (228)
                                                                                         --------
NET INCOME (LOSS)....................................................................... $  1,240               $      1,240
                                                                                         ========               ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                         CORPORATE
                              RETIREMENT  BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2011:          PRODUCTS   FUNDING    PRODUCTS     & OTHER    TOTAL
---------------------         ---------- --------- ------------- --------- ----------
                                                   (IN MILLIONS)
TOTAL ASSETS................. $  100,100 $  30,836   $    21,236 $  19,599 $  171,771
SEPARATE ACCOUNT ASSETS...... $   69,562 $   1,880   $     1,117 $      -- $   72,559
SEPARATE ACCOUNT LIABILITIES. $   69,562 $   1,880   $     1,117 $      -- $   72,559

                                                         OPERATING EARNINGS
                                    -----------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT    INSURANCE   CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2010         PRODUCTS     FUNDING    PRODUCTS       OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ----------  -------------  --------  ------------ ------------
                                                                        (IN MILLIONS)
REVENUES
Premiums........................... $      240  $      643  $      184   $         --  $  1,067  $         -- $      1,067
Universal life and investment-type
 product policy fees...............        916          29         593             15     1,553            86        1,639
Net investment income..............        939       1,102         486            207     2,734           423        3,157
Other revenues.....................        337           6         117             43       503            --          503
Net investment gains (losses)......         --          --          --             --        --           150          150
Net derivative gains (losses)......         --          --          --             --        --            58           58
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total revenues....................      2,432       1,780       1,380            265     5,857           717        6,574
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        350       1,159         321             --     1,830            75        1,905
Interest credited to policyholder
 account balances..................        718         193         236             96     1,243            28        1,271
Capitalization of DAC..............       (592)         (4)       (327)           (55)     (978)           --         (978)
Amortization of DAC and VOBA.......        410           2         337              7       756            83          839
Interest expense on debt...........         --          --          --             70        70           402          472
Other expenses.....................      1,023          36         806            123     1,988            --        1,988
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total expenses....................      1,909       1,386       1,373            241     4,909           588        5,497
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        183         139           2            (49)      275            45          320
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
OPERATING EARNINGS                  $      340  $      255  $        5   $         73       673
                                    ==========  ==========  ==========   ============
Adjustments to:
 Total revenues......................................................................       717
 Total expenses......................................................................      (588)
 Provision for income tax (expense) benefit..........................................       (45)
                                                                                       --------
NET INCOME (LOSS)..................................................................... $    757               $        757
                                                                                       ========               ============

                                            CORPORATE
                               RETIREMENT    BENEFIT     INSURANCE   CORPORATE
AT DECEMBER 31, 2010:           PRODUCTS     FUNDING     PRODUCTS     & OTHER    TOTAL
---------------------         ------------- ---------- ------------- --------- ----------
                                                       (IN MILLIONS)
TOTAL ASSETS................. $      87,461 $   30,491  $     16,296 $  20,637 $  154,885
SEPARATE ACCOUNT ASSETS...... $      58,917 $    1,625  $      1,077 $      -- $   61,619
SEPARATE ACCOUNT LIABILITIES. $      58,917 $    1,625  $      1,077 $      -- $   61,619

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                   CORPORATE
                                     RETIREMENT     BENEFIT    INSURANCE    CORPORATE                                TOTAL
YEAR ENDED DECEMBER 31, 2009          PRODUCTS      FUNDING    PRODUCTS      & OTHER       TOTAL    ADJUSTMENTS   CONSOLIDATED
----------------------------        ------------  ----------  ----------  -------------  --------  -------------  ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $        339  $      849  $      124    $        --  $  1,312  $          --  $      1,312
Universal life and investment-type
 product policy fees...............          690          29         618              5     1,342             38         1,380
Net investment income..............          884       1,061         381             40     2,366            (31)        2,335
Other revenues.....................          264           6         328             --       598             --           598
Net investment gains (losses)......           --          --          --             --        --           (835)         (835)
Net derivative gains (losses)......           --          --          --             --        --         (1,031)       (1,031)
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total revenues....................        2,177       1,945       1,451             45     5,618         (1,859)        3,759
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
EXPENSES
Policyholder benefits and claims...          429       1,360         223              1     2,013             52         2,065
Interest credited to policyholder
 account balances..................          741         265         243             91     1,340            (39)        1,301
Capitalization of DAC..............         (528)         (2)       (285)           (36)     (851)            --          (851)
Amortization of DAC and VOBA.......          334           3         271              2       610           (316)          294
Interest expense on debt...........           --           2          --             69        71             --            71
Other expenses.....................          928          34         648             84     1,694             (1)        1,693
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total expenses....................        1,904       1,662       1,100            211     4,877           (304)        4,573
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
Provision for income tax expense
 (benefit).........................           96          97         123           (138)      178           (546)         (368)
                                    ------------  ----------  ----------    -----------  --------                 ------------
OPERATING EARNINGS................. $        177  $      186  $      228    $       (28)      563
                                    ============  ==========  ==========    ===========  ========
Adjustments to:
 Total revenues........................................................................    (1,859)
 Total expenses........................................................................       304
 Provision for income tax (expense) benefit............................................       546
                                                                                         --------
NET INCOME (LOSS)....................................................................... $   (446)                $       (446)
                                                                                         ========                 ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 82%, 87% and 84%, respectively, of consolidated operating revenues.

15.RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                    -------------------------------
                                      2011       2010        2009
                                    -------- ------------- --------
                                             (IN MILLIONS)
             Compensation.......... $    259      $    244 $    110
             Commissions...........      992           561      511
             Volume-related costs..      225           177      279
             Professional services.       20            16       --
             Rent..................       26            26       --
             Other.................      331           300      200
                                    --------      -------- --------
              Total other expenses. $  1,853      $  1,324 $  1,100
                                    ========      ======== ========

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                         2011      2010      2009
                                                        ------ ------------- -----
                                                               (IN MILLIONS)
Universal life and investment-type product policy fees. $  145    $      114 $  85
Other revenues......................................... $  136    $      101 $  71

   The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE I

                    CONSOLIDATED SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011
                                 (IN MILLIONS)

                                                                               AMOUNT AT
                                                    COST OR       ESTIMATED  WHICH SHOWN ON
TYPES OF INVESTMENTS                           AMORTIZED COST (1) FAIR VALUE BALANCE SHEET
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........  $         6,832   $   8,048  $       8,048
   Foreign government securities..............            1,035       1,247          1,247
   Public utilities...........................            2,095       2,382          2,382
   State and political subdivision securities.            1,891       2,055          2,055
   All other corporate bonds..................           21,245      22,830         22,830
                                                ---------------   ---------  -------------
     Total bonds..............................           33,098      36,562         36,562
 Mortgage-backed and asset-backed securities..           10,481      10,599         10,599
 Redeemable preferred stock...................              636         620            620
                                                ---------------   ---------  -------------
   Total fixed maturity securities............           44,215      47,781         47,781
                                                ---------------   ---------  -------------
Other securities..............................            3,690       3,665          3,665
                                                ---------------   ---------  -------------
Equity securities:
   Non-redeemable preferred stock.............              147         106            106
Common stock:
   Industrial, miscellaneous and all other....              148         146            146
                                                ---------------   ---------  -------------
   Total equity securities....................              295         252            252
                                                ---------------   ---------  -------------
Mortgage loans, net...........................            9,800                      9,800
Policy loans..................................            1,203                      1,203
Real estate and real estate joint ventures....              503                        503
Other limited partnership interests...........            1,696                      1,696
Short-term investments........................            2,578                      2,578
Other invested assets.........................            3,373                      3,373
                                                ---------------              -------------
     Total investments........................  $        67,353              $      70,851
                                                ===============              =============

--------
(1)The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                        CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)
                          DECEMBER 31, 2011 AND 2010
                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2011      2010
                                                             --------- ---------
CONDENSED BALANCE SHEETS
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
  fair value (amortized cost: $31,856 and $33,974,
  respectively)............................................. $  34,063 $  34,300
 Equity securities available-for-sale, at estimated fair
  value (cost: $288 and $420, respectively).................       244       396
 Other securities, at estimated fair value..................        40        --
 Mortgage loans (net of valuation allowances of $37 and
  $54, respectively)........................................     5,109     4,698
 Policy loans...............................................     1,101     1,127
 Real estate and real estate joint ventures.................       351       329
 Other limited partnership interests........................     1,141     1,057
 Short-term investments, principally at estimated fair value     1,581     1,098
 Investment in subsidiaries.................................     6,195     4,658
 Loans to subsidiaries......................................       305        --
 Other invested assets, principally at estimated fair value.     2,095     1,481
                                                             --------- ---------
  Total investments.........................................    52,225    49,144
Cash and cash equivalents, principally at estimated fair
 value......................................................       379     1,364
Accrued investment income...................................       358       377
Premiums, reinsurance and other receivables.................     6,993     6,549
Receivables from subsidiaries...............................       728       665
Deferred policy acquisition costs and value of business
 acquired...................................................     1,227     2,039
Current income tax recoverable..............................        66        16
Deferred income tax assets..................................        --       912
Goodwill....................................................       885       885
Other assets................................................       155       149
Separate account assets.....................................    15,739    19,184
                                                             --------- ---------
  Total assets.............................................. $  78,755 $  81,284
                                                             ========= =========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits...................................... $  19,509 $  19,453
Policyholder account balances...............................    24,605    25,837
Other policy-related balances...............................       730       485
Payables for collateral under securities loaned and other
 transactions...............................................     6,375     6,857
Long-term debt -- affiliated................................       750       750
Current income tax payable..................................        57        --
Other liabilities...........................................       817       767
Separate account liabilities................................    15,739    19,184
                                                             --------- ---------
  Total liabilities.........................................    68,582    73,333
                                                             --------- ---------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
 authorized; 34,595,317 shares issued and outstanding at
 December 31, 2011 and 2010.................................        86        86
Additional paid-in capital..................................     6,673     6,719
Retained earnings...........................................     1,657       934
Accumulated other comprehensive income (loss)...............     1,757       212
                                                             --------- ---------
  Total stockholders' equity................................    10,173     7,951
                                                             --------- ---------
  Total liabilities and stockholders' equity................ $  78,755 $  81,284
                                                             ========= =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)


                                                                              2011      2010      2009
                                                                            --------  --------  --------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums................................................................... $    148  $    148  $    141
Universal life and investment-type product policy fees.....................      632       633       631
Net investment income......................................................    1,943     2,018     1,895
Equity in earnings from subsidiaries.......................................      658       236      (316)
Other revenues.............................................................      154       162       328
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (53)      (97)     (534)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (3)       47       160
 Other net investment gains (losses).......................................       70       152      (418)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       14       102      (792)
 Net derivative gains (losses).............................................      241       (67)     (405)
                                                                            --------  --------  --------
   Total revenues..........................................................    3,790     3,232     1,482
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................      755       800       801
Interest credited to policyholder account balances.........................      710       691       801
Other expenses.............................................................      800       753       494
                                                                            --------  --------  --------
   Total expenses..........................................................    2,265     2,244     2,096
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,525       988      (614)
Provision for income tax expense (benefit).................................      285       231      (168)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)

                                                                               2011        2010        2009
                                                                            ----------  ----------  ---------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.................................. $      886  $    1,129  $     993
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:.....................................
    Fixed maturity securities..............................................     13,921      13,203     10,125
    Equity securities......................................................        163         127        129
    Mortgage loans.........................................................        552         279        429
    Real estate and real estate joint ventures.............................         12          14          3
    Other limited partnership interests....................................        159          92         94
  Purchases of:
    Fixed maturity securities..............................................    (11,658)    (13,715)    (9,247)
    Equity securities......................................................        (22)        (38)       (61)
    Mortgage loans.........................................................       (946)       (868)      (531)
    Real estate and real estate joint ventures.............................        (83)        (80)       (19)
    Other limited partnership interests....................................       (214)       (204)      (127)
  Cash received in connection with freestanding derivatives................        375          93        225
  Cash paid in connection with freestanding derivatives....................       (453)       (102)      (434)
  Issuances of loans to affiliates.........................................       (305)         --         --
  Net change in policy loans...............................................         26          12         12
  Net change in short-term investments.....................................       (487)       (169)       619
  Net change in other invested assets......................................       (389)       (401)      (941)
                                                                            ----------  ----------  ---------
Net cash provided by (used in) investing activities........................        651      (1,757)       276
                                                                            ----------  ----------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...............................................................     14,151      20,496     15,236
    Withdrawals............................................................    (15,754)    (21,062)   (17,667)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................       (482)      1,295     (1,421)
  Net change in short-term debt............................................         --          --       (300)
  Long-term debt repaid....................................................         --        (200)        --
  Financing element on certain derivative instruments......................        127         (24)       (53)
  Return of capital........................................................        (47)         --         --
  Dividends on common stock................................................       (517)       (330)        --
                                                                            ----------  ----------  ---------
Net cash (used in) provided by financing activities........................     (2,522)        175     (4,205)
                                                                            ----------  ----------  ---------
Change in cash and cash equivalents........................................       (985)       (453)    (2,936)
Cash and cash equivalents, beginning of year...............................      1,364       1,817      4,753
                                                                            ----------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                      $      379  $    1,364  $   1,817
                                                                            ==========  ==========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Interest............................................................... $       64  $       74  $      73
                                                                            ==========  ==========  =========
    Income tax............................................................. $      (66) $       98  $      76
                                                                            ==========  ==========  =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                 NOTES TO THE CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

   The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

   Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2. SUPPORT AGREEMENTS

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) (Euro)14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

               CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                      FUTURE POLICY
                             DAC    BENEFITS AND OTHER POLICYHOLDER
                             AND      POLICY-RELATED     ACCOUNT     UNEARNED
SEGMENT                      VOBA        BALANCES        BALANCES   REVENUE (1)
-------                    -------- ------------------ ------------ -----------
2011
Retirement Products....... $  2,961    $         2,359    $  22,699  $       --
Corporate Benefit Funding.       13             14,042        8,375           2
Insurance Products........    1,758              5,849        7,303         184
Corporate & Other.........      144              6,222        3,698          72
                           --------    ---------------    ---------  ----------
 Total.................... $  4,876    $        28,472    $  42,075  $      258
                           ========    ===============    =========  ==========
2010
Retirement Products....... $  2,981    $         1,736    $  20,990  $       --
Corporate Benefit Funding.        9             12,996        9,452          --
Insurance Products........    2,018              5,328        6,592         217
Corporate & Other.........       91              5,790        2,257          45
                           --------    ---------------    ---------  ----------
 Total.................... $  5,099    $        25,850    $  39,291  $      262
                           ========    ===============    =========  ==========
2009
Retirement Products....... $  3,060    $         1,454    $  21,059  $       --
Corporate Benefit Funding.        7             12,702        9,393          --
Insurance Products........    2,133              4,388        6,052         286
Corporate & Other.........       44              5,374          938          14
                           --------    ---------------    ---------  ----------
 Total.................... $  5,244    $        23,918    $  37,442  $      300
                           ========    ===============    =========  ==========

--------
(1)Amounts are included within the future policy benefits and other policy-related balances.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                       POLICYHOLDER BENEFITS
                                                          AND CLAIMS AND     AMORTIZATION OF
                                PREMIUM        NET       INTEREST CREDITED    DAC AND VOBA      OTHER
                              REVENUE AND   INVESTMENT    TO POLICYHOLDER      CHARGED TO     OPERATING  PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES   INCOME     ACCOUNT BALANCES    OTHER EXPENSES  EXPENSES(1) (EXCLUDING LIFE)
-------                      -------------- ---------- --------------------- --------------- ----------- ----------------
2011
Retirement Products.........   $      1,795   $    792      $          1,485    $        945    $    513    $          --
Corporate Benefit Funding ..          1,105      1,142                 1,763               4          36               --
Insurance Products..........            801        568                   499             339         563                8
Corporate & Other...........             83        581                   102               8         511               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      3,784   $  3,083      $          3,849    $      1,296    $  1,623    $           8
                               ============   ========      ================    ============    ========    =============
2010
Retirement Products.........   $      1,243   $    903      $          1,113    $        483    $    431    $          --
Corporate Benefit Funding ..            672      1,098                 1,341               2          32               --
Insurance Products..........            776        478                   557             347         479                5
Corporate & Other...........             15        678                   165               7         540               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,706   $  3,157      $          3,176    $        839    $  1,482    $           5
                               ============   ========      ================    ============    ========    =============
2009
Retirement Products.........   $      1,087   $    854      $          1,161    $         77    $    399    $          --
Corporate Benefit Funding ..            878      1,069                 1,647               3          34               --
Insurance Products..........            722        375                   466             213         362                4
Corporate & Other...........              5         37                    92               1         118               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,692   $  2,335      $          3,366    $        294    $    913    $           4
                               ============   ========      ================    ============    ========    =============

--------
(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                           CONSOLIDATED REINSURANCE
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                      % AMOUNT
                                                                      ASSUMED
                          GROSS AMOUNT   CEDED    ASSUMED  NET AMOUNT  TO NET
                          ------------ ---------- -------- ---------- --------
2011
Life insurance in-force..   $  378,153 $  340,477 $  8,085  $  45,761     17.7 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    2,180 $      366 $      7  $   1,821      0.4 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    2,429 $      608 $      7  $   1,828      0.4 %
                            ========== ========== ========  =========
2010
Life insurance in-force..   $  326,366 $  289,559 $  8,217  $  45,024     18.3 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,310 $      263 $     13  $   1,060      1.2 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,559 $      505 $     13  $   1,067      1.2 %
                            ========== ========== ========  =========
2009
Life insurance in-force..   $  278,335 $  242,647 $  9,044  $  44,732     20.2 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,525 $      235 $     14  $   1,304      1.1 %
Accident and health......          257        249       --          8       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,782 $      484 $     14  $   1,312      1.1 %
                            ========== ========== ========  =========

   For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


     (1)  Statements of Assets and Liabilities as of December 31, 2011



     (2)  Statements of Operations for the year ended December 31, 2011



     (3) Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010


     (4)  Notes to Financial Statements

(b) The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2011 and 2010



     (2) Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1(a).       Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
            Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration
            Statement on Form N-4 EL, File Nos. 033-65343/07465, filed December 22,
            1995.)

1(b).       Resolution of The MetLife Insurance Company of Connecticut Board of
            Directors, dated March 24, 2008, authorizing the combining of MetLife of CT
            Separate Account Nine for Variable Annuities into MetLife of CT Separate
            Account Eleven for Variable Annuities. (Incorporated herein by reference to
            Exhibit 1(b). to Pre-Effective Amendment No. 1 to the Registration Statement
            on Form N-4, File 333-152256/811-21262 filed November 20, 2008.)

2.          Not Applicable

3(a).       Distribution and Principal Underwriting Agreement among the Registrant,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective
            Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable
            Annuities to the Registration Statement on Form N-4, File No. 333-152256/811-
            21262 filed on April 7, 2009.)

3(b).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
            MetLife of CT Fund ABD for Variable Annuities to the Registration Statement
            on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)

3(c).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343/811-07465 filed April 4, 2007.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
3(d).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut. (Incorporated herein by reference to
            Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 033-
            73466/811-08242, filed April 7, 2008.)

3(e).       Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution
            Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f)
            to Post-Effective No. 2 to MetLife of CT Separate Account QPN for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-156911, filed
            April 6, 2010)

4(a).       Form of Variable Annuity Contract. (Incorporated herein by reference to
            Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009,
            filed on September 29, 1999.)

4(b).       Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b)
            to the Registration Statement on Form N-4, File No. 333-65926, filed on June
            11, 2003.)

4(c).       Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit
            4(c) to the Registration Statement on Form N-4, File No. 333-65926, filed on
            June 11, 2003.)

4(d).       Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit
            4(d) to the Registration Statement on Form N-4, File No. 333-65926, filed on
            June 11, 2003.)

4(e).       Deferred Annual Step-Up Death Benefit Endorsement. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No.
            333-65926, filed on June 11, 2003.)

4(f).       Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to
            Exhibit 4(f) to the Registration Statement on Form N-4, File No. 333-65926,
            filed on June 11, 2003.)

4(f)(i).    Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration
            Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

4(g).       Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g)
            to the Registration Statement on Form N-4, File No. 333-65926, filed on June
            11, 2003.)

4(h).       Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the
            Registration Statement on Form N-4, File No. 333-65926, filed on June 11,
            2003.)

4(i).       Planned Death Benefit Settlement Options Rider. (Incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-4, File No.
            333-65926, filed on June 11, 2003.)

4(j).       Inherited Contract Rider. (Incorporated herein by reference to Exhibit 4(j)
            to the Registration Statement on Form N-4, File No. 333-65926, filed on June
            11, 2003.)

4(k).       Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to
            Exhibit 4(k) to the Registration Statement on Form N-4, File No. 333-65926,
            filed on June 11, 2003.)

4(l).       Enhanced Stepped-Up Provision Rider 15 -- Vintage L. (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No.
            333-65926, filed on June 11, 2003.)

4(m).       Enhanced Stepped-Up Provision Rider 20 -- Portfolio Architect L, Pioneer L.
            (Incorporated herein by reference to Exhibit 4(m) to the Registration
            Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

4(n).       Guaranteed Minimum Withdrawal Rider For Life. (Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 7 to the
            Registration Statement on Form N-4, File No. 333-65926, filed on December 23,
            2005.)

4(o).       Company Name Change Endorsement The Travelers Insurance Company effective May
            1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
            Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(p).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
            April 6, 2006.)

4(q).       Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
            April 6, 2006.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
4(r).       403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 12/08)).
            (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective
            Amendment No. 2 to MetLife of Connecticut Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-152189,
            filed April 6, 2010.)

4(s).       401(a)/403(a) Plan Endorsement (L-22492 (5/11)). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the
            Registration Statement on Form N-4, File No. 333-152189, filed April 4,
            2012.)

5(a).       Form of Variable Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4,
            File No. 333-82009 filed on June 11, 2003.)

5(b).       Form of Variable Annuity Application. (Incorporated herein by reference to
            Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343 filed April 6, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 6(b) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The
            Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities Registration Statement on Form N-4, File No.
            033-65343 filed April 6, 2006.)

6(d).       Certificate of Correction, dated April 4, 2007, to the Certificate of
            Amendment to the Charter of MetLife Insurance Company of Connecticut, dated
            February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to the
            Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            65926/811-09411, filed on October 31, 2007.)

7(a).       Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
            7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-
            4, File No. 333-65942, filed April 15, 2003.)

7(b).       Automatic Reinsurance Agreement between MetLife Insurance Company of
            Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006).
            (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment
            No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed
            April 4, 2012.)

7(c).       Automatic Reinsurance Agreement between MetLife Life and Annuity Company of
            Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006).
            (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment
            No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed
            April 4, 2012.)

8(a).       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
            Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT
            Separate Account Nine for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(a)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated August
            31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
            MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(b).       Participation Agreement Among Met Investors Series Trust, Met Investors
            Advisory, LLC, MetLife Investors Distribution Company, The Travelers
            Insurance Company and The Travelers Life and Annuity Company effective
            November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(b)(i).    First Amendment dated May 1, 2009 to the Participation Agreement dated
            November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers,
            LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(b)(ii).   Amendment dated April 30, 2010 to the Participation Agreement dated November
            1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC,
            MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(c).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, American Funds Insurance Series, American Funds
            Distributors, Inc. and Capital Research and Management Company effective
            October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
            and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
            Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(c)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated October
            1, 1999 between American Funds Insurance Series, Capital Research and
            Management Company and MetLife Insurance Company of Connecticut.
            (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
            Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
            152194, filed April 5, 2011.)

8(d).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
            Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
            Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
            Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

8(d)(i).    Amendment No. 5 dated October 5, 2010 to the Amended and Restated
            Participation Agreement dated May 1, 2004 among Franklin Templeton Variable
            Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife
            Insurance Company of Connecticut and MetLife Investors Distribution Company.
            (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
            Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
            152189, filed April 5, 2011.)

8(d)(ii).   Participation Agreement Addendum effective May 1, 2011 Among Franklin
            Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
            Inc., MetLife Insurance Company of Connecticut and MetLife Investors
            Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii)
            to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven
            for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(e).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
            Amendments to the Participation Agreement (respectively effective July 1,
            2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
            2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(e)(i).    Amendment No. 8 dated May 1, 2011 to the Participation Agreement Among
            MetLife Insurance Company of Connecticut and Janus Aspen Series.
            (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective
            Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-
            21262, filed April 4, 2012.)

8(f).       Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
            Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
            Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
            Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
            Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement
            on Form N-4, File No. 333-101778, filed April 7, 2009.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(f)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated January
            1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason
            Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason
            Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut.
            (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective
            Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
            152189, filed April 5, 2011.)

8(g).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer
            Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective
            January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to the Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g)(i).    Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among
            MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust,
            Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
            (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective
            Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-
            101778, filed April 4, 2012.)

8(h).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
            Fund III effective May 1, 2001 and Amendments to the Amended and Restated
            Participation Agreement (respectively effective May 1, 2003, December 8,
            2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
            herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

8(h)(i).    Summary Prospectus Agreement among Fidelity Distributors Corporation and
            MetLife Insurance Company of Connecticut, effective April 30, 2010.
            (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective
            Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
            152189, filed April 5, 2011.)

9           Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment
            No. 1 to the Registration Statement on Form N-4, File 333-152256/811-21262
            filed November 20, 2008.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. (Filed herewith.)

11.         Not applicable

12.         Not applicable

13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, Richard
            S. Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L. Saul and Marie
            C. Swift to act as signatory for Michael K. Farrell, Peter M. Carlson, Maria
            R. Morris, Robert E. Sollmann, Jr. and Stanley J. Talbi (Incorporated herein by reference to Exhibit 13 to Post Effective Amendment No. 2 to the
            Registration Statement on Form N-4, File 333-152256 filed April 8, 2010.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Chairman of the Board, President, Chief Executive Officer and
10 Park Avenue                Director
Morristown, NJ 07962

Maria Regina Morris           Director
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven Jeffrey Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Nicholas Donald Latrenta      General Counsel
1095 Avenue of the Americas
New York, NY 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036

Robin Lenna                   Executive Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Marlene Beverly Debel         Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

William D. Cammarata          Senior Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

S. Peter Headley              Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                 Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Andrew T. Aoyama              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Deirdre E. Curran             Vice President
300 Davidson Ave
Somerset, NJ 08873

Mark J. Davis                 Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Sebastian J. Janssen          Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Katherine J. Schoos           Vice President
700 Quaker Lane
Warwick, RI 02886

Nan D. Tecotzky               Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Michael F. Tietz              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Mark H. Wilsmann              Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

                                        6



ITEM 27. NUMBER OF CONTRACT OWNERS




As of January 31, 2012, there were 279,953 owners of qualified contracts and 80,224 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuitities).


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest
Tampa, FL 33647

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez               Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
200Park Avenue
40(th) Floor
New York, NY 10166

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $39,198,439             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910

MetLife, 501 Boylston Street, Boston, MA 02116

MetLife, 1095 Avenue of the Americas, New York, 10036

MetLife, 18210 Crane Nest Dr., Tampa, FL 33647

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Morristown, and state of New Jersey, on this 4th day of April 2012.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 4th day of April 2012.



         /s/ *MICHAEL K. FARRELL                  Chairman of the Board, President and Chief
---------------------------------------------        Executive Officer
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)




                                        By:     /s/ JOHN E. CONNOLLY, JR.

                                            ------------------------------------

                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact


* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, File Nos. 333-152256/811-21262, filed on April 8, 2010.

..

                                  EXHIBIT INDEX

10    Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm